UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Semiannual Report April 30, 2008

EATON VANCE
COMBINED
MONEY
MARKET
FUNDS

Cash Management Fund

Money Market Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Money Market Funds as of April 30, 2008

INVESTMENT UPDATE

Elizabeth S. Kenyon, CFA
Portfolio Manager

Economic and Market Conditions

•                  During the six months ended April 30, 2008, the U.S. economy faced significant challenges as the subprime mortgage crisis evolved into a more general economy-wide credit crunch, and high food and energy prices contributed to a slowdown in consumer spending. Economic growth in the first quarter of 2008 measured 0.9%, according to Commerce Department data reported in May 2008. This followed the 0.6% growth rate achieved in the fourth quarter of 2007.

•                  In response to weak economic data, the Federal Reserve (the Fed) lowered the Federal Funds Target Rate a total of 250 basis points (2.50%) during the period, from 4.50% to 2.00%. Commercial paper rates, shown in the graph below, reflected this steep reduction. The Fed also lowered the Discount Rate – the rate charged to banks borrowing directly from the Fed – to 2.25% from 5.00% during the period. As it became apparent that banks were avoiding borrowing at the discount window, the Fed instituted three new lending facilities, including one that lends directly to securities firms, a measure not used since the 1930s. These measures indicated the Fed’s understanding of the extent to which the mortgage-lending crisis, falling home prices, and the resulting credit crunch were affecting both the financial markets and the broader economy.

Management Discussion

•                  At April 30, 2008, Cash Management Portfolio — in which the Funds invest their assets — had 66.1% of its net assets invested in high-quality commercial paper, a highly liquid type of security in which money market funds commonly invest. The Portfolio also invests in high-quality U.S. Government agency securities and other short-term investments.

•                  During the six months ended April 30, 2008, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.019 and $0.014 per share, respectively, in income dividends. An investment in each of the money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

•                  During the period, as the Fed continued its target rate cutting policy, management further extended the weighted average maturity in the Portfolio, seeking to lock in more attractive rates in a difficult rate environment. The Funds have never owned asset-backed commercial paper issued by structured investment vehicles or collateralized debt obligations and do not currently intend to do so.

•                  Effective May 1, 2008, after the end of the period, Elizabeth S. Kenyon was replaced as Portfolio Manager of the Portfolio by Duke Laflamme, CFA. Mr. Laflamme joined Eaton Vance in 1998, having been with Norwest Investment Management previously. He is a member and former Director of the Fixed Income Management Society of Boston and a member of the Boston Security Analysts Society. Mr. Laflamme earned a Bachelor of Science degree from Colorado State University.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Money Market Funds as of April 30, 2008

FUND PERFORMANCE

Performance

Eaton Vance Cash Management Fund*(1)

Symbol	EHCXX
SEC Average Annual Total Returns
Six Months	1.89%
One Year	4.39
Five Years	2.73
Ten Years	3.16
Life of Fund†	6.03

*The Fund has no sales charge.

† Inception date: 1/27/75

Eaton Vance Money Market Fund(1),(2)

Symbol	EVMXX
Average Annual Total Returns
Six Months	1.42%
One Year	3.36
Five Years	1.87
Ten Years	2.29
Life of Fund†	2.66

SEC Average Annual Total Returns
Six Months	-3.58%
One Year	-1.64
Five Years	1.50
Ten Years	2.29
Life of Fund†	2.66

†      Inception date: 4/5/95

(1)          Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. Performance is for the stated time period only; current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)          Average Annual Total Returns do not include the applicable contingent deferred sales charge (CDSC). If the sales charge were deducted, performance would be lower. SEC returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Total Annual Operating Expenses(3)

Eaton Vance Cash Management Fund Expense Ratio	0.62%
Eaton Vance Money Market Fund Expense Ratio	1.66%

(3)          Source: Prospectus dated 3/1/08.

Current SEC Yield (annualized) For The 7-Day Period Ended 4/30/08(4)

Eaton Vance Cash Management Fund	2.44%
Eaton Vance Money Market Fund	1.52

(4)          Past performance is no guarantee of future results. Performance is for the stated time period only; the Funds’ current yield may be lower or higher than the quoted yield. Yield quotation more closely reflects current earnings than quotations of total return. For current yield information, please call 1-800-262-1122.

Portfolio Composition

Asset Allocation

By net assets

2

Eaton Vance Money Market Funds as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of a Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Cash Management Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual	$1,000.00	$1,018.90	$2.96
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.90	$2.97

* Expenses are equal to the Fund's annualized expense ratio of 0.59% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Money Market Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual	$1,000.00	$1,014.20	$7.66
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,017.30	$7.67

* Expenses are equal to the Fund's annualized expense ratio of 1.53% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of April 30, 2008

	Cash Management Fund	Money Market Fund
Assets
Investments in Cash Management Portfolio, at value	$305,041,197	$115,498,939
Receivable for Fund shares sold	5,259,456	241,322
Other assets	29,307	17,671
Total assets	$310,329,960	$115,757,932
Liabilities
Payable for Fund shares redeemed	$1,958,257	$936,101
Dividends payable	285,374	25,265
Payable to affiliate for Trustees' fees	27	19
Payable to affiliate for distribution and service fees	—	88,705
Accrued expenses	26,567	17,039
Total liabilities	$2,270,225	$1,067,129
Net Assets	$308,059,735	$114,690,803
Sources of Net Assets
Paid-in capital	$308,055,078	$114,690,816
Accumulated net realized gain (computed on the basis of identified cost)	30,874	8,861
Accumulated distributions in excess of net investment income	(26,217)	(8,874)
Total	$308,059,735	$114,690,803
Shares of Beneficial Interest Outstanding
	308,059,734	114,690,803
Net Asset Value, Offering Price and Redemption Price Per Share
(Net assets ÷ shares of beneficial interest outstanding)	$1.00	$1.00

See notes to financial statements
4

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended April 30, 2008

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$7,384,609	$2,057,867
Expenses allocated from Portfolio	(911,524)	(258,182)
Total investment income from Portfolio	$6,473,085	$1,799,685
Expenses
Trustees' fees and expenses	$1,647	$900
Distribution and service fees	—	416,001
Legal and accounting services	12,854	11,954
Printing and postage	5,460	4,550
Custodian fee	28,267	8,006
Transfer and dividend disbursing agent fees	36,400	30,739
Registration fees	18,746	12,740
Miscellaneous	3,180	3,029
Total expenses	$106,554	$487,919
Net investment income	$6,366,531	$1,311,766
Realized and Unrealized Gain from Portfolio
Net realized gain —
Investment transactions (identified cost basis)	$31,236	$9,051
Net realized gain	$31,236	$9,051
Net increase in net assets from operations	$6,397,767	$1,320,817

See notes to financial statements
5

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2008

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$6,366,531	$1,311,766
Net realized gain from investment transactions	31,236	9,051
Net increase in net assets from operations	$6,397,767	$1,320,817
Distributions to shareholders —
From net investment income	$(6,397,567)	$(1,320,723)
Total distributions to shareholders	$(6,397,567)	$(1,320,723)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$953,841,909	$109,385,239
Net asset value of shares issued to shareholders in payment of distributions declared	3,471,682	1,081,991
Cost of shares redeemed	(823,376,436)	(62,283,473)
Net increase in net assets from Fund share transactions	$133,937,155	$48,183,757
Net increase in net assets	$133,937,355	$48,183,851
Net Assets
At beginning of period	$174,122,380	$66,506,952
At end of period	$308,059,735	$114,690,803
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(26,217)	$(8,874)

See notes to financial statements
6

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Period Ended October 31, 2007(1)

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$5,654,800	$1,607,282
Net realized loss from investment transactions	(55)	(9)
Net increase in net assets from operations	$5,654,745	$1,607,273
Distributions to shareholders —
From net investment income	$(5,654,800)	$(1,607,282)
Total distributions to shareholders	$(5,654,800)	$(1,607,282)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$626,885,761	$82,204,969
Net asset value of shares issued to shareholders in payment of distributions declared	3,184,751	1,269,302
Cost of shares redeemed	(575,931,031)	(59,064,924)
Net increase in net assets from Fund share transactions	$54,139,481	$24,409,347
Net increase in net assets	$54,139,426	$24,409,338
Net Assets
At beginning of period	$119,982,954	$42,097,614
At end of period	$174,122,380	$66,506,952
Accumulated undistributed net investment income included in net assets
At end of year	$4,819	$83

(1)  For the ten months ended October 31, 2007.

See notes to financial statements
7

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2006

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$3,724,757	$1,517,337
Net realized loss from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	(197)	(113)
Net increase in net assets from operations	$3,724,560	$1,517,224
Distributions to shareholders —
From net investment income	$(3,724,704)	$(1,517,308)
Total distributions to shareholders	$(3,724,704)	$(1,517,308)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$164,749,685	$41,881,817
Net asset value of shares issued to shareholders in payment of distributions declared	2,345,894	1,198,865
Cost of shares redeemed	(142,081,892)	(49,322,436)
Net increase (decrease) in net assets from Fund share transactions	$25,013,687	$(6,241,754)
Net increase (decrease) in net assets	$25,013,543	$(6,241,838)
Net Assets
At beginning of year	$94,969,411	$48,339,452
At end of year	$119,982,954	$42,097,614
Accumulated undistributed net investment income included in net assets
At end of year	$4,819	$83

See notes to financial statements
8

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Cash Management Fund
	Six Months Ended April 30, 2008		Period Ended		Year Ended December 31,
	(Unaudited)		October 31, 2007(1)		2006		2005		2004	2003	2002
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.019		$0.040		$0.043		$0.024		$0.006	$0.005	$0.010
Less distributions
From net investment income	$(0.019)		$(0.040)		$(0.043)		$(0.024)		$(0.006)	$(0.005)	$(0.010)
Total distributions	$(0.019)		$(0.040)		$(0.043)		$(0.024)		$(0.006)	$(0.005)	$(0.010)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total Return(2)	1.89	%(7)	4.04	%(7)	4.40	%(3)	2.48	%(3)	0.60%	0.48%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$308,060		$174,122		$119,983		$94,969		$98,165	$101,364	$111,741
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.59	%(6)	0.62	%(6)	0.75%		0.80%		0.79%	0.68%	0.79%
Net investment income	3.68	%(6)	4.82	%(6)	4.32%		2.46%		0.60%	0.47%	1.02%

(1)  For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Money Market Funds as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Money Market Fund
	Six Months Ended April 30, 2008		Period Ended		Year Ended December 31,
	(Unaudited)		October 31, 2007(1)		2006		2005		2004		2003		2002
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from operations
Net investment income	$0.014		$0.031		$0.033		$0.014		$0.001		$—		$0.002
Less distributions
From net investment income	$(0.014)		$(0.031)		$(0.033)		$(0.014)		$(0.001)		$—		$(0.002)
Total distributions	$(0.014)		$(0.031)		$(0.033)		$(0.014)		$(0.001)		$—		$(0.002)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(2)	1.42	%(8)	3.16	%(8)	3.32	%(3)	1.45	%(3)	0.05%		0.00%		0.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$114,691		$66,507		$42,098		$48,339		$67,885		$100,241		$158,719
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.53	%(6)	1.66	%(6)	1.80%		1.82%		1.31	%(7)	1.17	%(7)	1.61	%(7)
Net investment income	2.69	%(6)	3.78	%(6)	3.30%		1.40%		0.04%		0.00%		0.20%

(1)  For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The principal underwriter voluntarily waived a portion of its distribution fee and the administrator subsidized certain operating expenses (equal to 0.40%, 0.49% and less than 0.01% of average daily net assets for the years ended December 31, 2004, 2003 and 2002, respectively). Absent this waiver and allocation, total return would have been lower.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Money Market Funds as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund and collectively, the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds invest all of their investable assets in interests in Cash Management Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (15.3% for Cash Management Fund and 5.8% for Money Market Fund at April 30, 2008). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Cash Management	$5	October 31, 2010

	20	October 31, 2011

	85	October 31, 2013

	197	October 31, 2014

	55	October 31, 2015

Money Market	10	October 31, 2010

	5	October 31, 2011

	53	October 31, 2013

	113	October 31, 2014

	9	October 31, 2015

As of April 30, 2008, the Fund's had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and

11

Eaton Vance Money Market Funds as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $3,182 and $2,494 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, also received distribution and service fees from the Money Market Fund (see Note 4) and contingent deferred sales charges (see Note 5) from the Funds.

Except for Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay EVD distribution fees of 0.75% per annum of its average daily net assets for providing ongoing distribution services and facilities provided to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $365,877, representing 0.75% (annualized) of its average daily net assets. At April 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $13,937,000.

The Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets. The Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets of shares outstanding for one year or more. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $50,124.

12

Eaton Vance Money Market Funds as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemption of shares of the Money Market Fund (other than those acquired as the result of an exchange from another Eaton Vance fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Shares of Money Market Fund and Cash Management Fund acquired as a result of an exchange from shares of another Eaton Vance Fund are subject to the original CDSC rate, if any, from the date of original purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on redemptions of Money Market Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSCs received on redemptions of Money Market Fund shares when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Funds were informed that EVD received approximately $0 and $142,000 of CDSCs paid by shareholders of the Cash Management Fund and Money Market Fund, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in each Fund's investment in the Portfolio were as follows:

Cash Management Fund
Increases	$950,229,054
Decreases	830,437,845
Money Market Fund
Increases	$109,320,791
Decreases	63,145,275

7  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

13

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 2.7%
Principal Amount (000's omitted)	Security	Value
$1,000	CARAT, Series 2007-3, Class A1, 5.264%, 9/15/08(1)	$1,000,246
6,757	CARAT, Series 2008-1, Class A1, 3.386%, 2/17/09(1)	6,756,954
6,500	CNH Equipment Trust, Series 2008-A, Class A1, 2.753%, 5/11/09	6,500,000
5,036	DCAT, Series 2008-A, Class A1, 3.152%, 3/9/09(1)	5,036,000
1,816	FORDO, Series 2007-B, Class A1, 5.292%, 10/15/08(1)	1,815,753
15,000	FORDO, Series 2008-B, Class A1, 2.766%, 5/15/09(1)	15,000,000
13,700	JDOT, Series 2008-A, Class A1, 2.741%, 5/8/09	13,700,000
3,717	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	3,717,349
Total Asset Backed Securities (amortized cost $53,526,302)		$53,526,302
Certificates of Deposit — 9.2%
Principal Amount (000's omitted)	Security	Value
$10,000	Abbey National Treasury Services PLC, 2.958%, 2/13/09(2)	$10,000,000
21,000	Bank of Ireland, CT, 3.05%, 3/3/09(2)	21,000,000
17,000	Barclays Bank PLC, NY, 3.168%, 3/12/09(2)	17,000,000
35,000	Royal Bank of Canada, NY, 2.71%, 6/30/08	34,998,861
8,000	Royal Bank of Canada, NY, 2.90%, 6/9/08	8,001,499
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,083,328
38,000	Royal Bank of Scotland, NY, 2.761%, 7/11/08(2)	38,000,000
50,000	Societe Generale, NY, 3.00%, 7/7/08(2)	50,000,000
Total Certificates of Deposit (amortized cost $184,083,688)		$184,083,688
Commercial Paper — 66.2%
Principal Amount (000's omitted)	Security	Value
Automotive — 1.8%
$20,000	Toyota Motor Credit Co., 2.40%, 6/30/08	$19,920,000
15,296	Toyota Motor Credit Co., 2.60%, 6/9/08	15,252,916
		$35,172,916
Banks and Money Services — 56.5%
$25,000	AIG Funding, Inc., 2.85%, 5/30/08	$24,942,604
15,000	American Express Credit Corp., 2.56%, 6/16/08	14,950,933
25,000	American Express Credit Corp., 2.65%, 5/30/08	24,946,632
20,000	American Express Credit Corp., 2.68%, 5/30/08	19,956,822

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$20,000	American Express Credit Corp., 2.80%, 6/9/08	$19,939,334
20,000	American General Finance Corp., 2.69%, 5/30/08	19,956,661
25,000	American General Finance Corp., ECN, 3.05%, 5/14/08(3)	24,972,465
20,000	American General Finance Corp., ECN, 3.10%, 5/28/08(3)	19,953,500
13,000	Australia and New Zealand Banking Group, Ltd., 2.72%, 6/2/08(3)	12,968,569
13,000	Australia and New Zealand Banking Group, Ltd., 2.85%, 6/2/08(3)	12,967,067
13,500	BankAmerica Corp., 2.80%, 7/1/08	13,435,950
17,000	Barclays U.S. Funding, LLC, 2.78%, 7/16/08	16,900,229
25,000	Barclays U.S. Funding, LLC, 3.025%, 5/27/08	24,945,382
15,000	Barton Capital Corp., LLC, 2.73%, 6/13/08(3)	14,951,087
17,120	Barton Capital Corp., LLC, 2.84%, 5/7/08(3)	17,111,897
9,433	Barton Capital Corp., LLC, 2.90%, 5/6/08(3)	9,429,201
25,000	BNP Paribas Finance, Inc., 2.668%, 5/30/08	24,946,269
22,100	CAFCO, LLC, 2.75%, 5/21/08(3)	22,066,236
10,000	CAFCO, LLC, 2.80%, 6/18/08(3)	9,962,667
6,450	CAFCO, LLC, 2.82%, 5/7/08(3)	6,446,968
11,230	CAFCO, LLC, 3.02%, 5/27/08(3)	11,205,506
12,400	CAFCO, LLC, 3.08%, 5/16/08(3)	12,384,087
14,000	CBA (DE) Finance, Inc., 2.71%, 7/7/08	13,929,389
6,100	CBA (DE) Finance, Inc., 3.08%, 5/1/08	6,100,000
15,000	CIESCO, LLC, 2.92%, 7/23/08(3)	14,899,017
20,000	CIESCO, LLC, 3.08%, 5/13/08(3)	19,979,467
11,500	CIESCO, LLC, 3.10%, 6/11/08(3)	11,459,399
12,000	CRC Funding, LLC, 2.73%, 7/9/08(3)	11,937,210
10,000	CRC Funding, LLC, 2.80%, 6/13/08(3)	9,966,556
9,650	CRC Funding, LLC, 3.02%, 5/20/08(3)	9,634,619
9,150	CRC Funding, LLC, 3.03%, 5/16/08(3)	9,138,448
4,000	CRC Funding, LLC, 3.12%, 5/28/08(3)	3,990,640
15,000	Fortis Funding, LLC, 3.00%, 5/15/08(3)	14,982,500
17,000	Fortis Funding, LLC, 3.05%, 5/27/08(3)	16,962,553
20,000	Gannett Co., Inc., 3.35%, 7/11/08(3)	19,867,861
25,000	Governor & Co. of the Bank of Ireland (The), 2.77%, 5/13/08(3)	24,976,916
20,000	Governor & Co. of the Bank of Ireland (The), 2.77%, 6/18/08(3)	19,926,133
20,000	Governor & Co. of the Bank of Ireland (The), 2.78%, 7/3/08(3)	19,902,700
20,000	HSBC Finance Corp., 2.55%, 7/14/08	19,895,167
11,782	ING (US) Funding, LLC, 2.65%, 6/9/08	11,748,176
10,000	ING (US) Funding, LLC, 2.83%, 7/22/08	9,935,539
15,000	ING (US) Funding, LLC, 3.04%, 5/7/08	14,992,400
9,500	Kitty Hawk Funding Corp., 2.86%, 7/25/08(3)	9,435,849

See notes to financial statements
14

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$16,500	Kitty Hawk Funding Corp., 2.88%, 5/19/08(3)	$16,476,240
6,000	Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	5,918,158
18,000	Lehman Brothers Holdings, Inc., 4.025%, 6/20/08	17,899,375
17,520	Lehman Brothers Holdings, Inc., 4.26%, 6/11/08	17,434,999
19,400	Lehman Brothers Holdings, Inc., 4.34%, 5/12/08	19,374,274
17,000	Macquarie Bank Ltd., 3.268%, 4/21/09(2)	17,000,000
21,600	Macquire Bank Ltd., 4.59%, 5/8/08(3)	21,580,722
12,000	Morgan Stanley, 4.62%, 6/27/08	11,912,220
12,000	Morgan Stanley, 4.63%, 6/16/08	11,929,006
15,000	Morgan Stanley, 5.05%, 5/23/08	14,953,709
7,500	National Australia Funding, 2.70%, 5/28/08	7,484,812
17,500	Old Line Funding Corp., LLC, 2.75%, 6/20/08(3)	17,433,160
15,000	Old Line Funding Corp., LLC, 2.75%, 7/2/08(3)	14,928,958
15,001	Old Line Funding Corp., LLC, 2.80%, 5/16/08(3)	14,983,499
20,000	Old Line Funding Corp., LLC, 2.80%, 5/30/08(3)	19,954,889
23,000	Prudential Funding Corp., 2.40%, 6/5/08	22,946,333
15,000	Ranger Funding Co., LLC, 2.72%, 6/19/08(3)	14,944,467
10,000	Ranger Funding Co., LLC, 2.75%, 5/2/08(3)	9,999,236
16,000	Ranger Funding Co., LLC, 2.88%, 5/20/08(3)	15,975,680
5,000	Royal Bank of Canada, 2.885%, 6/4/08	4,986,376
19,650	Royal Bank of Scotland, 2.72%, 5/6/08	19,642,577
14,500	Royal Bank of Scotland, 2.75%, 5/21/08	14,477,847
11,000	Royal Bank of Scotland, 3.06%, 5/12/08	10,989,715
6,661	Royal Bank of Scotland, 3.08%, 5/6/08	6,658,151
19,000	Sheffield Receivables Corp., 2.80%, 5/20/08(3)	18,971,922
10,000	Societe Generale North America, Inc., 2.75%, 5/30/08	9,977,847
12,000	Societe Generale North America, Inc., 3.08%, 6/2/08	11,967,147
10,000	Societe Generale North America, Inc., 4.34%, 5/8/08	9,991,562
14,272	UBS Finance Delaware, LLC, 2.87%, 6/2/08	14,235,591
12,000	Unilever Capital Corp., 2.87%, 11/25/08(3)	11,801,013
15,000	Yorktown Capital, LLC, 2.685%, 7/24/08(3)	14,906,025
14,000	Yorktown Capital, LLC, 2.85%, 7/25/08(3)	13,905,792
13,587	Yorktown Capital, LLC, 2.88%, 6/4/08(3)	13,550,043
		$1,142,191,950
Beverages — 1.7%
$33,643	Pepsi Bottling Group, Inc., 2.32%, 5/1/08(3)	$33,643,000
		$33,643,000
Electrical and Electronic Equipment — 2.8%
$25,000	General Electric Capital Corp., 2.45%, 6/25/08	$24,906,424
20,000	General Electric Capital Corp., 2.51%, 7/15/08	19,895,417
10,000	Tyco Electronics Group SA, 3.12%, 5/16/08(3)	9,987,000
		$54,788,841

Principal Amount (000's omitted)	Security	Value
Insurance — 2.0%
$25,000	Prudential Financial, Inc., 2.78%, 6/16/08(3)	$24,911,195
16,000	Prudential Financial, Inc., 2.92%, 7/28/08(3)	15,885,796
		$40,796,991
Oil and Gas-Equipment and Services — 0.5%
$10,000	XTO Energy, Inc., 3.01%, 6/11/08(3)	$9,965,719
		$9,965,719
Total Commercial Paper (amortized cost $1,316,559,417)		$1,316,559,417
Corporate Bonds & Notes — 20.3%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 17.8%
$14,000	American Express Centurion Bank, 2.966%, 9/17/08(2)	$13,993,039
14,000	American General Finance Corp., MTN, 3.014%, 9/18/08(2)	13,986,442
21,000	American Honda Finance Corp., MTN, 2.894%, 3/18/09(1)(2)	21,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 3.351%, 5/1/09(1)(2)	7,250,000
17,250	BankAmerica Corp., 3.208%, 4/3/09(2)	17,250,000
5,000	Caterpillar Financial Services Corp., MTN, 4.50%, 9/1/08	5,022,983
25,000	Citigroup Funding, Inc., MTN, 3.597%, 5/8/09(2)	24,996,214
7,400	Commonwealth Bank of Australia, 2.884%, 2/3/09(1)(2)	7,400,000
10,000	Countrywide Home Loan, MTN, 3.25%, 5/21/08	9,987,772
20,000	Credit Agricole SA/London, 2.569%, 10/21/08(1)(2)	20,000,000
23,000	Fortis Bank, NY, 2.788%, 11/19/08(1)(2)	23,000,000
8,317	Household Finance Corp., 4.125%, 12/15/08	8,264,092
2,720	HSBC Finance Corp., 4.75%, 5/15/09	2,744,185
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,630,876
17,000	IBM Corp., 2.66%, 9/2/08(1)(2)	16,989,002
18,500	ING Bank NV, 3.282%, 3/26/09(1)(2)	18,500,000
13,500	John Deere Capital Corp., MTN, 2.779%, 9/25/08(2)	13,500,000
25,000	Merrill Lynch & Co., 2.892%, 1/16/09(2)	25,000,000
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,454,835
14,100	Morgan Stanley, 3.875%, 1/15/09	14,121,341
15,000	National Australia Bank Ltd., 3.218%, 4/6/09(1)(2)	15,000,000
25,000	Rabobank Nederland, 2.89%, 4/30/09(1)(2)	25,000,000
20,000	Totta Ireland PLC, 2.751%, 11/6/08(1)(2)	20,000,000
14,800	Unilever Capital Corp., 2.708%, 12/11/08(1)(2)	14,800,000
		$353,890,781

See notes to financial statements
15

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Household Products — 0.4%
$8,600	Procter & Gamble International Co., 3.14%, 2/19/09(2)	$8,600,000
		$8,600,000
Insurance — 2.1%
$21,350	MetLife Global Funding I, 2.96%, 5/8/09(1)(2)	$21,350,000
20,000	Prudential Financial, Inc., MTN, 3.308%, 9/4/08(2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (amortized cost $403,840,781)		$403,840,781
Time Deposits — 1.4%
Principal Amount (000's omitted)	Security	Value
$28,014	BNP Paribas, 2.438%, 5/1/08	$28,014,000
Total Time Deposits (amortized cost $28,014,000)		$28,014,000
Total Investments — 99.8% (amortized cost $1,986,024,188)(4)		$1,986,024,188
Other Assets, Less Liabilities — 0.2%		$4,831,405
Net Assets — 100.0%		$1,990,855,593

CARAT - Capital Auto Receivables Asset Trust

DCAT - DaimlerChrysler Auto Trust

ECN - Extendible Commercial Note

FORDO - Ford Credit Auto Owner Trust

JDOT - John Deere Owner Trust

MTN - Medium-Term Note

TAROT - Triad Auto Receivables Owner Trust

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $239,897,955 or 12.0% of the Portfolio's net assets.

(2)  Variable rate obligation. The stated interest rate represents the rate in effect at April 30, 2008.

(3)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)  Cost for federal income taxes is the same.

See notes to financial statements
16

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at amortized cost	$1,986,024,188
Cash	806
Interest receivable	6,055,574
Total assets	$1,992,080,568
Liabilities
Payable to affiliate for investment adviser fee	$968,520
Payable to affiliate for Trustees' fees	267
Accrued expenses	256,188
Total liabilities	$1,224,975
Net Assets applicable to investors' interest in Portfolio	$1,990,855,593
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,990,855,593
Total	$1,990,855,593

Statement of Operations

Investment Income	Six Months Ended April 30, 2008
Interest	$48,904,600
Total investment income	$48,904,600
Expenses
Investment adviser fee	$5,470,518
Trustees' fees and expenses	13,367
Custodian fee	332,814
Legal and accounting services	42,584
Miscellaneous	56,419
Total expenses	$5,915,702
Deduct — Reduction of custodian fee	$5
Total expense reductions	$5
Net expenses	$5,915,697
Net investment income	$42,988,903
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$176,905
Net realized gain	$176,905
Net increase in net assets from operations	$43,165,808

See notes to financial statements
17

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)	Year Ended December 31, 2006
From operations — Net investment income	$42,988,903	$86,990,719	$12,890,290
Net realized gain (loss) from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	176,905	(196)	(2,730)
Net increase in net assets from operations	$43,165,808	$86,990,523	$12,887,560
Capital transactions — Contributions	$14,786,373,872	$24,122,874,395	$3,903,906,779
Withdrawals	(14,540,278,346)	(23,798,494,086)	(2,773,384,656)
Net increase in net assets from capital transactions	$246,095,526	$324,380,309	$1,130,522,123
Net increase in net assets	$289,261,334	$411,370,832	$1,143,409,683
Net Assets
At beginning of period	$1,701,594,259	$1,290,223,427	$146,813,744
At end of period	$1,990,855,593	$1,701,594,259	$1,290,223,427

(1)  For the ten months ended October 31, 2007.

See notes to financial statements
18

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Period Ended		Year Ended December 31,
	(Unaudited)		October 31, 2007(1)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.52	%(3)	0.51	%(3)	0.54%		0.60%		0.59%	0.57%	0.58%
Net investment income	3.81	%(3)	4.88	%(3)	4.67%		2.63%		0.78%	0.59%	1.22%
Total Return	1.93	%(5)	4.14	%(5)	4.60	%(4)	2.67	%(4)	0.78%	0.60%	1.22%

(1)  For the ten months ended October 31, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(5)  Not annualized.

See notes to financial statements
19

Cash Management Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund held an interest of 15.3% and 5.8%, respectively, in the Portfolio. The Portfolio is also available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At April 30, 2008, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 78.9% of the Portfolio's net assets, of which Eaton Vance Tax-Managed Global Diversified Equity Income Fund held a greater than 10% interest (19.5%).

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

20

Cash Management Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio's average daily net assets up to $1 billion, 0.475% from $1 billion up to $2 billion, and at reduced rates as net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2008, the adviser fee was 0.49% (annualized) of the Portfolio's average daily net assets and amounted to $5,470,518.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$25,376,268,716
U.S. Government and Agency Securities	—
$25,376,268,716
Sales
Investments (non-U.S. Government)	$24,987,020,593
U.S. Government and Agency Securities	25,000,000
$25,012,020,593

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

5  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008 , management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

21

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

24

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

25

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES CONT'D

Cash Management Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

26

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-6/08  MMSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
EQUITY ASSET
ALLOCATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

INVESTMENT UPDATE

Duncan W. Richardson, CFA
Portfolio Manager

Economic and Market Conditions

•    The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, as oil prices topped $119 a barrel, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•    Amid increased market volatility, nine of the ten major sectors in the Russell 3000 Index registered negative returns for the period. The Index’s only gains were recorded by the energy sector. The weakest-performing sectors were financials, information technology, and health care, while consumer staples and materials fared slightly better. Index-leading industries during the period included oil, gas and consumable fuels, and food and staples retailing. In contrast, industries such as diversified financial services, pharmaceuticals, capital markets and software were among the period’s worst-performers.

Management Discussion

•    In this environment, the Fund outperformed its benchmark, the Russell 3000 Index, and its Lipper Multi-Cap Core Funds peer group average for the six-month period ended April 30, 2008.(2) The Fund’s performance is a function of the performance of the underlying Portfolios in which it invests, as well as its allocation among these Portfolios. The Fund’s underlying investments and strategic allocation decisions positively impacted overall results.

•    The Fund invests in seven distinct Portfolios, the overall performance of which benefited the Fund’s overall returns. Management increased the Fund’s target allocation to large-cap portfolios in early 2008, while paring back mid- and multi-cap exposure. The Fund’s resulting allocation, however, remained overweighted in mid-cap investments, which outperformed their larger-cap counterparts. The Fund’s performance was also helped by its continued emphasis of international securities, through Portfolios that invest in such securities, which on average outpaced U.S. investments.

Eaton vance Tax-Managed Equity Asset Allocation Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	-7.31%
Class B(1)	-7.68
Class C(1)	-7.67
Russell 3000 Index(2)	-9.82
Lipper Multi-Cap Core Funds Average(2)	-10.27

See pages 3 and 4 for more performance information, including after-tax returns.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•    Given investors’ concerns about the credit crunch and increased financial and economic pressures on consumers, continued market volatility is likely. We believe that the Fund’s multi-asset exposure provides for generally better diversification, and the potential for lower volatility, in such market conditions. Over the past five years, the Fund’s volatility has been lower than that of the benchmark Russell 3000 Index.(1) In allocating the Fund’s assets among Eaton Vance Tax-Managed Portfolios, management will continue to seek to maintain broad diversification and emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects based on its assessment of current and future market trends and conditions.

•    In closing, I would like to thank my fellow shareholders for their continued confidence and participation in the Eaton Vance Tax-Managed Equity Asset Allocation Fund.

(1)

It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Lipper Quintile Rankings(2)

By total return at 4/30/08

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND CLASS A

LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION

Period	Quintile	Ranking
1 Year	1st	76 of 863 funds
3 Years	1st	30 of 680 funds
5 Years	1st	60 of 498 funds

(2)     Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Fund Composition

Current Allocations(3)

By net assets

(3)

As a percentage of the Fund’s net assets as of 4/30/08. Excludes cash equivalents. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-836-2414 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1) Share Class Symbol	Class A EAEAX	Class B EBEAX	Class C ECEAX
Average Annual Total Returns (at net asset value)
Six Months	-7.31%	-7.68%	-7.67%
One Year	2.92	2.16	2.18
Five Years	14.56	13.72	13.71
Life of Fund†	8.47	7.70	7.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-12.63%	-12.04%	-8.54%
One Year	-3.01	-2.67	1.22
Five Years	13.21	13.48	13.71
Life of Fund†	7.43	7.70	7.67

†	Inception Dates – Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.35%	2.10%	2.10%

(2)     Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.92%	14.56%	8.47%
Return After Taxes on Distributions	2.00	14.17	8.18
Return After Taxes on Distributions and Sale of Fund Shares	3.22	12.79	7.39

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-3.01%	13.21%	7.43%
Return After Taxes on Distributions	-3.87	12.83	7.14
Return After Taxes on Distributions and Sale of Fund Shares	-0.71	11.58	6.47

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.16%	13.72%	7.70%
Return After Taxes on Distributions	1.32	13.35	7.42
Return After Taxes on Distributions and Sale of Fund Shares	2.60	12.04	6.70

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-2.67%	13.48%	7.70%
Return After Taxes on Distributions	-3.51	13.11	7.42
Return After Taxes on Distributions and Sale of Fund Shares	-0.53	11.82	6.70

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.18%	13.71%	7.67%
Return After Taxes on Distributions	1.32	13.33	7.38
Return After Taxes on Distributions and Sale of Fund Shares	2.66	12.03	6.68

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	1.22%	13.71%	7.67%
Return After Taxes on Distributions	0.36	13.33	7.38
Return After Taxes on Distributions and Sale of Fund Shares	2.03	12.03	6.68

Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$926.90	$6.47
Class B	$1,000.00	$923.20	$10.04
Class C	$1,000.00	$923.30	$10.04
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.77
Class B	$1,000.00	$1,014.40	$10.52
Class C	$1,000.00	$1,014.40	$10.52

* Expenses are equal to the Fund's annualized expense ratio of 1.35% for Class A shares, 2.10% for Class B shares and 2.10% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $206,777,095)	$198,649,478
Investment in Tax-Managed Value Portfolio, at value (identified cost, $124,886,158)	178,975,170
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $108,722,679)	163,286,735
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $74,501,284)	99,115,949
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $48,184,045)	62,890,079
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $52,287,834)	61,820,789
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $35,493,172)	41,613,546
Receivable for Fund shares sold	2,029,855
Total assets	$808,381,601
Liabilities
Payable for Fund shares redeemed	$1,009,580
Payable to affiliate for distribution and service fees	422,540
Payable to affiliate for administration fee	97,129
Payable to affiliate for investment adviser fee	74,385
Payable to affiliate for Trustees' fees	417
Accrued expenses	133,404
Total liabilities	$1,737,455
Net Assets	$806,644,146
Sources of Net Assets
Paid-in capital	$621,660,537
Accumulated undistributed net realized gain from Portfolios (computed on the basis of identified cost)	30,608,565
Accumulated distributions in excess of net investment income	(1,124,435)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	155,499,479
Total	$806,644,146
Class A Shares
Net Assets	$375,778,953
Shares Outstanding	25,505,357
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.73
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.73)	$15.63
Class B Shares
Net Assets	$132,530,072
Shares Outstanding	9,363,488
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.15
Class C Shares
Net Assets	$298,335,121
Shares Outstanding	21,153,848
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.10
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $285,165)	$7,321,117
Interest allocated from Portfolios	364,607
Securities lending income allocated from Portfolios, net	186,926
Expenses allocated from Portfolios	(2,945,272)
Net investment income from Portfolios	$4,927,378
Expenses
Investment adviser fee	$340,714
Administration fee	583,284
Trustees' fees and expenses	1,995
Distribution and service fees Class A	443,358
Class B	676,629
Class C	1,438,499
Transfer and dividend disbursing agent fees	245,313
Legal and accounting services	35,412
Registration fees	31,486
Custodian fee	36,701
Printing and postage	29,871
Miscellaneous	11,071
Total expenses	$3,874,333
Net investment income	$1,053,045
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$16,993,936
Foreign currency transactions	(167,564)
Net realized gain	$16,826,372
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(80,639,138)
Foreign currency	(10,308)
Net change in unrealized appreciation (depreciation)	$(80,649,446)
Net realized and unrealized loss	$(63,823,074)
Net decrease in net assets from operations	$(62,770,029)

See notes to financial statements
6

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$1,053,045	$3,738,133
Net realized gain from investment and foreign currency transactions	16,826,372	57,813,108
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(80,649,446)	87,548,714
Net increase (decrease) in net assets from operations	$(62,770,029)	$149,099,955
Distributions to shareholders — From net investment income Class A	$(3,525,890)	$—
Class B	(307,373)	—
Class C	(1,116,756)	—
From net realized gain Class A	(18,733,835)	(7,086,640)
Class B	(7,733,469)	(4,036,376)
Class C	(16,106,158)	(6,336,074)
Total distributions to shareholders	$(47,523,481)	$(17,459,090)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$61,017,898	$95,276,815
Class B	5,751,004	12,224,925
Class C	36,729,897	70,320,557
Net asset value of shares issued to shareholders in payment of distributions declared Class A	19,167,382	6,172,624
Class B	7,018,405	3,493,464
Class C	13,632,905	4,981,960
Cost of shares redeemed Class A	(34,846,241)	(42,028,282)
Class B	(9,489,088)	(17,824,069)
Class C	(20,986,921)	(26,620,838)
Net asset value of shares exchanged Class A	4,820,082	9,473,074
Class B	(4,820,082)	(9,473,074)
Net increase in net assets from Fund share transactions	$77,995,241	$105,997,156
Net increase (decrease) in net assets	$(32,298,269)	$237,638,021
Net Assets
At beginning of period	$838,942,415	$601,304,394
At end of period	$806,644,146	$838,942,415
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,124,435)	$2,772,539

See notes to financial statements
7

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004		2003
Net asset value — Beginning of period	$16.900		$14.040	$12.100	$10.790	$9.930		$8.190
Income (loss) from operations
Net investment income (loss)(1)	$0.050		$0.146 (2)	$0.053	$0.018	$0.002		$(0.012)
Net realized and unrealized gain (loss)	(1.236)		3.110	2.201	1.292	0.858		1.752
Total income (loss) from operations	$(1.186)		$3.256	$2.254	$1.310	$0.860		$1.740
Less distributions
From net investment income	$(0.156)		$—	$—	$—	$—		$—
From net realized gain	(0.828)		(0.396)	(0.314)	—	—		—
Total distributions	$(0.984)		$(0.396)	$(0.314)	$—	$—		$—
Net asset value — End of period	$14.730		$16.900	$14.040	$12.100	$10.790		$9.930
Total Return(3)	(7.31	)%(8)	23.71%	18.96%	12.14%	8.66	%(4)	21.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$375,779		$374,979	$247,710	$169,704	$134,070		$82,868
Ratios (As a percentage of average daily net assets):
Expenses(5)(6)	1.35	%(7)	1.35%	1.40%	1.43%	1.46%		1.52%
Net investment income (loss)	0.68	%(7)	0.96%	0.41%	0.15%	0.02%		(0.14)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1%		2%	1%	1%	4%		19%
Portfolio Turnover of Tax-Managed Value Portfolio	27%		14%	26%	40%	44%		76%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14%		23%	25%	39%	62%		100%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	129%		157%	181%	217%	239%		224%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	19%		38%	55%	53%	42%		50%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio	41%		78%	99%	223%	282%		248%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	52%		80%	49%	24%	12%		21%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the years ended October 31, 2005 and 2004).

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004		2003
Net asset value — Beginning of period	$16.210		$13.570	$11.800	$10.600	$9.830		$8.170
Income (loss) from operations
Net investment income (loss)(1)	$(0.006)		$0.029 (2)	$(0.042)	$(0.068)	$(0.076)		$(0.077)
Net realized and unrealized gain (loss)	(1.193)		3.007	2.126	1.268	0.846		1.737
Total income (loss) from operations	$(1.199)		$3.036	$2.084	$1.200	$0.770		$1.660
Less distributions
From net investment income	$(0.033)		$—	$—	$—	$—		$—
From net realized gain	(0.828)		(0.396)	(0.314)	—	—		—
Total distributions	$(0.861)		$(0.396)	$(0.314)	$—	$—		$—
Net asset value — End of period	$14.150		$16.210	$13.570	$11.800	$10.600		$9.830
Total Return(3)	(7.68	)%(8)	22.89%	17.98%	11.32%	7.83	%(4)	20.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$132,530		$154,094	$139,586	$123,431	$109,471		$79,854
Ratios (As a percentage of average daily net assets):
Expenses(5)(6)	2.10	% (7)	2.10%	2.15%	2.18%	2.21%		2.27%
Net investment income (loss)	(0.08	)%(7)	0.20%	(0.33)%	(0.59)%	(0.73)%		(0.88)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1%		2%	1%	1%	4%		19%
Portfolio Turnover of Tax-Managed Value Portfolio	27%		14%	26%	40%	44%		76%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14%		23%	25%	39%	62%		100%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	129%		157%	181%	217%	239%		224%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	19%		38%	55%	53%	42%		50%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio	41%		78%	99%	223%	282%		248%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	52%		80%	49%	24%	12%		21%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the years ended October 31, 2005 and 2004).

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004		2003
Net asset value — Beginning of period	$16.180		$13.550	$11.780	$10.580	$9.810		$8.150
Income (loss) from operations
Net investment income (loss)(1)	$(0.005)		$0.031 (2)	$(0.043)	$(0.068)	$(0.076)		$(0.076)
Net realized and unrealized gain (loss)	(1.190)		2.995	2.127	1.268	0.846		1.736
Total income (loss) from operations	$(1.195)		$3.026	$2.084	$1.200	$0.770		$1.660
Less distributions
From net investment income	$(0.057)		$—	$—	$—	$—		$—
From net realized gain	(0.828)		(0.396)	(0.314)	—	—		—
Total distributions	$(0.885)		$(0.396)	$(0.314)	$—	$—		$—
Net asset value — End of period	$14.100		$16.180	$13.550	$11.780	$10.580		$9.810
Total Return(3)	(7.67	)%(8)	22.85%	18.01%	11.34%	7.85	%(4)	20.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$298,335		$309,869	$214,009	$158,138	$124,779		$85,040
Ratios (As a percentage of average daily net assets):
Expenses(5)(6)	2.10	% (7)	2.10%	2.15%	2.18%	2.21%		2.27%
Net investment income (loss)	(0.07	)%(7)	0.21%	(0.34)%	(0.59)%	(0.73)%		(0.88)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1%		2%	1%	1%	4%		19%
Portfolio Turnover of Tax-Managed Value Portfolio	27%		14%	26%	40%	44%		76%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14%		23%	25%	39%	62%		100%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	129%		157%	181%	217%	239%		224%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	19%		38%	55%	53%	42%		50%
Portfolio Turnover of Tax-Managed Small-Cap Growth Portfolio	41%		78%	99%	223%	282%		248%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	52%		80%	49%	24%	12%		21%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.02%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the years ended October 31, 2005 and 2004).

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after the purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to achieve long-term, after tax returns. The Fund currently pursues its investment objective by investing all of its investable assets in interests in the following seven tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (1.1%, 10.7%, 41.3%, 48.9%, 63.9%, 33.9% and 58.6%, respectively, at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and EVM, respectively. Cash Management values its

11

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally

12

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund's average daily net assets up to $500 million, 0.75% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The investment adviser fee payable by the Fund is reduced by the Fund's allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2008, the Fund's investment adviser fee totaled $3,040,734, of which $2,700,020 was allocated from the Portfolios and $340,714 was paid or accrued directly by the Fund. For the six months ended April 30, 2008, the Fund's investment adviser fee, including the fees allocated from the Portfolios, was 0.78% (annualized) of the Fund's average daily net assets. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $583,284. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $16,624 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $139,453 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $443,358 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $507,471 and $1,078,874 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,666,000 and $11,542,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $169,158 and $359,625 for Class B and Class C shares, respectively.

13

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $8,000, $99,000 and $20,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$17,030,459	$—
Tax-Managed Value Portfolio	3,085,770	—
Tax-Managed International Equity Portfolio	—	—
Tax-Managed Multi-Cap Growth Portfolio	—	14,754,938
Tax-Managed Mid-Cap Core Portfolio	—	5,166,477
Tax-Managed Small-Cap Growth Portfolio	8,749,829	—
Tax-Managed Small-Cap Value Portfolio	17,214,109	—

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	4,143,846	6,263,745
Issued to shareholders electing to receive payments of distributions in Fund shares	1,236,605	432,864
Redemptions	(2,392,299)	(2,780,265)
Exchange from Class B shares	330,808	621,246
Net increase	3,318,960	4,537,590
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	400,325	835,141
Issued to shareholders electing to receive payments of distributions in Fund shares	470,088	253,884
Redemptions	(679,996)	(1,218,791)
Exchange to Class A shares	(334,318)	(645,484)
Net decrease	(143,901)	(775,250)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,587,962	4,816,611
Issued to shareholders electing to receive payments of distributions in Fund shares	916,190	362,588
Redemptions	(1,504,297)	(1,819,644)
Net increase	1,999,855	3,359,555

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

15

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Equity Asset Allocation Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Tax-Managed Growth Portfolio, the Tax-Managed Mid-Cap Core Portfolio, the Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and the Tax-Managed Value Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that each of the investment sub-advisory agreements between BMR and Atlanta Capital Management Company, LLC ("Atlanta Capital"), with respect to the Tax-Managed Mid-Cap Core Portfolio, between BMR and Eagle Global Advisors, L.L.C. ("Eagle"), with respect to the Tax-Managed International Equity Portfolio, and between BMR and Fox Asset Management LLC ("Fox"), with respect to the Tax-Managed Small-Cap Value Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle, Fox and Atlanta Capital are referred to herein as the "Sub-advisers." Fox and Atlanta Capital are affiliates of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreements of the relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board specifically noted BMR's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

16

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that with respect to two of the underlying Portfolios, the Adviser had agreed to waive fees and/or pay expenses of the Portfolios in an additional amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to BMR or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Eagle's profitability in managing the Tax-Managed International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

17

Eaton Vance Tax-Managed Equity Asset Allocation Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Equity Asset Allocation Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1299-6/08  TMEAASRC

Semiannual Report April 30, 2008

EATON VANCE
DIVERSIFIED
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Diversified Income Fund as of April 30, 2008

INVESTMENT UPDATE

Payson Swaffield, CFA
Chief Income
Investment Officer

Mark Venezia, CFA
Investment Team Member

Christine Johnston, CFA
Investment Team Member

Economic and Market Conditions

•                The six months ended April 30, 2008 were a period of significant challenges for the U.S. economy and its financial markets. The credit crisis, which began with the sub-prime mortgage crisis in August 2007, left investors seeking shelter in higher quality bonds. A broad-based flight to quality resulted in a significant widening in all U.S. credit markets, ranging from agency mortgage-backed securities (MBS) to below investment-grade corporate debt. During the period, the Federal Reserve Board (the “Fed”) aggressively continued the interest rate cuts that began in August, lowering the Fed Funds rate from 4.50% to 2.00% on April 30. The short end of the yield curve experienced a significant drop in interest rates, as the yield curve steepened.

•                Within the credit markets, yield spread widening left no market unscathed. Seasoned U.S. agency MBS, among the highest quality securities, widened by approximately 100 (1.00%) basis points over the six month period. Below investment-grade corporate debt, at the opposite end of the quality spectrum, had widened approximately 400 basis points (4.00%) at its worst before ending the period approximately 250 basis points (2.50%) wider than October, 2007. Senior, secured bank loans fared slightly better in spread terms; however, on a total return basis, this sector underperformed during the period.

Management Discussion

•                The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income.

•                The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objectives by investing its assets in three registered investment companies (each a “Portfolio”) that are managed by Eaton Vance Management or its affiliates: Boston Income Portfolio, which normally invests primarily in high-yield, high-risk corporate bonds; Floating Rate Portfolio, which normally invests primarily in senior floating rate corporate loans; and Government Obligations Portfolio, which primarily invests in MBS issued by the U.S. Government or one of its agencies or instrumentalities.

•                With regard to Boston Income Portfolio, the high-yield bond market posted negative returns during the six months ended April 30, 2008, pulled lower

Eaton vance Diversified Income Fund

Total Return Performance 10/31/07 – 4/30/08

Fund - Class A(1)	-0.70%
Fund - Class B(1)	-1.07
Fund - Class C(1)	-1.08
Merrill Lynch U.S. High Yield Master II Index(2)	-0.77
S&P/LSTA Leveraged Loan Index(2)	-3.31
Lehman Brothers Intermediate Government Bond Index(2)	5.53

Please refer to page 3 for additional performance information.

Distribution/Yield Information

As Of 4/30/08(3)

	Distribution Rate	SEC Yield

Class A	6.39%	5.69%
Class B	5.64	5.23
Class C	5.64	5.23

(1)

These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

(3)

The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. The Fund’s SEC Yield is calculated by dividing the net investment income per share for one 30-day period by the offering price at the end of the period and annualizing the result. For current yield information call
1-800-262-1122.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolios’ current or future investments and may change due to active management.

1

Michael Weillheimer, CFA
Investment Team Member
High Yield Bonds

Scott Page, CFA
Investment Team Member
Floating Rate Loans

by the continuing effects of the sub-prime crisis, declining home values and a weakening economy. After significant deterioration in late 2007 and early 2008, the market began to rally in mid-March 2008. The Fed’s injection of liquidity into the credit markets gave rise to hopes that the worst of the credit crisis might have passed. The market rally continued through April, posting one of the strongest one-month rallies in high-yield bond history. The Portfolio lagged its benchmark slightly during the period. The primary reason was the underperformance of the Portfolio’s B-rated bonds in the first four months of the period. The gaming sector was a modest drag on performance, as investors feared the consequences of a pullback in leisure and travel expenditures. Emerging telecom bonds also struggled, as companies found it difficult to gain a competitive foothold in a slow economy. Energy and paper bonds were among the better performers. Exploration and production companies benefited from the continuing surge in oil prices during the period. Selected retail bonds fared well later in the period. Unlike many “big box” retailers that have been negatively affected by a weak economy, some specialty retailers have enjoyed relatively stable earnings. Performance during the period was also helped by an underweighting in the troubled auto sector, and by short maturities in the few auto holdings in the Portfolio.

•                In Floating Rate Portfolio, the market-wide sell off that affected all fixed-income and equity asset classes had a significant and unprecedented effect on the senior loan market. Average loan prices, which had fallen about 4%-5% by December 2007, declined a further 7%-8% by mid-February 2008 before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising since mid-March 2008 and increased approximately 4%-5% by April 30, 2008 from their mid-February bottom. Default rates increased to 1% but remain well below historical averages of 3%. The Portfolio’s senior loan holdings remained diversified with respect to industry, geography and borrower during the period. The largest industry holdings were publishing, health care, cable and satellite television, business equipment and services, and chemicals and plastics. Most of these industries tend to be non-cyclical, and within each there is further diversity of individual borrowers and geography, with larger exposures possessing good capital structures, strong collateral value and attractive yields. Exposure to more highly cyclical industries, such as home builders and financial intermediaries, was minimal. The Portfolio had no direct exposure to subprime or mortgage lenders through April 30, 2008.

Sue Schiff, CFA
Investment Team Member
Mortgage-Backed Securities

Craig Russ
Investment Team Member
Floating Rate Loans

•                In Government Obligations Portfolio, the six months ended April 30, 2008 was among the most volatile periods in decades for the MBS market. The credit crunch, which began in 2007 as a result of problems associated with subprime lending, worsened in early 2008 amid declining home values and a weakening economy. As foreclosures surged among subprime borrowers, investors became increasingly risk-averse, even with respect to higher-quality, seasoned U.S. agency MBS, and the MBS market reflected investor concerns. At mid-March 2008, the financial markets began to stabilize, as the Fed initiated its unprecedented actions to inject liquidity into the credit markets. In the wake of the Fed’s emergency actions, the MBS markets stabilized, although credit remained tight by historical standards. Seasoned U.S. agency MBS had positive returns for the period, but the sector’s performance lagged that of Treasuries due to the credit spread widening that affected all spread, or non-Treasury fixed-income sectors. While the Portfolio’s seasoned U.S. agency MBS felt the impact of the credit crunch, management believed that the underlying credit quality of this segment remained generally sound during the period. Typically, the mortgages underlying seasoned U.S. agency MBS were originated in the 1980s or 1990s. Due to significant appreciation in home prices since that time, these mortgages typically have lower loan-to-value ratios, meaning that these homeowners have more equity in their homes than the average borrower. In addition, these securities are guaranteed by government agencies. All of these factors together place seasoned U.S. agency MBS among the highest quality securities in the U.S. fixed-income markets. The Portfolio had no direct exposure to the subprime lending market or to non-agency MBS through April 30, 2008. The Portfolio increased its exposure to seasoned U.S. agency MBS in the 10-to-15 year maturity range, which, in management’s view, represented the most undervalued segment of the market. Prepayment rates for the Portfolio’s seasoned U.S. agency MBS remained in the 15% range.

2

Eaton Vance Diversified Income Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EADDX	EBDDX	ECDDX

Average Annual Total Returns (at net asset value)
Six Months	-0.70%	-1.07%	-1.08%
One Year	0.36	-0.39	-0.39
Life of Fund†	4.28	3.47	3.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.42%	-5.87%	-2.03%
One Year	-4.39	-5.08	-1.33
Life of Fund†	2.79	2.72	3.47

†                Inception dates: Class A: 12/7/04; Class B: 12/7/04; Class C: 12/7/04

(1)     Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	1.10%	1.85%	1.85%

(2)          Source: Prospectus dated 3/1/08.

Portfolio Composition

Diversification by Sectors(3)

By total investments

(3)        As of 4/30/08. Sectors are shown as a percentage of the Fund’s total investments. The Fund expects to allocate its assets approximately equally among Boston Income Portfolio, Government Obligations Portfolio and Floating Rate Portfolio. The Fund’s investment adviser will monitor the Fund’s allocations to the underlying Portfolios and will rebalance whenever actual allocations exceed plus or minus 3% of the Fund’s pre-determined fixed allocation percentages.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Diversified Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Diversified Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$993.00	$5.60
Class B	$1,000.00	$989.30	$9.20
Class C	$1,000.00	$989.20	$9.20
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.67
Class B	$1,000.00	$1,015.60	$9.32
Class C	$1,000.00	$1,015.60	$9.32

* Expenses are equal to the Fund's annualized expense ratio of 1.13% for Class A shares, 1.86% for Class B shares and 1.86% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of the Fund and the Portfolios.

4

Eaton Vance Diversified Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Boston Income Portfolio, at value (identified cost, $137,217,207)	$128,638,420
Investment in Floating Rate Portfolio, at value (identified cost, $138,422,127)	128,713,700
Investment in Government Obligations Portfolio, at value (identified cost, $126,173,482)	128,669,104
Receivable for Fund shares sold	441,430
Prepaid expenses	11,279
Total assets	$386,473,933
Liabilities
Payable for Fund shares redeemed	$1,322,441
Dividends payable	565,264
Payable to affiliate for distribution and service fees	200,754
Payable to affiliate for Trustees' fees	376
Accrued expenses	27,674
Total liabilities	$2,116,509
Net Assets	$384,357,424
Sources of Net Assets
Paid-in capital	$409,299,543
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(8,262,584)
Accumulated distributions in excess of net investment income	(887,943)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(15,791,592)
Total	$384,357,424
Class A Shares
Net Assets	$183,977,686
Shares Outstanding	19,909,354
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.24
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.24)	$9.70
Class B Shares
Net Assets	$37,215,010
Shares Outstanding	4,030,310
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.23
Class C Shares
Net Assets	$163,164,728
Shares Outstanding	17,668,844
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.23
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income allocated from Portfolios	$14,990,537
Dividend income allocated from Portfolios	30,192
Expenses allocated from Portfolios	(1,499,701)
Net investment income from Portfolios	$13,521,028
Expenses
Trustees' fees and expenses	$1,820
Distribution and service fees Class A	239,872
Class B	189,184
Class C	852,799
Transfer and dividend disbursing agent fees	100,074
Registration fees	7,280
Legal and accounting services	19,110
Printing and postage	15,652
Custodian fee	80,059
Miscellaneous	7,052
Total expenses	$1,512,902
Net investment income	$12,008,126
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(4,961,165)
Financial futures contracts	904,644
Swap contracts	469,833
Foreign currency and forward foreign currency exchange contract transactions	(687,476)
Net realized loss	$(4,274,164)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(11,723,940)
Financial futures contracts	74,693
Swap contracts	(458,224)
Foreign currency and forward foreign currency exchange contracts	132,042
Net change in unrealized appreciation (depreciation)	$(11,975,429)
Net realized and unrealized loss	$(16,249,593)
Net decrease in net assets from operations	$(4,241,467)

See notes to financial statements
5

Eaton Vance Diversified Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$12,008,126	$21,567,802
Net realized gain (loss) from investment transactions, financial futures contracts, swaps contracts, and foreign currency and forward foreign currency exchange contract transactions	(4,274,164)	198,627
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swaps contracts, and foreign currency and forward foreign currency exchange contracts	(11,975,429)	(4,927,897)
Net increase (decrease) in net assets from operations	$(4,241,467)	$16,838,532
Distributions to shareholders — From net investment income Class A	$(6,633,499)	$(11,639,357)
Class B	(1,167,268)	(2,100,586)
Class C	(5,265,095)	(9,527,571)
Total distributions to shareholders	$(13,065,862)	$(23,267,514)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$27,857,289	$103,643,666
Class B	3,392,799	11,774,288
Class C	14,143,435	72,555,582
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,696,804	8,124,353
Class B	772,115	1,367,260
Class C	3,706,017	6,588,347
Cost of shares redeemed Class A	(40,431,725)	(53,332,480)
Class B	(4,324,876)	(5,406,383)
Class C	(29,493,096)	(30,076,238)
Net increase (decrease) in net assets from Fund share transactions	$(19,681,238)	$115,238,395
Net increase (decrease) in net assets	$(36,988,567)	$108,809,413

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$421,345,991	$312,536,578
At end of period	$384,357,424	$421,345,991
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(887,943)	$169,793

See notes to financial statements
6

Eaton Vance Diversified Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.630		$9.770	$9.760	$10.000
Income (loss) from operations
Net investment income	$0.296		$0.593	$0.561	$0.430
Net realized and unrealized gain (loss)	(0.365)		(0.095)	0.086	(0.108)
Total income (loss) from operations	$(0.069)		$0.498	$0.647	$0.322
Less distributions
From net investment income	$(0.321)		$(0.638)	$(0.637)	$(0.562)
Total distributions	$(0.321)		$(0.638)	$(0.637)	$(0.562)
Net asset value — End of period	$9.240		$9.630	$9.770	$9.760
Total Return(3)	(0.70	)%(8)	5.22%	6.84%	3.29	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$183,978		$200,163	$144,830	$86,858
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.13	%(6)	1.10%	1.09%	1.17	%(6)(7)
Net investment income	6.38	%(6)	6.08%	5.75%	4.84	%(6)
Portfolio Turnover of Boston Income Portfolio	25%		84%	68%	71%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9%		23%	2%	30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 7, 2004, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Diversified Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.620		$9.760	$9.750	$10.000
Income (loss) from operations
Net investment income	$0.262		$0.520	$0.488	$0.365
Net realized and unrealized gain (loss)	(0.366)		(0.095)	0.085	(0.120)
Total income (loss) from operations	$(0.104)		$0.425	$0.573	$0.245
Less distributions
From net investment income	$(0.286)		$(0.565)	$(0.563)	$(0.495)
Total distributions	$(0.286)		$(0.565)	$(0.563)	$(0.495)
Net asset value — End of period	$9.230		$9.620	$9.760	$9.750
Total Return(3)	(1.07	)%(8)	4.44%	6.05%	2.49	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$37,215		$38,986	$31,827	$21,926
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.86	%(6)	1.85%	1.84%	1.92	%(6)(7)
Net investment income	5.65	%(6)	5.35%	5.01%	4.11	%(6)
Portfolio Turnover of Boston Income Portfolio	25%		84%	68%	71%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9%		23%	2%	30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 7, 2004, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Diversified Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.620		$9.770	$9.750	$10.000
Income (loss) from operations
Net investment income	$0.262		$0.520	$0.489	$0.362
Net realized and unrealized gain (loss)	(0.366)		(0.105)	0.095	(0.117)
Total income (loss) from operations	$(0.104)		$0.415	$0.584	$0.245
Less distributions
From net investment income	$(0.286)		$(0.565)	$(0.564)	$(0.495)
Total distributions	$(0.286)		$(0.565)	$(0.564)	$(0.495)
Net asset value — End of period	$9.230		$9.620	$9.770	$9.750
Total Return(3)	(1.08	)%(8)	4.33%	6.16%	2.49	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$163,165		$182,197	$135,880	$89,806
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.86	%(6)	1.85%	1.84%	1.92	%(6)(7)
Net investment income	5.66	%(6)	5.34%	5.02%	4.08	%(6)
Portfolio Turnover of Boston Income Portfolio	25%		84%	68%	71%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%
Portfolio Turnover of Government Obligations Portfolio	9%		23%	2%	30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 7, 2004, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Diversified Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (6.8%, 3.0%, and 16.2%, respectively, at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows: Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Additional valuation policies for Boston Income Portfolio and Floating Rate Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality;

10

Eaton Vance Diversified Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

The Portfolios may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,583,517 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,151,435), October 31, 2014 ($1,054,697) and October 31, 2015 ($1,377,385).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Diversified Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios). EVM does not receive a fee for serving as the Fund's investment adviser and administrator. The Portfolios have engaged BMR to render investment advisory services and the Fund is allocated its share of the investment adviser fee paid by each Portfolio in which it invests.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $7,549 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $21,291 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $239,872 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $141,888 and $639,599 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the

12

Eaton Vance Diversified Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,654,000 and $11,755,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $47,296 and $213,200 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first or second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $700, $77,000 and $26,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Boston Income Portfolio	$14,134,897	$22,329,113
Floating Rate Portfolio	13,932,335	18,745,543
Government Obligations Portfolio	12,839,287	28,391,643

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,962,814	10,613,050
Issued to shareholders electing to receive payments of distributions in Fund shares	503,447	835,241
Redemptions	(4,339,856)	(5,485,351)
Net increase (decrease)	(873,595)	5,962,940
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	362,384	1,206,837
Issued to shareholders electing to receive payments of distributions in Fund shares	82,847	140,653
Redemptions	(466,199)	(555,949)
Net increase (decrease)	(20,968)	791,541
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	1,514,431	7,435,545
Issued to shareholders electing to receive payments of distributions in Fund shares	397,422	677,831
Redemptions	(3,175,239)	(3,095,981)
Net increase (decrease)	(1,263,386)	5,017,395

13

Eaton Vance Diversified Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

15

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Diversified Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Boston Income Portfolio, the Floating Rate Portfolio and the Government Obligations Portfolio, the portfolios in which the Fund invests (the "Portfolios"), each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans, high-yield debt, and other investments. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Boston Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

16

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of each Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees, including administrative fees, and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund and the Portfolios. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the Portfolio advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolios to continue to share such benefits equitably.

17

Eaton Vance Diversified Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

18

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This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Diversified Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2320-6/08  DISRC

Semiannual Report April 30, 2008

EATON VANCE
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Dividend Income Fund as of April 30, 2008

INVESTMENT UPDATE

Aamer Khan, CFA
Co-Portfolio Manager

Judith A. Saryan, CFA
Co-Portfolio Manager

Economic and Market Conditions

•                  The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•                  For the six months ended April 30, 2008, nine of the ten major sectors within the Russell 1000 Value Index (the “Index”) registered negative returns. The energy sector was the lone area that posted positive returns, while consumer staples, materials and utilities produced relatively modest losses. The weakest performing sectors were information technology, financials, consumer discretionary and telecommunication services. Market-leading industries during the period included energy equipment and services, road and rail, and real estate management and development. In contrast, wireless telecommunication services, thrifts and mortgage finance and communications equipment were the period’s worst-performing industries.

Management Discussion

•                  In a difficult economic and market environment, in which equities across the board saw declines, the Fund was not spared. Nevertheless, it outperformed both the Index and the Lipper Equity Income Funds average for the six months ended April 30, 2008. (2)

•                  Stock selection was the primary driver of the Fund’s outperformance of the Index, although favorable allocations in a number of industries also boosted performance. The Fund invests in Dividend Income Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The largest contribution to the Fund’s performance came from the financials sector, both because the Portfolio was underweight this sector, relative to the Index, and also because management’s selections outperformed those in the Index. The second largest contribution came from the

Eaton Vance Dividend Income Fund

Total Return Performance 10/31/07 – 4/30/08

Fund - Class A(1)	-7.70%
Fund - Class C(1)	-8.01
Fund - Class I(1)	-7.59
Fund - Class R(1)	-7.81
Russell 1000 Value Index(2)	-9.83
Lipper Equity Income Funds Average(2)	-8.82

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

information technology sector, where the Fund had outperformance, relative to the Index, in the communications equipment and computer industries. Portfolio holdings in the consumer discretionary sector contributed positively, and the Portfolio’s under- weighted position relative to the Index was also beneficial. Finally, Portfolio holdings in the utilities sector outperformed, especially those in the electric utilities industry.

•                  Limiting returns relative to the Index were holdings in the materials sector, where Portfolio selections in the metals and mining and the containers and packaging industries underperformed similar stocks in the Index. Holdings in the industrials sector, especially in the machinery industry, also underperformed.

Portfolio Composition

Top Ten Holdings(1)

By net assets

E.ON AG	3.2%
Occidental Petroleum Corp.	2.5
Philip Morris International, Inc.	2.3
Lockheed Martin Corp.	2.3
Simon Property Group, Inc.	2.2
FPL Group, Inc.	2.2
General Dynamics Corp.	2.2
Total SA ADR	2.2
Johnson & Johnson	2.2
Fortum Oyj	2.1

(1)	Top Ten Holdings represented 23.4% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings(2)

By net assets

(2)	As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

2

Eaton Vance Dividend Income Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class C	Class I	Class R
Share Class Symbol	EDIAX	EDICX	EDIIX	EDIRX
Average Annual Total Returns (at net asset value)
Six Months	-7.70%	-8.01%	-7.59%	-7.81%
One Year	-1.88	-2.61	-1.65	-2.13
Life of Fund†	11.50	10.62	9.76	9.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.01%	-8.90%	-7.59	-7.81%
One Year	-7.54	-3.53	-1.65	-2.13
Life of Fund†	8.80	10.62	9.76	9.32

†	Inception Dates – Class A: 11/30/05; Class C: 11/30/05; Class I: 1/31/06; Class R: 1/31/06

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class C	Class I	Class R

Expense Ratio	1.36%	2.11%	1.11%	1.61%

(2)	Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Dividend Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Dividend Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$923.00	$6.26
Class C	$1,000.00	$919.90	$9.83
Class I	$1,000.00	$924.10	$5.07
Class R	$1,000.00	$921.90	$7.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.57
Class C	$1,000.00	$1,014.60	$10.32
Class I	$1,000.00	$1,019.60	$5.32
Class R	$1,000.00	$1,017.10	$7.82

* Expenses are equal to the Fund's annualized expense ratio of 1.31% for Class A shares, 2.06% for Class C shares, 1.06% for Class I shares and 1.56% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Dividend Income Portfolio, at value (identified cost, $302,409,666)	$333,498,078
Receivable for Fund shares sold	2,387,600
Total assets	$335,885,678
Liabilities
Payable for Fund shares redeemed	$806,924
Payable to affiliate for distribution and service fees	147,720
Payable to affiliate for administration fee	39,985
Payable to affiliate for Trustees' fees	550
Accrued expenses	70,770
Total liabilities	$1,065,949
Net Assets	$334,819,729
Sources of Net Assets
Paid-in capital	$349,281,068
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(45,878,977)
Accumulated undistributed net investment income	329,226
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	31,088,412
Total	$334,819,729
Class A Shares
Net Assets	$194,976,038
Shares Outstanding	17,281,108
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.28
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.28)	$11.97
Class C Shares
Net Assets	$136,608,888
Shares Outstanding	12,167,991
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.23
Class I Shares
Net Assets	$3,164,977
Shares Outstanding	280,563
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.28
Class R Shares
Net Assets	$69,826
Shares Outstanding	6,182
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.30
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $861,360)	$11,641,188
Interest allocated from Portfolio	79,884
Expenses allocated from Portfolio	(1,104,041)
Net investment income from Portfolio	$10,617,031
Expenses
Administration fee	$220,869
Trustees' fees and expenses	1,993
Distribution and service fees Class A	212,634
Class C	608,391
Class R	176
Transfer and dividend disbursing agent fees	139,151
Registration fees	30,030
Printing and postage	22,665
Custodian fee	18,301
Legal and accounting services	11,484
Miscellaneous	8,079
Total expenses	$1,273,773
Net investment income	$9,343,258
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(35,804,108)
Foreign currency transactions	(27,476)
Net realized loss	$(35,831,584)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,044,918
Foreign currency	(18,115)
Net change in unrealized appreciation (depreciation)	$4,026,803
Net realized and unrealized loss	$(31,804,781)
Net decrease in net assets from operations	$(22,461,523)

See notes to financial statements
5

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$9,343,258	$9,215,172
Net realized loss from investment and foreign currency transactions	(35,831,584)	(8,713,916)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	4,026,803	24,478,904
Net increase (decrease) in net assets from operations	$(22,461,523)	$24,980,160
Distributions to shareholders — From net investment income Class A	$(5,701,269)	$(5,859,850)
Class C	(3,645,088)	(3,828,527)
Class I	(94,030)	(111,236)
Class R	(2,262)	(4,211)
Total distributions to shareholders	$(9,442,649)	$(9,803,824)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$67,987,644	$140,876,450
Class C	38,319,924	93,500,708
Class I	1,902,519	2,069,784
Class R	30	59,316
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,950,448	4,069,253
Class C	2,011,587	2,022,070
Class I	68,194	84,895
Class R	1,616	3,331
Cost of shares redeemed Class A	(25,119,254)	(16,583,175)
Class C	(9,338,527)	(6,119,474)
Class I	(904,337)	(1,111,732)
Class R	(4,077)	(16,445)
Net increase in net assets from Fund share transactions	$78,875,767	$218,854,981
Net increase in net assets	$46,971,595	$234,031,317
Net Assets
At beginning of period	$287,848,134	$53,816,817
At end of period	$334,819,729	$287,848,134
Accumulated undistributed net investment income included in net assets
At end of period	$329,226	$428,617

See notes to financial statements
6

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$12.640		$11.410	$10.000
Income (loss) from operations
Net investment income(2)	$0.377		$0.729	$1.401
Net realized and unrealized gain (loss)	(1.359)		1.282	0.487
Total income (loss) from operations	$(0.982)		$2.011	$1.888
Less distributions
From net investment income	$(0.378)		$(0.781)	$(0.478)
Total distributions	$(0.378)		$(0.781)	$(0.478)
Net asset value — End of period	$11.280		$12.640	$11.410
Total Return(3)	(7.70	)%(9)	18.18%	19.26	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$194,976		$166,609	$29,586
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.31	%(5)	1.36%	1.41	%(5)(6)
Expenses after custodian fee reduction(4)	1.31	%(5)	1.36%	1.40	%(5)(6)
Net investment income(4)	6.66	%(5)	6.00%	14.04	%(5)(6)
Portfolio Turnover of the Fund(7)	—		—	35%
Portfolio Turnover of the Portfolio	85%		87%	170	%(8)

(1)  For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006).

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

(9)  Not annualized.

See notes to financial statements
7

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$12.580		$11.360	$10.000
Income (loss) from operations
Net investment income(2)	$0.332		$0.644	$1.322
Net realized and unrealized gain (loss)	(1.346)		1.270	0.470
Total income (loss) from operations	$(1.014)		$1.914	$1.792
Less distributions
From net investment income	$(0.336)		$(0.694)	$(0.432)
Total distributions	$(0.336)		$(0.694)	$(0.432)
Net asset value — End of period	$11.230		$12.580	$11.360
Total Return(3)	(8.01	)%(9)	17.31%	18.25	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$136,609		$118,841	$23,105
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.06	%(5)	2.11%	2.16	%(5)(6)
Expenses after custodian fee reduction(4)	2.06	%(5)	2.11%	2.15	%(5)(6)
Net investment income(4)	5.88	%(5)	5.33%	13.27	%(5)(6)
Portfolio Turnover of the Fund(7)	—		—	35%
Portfolio Turnover of the Portfolio	85%		87%	170	%(8)

(1)  For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006).

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$12.640		$11.410	$10.610
Income (loss) from operations
Net investment income(2)	$0.410		$0.831	$1.912
Net realized and unrealized gain (loss)	(1.378)		1.209	(0.614	)(3)
Total income (loss) from operations	$(0.968)		$2.040	$1.298
Less distributions
From net investment income	$(0.392)		$(0.810)	$(0.498)
Total distributions	$(0.392)		$(0.810)	$(0.498)
Net asset value — End of period	$11.280		$12.640	$11.410
Total Return(4)	(7.59	)%(10)	18.45%	12.62	%(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,165		$2,317	$1,098
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.06	%(6)	1.11%	1.16	%(6)(7)
Expenses after custodian fee reduction(5)	1.06	%(6)	1.11%	1.15	%(6)(7)
Net investment income(5)	7.25	%(6)	6.87%	25.28	%(6)(7)
Portfolio Turnover of the Fund(8)	—		—	35%
Portfolio Turnover of the Portfolio	85%		87%	170	%(9)

(1)  For the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of shares, January 31, 2006, to October 31, 2006).

(8)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

(10)  Not annualized.

See notes to financial statements
9

Eaton Vance Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$12.660		$11.400	$10.610
Income (loss) from operations
Net investment income(2)	$0.347		$0.788	$1.162
Net realized and unrealized gain (loss)	(1.343)		1.222	0.090
Total income (loss) from operations	$(0.996)		$2.010	$1.252
Less distributions
From net investment income	$(0.364)		$(0.750)	$(0.462)
Total distributions	$(0.364)		$(0.750)	$(0.462)
Net asset value — End of period	$11.300		$12.660	$11.400
Total Return(3)	(7.81	)%(9)	18.15%	12.15	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$70		$81	$28
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.56	%(5)	1.61%	1.66	%(5)(6)
Expenses after custodian fee reduction(4)	1.56	%(5)	1.61%	1.65	%(5)(6)
Net investment income(4)	6.09	%(5)	6.51%	14.30	%(5)(6)
Portfolio Turnover of the Fund(7)	—		—	35%
Portfolio Turnover of the Portfolio	85%		87%	170	%(8)

(1)  For the period from the initial issuance of Class R shares, January 31, 2006, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of shares, January 31, 2006, to October 31, 2006).

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

(9)  Not annualized.

See notes to financial statements
10

Eaton Vance Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Dividend Income Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (92.4% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $9,866,279 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($1,311,256) and October 31, 2015 ($8,555,023).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

11

Eaton Vance Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $220,869. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $7,580 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $127,089 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $212,634 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced

12

Eaton Vance Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $456,293 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $7,913,000. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of average daily net assets attributable to Class R shares. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $88, representing 0.25% (annualized) of the average daily net assets of Class R shares. The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $152,098 and $88 for Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $4,000 and $16,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $107,557,141 and $39,939,656, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	5,990,452	11,623,281
Issued to shareholders electing to receive payments of distributions in Fund shares	353,188	334,945
Redemptions	(2,241,905)	(1,372,583)
Net increase	4,101,735	10,585,643
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	3,372,522	7,754,795
Issued to shareholders electing to receive payments of distributions in Fund shares	180,776	167,204
Redemptions	(831,297)	(510,023)
Net increase	2,722,001	7,411,976
Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	172,309	170,313
Issued to shareholders electing to receive payments of distributions in Fund shares	6,112	7,024
Redemptions	(81,208)	(90,233)
Net increase	97,213	87,104

13

Eaton Vance Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class R	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	3	4,961
Issued to shareholders electing to receive payments of distributions in Fund shares	144	275
Redemptions	(345)	(1,328)
Net increase (decrease)	(198)	3,908

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 7.3%
General Dynamics Corp.	87,300	$7,893,666
Lockheed Martin Corp.	77,800	8,249,912
Raytheon Co.	50,000	3,198,500
United Technologies Corp.	95,828	6,944,655
		$26,286,733
Auto Components — 0.5%
Johnson Controls, Inc.	51,000	$1,798,260
		$1,798,260
Beverages — 0.6%
Diageo PLC ADR	28,700	$2,350,530
		$2,350,530
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	88,700	$3,861,111
Credit Suisse Group	65,000	3,600,883
		$7,461,994
Commercial Banks — 5.9%
Banco Bradesco SA Sponsored ADR	180,000	$4,064,400
DnB NOR ASA	250,000	3,696,100
National City Corp.	790,000	4,977,000
Standard Chartered PLC	161,000	5,666,425
U.S. Bancorp	86,100	2,917,929
		$21,321,854
Computer Peripherals — 2.0%
International Business Machines Corp.	60,781	$7,336,267
		$7,336,267
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	96,867	$3,749,722
Elisa Oyj	4,000	89,733
Fairpoint Communciations, Inc.	1,489	13,714
Koninklijke KPN NV	341,200	6,211,003
Telefonos de Mexico SA de CV ADR	62,130	2,240,408
Telenor ASA(1)	122,000	2,435,046

Security	Shares	Value
Diversified Telecommunication Services (continued)
TeliaSonera AB	426,000	$3,780,701
Verizon Communications, Inc.	78,960	3,038,381
		$21,558,708
Electric Utilities — 9.9%
E.ON AG	57,866	$11,703,648
E.ON AG ADR	2	129
Enel SpA	168,000	1,817,510
FirstEnergy Corp.	72,500	5,483,900
Fortum Oyj	182,592	7,701,844
FPL Group, Inc.	120,000	7,954,800
Scottish and Southern Energy PLC	39,900	1,095,241
		$35,757,072
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	43,388	$5,441,289
Schlumberger, Ltd.	30,400	3,056,720
Transocean, Inc.(1)	31,831	4,693,799
		$13,191,808
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	127,800	$7,409,844
		$7,409,844
Food Products — 2.4%
Cadbury Schweppes PLC ADR	31,581	$1,455,884
Nestle SA	15,198	7,216,066
Nestle SA ADR	3	356
		$8,672,306
Health Care Equipment & Supplies — 2.0%
Covidien, Ltd.	152,400	$7,115,556
		$7,115,556
Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc., Class A	183,800	$6,304,340
McDonald's Corp.	111,400	6,637,212
		$12,941,552

See notes to financial statements
15

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products — 0.8%
Kimberly-Clark Corp.	16,670	$1,066,713
Kimberly-Clark de Mexico SA de C.V.	362,500	1,721,468
		$2,788,181
Industrial Conglomerates — 0.6%
General Electric Co.	68,150	$2,228,505
		$2,228,505
Insurance — 6.0%
AFLAC, Inc.	111,600	$7,440,372
Chubb Corp.	38,000	2,012,860
Lincoln National Corp.	17,000	913,920
MetLife, Inc.	74,000	4,502,900
Zurich Financial Services AG	22,500	6,783,721
		$21,653,773
Machinery — 3.8%
Atlas Copco AB, Class A	441,700	$7,042,491
Eaton Corp.	75,100	6,596,784
		$13,639,275
Metals & Mining — 8.1%
BHP Billiton, Ltd. ADR	50,600	$4,081,396
Companhia Vale do Rio Doce ADR	87,200	3,407,776
Compass Minerals International, Inc.	57,900	3,647,700
Freeport-McMoRan Copper & Gold, Inc., Class B	33,131	3,768,651
Nucor Corp.	93,000	7,021,500
POSCO ADR	29,000	3,578,600
Southern Copper Corp.	33,200	3,810,032
		$29,315,655
Multi-Utilities — 1.1%
CMS Energy Corp.	32,000	$466,560
Energy East Corp.	64,200	1,463,760
RWE AG	18,800	2,155,677
		$4,085,997

Security	Shares	Value
Oil, Gas & Consumable Fuels — 16.7%
BP PLC ADR	16,500	$1,201,035
Chevron Corp.	80,100	7,701,615
ConocoPhillips	78,103	6,728,573
Exxon Mobil Corp.	78,529	7,308,694
Hess Corp.	68,100	7,232,220
Neste Oil Oyj	186,000	5,581,952
Occidental Petroleum Corp.	106,160	8,833,574
StatoilHydro ASA ADR	16,200	585,954
Total SA ADR	93,770	7,876,680
Williams Cos., Inc. (The)	202,165	7,176,858
		$60,227,155
Pharmaceuticals — 4.3%
Johnson & Johnson	116,785	$7,835,106
Merck & Co., Inc.	27,000	1,027,080
Sanofi-Aventis ADR	157,500	6,076,350
Wyeth	10,500	466,935
		$15,405,471
Real Estate Investment Trusts (REITs) — 3.9%
Boston Properties, Inc.	61,100	$6,139,939
Simon Property Group, Inc.	80,690	8,057,703
		$14,197,642
Tobacco — 4.1%
British American Tobacco PLC	178,000	$6,651,118
Philip Morris International, Inc.(1)	161,845	8,258,950
		$14,910,068
Water Utilities — 0.7%
Severn Trent PLC	87,000	$2,502,568
		$2,502,568
Total Common Stocks (identified cost $318,507,756)		$354,156,774

See notes to financial statements
16

Dividend Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 0.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(2)	$1,997	$1,996,520
Total Short-Term Investments (identified cost $1,996,520)		$1,996,520
Total Investments — 98.7% (identified cost $320,504,276)		$356,153,294
Other Assets, Less Liabilities — 1.3%		$4,837,713
Net Assets — 100.0%		$360,991,007

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.2%	$264,006,301
Switzerland	4.9	17,600,670
United Kingdom	4.4	15,915,352
Germany	3.8	13,859,325
Finland	3.7	13,373,529
Sweden	3.0	10,823,192
Netherlands	1.7	6,211,003
Norway	1.7	6,131,146
Cayman Islands	1.3	4,693,799
Italy	0.5	1,817,510
Mexico	0.5	1,721,467
	98.7%	$356,153,294

See notes to financial statements
17

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $318,507,756)	$354,156,774
Affiliated investment, at value (identified cost, $1,996,520)	1,996,520
Foreign currency, at value (identified cost, $80,581)	79,881
Receivable for investments sold	15,965,662
Dividends receivable	3,109,180
Interest receivable from affiliated investment	9,044
Tax reclaims receivable	378,949
Total assets	$375,696,010
Liabilities
Payable for investments purchased	$14,461,362
Payable to affiliate for investment adviser fee	185,340
Payable to affiliate for Trustees' fees	902
Accrued expenses	57,399
Total liabilities	$14,705,003
Net Assets applicable to investors' interest in Portfolio	$360,991,007
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$325,352,500
Net unrealized appreciation (computed on the basis of identified cost)	35,638,507
Total	$360,991,007

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $934,527)	$12,679,731
Interest	12
Interest income allocated from affiliated investment	87,257
Expenses allocated from affiliated investment	(10,753)
Total investment income	$12,756,247
Expenses
Investment adviser fee	$1,032,912
Trustees' fees and expenses	7,856
Custodian fee	134,301
Legal and accounting services	18,293
Miscellaneous	1,665
Total expenses	$1,195,027
Net investment income	$11,561,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(38,626,619)
Foreign currency transactions	(29,669)
Net realized loss	$(38,656,288)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,709,479
Foreign currency	(19,637)
Net change in unrealized appreciation (depreciation)	$3,689,842
Net realized and unrealized loss	$(34,966,446)
Net decrease in net assets from operations	$(23,405,226)

See notes to financial statements
18

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$11,561,220	$12,650,275
Net realized loss from investment and foreign currency transactions	(38,656,288)	(9,095,700)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	3,689,842	27,518,346
Net increase (decrease) in net assets from operations	$(23,405,226)	$31,072,921
Capital transactions — Contributions	$110,550,486	$242,628,525
Withdrawals	(42,393,043)	(32,100,952)
Net increase in net assets from capital transactions	$68,157,443	$210,527,573
Net increase in net assets	$44,752,217	$241,600,494
Net Assets
At beginning of period	$316,238,790	$74,638,296
At end of period	$360,991,007	$316,238,790

See notes to financial statements
19

Dividend Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.75	%(3)	0.76%	0.88	%(3)
Net investment income	7.20	%(3)	6.77%	15.44	%(3)
Portfolio Turnover	85%		87%	170%
Total Return	(7.44	)%(4)	18.88%	10.33	%(4)
Net assets, end of period (000's omitted)	$360,991		$316,239	$74,638

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
20

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Dividend Income Fund held a 92.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

21

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $1,042,933 of which $10,021 was allocated from Cash Management and $1,032,912 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in

22

Dividend Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $347,490,097 and $273,394,171, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$320,542,750
Gross unrealized appreciation	$38,631,964
Gross unrealized depreciation	(3,021,420)
Net unrealized appreciation	$35,610,544

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

23

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance Dividend Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. The Board reviewed the compliance programs of the Adviser and its affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES CONT'D

Dividend Income Portfolio

Officers Duncan W. Richardson President Aamer Khan Vice President Judith A. Saryan Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2634-6/08  DIVISRC

Semiannual Report April 30, 2008

EATON VANCE EMERGING
MARKETS
LOCAL
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

INVESTMENT UPDATE

Mark S. Venezia, CFA

Co-Portfolio Manager

John R. Baur

Co-Portfolio Manager

Michael A. Cirami, CFA

Co-Portfolio Manager

Economic and Market Conditions

•        The global bond markets were very volatile during the six months ended April 30, 2008, buffeted by a widening credit crisis and inflation pressures tied to soaring energy and food prices. Increasingly risk-averse investors avoided high-yield, lower-quality segments of the market in favor of higher quality bonds. The impact of inflation varied from region to region. In the U.S., the Federal Reserve (the Fed) aggressively lowered interest rates during the six-month period. While these moves were intended to address the credit crunch and the weakening economy, they also contributed to a further weakening of the dollar. Despite the ongoing difficulties in developed markets around the world, emerging markets were a relative safe haven. Local currency debt markets were generally unaffected by the credit crunch. The relentless rise in commodities prices put substantial pressure on price levels in many emerging economies. Many central banks responded by raising interest rates, in stark contrast to cuts made by the Fed. The widening interest rate differential between the U.S. and emerging economies provided substantial support to emerging country’s financial markets during the period, while the negative effects of slower growth in the U.S. have yet to be felt.

Management Discussion

•        The Fund seeks to provide total return by primarily investing in securities denominated in currencies of emerging market countries, fixed-income instruments issued by emerging market entities or sovereigns and/or derivative instruments denominated in or based on the currencies, interest rates or issues of, emerging market countries. The Fund invests its assets in Emerging Markets Local Income Portfolio (the “Portfolio”), a separate registered investment company with the same objective and investment policies as the Fund.

•        The Fund outperformed its benchmark, the JP Morgan Government Bond Index – Emerging Market Global Diversified (Unhedged), during the period. (2) The Fund’s strong relative performance was primarily due to asset allocation versus its benchmark, specifically currency selection in key markets. In Asia, the Portfolio benefited from an overweighting in Malaysia relative to the Fund’s benchmark, as well as additional overweight positions in Indonesia, India and the Philippines that were additive to performance. Malaysia has been a standout in Asia, registering higher gross domestic product growth while certain larger Asian countries saw growth rates decline somewhat. Malaysia has seen a rise in disposable income, strong job growth and an improving standard of living. While Malaysia has provided higher yields than China, its currency has appreciated in concert with the Chinese Renminbi.

•        In Eastern Europe, an overweight position in Poland and its currency, the Zloty, helped performance. The Portfolio’s largest Eastern European position, Poland continued to benefit from strong wage growth and a favorable balance of payments helped by continuing remittances from abroad. A recent series of interest rate hikes have gained the central bank credibility in its fight against inflation.

•        In Latin America, the Portfolio had an overweighting in Brazil. While the Portfolio’s Brazilian investments were hurt by rising interest rates, those losses were generally offset by currency appreciation. In addition to benefiting from rising commodity prices, Brazil’s strong monetary policies have produced attractive yields and currency appreciation.

•        The Portfolio saw positive performance from positions in small economies that are de-linked from global trends. The largest of these was in Egypt, which has enjoyed a favorable balance of payments due to increased tourism, rising Suez Canal transit fees and

Eaton Vance Emerging Markets Local income Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	4.65%
JP Morgan Government Bond Index –	2.52%
Emerging Market Global Diversified (Unhedged) (2)

Please refer to page 3 for additional performance information.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

an infusion of petro-dollars. The government has given its non-independent central bank the leeway to let its currency, the Pound, appreciate in an effort to fight inflation – a move that led to appreciation of the Portfolio’s Egyptian Pound position. Elsewhere, the Portfolio benefited from an underweight position in South Africa. Plagued with slow growth and high inflation, the country’s mining and manufacturing base has been constrained by energy brownouts.

•        The Portfolio’s investment in Iceland and exposure to the Krona detracted slightly from performance. As the nation’s banking sector receives a majority of its financing abroad, investors were concerned about the prospect of curtailed lending. Because the banking sector constitutes an unusually large segment of Iceland’s economy, it has had a depressing influence on the entire economy.

•        The Portfolio’s investment in seasoned U.S. agency mortgage-backed securities (MBS) also contributed positively to performance. During one of the most volatile periods for MBS in two decades, the yield spreads for seasoned U.S. agency MBS widened over U.S. Treasuries by approximately 100 basis points (1.00%). The widening, however, was outpaced by declining U.S. Treasury bond yields, producing positive returns for this sector. Underlying its foreign derivatives investments, management maintained a large position in seasoned U.S. agency MBS.

•        The Fund’s duration rose slightly during the six month period, to 3.62 years at April 30, 2008 from 3.20 years at October 31, 2007. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

Portfolio Composition

Securities Holdings (excludes derivatives)(1)

By total net assets

(1)          Securities Holdings reflect the Portfolio’s securities positions as of 4/30/08. Securities Holdings do not reflect derivatives positions. For International and Emerging Market exposures, please refer to the Regional Currency Exposure table.

Regional Currency Exposures (including derivatives)(2),(3)

By total net assets / Exceeds 100% due to use of derivatives

(2)          The Regional Currency Exposures reflect the Portfolio’s investments as of 4/30/08. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Currency positions(3)

By total net assets

Poland	14.6%
Turkey	13.8
Malaysia	13.0
Mexico	10.6
Indonesia	10.4
Brazil	10.4
Hungary	10.2
Czech Republic	9.9
South Africa	6.5
Egypt	6.0
Slovakia	3.4
Peru	2.7
Chile	2.4
Iceland	1.9
Russia	1.7
India	1.7
Kazakhstan	1.6
Nigeria	1.2
Colombia	1.2
Georgia	1.0
Uruguay	0.8
Ghana	0.7
Philippines	0.5
Guatemala	0.4
Uganda	0.4
Zambia	0.2
Costa Rica	0.2
Kenya	0.1
Sri Lanka	0.1

(3)          Currency Positions reflect the Portfolio’s investments as of 4/30/08. Currency exposures include all long foreign exchange denominated assets and all long currency derivatives. Net short positions and other foreign derivatives are excluded. Short Currency Exposures are 3.0%. Foreign Long derivatives are 76.7%. Other Foreign Short Derivatives are 6.2%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

FUND PERFORMANCE

Fund performance(1)	Class A
Share Class Symbol	EAEIX
Cumulative Total Return (at net asset value)
Six Months	4.65%
Life of Fund†	15.58

SEC Cumulative Total Return (including sales charge or applicable CDSC)
Six Months	-0.35%
Life of Fund†	10.07

†       Inception Date – Class A: 6/27/07.

(1)       Cumulative Total Return does not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Return for Class A reflects the maximum 4.75% sales charge.

Total Annual
Operating Expenses(2)	Class A

Gross Expense Ratio	1.39%
Net Expense Ratio	1.25%

(2)       From the Fund’s prospectus dated 3/1/08. The Net Expense Ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Emerging Markets Local Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,046.50	$6.36	**
Hypothetical
(5% return per year before expenses) Class A	$1,000.00	$1,018.60	$6.27	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of expenses to the administrator, the expenses would have been higher.

4

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $1,048,892)	$1,051,056
Receivable from the administrator	41,952
Total assets	$1,093,008
Liabilities
Dividends payable	$6,842
Payable to affiliate for Trustees' fees	910
Payable to affiliate for distribution and service fees	265
Accrued expenses	11,553
Total liabilities	$19,570
Net Assets	$1,073,438
Sources of Net Assets
Paid-in capital	$1,069,192
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	9,919
Accumulated distributions in excess of net investment income	(7,837)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	2,164
Total	$1,073,438
Class A Shares
Net Assets	$1,073,438
Shares Outstanding	102,581
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.46
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.46)	$10.98
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio (net of foreign taxes, $659)	$20,732
Expenses allocated from Portfolio	(3,205)
Net investment income from Portfolio	$17,527
Expenses
Trustees' fees and expenses	$910
Distribution and service fees Class A	949
Legal and accounting services	10,000
Registration fees	9,408
Printing and postage	8,292
Custodian fee	3,820
Transfer and dividend disbursing agent fees	201
Miscellaneous	4,550
Total expenses	$38,130
Deduct — Allocation of expenses to the administrator	$37,350
Total expense reductions	$37,350
Net expenses	$780
Net investment income	$16,747
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(5,923)
Swap contracts	237
Foreign currency and forward foreign currency exchange contract transactions	15,687
Net realized gain	$10,001
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$13,426
Swap contracts	(3,806)
Foreign currency and forward foreign currency exchange contracts	(7,855)
Net change in unrealized appreciation (depreciation)	$1,765
Net realized and unrealized gain	$11,766
Net increase in net assets from operations	$28,513

See notes to financial statements
5

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$16,747	$165
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	10,001	326
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	1,765	399
Net increase in net assets from operations	$28,513	$890
Distributions to shareholders — From net investment income	$(24,522)	$(252)
From net realized gain	(384)	—
Total distributions to shareholders	$(24,906)	$(252)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$1,048,912	$10,100
Net asset value of shares issued to shareholders in payment of distributions declared	10,990	—
Cost of shares redeemed	(941)	—
Capital contribution from administrator	—	132
Net increase in net assets from Fund share transactions	$1,058,961	$10,232
Net increase in net assets	$1,062,568	$10,870
Net Assets
At beginning of period	$10,870	$—
At end of period	$1,073,438	$10,870
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(7,837)	$(62)

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements
6

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008 (Unaudited)(1)		Period Ended October 31, 2007(1)(2)
Net asset value — Beginning of period	$10.770		$10.000
Income (loss) from operations
Net investment income	$0.273		$0.165
Net realized and unrealized gain	0.188		0.732
Total income from operations	$0.461		$0.897
Less distributions
From net investment income	$(0.390)		$(0.259)
From net realized gain	(0.381)		—
Total distributions	$(0.771)		$(0.259)
Capital contribution from administrator	$—		$0.132
Net asset value — End of period	$10.460		$10.770
Total Return(3)	4.65	%(8)	10.44	%(8)(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,073		$11
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.25	%(6)(7)	1.25	%(6)(7)
Net investment income	5.25	%(6)	4.67	%(6)
Portfolio Turnover of the Portfolio	7%		2%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The administrator subsidized certain operating expenses (equal to 11.70% and 287.76% of average daily net assets for the six months ended April 30, 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(8)  Not annualized.

(9)  Absent a capital contribution by the administrator in the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12%.

See notes to financial statements
7

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) (formerly, Eaton Vance Emerging Markets Income Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio) (formerly, Emerging Markets Income Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.5% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2008, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial year of operations from June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

8

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund's average daily net assets, which are not invested in other investment companies for which Eaton Vance or its affiliates serve as investment adviser or administrator ("Investable Assets"), up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over that are invested directly in securities, the annual fee is reduced. For the six months ended April 30, 2008, the Fund held no direct investments and incurred no direct adviser fees. To the extent the Fund's assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio's adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation. EVM has contractually agreed to limit the annual operating expenses of Class A to 1.25% per annum of its average daily net assets. The expense limitation will continue through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $37,350 of the Fund's operating expenses for the six months ended April 30, 2008.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $4 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $7 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $949 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $1,048,811 and $35,066, respectively.

9

Eaton Vance Emerging Markets Local Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 30, 2007(1)
Sales	100,611	1,010
Issued to shareholders electing to receive payments of distributions in Fund shares	1,050	—
Redemptions	(90)	—
Net increase	101,571	1,010

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

At April 30, 2008, EVM owned 95.5% of the outstanding shares of the Fund.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

9  Name Change

Effective March 1, 2008, the name of the Eaton Vance Emerging Markets Local Income Fund was changed from Eaton Vance Emerging Markets Income Fund.

10

Emerging Markets Local Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 59.5%
Security	Principal		U.S. $ Value
Brazil — 11.0%
Letra Tesouro Nacional, 0.00%, 7/1/08	BRL	2,140,000	$1,241,659
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,113,290
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,259,000	1,729,259
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,190,619
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	375,402	201,903
Total Brazil (identified cost $7,302,961)			$7,476,730
Costa Rica — 0.2%
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	9,088,191	$10,834
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	76,972,300	97,811
Total Costa Rica (identified cost $97,409)			$108,645
Czech Republic — 4.2%
Czech Republic, 3.55%, 10/18/12	CZK	12,300,000	$731,953
Czech Republic, 3.80%, 4/11/15	CZK	12,370,000	729,703
Czech Republic, 4.00%, 4/11/17	CZK	23,720,000	1,388,501
Total Czech Republic (identified cost $2,322,243)			$2,850,157
Egypt — 0.5%
Arab Republic of Egypt, 8.75%, 7/18/12(4)	EGP	1,690,000	$323,034
Total Egypt (identified cost $295,509)			$323,034
Ghana — 0.7%
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	470,000	$461,930
Total Ghana (identified cost $503,347)			$461,930
Hungary — 10.3%
Hungary Government Bond, 6.50%, 8/12/09	HUF	433,000,000	$2,583,000
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,879,945
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,698,687
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	$829,404
Total Hungary (identified cost $6,668,625)			$6,991,036

Security	Principal		U.S. $ Value
Iceland — 0.6%
Republic of Iceland, 9.50%, 6/13/08	ISK	33,120,000	$440,885
Total Iceland (identified cost $448,872)			$440,885
Indonesia — 6.2%
Indonesia Government, 12.50%, 3/15/13	IDR	29,777,000,000	$3,239,404
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	996,553
Total Indonesia (identified cost $5,100,245)			$4,235,957
Mexico — 9.3%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN	22,100,000	$2,142,960
Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN	22,080,000	2,181,681
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	17,910,000	2,025,917
Total Mexico (identified cost $6,178,298)			$6,350,558
Nigeria — 1.2%
Nigerian Treasury Bill, 0.00%, 9/4/08	NGN	11,660,000	$95,915
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	36,700,000	329,894
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	27,583,000	241,473
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	16,595,000	130,735
Total Nigeria (identified cost $768,497)			$798,017
Peru — 2.6%
Republic of Peru, 12.25%, 8/10/11	PEN	1,216,000	$516,020
Republic of Peru, 8.60%, 8/12/17	PEN	1,075,000	433,236
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367,000	821,601
Total Peru (identified cost $1,669,000)			$1,770,857
Poland — 4.5%
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	$1,056,680
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	862,995
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	1,170,751
Total Poland (identified cost $2,516,804)			$3,090,426
Slovakia — 3.3%
Slovak Republic, 4.90%, 2/5/10	SKK	29,100,000	$1,415,283
Slovak Republic, 5.30%, 5/12/19	SKK	16,900,000	868,212
Total Slovakia (identified cost $1,987,255)			$2,283,495

See notes to financial statements
11

Emerging Markets Local Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08 LKR		8,000,000	$71,901
Total Sri Lanka (identified cost $71,985)			$71,901
Turkey — 3.8%
Turkey Government Bond, 0.00%, 2/4/09	TRY	3,800,000	$2,601,834
Total Turkey (identified cost $2,648,665)			$2,601,834
Uruguay — 1.0%
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	11,779,900	$656,330
Total Uruguay (identified cost $536,939)			$656,330
Total Foreign Government Bonds (identified cost $39,116,654)			$40,511,792
Mortgage-Backed Securities — 25.5%
Collateralized Mortgage Obligations — 4.4%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$2,899,024	$2,973,110
Total Collateralized Mortgage Obligations (identified cost $3,029,512)			$2,973,110
Mortgage Pass-Throughs — 21.1%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024		$7,897,981	$8,270,166
			$8,270,166
Federal National Mortgage Assn.:
5.50% with maturity at 2017		$1,994,077	$2,033,430
6.50% with various maturities to 2017		3,934,692	4,096,221
			$6,129,651
Total Mortgage Pass-Throughs (identified cost $14,461,008)			$14,399,817
Total Mortgage-Backed Securities (identified cost $17,490,520)			$17,372,927

Currency Options Purchased — 0.1%
Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
South Korean Won Call Option	KRW	905,200	905.2	7/28/09	$2,263
South Korean Won Put Option	KRW	905,200	905.2	7/28/09	84,962
Total Currency Options Purchased (identified cost $42,275)					$87,225
Short-Term Investments — 14.0%
Foreign Government Securities — 8.5%

Security	Principal		U.S. $ Value
Egypt — 5.5%
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	2,875,000	$534,370
Egyptian Treasury Bill, 0.00%, 5/13/08	EGP	2,550,000	473,451
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	1,950,000	361,659
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	2,125,000	392,819
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	7,300,000	1,343,458
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	1,075,000	197,388
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	2,400,000	434,067
Total Egypt (identified cost $3,674,168)			$3,737,212
Georgia — 1.0%
Bank of Georgia Group, 7.00%, 5/30/08(6) GEL		291,000	$198,682
Bank of Georgia Group, 7.50%, 6/26/08(6) GEL		295,400	201,686
Bank of Georgia Group, 8.25%, 10/10/08(6) GEL		399,025	272,437
Total Georgia (identified cost $675,000)			$672,805
Mauritius — 0.0%
Republic of Mauritius, Treasury Bill, 0.00%, 5/23/08 MUR		200,000	$7,655
Total Mauritius (identified cost $7,225)			$7,655

See notes to financial statements
12

Emerging Markets Local Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Peru — 2.0%
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	900,000	$312,792
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	1,200,000	410,106
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	600,000	204,213
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	67,849
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	371,658
Total Peru (identified cost $1,311,430)			$1,366,618
Total Foreign Government Securities (identified cost $5,667,823)			$5,784,290
Other Securities — 5.5%
Description	Interest (000's omitted)		U.S. $ Value
Investment in Cash Management Portfolio, 2.49%(7)		$3,716	$3,716,447
Total Other Securities (identified cost $3,716,447)			$3,716,447
Total Short-Term Investments (identified cost $9,384,270)			$9,500,737
Total Investments — 99.1% (identified cost $66,033,719)			$67,472,681
Other Assets, Less Liabilities — 0.9%			$645,052
Net Assets — 100.0%			$68,117,733

BRL - Brazilian Real

CRC - Costa Rican Colon

CZK - Czech Republic Koruna

EGP - Egyptian Pound

GEL - Georgian Lari

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ISK - Icelandic Krona

KRW - South Korean Won

LKR - Sri Lankan Rupee

MUR - Mauritian Rupee

MXN - Mexican Peso

NGN - Nigerian Naira

PEN - Peruvian New Sol

PLN - Polish Zloty

SKK - Slovak Koruna

TRY - New Turkish Lira

UYU - Uruguayan Peso

(1)  Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 375,402.

(2)  Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 76,972,300.

(3)  Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 9,088,191.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $1,048,720 or 1.5% of the Portfolio's net assets.

(5)  Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 4,900,000 and the current face is UYU 11,779,900.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
13

Emerging Markets Local Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $62,317,272)	$63,756,234
Affiliated investment, at value (identified cost, $3,716,447)	3,716,447
Foreign currency, at value (identified cost, $46,235)	45,634
Interest receivable	1,246,720
Interest receivable from affiliated investment	5,405
Receivable for open forward foreign currency contracts	296,657
Receivable for closed forward foreign currency contracts	67,739
Receivable for open swap contracts	72,993
Total assets	$69,207,829
Liabilities
Payable for open swap contracts	$400,525
Payable for open forward foreign currency contracts	326,407
Payable for closed forward foreign currency contracts	153,051
Payable for investments purchased	72,195
Payable to affiliate for investment advisory fee	17,679
Accrued expenses and other liabilities	120,239
Total liabilities	$1,090,096
Net Assets applicable to investors' interest in Portfolio	$68,117,733
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$66,944,226
Net unrealized appreciation (computed on the basis of identified cost)	1,173,507
Total	$68,117,733

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest (net of foreign taxes, $43,660)	$1,723,966
Interest income allocated from affiliated investment	350,932
Expenses allocated from affiliated investment	(38,679)
Total investment income	$2,036,219
Expenses
Investment adviser fee	$168,577
Trustees' fees and expenses	3,436
Custodian fee	64,889
Legal and accounting services	29,558
Miscellaneous	4,100
Total expenses	$270,560
Deduct — Reduction of custodian fee	$8
Total expense reductions	$8
Net expenses	$270,552
Net investment income	$1,765,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$366,349
Swap contracts	(11,310)
Foreign currency and forward foreign currency exchange contract transactions	1,829,190
Net realized gain	$2,184,229
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(208,644)
Swap contracts	(398,048)
Foreign currency and forward foreign currency exchange contracts	(785,228)
Net change in unrealized appreciation (depreciation)	$(1,391,920)
Net realized and unrealized gain	$792,309
Net increase in net assets from operations	$2,557,976

See notes to financial statements
14

Emerging Markets Local Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$1,765,667	$936,237
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	2,184,229	1,814,216
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(1,391,920)	2,565,427
Net increase in net assets from operations	$2,557,976	$5,315,880
Capital transactions — Contributions	$10,675,818	$58,250,069
Withdrawals	(928,834)	(7,868,186)
Net increase in net assets from capital transactions	$9,746,984	$50,381,883
Net increase in net assets	$12,304,960	$55,697,763
Net Assets
At beginning of period	$55,812,773	$115,010
At end of period	$68,117,733	$55,812,773

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements
15

Emerging Markets Local Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Period Ended October 31, 2007(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.98	%(3)	1.13	%(3)
Net investment income	5.61	%(3)	5.25	%(3)
Portfolio Turnover	7%		2%
Total Return	4.79	%(4)	10.48	%(4)
Net assets, end of period (000's omitted)	$68,118		$55,813

(1)  For the period from the start of business on June 27, 2007, to October 31, 2007.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
16

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (formerly, Emerging Markets Income Portfolio) (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 1.5%, 84.3% and 14.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2008, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio's initial year of operations from June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

17

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

K  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a

18

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the average daily net assets of the Portfolio up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $204,336 of which $35,759 was allocated from Cash Management and $168,577 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$9,298,087
U.S. Government and Agency Securities	18,193,903
$27,491,990
Sales
Investments (non-U.S. Government)	$2,554,606
U.S. Government and Agency Securities	666,205
$3,220,811

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,201,508
Gross unrealized appreciation	$2,476,619
Gross unrealized depreciation	(1,205,446)
Net unrealized appreciation	$1,271,173

19

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts, interest rate swaps, credit default swaps and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/02/08	Brazilian Real 1,105,000	United States Dollar 641,509	$(2,348)
5/06/08	Canadian Dollar 913,500	United States Dollar 899,903	(7,117)
5/27/08	Euro 295,000	United States Dollar 470,543	11,662
5/30/08	Euro 418,000	United States Dollar 653,092	2,958
5/07/08	Hungarian Forint 55,400,000	United States Dollar 333,715	(8,362)
5/28/08	New Zealand Dollar 530,000	United States Dollar 420,666	8,166
7/03/08	Peruvian New Sol 900,000	United States Dollar 306,644	(10,668)
11/06/08	Peruvian New Sol 600,000	United States Dollar 203,804	(8,727)
11/10/08	Peruvian New Sol 600,000	United States Dollar 203,701	(8,855)
12/11/08	Peruvian New Sol 600,000	United States Dollar 203,804	(8,942)
2/09/09	Peruvian New Sol 1,100,000	United States Dollar 372,377	(18,313)
			$(50,546)

Purchases
Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/27/08	Botswana Pula 176,000	United States Dollar 26,502	$810
5/19/08	Chilean Peso 760,650,000	United States Dollar 1,650,895	711
5/21/08	Colombian Peso 1,420,775,000	United States Dollar 785,393	16,215
5/21/08	Czech Republic Koruna 62,488,509	United States Dollar 3,976,830	(125,032)
7/21/08	Guatemalan Quetzal 2,059,994	United States Dollar 263,866	9,896
5/07/08	Icelandic Krona 38,720,421	Euro 337,728	(8,789)
5/13/08	Icelandic Krona 22,800,000	Euro 199,493	(6,230)
5/12/08	Indian Rupee 10,518,000	United States Dollar 262,622	(3,231)
5/19/08	Indian Rupee 10,528,000	United States Dollar 263,464	(3,978)
5/27/08	Indian Rupee 14,272,000	United States Dollar 356,889	(5,359)
6/02/08	Indian Rupee 10,588,000	United States Dollar 262,404	(1,744)
5/12/08	Indonesian Rupiah 6,071,000,000	United States Dollar 656,182	1,483
5/19/08	Indonesian Rupiah 8,844,015,000	United States Dollar 958,285	(1,171)
5/19/08	Kazakh Tenge 40,000,000	United States Dollar 329,815	1,874
6/18/08	Kazakh Tenge 40,230,000	United States Dollar 330,486	1,967
10/14/08	Kazakh Tenge 51,456,000	United States Dollar 411,648	7,601
5/27/08	Kenyan Shilling 5,365,000	United States Dollar 86,755	(225)
5/08/08	Malaysian Ringgit 535,000	United States Dollar 167,854	1,496
5/22/08	Malaysian Ringgit 10,765,000	United States Dollar 3,420,718	(13,822)
5/27/08	Malaysian Ringgit 4,160,000	United States Dollar 1,326,235	(9,777)
5/30/08	Malaysian Ringgit 12,450,000	United States Dollar 3,976,873	(37,160)
7/15/08	Maritian Rand 1,399,244	United States Dollar 55,350	(1,989)

20

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/09/08	Mexican Peso 7,118,000	United States Dollar 675,089	$1,983
5/05/08	New Turkish Lira 1,948,704	United States Dollar 1,491,089	32,489
5/20/08	New Turkish Lira 1,949,000	United States Dollar 1,447,671	68,001
5/27/08	New Turkish Lira 4,764,656	United States Dollar 3,653,877	42,225
5/12/08	Philippine Peso 14,970,000	United States Dollar 358,760	(4,768)
5/12/08	Polish Zloty 960,000	Euro 277,625	368
5/28/08	Polish Zloty 4,325,000	Euro 1,263,733	(19,965)
6/02/08	Polish Zloty 7,685,000	United States Dollar 3,452,846	2,990
6/05/08	Polish Zloty 1,956,000	Euro 565,367	229
5/14/08	Russian Ruble 26,925,000	United States Dollar 1,146,232	(9,835)
5/12/08	South African Rand 33,591,790	United States Dollar 4,369,721	73,092
6/05/08	Ugandan Shilling 439,470,000	United States Dollar 259,627	26
5/07/08	Zambian Kwacha 403,690,000	United States Dollar 105,706	10,415
			$20,796

At April 30, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $67,739 and a payable of $153,051.

Interest Rate Swaps

Counterparty	Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan				3 month
Chase, N.A.	ZAR	36,500	Pay	JIBOR	9.05%	October 12, 2015	$(336,999)
				Brazilian
J.P. Morgan				Interbank
Chase, N.A.	BRL	1,466	Pay	Deposit Rate	11.34	January 2, 2009	(6,938)
				Brazilian
J.P. Morgan				Interbank
Chase, N.A.	BRL	2,058	Pay	Deposit Rate	12.83	December 30, 2011	(31,870)
							$(375,807)

BRL - Brazilian Real

ZAR - South African Rand

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays
Capital	Turkey
Services, Inc.	(Republic of)	Buy	$1,190	2.12%	01/20/13	$8,863
Barclays
Capital	Iceland
Services, Inc.	(Republic of)	Sell	200	1.88	03/20/18	4,150
J.P. Morgan	Iceland
Chase, N.A.	(Republic of)	Sell	300	1.70	03/20/18	2,176
J.P. Morgan	Iceland
Chase, N.A.	(Republic of)	Sell	500	1.75	03/20/18	5,502
J.P. Morgan	Iceland
Chase, N.A.	(Republic of)	Sell	100	1.90	03/20/18	2,225
J.P. Morgan	Iceland
Chase, N.A.	(Republic of)	Sell	200	2.10	03/20/18	8,350
J.P. Morgan	Iceland
Chase, N.A.	(Republic of)	Sell	200	2.45	03/20/18	15,119
Lehman	Turkey
Brothers, Inc.	(Republic of)	Buy	1,057	1.45	07/20/12	26,608
Lehman	CDX.EM.
Brothers, Inc.	9 Index*	Buy	2,000	2.65	06/30/13	(24,718)
						$48,275

*  CDX. EM. 9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly

21

Emerging Markets Local Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

9  Name Change

Effective March 1, 2008, the name of the Emerging Markets Local Income Portfolio was changed from Emerging Markets Income Portfolio.

22

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Emerging Markets Local Income Fund (formerly, Eaton Vance Emerging Markets Income Fund) (the "Fund") with Eaton Vance Management ("EVM"), as well as the terms of the investment advisory agreement of the Emerging Markets Local Income Portfolio (formerly, Eaton Vance Emerging Markets Income Portfolio) (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and the Portfolio by BMR. The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM's and BMR's expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

24

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

25

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Local Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neill
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES CONT'D

Emerging Markets Local Income Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Christine M. Johnston
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Local Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3040-6/08  EMISRC

Semiannual Report April 30, 2008

EATON VANCE EQUITY
RESEARCH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Equity Research Fund as of April 30, 2008

INVESTMENT UPDATE

Charles B. Gaffney
Investment Team Leader

Economic and Market Conditions

•          The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were the hardest hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•          For the six months ended April 30, 2008, nine of the ten major sectors within the S&P 500 Index registered negative returns. The energy sector was the lone area that posted positive returns, while consumer staples, materials and utilities produced relatively modest losses. The weakest performing sectors were financials, information technology, health care and consumer discretionary. Market-leading industries during the period included road and rail, energy equipment and services, food and staples, oil and gas consumables and gas utilities. In contrast, industries such as diversified financial services, pharmaceuticals, capital markets and software were among the period’s worst-performing industries.

Management Discussion

•          During the six months ended April 30, 2008, the Fund outperformed both the S&P 500 Index and the average return of its Lipper peer group, Large-Cap Core Funds Classification. The Fund’s solid relative returns, during a very difficult period in the equity markets, came from strong stock selections in several major industry sectors. The Fund continued to benefit from the broad range of sectors in which it was invested, as well as from the analytical research by the Fund’s management and supporting analysts.

•          The top-performing sector during the period was financials, where Fund holdings in the commercial banking, IT services, and insurance industries made the strongest contributions, outperforming similar holdings in the S&P 500 Index. Health care was the second- largest contributing sector, with outperformance in the biotechnology and pharmaceutical industries. In the information technology sector, Fund holdings in the semiconductor, communications equipment, and computer industries outperformed. Energy stocks made a solid contribution, led by both oil and gas holdings and energy equipment holdings, while food and staples stocks led in the consumer staples sector.

•          Limiting the Fund’s performance were holdings in the industrials and consumer discretionary sectors. In industrials, the Fund’s performance was hindered by not owning stocks in the road and rail industry, which performed well within the S&P 500 Index. In the consumer staples sector, the Fund was held back primarily by its holdings in the diversified consumer services industry.

Eaton Vance Equity Research Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	-6.45%
S&P 500 Index(2)	-9.63
Lipper Large-Cap Core Funds Average(2)	-10.27

(1)          This return does not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the return would be lower. Absent contractual and voluntary expense limitations by the adviser and the administrator, the return would be lower.

(2)          It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the investment team leader and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Equity Research Fund as of April 30, 2008

PORTFOLIO COMPOSITION

Top Ten Equity Holdings(1)

By net assets

General Electric Co.	2.5%
Exxon Mobil Corp.	2.4
Philip Morris International, Inc.	2.1
Microsoft Corp.	2.0
International Business Machines Corp.	1.7
ASML Holding NV	1.6
Google, Inc., Class A	1.6
Wal-Mart Stores, Inc.	1.6
AT&T, Inc.	1.6
PepsiCo, Inc.	1.5

(1)  Top Ten Equity Holdings represented 18.6% of Fund net assets as of 4/30/08. Excludes cash equivalents.

Common Stock Investments by Sector(2)

By net assets

(2)  As a percentage of the Fund’s net assets as of 4/30/08. Excludes cash equivalents.

2

Eaton Vance Equity Research Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

Symbol	Class A EAERX
Average Annual Total Returns (at net asset value)
Six Months	-6.45%
One Year	3.09
Five Years	12.83
Life of Fund†	7.34

SEC Average Annual Total Returns (including sales charge)
Six Months	-11.82%
One Year	-2.80
Five Years	11.49
Life of Fund†	6.36

†             Inception Date – 11/01/01

(1)     Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. Absent contractual and voluntary expense limitations by the adviser and the administrator, the returns would have been lower. SEC Average Annual Total Returns for Class A shares reflect the maximum 5.75% sales charge.

Total Annual Operating Expenses(2)	Class A
Gross Expense Ratio	3.36%
Net Expense Ratio	1.40

(2)     Source: Prospectus dated 3/1/08. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower. Effective June 17, 2008, the adviser has agreed to limit the Fund’s total annual operating expenses to 1.25% of average daily net assets of Class A through February 28, 2010.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Absent an expense limitation by the investment adviser and administrator, the returns would have been lower. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Equity Research Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Research Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$935.50	$6.02	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007.

** Absent contractual and voluntary expense limitations by the adviser and the administrator, expenses would have been higher.

4

Eaton Vance Equity Research Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.4%
Security	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	423	$35,896
General Dynamics Corp.	1,052	95,122
Lockheed Martin Corp.	617	65,427
Raytheon Co.	897	57,381
United Technologies Corp.	1,470	106,531
		$360,357
Auto Components — 0.6%
Johnson Controls, Inc.	1,150	$40,549
		$40,549
Beverages — 2.5%
Coca-Cola Co. (The)	1,158	$68,171
PepsiCo, Inc.	1,576	108,003
		$176,174
Biotechnology — 2.0%
Biogen Idec, Inc.(1)	384	$23,305
Cephalon, Inc.(1)	410	25,588
Genentech, Inc.(1)	146	9,957
Gilead Sciences, Inc.(1)	1,598	82,712
		$141,562
Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	284	$28,213
Bank of New York Mellon Corp. (The)	793	34,519
Goldman Sachs Group, Inc.	328	62,769
Invesco, Ltd.	1,032	26,471
Julius Baer Holding AG	400	29,173
Merrill Lynch & Co., Inc.	342	17,042
State Street Corp.	363	26,187
T. Rowe Price Group, Inc.	605	35,429
		$259,803
Chemicals — 1.7%
E.I. Du Pont de Nemours & Co.	866	$42,356
Monsanto Co.	710	80,954
		$123,310

Security	Shares	Value
Commercial Banks — 2.9%
ABN AMRO Holding NV ADR	270	$15,555
Anglo Irish Bank Corp. PLC	20	271
Banco Bradesco SA ADR	968	21,846
Banco Itau Holding Financeira SA ADR	1,720	48,246
M&T Bank Corp.	301	28,062
National City Corp.	3,567	22,472
PNC Financial Services Group, Inc.	216	14,980
U.S. Bancorp	1,194	40,465
Wachovia Corp.	273	7,958
Wells Fargo & Co.	251	7,467
		$207,322
Commercial Services & Supplies — 0.6%
Waste Management, Inc.	1,084	$39,132
		$39,132
Communications Equipment — 3.2%
Cisco Systems, Inc.(1)	4,175	$107,047
QUALCOMM, Inc.	1,579	68,197
Research In Motion, Ltd.(1)	418	50,841
		$226,085
Computer Peripherals — 4.3%
Apple, Inc.(1)	522	$90,802
Hewlett-Packard Co.	2,066	95,759
International Business Machines Corp.	1,015	122,510
		$309,071
Diversified Financial Services — 3.3%
Bank of America Corp.	2,720	$102,109
Citigroup, Inc.	1,265	31,967
JPMorgan Chase & Co.	2,169	103,353
		$237,429
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	2,855	$110,517
Fairpoint Communciations, Inc.	30	276
Verizon Communications, Inc.	1,591	61,222
		$172,015

See notes to financial statements
5

Eaton Vance Equity Research Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electric Utilities — 2.3%
E.ON AG	311	$62,901
Edison International	938	48,935
FirstEnergy Corp.	687	51,965
		$163,801
Electrical Equipment — 0.9%
Emerson Electric Co.	1,281	$66,945
		$66,945
Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.	400	$50,164
Schlumberger, Ltd.	1,074	107,991
Transocean, Inc.(1)	524	77,269
		$235,424
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	1,738	$70,163
Wal-Mart Stores, Inc.	1,933	112,075
		$182,238
Food Products — 1.4%
Nestle SA ADR	854	$101,199
		$101,199
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	363	$22,622
Boston Scientific Corp.(1)	728	9,704
Hospira, Inc.(1)	455	18,723
Medtronic, Inc.	688	33,492
Zimmer Holdings, Inc.(1)	339	25,140
		$109,681
Health Care Providers & Services — 0.5%
Aetna, Inc.	450	$19,620
UnitedHealth Group, Inc.	574	18,730
		$38,350
Hotels, Restaurants & Leisure — 1.4%
International Game Technology	681	$23,658
Marriott International, Inc., Class A	851	29,189
McDonald's Corp.	769	45,817
		$98,664

Security	Shares	Value
Household Products — 1.9%
Colgate-Palmolive Co.	1,169	$82,648
Kimberly-Clark Corp.	773	49,464
		$132,112
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(1)	797	$35,028
		$35,028
Industrial Conglomerates — 2.5%
General Electric Co.	5,418	$177,169
		$177,169
Insurance — 4.2%
Assurant, Inc.	482	$31,330
Chubb Corp.	942	49,898
Lincoln National Corp.	984	52,900
MetLife, Inc.	1,083	65,901
Travelers Companies, Inc. (The)	1,249	62,950
Zurich Financial Services AG	122	36,783
		$299,762
Internet Software & Services — 2.2%
Akamai Technologies, Inc.(1)	701	$25,075
eBay, Inc.(1)	675	21,121
Google, Inc., Class A(1)	197	113,135
		$159,331
IT Services — 1.8%
MasterCard, Inc., Class A	296	$82,335
Visa, Inc., Class A(1)	545	45,480
		$127,815
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)	614	$35,532
		$35,532
Machinery — 1.6%
Danaher Corp.	849	$66,239
Deere & Co.	270	22,699
Illinois Tool Works, Inc.	485	25,361
		$114,299

See notes to financial statements
6

Eaton Vance Equity Research Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media — 3.1%
Comcast Corp., Class A	3,140	$64,527
Omnicom Group, Inc.	826	39,433
Time Warner, Inc.	3,642	54,084
Walt Disney Co.	1,946	63,109
		$221,153
Metals & Mining — 3.2%
Companhia Vale do Rio Doce ADR	1,102	$43,066
Freeport-McMoRan Copper & Gold, Inc., Class B	525	59,719
Goldcorp, Inc.	1,354	48,365
Nucor Corp.	831	62,740
Teck Cominco Ltd., Class B	392	17,056
		$230,946
Multiline Retail — 2.0%
JC Penney Company, Inc.	1,702	$72,335
Nordstrom, Inc.	2,008	70,802
		$143,137
Multi-Utilities — 0.9%
CMS Energy Corp.	1,976	$28,810
Public Service Enterprise Group, Inc.	753	33,064
		$61,874
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	1,320	$87,859
ConocoPhillips	855	73,658
Exxon Mobil Corp.	1,823	169,667
Hess Corp.	885	93,987
Niko Resources, Ltd.	365	32,981
Occidental Petroleum Corp.	805	66,984
Range Resources Corp.	940	62,397
Williams Cos., Inc.	1,035	36,743
XTO Energy, Inc.	1,439	89,017
		$713,293
Paper and Forest Products — 0.2%
Weyerhaeuser Co.	165	$10,540
		$10,540

Security	Shares	Value
Pharmaceuticals — 5.4%
Abbott Laboratories	913	$48,161
Johnson & Johnson	1,346	90,303
Merck & Co., Inc.	1,757	66,836
Novartis AG ADR	814	40,969
Novo Nordisk A/S ADR	384	26,377
Roche Holdings, Ltd. ADR	391	32,746
Schering-Plough Corp.	1,109	20,417
Shire PLC ADR	512	28,129
Wyeth	655	29,128
		$383,066
Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	280	$27,930
Boston Properties, Inc.	250	25,123
Simon Property Group, Inc.	338	33,753
		$86,806
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV	4,080	$115,709
KLA-Tencor Corp.	858	37,477
Maxim Integrated Products, Inc.	488	10,263
		$163,449
Software — 2.7%
Microsoft Corp.	4,874	$139,006
Oracle Corp.(1)	2,516	52,459
		$191,465
Tobacco — 2.7%
British American Tobacco PLC	1,057	$39,496
Philip Morris International, Inc.(1)	3,000	153,090
		$192,586
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	640	$28,557
		$28,557
Total Common Stocks (identified cost $6,038,893)		$6,797,031

See notes to financial statements
7

Eaton Vance Equity Research Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 4.2%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(2)	299	$298,516
Total Short-Term Investments (identified cost $298,516)		$298,516
Total Investments — 99.6% (identified cost $6,337,409)		$7,095,547
Other Assets, Less Liabilities — 0.4%		$30,962
Net Assets — 100.0%		$7,126,509

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
8

Eaton Vance Equity Research Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $6,038,893)	$6,797,031
Affiliated investment, at value (identified cost, $298,516)	298,516
Receivable for investments sold	110,487
Receivable for Fund shares sold	1,413
Receivable from the investment adviser	4,071
Dividends receivable	10,057
Interest receivable from affiliated investment	580
Tax reclaims receivable	1,033
Total assets	$7,223,188
Liabilities
Payable for investments purchased	$73,028
Payable to affiliate for distribution and service fees	1,413
Accrued expenses	22,238
Total liabilities	$96,679
Net Assets	$7,126,509
Sources of Net Assets
Paid-in capital	$6,399,538
Accumulated net realized loss (computed on the basis of identified cost)	(49,005)
Accumulated undistributed net investment income	17,826
Net unrealized appreciation (computed on the basis of identified cost)	758,150
Total	$7,126,509
Class A Shares
Net Assets	$7,126,509
Shares Outstanding	508,530
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.01
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.01)	$14.86
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $1,101)	$56,053
Interest	1
Interest income allocated from affiliated investment	4,578
Expenses allocated from affiliated investment	(586)
Total investment income	$60,046
Expenses
Investment adviser fee	$19,756
Administration fee	4,659
Distribution and service fees Class A	7,765
Legal and accounting services	20,161
Custodian fee	15,110
Registration fees	14,086
Printing and postage	4,004
Transfer and dividend disbursing agent fees	1,541
Miscellaneous	3,276
Total expenses	$90,358
Deduct — Waiver and/or reimbursement of expenses by the investment adviser and the administrator	$52,130
Total expense reductions	$52,130
Net expenses	$38,228
Net investment income	$21,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(41,209)
Foreign currency transactions	37
Net realized loss	$(41,172)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(332,118)
Foreign currency	7
Net change in unrealized appreciation (depreciation)	$(332,111)
Net realized and unrealized loss	$(373,283)
Net decrease in net assets from operations	$(351,465)

See notes to financial statements
9

Eaton Vance Equity Research Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$21,818	$21,966
Net realized gain (loss) from investment and foreign currency transactions	(41,172)	168,210
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(332,111)	703,554
Net increase (decrease) in net assets from operations	$(351,465)	$893,730
Distributions to shareholders — From net investment income	$(22,284)	$(13,971)
From net realized gain	(169,159)	(129,316)
Total distributions to shareholders	$(191,443)	$(143,287)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$2,166,689	$3,016,739
Net asset value of shares issued to shareholders in payment of distributions declared	187,316	139,304
Cost of shares redeemed	(925,960)	(740,499)
Net increase in net assets from Fund share transactions	$1,428,045	$2,415,544
Net increase in net assets	$885,137	$3,165,987
Net Assets
At beginning of period	$6,241,372	$3,075,385
At end of period	$7,126,509	$6,241,372
Accumulated undistributed net investment income included in net assets
At end of period	$17,826	$18,292

See notes to financial statements
10

Eaton Vance Equity Research Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$15.440		$13.370	$12.150	$10.810	$9.860	$8.400
Income (loss) from operations
Net investment income	$0.049		$0.066	$0.064	$0.041	$0.007	$0.007
Net realized and unrealized gain (loss)	(1.021)		2.537	1.771	1.334	0.952	1.453
Total income (loss) from operations	$(0.972)		$2.603	$1.835	$1.375	$0.959	$1.460
Less distributions
From net investment income	$(0.053)		$(0.052)	$(0.021)	$(0.035)	$(0.009)	$—
From net realized gain	(0.405)		(0.481)	(0.594)	—	—	—
Total distributions	$(0.458)		$(0.533)	$(0.615)	$(0.035)	$(0.009)	$—
Net asset value — End of period	$14.010		$15.440	$13.370	$12.150	$10.810	$9.860
Total Return(2)	(6.45	)%(6)	20.12%	15.59%	12.74%	9.73%	17.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,127		$6,241	$3,075	$1,730	$1,296	$949
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.25	%(5)	1.25%	1.25%	1.25%	1.40%	1.40%
Net investment income	0.70	%(5)	0.47%	0.51%	0.35%	0.07%	0.08%
Portfolio Turnover	36%		63%	74%	93%	70%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The adviser waived its advisory fee, the administrator waived its administration fee and the adviser subsidized certain operating expenses (equal to 1.68%, 2.10%, 3.74%, 5.70%, 4.27% and 5.27% of average daily net assets for the six months ended April 30, 2008 and the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent the waivers and allocation, total return would be lower.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
11

Eaton Vance Equity Research Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

12

Eaton Vance Equity Research Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Eaton Vance Equity Research Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's adviser fee. For the six months ended April 30, 2008, the Fund's adviser fee totaled $20,302 of which $546 was allocated from Cash Management and $19,756 was paid or accrued directly by the Fund. For the six months ended April 30, 2008, the Fund's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Fund's average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $4,659. EVM has contractually agreed to waive its fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of Class A through February 28, 2009. Thereafter, the waiver and reimbursement may be changed or terminated at any time. For the six months ended April 30, 2008, EVM has voluntarily agreed to further limit net annual Fund operating expenses to 1.25% for Class A. This voluntary expense reduction could be terminated at any time. Pursuant to these agreements, EVM waived fees and reimbursed expenses of $52,130 for the six months ended April 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $120 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,685 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $7,765 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,257,697 and $2,235,536, respectively, for the six months ended April 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	157,922	215,880
Issued to shareholders electing to receive payments of distributions in Fund shares	12,656	10,482
Redemptions	(66,213)	(52,242)
Net increase	104,365	174,120

14

Eaton Vance Equity Research Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At April 30, 2008, EVM and an EVM retirement plan owned 9% and 30% respectively, of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,345,043
Gross unrealized appreciation	$902,676
Gross unrealized depreciation	(152,172)
Net unrealized appreciation	$750,504

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

10  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

15

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

16

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Equity Research Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. Specifically, the Board considered the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

17

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees (including administrative fees) and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Equity Research Fund

OFFICERS AND TRUSTEES

Eaton Vance Equity Research Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

19

This Page Intentionally Left Blank

Investment Adviser and
Administrator of Eaton Vance Equity Research Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1325-6/08  ERSRC

Semiannual Report April 30, 2008

EATON VANCE
FLOATING-RATE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Fund as of April 30, 2008

INVESTMENT UPDATE

Scott H. Page, CFA
Co-Portfolio Manager

Craig P. Russ
Co-Portfolio Manager

Economic and Market Conditions

•             The price dislocation in credit markets that began in the second half of 2007 worsened during the first quarter of 2008. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off that affected not just the loan market but other fixed income and equity asset classes as well. This turmoil led to the collapse of Bear Stearns, and to the Federal Reserve’s unprecedented action to provide liquidity to the broader market to avert a possible risk of financial market collapse. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen about 4-5% by December 2007, declined a further 7-8% by mid-February before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising steadily since mid-March 2008 and, as of April 30, 2008, were up approximately 4-5% from their mid-February bottom. Management is cautiously optimistic that the worst is behind us.

•             Not withstanding the market turmoil, management believes that the bank loan asset class fundamentals remain relatively benign. Default rates in the market place have increased to 1%, but remain well below historical averages of 3%. According to S&P’s Leveraged Commentary & Data, the market expectations are for default rates to reach 5% in 2008 and 2009. While default risks have certainly increased in the past several months due to the weakening economy, management believes they are contained and are already priced into the asset class. Actual realized credit losses from defaulted loans during the six months ended April 30, 2008 were minimal.

Management Discussion

•             The Fund’s investment objective is to provide a high level of current income. The Fund invests in Floating Rate Portfolio (the “Portfolio”), a registered investment company that has the same investment objective and policies as the Fund. The Portfolio invests primarily in senior floating-rate loans. In managing the Portfolio, the investment adviser seeks to invest in a portfolio of senior loans that will be less volatile over time than the general loan market.

•             The Portfolio’s investments included 471 borrowers at April 30, 2008, with an average loan size of 0.21% of total investments, and no industry constituting more than 10% of total investments. Publishing, health care, cable and satellite television, business equipment and services and chemicals and plastics were the top industry weightings. Building and development represented roughly 6% of total investments and was diversified across home builders, building products, commercial real estate and other general sub-sectors. Home builders represented less than 2% of the Portfolio. The Portfolio had no exposure to subprime loans or subprime lenders.

Eaton Vance Floating-Rate Fund

Total Return Performance 10/31/07 – 4/30/08

Advisers Class(1)	-4.17%
Class A(1)	-4.23%
Class B(1)	-4.62%
Class C(1)	-4.62%
Class I(1)	-4.04%
S&P/LSTA Leveraged Loan Index(2)	-3.31%

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Advisers Class and Class I shares are offered to investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Floating-Rate Fund as of April 30, 2008

FUND PERFORMANCE

•             Floating Rate Portfolio had a 15% exposure in European loans at April 30, 2008. While the Portfolio’s involvement in the European leveraged loan market represented further opportunity for diversification, this market was affected similarly to the U.S. market during the recent credit market turmoil. Like the U.S. loan market, defaults and credit losses in the European loan market have been minimal and management believes that market prices should gradually recover here as well.

Portfolio Composition

Top Ten Holdings(1)

By total investments

UPC Broadband Holding B.V.	1.0
Univision Communications, Inc.	1.0
HCA Inc.	0.9
Metro-Goldwyn-Mayer Holdings, Inc.	0.9
Charter Communications Operating, Inc.	0.9
Sungard Data Systems, Inc.	0.9
Reader’s Digest Association	0.9
Georgia-Pacific Corp.	0.8
Idearc, Inc.	0.8
Nielsen Finance, LLC.	0.8

(1)	Top Ten Holdings represented 8.9% of the Portfolio’s total investments as of 4/30/08. Holdings are shown as a percentage of the Portfolio’s total investments.

Top Five Industries(2)

By total investments

Publishing	9.6%
Health Care	7.9
Cable & Satellite Television	7.1
Business Equipment & Services	6.7
Chemicals & Plastics	6.1

(2)	Reflects the Portfolio’s investments as of 4/30/08. Industries are shown as a percentage of the Portfolio’s total investments.

Credit Quality Ratings for Total Loan Investments(3)

By total loan investments

Baa	1.0%
Ba	49.3
B	31.0
Caa	0.7
Non-Rated(4)	18.0

(3)	Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Portfolio’s total loan investments as of 4/30/08.

(4)

Certain loans in which the Portfolio invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

2

Performance(1)

Share Class Symbol	Advisers Class EABLX	Class A EVBLX	Class B EBBLX	Class C ECBLX	Class I EIBLX
Average Annual Total Returns (at net asset value)
Six months	-4.17%	-4.23%	-4.62%	-4.62%	-4.04%
One year	-3.81	-3.78	-4.53	-4.53	-3.57
Five years	3.27	N.A.	2.51	2.51	3.53
Life of Fund†	3.29	3.25	2.52	2.52	3.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	-4.17%	-6.40%	-9.26%	-5.55%	-4.04%
One year	-3.81	-5.99	-9.04	-5.43	-3.57
Five years	3.27	N.A.	2.17	2.51	3.53
Life of Fund†	3.29	2.78	2.52	2.52	3.56

†     Inception Dates – Advisers Class: 2/7/01; Class A: 5/5/03; Class B: 2/5/01; Class C: 2/1/01; Class I: 1/30/01

(1)

Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Class I and Advisers Class shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Advisers Class, Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual	Advisers
Operating Expenses (2)	Class	Class A	Class B	Class C	Class I

Expense Ratio	1.05%	1.05%	1.80%	1.80%	0.80%

(2)     From the Fund’s prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Floating-Rate Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Eaton Vance Floating-Rate Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Advisers Class	$1,000.00	$958.30	$6.23
Class A	$1,000.00	$957.70	$6.23
Class B	$1,000.00	$953.80	$9.86
Class C	$1,000.00	$953.80	$9.86
Class I	$1,000.00	$959.60	$4.97
Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.50	$6.42
Class A	$1,000.00	$1,018.50	$6.42
Class B	$1,000.00	$1,014.80	$10.17
Class C	$1,000.00	$1,014.80	$10.17
Class I	$1,000.00	$1,019.80	$5.12

* Expenses are equal to the Fund's annualized expense ratio of 1.28% for Advisers Class shares, 1.28% for Class A shares, 2.03% for Class B shares, 2.03% for Class C shares and 1.02% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Floating Rate Portfolio, at value (identified cost, $3,080,212,073)	$2,794,521,950
Receivable for Fund shares sold	10,961,637
Total assets	$2,805,483,587
Liabilities
Payable for Fund shares redeemed	$10,922,465
Dividends payable	3,124,565
Payable to affiliate for distribution and service fees	1,034,406
Payable to affiliate for administration fee	336,768
Payable to affiliate for Trustees' fees	377
Accrued expenses	663,347
Total liabilities	$16,081,928
Net Assets	$2,789,401,659
Sources of Net Assets
Paid-in capital	$3,202,708,524
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(122,436,124)
Accumulated distributions in excess of net investment income	(5,180,618)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(285,690,123)
Total	$2,789,401,659
Advisers Class Shares
Net Assets	$504,319,157
Shares Outstanding	56,671,375
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.90
Class A Shares
Net Assets	$937,281,557
Shares Outstanding	101,889,073
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.20
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.20)	$9.41
Class B Shares
Net Assets	$134,037,079
Shares Outstanding	15,077,952
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.89
Class C Shares
Net Assets	$779,350,892
Shares Outstanding	87,640,372
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.89
Class I Shares
Net Assets	$434,412,974
Shares Outstanding	48,826,241
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.90
On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio	$133,074,521
Dividends allocated from Portfolio	3,803
Expenses allocated from Portfolio	(13,368,497)
Net investment income from Portfolio	$119,709,827
Expenses
Administration fee	$2,543,540
Trustees' fees and expenses	1,820
Distribution and service fees Advisers Class	853,769
Class A	1,482,943
Class B	760,283
Class C	4,635,343
Transfer and dividend disbursing agent fees	1,041,327
Printing and postage	209,075
Registration fees	76,864
Legal and accounting services	28,338
Custodian fee	20,224
Miscellaneous	30,990
Total expenses	$11,684,516
Net investment income	$108,025,311
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(53,478,032)
Swap contracts	410,103
Foreign currency and forward foreign currency exchange contract transactions	(15,875,509)
Net realized loss	$(68,943,438)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(226,071,803)
Swap contracts	(651,471)
Foreign currency and forward foreign currency exchange contracts	4,515,041
Net change in unrealized appreciation (depreciation)	$(222,208,233)
Net realized and unrealized loss	$(291,151,671)
Net decrease in net assets from operations	$(183,126,360)

See notes to financial statements
5

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$108,025,311	$318,521,760
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(68,943,438)	(50,226,607)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(222,208,233)	(87,141,105)
Net increase (decrease) in net assets from operations	$(183,126,360)	$181,154,048
Distributions to shareholders — From net investment income Advisers Class	$(22,311,764)	$(78,819,187)
Class A	(38,853,824)	(124,345,531)
Class B	(4,375,937)	(12,298,989)
Class C	(26,606,804)	(70,005,571)
Class I	(14,926,800)	(39,517,999)
Total distributions to shareholders	$(107,075,129)	$(324,987,277)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers Class	$99,548,460	$638,760,508
Class A	139,503,522	973,665,214
Class B	4,760,835	18,988,643
Class C	51,668,133	360,669,378
Class I	193,677,762	439,234,146
Net asset value of shares issued to shareholders in payment of distributions declared Advisers Class	16,615,196	54,522,994
Class A	27,792,420	87,133,081
Class B	2,823,714	7,943,406
Class C	17,516,305	45,357,185
Class I	8,719,041	27,972,993
Cost of shares redeemed Advisers Class	(523,030,321)	(925,978,979)
Class A	(754,186,777)	(1,240,095,133)
Class B	(33,227,444)	(61,657,752)
Class C	(351,776,495)	(400,928,465)
Class I	(264,637,653)	(402,425,316)
Net asset value of shares exchanged Class A	5,221,911	12,993,524
Class B	(5,221,911)	(12,993,524)
Redemption fees	124,358	339,031
Net decrease in net assets from Fund share transactions	$(1,364,108,944)	$(376,499,066)
Net decrease in net assets	$(1,654,310,433)	$(520,332,295)

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$4,443,712,092	$4,964,044,387
At end of period	$2,789,401,659	$4,443,712,092
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,180,618)	$(6,130,800)

See notes to financial statements
6

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.590		$9.840	$9.880	$9.880	$9.820	$9.560
Income (loss) from operations
Net investment income	$0.301		$0.636	$0.589	$0.417	$0.274	$0.331
Net realized and unrealized gain (loss)	(0.700)		(0.239)	(0.037)	(0.005)	0.058	0.283
Total income (loss) from operations	$(0.399)		$0.397	$0.552	$0.412	$0.332	$0.614
Less distributions
From net investment income	$(0.291)		$(0.648)	$(0.592)	$(0.413)	$(0.272)	$(0.354)
Total distributions	$(0.291)		$(0.648)	$(0.592)	$(0.413)	$(0.272)	$(0.354)
Redemption fees	$0.000	(2)	$0.001	$0.000 (2)	$0.001	$0.000 (2)	$—
Net asset value — End of period	$8.900		$9.590	$9.840	$9.880	$9.880	$9.820
Total Return(3)	(4.17	)%(7)	4.13%	5.74%	4.26%	3.43%	6.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$504,319		$972,840	$1,238,349	$1,021,526	$782,259	$271,723
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.28	%(6)	1.05%	1.01%	1.03%	1.05%	1.09%
Net investment income	6.63	%(6)	6.50%	5.97%	4.21%	2.78%	3.40%
Portfolio Turnover of the Portfolio	3%		61%	50%	57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,				Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	October 31, 2003(1)(2)
Net asset value — Beginning of period	$9.920		$10.180	$10.220	$10.210	$10.150	$10.000
Income (loss) from operations
Net investment income	$0.309		$0.657	$0.608	$0.430	$0.282	$0.138
Net realized and unrealized gain (loss)	(0.728)		(0.248)	(0.036)	0.006 (3)	0.060	0.169
Total income (loss) from operations	$(0.419)		$0.409	$0.572	$0.436	$0.342	$0.307
Less distributions
From net investment income	$(0.301)		$(0.670)	$(0.612)	$(0.427)	$(0.282)	$(0.157)
Total distributions	$(0.301)		$(0.670)	$(0.612)	$(0.427)	$(0.282)	$(0.157)
Redemption fees	$0.000	(4)	$0.001	$0.000 (4)	$0.001	$0.000 (4)	$—
Net asset value — End of period	$9.200		$9.920	$10.180	$10.220	$10.210	$10.150
Total Return(5)	(4.23	)%(9)	4.12%	5.75%	4.36%	3.40%	3.09	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$937,282		$1,619,235	$1,839,719	$1,521,460	$1,155,058	$273,365
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	1.28	%(8)	1.05%	1.01%	1.03%	1.05%	1.09	%(8)
Net investment income	6.61	%(8)	6.50%	5.96%	4.21%	2.76%	2.81	%(8)
Portfolio Turnover of the Portfolio	3%		61%	50%	57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 5, 2003, to October 31, 2003.

(3)  The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.590		$9.840	$9.870	$9.870	$9.810	$9.560
Income (loss) from operations
Net investment income	$0.262		$0.563	$0.511	$0.336	$0.198	$0.278
Net realized and unrealized gain (loss)	(0.705)		(0.240)	(0.023)	0.002 (2)	0.060	0.253
Total income (loss) from operations	$(0.443)		$0.323	$0.488	$0.338	$0.258	$0.531
Less distributions
From net investment income	$(0.257)		$(0.574)	$(0.518)	$(0.339)	$(0.198)	$(0.281)
Total distributions	$(0.257)		$(0.574)	$(0.518)	$(0.339)	$(0.198)	$(0.281)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$0.001	$0.000 (3)	$—
Net asset value — End of period	$8.890		$9.590	$9.840	$9.870	$9.870	$9.810
Total Return(4)	(4.62	)%(8)	3.35%	5.06%	3.48%	2.65%	5.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$134,037		$177,431	$230,454	$264,403	$298,187	$247,494
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.03	%(7)	1.80%	1.77%	1.78%	1.80%	1.84%
Net investment income	5.80	%(7)	5.76%	5.18%	3.40%	2.01%	2.87%
Portfolio Turnover of the Portfolio	3%		61%	50%	57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003(1)
Net asset value — Beginning of period	$9.590		$9.840	$9.870	$9.870		$9.810	$9.560
Income (loss) from operations
Net investment income	$0.263		$0.562	$0.512	$0.338		$0.198	$0.275
Net realized and unrealized gain (loss)	(0.706)		(0.239)	(0.024)	(0.000	)(2)	0.060	0.256
Total income (loss) from operations	$(0.443)		$0.323	$0.488	$0.338		$0.258	$0.531
Less distributions
From net investment income	$(0.257)		$(0.574)	$(0.518)	$(0.339)		$(0.198)	$(0.281)
Total distributions	$(0.257)		$(0.574)	$(0.518)	$(0.339)		$(0.198)	$(0.281)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$0.001		$0.000 (3)	$—
Net asset value — End of period	$8.890		$9.590	$9.840	$9.870		$9.870	$9.810
Total Return(4)	(4.62	)%(8)	3.35%	5.06%	3.48%		2.65%	5.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$779,351		$1,142,139	$1,170,248	$1,220,713		$1,227,737	$724,521
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.03	%(7)	1.80%	1.76%	1.78%		1.80%	1.84%
Net investment income	5.83	%(7)	5.75%	5.19%	3.42%		2.01%	2.84%
Portfolio Turnover of the Portfolio	3%		61%	50%	57%		67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $(0.0005) per share.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Floating-Rate Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.590		$9.840	$9.880	$9.880	$9.820	$9.560
Income (loss) from operations
Net investment income	$0.306		$0.658	$0.614	$0.440	$0.299	$0.359
Net realized and unrealized gain (loss)	(0.694)		(0.237)	(0.037)	(0.003)	0.058	0.279
Total income (loss) from operations	$(0.388)		$0.421	$0.577	$0.437	$0.357	$0.638
Less distributions
From net investment income	$(0.302)		$(0.672)	$(0.617)	$(0.438)	$(0.297)	$(0.378)
Total distributions	$(0.302)		$(0.672)	$(0.617)	$(0.438)	$(0.297)	$(0.378)
Redemption fees	$0.000	(2)	$0.001	$0.000 (2)	$0.001	$0.000 (2)	$—
Net asset value — End of period	$8.900		$9.590	$9.840	$9.880	$9.880	$9.820
Total Return(3)	(4.04	)%(7)	4.39%	6.00%	4.52%	3.69%	6.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$434,413		$532,067	$485,274	$371,698	$270,774	$98,545
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.02	%(6)	0.80%	0.76%	0.78%	0.80%	0.84%
Net investment income	6.79	%(6)	6.73%	6.22%	4.45%	3.03%	3.69%
Portfolio Turnover of the Portfolio	3%		61%	50%	57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
11

Eaton Vance Floating-Rate Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (65.3% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $53,858,929, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($8,217,006), October 31, 2011 ($8,406,344), October 31, 2012 ($4,215,434), October 31, 2013 ($7,255,003), October 31, 2014 ($1,123,368) and October 31, 2015 ($24,641,774).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance Floating-Rate Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fee — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $2,543,540. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $58,746 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $15,992 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares (Advisers Plan) and Class A shares (Class A Plan) pursuant to Rule 12b-1under the 1940 Act. The Advisers Plan and the Class A Plan provide that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of

13

Eaton Vance Floating-Rate Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $853,769 and $1,482,943 for Advisers Class and Class A shares, respectively.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $570,212 and $3,476,507 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $10,633,000 and $155,578,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $190,071, and $1,158,836, for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $444,000, $252,000, and $222,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $494,625,383 and $1,987,216,623, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	11,051,275	65,096,692
Issued to shareholders electing to receive payments of distributions in Fund shares	1,830,538	5,584,266
Redemptions	(57,604,133)	(95,074,436)
Net decrease	(44,722,320)	(24,393,478)
Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	14,931,564	96,135,148
Issued to shareholders electing to receive payments of distributions in Fund shares	2,963,727	8,633,604
Redemptions	(79,794,430)	(123,531,866)
Exchange from Class B shares	553,577	1,284,530
Net decrease	(61,345,562)	(17,478,584)

14

Eaton Vance Floating-Rate Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	522,770	1,939,667
Issued to shareholders electing to receive payments of distributions in Fund shares	312,586	814,090
Redemptions	(3,694,715)	(6,343,329)
Exchange to Class A shares	(571,527)	(1,326,892)
Net decrease	(3,430,886)	(4,916,464)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	5,705,465	36,772,421
Issued to shareholders electing to receive payments of distributions in Fund shares	1,936,578	4,652,826
Redemptions	(39,125,478)	(41,242,090)
Net increase (decrease)	(31,483,435)	183,157
Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	21,394,466	44,817,688
Issued to shareholders electing to receive payments of distributions in Fund shares	962,089	2,866,699
Redemptions	(28,988,313)	(41,518,916)
Net increase (decrease)	(6,631,758)	6,165,471

For the six months ended April 30, 2008 and the year ended October 31, 2007, the Fund received $124,358 and $339,031, respectively, in redemption fees.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

15

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 101.3%(1)
Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
8,605,126	Term Loan, 4.38%, Maturing March 22, 2013	$7,411,165
CACI International, Inc.
5,048,067	Term Loan, 4.33%, Maturing May 3, 2011	4,972,346
DAE Aviation Holdings, Inc.
574,468	Term Loan, 6.52%, Maturing July 31, 2014	565,313
570,609	Term Loan, 6.65%, Maturing July 31, 2014	561,516
Evergreen International Aviation
6,580,112	Term Loan, 7.75%, Maturing October 31, 2011	5,856,300
Hawker Beechcraft Acquisition
849,135	Term Loan, 4.70%, Maturing March 26, 2014	811,720
12,581,206	Term Loan, 4.70%, Maturing March 26, 2014	12,026,853
Hexcel Corp.
6,128,722	Term Loan, 4.54%, Maturing March 1, 2012	5,944,860
IAP Worldwide Services, Inc.
3,576,908	Term Loan, 9.00%, Maturing December 30, 2012	2,986,718
Jet Aviation Holding, AG
2,875,077	Term Loan, 3.63%, Maturing May 15, 2013	2,386,314
PGS Solutions, Inc.
1,919,717	Term Loan, 5.34%, Maturing February 14, 2013	1,751,741
Spirit AeroSystems, Inc.
3,806,405	Term Loan, 4.57%, Maturing December 31, 2011	3,761,204
TransDigm, Inc.
9,650,000	Term Loan, 4.66%, Maturing June 23, 2013	9,227,812
Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	8,950,000
4,000,000	Term Loan, 4.95%, Maturing December 17, 2011	3,738,332
4,929,680	Term Loan, 5.12%, Maturing December 17, 2011	4,656,492
		$75,608,686
Air Transport — 0.5%
Delta Air Lines, Inc.
8,514,000	Term Loan, 4.78%, Maturing April 30, 2012	$7,408,951
Northwest Airlines, Inc.
15,820,000	DIP Loan, 4.72%, Maturing August 21, 2008	13,787,130
		$21,196,081
Automotive — 3.7%
Accuride Corp.
8,954,274	Term Loan, 6.24%, Maturing January 31, 2012	$8,685,646
Adesa, Inc.
24,293,838	Term Loan, 4.95%, Maturing October 18, 2013	23,094,330

Principal Amount*		Borrower/Tranche Description	Value
Automotive (continued)
Affina Group, Inc.
	1,481,198	Term Loan, 5.90%, Maturing November 30, 2011	$1,318,266
Allison Transmission, Inc.
	8,955,000	Term Loan, 5.57%, Maturing September 30, 2014	8,416,903
CSA Acquisition Corp.
	2,405,405	Term Loan, 5.25%, Maturing December 23, 2011	2,321,216
	4,726,068	Term Loan, 5.25%, Maturing December 23, 2011	4,560,655
	3,665,625	Term Loan, 5.25%, Maturing December 23, 2012	3,537,328
Dayco Products, LLC
	8,275,104	Term Loan, 7.35%, Maturing June 21, 2011	6,547,676
Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	1,547,509
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	8,312,500
	7,070,264	Term Loan, 5.80%, Maturing December 15, 2013	6,514,584
Fraikin, Ltd.
GBP	1,612,016	Term Loan, 0.00%, Maturing February 15, 2012(2)	2,857,447
GBP	1,392,962	Term Loan, 8.13%, Maturing February 15, 2012(2)	2,469,154
General Motors Corp.
	13,469,363	Term Loan, 5.06%, Maturing November 29, 2013	12,688,558
Goodyear Tire & Rubber Co.
	15,275,000	Term Loan, 4.54%, Maturing April 30, 2010	14,511,250
HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.26%, Maturing May 30, 2014	576,279
EUR	7,356,109	Term Loan, 7.39%, Maturing May 30, 2014	9,963,872
Keystone Automotive Operations, Inc.
	6,946,805	Term Loan, 6.30%, Maturing January 12, 2012	5,592,178
Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.97%, Maturing February 15, 2012(2)	2,322,011
Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.64%, Maturing August 31, 2013	7,484,681
Tenneco Automotive, Inc.
	5,050,000	Term Loan, 4.20%, Maturing March 17, 2014	4,595,500
TriMas Corp.
	893,750	Term Loan, 5.39%, Maturing August 2, 2011	826,719
	8,083,157	Term Loan, 5.16%, Maturing August 2, 2013	7,476,920
TRW Automotive, Inc.
	6,704,250	Term Loan, 4.47%, Maturing February 2, 2014	6,508,707
United Components, Inc.
	7,501,299	Term Loan, 5.05%, Maturing June 30, 2010	7,266,883
			$159,996,772
Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
	2,620,000	Term Loan, 4.91%, Maturing June 5, 2013	$2,561,519

See notes to financial statements
16

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Culligan International Co.
	17,320,025	Term Loan, 5.03%, Maturing November 24, 2014	$12,860,119
Van Houtte, Inc.
	864,622	Term Loan, 5.20%, Maturing July 11, 2014	818,149
	117,903	Term Loan, 5.20%, Maturing July 11, 2014	111,566
			$16,351,353
Brokers, Dealers and Investment Houses — 0.2%
AmeriTrade Holding Corp.
	10,350,931	Term Loan, 4.37%, Maturing December 31, 2012	$10,130,053
			$10,130,053
Building and Development — 6.2%
401 North Wabash Venture, LLC
	8,031,110	Term Loan, 4.18%, Maturing May 7, 2008(2)	$7,850,410
AIMCO Properties, L.P.
	10,718,750	Term Loan, 4.36%, Maturing March 23, 2011	9,888,047
Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 4.43%, Maturing December 3, 2012(2)	12,090,000
Beacon Sales Acquisition, Inc.
	4,496,425	Term Loan, 4.74%, Maturing September 30, 2013	3,698,310
Brickman Group Holdings, Inc.
	4,952,481	Term Loan, 4.70%, Maturing January 23, 2014	4,642,951
Building Materials Corp. of America
	11,702,614	Term Loan, 5.69%, Maturing February 22, 2014	9,849,704
Capital Automotive (REIT)
	4,788,753	Term Loan, 4.46%, Maturing December 16, 2010	4,644,344
Contech Construction Products
	1,888,678	Term Loan, 4.79%, Maturing January 13, 2013	1,640,789
Epco/Fantome, LLC
	9,890,000	Term Loan, 5.49%, Maturing November 23, 2010	8,594,904
Financiere Daunou S.A.
	1,664,521	Term Loan, 4.99%, Maturing May 31, 2015	1,230,081
EUR	1,067,260	Term Loan, 6.86%, Maturing May 31, 2015	1,239,822
EUR	2,613,290	Term Loan, 6.86%, Maturing May 31, 2015	3,035,826
	2,452,266	Term Loan, 5.24%, Maturing February 28, 2016	1,814,677
EUR	1,246,799	Term Loan, 7.11%, Maturing February 28, 2016	1,449,136
EUR	2,423,776	Term Loan, 7.11%, Maturing February 28, 2016	2,817,119
Forestar USA Real Estate Group, Inc.
	10,625,000	Term Loan, 0.00%, Maturing December 1, 2010(2)	9,987,500
	5,625,000	Term Loan, 6.72%, Maturing December 1, 2010	5,400,000
General Growth Properties, Inc.
	3,782,895	Term Loan, 4.00%, Maturing February 24, 2011	3,434,555

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Hearthstone Housing Partners II, LLC
19,560,000	Revolving Loan, 4.42%, Maturing December 1, 2009(2)	$17,582,484
Hovstone Holdings, LLC
4,260,000	Term Loan, 7.27%, Maturing February 28, 2009(3)	3,574,992
LNR Property Corp.
9,154,000	Term Loan, 6.36%, Maturing July 3, 2011	7,663,619
Mueller Water Products, Inc.
8,901,274	Term Loan, 4.62%, Maturing May 24, 2014	8,311,564
NCI Building Systems, Inc.
5,975,136	Term Loan, 4.33%, Maturing June 18, 2010	5,751,069
Nortek, Inc.
17,793,840	Term Loan, 5.30%, Maturing August 27, 2011	16,103,425
November 2005 Land Investors
611,440	Term Loan, 6.86%, Maturing May 9, 2011	458,580
Panolam Industries Holdings, Inc.
2,925,967	Term Loan, 5.44%, Maturing September 30, 2012	2,428,553
PLY GEM Industries, Inc.
13,402,942	Term Loan, 5.45%, Maturing August 15, 2011	11,550,468
409,844	Term Loan, 5.45%, Maturing August 15, 2011	353,198
Realogy Corp.
3,747,766	Term Loan, 6.14%, Maturing September 1, 2014	3,216,636
12,114,157	Term Loan, 5.72%, Maturing September 1, 2014	10,397,351
Shea Capital I, LLC
806,937	Term Loan, 4.87%, Maturing October 27, 2011	641,515
South Edge, LLC
8,794,643	Term Loan, 7.25%, Maturing October 31, 2009	5,540,625
Standard Pacific Corp.
4,680,000	Term Loan, 4.82%, Maturing May 5, 2013	3,681,602
Stile Acquisition Corp.
5,406,859	Term Loan, 4.89%, Maturing April 6, 2013	4,899,593
Stile U.S. Acquisition Corp.
5,412,765	Term Loan, 4.89%, Maturing April 6, 2013	4,904,945
Tousa/Kolter, LLC
7,908,533	Term Loan, 6.00%, Maturing March 31, 2031	4,433,524
TRU 2005 RE Holding Co.
19,825,000	Term Loan, 5.71%, Maturing December 9, 2008	18,338,125
United Subcontractors, Inc.
5,925,000	Term Loan, 12.21%, Maturing June 27, 2013(3)	2,962,500
WCI Communities, Inc.
19,775,670	Term Loan, 7.98%, Maturing December 23, 2010	17,320,184
Wintergames Acquisition ULC
20,888,624	Term Loan, 6.14%, Maturing April 24, 2009	19,896,414
		$263,319,141

See notes to financial statements
17

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services — 6.9%
	ACCO Brands Corp.
	5,207,841	Term Loan, 4.53%, Maturing August 17, 2012	$4,986,509
	Activant Solutions, Inc.
	5,375,933	Term Loan, 4.76%, Maturing May 1, 2013	4,717,381
	Acxiom Corp.
	10,044,515	Term Loan, 5.80%, Maturing September 15, 2012	9,805,958
	Affiliated Computer Services
	12,860,027	Term Loan, 4.79%, Maturing March 20, 2013	12,429,011
	5,962,750	Term Loan, 4.89%, Maturing March 20, 2013	5,762,902
	Affinion Group, Inc.
	7,104,397	Term Loan, 5.56%, Maturing October 17, 2012	6,713,655
	Allied Security Holdings, LLC
	5,742,766	Term Loan, 5.87%, Maturing June 30, 2010	5,369,486
	Cellnet Group, Inc.
	1,994,413	Term Loan, 5.25%, Maturing July 22, 2011	1,789,986
	DynCorp International, LLC
	7,082,317	Term Loan, 4.63%, Maturing February 11, 2011	6,807,877
	Education Management, LLC
	12,483,305	Term Loan, 4.50%, Maturing June 1, 2013	11,164,756
	Info USA, Inc.
	1,975,000	Term Loan, 4.70%, Maturing February 14, 2012	1,896,000
	4,350,431	Term Loan, 4.70%, Maturing February 14, 2012	4,176,414
	Information Resources, Inc.
	5,657,069	Term Loan, 4.84%, Maturing May 7, 2014	4,794,366
	Intergraph Corp.
	3,349,524	Term Loan, 5.08%, Maturing May 29, 2014	3,168,090
	iPayment, Inc.
	10,804,359	Term Loan, 4.70%, Maturing May 10, 2013	8,967,618
	ista International GmbH
EUR	9,635,715	Term Loan, 6.77%, Maturing May 14, 2015	12,670,303
EUR	1,914,285	Term Loan, 6.77%, Maturing May 14, 2015	2,517,153
	Kronos, Inc.
	8,841,111	Term Loan, 4.95%, Maturing June 11, 2014	8,056,462
	Language Line, Inc.
	6,968,657	Term Loan, 5.95%, Maturing June 11, 2011	6,463,429
	N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 5.43%, Maturing May 22, 2014	8,185,147
	Protection One, Inc.
	9,270,464	Term Loan, 5.23%, Maturing March 31, 2012	8,018,951
	Quintiles Transnational Corp.
	11,190,363	Term Loan, 4.70%, Maturing March 31, 2013	10,574,893
	Sabre, Inc.
	30,769,734	Term Loan, 4.88%, Maturing September 30, 2014	26,117,750
	Safenet, Inc.
	3,970,000	Term Loan, 5.46%, Maturing April 12, 2014	3,314,950

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Serena Software, Inc.
	2,592,464	Term Loan, 4.68%, Maturing March 10, 2013	$2,346,180
	Sitel (Client Logic)
	5,201,404	Term Loan, 5.14%, Maturing January 29, 2014	3,771,018
EUR	946,407	Term Loan, 7.23%, Maturing January 29, 2014	1,068,259
	Solera Holdings, LLC
EUR	3,123,959	Term Loan, 6.63%, Maturing May 15, 2014	4,450,278
	Solera Nederland Holdings
	3,813,013	Term Loan, 4.88%, Maturing May 15, 2014	3,527,037
	SunGard Data Systems, Inc.
	40,659,866	Term Loan, 4.88%, Maturing February 11, 2013	38,613,008
	TDS Investor Corp.
	2,582,721	Term Loan, 4.95%, Maturing August 23, 2013	2,387,080
	10,917,500	Term Loan, 5.11%, Maturing August 23, 2013	10,033,182
	12,871,734	Term Loan, 5.11%, Maturing August 23, 2013	11,896,701
EUR	2,105,820	Term Loan, 6.98%, Maturing August 23, 2013	2,926,106
	Transaction Network Services, Inc.
	5,340,138	Term Loan, 4.72%, Maturing May 4, 2012	4,939,627
	Valassis Communications, Inc.
	5,170,335	Term Loan, 4.45%, Maturing March 2, 2014	4,823,494
	1,302,069	Term Loan, 6.00%, Maturing March 2, 2014	1,214,722
	VWR International, Inc.
	7,850,000	Term Loan, 5.20%, Maturing June 28, 2013	7,339,750
	West Corp.
	17,924,169	Term Loan, 5.28%, Maturing October 24, 2013	16,429,240
			$294,234,729
	Cable and Satellite Television — 7.2%
	Atlantic Broadband Finance, LLC
	10,923,323	Term Loan, 4.95%, Maturing February 10, 2011	$10,196,922
	Bresnan Broadband Holdings, LLC
	15,551,500	Term Loan, 4.98%, Maturing March 29, 2014	14,256,838
	1,500,000	Term Loan, 5.02%, Maturing March 29, 2014	1,375,125
	Cequel Communications, LLC
	32,179,689	Term Loan, 4.76%, Maturing November 5, 2013	29,420,280
	Charter Communications Operating, Inc.
	44,358,153	Term Loan, 4.90%, Maturing April 28, 2013	39,293,915
	CSC Holdings, Inc.
	19,006,756	Term Loan, 4.48%, Maturing March 29, 2013	18,353,399
	Insight Midwest Holdings, LLC
	28,316,250	Term Loan, 4.69%, Maturing April 6, 2014	26,996,515
	Kabel BW GmbH & Co. KG
EUR	1,627,431	Term Loan, 6.98%, Maturing June 9, 2012	2,261,369
	MCC Iowa, LLC
	1,338,250	Term Loan, 4.26%, Maturing March 31, 2010	1,206,098

See notes to financial statements
18

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Mediacom Broadband Group
	7,900,000	Term Loan, 4.52%, Maturing January 31, 2015	$7,208,750
	10,304,218	Term Loan, 4.52%, Maturing January 31, 2015	9,402,599
Mediacom Illinois, LLC
	1,950,000	Term Loan, 4.27%, Maturing September 30, 2012	1,729,406
	15,396,809	Term Loan, 4.52%, Maturing January 31, 2015	13,924,489
NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.94%, Maturing March 30, 2012	7,361,027
GBP	3,637,947	Term Loan, 7.66%, Maturing March 30, 2012	6,721,492
GBP	2,224,230	Term Loan, 7.66%, Maturing March 30, 2012	4,109,500
GBP	2,139,186	Term Loan, 7.68%, Maturing March 30, 2012	3,952,371
GBP	1,990,985	Term Loan, 7.68%, Maturing March 30, 2012	3,678,554
GBP	3,500,000	Term Loan, 8.27%, Maturing March 30, 2013	6,252,596
ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.77%, Maturing March 2, 2015	3,357,218
EUR	600,197	Term Loan, 6.25%, Maturing June 26, 2015	765,856
EUR	12,586,345	Term Loan, 6.25%, Maturing June 26, 2015	16,060,286
EUR	2,998,397	Term Loan, 7.02%, Maturing March 2, 2016	3,357,218
UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 6.36%, Maturing October 16, 2011	9,385,476
EUR	16,675,000	Term Loan, 6.36%, Maturing October 16, 2011	23,660,487
	12,925,000	Term Loan, 4.46%, Maturing December 31, 2014	12,185,858
YPSO Holding SA
EUR	12,899,564	Term Loan, 6.89%, Maturing July 28, 2014	16,557,582
EUR	4,978,165	Term Loan, 6.89%, Maturing July 28, 2014	6,389,858
EUR	8,122,271	Term Loan, 6.89%, Maturing July 28, 2014	10,425,559
			$309,846,643
Chemicals and Plastics — 6.3%
Arizona Chemical, Inc.
EUR	3,015,572	Term Loan, 6.64%, Maturing February 28, 2013	$3,697,268
Brenntag Holding GmbH and Co. KG
	1,963,636	Term Loan, 5.79%, Maturing December 23, 2013	1,818,818
	8,036,364	Term Loan, 5.79%, Maturing December 23, 2013	7,443,682
EUR	3,511,248	Term Loan, 6.52%, Maturing December 23, 2013	5,081,263
EUR	845,455	Term Loan, 6.79%, Maturing December 23, 2013	1,223,490
EUR	654,545	Term Loan, 6.79%, Maturing December 23, 2013	947,218
EUR	525,062	Term Loan, 6.77%, Maturing December 23, 2014	759,838
EUR	963,689	Term Loan, 6.77%, Maturing December 23, 2014	1,394,592
EUR	770,053	Term Loan, 8.74%, Maturing June 23, 2015	1,003,077
EUR	229,947	Term Loan, 8.74%, Maturing June 23, 2015	299,530
Celanese Holdings, LLC
EUR	992,500	Term Loan, 6.23%, Maturing April 6, 2011	1,471,825
	7,000,000	Term Loan, 2.70%, Maturing April 2, 2014	6,776,875
	16,566,693	Term Loan, 4.19%, Maturing April 2, 2014	16,038,630

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Cognis GmbH
EUR	6,426,230	Term Loan, 6.61%, Maturing September 15, 2013	$9,025,337
EUR	1,573,770	Term Loan, 6.61%, Maturing September 15, 2013	2,210,287
Columbian Chemicals Acquisition
	4,138,137	Term Loan, 5.20%, Maturing March 16, 2013	3,724,323
Ferro Corp.
	13,733,732	Term Loan, 4.70%, Maturing June 6, 2012	12,703,702
First Chemical Holding
EUR	1,330,000	Term Loan, 6.59%, Maturing December 18, 2014(2)	1,821,332
EUR	1,330,000	Term Loan, 7.08%, Maturing December 18, 2015(2)	1,829,961
Foamex L.P.
	3,673,125	Term Loan, 5.97%, Maturing February 12, 2013	3,039,511
Georgia Gulf Corp.
	5,825,764	Term Loan, 5.25%, Maturing October 3, 2013	5,512,629
Hexion Specialty Chemicals, Inc.
EUR	1,121,976	Term Loan, 6.98%, Maturing May 5, 2012	1,580,858
	15,393,428	Term Loan, 4.94%, Maturing May 5, 2013	14,551,608
	3,343,390	Term Loan, 5.00%, Maturing May 5, 2013	3,160,550
	2,519,811	Term Loan, 5.38%, Maturing May 5, 2013	2,382,010
	9,800,000	Term Loan, 5.40%, Maturing May 5, 2013	9,264,067
Huish Detergents, Inc.
	3,965,025	Term Loan, 4.70%, Maturing April 26, 2014	3,419,834
Huntsman International, LLC
	7,864,329	Term Loan, 4.64%, Maturing August 16, 2012	7,632,088
INEOS Group
EUR	69,301	Term Loan, 7.21%, Maturing December 14, 2011	95,118
EUR	70,369	Term Loan, 7.71%, Maturing December 14, 2011	96,693
	5,414,941	Term Loan, 4.64%, Maturing December 14, 2012	4,950,160
	7,879,348	Term Loan, 4.88%, Maturing December 14, 2013	7,369,657
	7,879,348	Term Loan, 5.38%, Maturing December 14, 2014	7,369,657
Innophos, Inc.
	6,117,462	Term Loan, 4.70%, Maturing August 10, 2010	5,796,295
Invista B.V.
	1,724,678	Term Loan, 4.20%, Maturing April 30, 2010	1,664,314
	8,909,179	Term Loan, 4.20%, Maturing April 29, 2011	8,567,663
	5,569,229	Term Loan, 4.20%, Maturing April 29, 2011	5,355,743
ISP Chemco, Inc.
	9,661,701	Term Loan, 4.69%, Maturing June 4, 2014	9,157,486
Kleopatra
	8,876,250	Term Loan, 5.21%, Maturing January 3, 2016	6,401,995
EUR	5,100,000	Term Loan, 7.24%, Maturing January 3, 2016	5,721,899
Kranton Polymers, LLC
	9,146,600	Term Loan, 4.75%, Maturing May 12, 2013	7,648,844
Lucite International Group Holdings
	4,801,500	Term Loan, 5.15%, Maturing July 7, 2013	4,306,345
	1,700,130	Term Loan, 5.15%, Maturing July 7, 2013	1,524,804

See notes to financial statements
19

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	MacDermid, Inc.
	3,432,171	Term Loan, 4.70%, Maturing April 12, 2014	$3,123,275
	Millenium Inorganic Chemicals
	8,428,875	Term Loan, 4.95%, Maturing April 30, 2014	7,338,389
	Momentive Performance Material
	4,950,000	Term Loan, 4.60%, Maturing December 4, 2013	4,626,483
	1,655,736	Term Loan, 5.13%, Maturing December 4, 2013	1,547,522
	Nalco Co.
	5,905,907	Term Loan, 5.01%, Maturing November 4, 2010	5,830,241
	Propex Fabrics, Inc.
	5,625,007	Term Loan, 9.24%, Maturing July 31, 2012	3,656,254
	Rockwood Specialties Group, Inc.
EUR	2,241,799	Term Loan, 6.60%, Maturing July 30, 2011	3,176,133
	22,132,487	Term Loan, 4.40%, Maturing December 10, 2012	21,115,012
	Solo Cup Co.
	2,552,240	Term Loan, 6.30%, Maturing February 27, 2011	2,470,203
	TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.47%, Maturing June 27, 2013	3,118,078
EUR	2,271,011	Term Loan, 10.72%, Maturing June 27, 2013	3,122,498
	Wellman, Inc.
	5,250,000	Term Loan, 6.74%, Maturing February 10, 2009	3,727,500
			$268,692,464
	Clothing / Textiles — 0.5%
	Hanesbrands, Inc.
	7,640,190	Term Loan, 4.61%, Maturing September 5, 2013	$7,516,037
	5,000,000	Term Loan, 6.66%, Maturing March 5, 2014	4,968,750
	St. John Knits International, Inc.
	2,518,697	Term Loan, 5.90%, Maturing March 23, 2012	2,317,202
	The William Carter Co.
	2,336,526	Term Loan, 4.39%, Maturing July 14, 2012	2,231,383
	Warnaco, Inc.
	3,220,340	Term Loan, 4.46%, Maturing January 31, 2013	3,027,120
			$20,060,492
	Conglomerates — 2.4%
	American Greetings Corp.
	5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,387,783
	Amsted Industries, Inc.
	9,647,652	Term Loan, 4.75%, Maturing October 15, 2010	9,502,937
	6,397,370	Term Loan, 4.92%, Maturing April 5, 2013	6,301,410
	Blount, Inc.
	2,153,071	Term Loan, 4.46%, Maturing August 9, 2010	2,040,035

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
Doncasters (Dunde HoldCo 4 Ltd.)
	3,931,314	Term Loan, 5.22%, Maturing July 13, 2015	$3,430,072
	3,931,314	Term Loan, 5.72%, Maturing July 13, 2015	3,430,072
EUR	849,214	Term Loan, 6.86%, Maturing July 13, 2015	1,153,568
EUR	849,214	Term Loan, 7.36%, Maturing July 13, 2015	1,153,568
GBP	737,276	Term Loan, 8.04%, Maturing July 13, 2015	1,256,999
GBP	737,276	Term Loan, 8.54%, Maturing July 13, 2015	1,256,999
Jarden Corp.
	13,104,523	Term Loan, 4.45%, Maturing January 24, 2012	12,493,892
	4,563,288	Term Loan, 4.45%, Maturing January 24, 2012	4,350,653
Johnson Diversey, Inc.
	2,023,461	Term Loan, 5.11%, Maturing December 16, 2010	1,924,817
	8,162,435	Term Loan, 5.11%, Maturing December 16, 2011	7,764,516
Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	898,300
	18,966,350	Term Loan, 4.92%, Maturing November 22, 2012	16,880,051
RBS Global, Inc.
	2,271,250	Term Loan, 4.98%, Maturing July 19, 2013	2,129,297
	6,185,246	Term Loan, 5.31%, Maturing July 19, 2013	5,798,668
RGIS Holdings, LLC
	762,924	Term Loan, 5.20%, Maturing April 30, 2014	661,360
	15,258,488	Term Loan, 5.30%, Maturing April 30, 2014	13,227,202
US Investigations Services, Inc.
	1,979,950	Term Loan, 5.60%, Maturing February 21, 2015	1,796,805
			$102,839,004
Containers and Glass Products — 3.1%
Berry Plastics Corp.
	19,688,470	Term Loan, 5.10%, Maturing April 3, 2015	$17,922,670
Consolidated Container Co.
	5,910,050	Term Loan, 5.15%, Maturing March 28, 2014	4,632,002
Crown Americas, Inc.
	4,751,000	Term Loan, 4.82%, Maturing November 15, 2012	4,572,837
	1,421,000	Term Loan, 4.82%, Maturing November 15, 2012	1,367,712
EUR	4,410,000	Term Loan, 6.09%, Maturing November 15, 2012	6,659,951
Graham Packaging Holdings Co.
	22,475,033	Term Loan, 5.04%, Maturing October 7, 2011	21,352,832
Graphic Packaging International, Inc.
	30,849,696	Term Loan, 4.80%, Maturing May 16, 2014	29,440,050
	3,500,000	Term Loan, 5.48%, Maturing May 16, 2014	3,384,790
JSG Acquisitions
EUR	1,250,000	Term Loan, 6.53%, Maturing December 31, 2014	1,843,412
EUR	1,250,000	Term Loan, 6.66%, Maturing December 31, 2014	1,843,412
OI European Group B.V.
EUR	12,064,500	Term Loan, 5.86%, Maturing June 14, 2013	16,889,252

See notes to financial statements
20

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Containers and Glass Products (continued)
	Owens-Brockway Glass Container
	4,096,569	Term Loan, 4.22%, Maturing June 14, 2013	$3,936,802
	Pregis Corp.
	2,632,500	Term Loan, 4.95%, Maturing October 12, 2011	2,448,225
	Smurfit-Stone Container Corp.
	2,817,651	Term Loan, 4.60%, Maturing November 1, 2011	2,747,914
	3,792,745	Term Loan, 4.71%, Maturing November 1, 2011	3,698,875
	3,523,439	Term Loan, 5.01%, Maturing November 1, 2011	3,436,234
	8,423,927	Term Loan, 5.03%, Maturing November 1, 2011	8,215,435
			$134,392,405
	Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
	3,408,214	Term Loan, 5.37%, Maturing July 31, 2013	$3,280,406
	Prestige Brands, Inc.
	9,420,233	Term Loan, 6.90%, Maturing April 7, 2011	9,114,075
			$12,394,481
	Drugs — 0.9%
	Graceway Pharmaceuticals, LLC
	10,772,291	Term Loan, 5.56%, Maturing May 3, 2012	$9,045,363
	Pharmaceutical Holdings Corp.
	3,080,126	Term Loan, 6.14%, Maturing January 30, 2012	2,926,120
	Stiefel Laboratories, Inc.
	2,964,239	Term Loan, 4.97%, Maturing December 28, 2013	2,860,491
	6,477,361	Term Loan, 4.97%, Maturing December 28, 2013	6,250,654
	Warner Chilcott Corp.
	2,402,227	Term Loan, 4.73%, Maturing January 18, 2012	2,313,145
	17,077,017	Term Loan, 4.84%, Maturing January 18, 2012	16,443,750
			$39,839,523
	Ecological Services and Equipment — 0.4%
	Allied Waste Industries, Inc.
	944,025	Term Loan, 3.15%, Maturing January 15, 2012	$913,559
	1,033,458	Term Loan, 4.38%, Maturing January 15, 2012	1,000,105
	Big Dumpster Merger Sub, Inc.
	685,378	Term Loan, 4.95%, Maturing February 5, 2013	579,144
	Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.87%, Maturing April 1, 2015	2,854,965
	Casella Waste Systems, Inc.
	2,974,286	Term Loan, 4.75%, Maturing April 28, 2010	2,877,621
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 9.69%, Maturing December 12, 2010(3)	466,049

	Principal Amount*	Borrower/Tranche Description	Value
	Ecological Services and Equipment (continued)
	IESI Corp.
	2,267,647	Term Loan, 6.14%, Maturing January 20, 2012	$2,159,934
	Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 7.82%, Maturing December 17, 2009(2)	2,595,000
	5,446,837	Term Loan, 5.46%, Maturing December 17, 2010	4,902,153
	440,702	Term Loan, 6.88%, Maturing December 17, 2010	396,632
	Wastequip, Inc.
	288,580	Term Loan, 4.95%, Maturing February 5, 2013	243,850
			$18,989,012
	Electronics / Electrical — 3.0%
	Aspect Software, Inc.
	4,807,799	Term Loan, 5.63%, Maturing July 11, 2011	$4,507,312
	EnerSys Capital, Inc.
	9,154,909	Term Loan, 4.72%, Maturing March 17, 2011	8,594,171
	Fairchild Semiconductor Corp.
	9,312,805	Term Loan, 4.20%, Maturing June 26, 2013	8,823,883
	FCI International S.A.S.
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	699,284
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	673,216
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	667,698
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	693,552
	1,000,000	Term Loan, 6.85%, Maturing November 1, 2013	907,500
	Freescale Semiconductor, Inc.
	37,593,519	Term Loan, 4.46%, Maturing December 1, 2013	32,663,655
	Infor Enterprise Solutions Holdings
	19,622,163	Term Loan, 6.45%, Maturing July 28, 2012	16,310,923
	7,283,820	Term Loan, 6.45%, Maturing July 28, 2012	6,054,675
EUR	2,962,500	Term Loan, 7.73%, Maturing July 28, 2012	3,724,445
	Invensys International Holding
	2,166,667	Term Loan, 5.13%, Maturing December 15, 2010	2,090,833
EUR	1,001,757	Term Loan, 6.48%, Maturing December 15, 2010	1,505,049
	2,333,333	Term Loan, 5.04%, Maturing January 15, 2011	2,245,833
	Network Solutions, LLC
	6,068,070	Term Loan, 5.24%, Maturing March 7, 2014	5,066,838
	Open Solutions, Inc.
	10,288,224	Term Loan, 5.15%, Maturing January 23, 2014	8,558,516
	Sensata Technologies Finance Co.
	10,780,498	Term Loan, 4.66%, Maturing April 27, 2013	9,846,185
	SS&C Technologies, Inc.
	3,518,471	Term Loan, 4.83%, Maturing November 23, 2012	3,272,178
	Vertafore, Inc.
	9,954,752	Term Loan, 5.59%, Maturing January 31, 2012	9,208,146
			$126,113,892

See notes to financial statements
21

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Equipment Leasing — 0.5%
	Maxim Crane Works, L.P.
	8,436,250	Term Loan, 4.71%, Maturing June 29, 2014	$7,508,263
	The Hertz Corp.
	1,655,560	Term Loan, 4.35%, Maturing December 21, 2012	1,590,278
	3,195,454	Term Loan, 4.22%, Maturing December 21, 2012	3,069,451
	United Rentals, Inc.
	2,462,196	Term Loan, 4.95%, Maturing February 14, 2011	2,402,692
	5,748,938	Term Loan, 5.10%, Maturing February 14, 2011	5,610,004
			$20,180,688
	Farming / Agriculture — 0.3%
	BF Bolthouse HoldCo, LLC
	4,309,977	Term Loan, 5.00%, Maturing December 16, 2012	$4,097,172
	Central Garden & Pet Co.
	10,804,365	Term Loan, 4.31%, Maturing February 28, 2014	9,498,841
			$13,596,013
	Financial Intermediaries — 1.3%
	Asset Acceptence Capital Corp.
	1,486,263	Term Loan, 5.56%, Maturing June 5, 2013	$1,374,793
	Citco III, Ltd.
	10,875,000	Term Loan, 6.72%, Maturing June 30, 2014	9,760,313
	E.A. Viner International Co.
	757,350	Term Loan, 5.70%, Maturing July 31, 2013	719,483
	Grosvenor Capital Management
	4,237,245	Term Loan, 4.86%, Maturing December 5, 2013	4,067,755
	INVESTools, Inc.
	2,304,000	Term Loan, 5.95%, Maturing August 13, 2012	2,096,640
	Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.84%, Maturing June 30, 2015	6,421,186
	LPL Holdings, Inc.
	22,419,972	Term Loan, 4.70%, Maturing December 18, 2014	20,906,624
	Oxford Acquisition III, Ltd.
	11,274,638	Term Loan, 4.67%, Maturing May 24, 2014	9,484,789
	RJO Holdings Corp. (RJ O'Brien)
	4,203,875	Term Loan, 5.90%, Maturing July 31, 2014	2,837,616
			$57,669,199
	Food Products — 3.0%
	Acosta, Inc.
	15,690,114	Term Loan, 5.12%, Maturing July 28, 2013	$14,964,447
	Advantage Sales & Marketing, Inc.
	7,621,197	Term Loan, 4.70%, Maturing March 29, 2013	7,202,032
	3,740,386	Term Loan, 4.70%, Maturing March 29, 2013	3,534,665

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
American Seafoods Group, LLC
	3,950,358	Term Loan, 4.61%, Maturing September 30, 2012	$3,693,584
BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 7.70%, Maturing December 31, 2013	6,417,805
GBP	2,500,000	Term Loan, 10.09%, Maturing June 30, 2015	4,406,724
Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan, 8.92%, Maturing January 24, 2016	4,025,560
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 5.32%, Maturing May 2, 2012	2,842,500
Dean Foods Co.
	23,908,376	Term Loan, 4.45%, Maturing April 2, 2014	22,855,738
Dole Food Company, Inc.
	1,091,079	Term Loan, 4.71%, Maturing April 12, 2013	1,019,477
	6,493,924	Term Loan, 4.83%, Maturing April 12, 2013	6,067,760
	1,947,677	Term Loan, 5.01%, Maturing April 12, 2013	1,819,861
Foodvest Limited
GBP	437,500	Term Loan, 7.88%, Maturing March 16, 2014	783,091
GBP	401,305	Term Loan, 8.38%, Maturing March 16, 2015	718,304
GBP	500,000	Term Loan, 9.88%, Maturing September 16, 2015	828,530
MafCo Worldwide Corp.
	812,696	Term Loan, 4.70%, Maturing December 8, 2011	763,934
Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	3,300,000
	28,370,550	Term Loan, 5.44%, Maturing April 2, 2014	26,538,295
Reddy Ice Group, Inc.
	12,335,000	Term Loan, 4.46%, Maturing August 9, 2012	10,669,775
Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 8.58%, Maturing January 5, 2015	3,875,595
			$126,327,677
Food Service — 1.9%
AFC Enterprises, Inc.
	2,055,134	Term Loan, 5.00%, Maturing May 23, 2009	$1,880,448
Aramark Corp.
	89,602	Term Loan, Maturing January 26, 2014(4)	86,354
	1,410,398	Term Loan, Maturing January 26, 2014(4)	1,359,271
	15,656,346	Term Loan, 4.57%, Maturing January 26, 2014	15,031,203
	1,137,583	Term Loan, 5.20%, Maturing January 26, 2014	1,092,204
Buffets, Inc.
	1,826,350	Term Loan, 4.73%, Maturing May 1, 2013	1,057,000
	11,679,731	Term Loan, 11.39%, Maturing November 1, 2013	6,759,644
CBRL Group, Inc.
	2,948,324	Term Loan, 4.62%, Maturing April 27, 2013	2,793,537
	6,507,657	Term Loan, 4.62%, Maturing April 27, 2013	6,166,005

See notes to financial statements
22

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	JRD Holdings, Inc.
	3,715,625	Term Loan, 5.20%, Maturing June 26, 2014	$3,585,578
	Maine Beverage Co., LLC
	2,808,929	Term Loan, 4.45%, Maturing June 30, 2010	2,696,571
	OSI Restaurant Partners, LLC
	648,261	Term Loan, 2.67%, Maturing May 9, 2013	565,878
	7,698,084	Term Loan, 5.00%, Maturing May 9, 2014	6,719,788
	QCE Finance, LLC
	9,031,500	Term Loan, 4.99%, Maturing May 5, 2013	7,680,000
	Sagittarius Restaurants, LLC
	4,782,412	Term Loan, 9.50%, Maturing March 29, 2013	3,682,457
	Selecta
CHF	18,404,850	Term Loan, 5.26%, Maturing June 28, 2015	15,461,806
	SSP Financing, Ltd.
	3,954,516	Term Loan, 5.43%, Maturing June 15, 2014	3,143,840
	3,954,516	Term Loan, 5.93%, Maturing June 15, 2015	3,163,613
			$82,925,197
	Food / Drug Retailers — 1.4%
	General Nutrition Centers, Inc.
	12,652,101	Term Loan, 4.95%, Maturing September 16, 2013	$11,252,462
	Pantry, Inc. (The)
	66,047	Term Loan, 4.14%, Maturing May 15, 2014(2)	55,975
	7,177,795	Term Loan, 4.62%, Maturing May 15, 2014	6,083,181
	Rite Aid Corp.
	25,000,000	Term Loan, 4.53%, Maturing June 1, 2014	23,523,450
	Roundy's Supermarkets, Inc.
	17,913,704	Term Loan, 5.47%, Maturing November 3, 2011	16,820,968
			$57,736,036
	Forest Products — 1.2%
	Appleton Papers, Inc.
	10,567,638	Term Loan, 4.60%, Maturing June 5, 2014	$9,757,448
	Georgia-Pacific Corp.
	1,680,213	Term Loan, Maturing December 20, 2012(4)	1,602,503
	2,054,873	Term Loan, 4.68%, Maturing December 20, 2012	1,986,097
	33,779,289	Term Loan, 4.73%, Maturing December 20, 2012	32,454,499
	Xerium Technologies, Inc.
	9,157,010	Term Loan, 5.45%, Maturing May 18, 2012	7,417,178
			$53,217,725
	Healthcare — 8.1%
	Accellent, Inc.
	3,171,837	Term Loan, 5.84%, Maturing November 22, 2012	$2,755,534

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Advanced Medical Optics, Inc.
	1,980,000	Term Loan, 5.44%, Maturing April 2, 2014	$1,841,400
	Alliance Imaging, Inc.
	4,635,234	Term Loan, 5.41%, Maturing December 29, 2011	4,415,061
	American Medical Systems
	8,927,954	Term Loan, 5.38%, Maturing July 20, 2012	8,459,236
	AMN Healthcare, Inc.
	2,121,817	Term Loan, 4.45%, Maturing November 2, 2011	2,036,945
	AMR HoldCo, Inc.
	5,976,263	Term Loan, 5.00%, Maturing February 10, 2012	5,677,450
	Biomet, Inc.
	8,181,111	Term Loan, 5.70%, Maturing December 26, 2014	8,039,643
EUR	7,979,888	Term Loan, 7.73%, Maturing December 26, 2014	11,875,161
	Cardinal Health 409, Inc.
	14,783,275	Term Loan, 4.95%, Maturing April 10, 2014	13,194,073
	Carestream Health, Inc.
	14,096,623	Term Loan, 5.47%, Maturing April 30, 2013	12,017,371
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.23%, Maturing March 23, 2015	8,017,929
	CB Diagnostics AB
	998,084	Term Loan, 4.99%, Maturing January 16, 2015	928,218
	2,315,036	Term Loan, 5.24%, Maturing January 16, 2016	2,152,984
	Community Health Systems, Inc.
	34,716,565	Term Loan, 5.34%, Maturing July 25, 2014	33,307,871
	Concentra, Inc.
	5,955,000	Term Loan, 4.95%, Maturing June 25, 2014	5,352,056
	CRC Health Corp.
	1,851,601	Term Loan, 4.92%, Maturing February 6, 2013	1,694,215
	3,895,798	Term Loan, 4.92%, Maturing February 6, 2013	3,564,655
	Dako Equity Project Delphi
	1,568,302	Term Loan, 4.81%, Maturing June 12, 2016	1,257,778
EUR	3,098,534	Term Loan, 7.11%, Maturing June 12, 2016	3,868,934
	DaVita, Inc.
	14,753,556	Term Loan, 4.23%, Maturing October 5, 2012	14,155,034
	Fresenius Medical Care Holdings
	6,715,942	Term Loan, 4.07%, Maturing March 31, 2013	6,507,117
	Gambro Holding AB
	1,292,918	Term Loan, 5.57%, Maturing June 5, 2014	1,187,329
	1,292,918	Term Loan, 6.07%, Maturing June 5, 2015	1,191,640
	Hanger Orthopedic Group, Inc.
	5,377,997	Term Loan, 4.87%, Maturing May 30, 2013	5,088,930
	HCA, Inc.
	43,763,298	Term Loan, 4.95%, Maturing November 18, 2013	41,631,937
	Health Management Association, Inc.
	2,500,000	Term Loan, Maturing February 28, 2014(4)	2,271,875
	21,083,449	Term Loan, 4.45%, Maturing February 28, 2014	19,551,235

See notes to financial statements
23

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	HealthSouth Corp.
	7,503,779	Term Loan, 5.23%, Maturing March 10, 2013	$7,140,319
	Iasis Healthcare, LLC
	1,075,131	Term Loan, 4.86%, Maturing March 14, 2014	1,030,333
	3,115,084	Term Loan, 4.88%, Maturing March 14, 2014	2,985,287
	286,702	Term Loan, 4.88%, Maturing March 14, 2014	274,756
	Ikaria Acquisition, Inc.
	1,552,672	Term Loan, 4.95%, Maturing March 28, 2013	1,467,275
	IM U.S. Holdings, LLC
	7,629,788	Term Loan, 4.67%, Maturing June 26, 2014	7,082,984
	inVentiv Health, Inc.
	8,024,363	Term Loan, 4.45%, Maturing July 6, 2014	7,452,627
	Leiner Health Products, Inc.
	8,057,750	Term Loan, 8.75%, Maturing May 27, 2011(10)	3,658,219
	LifeCare Holdings, Inc.
	8,023,852	Term Loan, 6.95%, Maturing August 11, 2012	6,940,632
	LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 4.71%, Maturing April 15, 2012	11,087,099
	Matria Healthcare, Inc.
	3,122,163	Term Loan, 4.88%, Maturing January 19, 2012	3,044,109
	MultiPlan Merger Corp.
	3,510,235	Term Loan, 5.38%, Maturing April 12, 2013	3,316,076
	3,929,197	Term Loan, 5.38%, Maturing April 12, 2013	3,711,865
	National Mentor Holdings, Inc.
	484,400	Term Loan, 5.31%, Maturing June 29, 2013	416,584
	8,022,702	Term Loan, 4.70%, Maturing June 29, 2013	6,899,524
	Nyco Holdings
	2,859,137	Term Loan, 4.95%, Maturing December 29, 2014	2,383,294
EUR	5,346,366	Term Loan, 6.98%, Maturing December 29, 2014	7,065,946
	2,859,137	Term Loan, 5.70%, Maturing December 29, 2015	2,383,294
EUR	5,350,000	Term Loan, 7.73%, Maturing December 29, 2015	7,070,749
	Psychiatric Solutions Inc.
	994,453	Term Loan, 4.56%, Maturing May 31, 2014	957,161
	RadNet Management, Inc.
	2,458,847	Term Loan, 7.26%, Maturing November 15, 2012	2,348,199
	ReAble Therapeutics Finance, LLC
	9,230,328	Term Loan, 4.70%, Maturing November 16, 2013	8,716,891
	Renal Advantage, Inc.
	2,172,585	Term Loan, 5.26%, Maturing October 5, 2012	2,036,798
	Select Medical Holding Corp.
	1,000,000	Revolving Loan, 4.18%, Maturing February 24, 2010(2)	850,000
	4,643,973	Term Loan, 5.06%, Maturing February 24, 2012	4,253,880
	Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 7.09%, Maturing May 13, 2010	4,740,323

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
Vanguard Health Holding Co., LLC
	10,745,426	Term Loan, 5.13%, Maturing September 23, 2011	$10,378,287
Viant Holdings, Inc.
	4,838,437	Term Loan, 4.95%, Maturing June 25, 2014	4,112,672
			$345,846,794
Home Furnishings — 1.5%
Dometic Corp.
	2,790,150	Term Loan, 5.45%, Maturing December 31, 2014	$2,308,849
	1,788,692	Term Loan, 5.95%, Maturing December 31, 2014	1,480,142
	421,159	Term Loan, 5.95%, Maturing December 31, 2014	348,509
Hunter Fan Co.
	3,903,211	Term Loan, 5.57%, Maturing April 16, 2014	3,151,843
Interline Brands, Inc.
	5,882,406	Term Loan, 4.61%, Maturing June 23, 2013	5,558,873
	3,072,818	Term Loan, 4.61%, Maturing June 23, 2013	2,903,813
National Bedding Co., LLC
	10,731,056	Term Loan, 4.74%, Maturing August 31, 2011	8,638,500
	1,500,000	Term Loan, 7.70%, Maturing August 31, 2012	1,065,000
Oreck Corp.
	4,212,647	Term Loan, 7.66%, Maturing February 2, 2012(3)	1,963,094
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.54%, Maturing April 7, 2013	5,348,678
EUR	4,478,261	Term Loan, 8.04%, Maturing April 7, 2014	5,348,678
Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.96%, Maturing April 6, 2012(2)	2,730,000
	6,357,539	Term Loan, 4.15%, Maturing August 25, 2012	5,912,511
Simmons Co.
	18,290,235	Term Loan, 5.61%, Maturing December 19, 2011	16,461,211
	2,500,000	Term Loan, 8.20%, Maturing February 15, 2012	1,637,500
			$64,857,201
Industrial Equipment — 2.2%
CEVA Group PLC U.S.
EUR	649,491	Term Loan, 7.39%, Maturing January 4, 2014	$943,779
EUR	1,102,908	Term Loan, 7.39%, Maturing January 4, 2014	1,602,643
EUR	1,355,481	Term Loan, 7.39%, Maturing January 4, 2014	1,969,658
EUR	1,135,787	Term Loan, 7.73%, Maturing January 4, 2014	1,650,419
Colfax Corp.
	1,983,244	Term Loan, 5.00%, Maturing May 30, 2009	1,943,579
EUR	3,591,204	Term Loan, 6.98%, Maturing December 19, 2011	5,507,278
EPD Holdings (Goodyear Engineering Products)
	352,242	Term Loan, 5.37%, Maturing July 13, 2014	291,921
	9,424,516	Term loan, 5.40%, Maturing July 13, 2014	7,810,567
	2,000,000	Term Loan, 8.65%, Maturing July 13, 2015	1,280,000

See notes to financial statements
24

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Flowserve Corp.
	3,616,499	Term Loan, 4.25%, Maturing August 10, 2012	$3,444,715
FR Brand Acquisition Corp.
	9,062,770	Term Loan, 5.01%, Maturing February 7, 2014	8,043,208
Generac Acquisition Corp.
	9,785,624	Term Loan, 5.18%, Maturing November 7, 2013	7,936,141
Gleason Corp.
	1,940,737	Term Loan, 4.65%, Maturing June 30, 2013	1,804,885
	1,518,056	Term Loan, 4.65%, Maturing June 30, 2013	1,411,792
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, Maturing December 27, 2010(2)(3)	3,390,356
GBP	2,425,022	Term Loan, 8.22%, Maturing December 27, 2010	3,602,158
Itron, Inc.
GBP	790,000	Term Loan, 8.01%, Maturing April 18, 2014	1,388,613
Jason, Inc.
	1,923,720	Term Loan, 5.22%, Maturing April 30, 2010	1,702,492
John Maneely Co.
	13,350,760	Term Loan, 6.03%, Maturing December 8, 2013	12,058,593
KION Group GmbH
	2,250,000	Term Loan, 6.75%, Maturing December 23, 2014	2,098,125
	2,250,000	Term Loan, 7.25%, Maturing December 23, 2015	2,098,125
Polypore, Inc.
	1,999,803	Term Loan, 0.00%, Maturing July 3, 2013(2)	1,739,829
	16,857,538	Term Loan, 5.11%, Maturing July 3, 2014	16,098,948
EUR	1,106,137	Term Loan, 6.64%, Maturing July 3, 2014	1,481,045
TFS Acquisition Corp.
	4,422,551	Term Loan, 6.20%, Maturing August 11, 2013	4,112,972
			$95,411,841
Insurance — 1.1%
Alliant Holdings I, Inc.
	7,338,125	Term Loan, 5.70%, Maturing August 21, 2014	$6,897,838
CCC Information Services Group, Inc.
	4,362,620	Term Loan, 4.91%, Maturing February 10, 2013	4,231,742
Conseco, Inc.
	23,388,206	Term Loan, 4.86%, Maturing October 10, 2013	17,930,966
Crump Group, Inc.
	6,898,446	Term Loan, 5.70%, Maturing August 4, 2014	6,346,570
Hub International Holdings, Inc.
	465,194	Term Loan, 4.40%, Maturing June 13, 2014(2)	419,256
	6,505,483	Term Loan, 5.20%, Maturing June 13, 2014	5,863,066
U.S.I. Holdings Corp.
	7,071,562	Term Loan, 5.45%, Maturing May 4, 2014	6,647,269
			$48,336,707

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 5.6%
24 Hour Fitness Worldwide, Inc.
	2,967,140	Term Loan, 5.93%, Maturing June 8, 2012	$2,655,590
AMC Entertainment, Inc.
	16,602,585	Term Loan, 4.64%, Maturing January 26, 2013	15,719,095
AMF Bowling Worldwide, Inc.
	6,004,625	Term Loan, 5.47%, Maturing June 8, 2013	4,803,700
Bombardier Recreational Products
	13,400,000	Term Loan, 5.32%, Maturing June 28, 2013	11,903,662
Carmike Cinemas, Inc.
	5,978,516	Term Loan, 6.49%, Maturing May 19, 2012	5,679,591
	3,268,644	Term Loan, 6.60%, Maturing May 19, 2012	3,105,212
Cedar Fair, L.P.
	4,912,500	Term Loan, 4.86%, Maturing August 31, 2011	4,684,614
	3,978,935	Term Loan, 4.86%, Maturing August 30, 2012	3,794,356
Cinemark, Inc.
	26,436,214	Term Loan, 4.66%, Maturing October 5, 2013	25,269,293
Dave & Buster's, Inc.
	815,456	Term Loan, 4.95%, Maturing March 8, 2013	758,374
	2,086,817	Term Loan, 4.95%, Maturing March 8, 2013	1,940,740
Deluxe Entertainment Services
	271,434	Term Loan, 4.95%, Maturing January 28, 2011	237,505
	516,186	Term Loan, 4.95%, Maturing January 28, 2011	451,663
	5,507,882	Term Loan, 5.04%, Maturing January 28, 2011	4,819,397
DW Funding, LLC
	4,983,964	Term Loan, 4.57%, Maturing April 30, 2011	4,784,606
Easton-Bell Sports, Inc.
	7,437,875	Term Loan, 4.65%, Maturing March 16, 2012	6,563,925
Fender Musical Instruments Corp.
	1,313,317	Term Loan, 6.97%, Maturing June 9, 2014	1,090,053
	4,591,934	Term Loan, 7.16%, Maturing June 9, 2014	3,811,305
Lions Gate Entertainment, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing December 31, 2008(2)	960,000
Mega Blocks, Inc.
	1,895,891	Term Loan, 8.25%, Maturing July 26, 2012	1,666,014
Metro-Goldwyn-Mayer Holdings, Inc.
	50,125,860	Term Loan, 5.95%, Maturing April 8, 2012	40,273,021
National CineMedia, LLC
	16,250,000	Term Loan, 4.62%, Maturing February 13, 2015	15,147,324
Odeon
EUR	1,064,322	Term Loan, 6.84%, Maturing April 2, 2015	1,497,552
GBP	623,547	Term Loan, 8.16%, Maturing April 2, 2015	1,118,672
EUR	1,064,322	Term Loan, 7.21%, Maturing April 2, 2016	1,501,695
GBP	623,547	Term Loan, 8.54%, Maturing April 2, 2016	1,120,731
Regal Cinemas Corp.
	25,027,778	Term Loan, 4.20%, Maturing November 10, 2010	23,823,316

See notes to financial statements
25

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Revolution Studios Distribution Co., LLC
	6,481,895	Term Loan, 6.62%, Maturing December 21, 2014	$5,995,753
Six Flags Theme Parks, Inc.
	14,462,925	Term Loan, 5.20%, Maturing April 30, 2015	12,921,727
Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.44%, Maturing December 22, 2010	8,360,000
Universal City Development Partners, Ltd.
	9,996,088	Term Loan, 4.63%, Maturing June 9, 2011	9,758,681
WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	349,050
	13,462,451	Term Loan, 4.98%, Maturing February 28, 2011	12,444,353
Zuffa, LLC
	2,481,250	Term Loan, 4.88%, Maturing June 20, 2016	1,674,844
			$240,685,414
Lodging and Casinos — 3.6%
Bally Technologies, Inc.
	8,480,980	Term Loan, 7.36%, Maturing September 5, 2009	$8,337,864
Choctaw Resort Development Enterprise
	3,458,296	Term Loan, 6.47%, Maturing November 4, 2011	3,250,798
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.38%, Maturing June 30, 2014	2,117,385
EUR	1,500,000	Term Loan, 7.76%, Maturing June 30, 2015	2,121,275
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.25%, Maturing November 20, 2014	2,740,586
GBP	1,500,000	Term Loan, 8.75%, Maturing November 20, 2015	2,740,586
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.21%, Maturing December 12, 2012(2)	9,209,558
GBP	6,847,984	Term Loan, 8.01%, Maturing December 12, 2013	12,422,050
GBP	5,933,651	Term Loan, 8.51%, Maturing December 12, 2014	10,763,476
Green Valley Ranch Gaming, LLC
	7,072,743	Term Loan, 4.93%, Maturing February 16, 2014	5,693,558
Harrah's Operating Co.
	2,000,000	Term Loan, Maturing January 28, 2015(4)	1,879,463
	1,000,000	Term Loan, Maturing January 28, 2015(4)	943,750
Herbst Gaming, Inc.
	2,495,403	Term Loan, 9.85%, Maturing December 2, 2011	1,785,773
	6,276,496	Term Loan, 10.75%, Maturing December 2, 2011	4,491,617
Isle of Capri Casinos, Inc.
	10,033,008	Term Loan, 4.45%, Maturing November 30, 2013	8,879,212
	142,290	Term Loan, 4.45%, Maturing November 30, 2013	125,927
	5,482,103	Term Loan, 4.45%, Maturing November 30, 2013	4,851,661
LodgeNet Entertainment Corp.
	5,878,075	Term Loan, 4.70%, Maturing April 4, 2014	5,202,096

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	New World Gaming Partners, Ltd.
	9,746,406	Term Loan, 5.19%, Maturing June 30, 2014	$8,308,811
	954,167	Term Loan, 5.19%, Maturing June 30, 2014	813,427
	Penn National Gaming, Inc.
	14,842,318	Term Loan, 4.93%, Maturing October 3, 2012	14,388,796
	Scandic Hotels
EUR	1,724,568	Term Loan, 6.84%, Maturing April 25, 2015	2,406,413
EUR	1,724,568	Term Loan, 7.22%, Maturing April 25, 2016	2,413,126
	Seminole Tribe of Florida
	1,367,360	Term Loan, 4.25%, Maturing March 5, 2014	1,333,176
	352,718	Term Loan, 4.48%, Maturing March 5, 2014	343,900
	1,392,439	Term Loan, 4.63%, Maturing March 5, 2014	1,357,628
	Venetian Casino Resort/Las Vegas Sands Inc.
	9,006,667	Term Loan, 0.00%, Maturing May 14, 2014(2)	8,293,294
	23,158,333	Term Loan, 4.45%, Maturing May 23, 2014	21,324,078
	VML US Finance, LLC
	3,333,333	Term Loan, 4.95%, Maturing May 25, 2012	3,185,627
	2,000,000	Term Loan, 4.95%, Maturing May 25, 2013	1,911,376
			$153,636,287
	Nonferrous Metals / Minerals — 1.2%
	Compass Minerals Group, Inc.
	1,293,347	Term Loan, 4.94%, Maturing December 22, 2012	$1,254,546
	Euramax International, Inc.
	4,408,661	Term Loan, 8.00%, Maturing June 28, 2012	3,698,867
GBP	894,902	Term Loan, 10.68%, Maturing June 29, 2012	1,506,538
	Magnum Coal Co.
	1,375,000	Term Loan, 9.75%, Maturing March 15, 2013	1,366,406
	7,975,000	Term Loan, 9.75%, Maturing March 15, 2013	7,925,156
	Murray Energy Corp.
	7,638,912	Term Loan, 7.91%, Maturing January 28, 2010	7,256,966
	Noranda Aluminum Acquisition
	1,955,586	Term Loan, 5.07%, Maturing May 18, 2014	1,857,806
	Novelis, Inc.
	2,024,520	Term Loan, 4.70%, Maturing June 28, 2014	1,928,355
	4,453,943	Term Loan, 4.70%, Maturing June 28, 2014	4,242,381
	Oxbow Carbon and Mineral Holdings
	1,368,080	Term Loan, 4.86%, Maturing May 8, 2014	1,240,962
	15,281,664	Term Loan, 4.88%, Maturing May 8, 2014	13,861,737
	Thompson Creek Metals Co.
	5,855,644	Term Loan, 7.48%, Maturing October 26, 2012	5,797,087
	Tube City IMS Corp.
	162,162	Term Loan, 4.95%, Maturing January 25, 2014	147,568
	1,324,459	Term Loan, 4.95%, Maturing January 25, 2014	1,205,258
			$53,289,633

See notes to financial statements
26

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas — 1.6%
	Atlas Pipeline Partners, L.P.
	4,960,000	Term Loan, 5.62%, Maturing July 20, 2014	$4,846,332
	Citgo Petroleum Corp.
	4,839,952	Term Loan, 4.11%, Maturing November 15, 2012	4,549,554
	Dresser, Inc.
	6,167,014	Term Loan, 5.31%, Maturing May 4, 2014	5,961,449
	Dynegy Holdings, Inc.
	26,178,793	Term Loan, 4.36%, Maturing April 2, 2013	24,717,152
	1,287,833	Term Loan, 4.36%, Maturing April 2, 2013	1,215,930
	Enterprise GP Holdings, L.P.
	2,400,000	Term Loan, 4.96%, Maturing October 31, 2014	2,361,000
	Hercules Offshore, Inc.
	3,285,100	Term Loan, 4.45%, Maturing July 6, 2013	3,208,449
	Primary Natural Resources, Inc.
	13,181,000	Term Loan, 5.00%, Maturing July 28, 2010	12,503,497
	Targa Resources, Inc.
	4,828,492	Term Loan, 4.70%, Maturing October 31, 2012	4,645,010
	3,761,945	Term Loan, 6.83%, Maturing October 31, 2012	3,618,991
			$67,627,364
	Publishing — 9.9%
	American Media Operations, Inc.
	20,000,000	Term Loan, 7.25%, Maturing January 31, 2013	$18,325,000
	Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 4.88%, Maturing September 27, 2013	5,937,750
EUR	708,499	Term Loan, 6.98%, Maturing September 27, 2013	966,282
	Black Press US Partnership
	922,110	Term Loan, 5.09%, Maturing August 2, 2013	843,730
	1,518,769	Term Loan, 5.09%, Maturing August 2, 2013	1,389,673
	CanWest MediaWorks, Ltd.
	7,344,500	Term Loan, 5.09%, Maturing July 10, 2014	7,050,720
	Dex Media West, LLC
	5,028,383	Term Loan, 4.48%, Maturing March 9, 2010	4,912,730
	1,453,875	Term Loan, 4.56%, Maturing September 9, 2010	1,424,191
	GateHouse Media Operating, Inc.
	1,825,000	Term Loan, 4.75%, Maturing August 28, 2014	1,237,578
	13,275,000	Term Loan, 5.09%, Maturing August 28, 2014	9,002,109
	7,750,000	Term Loan, 5.25%, Maturing August 28, 2014	5,328,125
	Hanley-Wood, LLC
	7,462,500	Term Loan, 4.95%, Maturing March 8, 2014	5,643,516
	Idearc, Inc.
	43,189,980	Term Loan, 4.71%, Maturing November 17, 2014	35,739,708
	Josten's Corp.
	2,000,000	Revolving Loan, 4.58%, Maturing October 4, 2009(2)	1,920,000

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Local Insight Regatta Holdings, Inc.
	1,250,000	Term Loan, 7.75%, Maturing April 23, 2015	$1,153,906
MediaNews Group, Inc.
	9,989,267	Term Loan, 4.63%, Maturing August 25, 2010	7,891,521
	4,555,877	Term Loan, 5.13%, Maturing August 2, 2013	3,348,570
Mediannuaire Holding
EUR	7,000,000	Term Loan, 6.11%, Maturing October 24, 2013	9,881,543
EUR	2,000,000	Term Loan, 6.61%, Maturing October 10, 2014	2,543,196
EUR	2,000,000	Term Loan, 7.11%, Maturing October 10, 2015	2,547,867
Merrill Communications, LLC
	10,327,282	Term Loan, 4.95%, Maturing February 9, 2009	8,984,735
Nebraska Book Co., Inc.
	9,002,234	Term Loan, 5.13%, Maturing March 4, 2011	8,282,055
Nelson Education, Ltd.
	298,500	Term Loan, 5.20%, Maturing July 5, 2014	264,173
Newspaper Holdings, Inc.
	19,650,000	Term Loan, 4.63%, Maturing July 24, 2014	16,211,250
Nielsen Finance, LLC
	37,191,718	Term Loan, 5.10%, Maturing August 9, 2013	35,270,134
Philadelphia Newspapers, LLC
	6,012,873	Term Loan, 6.60%, Maturing June 29, 2013	5,141,006
R.H. Donnelley Corp.
	27,973,373	Term Loan, 4.41%, Maturing June 30, 2010	26,579,068
	6,499,010	Term Loan, 4.27%, Maturing June 30, 2011	6,169,997
Reader's Digest Association
	8,000,000	Revolving Loan, 4.90%, Maturing March 2, 2013(2)	6,760,000
	36,597,769	Term Loan, 4.94%, Maturing March 2, 2014	30,815,321
Seat Pagine Gialle SpA
EUR	6,455,496	Term Loan, 4.39%, Maturing May 25, 2012	9,162,765
SGS International, Inc.
	985,883	Term Loan, 5.60%, Maturing December 30, 2011	911,942
	1,197,438	Term Loan, 6.91%, Maturing December 30, 2011	1,107,630
Source Media, Inc.
	10,874,832	Term Loan, 4.95%, Maturing November 8, 2011	9,950,471
Springer Science+Business Media
	1,712,542	Term Loan, 6.72%, Maturing May 5, 2010	1,507,037
	8,560	Term Loan, 7.09%, Maturing May 5, 2011	7,752
	1,759,273	Term Loan, 7.47%, Maturing May 5, 2012	1,593,241
	1,508,560	Term Loan, 7.47%, Maturing May 5, 2012	1,366,190
EUR	15,838	Term Loan, 7.47%, Maturing May 5, 2012	22,403
The Star Tribune Co.
	8,217,000	Term Loan, 4.95%, Maturing March 5, 2014	4,420,746
Thomas Nelson, Inc.
	1,965,000	Term Loan, 5.01%, Maturing June 12, 2012	1,621,125

See notes to financial statements
27

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
TL Acquisitions, Inc.
	8,009,750	Term Loan, 5.34%, Maturing July 5, 2014	$7,445,727
Trader Media Corp.
GBP	17,310,500	Term Loan, 8.00%, Maturing March 23, 2015	28,484,537
Tribune Co.
	13,100,000	Term Loan, 5.48%, Maturing May 17, 2009	12,494,125
	25,606,500	Term Loan, 5.54%, Maturing May 17, 2014	19,044,834
World Directories Acquisition
EUR	8,776,758	Term Loan, 6.39%, Maturing May 31, 2014	11,814,125
Xsys US, Inc.
	7,701,575	Term Loan, 4.88%, Maturing September 27, 2013	6,700,370
EUR	791,501	Term Loan, 6.98%, Maturing September 27, 2013	1,079,484
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,750,572
	7,866,565	Term Loan, 4.88%, Maturing September 27, 2014	6,857,025
EUR	2,750,000	Term Loan, 6.98%, Maturing September 27, 2014	3,750,572
EUR	1,000,000	Term Loan, 9.02%, Maturing September 27, 2015	1,292,227
Yell Group, PLC
	19,025,000	Term Loan, 4.86%, Maturing February 10, 2013	16,928,845
			$422,879,199
Radio and Television — 5.3%
Block Communications, Inc.
	6,945,162	Term Loan, 4.70%, Maturing December 22, 2011	$6,597,904
Citadel Broadcasting Corp.
	32,925,000	Term Loan, 4.39%, Maturing June 12, 2014	28,397,813
CMP Susquehanna Corp.
	2,000,000	Term Loan, 4.81%, Maturing May 5, 2011(2)	1,590,000
	10,227,194	Term Loan, 4.85%, Maturing May 5, 2013	8,011,299
Cumulus Media, Inc.
	14,341,795	Term Loan, 4.47%, Maturing June 11, 2014	12,360,835
Discovery Communications, Inc.
	7,505,725	Term Loan, 4.70%, Maturing April 30, 2014	7,287,594
Emmis Operating Co.
	6,170,631	Term Loan, 4.67%, Maturing November 2, 2013	5,374,619
Entravision Communications Corp.
	897,560	Term Loan, 4.20%, Maturing September 29, 2013	801,072
Gray Television, Inc.
	9,784,231	Term Loan, 4.19%, Maturing January 19, 2015	8,536,742
HIT Entertainment, Inc.
	1,445,882	Term Loan, 5.07%, Maturing March 20, 2012	1,308,523
Local TV Finance, LLC
	1,985,000	Term Loan, 5.16%, Maturing May 7, 2013	1,717,025
NEP II, Inc.
	5,340,989	Term Loan, 4.95%, Maturing February 16, 2014	4,849,175

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Nexstar Broadcasting, Inc.
	10,930,700	Term Loan, 4.45%, Maturing October 1, 2012	$10,056,244
	8,357,024	Term Loan, 4.65%, Maturing October 1, 2012	7,688,462
	NextMedia Operating, Inc.
	431,353	Term Loan, 6.72%, Maturing November 15, 2012	383,904
	967,191	Term Loan, 6.80%, Maturing November 15, 2012	860,800
	PanAmSat Corp.
	6,787,134	Term Loan, 5.18%, Maturing January 3, 2014	6,449,901
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	Paxson Communications Corp.
	14,925,000	Term Loan, 5.96%, Maturing January 15, 2012	11,940,000
	Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 4.44%, Maturing June 25, 2014	7,833,370
	Spanish Broadcasting System, Inc.
	11,846,336	Term Loan, 4.45%, Maturing June 10, 2012	10,010,154
	Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.39%, Maturing January 19, 2015	8,305,989
EUR	6,300,000	Term Loan, 6.65%, Maturing January 19, 2016	8,305,989
	Univision Communications, Inc.
	6,125,000	Term Loan, 5.36%, Maturing March 29, 2009	5,890,210
	45,733,221	Term Loan, 5.15%, Maturing September 29, 2014	38,630,303
	Young Broadcasting, Inc.
	980,000	Term Loan, 5.25%, Maturing November 3, 2012	885,675
	8,348,913	Term Loan, 5.36%, Maturing November 3, 2012	7,545,330
			$224,514,856
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
	7,956,817	Term Loan, 4.99%, Maturing April 26, 2013	$7,688,274
	1,985,000	Term Loan, 4.38%, Maturing April 28, 2013	1,920,488
	RailAmerica, Inc.
	4,000,000	Term Loan, 5.32%, Maturing August 14, 2008	3,900,000
			$13,508,762
	Retailers (Except Food and Drug) — 2.1%
	American Achievement Corp.
	4,442,057	Term Loan, 4.98%, Maturing March 25, 2011	$4,108,903
	Amscan Holdings, Inc.
	4,430,250	Term Loan, 5.16%, Maturing May 25, 2013	3,787,864
	Claire's Stores, Inc.
	3,027,125	Term Loan, 5.56%, Maturing May 24, 2014	2,420,756
	Cumberland Farms, Inc.
	2,886,339	Term Loan, 4.86%, Maturing September 29, 2013	2,713,158

See notes to financial statements
28

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
FTD, Inc.
	4,107,683	Term Loan, 4.61%, Maturing July 28, 2013	$3,943,376
Harbor Freight Tools USA, Inc.
	8,972,206	Term Loan, 5.15%, Maturing July 15, 2010	7,861,896
Josten's Corp.
	5,046,422	Term Loan, 6.72%, Maturing October 4, 2011	4,861,384
Mapco Express, Inc.
	3,320,423	Term Loan, 5.62%, Maturing April 28, 2011	3,137,800
Neiman Marcus Group, Inc.
	3,055,758	Term Loan, 4.76%, Maturing April 5, 2013	2,925,253
Orbitz Worldwide, Inc.
	8,706,250	Term Loan, 5.79%, Maturing July 25, 2014	7,487,375
Oriental Trading Co., Inc.
	2,000,000	Term Loan, 8.87%, Maturing January 31, 2013	1,500,000
	11,460,618	Term Loan, 5.23%, Maturing July 31, 2013	9,283,101
Rent-A-Center, Inc.
	6,311,968	Term Loan, 4.92%, Maturing November 15, 2012	5,941,140
Rover Acquisition Corp.
	1,970,025	Term Loan, 5.03%, Maturing October 26, 2013	1,793,708
Savers, Inc.
	2,790,000	Term Loan, 5.48%, Maturing August 11, 2012	2,622,600
	3,044,373	Term Loan, 5.49%, Maturing August 11, 2012	2,861,711
The Yankee Candle Company, Inc.
	6,171,985	Term Loan, 4.61%, Maturing February 6, 2014	5,635,023
Vivarte
EUR	5,688,988	Term Loan, 6.35%, Maturing May 29, 2015	7,007,238
EUR	247,396	Term Loan, 6.35%, Maturing May 29, 2015	304,722
EUR	63,616	Term Loan, 6.35%, Maturing May 29, 2015	78,357
EUR	5,688,988	Term Loan, 6.85%, Maturing May 29, 2016	7,011,268
EUR	247,396	Term Loan, 6.85%, Maturing May 29, 2016	304,898
EUR	63,616	Term Loan, 6.85%, Maturing May 29, 2016	78,402
			$87,669,933
Steel — 0.1%
Algoma Acquisition Corp.
	2,318,925	Term Loan, 7.33%, Maturing June 20, 2013	$2,150,803
			$2,150,803
Surface Transport — 0.5%
Delphi Acquisition Holding, Inc.
	1,183,488	Term Loan, 5.07%, Maturing April 10, 2015	$1,094,726
	282,788	Term Loan, 5.07%, Maturing April 10, 2015	261,579
	1,466,276	Term Loan, 5.57%, Maturing April 10, 2016	1,356,305

Principal Amount*		Borrower/Tranche Description	Value
Surface Transport (continued)
Ozburn-Hessey Holding Co., LLC
	3,900,907	Term Loan, 6.16%, Maturing August 9, 2012	$3,549,825
Swift Transportation Co., Inc.
	6,000,000	Term Loan, 5.80%, Maturing May 10, 2012	4,260,000
	15,927,907	Term Loan, 6.50%, Maturing May 10, 2014	11,869,604
			$22,392,039
Telecommunications — 3.1%
Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 4.45%, Maturing February 1, 2012	$2,479,232
	8,111,697	Term Loan, 4.45%, Maturing February 1, 2012	7,697,425
Alltell Communication
	7,810,750	Term Loan, 5.47%, Maturing May 16, 2015	7,192,943
Asurion Corp.
	16,000,000	Term Loan, 6.10%, Maturing July 13, 2012	14,806,672
	2,000,000	Term Loan, 9.39%, Maturing January 13, 2013	1,797,500
BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.61%, Maturing September 30, 2014	3,636,619
EUR	2,500,000	Term Loan, 6.86%, Maturing September 30, 2015	3,639,915
Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014(2)	2,817,281
	6,886,697	Term Loan, 4.39%, Maturing May 29, 2014	6,507,929
Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,162,500
	9,147,788	Term Loan, 4.72%, Maturing February 9, 2011	8,941,962
CommScope, Inc.
	2,500,000	Term Loan, Maturing November 19, 2014(4)	2,375,000
	7,848,387	Term Loan, 5.19%, Maturing November 19, 2014	7,520,645
FairPoint Communications, Inc.
	4,000,000	Term Loan, 5.63%, Maturing March 31, 2015	3,550,832
Hargray Acquisition Co.
	3,341,657	Term Loan, 4.95%, Maturing June 29, 2014	3,024,200
Intelsat Subsidiary Holding Co.
	7,695,156	Term Loan, 5.18%, Maturing July 3, 2013	7,371,959
Iowa Telecommunications Services
	1,998,000	Term Loan, 4.44%, Maturing November 23, 2011	1,950,548
IPC Systems, Inc.
	9,180,625	Term Loan, 4.95%, Maturing May 31, 2014	7,015,531
GBP	3,431,232	Term Loan, 8.27%, Maturing May 31, 2014	5,198,731
Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.95%, Maturing December 26, 2014	12,147,703
NTelos, Inc.
	5,865,189	Term Loan, 5.27%, Maturing August 24, 2011	5,744,219

See notes to financial statements
29

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Telecommunications (continued)
Palm, Inc.
5,820,750	Term Loan, 6.39%, Maturing April 24, 2014	$4,234,596
Stratos Global Corp.
1,404,153	Term Loan, 5.44%, Maturing February 13, 2012	1,334,823
Telesat Canada, Inc.
399,513	Term Loan, 5.89%, Maturing October 22, 2014(2)	378,258
4,663,394	Term Loan, 5.90%, Maturing October 22, 2014	4,415,288
Windstream Corp.
4,355,127	Term Loan, 4.22%, Maturing July 17, 2013	4,259,471
		$134,201,782
Utilities — 1.7%
AEI Finance Holding, LLC
1,409,088	Revolving Loan, 5.70%, Maturing March 30, 2012	$1,247,043
8,861,217	Term Loan, 5.69%, Maturing March 30, 2014	7,842,177
BRSP, LLC
14,178,029	Term Loan, 7.91%, Maturing July 13, 2009	13,185,567
Covanta Energy Corp.
2,909,601	Term Loan, 4.19%, Maturing February 9, 2014	2,784,730
4,856,051	Term Loan, 5.08%, Maturing February 9, 2014	4,647,643
Mirant North America, LLC
892,296	Term Loan, 4.61%, Maturing January 3, 2013	870,308
NRG Energy, Inc.
8,553,146	Term Loan, 4.20%, Maturing June 1, 2014	8,224,919
17,518,446	Term Loan, 4.20%, Maturing June 1, 2014	16,846,176
NSG Holdings, LLC
202,483	Term Loan, 4.35%, Maturing June 15, 2014	189,322
1,528,592	Term Loan, 4.35%, Maturing June 15, 2014	1,429,233
Pike Electric, Inc.
2,323,673	Term Loan, 4.25%, Maturing July 1, 2012	2,213,299
1,766,811	Term Loan, 4.44%, Maturing December 10, 2012	1,682,887
TXU Texas Competitive Electric Holdings Co., LLC
4,303,375	Term Loan, 6.58%, Maturing October 10, 2014	4,128,550
6,293,375	Term Loan, 6.58%, Maturing October 10, 2014	6,033,383
		$71,325,237
Total Senior Floating-Rate Interests (identified cost $4,755,548,397)		$4,333,991,118

Corporate Bonds & Notes — 0.3%
Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
$6,300	5.463%, 10/15/13	$5,819,625
		$5,819,625
Radio and Television — 0.1%
Paxson Communications Corp., Variable Rate
$3,000	5.963%, 1/15/12(5)	$2,441,250
		$2,441,250
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.05%, 6/15/13	$5,630,625
		$5,630,625
Total Corporate Bonds & Notes (identified cost $15,143,870)		$13,891,500
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(6)	$315,435
		$315,435
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(3)(6)(7)	$0
Total Common Stocks (identified cost $1,051,450)		$315,435

See notes to financial statements
30

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Asset Backed Securities — 0.3%
Principal Amount (000's omitted)	Security	Value
Alzette European CLO SA, Series 2004-1A, Class E2
$1,180	11.86%, 12/15/20(5)(8)	$1,070,531
Assemblies of God Financial Real Estate, Series 2004-1A, Class A,
5,459	7.019%, 6/15/29(5)(8)	5,458,540
Avalon Capital Ltd. 3, Series 1A, Class D,
1,140	5.043%, 2/24/19(5)(8)	810,438
Babson Ltd., Series 2005-1A, Class C1,
1,500	4.663%, 4/15/19(5)(8)	1,006,557
Bryant Park CDO Ltd., Series 2005-1A, Class C,
1,500	4.763%, 1/15/19(5)(8)	1,035,656
Carlyle High Yield Partners, Series 2004-6A, Class C,
1,500	5.546%, 8/11/16(5)(8)	1,102,839
Centurion CDO 8 Ltd., Series 2005-8A, Class D,
1,000	8.49%, 3/8/17(8)	752,670
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D,
2,000	7.31%, 1/15/18(5)(8)	1,353,814
Total Asset Backed Securities (identified cost $15,221,020)		$12,591,045
Preferred Stocks — 0.0%
Shares	Security	Value
2,484	Environmental Systems Products Holdings, Series A(3)(6)(7)	$223,535
350	Hayes Lemmerz International(6)(7)	6,454
Total Preferred Stocks (identified cost $60,970)		$229,989
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$59,680
Total Closed-End Investment Companies (identified cost $72,148)		$59,680

Short-Term Investments — 0.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	23,027	$23,027,472
Total Short-Term Investments (identified cost $23,027,472)		$23,027,472
Total Investments — 102.5% (identified cost $4,810,125,327)		$4,384,106,239
Less Unfunded Loan Commitments — (2.3)%	$(97,615,914)
Net Investments — 100.2% (identified cost $4,712,509,413)		$4,286,490,325
Other Assets, Less Liabilities — (0.2)%		$(9,362,221)
Net Assets — 100.0%		$4,277,128,104

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

See notes to financial statements
31

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $14,279,625 or 0.3% of the Portfolio's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements
32

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $4,689,481,941)	$4,263,462,853
Affiliated investment, at value (identified cost, $23,027,472)	23,027,472
Cash	9,093,437
Foreign currency, at value (identified cost, $363,602)	362,546
Receivable for investments sold	40,811,392
Dividends and interest receivable	34,906,533
Interest receivable from affiliated investment	80,347
Receivable for open forward foreign currency contracts	2,135,652
Receivable for open swap contracts	622,148
Other assets	729,617
Total assets	$4,375,231,997
Liabilities
Demand note payable	$85,000,000
Payable for investments purchased	10,521,253
Payable to affiliate for investment adviser fee	1,795,566
Payable to affiliate for Trustees' fees	2,384
Payable for open swap contracts	416,686
Accrued expenses	368,004
Total liabilities	$98,103,893
Net Assets applicable to investors' interest in Portfolio	$4,277,128,104
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$4,699,395,008
Net unrealized depreciation (computed on the basis of identified cost)	(422,266,904)
Total	$4,277,128,104

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$197,905,224
Dividends	5,566
Interest income allocated from affiliated investment	1,064,922
Expenses allocated from affiliated investment	(126,580)
Total investment income	$198,849,132
Expenses
Investment adviser fee	$13,125,415
Trustees' fees and expenses	15,288
Legal and accounting services	462,573
Custodian fee	284,372
Interest expense	5,850,461
Miscellaneous	109,289
Total expenses	$19,847,398
Deduct — Reduction of custodian fee	$34,831
Total expense reductions	$34,831
Net expenses	$19,812,567
Net investment income	$179,036,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(79,209,787)
Swap contracts	612,202
Foreign currency and forward foreign currency exchange contract transactions	(25,231,875)
Net realized loss	$(103,829,460)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(328,673,191)
Swap contracts	(964,233)
Foreign currency and forward foreign currency exchange contracts	7,745,997
Net change in unrealized appreciation (depreciation)	$(321,891,427)
Net realized and unrealized loss	$(425,720,887)
Net decrease in net assets from operations	$(246,684,322)

See notes to financial statements
33

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$179,036,565	$532,790,844
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(103,829,460)	(77,108,718)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(321,891,427)	(134,160,493)
Net increase (decrease) in net assets from operations	$(246,684,322)	$321,521,633
Capital transactions — Contributions	$697,652,440	$3,205,618,648
Withdrawals	(3,025,439,557)	(4,106,033,877)
Net decrease in net assets from capital transactions	$(2,327,787,117)	$(900,415,229)
Net decrease in net assets	$(2,574,471,439)	$(578,893,596)
Net Assets
At beginning of period	$6,851,599,543	$7,430,493,139
At end of period	$4,277,128,104	$6,851,599,543

See notes to financial statements
34

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.78%		0.58%	0.54%	0.54%	0.56%	0.61%
Net investment income	7.02%		6.94%	6.44%	4.68%	3.27%	4.05%
Portfolio Turnover	3%		61%	50%	57%	67%	64%
Total Return	(4.02	)%(2)	4.62%	6.36%	4.77%	3.93%	6.91%
Net assets, end of period (000's omitted)	$4,277,128		$6,851,600	$7,430,493	$6,506,058	$5,389,638	$2,217,874

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Not annualized.

See notes to financial statements
35

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 65.3%, 18.3%, 10.9%, 3.0% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

36

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of

37

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio's average daily net assets up $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, and at reduced rates as daily net assets exceed that level and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and Shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $13,242,547 of which $117,132 was allocated from Cash Management and $13,125,415 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.52% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six

38

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $157,889,699 and $2,327,989,895, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,712,753,964
Gross unrealized appreciation	$16,117,342
Gross unrealized depreciation	(442,380,981)
Net unrealized depreciation	$(426,263,639)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470		223,535
Hayes Lemmerz International	6/23/03	350	17,500		6,454
Total Restricted Securities			$60,970		$229,989

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	British Pound Sterling 74,487,329	United States Dollar 147,863,307	$613,942
5/30/08	Euro 254,967,230	United States Dollar 398,001,296	1,439,673
5/30/08	Swiss Franc 16,104,244	United States Dollar 15,549,590	82,037
			$2,135,652

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Avago
Brothers, Inc.	Technologies,
	Inc.	Sell	$5,000	2.10%	12/20/10	$12,737
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	174,447
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	101,487
Lehman Brothers, Inc.	Inergy, L.P.	Sell	6,500	2.20	3/20/10	38,692
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	28,383
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	90,467

39

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Pinnacle
Brothers, Inc.	Entertainment,
	Inc.	Sell	$3,000	2.00%	6/20/10	$(136,498)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(110,636)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	175,935
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/21/11	(84,141)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(58,058)
Lehman	The Hertz
Brothers, Inc.	Corp.	Sell	5,000	1.80	3/20/11	(27,353)
Total						$205,462

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $1 billion ($1.5 billion prior to March 24, 2008) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.07% prior to March 24, 2008) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $85,000,000. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $277,197,802 and 4.02%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

40

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

41

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

42

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

43

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

44

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

45

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES CONT'D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/08  FRSRC

Semiannual Report April 30, 2008

EATON VANCE
FLOATING-RATE
& HIGH INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

INVESTMENT UPDATE

Scott H. Page, CFA

Co-Portfolio Manager

Craig P. Russ, CFA

Co-Portfolio Manager

Michael W. Weilheimer, CFA

Co-Portfolio Manager

Thomas J. Huggins, CFA

Co-Portfolio Manager

Economic and Market Conditions

•

The price dislocation in credit markets that began in the second half of 2007 worsened during the first quarter of 2008. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off that affected not just the loan market but other fixed income and equity asset classes as well. This turmoil led to the collapse of Bear Stearns, and to the Federal Reserve’s (the Fed) unprecedented action to provide liquidity to the broader market to avert a possible risk of financial market collapse. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen about 4-5% by December 2007, declined a further 7-8% by mid-February before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising steadily since mid-March 2008 and, as of April 30, 2008, were up approximately 4-5% from their mid-February bottom. Management is cautiously optimistic that the worst is behind us.

•

Notwithstanding the market turmoil, management believes that the bank loan asset class fundamentals remain relatively benign. Default rates in the market place have increased to 1%, but remain well below historical averages of 3%. According to S&P’s Leveraged Commentary & Data, the market expectations are for default rates to reach 5% in 2008 and 2009. While default risks have certainly increased in the past several months due to the weakening economy, management believes they are contained and are already priced into the asset class. Actual realized credit losses from defaulted loans during the six months ended April 30, 2008 were minimal.

•

The high-yield bond market was pulled lower by a weakening economy and a risk-aversion among fixed-income investors. Despite a series of aggressive interest rate cuts by the Fed, the poor climate for high-yield bonds reduced the availability of financing for many borrowers. Spreads widened to around 850 basis points (8.50%) by early March 2008. At mid-March, the market began to recover, as the Fed’s injection of liquidity into the credit markets relieved investors’ concerns. By April, the backlog of unsold bonds for leveraged buy-outs was significantly reduced by purchases by private equity funds, hedge funds and sovereign wealth funds. The market rally continued through April, posting one of the strongest one-month rallies in high-yield history.

Management Discussion

•

The Fund’s investment objective is to provide a high level of current income. The Fund currently seeks its objective by investing at least 65% of its total assets in Floating Rate Portfolio and not more than 20% of its total assets in High Income Opportunities Portfolio. The Portfolios are registered investment companies managed by Eaton Vance or its affiliates. Management of Floating Rate Portfolio seeks to invest in a portfolio of senior floating-rate loans that it believes will be less volatile over time than the general loan market.

Eaton Vance Floating-Rate & High Income Fund

Total Return Performance 10/31/07 – 4/30/08

Advisers Class(1)	-3.97%
Class A(1)	-4.04%
Class B(1)	-4.42%
Class C(1)	-4.42%
Class I(1)	-3.93%
S&P/LSTA Leveraged Loan Index(2)	-3.31%

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Advisers Class and Class I shares are offered to investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FUND PERFORMANCE

•

Floating Rate Portfolio’s investments included 471 borrowers at April 30, 2008, with an average loan size of 0.21% of total investments, and no industry constituting more than 10% of total investments. Publishing, health care, cable and satellite television, business equipment and services and chemicals and plastics were the top industry weightings. Building and development represented roughly 6% of total investments and was diversified across home builders, building products, commercial real estate and other general sub-sectors. Home builders represented less than 2% of the Portfolio. The Portfolio had no exposure to subprime loans or subprime lenders.

•

Floating Rate Portfolio had a 15% exposure in European loans at April 30, 2008. While the Portfolio’s involvement in the European leveraged loan market represented further opportunity for diversification, this market was affected similarly to the U.S. market during the recent credit market turmoil. Like the U.S. loan market, defaults and credit losses in the European loan market have been minimal and management believes that market prices should gradually recover here as well.

•

The high-yield portion of the Fund, that portion invested in High Income Opportunities Portfolio, represented 11% of the Fund at the period’s end. Within High Income Opportunities Portfolio, management adopted a normal risk profile, as wide spreads once again compensated investors for additional risk. This was a departure from the Portfolio’s more defensive position amid the historically tight spreads of mid-2007. The Portfolio emphasized companies whose earnings could, in management’s view, help them weather an economic downturn. Management extended duration somewhat, reducing its holdings in short-maturity securities and floating-rate loans. From a quality standpoint, the Portfolio selectively added more B-rated bonds that, in management’s view, could potentially benefit from tighter spreads in a more prolonged market rally. As the Fed’s intervention following the Bear Stearns collapse ignited a rally in mid-March, some of the Portfolio’s lower quality bonds starting to gain some traction.

•

Energy and paper bonds were among High Income Opportunities Portfolio’s better high-yield performers. Oil exploration and production companies benefited from the continuing surge in oil prices during the period. Selected retail bonds fared well later in the period. Unlike many “big box” retailers that have been negatively affected by a weak economy, some specialty retailers have enjoyed relatively stable earnings. Performance during the period was also helped by an underweighting in the troubled auto sector, and by short maturities in the Portfolio’s limited auto holdings.

•

High Income Opportunities Portfolio’s gaming sector bonds were laggard performers, as investors feared the consequences of a pullback in leisure and travel expenditures. Emerging telecom bonds also struggled, as companies found it difficult to gain a competitive foothold in a slow economy.

Portfolio Composition

Top Ten Holdings(1)

By total Floating Rate Portfolio’s investments

UPC Broadband Holding B.V.	1.0
Univision Communications, Inc.	1.0
HCA Inc.	0.9
Metro-Goldwyn-Mayer Holdings, Inc.	0.9
Charter Communications Operating, Inc.	0.9
Sungard Data Systems, Inc.	0.9
Reader’s Digest Association	0.9
Georgia-Pacific Corp.	0.8
Idearc, Inc.	0.8
Nielsen Finance, LLC.	0.8

(1)	Top Ten Holdings represented 8.9% of the Portfolio’s total investments as of 4/30/08. Holdings are shown as a percentage of the Portfolio’s total investments.

Top Five Industries(2)

By total Floating Rate Portfolio’s investments

Publishing	9.8%
Health Care	7.9
Cable & Satellite Television	7.1
Business Equipment & Services	6.4
Chemicals & Plastics	6.3

(2)	Reflects the Portfolio’s investments as of 4/30/08. Industries are shown as a percentage of the Portfolio’s total investments.

Credit Quality Ratings for

Total Loan Investments(3)

By total Floating Rate Portfolio’s loan investments

Baa	1.0%
Ba	49.3
B	31.0
Caa	0.7
Non-Rated(4)	18.0

(3)	Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects Floating Rate Portfolio’s total loan investments as of 4/30/08.

(4)

Certain loans in which the Portfolio invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

2

Performance(1)

	Advisers
Share Class Symbol	Class EAFHX	Class A EVFHX	Class B EBFHX	Class C ECFHX	Class I EIFHX
Average Annual Total Returns (at net asset value)
Six months	-3.97%	-4.04%	-4.42%	-4.42%	-3.93%
One year	-3.62	-3.71	-4.44	-4.44	-3.47
Five years	4.04	N.A.	3.25	3.25	4.31
Life of Fund†	3.92	3.99	3.18	3.18	4.16

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	-3.97%	-6.19%	-9.06%	-5.35%	-3.93%
One year	-3.62	-5.89	-8.94	-5.34	-3.47
Five years	4.04	N.A.	2.92	3.25	4.31
Life of Fund†	3.92	3.51	3.18	3.18	4.16

† Inception Dates – Advisers Class: 9/7/00; Class A: 5/7/03; Class B: 9/5/00; Class C: 9/5/00; Class I: 9/15/00

(1)

Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Class I and Advisers Class shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual	Advisers
Operating Expenses (2)	Class	Class A	Class B	Class C	Class I
Expense Ratio	1.08%	1.09%	1.84%	1.84%	0.84%

(2)	From the Fund’s prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate & High Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Advisers Class	$1,000.00	$960.30	$6.43
Class A	$1,000.00	$959.60	$6.48
Class B	$1,000.00	$955.80	$10.07
Class C	$1,000.00	$955.80	$10.07
Class I	$1,000.00	$960.70	$5.17
Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.30	$6.62
Class A	$1,000.00	$1,018.20	$6.67
Class B	$1,000.00	$1,014.60	$10.37
Class C	$1,000.00	$1,014.60	$10.37
Class I	$1,000.00	$1,019.60	$5.32

* Expenses are equal to the Fund's annualized expense ratio of 1.32% for Advisers Class shares, 1.33% for Class A shares, 2.07% for Class B shares, 2.07% for Class C shares and 1.06% for Class I shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Floating Rate Portfolio, at value (identified cost, $860,959,525)	$781,869,615
Investment in High Income Opportunities Portfolio, at value (identified cost, $103,580,065)	95,883,338
Receivable for Fund shares sold	4,734,296
Total assets	$882,487,249
Liabilities
Payable for Fund shares redeemed	$3,408,189
Dividends payable	815,600
Payable to affiliate for distribution and service fees	384,515
Payable to affiliate for administration fee	107,011
Payable to affiliate for Trustees' fees	377
Accrued expenses	452,020
Total liabilities	$5,167,712
Net Assets	$877,319,537
Sources of Net Assets
Paid-in capital	$1,019,029,877
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(54,172,543)
Accumulated distributions in excess of net investment income	(751,160)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(86,786,637)
Total	$877,319,537
Advisers Class Shares
Net Assets	$281,068,034
Shares Outstanding	32,023,912
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.78
Class A Shares
Net Assets	$217,552,335
Shares Outstanding	23,318,245
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.33
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.33)	$9.54
Class B Shares
Net Assets	$73,717,754
Shares Outstanding	8,405,404
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.77
Class C Shares
Net Assets	$273,201,733
Shares Outstanding	31,156,823
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.77
Class I Shares
Net Assets	$31,779,681
Shares Outstanding	3,620,251
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.78
On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolios	$41,344,730
Dividends allocated from Portfolios	39,209
Expenses allocated from Portfolios	(3,998,658)
Net investment income from Portfolios	$37,385,281
Expenses
Administration fee	$772,079
Trustees' fees and expenses	1,820
Distribution and service fees Advisers Class	418,594
Class A	330,665
Class B	424,323
Class C	1,588,219
Transfer and dividend disbursing agent fees	489,607
Printing and postage	97,335
Registration fees	45,500
Legal and accounting services	39,248
Custodian fee	21,380
Miscellaneous	28,657
Total expenses	$4,257,427
Net investment income	$33,127,854
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(17,427,753)
Swap contracts	569,567
Foreign currency and forward foreign currency exchange contract transactions	(4,573,128)
Net realized loss	$(21,431,314)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(65,359,184)
Swap contracts	(665,060)
Foreign currency and forward foreign currency exchange contracts	1,364,584
Net change in unrealized appreciation (depreciation)	$(64,659,660)
Net realized and unrealized loss	$(86,090,974)
Net decrease in net assets from operations	$(52,963,120)

See notes to financial statements
5

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$33,127,854	$114,542,056
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(21,431,314)	(11,599,978)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(64,659,660)	(34,029,026)
Net increase (decrease) in net assets from operations	$(52,963,120)	$68,913,052
Distributions to shareholders — From net investment income Advisers Class	$(11,150,262)	$(51,900,786)
Class A	(8,875,704)	(28,305,914)
Class B	(2,514,961)	(7,077,272)
Class C	(9,424,328)	(25,477,484)
Class I	(949,697)	(3,400,672)
Total distributions to shareholders	$(32,914,952)	$(116,162,128)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Advisers Class	$95,160,649	$242,057,197
Class A	26,301,258	201,764,125
Class B	769,190	6,727,378
Class C	14,065,912	73,125,819
Class I	19,940,018	35,055,777
Net asset value of shares issued to shareholders in payment of distributions declared Advisers Class	9,372,760	35,936,405
Class A	6,616,060	22,036,744
Class B	1,599,286	4,566,007
Class C	6,351,508	17,660,203
Class I	610,551	2,649,298
Cost of shares redeemed Advisers Class	(265,187,676)	(629,689,973)
Class A	(157,049,673)	(282,795,525)
Class B	(18,357,418)	(34,340,242)
Class C	(103,878,809)	(142,937,846)
Class I	(25,205,229)	(50,780,490)
Net asset value of shares exchanged Class A	3,076,030	8,691,621
Class B	(3,076,030)	(8,691,621)
Redemption Fees	155,506	138,956
Net decrease in net assets from Fund share transactions	$(388,736,107)	$(498,826,167)
Net decrease in net assets	$(474,614,179)	$(546,075,243)

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$1,351,933,716	$1,898,008,959
At end of period	$877,319,537	$1,351,933,716
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(751,160)	$(964,062)

See notes to financial statements
6

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.450		$9.690	$9.680	$9.710	$9.610	$9.140
Income (loss) from operations
Net investment income	$0.300		$0.639	$0.597	$0.451	$0.347	$0.407
Net realized and unrealized gain (loss)	(0.676)		(0.233)	0.014	(0.031)	0.103	0.486
Total income (loss) from operations	$(0.376)		$0.406	$0.611	$0.420	$0.450	$0.893
Less distributions
From net investment income	$(0.295)		$(0.647)	$(0.601)	$(0.451)	$(0.350)	$(0.423)
Total distributions	$(0.295)		$(0.647)	$(0.601)	$(0.451)	$(0.350)	$(0.423)
Redemption fees	$0.001		$0.001	$0.000 (2)	$0.001	$0.000 (2)	$0.000 (2)
Net asset value — End of period	$8.780		$9.450	$9.690	$9.680	$9.710	$9.610
Total Return(3)	(3.97	)%(7)	4.29%	6.49%	4.42%	4.76%	9.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$281,068		$469,777	$841,865	$710,286	$474,219	$68,258
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.32	%(6)	1.08%	1.05%	1.05%	1.06%	1.12%
Net investment income	6.74	%(6)	6.63%	6.16%	4.65%	3.59%	4.32%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	64%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,				Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	October 31, 2003(1)(2)
Net asset value — Beginning of period	$10.050		$10.300	$10.290	$10.320	$10.220	$10.000
Income (loss) from operations
Net investment income	$0.320		$0.680	$0.631	$0.475	$0.363	$0.179
Net realized and unrealized gain (loss)	(0.727)		(0.243)	0.018	(0.027)	0.109	0.241
Total income (loss) from operations	$(0.407)		$0.437	$0.649	$0.448	$0.472	$0.420
Less distributions
From net investment income	$(0.314)		$(0.688)	$(0.639)	$(0.479)	$(0.372)	$(0.200)
Total distributions	$(0.314)		$(0.688)	$(0.639)	$(0.479)	$(0.372)	$(0.200)
Redemption fees	$0.001		$0.001	$0.000 (3)	$0.001	$0.000 (3)	$—
Net asset value — End of period	$9.330		$10.050	$10.300	$10.290	$10.320	$10.220
Total Return(4)	(4.04	)%(8)	4.35%	6.49%	4.43%	4.69%	4.23	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$217,552		$361,138	$423,214	$474,435	$431,257	$39,128
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.33	%(7)	1.09%	1.05%	1.05%	1.07%	1.12	%(7)
Net investment income	6.76	%(7)	6.63%	6.13%	4.60%	3.52%	3.68	%(7)
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	64%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 7, 2003, to October 31, 2003.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.450		$9.680	$9.680	$9.700	$9.600	$9.140
Income (loss) from operations
Net investment income	$0.265		$0.567	$0.520	$0.373	$0.275	$0.348
Net realized and unrealized gain (loss)	(0.684)		(0.223)	0.008	(0.017)	0.102	0.465
Total income (loss) from operations	$(0.419)		$0.344	$0.528	$0.356	$0.377	$0.813
Less distributions
From net investment income	$(0.262)		$(0.575)	$(0.528)	$(0.377)	$(0.277)	$(0.353)
Total distributions	$(0.262)		$(0.575)	$(0.528)	$(0.377)	$(0.277)	$(0.353)
Redemption fees	$0.001		$0.001	$0.000 (2)	$0.001	$0.000 (2)	$—
Net asset value — End of period	$8.770		$9.450	$9.680	$9.680	$9.700	$9.600
Total Return(3)	(4.42	)%(7)	3.63%	5.60%	3.74%	3.98%	9.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$73,718		$99,812	$134,213	$163,795	$182,045	$161,457
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.07	%(6)	1.84%	1.80%	1.80%	1.82%	1.87%
Net investment income	5.97	%(6)	5.88%	5.37%	3.84%	2.84%	3.71%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	64%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.450		$9.680	$9.680	$9.700	$9.600	$9.140
Income (loss) from operations
Net investment income	$0.266		$0.566	$0.521	$0.374	$0.273	$0.346
Net realized and unrealized gain (loss)	(0.685)		(0.222)	0.007	(0.018)	0.104	0.467
Total income (loss) from operations	$(0.419)		$0.344	$0.528	$0.356	$0.377	$0.813
Less distributions
From net investment income	$(0.262)		$(0.575)	$(0.528)	$(0.377)	$(0.277)	$(0.353)
Total distributions	$(0.262)		$(0.575)	$(0.528)	$(0.377)	$(0.277)	$(0.353)
Redemption fees	$0.001		$0.001	$0.000 (2)	$0.001	$0.000 (2)	$—
Net asset value — End of period	$8.770		$9.450	$9.680	$9.680	$9.700	$9.600
Total Return(3)	(4.42	)%(7)	3.63%	5.59%	3.74%	3.98%	9.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$273,202		$383,163	$445,987	$525,843	$513,459	$303,297
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.07	%(6)	1.84%	1.80%	1.80%	1.82%	1.87%
Net investment income	5.98	%(6)	5.88%	5.38%	3.85%	2.83%	3.69%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	64%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
10

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.460		$9.690	$9.690	$9.710	$9.610	$9.150
Income (loss) from operations
Net investment income	$0.307		$0.664	$0.623	$0.474	$0.373	$0.432
Net realized and unrealized gain (loss)	(0.681)		(0.225)	0.003	(0.020)	0.102	0.476
Total income (loss) from operations	$(0.374)		$0.439	$0.626	$0.454	$0.475	$0.908
Less distributions
From net investment income	$(0.307)		$(0.670)	$(0.626)	$(0.475)	$(0.375)	$(0.448)
Total distributions	$(0.307)		$(0.670)	$(0.626)	$(0.475)	$(0.375)	$(0.448)
Redemption fees	$0.001		$0.001	$0.000 (2)	$0.001	$0.000 (2)	$—
Net asset value — End of period	$8.780		$9.460	$9.690	$9.690	$9.710	$9.610
Total Return(3)	(3.93	)%(7)	4.65%	6.65%	4.78%	5.02%	10.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,780		$38,044	$52,730	$37,200	$23,618	$3,355
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.06	%(6)	0.84%	0.80%	0.80%	0.82%	0.87%
Net investment income	6.90	%(6)	6.88%	6.42%	4.88%	3.85%	4.59%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	64%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
11

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio and High Income Opportunities Portfolio (formerly, High Income Portfolio), (the Portfolios), which are New York trusts. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Opportunities Portfolio (18.3% and 13.2%, respectively, at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. A copy of the High Income Opportunities Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, D.C. or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Opportunities Portfolio's valuation policies are as follows: Debt obligations, including listed securities and securities for which quotations are available will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. The Portfolio also invests in interests in senior floating-rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service.

12

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $31,916,089 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($4,933,389), October 31, 2010 ($16,168,986), October 31, 2011 ($2,993,864), October 31, 2012 ($2,290,023), October 31, 2013 ($2,252,412) and October 31, 2015 ($3,277,415).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

13

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $772,079. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolios' Notes to Financial Statements).

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $21,216 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $3,290 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares (Advisers Plan) and Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Advisers Plan and the Class A Plan provide that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $418,594 and $330,665 for Advisers Class and Class A shares, respectively.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $318,242 and $1,191,164 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,986,000 and $59,145,000, respectively.

14

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $106,081 and $397,055 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $40,000, $110,000 and $61,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Floating Rate Portfolio	$36,311,565	$428,194,901
High Income Opportunities Portfolio	4,439,487	40,827,367

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	10,806,341	25,043,537
Issued to shareholders electing to receive payments of distributions in Fund shares	1,049,653	3,732,446
Redemptions	(29,526,606)	(66,005,435)
Net decrease	(17,670,612)	(37,229,452)
Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,754,806	19,612,371
Issued to shareholders electing to receive payments of distributions in Fund shares	697,341	2,154,666
Redemptions	(16,391,720)	(27,776,573)
Exchange from Class B shares	326,344	846,108
Net decrease	(12,613,229)	(5,163,428)
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	86,305	696,021
Issued to shareholders electing to receive payments of distributions in Fund shares	179,771	474,554
Redemptions	(2,078,588)	(3,571,307)
Exchange to Class A shares	(346,582)	(898,341)
Net decrease	(2,159,094)	(3,299,073)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	1,570,225	7,563,793
Issued to shareholders electing to receive payments of distributions in Fund shares	713,451	1,837,128
Redemptions	(11,691,536)	(14,914,690)
Net decrease	(9,407,860)	(5,513,769)

15

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,325,820	3,613,919
Issued to shareholders electing to receive payments of distributions in Fund shares	68,716	274,759
Redemptions	(2,797,300)	(5,307,693)
Net decrease	(402,764)	(1,419,015)

For the six months ended April 30, 2008, and year ended October 31, 2007, the Fund received $155,506 and $138,956, respectively, in redemption fees.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

16

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 101.3%(1)
Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
8,605,126	Term Loan, 4.38%, Maturing March 22, 2013	$7,411,165
CACI International, Inc.
5,048,067	Term Loan, 4.33%, Maturing May 3, 2011	4,972,346
DAE Aviation Holdings, Inc.
574,468	Term Loan, 6.52%, Maturing July 31, 2014	565,313
570,609	Term Loan, 6.65%, Maturing July 31, 2014	561,516
Evergreen International Aviation
6,580,112	Term Loan, 7.75%, Maturing October 31, 2011	5,856,300
Hawker Beechcraft Acquisition
849,135	Term Loan, 4.70%, Maturing March 26, 2014	811,720
12,581,206	Term Loan, 4.70%, Maturing March 26, 2014	12,026,853
Hexcel Corp.
6,128,722	Term Loan, 4.54%, Maturing March 1, 2012	5,944,860
IAP Worldwide Services, Inc.
3,576,908	Term Loan, 9.00%, Maturing December 30, 2012	2,986,718
Jet Aviation Holding, AG
2,875,077	Term Loan, 3.63%, Maturing May 15, 2013	2,386,314
PGS Solutions, Inc.
1,919,717	Term Loan, 5.34%, Maturing February 14, 2013	1,751,741
Spirit AeroSystems, Inc.
3,806,405	Term Loan, 4.57%, Maturing December 31, 2011	3,761,204
TransDigm, Inc.
9,650,000	Term Loan, 4.66%, Maturing June 23, 2013	9,227,812
Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	8,950,000
4,000,000	Term Loan, 4.95%, Maturing December 17, 2011	3,738,332
4,929,680	Term Loan, 5.12%, Maturing December 17, 2011	4,656,492
		$75,608,686
Air Transport — 0.5%
Delta Air Lines, Inc.
8,514,000	Term Loan, 4.78%, Maturing April 30, 2012	$7,408,951
Northwest Airlines, Inc.
15,820,000	DIP Loan, 4.72%, Maturing August 21, 2008	13,787,130
		$21,196,081
Automotive — 3.7%
Accuride Corp.
8,954,274	Term Loan, 6.24%, Maturing January 31, 2012	$8,685,646
Adesa, Inc.
24,293,838	Term Loan, 4.95%, Maturing October 18, 2013	23,094,330

Principal Amount*		Borrower/Tranche Description	Value
Automotive (continued)
Affina Group, Inc.
	1,481,198	Term Loan, 5.90%, Maturing November 30, 2011	$1,318,266
Allison Transmission, Inc.
	8,955,000	Term Loan, 5.57%, Maturing September 30, 2014	8,416,903
CSA Acquisition Corp.
	2,405,405	Term Loan, 5.25%, Maturing December 23, 2011	2,321,216
	4,726,068	Term Loan, 5.25%, Maturing December 23, 2011	4,560,655
	3,665,625	Term Loan, 5.25%, Maturing December 23, 2012	3,537,328
Dayco Products, LLC
	8,275,104	Term Loan, 7.35%, Maturing June 21, 2011	6,547,676
Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	1,547,509
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	8,312,500
	7,070,264	Term Loan, 5.80%, Maturing December 15, 2013	6,514,584
Fraikin, Ltd.
GBP	1,612,016	Term Loan, 0.00%, Maturing February 15, 2012(2)	2,857,447
GBP	1,392,962	Term Loan, 8.13%, Maturing February 15, 2012(2)	2,469,154
General Motors Corp.
	13,469,363	Term Loan, 5.06%, Maturing November 29, 2013	12,688,558
Goodyear Tire & Rubber Co.
	15,275,000	Term Loan, 4.54%, Maturing April 30, 2010	14,511,250
HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.26%, Maturing May 30, 2014	576,279
EUR	7,356,109	Term Loan, 7.39%, Maturing May 30, 2014	9,963,872
Keystone Automotive Operations, Inc.
	6,946,805	Term Loan, 6.30%, Maturing January 12, 2012	5,592,178
Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.97%, Maturing February 15, 2012(2)	2,322,011
Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.64%, Maturing August 31, 2013	7,484,681
Tenneco Automotive, Inc.
	5,050,000	Term Loan, 4.20%, Maturing March 17, 2014	4,595,500
TriMas Corp.
	893,750	Term Loan, 5.39%, Maturing August 2, 2011	826,719
	8,083,157	Term Loan, 5.16%, Maturing August 2, 2013	7,476,920
TRW Automotive, Inc.
	6,704,250	Term Loan, 4.47%, Maturing February 2, 2014	6,508,707
United Components, Inc.
	7,501,299	Term Loan, 5.05%, Maturing June 30, 2010	7,266,883
			$159,996,772
Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
	2,620,000	Term Loan, 4.91%, Maturing June 5, 2013	$2,561,519

See notes to financial statements
17

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Culligan International Co.
	17,320,025	Term Loan, 5.03%, Maturing November 24, 2014	$12,860,119
Van Houtte, Inc.
	864,622	Term Loan, 5.20%, Maturing July 11, 2014	818,149
	117,903	Term Loan, 5.20%, Maturing July 11, 2014	111,566
			$16,351,353
Brokers, Dealers and Investment Houses — 0.2%
AmeriTrade Holding Corp.
	10,350,931	Term Loan, 4.37%, Maturing December 31, 2012	$10,130,053
			$10,130,053
Building and Development — 6.2%
401 North Wabash Venture, LLC
	8,031,110	Term Loan, 4.18%, Maturing May 7, 2008(2)	$7,850,410
AIMCO Properties, L.P.
	10,718,750	Term Loan, 4.36%, Maturing March 23, 2011	9,888,047
Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 4.43%, Maturing December 3, 2012(2)	12,090,000
Beacon Sales Acquisition, Inc.
	4,496,425	Term Loan, 4.74%, Maturing September 30, 2013	3,698,310
Brickman Group Holdings, Inc.
	4,952,481	Term Loan, 4.70%, Maturing January 23, 2014	4,642,951
Building Materials Corp. of America
	11,702,614	Term Loan, 5.69%, Maturing February 22, 2014	9,849,704
Capital Automotive (REIT)
	4,788,753	Term Loan, 4.46%, Maturing December 16, 2010	4,644,344
Contech Construction Products
	1,888,678	Term Loan, 4.79%, Maturing January 13, 2013	1,640,789
Epco/Fantome, LLC
	9,890,000	Term Loan, 5.49%, Maturing November 23, 2010	8,594,904
Financiere Daunou S.A.
	1,664,521	Term Loan, 4.99%, Maturing May 31, 2015	1,230,081
EUR	1,067,260	Term Loan, 6.86%, Maturing May 31, 2015	1,239,822
EUR	2,613,290	Term Loan, 6.86%, Maturing May 31, 2015	3,035,826
	2,452,266	Term Loan, 5.24%, Maturing February 28, 2016	1,814,677
EUR	1,246,799	Term Loan, 7.11%, Maturing February 28, 2016	1,449,136
EUR	2,423,776	Term Loan, 7.11%, Maturing February 28, 2016	2,817,119
Forestar USA Real Estate Group, Inc.
	10,625,000	Term Loan, 0.00%, Maturing December 1, 2010(2)	9,987,500
	5,625,000	Term Loan, 6.72%, Maturing December 1, 2010	5,400,000
General Growth Properties, Inc.
	3,782,895	Term Loan, 4.00%, Maturing February 24, 2011	3,434,555

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Hearthstone Housing Partners II, LLC
19,560,000	Revolving Loan, 4.42%, Maturing December 1, 2009(2)	$17,582,484
Hovstone Holdings, LLC
4,260,000	Term Loan, 7.27%, Maturing February 28, 2009(3)	3,574,992
LNR Property Corp.
9,154,000	Term Loan, 6.36%, Maturing July 3, 2011	7,663,619
Mueller Water Products, Inc.
8,901,274	Term Loan, 4.62%, Maturing May 24, 2014	8,311,564
NCI Building Systems, Inc.
5,975,136	Term Loan, 4.33%, Maturing June 18, 2010	5,751,069
Nortek, Inc.
17,793,840	Term Loan, 5.30%, Maturing August 27, 2011	16,103,425
November 2005 Land Investors
611,440	Term Loan, 6.86%, Maturing May 9, 2011	458,580
Panolam Industries Holdings, Inc.
2,925,967	Term Loan, 5.44%, Maturing September 30, 2012	2,428,553
PLY GEM Industries, Inc.
13,402,942	Term Loan, 5.45%, Maturing August 15, 2011	11,550,468
409,844	Term Loan, 5.45%, Maturing August 15, 2011	353,198
Realogy Corp.
3,747,766	Term Loan, 6.14%, Maturing September 1, 2014	3,216,636
12,114,157	Term Loan, 5.72%, Maturing September 1, 2014	10,397,351
Shea Capital I, LLC
806,937	Term Loan, 4.87%, Maturing October 27, 2011	641,515
South Edge, LLC
8,794,643	Term Loan, 7.25%, Maturing October 31, 2009	5,540,625
Standard Pacific Corp.
4,680,000	Term Loan, 4.82%, Maturing May 5, 2013	3,681,602
Stile Acquisition Corp.
5,406,859	Term Loan, 4.89%, Maturing April 6, 2013	4,899,593
Stile U.S. Acquisition Corp.
5,412,765	Term Loan, 4.89%, Maturing April 6, 2013	4,904,945
Tousa/Kolter, LLC
7,908,533	Term Loan, 6.00%, Maturing March 31, 2031	4,433,524
TRU 2005 RE Holding Co.
19,825,000	Term Loan, 5.71%, Maturing December 9, 2008	18,338,125
United Subcontractors, Inc.
5,925,000	Term Loan, 12.21%, Maturing June 27, 2013(3)	2,962,500
WCI Communities, Inc.
19,775,670	Term Loan, 7.98%, Maturing December 23, 2010	17,320,184
Wintergames Acquisition ULC
20,888,624	Term Loan, 6.14%, Maturing April 24, 2009	19,896,414
		$263,319,141

See notes to financial statements
18

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services — 6.9%
	ACCO Brands Corp.
	5,207,841	Term Loan, 4.53%, Maturing August 17, 2012	$4,986,509
	Activant Solutions, Inc.
	5,375,933	Term Loan, 4.76%, Maturing May 1, 2013	4,717,381
	Acxiom Corp.
	10,044,515	Term Loan, 5.80%, Maturing September 15, 2012	9,805,958
	Affiliated Computer Services
	12,860,027	Term Loan, 4.79%, Maturing March 20, 2013	12,429,011
	5,962,750	Term Loan, 4.89%, Maturing March 20, 2013	5,762,902
	Affinion Group, Inc.
	7,104,397	Term Loan, 5.56%, Maturing October 17, 2012	6,713,655
	Allied Security Holdings, LLC
	5,742,766	Term Loan, 5.87%, Maturing June 30, 2010	5,369,486
	Cellnet Group, Inc.
	1,994,413	Term Loan, 5.25%, Maturing July 22, 2011	1,789,986
	DynCorp International, LLC
	7,082,317	Term Loan, 4.63%, Maturing February 11, 2011	6,807,877
	Education Management, LLC
	12,483,305	Term Loan, 4.50%, Maturing June 1, 2013	11,164,756
	Info USA, Inc.
	1,975,000	Term Loan, 4.70%, Maturing February 14, 2012	1,896,000
	4,350,431	Term Loan, 4.70%, Maturing February 14, 2012	4,176,414
	Information Resources, Inc.
	5,657,069	Term Loan, 4.84%, Maturing May 7, 2014	4,794,366
	Intergraph Corp.
	3,349,524	Term Loan, 5.08%, Maturing May 29, 2014	3,168,090
	iPayment, Inc.
	10,804,359	Term Loan, 4.70%, Maturing May 10, 2013	8,967,618
	ista International GmbH
EUR	9,635,715	Term Loan, 6.77%, Maturing May 14, 2015	12,670,303
EUR	1,914,285	Term Loan, 6.77%, Maturing May 14, 2015	2,517,153
	Kronos, Inc.
	8,841,111	Term Loan, 4.95%, Maturing June 11, 2014	8,056,462
	Language Line, Inc.
	6,968,657	Term Loan, 5.95%, Maturing June 11, 2011	6,463,429
	N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 5.43%, Maturing May 22, 2014	8,185,147
	Protection One, Inc.
	9,270,464	Term Loan, 5.23%, Maturing March 31, 2012	8,018,951
	Quintiles Transnational Corp.
	11,190,363	Term Loan, 4.70%, Maturing March 31, 2013	10,574,893
	Sabre, Inc.
	30,769,734	Term Loan, 4.88%, Maturing September 30, 2014	26,117,750
	Safenet, Inc.
	3,970,000	Term Loan, 5.46%, Maturing April 12, 2014	3,314,950

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Serena Software, Inc.
	2,592,464	Term Loan, 4.68%, Maturing March 10, 2013	$2,346,180
	Sitel (Client Logic)
	5,201,404	Term Loan, 5.14%, Maturing January 29, 2014	3,771,018
EUR	946,407	Term Loan, 7.23%, Maturing January 29, 2014	1,068,259
	Solera Holdings, LLC
EUR	3,123,959	Term Loan, 6.63%, Maturing May 15, 2014	4,450,278
	Solera Nederland Holdings
	3,813,013	Term Loan, 4.88%, Maturing May 15, 2014	3,527,037
	SunGard Data Systems, Inc.
	40,659,866	Term Loan, 4.88%, Maturing February 11, 2013	38,613,008
	TDS Investor Corp.
	2,582,721	Term Loan, 4.95%, Maturing August 23, 2013	2,387,080
	10,917,500	Term Loan, 5.11%, Maturing August 23, 2013	10,033,182
	12,871,734	Term Loan, 5.11%, Maturing August 23, 2013	11,896,701
EUR	2,105,820	Term Loan, 6.98%, Maturing August 23, 2013	2,926,106
	Transaction Network Services, Inc.
	5,340,138	Term Loan, 4.72%, Maturing May 4, 2012	4,939,627
	Valassis Communications, Inc.
	5,170,335	Term Loan, 4.45%, Maturing March 2, 2014	4,823,494
	1,302,069	Term Loan, 6.00%, Maturing March 2, 2014	1,214,722
	VWR International, Inc.
	7,850,000	Term Loan, 5.20%, Maturing June 28, 2013	7,339,750
	West Corp.
	17,924,169	Term Loan, 5.28%, Maturing October 24, 2013	16,429,240
			$294,234,729
	Cable and Satellite Television — 7.2%
	Atlantic Broadband Finance, LLC
	10,923,323	Term Loan, 4.95%, Maturing February 10, 2011	$10,196,922
	Bresnan Broadband Holdings, LLC
	15,551,500	Term Loan, 4.98%, Maturing March 29, 2014	14,256,838
	1,500,000	Term Loan, 5.02%, Maturing March 29, 2014	1,375,125
	Cequel Communications, LLC
	32,179,689	Term Loan, 4.76%, Maturing November 5, 2013	29,420,280
	Charter Communications Operating, Inc.
	44,358,153	Term Loan, 4.90%, Maturing April 28, 2013	39,293,915
	CSC Holdings, Inc.
	19,006,756	Term Loan, 4.48%, Maturing March 29, 2013	18,353,399
	Insight Midwest Holdings, LLC
	28,316,250	Term Loan, 4.69%, Maturing April 6, 2014	26,996,515
	Kabel BW GmbH & Co. KG
EUR	1,627,431	Term Loan, 6.98%, Maturing June 9, 2012	2,261,369
	MCC Iowa, LLC
	1,338,250	Term Loan, 4.26%, Maturing March 31, 2010	1,206,098

See notes to financial statements
19

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Mediacom Broadband Group
	7,900,000	Term Loan, 4.52%, Maturing January 31, 2015	$7,208,750
	10,304,218	Term Loan, 4.52%, Maturing January 31, 2015	9,402,599
Mediacom Illinois, LLC
	1,950,000	Term Loan, 4.27%, Maturing September 30, 2012	1,729,406
	15,396,809	Term Loan, 4.52%, Maturing January 31, 2015	13,924,489
NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.94%, Maturing March 30, 2012	7,361,027
GBP	3,637,947	Term Loan, 7.66%, Maturing March 30, 2012	6,721,492
GBP	2,224,230	Term Loan, 7.66%, Maturing March 30, 2012	4,109,500
GBP	2,139,186	Term Loan, 7.68%, Maturing March 30, 2012	3,952,371
GBP	1,990,985	Term Loan, 7.68%, Maturing March 30, 2012	3,678,554
GBP	3,500,000	Term Loan, 8.27%, Maturing March 30, 2013	6,252,596
ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.77%, Maturing March 2, 2015	3,357,218
EUR	600,197	Term Loan, 6.25%, Maturing June 26, 2015	765,856
EUR	12,586,345	Term Loan, 6.25%, Maturing June 26, 2015	16,060,286
EUR	2,998,397	Term Loan, 7.02%, Maturing March 2, 2016	3,357,218
UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 6.36%, Maturing October 16, 2011	9,385,476
EUR	16,675,000	Term Loan, 6.36%, Maturing October 16, 2011	23,660,487
	12,925,000	Term Loan, 4.46%, Maturing December 31, 2014	12,185,858
YPSO Holding SA
EUR	12,899,564	Term Loan, 6.89%, Maturing July 28, 2014	16,557,582
EUR	4,978,165	Term Loan, 6.89%, Maturing July 28, 2014	6,389,858
EUR	8,122,271	Term Loan, 6.89%, Maturing July 28, 2014	10,425,559
			$309,846,643
Chemicals and Plastics — 6.3%
Arizona Chemical, Inc.
EUR	3,015,572	Term Loan, 6.64%, Maturing February 28, 2013	$3,697,268
Brenntag Holding GmbH and Co. KG
	1,963,636	Term Loan, 5.79%, Maturing December 23, 2013	1,818,818
	8,036,364	Term Loan, 5.79%, Maturing December 23, 2013	7,443,682
EUR	3,511,248	Term Loan, 6.52%, Maturing December 23, 2013	5,081,263
EUR	845,455	Term Loan, 6.79%, Maturing December 23, 2013	1,223,490
EUR	654,545	Term Loan, 6.79%, Maturing December 23, 2013	947,218
EUR	525,062	Term Loan, 6.77%, Maturing December 23, 2014	759,838
EUR	963,689	Term Loan, 6.77%, Maturing December 23, 2014	1,394,592
EUR	770,053	Term Loan, 8.74%, Maturing June 23, 2015	1,003,077
EUR	229,947	Term Loan, 8.74%, Maturing June 23, 2015	299,530
Celanese Holdings, LLC
EUR	992,500	Term Loan, 6.23%, Maturing April 6, 2011	1,471,825
	7,000,000	Term Loan, 2.70%, Maturing April 2, 2014	6,776,875
	16,566,693	Term Loan, 4.19%, Maturing April 2, 2014	16,038,630

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Cognis GmbH
EUR	6,426,230	Term Loan, 6.61%, Maturing September 15, 2013	$9,025,337
EUR	1,573,770	Term Loan, 6.61%, Maturing September 15, 2013	2,210,287
Columbian Chemicals Acquisition
	4,138,137	Term Loan, 5.20%, Maturing March 16, 2013	3,724,323
Ferro Corp.
	13,733,732	Term Loan, 4.70%, Maturing June 6, 2012	12,703,702
First Chemical Holding
EUR	1,330,000	Term Loan, 6.59%, Maturing December 18, 2014(2)	1,821,332
EUR	1,330,000	Term Loan, 7.08%, Maturing December 18, 2015(2)	1,829,961
Foamex L.P.
	3,673,125	Term Loan, 5.97%, Maturing February 12, 2013	3,039,511
Georgia Gulf Corp.
	5,825,764	Term Loan, 5.25%, Maturing October 3, 2013	5,512,629
Hexion Specialty Chemicals, Inc.
EUR	1,121,976	Term Loan, 6.98%, Maturing May 5, 2012	1,580,858
	15,393,428	Term Loan, 4.94%, Maturing May 5, 2013	14,551,608
	3,343,390	Term Loan, 5.00%, Maturing May 5, 2013	3,160,550
	2,519,811	Term Loan, 5.38%, Maturing May 5, 2013	2,382,010
	9,800,000	Term Loan, 5.40%, Maturing May 5, 2013	9,264,067
Huish Detergents, Inc.
	3,965,025	Term Loan, 4.70%, Maturing April 26, 2014	3,419,834
Huntsman International, LLC
	7,864,329	Term Loan, 4.64%, Maturing August 16, 2012	7,632,088
INEOS Group
EUR	69,301	Term Loan, 7.21%, Maturing December 14, 2011	95,118
EUR	70,369	Term Loan, 7.71%, Maturing December 14, 2011	96,693
	5,414,941	Term Loan, 4.64%, Maturing December 14, 2012	4,950,160
	7,879,348	Term Loan, 4.88%, Maturing December 14, 2013	7,369,657
	7,879,348	Term Loan, 5.38%, Maturing December 14, 2014	7,369,657
Innophos, Inc.
	6,117,462	Term Loan, 4.70%, Maturing August 10, 2010	5,796,295
Invista B.V.
	1,724,678	Term Loan, 4.20%, Maturing April 30, 2010	1,664,314
	8,909,179	Term Loan, 4.20%, Maturing April 29, 2011	8,567,663
	5,569,229	Term Loan, 4.20%, Maturing April 29, 2011	5,355,743
ISP Chemco, Inc.
	9,661,701	Term Loan, 4.69%, Maturing June 4, 2014	9,157,486
Kleopatra
	8,876,250	Term Loan, 5.21%, Maturing January 3, 2016	6,401,995
EUR	5,100,000	Term Loan, 7.24%, Maturing January 3, 2016	5,721,899
Kranton Polymers, LLC
	9,146,600	Term Loan, 4.75%, Maturing May 12, 2013	7,648,844
Lucite International Group Holdings
	4,801,500	Term Loan, 5.15%, Maturing July 7, 2013	4,306,345
	1,700,130	Term Loan, 5.15%, Maturing July 7, 2013	1,524,804

See notes to financial statements
20

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	MacDermid, Inc.
	3,432,171	Term Loan, 4.70%, Maturing April 12, 2014	$3,123,275
	Millenium Inorganic Chemicals
	8,428,875	Term Loan, 4.95%, Maturing April 30, 2014	7,338,389
	Momentive Performance Material
	4,950,000	Term Loan, 4.60%, Maturing December 4, 2013	4,626,483
	1,655,736	Term Loan, 5.13%, Maturing December 4, 2013	1,547,522
	Nalco Co.
	5,905,907	Term Loan, 5.01%, Maturing November 4, 2010	5,830,241
	Propex Fabrics, Inc.
	5,625,007	Term Loan, 9.24%, Maturing July 31, 2012	3,656,254
	Rockwood Specialties Group, Inc.
EUR	2,241,799	Term Loan, 6.60%, Maturing July 30, 2011	3,176,133
	22,132,487	Term Loan, 4.40%, Maturing December 10, 2012	21,115,012
	Solo Cup Co.
	2,552,240	Term Loan, 6.30%, Maturing February 27, 2011	2,470,203
	TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.47%, Maturing June 27, 2013	3,118,078
EUR	2,271,011	Term Loan, 10.72%, Maturing June 27, 2013	3,122,498
	Wellman, Inc.
	5,250,000	Term Loan, 6.74%, Maturing February 10, 2009	3,727,500
			$268,692,464
	Clothing / Textiles — 0.5%
	Hanesbrands, Inc.
	7,640,190	Term Loan, 4.61%, Maturing September 5, 2013	$7,516,037
	5,000,000	Term Loan, 6.66%, Maturing March 5, 2014	4,968,750
	St. John Knits International, Inc.
	2,518,697	Term Loan, 5.90%, Maturing March 23, 2012	2,317,202
	The William Carter Co.
	2,336,526	Term Loan, 4.39%, Maturing July 14, 2012	2,231,383
	Warnaco, Inc.
	3,220,340	Term Loan, 4.46%, Maturing January 31, 2013	3,027,120
			$20,060,492
	Conglomerates — 2.4%
	American Greetings Corp.
	5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,387,783
	Amsted Industries, Inc.
	9,647,652	Term Loan, 4.75%, Maturing October 15, 2010	9,502,937
	6,397,370	Term Loan, 4.92%, Maturing April 5, 2013	6,301,410
	Blount, Inc.
	2,153,071	Term Loan, 4.46%, Maturing August 9, 2010	2,040,035

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
Doncasters (Dunde HoldCo 4 Ltd.)
	3,931,314	Term Loan, 5.22%, Maturing July 13, 2015	$3,430,072
	3,931,314	Term Loan, 5.72%, Maturing July 13, 2015	3,430,072
EUR	849,214	Term Loan, 6.86%, Maturing July 13, 2015	1,153,568
EUR	849,214	Term Loan, 7.36%, Maturing July 13, 2015	1,153,568
GBP	737,276	Term Loan, 8.04%, Maturing July 13, 2015	1,256,999
GBP	737,276	Term Loan, 8.54%, Maturing July 13, 2015	1,256,999
Jarden Corp.
	13,104,523	Term Loan, 4.45%, Maturing January 24, 2012	12,493,892
	4,563,288	Term Loan, 4.45%, Maturing January 24, 2012	4,350,653
Johnson Diversey, Inc.
	2,023,461	Term Loan, 5.11%, Maturing December 16, 2010	1,924,817
	8,162,435	Term Loan, 5.11%, Maturing December 16, 2011	7,764,516
Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	898,300
	18,966,350	Term Loan, 4.92%, Maturing November 22, 2012	16,880,051
RBS Global, Inc.
	2,271,250	Term Loan, 4.98%, Maturing July 19, 2013	2,129,297
	6,185,246	Term Loan, 5.31%, Maturing July 19, 2013	5,798,668
RGIS Holdings, LLC
	762,924	Term Loan, 5.20%, Maturing April 30, 2014	661,360
	15,258,488	Term Loan, 5.30%, Maturing April 30, 2014	13,227,202
US Investigations Services, Inc.
	1,979,950	Term Loan, 5.60%, Maturing February 21, 2015	1,796,805
			$102,839,004
Containers and Glass Products — 3.1%
Berry Plastics Corp.
	19,688,470	Term Loan, 5.10%, Maturing April 3, 2015	$17,922,670
Consolidated Container Co.
	5,910,050	Term Loan, 5.15%, Maturing March 28, 2014	4,632,002
Crown Americas, Inc.
	4,751,000	Term Loan, 4.82%, Maturing November 15, 2012	4,572,837
	1,421,000	Term Loan, 4.82%, Maturing November 15, 2012	1,367,712
EUR	4,410,000	Term Loan, 6.09%, Maturing November 15, 2012	6,659,951
Graham Packaging Holdings Co.
	22,475,033	Term Loan, 5.04%, Maturing October 7, 2011	21,352,832
Graphic Packaging International, Inc.
	30,849,696	Term Loan, 4.80%, Maturing May 16, 2014	29,440,050
	3,500,000	Term Loan, 5.48%, Maturing May 16, 2014	3,384,790
JSG Acquisitions
EUR	1,250,000	Term Loan, 6.53%, Maturing December 31, 2014	1,843,412
EUR	1,250,000	Term Loan, 6.66%, Maturing December 31, 2014	1,843,412
OI European Group B.V.
EUR	12,064,500	Term Loan, 5.86%, Maturing June 14, 2013	16,889,252

See notes to financial statements
21

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Containers and Glass Products (continued)
	Owens-Brockway Glass Container
	4,096,569	Term Loan, 4.22%, Maturing June 14, 2013	$3,936,802
	Pregis Corp.
	2,632,500	Term Loan, 4.95%, Maturing October 12, 2011	2,448,225
	Smurfit-Stone Container Corp.
	2,817,651	Term Loan, 4.60%, Maturing November 1, 2011	2,747,914
	3,792,745	Term Loan, 4.71%, Maturing November 1, 2011	3,698,875
	3,523,439	Term Loan, 5.01%, Maturing November 1, 2011	3,436,234
	8,423,927	Term Loan, 5.03%, Maturing November 1, 2011	8,215,435
			$134,392,405
	Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
	3,408,214	Term Loan, 5.37%, Maturing July 31, 2013	$3,280,406
	Prestige Brands, Inc.
	9,420,233	Term Loan, 6.90%, Maturing April 7, 2011	9,114,075
			$12,394,481
	Drugs — 0.9%
	Graceway Pharmaceuticals, LLC
	10,772,291	Term Loan, 5.56%, Maturing May 3, 2012	$9,045,363
	Pharmaceutical Holdings Corp.
	3,080,126	Term Loan, 6.14%, Maturing January 30, 2012	2,926,120
	Stiefel Laboratories, Inc.
	2,964,239	Term Loan, 4.97%, Maturing December 28, 2013	2,860,491
	6,477,361	Term Loan, 4.97%, Maturing December 28, 2013	6,250,654
	Warner Chilcott Corp.
	2,402,227	Term Loan, 4.73%, Maturing January 18, 2012	2,313,145
	17,077,017	Term Loan, 4.84%, Maturing January 18, 2012	16,443,750
			$39,839,523
	Ecological Services and Equipment — 0.4%
	Allied Waste Industries, Inc.
	944,025	Term Loan, 3.15%, Maturing January 15, 2012	$913,559
	1,033,458	Term Loan, 4.38%, Maturing January 15, 2012	1,000,105
	Big Dumpster Merger Sub, Inc.
	685,378	Term Loan, 4.95%, Maturing February 5, 2013	579,144
	Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.87%, Maturing April 1, 2015	2,854,965
	Casella Waste Systems, Inc.
	2,974,286	Term Loan, 4.75%, Maturing April 28, 2010	2,877,621
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 9.69%, Maturing December 12, 2010(3)	466,049

	Principal Amount*	Borrower/Tranche Description	Value
	Ecological Services and Equipment (continued)
	IESI Corp.
	2,267,647	Term Loan, 6.14%, Maturing January 20, 2012	$2,159,934
	Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 7.82%, Maturing December 17, 2009(2)	2,595,000
	5,446,837	Term Loan, 5.46%, Maturing December 17, 2010	4,902,153
	440,702	Term Loan, 6.88%, Maturing December 17, 2010	396,632
	Wastequip, Inc.
	288,580	Term Loan, 4.95%, Maturing February 5, 2013	243,850
			$18,989,012
	Electronics / Electrical — 3.0%
	Aspect Software, Inc.
	4,807,799	Term Loan, 5.63%, Maturing July 11, 2011	$4,507,312
	EnerSys Capital, Inc.
	9,154,909	Term Loan, 4.72%, Maturing March 17, 2011	8,594,171
	Fairchild Semiconductor Corp.
	9,312,805	Term Loan, 4.20%, Maturing June 26, 2013	8,823,883
	FCI International S.A.S.
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	699,284
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	673,216
	735,755	Term Loan, 6.85%, Maturing November 1, 2013	667,698
	764,245	Term Loan, 6.85%, Maturing November 1, 2013	693,552
	1,000,000	Term Loan, 6.85%, Maturing November 1, 2013	907,500
	Freescale Semiconductor, Inc.
	37,593,519	Term Loan, 4.46%, Maturing December 1, 2013	32,663,655
	Infor Enterprise Solutions Holdings
	19,622,163	Term Loan, 6.45%, Maturing July 28, 2012	16,310,923
	7,283,820	Term Loan, 6.45%, Maturing July 28, 2012	6,054,675
EUR	2,962,500	Term Loan, 7.73%, Maturing July 28, 2012	3,724,445
	Invensys International Holding
	2,166,667	Term Loan, 5.13%, Maturing December 15, 2010	2,090,833
EUR	1,001,757	Term Loan, 6.48%, Maturing December 15, 2010	1,505,049
	2,333,333	Term Loan, 5.04%, Maturing January 15, 2011	2,245,833
	Network Solutions, LLC
	6,068,070	Term Loan, 5.24%, Maturing March 7, 2014	5,066,838
	Open Solutions, Inc.
	10,288,224	Term Loan, 5.15%, Maturing January 23, 2014	8,558,516
	Sensata Technologies Finance Co.
	10,780,498	Term Loan, 4.66%, Maturing April 27, 2013	9,846,185
	SS&C Technologies, Inc.
	3,518,471	Term Loan, 4.83%, Maturing November 23, 2012	3,272,178
	Vertafore, Inc.
	9,954,752	Term Loan, 5.59%, Maturing January 31, 2012	9,208,146
			$126,113,892

See notes to financial statements
22

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Equipment Leasing — 0.5%
	Maxim Crane Works, L.P.
	8,436,250	Term Loan, 4.71%, Maturing June 29, 2014	$7,508,263
	The Hertz Corp.
	1,655,560	Term Loan, 4.35%, Maturing December 21, 2012	1,590,278
	3,195,454	Term Loan, 4.22%, Maturing December 21, 2012	3,069,451
	United Rentals, Inc.
	2,462,196	Term Loan, 4.95%, Maturing February 14, 2011	2,402,692
	5,748,938	Term Loan, 5.10%, Maturing February 14, 2011	5,610,004
			$20,180,688
	Farming / Agriculture — 0.3%
	BF Bolthouse HoldCo, LLC
	4,309,977	Term Loan, 5.00%, Maturing December 16, 2012	$4,097,172
	Central Garden & Pet Co.
	10,804,365	Term Loan, 4.31%, Maturing February 28, 2014	9,498,841
			$13,596,013
	Financial Intermediaries — 1.3%
	Asset Acceptence Capital Corp.
	1,486,263	Term Loan, 5.56%, Maturing June 5, 2013	$1,374,793
	Citco III, Ltd.
	10,875,000	Term Loan, 6.72%, Maturing June 30, 2014	9,760,313
	E.A. Viner International Co.
	757,350	Term Loan, 5.70%, Maturing July 31, 2013	719,483
	Grosvenor Capital Management
	4,237,245	Term Loan, 4.86%, Maturing December 5, 2013	4,067,755
	INVESTools, Inc.
	2,304,000	Term Loan, 5.95%, Maturing August 13, 2012	2,096,640
	Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.84%, Maturing June 30, 2015	6,421,186
	LPL Holdings, Inc.
	22,419,972	Term Loan, 4.70%, Maturing December 18, 2014	20,906,624
	Oxford Acquisition III, Ltd.
	11,274,638	Term Loan, 4.67%, Maturing May 24, 2014	9,484,789
	RJO Holdings Corp. (RJ O'Brien)
	4,203,875	Term Loan, 5.90%, Maturing July 31, 2014	2,837,616
			$57,669,199
	Food Products — 3.0%
	Acosta, Inc.
	15,690,114	Term Loan, 5.12%, Maturing July 28, 2013	$14,964,447
	Advantage Sales & Marketing, Inc.
	7,621,197	Term Loan, 4.70%, Maturing March 29, 2013	7,202,032
	3,740,386	Term Loan, 4.70%, Maturing March 29, 2013	3,534,665

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
American Seafoods Group, LLC
	3,950,358	Term Loan, 4.61%, Maturing September 30, 2012	$3,693,584
BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 7.70%, Maturing December 31, 2013	6,417,805
GBP	2,500,000	Term Loan, 10.09%, Maturing June 30, 2015	4,406,724
Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan, 8.92%, Maturing January 24, 2016	4,025,560
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 5.32%, Maturing May 2, 2012	2,842,500
Dean Foods Co.
	23,908,376	Term Loan, 4.45%, Maturing April 2, 2014	22,855,738
Dole Food Company, Inc.
	1,091,079	Term Loan, 4.71%, Maturing April 12, 2013	1,019,477
	6,493,924	Term Loan, 4.83%, Maturing April 12, 2013	6,067,760
	1,947,677	Term Loan, 5.01%, Maturing April 12, 2013	1,819,861
Foodvest Limited
GBP	437,500	Term Loan, 7.88%, Maturing March 16, 2014	783,091
GBP	401,305	Term Loan, 8.38%, Maturing March 16, 2015	718,304
GBP	500,000	Term Loan, 9.88%, Maturing September 16, 2015	828,530
MafCo Worldwide Corp.
	812,696	Term Loan, 4.70%, Maturing December 8, 2011	763,934
Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	3,300,000
	28,370,550	Term Loan, 5.44%, Maturing April 2, 2014	26,538,295
Reddy Ice Group, Inc.
	12,335,000	Term Loan, 4.46%, Maturing August 9, 2012	10,669,775
Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 8.58%, Maturing January 5, 2015	3,875,595
			$126,327,677
Food Service — 1.9%
AFC Enterprises, Inc.
	2,055,134	Term Loan, 5.00%, Maturing May 23, 2009	$1,880,448
Aramark Corp.
	89,602	Term Loan, Maturing January 26, 2014(4)	86,354
	1,410,398	Term Loan, Maturing January 26, 2014(4)	1,359,271
	15,656,346	Term Loan, 4.57%, Maturing January 26, 2014	15,031,203
	1,137,583	Term Loan, 5.20%, Maturing January 26, 2014	1,092,204
Buffets, Inc.
	1,826,350	Term Loan, 4.73%, Maturing May 1, 2013	1,057,000
	11,679,731	Term Loan, 11.39%, Maturing November 1, 2013	6,759,644
CBRL Group, Inc.
	2,948,324	Term Loan, 4.62%, Maturing April 27, 2013	2,793,537
	6,507,657	Term Loan, 4.62%, Maturing April 27, 2013	6,166,005

See notes to financial statements
23

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	JRD Holdings, Inc.
	3,715,625	Term Loan, 5.20%, Maturing June 26, 2014	$3,585,578
	Maine Beverage Co., LLC
	2,808,929	Term Loan, 4.45%, Maturing June 30, 2010	2,696,571
	OSI Restaurant Partners, LLC
	648,261	Term Loan, 2.67%, Maturing May 9, 2013	565,878
	7,698,084	Term Loan, 5.00%, Maturing May 9, 2014	6,719,788
	QCE Finance, LLC
	9,031,500	Term Loan, 4.99%, Maturing May 5, 2013	7,680,000
	Sagittarius Restaurants, LLC
	4,782,412	Term Loan, 9.50%, Maturing March 29, 2013	3,682,457
	Selecta
CHF	18,404,850	Term Loan, 5.26%, Maturing June 28, 2015	15,461,806
	SSP Financing, Ltd.
	3,954,516	Term Loan, 5.43%, Maturing June 15, 2014	3,143,840
	3,954,516	Term Loan, 5.93%, Maturing June 15, 2015	3,163,613
			$82,925,197
	Food / Drug Retailers — 1.4%
	General Nutrition Centers, Inc.
	12,652,101	Term Loan, 4.95%, Maturing September 16, 2013	$11,252,462
	Pantry, Inc. (The)
	66,047	Term Loan, 4.14%, Maturing May 15, 2014(2)	55,975
	7,177,795	Term Loan, 4.62%, Maturing May 15, 2014	6,083,181
	Rite Aid Corp.
	25,000,000	Term Loan, 4.53%, Maturing June 1, 2014	23,523,450
	Roundy's Supermarkets, Inc.
	17,913,704	Term Loan, 5.47%, Maturing November 3, 2011	16,820,968
			$57,736,036
	Forest Products — 1.2%
	Appleton Papers, Inc.
	10,567,638	Term Loan, 4.60%, Maturing June 5, 2014	$9,757,448
	Georgia-Pacific Corp.
	1,680,213	Term Loan, Maturing December 20, 2012(4)	1,602,503
	2,054,873	Term Loan, 4.68%, Maturing December 20, 2012	1,986,097
	33,779,289	Term Loan, 4.73%, Maturing December 20, 2012	32,454,499
	Xerium Technologies, Inc.
	9,157,010	Term Loan, 5.45%, Maturing May 18, 2012	7,417,178
			$53,217,725
	Healthcare — 8.1%
	Accellent, Inc.
	3,171,837	Term Loan, 5.84%, Maturing November 22, 2012	$2,755,534

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	Advanced Medical Optics, Inc.
	1,980,000	Term Loan, 5.44%, Maturing April 2, 2014	$1,841,400
	Alliance Imaging, Inc.
	4,635,234	Term Loan, 5.41%, Maturing December 29, 2011	4,415,061
	American Medical Systems
	8,927,954	Term Loan, 5.38%, Maturing July 20, 2012	8,459,236
	AMN Healthcare, Inc.
	2,121,817	Term Loan, 4.45%, Maturing November 2, 2011	2,036,945
	AMR HoldCo, Inc.
	5,976,263	Term Loan, 5.00%, Maturing February 10, 2012	5,677,450
	Biomet, Inc.
	8,181,111	Term Loan, 5.70%, Maturing December 26, 2014	8,039,643
EUR	7,979,888	Term Loan, 7.73%, Maturing December 26, 2014	11,875,161
	Cardinal Health 409, Inc.
	14,783,275	Term Loan, 4.95%, Maturing April 10, 2014	13,194,073
	Carestream Health, Inc.
	14,096,623	Term Loan, 5.47%, Maturing April 30, 2013	12,017,371
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.23%, Maturing March 23, 2015	8,017,929
	CB Diagnostics AB
	998,084	Term Loan, 4.99%, Maturing January 16, 2015	928,218
	2,315,036	Term Loan, 5.24%, Maturing January 16, 2016	2,152,984
	Community Health Systems, Inc.
	34,716,565	Term Loan, 5.34%, Maturing July 25, 2014	33,307,871
	Concentra, Inc.
	5,955,000	Term Loan, 4.95%, Maturing June 25, 2014	5,352,056
	CRC Health Corp.
	1,851,601	Term Loan, 4.92%, Maturing February 6, 2013	1,694,215
	3,895,798	Term Loan, 4.92%, Maturing February 6, 2013	3,564,655
	Dako Equity Project Delphi
	1,568,302	Term Loan, 4.81%, Maturing June 12, 2016	1,257,778
EUR	3,098,534	Term Loan, 7.11%, Maturing June 12, 2016	3,868,934
	DaVita, Inc.
	14,753,556	Term Loan, 4.23%, Maturing October 5, 2012	14,155,034
	Fresenius Medical Care Holdings
	6,715,942	Term Loan, 4.07%, Maturing March 31, 2013	6,507,117
	Gambro Holding AB
	1,292,918	Term Loan, 5.57%, Maturing June 5, 2014	1,187,329
	1,292,918	Term Loan, 6.07%, Maturing June 5, 2015	1,191,640
	Hanger Orthopedic Group, Inc.
	5,377,997	Term Loan, 4.87%, Maturing May 30, 2013	5,088,930
	HCA, Inc.
	43,763,298	Term Loan, 4.95%, Maturing November 18, 2013	41,631,937
	Health Management Association, Inc.
	2,500,000	Term Loan, Maturing February 28, 2014(4)	2,271,875
	21,083,449	Term Loan, 4.45%, Maturing February 28, 2014	19,551,235

See notes to financial statements
24

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	HealthSouth Corp.
	7,503,779	Term Loan, 5.23%, Maturing March 10, 2013	$7,140,319
	Iasis Healthcare, LLC
	1,075,131	Term Loan, 4.86%, Maturing March 14, 2014	1,030,333
	3,115,084	Term Loan, 4.88%, Maturing March 14, 2014	2,985,287
	286,702	Term Loan, 4.88%, Maturing March 14, 2014	274,756
	Ikaria Acquisition, Inc.
	1,552,672	Term Loan, 4.95%, Maturing March 28, 2013	1,467,275
	IM U.S. Holdings, LLC
	7,629,788	Term Loan, 4.67%, Maturing June 26, 2014	7,082,984
	inVentiv Health, Inc.
	8,024,363	Term Loan, 4.45%, Maturing July 6, 2014	7,452,627
	Leiner Health Products, Inc.
	8,057,750	Term Loan, 8.75%, Maturing May 27, 2011(10)	3,658,219
	LifeCare Holdings, Inc.
	8,023,852	Term Loan, 6.95%, Maturing August 11, 2012	6,940,632
	LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 4.71%, Maturing April 15, 2012	11,087,099
	Matria Healthcare, Inc.
	3,122,163	Term Loan, 4.88%, Maturing January 19, 2012	3,044,109
	MultiPlan Merger Corp.
	3,510,235	Term Loan, 5.38%, Maturing April 12, 2013	3,316,076
	3,929,197	Term Loan, 5.38%, Maturing April 12, 2013	3,711,865
	National Mentor Holdings, Inc.
	484,400	Term Loan, 5.31%, Maturing June 29, 2013	416,584
	8,022,702	Term Loan, 4.70%, Maturing June 29, 2013	6,899,524
	Nyco Holdings
	2,859,137	Term Loan, 4.95%, Maturing December 29, 2014	2,383,294
EUR	5,346,366	Term Loan, 6.98%, Maturing December 29, 2014	7,065,946
	2,859,137	Term Loan, 5.70%, Maturing December 29, 2015	2,383,294
EUR	5,350,000	Term Loan, 7.73%, Maturing December 29, 2015	7,070,749
	Psychiatric Solutions Inc.
	994,453	Term Loan, 4.56%, Maturing May 31, 2014	957,161
	RadNet Management, Inc.
	2,458,847	Term Loan, 7.26%, Maturing November 15, 2012	2,348,199
	ReAble Therapeutics Finance, LLC
	9,230,328	Term Loan, 4.70%, Maturing November 16, 2013	8,716,891
	Renal Advantage, Inc.
	2,172,585	Term Loan, 5.26%, Maturing October 5, 2012	2,036,798
	Select Medical Holding Corp.
	1,000,000	Revolving Loan, 4.18%, Maturing February 24, 2010(2)	850,000
	4,643,973	Term Loan, 5.06%, Maturing February 24, 2012	4,253,880
	Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 7.09%, Maturing May 13, 2010	4,740,323

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
Vanguard Health Holding Co., LLC
	10,745,426	Term Loan, 5.13%, Maturing September 23, 2011	$10,378,287
Viant Holdings, Inc.
	4,838,437	Term Loan, 4.95%, Maturing June 25, 2014	4,112,672
			$345,846,794
Home Furnishings — 1.5%
Dometic Corp.
	2,790,150	Term Loan, 5.45%, Maturing December 31, 2014	$2,308,849
	1,788,692	Term Loan, 5.95%, Maturing December 31, 2014	1,480,142
	421,159	Term Loan, 5.95%, Maturing December 31, 2014	348,509
Hunter Fan Co.
	3,903,211	Term Loan, 5.57%, Maturing April 16, 2014	3,151,843
Interline Brands, Inc.
	5,882,406	Term Loan, 4.61%, Maturing June 23, 2013	5,558,873
	3,072,818	Term Loan, 4.61%, Maturing June 23, 2013	2,903,813
National Bedding Co., LLC
	10,731,056	Term Loan, 4.74%, Maturing August 31, 2011	8,638,500
	1,500,000	Term Loan, 7.70%, Maturing August 31, 2012	1,065,000
Oreck Corp.
	4,212,647	Term Loan, 7.66%, Maturing February 2, 2012(3)	1,963,094
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.54%, Maturing April 7, 2013	5,348,678
EUR	4,478,261	Term Loan, 8.04%, Maturing April 7, 2014	5,348,678
Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.96%, Maturing April 6, 2012(2)	2,730,000
	6,357,539	Term Loan, 4.15%, Maturing August 25, 2012	5,912,511
Simmons Co.
	18,290,235	Term Loan, 5.61%, Maturing December 19, 2011	16,461,211
	2,500,000	Term Loan, 8.20%, Maturing February 15, 2012	1,637,500
			$64,857,201
Industrial Equipment — 2.2%
CEVA Group PLC U.S.
EUR	649,491	Term Loan, 7.39%, Maturing January 4, 2014	$943,779
EUR	1,102,908	Term Loan, 7.39%, Maturing January 4, 2014	1,602,643
EUR	1,355,481	Term Loan, 7.39%, Maturing January 4, 2014	1,969,658
EUR	1,135,787	Term Loan, 7.73%, Maturing January 4, 2014	1,650,419
Colfax Corp.
	1,983,244	Term Loan, 5.00%, Maturing May 30, 2009	1,943,579
EUR	3,591,204	Term Loan, 6.98%, Maturing December 19, 2011	5,507,278
EPD Holdings (Goodyear Engineering Products)
	352,242	Term Loan, 5.37%, Maturing July 13, 2014	291,921
	9,424,516	Term loan, 5.40%, Maturing July 13, 2014	7,810,567
	2,000,000	Term Loan, 8.65%, Maturing July 13, 2015	1,280,000

See notes to financial statements
25

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Flowserve Corp.
	3,616,499	Term Loan, 4.25%, Maturing August 10, 2012	$3,444,715
FR Brand Acquisition Corp.
	9,062,770	Term Loan, 5.01%, Maturing February 7, 2014	8,043,208
Generac Acquisition Corp.
	9,785,624	Term Loan, 5.18%, Maturing November 7, 2013	7,936,141
Gleason Corp.
	1,940,737	Term Loan, 4.65%, Maturing June 30, 2013	1,804,885
	1,518,056	Term Loan, 4.65%, Maturing June 30, 2013	1,411,792
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, Maturing December 27, 2010(2)(3)	3,390,356
GBP	2,425,022	Term Loan, 8.22%, Maturing December 27, 2010	3,602,158
Itron, Inc.
GBP	790,000	Term Loan, 8.01%, Maturing April 18, 2014	1,388,613
Jason, Inc.
	1,923,720	Term Loan, 5.22%, Maturing April 30, 2010	1,702,492
John Maneely Co.
	13,350,760	Term Loan, 6.03%, Maturing December 8, 2013	12,058,593
KION Group GmbH
	2,250,000	Term Loan, 6.75%, Maturing December 23, 2014	2,098,125
	2,250,000	Term Loan, 7.25%, Maturing December 23, 2015	2,098,125
Polypore, Inc.
	1,999,803	Term Loan, 0.00%, Maturing July 3, 2013(2)	1,739,829
	16,857,538	Term Loan, 5.11%, Maturing July 3, 2014	16,098,948
EUR	1,106,137	Term Loan, 6.64%, Maturing July 3, 2014	1,481,045
TFS Acquisition Corp.
	4,422,551	Term Loan, 6.20%, Maturing August 11, 2013	4,112,972
			$95,411,841
Insurance — 1.1%
Alliant Holdings I, Inc.
	7,338,125	Term Loan, 5.70%, Maturing August 21, 2014	$6,897,838
CCC Information Services Group, Inc.
	4,362,620	Term Loan, 4.91%, Maturing February 10, 2013	4,231,742
Conseco, Inc.
	23,388,206	Term Loan, 4.86%, Maturing October 10, 2013	17,930,966
Crump Group, Inc.
	6,898,446	Term Loan, 5.70%, Maturing August 4, 2014	6,346,570
Hub International Holdings, Inc.
	465,194	Term Loan, 4.40%, Maturing June 13, 2014(2)	419,256
	6,505,483	Term Loan, 5.20%, Maturing June 13, 2014	5,863,066
U.S.I. Holdings Corp.
	7,071,562	Term Loan, 5.45%, Maturing May 4, 2014	6,647,269
			$48,336,707

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 5.6%
24 Hour Fitness Worldwide, Inc.
	2,967,140	Term Loan, 5.93%, Maturing June 8, 2012	$2,655,590
AMC Entertainment, Inc.
	16,602,585	Term Loan, 4.64%, Maturing January 26, 2013	15,719,095
AMF Bowling Worldwide, Inc.
	6,004,625	Term Loan, 5.47%, Maturing June 8, 2013	4,803,700
Bombardier Recreational Products
	13,400,000	Term Loan, 5.32%, Maturing June 28, 2013	11,903,662
Carmike Cinemas, Inc.
	5,978,516	Term Loan, 6.49%, Maturing May 19, 2012	5,679,591
	3,268,644	Term Loan, 6.60%, Maturing May 19, 2012	3,105,212
Cedar Fair, L.P.
	4,912,500	Term Loan, 4.86%, Maturing August 31, 2011	4,684,614
	3,978,935	Term Loan, 4.86%, Maturing August 30, 2012	3,794,356
Cinemark, Inc.
	26,436,214	Term Loan, 4.66%, Maturing October 5, 2013	25,269,293
Dave & Buster's, Inc.
	815,456	Term Loan, 4.95%, Maturing March 8, 2013	758,374
	2,086,817	Term Loan, 4.95%, Maturing March 8, 2013	1,940,740
Deluxe Entertainment Services
	271,434	Term Loan, 4.95%, Maturing January 28, 2011	237,505
	516,186	Term Loan, 4.95%, Maturing January 28, 2011	451,663
	5,507,882	Term Loan, 5.04%, Maturing January 28, 2011	4,819,397
DW Funding, LLC
	4,983,964	Term Loan, 4.57%, Maturing April 30, 2011	4,784,606
Easton-Bell Sports, Inc.
	7,437,875	Term Loan, 4.65%, Maturing March 16, 2012	6,563,925
Fender Musical Instruments Corp.
	1,313,317	Term Loan, 6.97%, Maturing June 9, 2014	1,090,053
	4,591,934	Term Loan, 7.16%, Maturing June 9, 2014	3,811,305
Lions Gate Entertainment, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing December 31, 2008(2)	960,000
Mega Blocks, Inc.
	1,895,891	Term Loan, 8.25%, Maturing July 26, 2012	1,666,014
Metro-Goldwyn-Mayer Holdings, Inc.
	50,125,860	Term Loan, 5.95%, Maturing April 8, 2012	40,273,021
National CineMedia, LLC
	16,250,000	Term Loan, 4.62%, Maturing February 13, 2015	15,147,324
Odeon
EUR	1,064,322	Term Loan, 6.84%, Maturing April 2, 2015	1,497,552
GBP	623,547	Term Loan, 8.16%, Maturing April 2, 2015	1,118,672
EUR	1,064,322	Term Loan, 7.21%, Maturing April 2, 2016	1,501,695
GBP	623,547	Term Loan, 8.54%, Maturing April 2, 2016	1,120,731
Regal Cinemas Corp.
	25,027,778	Term Loan, 4.20%, Maturing November 10, 2010	23,823,316

See notes to financial statements
26

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Revolution Studios Distribution Co., LLC
	6,481,895	Term Loan, 6.62%, Maturing December 21, 2014	$5,995,753
Six Flags Theme Parks, Inc.
	14,462,925	Term Loan, 5.20%, Maturing April 30, 2015	12,921,727
Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.44%, Maturing December 22, 2010	8,360,000
Universal City Development Partners, Ltd.
	9,996,088	Term Loan, 4.63%, Maturing June 9, 2011	9,758,681
WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	349,050
	13,462,451	Term Loan, 4.98%, Maturing February 28, 2011	12,444,353
Zuffa, LLC
	2,481,250	Term Loan, 4.88%, Maturing June 20, 2016	1,674,844
			$240,685,414
Lodging and Casinos — 3.6%
Bally Technologies, Inc.
	8,480,980	Term Loan, 7.36%, Maturing September 5, 2009	$8,337,864
Choctaw Resort Development Enterprise
	3,458,296	Term Loan, 6.47%, Maturing November 4, 2011	3,250,798
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.38%, Maturing June 30, 2014	2,117,385
EUR	1,500,000	Term Loan, 7.76%, Maturing June 30, 2015	2,121,275
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.25%, Maturing November 20, 2014	2,740,586
GBP	1,500,000	Term Loan, 8.75%, Maturing November 20, 2015	2,740,586
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.21%, Maturing December 12, 2012(2)	9,209,558
GBP	6,847,984	Term Loan, 8.01%, Maturing December 12, 2013	12,422,050
GBP	5,933,651	Term Loan, 8.51%, Maturing December 12, 2014	10,763,476
Green Valley Ranch Gaming, LLC
	7,072,743	Term Loan, 4.93%, Maturing February 16, 2014	5,693,558
Harrah's Operating Co.
	2,000,000	Term Loan, Maturing January 28, 2015(4)	1,879,463
	1,000,000	Term Loan, Maturing January 28, 2015(4)	943,750
Herbst Gaming, Inc.
	2,495,403	Term Loan, 9.85%, Maturing December 2, 2011	1,785,773
	6,276,496	Term Loan, 10.75%, Maturing December 2, 2011	4,491,617
Isle of Capri Casinos, Inc.
	10,033,008	Term Loan, 4.45%, Maturing November 30, 2013	8,879,212
	142,290	Term Loan, 4.45%, Maturing November 30, 2013	125,927
	5,482,103	Term Loan, 4.45%, Maturing November 30, 2013	4,851,661
LodgeNet Entertainment Corp.
	5,878,075	Term Loan, 4.70%, Maturing April 4, 2014	5,202,096

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	New World Gaming Partners, Ltd.
	9,746,406	Term Loan, 5.19%, Maturing June 30, 2014	$8,308,811
	954,167	Term Loan, 5.19%, Maturing June 30, 2014	813,427
	Penn National Gaming, Inc.
	14,842,318	Term Loan, 4.93%, Maturing October 3, 2012	14,388,796
	Scandic Hotels
EUR	1,724,568	Term Loan, 6.84%, Maturing April 25, 2015	2,406,413
EUR	1,724,568	Term Loan, 7.22%, Maturing April 25, 2016	2,413,126
	Seminole Tribe of Florida
	1,367,360	Term Loan, 4.25%, Maturing March 5, 2014	1,333,176
	352,718	Term Loan, 4.48%, Maturing March 5, 2014	343,900
	1,392,439	Term Loan, 4.63%, Maturing March 5, 2014	1,357,628
	Venetian Casino Resort/Las Vegas Sands Inc.
	9,006,667	Term Loan, 0.00%, Maturing May 14, 2014(2)	8,293,294
	23,158,333	Term Loan, 4.45%, Maturing May 23, 2014	21,324,078
	VML US Finance, LLC
	3,333,333	Term Loan, 4.95%, Maturing May 25, 2012	3,185,627
	2,000,000	Term Loan, 4.95%, Maturing May 25, 2013	1,911,376
			$153,636,287
	Nonferrous Metals / Minerals — 1.2%
	Compass Minerals Group, Inc.
	1,293,347	Term Loan, 4.94%, Maturing December 22, 2012	$1,254,546
	Euramax International, Inc.
	4,408,661	Term Loan, 8.00%, Maturing June 28, 2012	3,698,867
GBP	894,902	Term Loan, 10.68%, Maturing June 29, 2012	1,506,538
	Magnum Coal Co.
	1,375,000	Term Loan, 9.75%, Maturing March 15, 2013	1,366,406
	7,975,000	Term Loan, 9.75%, Maturing March 15, 2013	7,925,156
	Murray Energy Corp.
	7,638,912	Term Loan, 7.91%, Maturing January 28, 2010	7,256,966
	Noranda Aluminum Acquisition
	1,955,586	Term Loan, 5.07%, Maturing May 18, 2014	1,857,806
	Novelis, Inc.
	2,024,520	Term Loan, 4.70%, Maturing June 28, 2014	1,928,355
	4,453,943	Term Loan, 4.70%, Maturing June 28, 2014	4,242,381
	Oxbow Carbon and Mineral Holdings
	1,368,080	Term Loan, 4.86%, Maturing May 8, 2014	1,240,962
	15,281,664	Term Loan, 4.88%, Maturing May 8, 2014	13,861,737
	Thompson Creek Metals Co.
	5,855,644	Term Loan, 7.48%, Maturing October 26, 2012	5,797,087
	Tube City IMS Corp.
	162,162	Term Loan, 4.95%, Maturing January 25, 2014	147,568
	1,324,459	Term Loan, 4.95%, Maturing January 25, 2014	1,205,258
			$53,289,633

See notes to financial statements
27

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas — 1.6%
	Atlas Pipeline Partners, L.P.
	4,960,000	Term Loan, 5.62%, Maturing July 20, 2014	$4,846,332
	Citgo Petroleum Corp.
	4,839,952	Term Loan, 4.11%, Maturing November 15, 2012	4,549,554
	Dresser, Inc.
	6,167,014	Term Loan, 5.31%, Maturing May 4, 2014	5,961,449
	Dynegy Holdings, Inc.
	26,178,793	Term Loan, 4.36%, Maturing April 2, 2013	24,717,152
	1,287,833	Term Loan, 4.36%, Maturing April 2, 2013	1,215,930
	Enterprise GP Holdings, L.P.
	2,400,000	Term Loan, 4.96%, Maturing October 31, 2014	2,361,000
	Hercules Offshore, Inc.
	3,285,100	Term Loan, 4.45%, Maturing July 6, 2013	3,208,449
	Primary Natural Resources, Inc.
	13,181,000	Term Loan, 5.00%, Maturing July 28, 2010	12,503,497
	Targa Resources, Inc.
	4,828,492	Term Loan, 4.70%, Maturing October 31, 2012	4,645,010
	3,761,945	Term Loan, 6.83%, Maturing October 31, 2012	3,618,991
			$67,627,364
	Publishing — 9.9%
	American Media Operations, Inc.
	20,000,000	Term Loan, 7.25%, Maturing January 31, 2013	$18,325,000
	Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 4.88%, Maturing September 27, 2013	5,937,750
EUR	708,499	Term Loan, 6.98%, Maturing September 27, 2013	966,282
	Black Press US Partnership
	922,110	Term Loan, 5.09%, Maturing August 2, 2013	843,730
	1,518,769	Term Loan, 5.09%, Maturing August 2, 2013	1,389,673
	CanWest MediaWorks, Ltd.
	7,344,500	Term Loan, 5.09%, Maturing July 10, 2014	7,050,720
	Dex Media West, LLC
	5,028,383	Term Loan, 4.48%, Maturing March 9, 2010	4,912,730
	1,453,875	Term Loan, 4.56%, Maturing September 9, 2010	1,424,191
	GateHouse Media Operating, Inc.
	1,825,000	Term Loan, 4.75%, Maturing August 28, 2014	1,237,578
	13,275,000	Term Loan, 5.09%, Maturing August 28, 2014	9,002,109
	7,750,000	Term Loan, 5.25%, Maturing August 28, 2014	5,328,125
	Hanley-Wood, LLC
	7,462,500	Term Loan, 4.95%, Maturing March 8, 2014	5,643,516
	Idearc, Inc.
	43,189,980	Term Loan, 4.71%, Maturing November 17, 2014	35,739,708
	Josten's Corp.
	2,000,000	Revolving Loan, 4.58%, Maturing October 4, 2009(2)	1,920,000

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Local Insight Regatta Holdings, Inc.
	1,250,000	Term Loan, 7.75%, Maturing April 23, 2015	$1,153,906
MediaNews Group, Inc.
	9,989,267	Term Loan, 4.63%, Maturing August 25, 2010	7,891,521
	4,555,877	Term Loan, 5.13%, Maturing August 2, 2013	3,348,570
Mediannuaire Holding
EUR	7,000,000	Term Loan, 6.11%, Maturing October 24, 2013	9,881,543
EUR	2,000,000	Term Loan, 6.61%, Maturing October 10, 2014	2,543,196
EUR	2,000,000	Term Loan, 7.11%, Maturing October 10, 2015	2,547,867
Merrill Communications, LLC
	10,327,282	Term Loan, 4.95%, Maturing February 9, 2009	8,984,735
Nebraska Book Co., Inc.
	9,002,234	Term Loan, 5.13%, Maturing March 4, 2011	8,282,055
Nelson Education, Ltd.
	298,500	Term Loan, 5.20%, Maturing July 5, 2014	264,173
Newspaper Holdings, Inc.
	19,650,000	Term Loan, 4.63%, Maturing July 24, 2014	16,211,250
Nielsen Finance, LLC
	37,191,718	Term Loan, 5.10%, Maturing August 9, 2013	35,270,134
Philadelphia Newspapers, LLC
	6,012,873	Term Loan, 6.60%, Maturing June 29, 2013	5,141,006
R.H. Donnelley Corp.
	27,973,373	Term Loan, 4.41%, Maturing June 30, 2010	26,579,068
	6,499,010	Term Loan, 4.27%, Maturing June 30, 2011	6,169,997
Reader's Digest Association
	8,000,000	Revolving Loan, 4.90%, Maturing March 2, 2013(2)	6,760,000
	36,597,769	Term Loan, 4.94%, Maturing March 2, 2014	30,815,321
Seat Pagine Gialle SpA
EUR	6,455,496	Term Loan, 4.39%, Maturing May 25, 2012	9,162,765
SGS International, Inc.
	985,883	Term Loan, 5.60%, Maturing December 30, 2011	911,942
	1,197,438	Term Loan, 6.91%, Maturing December 30, 2011	1,107,630
Source Media, Inc.
	10,874,832	Term Loan, 4.95%, Maturing November 8, 2011	9,950,471
Springer Science+Business Media
	1,712,542	Term Loan, 6.72%, Maturing May 5, 2010	1,507,037
	8,560	Term Loan, 7.09%, Maturing May 5, 2011	7,752
	1,759,273	Term Loan, 7.47%, Maturing May 5, 2012	1,593,241
	1,508,560	Term Loan, 7.47%, Maturing May 5, 2012	1,366,190
EUR	15,838	Term Loan, 7.47%, Maturing May 5, 2012	22,403
The Star Tribune Co.
	8,217,000	Term Loan, 4.95%, Maturing March 5, 2014	4,420,746
Thomas Nelson, Inc.
	1,965,000	Term Loan, 5.01%, Maturing June 12, 2012	1,621,125

See notes to financial statements
28

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
TL Acquisitions, Inc.
	8,009,750	Term Loan, 5.34%, Maturing July 5, 2014	$7,445,727
Trader Media Corp.
GBP	17,310,500	Term Loan, 8.00%, Maturing March 23, 2015	28,484,537
Tribune Co.
	13,100,000	Term Loan, 5.48%, Maturing May 17, 2009	12,494,125
	25,606,500	Term Loan, 5.54%, Maturing May 17, 2014	19,044,834
World Directories Acquisition
EUR	8,776,758	Term Loan, 6.39%, Maturing May 31, 2014	11,814,125
Xsys US, Inc.
	7,701,575	Term Loan, 4.88%, Maturing September 27, 2013	6,700,370
EUR	791,501	Term Loan, 6.98%, Maturing September 27, 2013	1,079,484
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,750,572
	7,866,565	Term Loan, 4.88%, Maturing September 27, 2014	6,857,025
EUR	2,750,000	Term Loan, 6.98%, Maturing September 27, 2014	3,750,572
EUR	1,000,000	Term Loan, 9.02%, Maturing September 27, 2015	1,292,227
Yell Group, PLC
	19,025,000	Term Loan, 4.86%, Maturing February 10, 2013	16,928,845
			$422,879,199
Radio and Television — 5.3%
Block Communications, Inc.
	6,945,162	Term Loan, 4.70%, Maturing December 22, 2011	$6,597,904
Citadel Broadcasting Corp.
	32,925,000	Term Loan, 4.39%, Maturing June 12, 2014	28,397,813
CMP Susquehanna Corp.
	2,000,000	Term Loan, 4.81%, Maturing May 5, 2011(2)	1,590,000
	10,227,194	Term Loan, 4.85%, Maturing May 5, 2013	8,011,299
Cumulus Media, Inc.
	14,341,795	Term Loan, 4.47%, Maturing June 11, 2014	12,360,835
Discovery Communications, Inc.
	7,505,725	Term Loan, 4.70%, Maturing April 30, 2014	7,287,594
Emmis Operating Co.
	6,170,631	Term Loan, 4.67%, Maturing November 2, 2013	5,374,619
Entravision Communications Corp.
	897,560	Term Loan, 4.20%, Maturing September 29, 2013	801,072
Gray Television, Inc.
	9,784,231	Term Loan, 4.19%, Maturing January 19, 2015	8,536,742
HIT Entertainment, Inc.
	1,445,882	Term Loan, 5.07%, Maturing March 20, 2012	1,308,523
Local TV Finance, LLC
	1,985,000	Term Loan, 5.16%, Maturing May 7, 2013	1,717,025
NEP II, Inc.
	5,340,989	Term Loan, 4.95%, Maturing February 16, 2014	4,849,175

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Nexstar Broadcasting, Inc.
	10,930,700	Term Loan, 4.45%, Maturing October 1, 2012	$10,056,244
	8,357,024	Term Loan, 4.65%, Maturing October 1, 2012	7,688,462
	NextMedia Operating, Inc.
	431,353	Term Loan, 6.72%, Maturing November 15, 2012	383,904
	967,191	Term Loan, 6.80%, Maturing November 15, 2012	860,800
	PanAmSat Corp.
	6,787,134	Term Loan, 5.18%, Maturing January 3, 2014	6,449,901
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	6,785,093	Term Loan, 5.18%, Maturing January 3, 2014	6,447,962
	Paxson Communications Corp.
	14,925,000	Term Loan, 5.96%, Maturing January 15, 2012	11,940,000
	Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 4.44%, Maturing June 25, 2014	7,833,370
	Spanish Broadcasting System, Inc.
	11,846,336	Term Loan, 4.45%, Maturing June 10, 2012	10,010,154
	Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.39%, Maturing January 19, 2015	8,305,989
EUR	6,300,000	Term Loan, 6.65%, Maturing January 19, 2016	8,305,989
	Univision Communications, Inc.
	6,125,000	Term Loan, 5.36%, Maturing March 29, 2009	5,890,210
	45,733,221	Term Loan, 5.15%, Maturing September 29, 2014	38,630,303
	Young Broadcasting, Inc.
	980,000	Term Loan, 5.25%, Maturing November 3, 2012	885,675
	8,348,913	Term Loan, 5.36%, Maturing November 3, 2012	7,545,330
			$224,514,856
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
	7,956,817	Term Loan, 4.99%, Maturing April 26, 2013	$7,688,274
	1,985,000	Term Loan, 4.38%, Maturing April 28, 2013	1,920,488
	RailAmerica, Inc.
	4,000,000	Term Loan, 5.32%, Maturing August 14, 2008	3,900,000
			$13,508,762
	Retailers (Except Food and Drug) — 2.1%
	American Achievement Corp.
	4,442,057	Term Loan, 4.98%, Maturing March 25, 2011	$4,108,903
	Amscan Holdings, Inc.
	4,430,250	Term Loan, 5.16%, Maturing May 25, 2013	3,787,864
	Claire's Stores, Inc.
	3,027,125	Term Loan, 5.56%, Maturing May 24, 2014	2,420,756
	Cumberland Farms, Inc.
	2,886,339	Term Loan, 4.86%, Maturing September 29, 2013	2,713,158

See notes to financial statements
29

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
FTD, Inc.
	4,107,683	Term Loan, 4.61%, Maturing July 28, 2013	$3,943,376
Harbor Freight Tools USA, Inc.
	8,972,206	Term Loan, 5.15%, Maturing July 15, 2010	7,861,896
Josten's Corp.
	5,046,422	Term Loan, 6.72%, Maturing October 4, 2011	4,861,384
Mapco Express, Inc.
	3,320,423	Term Loan, 5.62%, Maturing April 28, 2011	3,137,800
Neiman Marcus Group, Inc.
	3,055,758	Term Loan, 4.76%, Maturing April 5, 2013	2,925,253
Orbitz Worldwide, Inc.
	8,706,250	Term Loan, 5.79%, Maturing July 25, 2014	7,487,375
Oriental Trading Co., Inc.
	2,000,000	Term Loan, 8.87%, Maturing January 31, 2013	1,500,000
	11,460,618	Term Loan, 5.23%, Maturing July 31, 2013	9,283,101
Rent-A-Center, Inc.
	6,311,968	Term Loan, 4.92%, Maturing November 15, 2012	5,941,140
Rover Acquisition Corp.
	1,970,025	Term Loan, 5.03%, Maturing October 26, 2013	1,793,708
Savers, Inc.
	2,790,000	Term Loan, 5.48%, Maturing August 11, 2012	2,622,600
	3,044,373	Term Loan, 5.49%, Maturing August 11, 2012	2,861,711
The Yankee Candle Company, Inc.
	6,171,985	Term Loan, 4.61%, Maturing February 6, 2014	5,635,023
Vivarte
EUR	5,688,988	Term Loan, 6.35%, Maturing May 29, 2015	7,007,238
EUR	247,396	Term Loan, 6.35%, Maturing May 29, 2015	304,722
EUR	63,616	Term Loan, 6.35%, Maturing May 29, 2015	78,357
EUR	5,688,988	Term Loan, 6.85%, Maturing May 29, 2016	7,011,268
EUR	247,396	Term Loan, 6.85%, Maturing May 29, 2016	304,898
EUR	63,616	Term Loan, 6.85%, Maturing May 29, 2016	78,402
			$87,669,933
Steel — 0.1%
Algoma Acquisition Corp.
	2,318,925	Term Loan, 7.33%, Maturing June 20, 2013	$2,150,803
			$2,150,803
Surface Transport — 0.5%
Delphi Acquisition Holding, Inc.
	1,183,488	Term Loan, 5.07%, Maturing April 10, 2015	$1,094,726
	282,788	Term Loan, 5.07%, Maturing April 10, 2015	261,579
	1,466,276	Term Loan, 5.57%, Maturing April 10, 2016	1,356,305

Principal Amount*		Borrower/Tranche Description	Value
Surface Transport (continued)
Ozburn-Hessey Holding Co., LLC
	3,900,907	Term Loan, 6.16%, Maturing August 9, 2012	$3,549,825
Swift Transportation Co., Inc.
	6,000,000	Term Loan, 5.80%, Maturing May 10, 2012	4,260,000
	15,927,907	Term Loan, 6.50%, Maturing May 10, 2014	11,869,604
			$22,392,039
Telecommunications — 3.1%
Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 4.45%, Maturing February 1, 2012	$2,479,232
	8,111,697	Term Loan, 4.45%, Maturing February 1, 2012	7,697,425
Alltell Communication
	7,810,750	Term Loan, 5.47%, Maturing May 16, 2015	7,192,943
Asurion Corp.
	16,000,000	Term Loan, 6.10%, Maturing July 13, 2012	14,806,672
	2,000,000	Term Loan, 9.39%, Maturing January 13, 2013	1,797,500
BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.61%, Maturing September 30, 2014	3,636,619
EUR	2,500,000	Term Loan, 6.86%, Maturing September 30, 2015	3,639,915
Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014(2)	2,817,281
	6,886,697	Term Loan, 4.39%, Maturing May 29, 2014	6,507,929
Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,162,500
	9,147,788	Term Loan, 4.72%, Maturing February 9, 2011	8,941,962
CommScope, Inc.
	2,500,000	Term Loan, Maturing November 19, 2014(4)	2,375,000
	7,848,387	Term Loan, 5.19%, Maturing November 19, 2014	7,520,645
FairPoint Communications, Inc.
	4,000,000	Term Loan, 5.63%, Maturing March 31, 2015	3,550,832
Hargray Acquisition Co.
	3,341,657	Term Loan, 4.95%, Maturing June 29, 2014	3,024,200
Intelsat Subsidiary Holding Co.
	7,695,156	Term Loan, 5.18%, Maturing July 3, 2013	7,371,959
Iowa Telecommunications Services
	1,998,000	Term Loan, 4.44%, Maturing November 23, 2011	1,950,548
IPC Systems, Inc.
	9,180,625	Term Loan, 4.95%, Maturing May 31, 2014	7,015,531
GBP	3,431,232	Term Loan, 8.27%, Maturing May 31, 2014	5,198,731
Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.95%, Maturing December 26, 2014	12,147,703
NTelos, Inc.
	5,865,189	Term Loan, 5.27%, Maturing August 24, 2011	5,744,219

See notes to financial statements
30

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Telecommunications (continued)
Palm, Inc.
5,820,750	Term Loan, 6.39%, Maturing April 24, 2014	$4,234,596
Stratos Global Corp.
1,404,153	Term Loan, 5.44%, Maturing February 13, 2012	1,334,823
Telesat Canada, Inc.
399,513	Term Loan, 5.89%, Maturing October 22, 2014(2)	378,258
4,663,394	Term Loan, 5.90%, Maturing October 22, 2014	4,415,288
Windstream Corp.
4,355,127	Term Loan, 4.22%, Maturing July 17, 2013	4,259,471
		$134,201,782
Utilities — 1.7%
AEI Finance Holding, LLC
1,409,088	Revolving Loan, 5.70%, Maturing March 30, 2012	$1,247,043
8,861,217	Term Loan, 5.69%, Maturing March 30, 2014	7,842,177
BRSP, LLC
14,178,029	Term Loan, 7.91%, Maturing July 13, 2009	13,185,567
Covanta Energy Corp.
2,909,601	Term Loan, 4.19%, Maturing February 9, 2014	2,784,730
4,856,051	Term Loan, 5.08%, Maturing February 9, 2014	4,647,643
Mirant North America, LLC
892,296	Term Loan, 4.61%, Maturing January 3, 2013	870,308
NRG Energy, Inc.
8,553,146	Term Loan, 4.20%, Maturing June 1, 2014	8,224,919
17,518,446	Term Loan, 4.20%, Maturing June 1, 2014	16,846,176
NSG Holdings, LLC
202,483	Term Loan, 4.35%, Maturing June 15, 2014	189,322
1,528,592	Term Loan, 4.35%, Maturing June 15, 2014	1,429,233
Pike Electric, Inc.
2,323,673	Term Loan, 4.25%, Maturing July 1, 2012	2,213,299
1,766,811	Term Loan, 4.44%, Maturing December 10, 2012	1,682,887
TXU Texas Competitive Electric Holdings Co., LLC
4,303,375	Term Loan, 6.58%, Maturing October 10, 2014	4,128,550
6,293,375	Term Loan, 6.58%, Maturing October 10, 2014	6,033,383
		$71,325,237
Total Senior Floating-Rate Interests (identified cost $4,755,548,397)		$4,333,991,118

Corporate Bonds & Notes — 0.3%
Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
$6,300	5.463%, 10/15/13	$5,819,625
		$5,819,625
Radio and Television — 0.1%
Paxson Communications Corp., Variable Rate
$3,000	5.963%, 1/15/12(5)	$2,441,250
		$2,441,250
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.05%, 6/15/13	$5,630,625
		$5,630,625
Total Corporate Bonds & Notes (identified cost $15,143,870)		$13,891,500
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(6)	$315,435
		$315,435
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(3)(6)(7)	$0
Total Common Stocks (identified cost $1,051,450)		$315,435

See notes to financial statements
31

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Asset Backed Securities — 0.3%
Principal Amount (000's omitted)	Security	Value
Alzette European CLO SA, Series 2004-1A, Class E2
$1,180	11.86%, 12/15/20(5)(8)	$1,070,531
Assemblies of God Financial Real Estate, Series 2004-1A, Class A,
5,459	7.019%, 6/15/29(5)(8)	5,458,540
Avalon Capital Ltd. 3, Series 1A, Class D,
1,140	5.043%, 2/24/19(5)(8)	810,438
Babson Ltd., Series 2005-1A, Class C1,
1,500	4.663%, 4/15/19(5)(8)	1,006,557
Bryant Park CDO Ltd., Series 2005-1A, Class C,
1,500	4.763%, 1/15/19(5)(8)	1,035,656
Carlyle High Yield Partners, Series 2004-6A, Class C,
1,500	5.546%, 8/11/16(5)(8)	1,102,839
Centurion CDO 8 Ltd., Series 2005-8A, Class D,
1,000	8.49%, 3/8/17(8)	752,670
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D,
2,000	7.31%, 1/15/18(5)(8)	1,353,814
Total Asset Backed Securities (identified cost $15,221,020)		$12,591,045
Preferred Stocks — 0.0%
Shares	Security	Value
2,484	Environmental Systems Products Holdings, Series A(3)(6)(7)	$223,535
350	Hayes Lemmerz International(6)(7)	6,454
Total Preferred Stocks (identified cost $60,970)		$229,989
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$59,680
Total Closed-End Investment Companies (identified cost $72,148)		$59,680

Short-Term Investments — 0.6%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	23,027	$23,027,472
Total Short-Term Investments (identified cost $23,027,472)		$23,027,472
Total Investments — 102.5% (identified cost $4,810,125,327)		$4,384,106,239
Less Unfunded Loan Commitments — (2.3)%		$(97,615,914)
Net Investments — 100.2% (identified cost $4,712,509,413)		$4,286,490,325
Other Assets, Less Liabilities — (0.2)%		$(9,362,221)
Net Assets — 100.0%		$4,277,128,104

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

See notes to financial statements
32

Floating Rate Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $14,279,625 or 0.3% of the Portfolio's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements
33

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $4,689,481,941)	$4,263,462,853
Affiliated investment, at value (identified cost, $23,027,472)	23,027,472
Cash	9,093,437
Foreign currency, at value (identified cost, $363,602)	362,546
Receivable for investments sold	40,811,392
Dividends and interest receivable	34,906,533
Interest receivable from affiliated investment	80,347
Receivable for open forward foreign currency contracts	2,135,652
Receivable for open swap contracts	622,148
Other assets	729,617
Total assets	$4,375,231,997
Liabilities
Demand note payable	$85,000,000
Payable for investments purchased	10,521,253
Payable to affiliate for investment adviser fee	1,795,566
Payable to affiliate for Trustees' fees	2,384
Payable for open swap contracts	416,686
Accrued expenses	368,004
Total liabilities	$98,103,893
Net Assets applicable to investors' interest in Portfolio	$4,277,128,104
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$4,699,395,008
Net unrealized depreciation (computed on the basis of identified cost)	(422,266,904)
Total	$4,277,128,104

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$197,905,224
Dividends	5,566
Interest income allocated from affiliated investment	1,064,922
Expenses allocated from affiliated investment	(126,580)
Total investment income	$198,849,132
Expenses
Investment adviser fee	$13,125,415
Trustees' fees and expenses	15,288
Legal and accounting services	462,573
Custodian fee	284,372
Interest expense	5,850,461
Miscellaneous	109,289
Total expenses	$19,847,398
Deduct — Reduction of custodian fee	$34,831
Total expense reductions	$34,831
Net expenses	$19,812,567
Net investment income	$179,036,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(79,209,787)
Swap contracts	612,202
Foreign currency and forward foreign currency exchange contract transactions	(25,231,875)
Net realized loss	$(103,829,460)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(328,673,191)
Swap contracts	(964,233)
Foreign currency and forward foreign currency exchange contracts	7,745,997
Net change in unrealized appreciation (depreciation)	$(321,891,427)
Net realized and unrealized loss	$(425,720,887)
Net decrease in net assets from operations	$(246,684,322)

See notes to financial statements
34

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$179,036,565	$532,790,844
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(103,829,460)	(77,108,718)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(321,891,427)	(134,160,493)
Net increase (decrease) in net assets from operations	$(246,684,322)	$321,521,633
Capital transactions — Contributions	$697,652,440	$3,205,618,648
Withdrawals	(3,025,439,557)	(4,106,033,877)
Net decrease in net assets from capital transactions	$(2,327,787,117)	$(900,415,229)
Net decrease in net assets	$(2,574,471,439)	$(578,893,596)
Net Assets
At beginning of period	$6,851,599,543	$7,430,493,139
At end of period	$4,277,128,104	$6,851,599,543

See notes to financial statements
35

Floating Rate Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.78%		0.58%	0.54%	0.54%	0.56%	0.61%
Net investment income	7.02%		6.94%	6.44%	4.68%	3.27%	4.05%
Portfolio Turnover	3%		61%	50%	57%	67%	64%
Total Return	(4.02	)%(2)	4.62%	6.36%	4.77%	3.93%	6.91%
Net assets, end of period (000's omitted)	$4,277,128		$6,851,600	$7,430,493	$6,506,058	$5,389,638	$2,217,874

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Not annualized.

See notes to financial statements
36

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 65.3%, 18.3%, 10.9%, 3.0% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

37

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of

38

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio's average daily net assets up $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, and at reduced rates as daily net assets exceed that level and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and Shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $13,242,547 of which $117,132 was allocated from Cash Management and $13,125,415 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.52% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six

39

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $157,889,699 and $2,327,989,895, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,712,753,964
Gross unrealized appreciation	$16,117,342
Gross unrealized depreciation	(442,380,981)
Net unrealized depreciation	$(426,263,639)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470		223,535
Hayes Lemmerz International	6/23/03	350	17,500		6,454
Total Restricted Securities			$60,970		$229,989

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	British Pound Sterling 74,487,329	United States Dollar 147,863,307	$613,942
5/30/08	Euro 254,967,230	United States Dollar 398,001,296	1,439,673
5/30/08	Swiss Franc 16,104,244	United States Dollar 15,549,590	82,037
			$2,135,652

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Avago
Brothers, Inc.	Technologies,
	Inc.	Sell	$5,000	2.10%	12/20/10	$12,737
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	174,447
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	101,487
Lehman Brothers, Inc.	Inergy, L.P.	Sell	6,500	2.20	3/20/10	38,692
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	28,383
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	90,467

40

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Pinnacle
Brothers, Inc.	Entertainment,
	Inc.	Sell	$3,000	2.00%	6/20/10	$(136,498)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(110,636)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	175,935
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/21/11	(84,141)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(58,058)
Lehman	The Hertz
Brothers, Inc.	Corp.	Sell	5,000	1.80	3/20/11	(27,353)
Total						$205,462

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $1 billion ($1.5 billion prior to March 24, 2008) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.07% prior to March 24, 2008) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $85,000,000. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $277,197,802 and 4.02%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

41

Floating Rate Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

42

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

43

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the Floating Rate Portfolio and the High Income Opportunities Portfolio (formerly, High Income Portfolio), the portfolios in which the Eaton Vance Floating-Rate & High Income Fund (the "Fund") invests (the "Portfolios"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating rate loans. For both Portfolios, the Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

44

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board also considered the performance of the underlying Portfolios. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

45

Eaton Vance Floating-Rate & High Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate High Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F.Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

46

Eaton Vance Floating-Rate & High Income Fund

OFFICERS AND TRUSTEES CONT'D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

47

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate & High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

811-6/08  FRHSRC

Semiannual Report April 30, 2008

EATON VANCE
FLOATING-RATE ADVANTAGE FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/
broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

INVESTMENT UPDATE

Scott H. Page, CFA

Co-Portfolio Manager

Craig P. Russ

Co-Portfolio Manager

Economic and Market Conditions

•      The price dislocation in credit markets that began in the second half of 2007 worsened during the first quarter of 2008. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off that affected not just the loan market but other fixed income and equity asset classes as well. This turmoil led to the collapse of Bear Stearns, and the Federal Reserve’s unprecedented action to provide liquidity to the broader market to avert a possible risk of financial market collapse. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen about 4-5% by December 2007, declined a further 7-8% by mid-February before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising steadily since mid-March 2008 and, as of April 30, 2008, were up approximately 4-5% from their mid-February bottom. Management is cautiously optimistic that the worst is behind us.

•   Notwithstanding the market turmoil, management believes that the bank loan asset class fundamentals remain relatively benign. Default rates in the market place have increased to 1%, but remain well below historical averages of 3%. According to S&P’s Leveraged Commentary & Data, the market expectations are for default rates to reach 5% in 2008 and 2009. While default risks have certainly increased in the past several months due to the weakening economy, management believes they are contained and are already priced into the asset class. Actual realized credit losses from defaulted loans during the six months ended April 30, 2008 were minimal.

Management Discussion

•   Effective close of business on March 14, 2008, Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Institutional Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves and EV Classic Senior Floating-Rate Fund, each a closed-end fund that conducted quarterly repurchase offers, were reorganized in a tax-free transaction into separate classes of Eaton Vance Floating-Rate Advantage Fund, a new open-end investment company. On that date, the following conversions were made: shares of Eaton Vance Advisers Senior Floating-Rate Fund were converted to Advisers Class shares of the new Fund; shares of Eaton Vance Prime Rate Reserves to Class B; shares of EV Classic Senior Floating-Rate Fund to Class C; and shares of Eaton Vance Institutional Senior Floating-Rate Fund to Class I. As an open-end investment company, Floating-Rate Advantage Fund redeems Fund shares on any business day.

•   The Fund’s investment objective is to provide a high level of current income. The Fund currently seeks its objective by investing in Senior Debt Portfolio (the “Portfolio”), a registered open-end investment company that has the same investment objective and policies as the Fund. The Portfolio invests primarily in senior floating-rate loans of domestic and foreign

Eaton Vance Floating-Rate Advantage Fund

Total Return Performance 3/15/08 – 4/30/08

Advisers Class(1)	4.29%
Class C(1)	4.23%
Class I(1)	4.32%
S&P/LSTA Leveraged Loan Index(2)	3.98%

Total Return Performance 3/17/08 - 4/30/08

Class A(1)	4.29%
S&P/LSTA Leveraged Loan Index(2)	4.18%

Total Return Performance 10/31/07 - 4/30/08

Class B(1)	-4.28	%*
S&P/LSTA Leveraged Loan Index(2)	-3.31%

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Advisers Class and Class I shares are offered to investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

*	Performance for period prior to 3/15/08 reflects performance of Eaton Vance Prime Rate Reserves. The Fund is the successor to Eaton Vance Prime Rate Reserves.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

borrowers. The Portfolio also utilizes leverage for the purpose of acquiring additional income-producing investments.

•   The Portfolio’s investments included 455 borrowers at April 30, 2008, with an average loan size of 0.22% of total investments, and no industry constituting more than 9% of total investments. Publishing, health care, cable and satellite television, business equipment and services, and chemicals and plastics were the top industry weightings. Building and development represented roughly 6% of total investments and was diversified across home builders, building products, commercial real estate and other general sub-sectors. Home builders represented less than 2% of the Portfolio. The Portfolio had no exposure to subprime loans or subprime lenders.

•   As of April 30, 2008, the Portfolio had leverage in the amount of approximately 18.0% of its total investments. The Portfolio currently employs leverage through a commercial paper program. Use of financial leverage creates an opportunity for increased income, but at the same time creates special risks (including the likelihood of greater volatility in the net asset value). The cost of borrowings under the Portfolio’s commercial paper facility rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of leverage may be offset by increased/decreased income from the Portfolio’s senior loan investments.

•   The Portfolio had a 15% exposure in European loans at April 30, 2008. While the Portfolio’s involvement in the European leveraged loan market represented further opportunity for diversification, this market was affected similarly to the U.S. market during the recent credit market turmoil. Like the U.S. loan market, defaults and credit losses in the European loan market have been minimal and management believes that market prices should gradually recover here as well.

Portfolio Composition

Top Ten Holdings(1)

By total investments

Charter Communications Operating, Inc.	1.3%
Georgia-Pacific Corp.	1.2
Sungard Data Systems, Inc.	1.2
Univision Communications, Inc.	1.1
UPC Broadband Holding B.V.	1.0
HCA, Inc.	1.0
Idearc, Inc.	0.9
NRG Energy Inc.	0.8
Nielsen Finance, LLC	0.8
Hexion Specialty Chemicals, Inc.	0.8

(1)  Top Ten Holdings reflect the Portfolio’s investments as of 4/30/08. Holdings are shown as a percentage of the Portfolio’s total investments.

Top Five Industries(2)

By total investments

Publishing	8.7%
Health Care	8.0
Cable & Satellite Television	7.0
Business Equipment & Services	6.4
Chemicals & Plastics	6.2

(2)  Reflects the Portfolio’s investments as of 4/30/08. Industries are shown as a percentage of the Portfolio’s total investments.

Credit Quality Ratings for

Total Loan Investments(3)

By total loan investments

Baa	0.4%
Ba	50.5
B	28.9
Caa	1.2
Non-Rated(4)	19.0

(3)         Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Portfolio’s total loan investments as of 4/30/08.

(4)         Certain loans in which the Portfolio invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

PERFORMANCE

Performance(1)

	Advisers
Share Class Symbol	Class EVFAX	Class A EAFAX	Class B EBFHX	Class C ECFAX	Class I EIFAX

Average Annual Total Returns (at net asset value)
Six months	N.A.	N.A.	-4.28%	N.A.	N.A.
One year	N.A.	N.A.	-4.19	N.A.	N.A.
Five years	N.A.	N.A.	3.77	N.A.	N.A.
Ten years	N.A.	N.A.	3.85	N.A.	N.A.
Life of Fund†	4.29%	4.29%	5.39	4.23%	4.32%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six months	N.A.	N.A.	-7.06%	N.A.	N.A.
One year	N.A.	N.A.	-6.88	N.A.	N.A.
Five years	N.A.	N.A.	3.77	N.A.	N.A.
Ten years	N.A.	N.A.	3.85	N.A.	N.A.
Life of Fund†	4.29%	1.94%	5.39	3.23%	4.32%

† Inception Dates: – Advisers Class: 3/15/08; Class A: 3/17/08; Class B: 8/4/89; Class C: 3/15/08; Class I: 3/15/08.

(1)  Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Advisers Class and Class A shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual

Operating Expenses (2)

	Advisers
	Class	Class A	Class B	Class C	Class I
Expense Ratio	1.75%	1.75%	2.10%	2.25%	1.50%

(2)          From the Fund’s prospectus dated 3/14/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate Advantage Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period (11/1/07 – 4/30/08)
Actual*
Advisers Class	$1,000.00	$1,042.90	$2.58
Class A	$1,000.00	$1,042.90	$2.59
Class B	$1,000.00	$957.20	$12.31
Class C	$1,000.00	$1,042.30	$3.24
Class I	$1,000.00	$1,043.20	$2.26
Hypothetical**
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,015.10	$9.87
Class A	$1,000.00	$1,014.60	$10.32
Class B	$1,000.00	$1,012.30	$12.66
Class C	$1,000.00	$1,012.60	$12.36
Class I	$1,000.00	$1,016.30	$8.62

*  Advisers Class, Class A, Class C and Class I shares had not commenced operations on November 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 1.97% for Advisers Class shares, 2.06% for Class A shares, 2.53% for Class B shares, 2.47% for Class C shares and 1.72% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 for Class B (to reflect the one-half year period), by 47/366 for Advisers Class, Class C and Class I (to reflect the period from commencement of operations on March 15, 2008 to April 30, 2008) and by 45/366 for Class A (to reflect the period from commencement of operations on March 17, 2008 to April 30, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007 for Class B shares and at the start of business on March 15, 2008 for Advisers Class, Class C and Class I shares and on March 17, 2008 for Class A shares. The Example reflects the expenses of both the Fund and the Portfolio.

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.97% for Advisers Class shares, 2.06% for Class A shares, 2.53% for Class B shares, 2.47% for Class C shares and 1.72% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business of October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Senior Debt Portfolio, at value (identified cost, $1,895,094,160)	$1,731,683,799
Receivable for Fund shares sold	546,668
Total assets	$1,732,230,467
Liabilities
Payable for Fund shares redeemed	$4,250,780
Dividends payable	2,969,124
Payable to affiliate for distribution and service fees	867,135
Payable to affiliate for administration fee	140,242
Payable to affiliate for Trustees' fees	2,400
Accrued expenses	141,339
Total liabilities	$8,371,020
Net Assets	$1,723,859,447
Sources of Net Assets
Paid-in capital	$2,242,005,082
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(352,683,283)
Accumulated distributions in excess of net investment income	(2,051,991)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(163,410,361)
Total	$1,723,859,447
Advisers Class Shares
Net Assets	$32,827,193
Shares Outstanding	3,171,082
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.35
Class A Shares
Net Assets	$609,295,893
Shares Outstanding	58,890,108
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.35
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.35)	$10.59
Class B Shares
Net Assets	$310,080,367
Shares Outstanding	29,930,546
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.36
Class C Shares
Net Assets	$746,500,095
Shares Outstanding	72,114,519
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.35
Class I Shares
Net Assets	$25,155,899
Shares Outstanding	2,430,189
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.35
On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio	$53,736,559
Expenses allocated from Portfolio	(10,149,020)
Net investment income from Portfolio	$43,587,539
Expenses
Administration fee	$220,522
Trustees' fees and expenses	3,843
Distribution and service fees Advisers Class	10,575
Class A	38,843
Class B	3,342,643
Class C	717,235
Registration fees	16,908
Printing and postage	244,017
Legal and accounting services	54,651
Custodian fee	15,322
Transfer and dividend disbursing agent fees	282,668
Miscellaneous	101,507
Total expenses	$5,048,734
Net investment income	$38,538,805
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(8,605,214)
Swap contracts	101,896
Foreign currency and forward foreign currency exchange contract transactions	(11,917,356)
Net realized loss	$(20,420,674)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(51,278,038)
Swap contracts	(311,066)
Foreign currency and forward foreign currency exchange contracts	12,400,847
Net change in unrealized appreciation (depreciation)	$(39,188,257)
Net realized and unrealized loss	$(59,608,931)
Net decrease in net assets from operations	$(21,070,126)

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)	Year Ended November 30, 2006
From operations — Net investment income	$38,538,805	$72,132,046	$79,925,750
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(20,420,674)	452,285	(5,986,627)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(39,188,257)	(32,930,601)	7,596,342
Net increase (decrease) in net assets from operations	$(21,070,126)	$39,653,730	$81,535,465
Distributions to shareholders — From net investment income Advisers Class	$(258,878)	$—	$—
Class A	(796,525)	—	—
Class B	(31,857,083)	(73,797,943)	(80,790,251)
Class C	(5,281,288)	—	—
Class I	(228,467)	—	—
Total distributions to shareholders	$(38,422,241)	$(73,797,943)	(80,790,251)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers Class	$173,920	$—	$—
Class A	385,752	—	—
Class B	8,012,773	40,166,348	53,849,567
Class C	1,759,374	—	—
Class I	189,145	—	—
Net asset value of shares issued to shareholders in payment of distributions declared Advisers Class	135,028	—	—
Class A	442,958	—	—
Class B	15,975,701	39,453,791	42,998,968
Class C	3,473,521	—	—
Class I	122,059	—	—
Cost of shares redeemed Advisers Class	(3,617,407)	—	—
Class A	(3,712,663)	—	—
Class B	(173,676,140)	(160,508,272)	(252,093,538)
Class C	(65,301,790)	—	—
Class I	(6,075,469)	—	—
Net asset value of shares exchanged Class A		605,354,584
Class B	(605,354,584)
Issued in connection with tax-free reorganization (See Note 9) Advisers Class	34,997,278	—	—
Class C	781,241,870	—	—
Class I	29,992,032	—	—
Net increase (decrease) in net assets from Fund share transactions	$624,517,942	$(80,888,133)	(155,245,003)
Net increase (decrease) in net assets	$565,025,575	$(115,032,346)	(154,499,789)
Net Assets
At beginning of period	$1,158,833,872	$1,273,866,218	$1,428,366,007
At end of period	$1,723,859,447	$1,158,833,872	$1,273,866,218
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,051,991)	$(2,168,555)	$786,134

(1) For the eleven months ended October 31, 2007.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers Class
	Period Ended April 30, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.078
Net realized and unrealized gain	0.349
Total income from operations	$0.427
Less distributions
From net investment income	$(0.077)
Total distributions	$(0.077)
Net asset value — End of period	$10.350
Total Return(3)	4.29	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,827
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.07	%(5)
Interest expense(4)	0.90	%(5)
Total expenses(4)	1.97	%(5)
Net investment income	6.11	%(5)
Portfolio Turnover of the Portfolio	3	%(7)

(1)  Net investment income was computed using average shares outstanding.

(2)  Advisers Class commenced operations on March 15, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  For the Portfolio's six months ended April 30, 2008.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Period Ended April 30, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.074
Net realized and unrealized gain	0.353
Total income from operations	$0.427
Less distributions
From net investment income	$(0.077)
Total distributions	$(0.077)
Net asset value — End of period	$10.350
Total Return(3)	4.29	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$609,296
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.12	%(5)
Interest expense(4)	0.94	%(5)
Total expenses(4)	2.06	%(5)
Net investment income	5.81	%(5)
Portfolio Turnover of the Portfolio	3	%(7)

(1)  Net investment income was computed using average shares outstanding.

(2)  Class A commenced operations on March 17, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  For the Portfolio's six months ended April 30, 2008.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B†
	Period Ended April 30, 2008		Period Ended		Year Ended November 30,						Period Ended
	(Unaudited)(1)		October 31, 2007(1)(2)		2006(1)	2005(1)		2004		2003	November 30, 2002(1)(3)
Net asset value — Beginning of period	$11.180		$11.500		$11.500	$11.490		$11.240		$10.830	$11.22
Income (loss) from operations
Net investment income	$0.340		$0.670		$0.667	$0.481		$0.345		$0.365	$0.407
Net realized and unrealized gain (loss)	(0.827)		(0.307)		0.008	0.014		0.249		0.409	(0.389)
Total income from operations	$(0.487)		$0.363		$0.675	$0.495		$0.594		$0.774	$0.018
Less distributions
From net investment income	$(0.333)		$(0.683)		$(0.675)	$(0.485)		$(0.344)		$(0.364)	$(0.408)
Total distributions	$(0.333)		$(0.683)		$(0.675)	$(0.485)		$(0.344)		$(0.364)	$(0.408)
Net asset value — End of period	$10.360		$11.180		$11.500	$11.500		$11.490		$11.240	$10.830
Total Return(4)	(4.28	)%(9)	3.23	%(9)	6.02%	4.41%		5.30%		7.32%	0.13	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$310,080		$1,158,834		$1,273,866	$1,428,366		$1,636,855		$1,840,559	$2,206,150
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(8)	1.50	%(6)	1.40	%(6)	1.32%	1.33%		1.31%		1.31%	1.26	%(6)
Interest expense(5)	1.03	%(6)	0.70	%(6)	0.01%	0.00	%(7)	0.00	%(7)	0.01%	0.01	%(6)
Total expenses(5)	2.53	%(6)	2.10	%(6)	1.33%	1.33%		1.31%		1.32%	1.27	%(6)
Net investment income	6.49	%(6)	6.39	%(6)	5.79%	4.18%		3.02%		3.34%	4.01	%(6)
Portfolio Turnover of the Portfolio	3%		55%		51%	65%		87%		47%	42%

†  Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization. The per share data has been restated for a 0.8166 for 1 split, representing the share exchange rate on the date of the reorganization.

(1)  Net investment income was computed using average shares outstanding.

(2)  For the eleven month period ended October 31, 2007.

(3)  For the eleven month period ended November 30, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  Represents less than 0.01%.

(8)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended April 30, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.072
Net realized and unrealized gain	0.349
Total income from operations	$0.421
Less distributions
From net investment income	$(0.071)
Total distributions	$(0.071)
Net asset value — End of period	$10.350
Total Return(3)	4.23	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$746,500
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.57	%(5)
Interest expense(4)	0.90	%(5)
Total expenses(4)	2.47	%(5)
Net investment income	5.60	%(5)
Portfolio Turnover of the Portfolio	3	%(7)

(1)  Net investment income was computed using average shares outstanding.

(2)  Class C commenced operations on March 15, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  For the Portfolio's six months ended April 30, 2008.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended April 30, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.082
Net realized and unrealized gain	0.349
Total income from operations	$0.431
Less distributions
From net investment income	$(0.081)
Total distributions	$(0.081)
Net asset value — End of period	$10.350
Total Return(3)	4.32	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,156
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	0.82	%(5)
Interest expense(4)	0.90	%(5)
Total expenses(4)	1.72	%(5)
Net investment income	6.40	%(5)
Portfolio Turnover of the Portfolio	3	%(7)

(1)  Net investment income was computed using average shares outstanding.

(2)  Class I commenced operations on March 15, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  For the Portfolio's six months ended April 30, 2008.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.1% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The financial statements of the Fund reflect the historical financial results of Eaton Vance Prime Rate Reserves (the Predecessor Fund) prior to its reorganization (see Note 9). The investment objective and policies of the Predecessor Fund, which also invested in the Portfolio, were substantially similar to those of the Fund.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $335,570,326 which will reduce the taxable income arising from future net realized gains on investment transactions if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2008 ($44,323,516), October 31, 2009 ($118,172,997), October 31, 2010 ($85,893,275), October 31, 2011 ($86,475,719) and October 31, 2013 ($704,819).

An additional $282,065,050 of capital loss carryforward will be available to the Fund as a result of the reorganization of Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund and Eaton Vance Institutional Senior Floating-Rate Fund on March 14, 2008 (see Note 9). Utilization of this additional capital loss carryfoward may be limited in accordance with certain income tax regulations.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of the Predecessor Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Effective March 15, 2008, an administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund's average daily net assets. Prior to March 15, 2008, EVM served as the administrator of the Predecessor Fund, but received no compensation as long as the distribution fee was paid by the Predecessor Fund. For the six months ended April 30, 2008, the administration fee amounted to $220,522. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $7,074 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $421 as its portion of the sales charge on sales of Class A shares for the period from March 17,

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2008 to April 30, 2008. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares (Advisers Plan) and Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Advisers Plan and the Class A Plan provide that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period from March 15, 2008 to April 30, 2008 amounted to $10,575 for Advisers Class shares, and for the period from March 17, 2008 to April 30, 2008 amounted to $38,843 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. Prior to March 15, 2008, the Predecessor Fund had a distribution plan in effect that allowed it to pay distribution fees of 0.70% per annum of its average daily net assets to EVD for the sale and distribution of its shares. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $3,134,904 (including $2,721,426 related to the Predecessor Fund) and $573,788 for Class B and Class C shares, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the period from March 15, 2008 to April 30, 2008 amounted to $207,739 and $143,447 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the period from March 15, 2008 to April 30, 2008, the Fund was informed that EVD received approximately $47,000 and $15,000 of CDSCs paid by Class B and Class C shareholders, respectively.

Prior to March 15, 2008, an early withdrawal charge (EWC) was charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than four years which were accepted by the Predecessor Fund for repurchase. The EWC was imposed at declining rates that began at 3% in the case of repurchases in the first year after purchase, declined to 2.5%, 2% and 1% in the second, third and fourth year, respectively, and 0% thereafter. The EWC was based on the lower of the net asset value at the time of purchase or repurchase. Shares acquired through the reinvestment of distributions were exempt from the EWC. Redemptions were made first from shares that were not subject to an EWC. The Predecessor Fund was informed that EVD received approximately $182,800 in EWCs for the period from November 1, 2007 through March 14, 2008.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Portfolio, excluding the effect of the reorganization of Advisers Fund, Classic Fund and Institutional Fund as described in Note 9, aggregated $1,778,513,670 and $1,193,056,827, respectively.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Period Ended April 30, 2008 (Unaudited)(1)
Sales	17,171
Issued in connection with the acquisition of Eaton Vance Advisers Senior Floating-Rate Fund	3,499,728
Issued to shareholders electing to receive payments of distributions in Fund shares	13,236
Redemptions	(359,053)
Net increase	3,171,082
Class A	Period Ended April 30, 2008 (Unaudited)(1)
Sales	37,857
Issued to shareholders electing to receive payments of distributions in Fund shares	42,798
Redemptions	(360,393)
Exchange from Class B shares	59,169,846
Net increase	58,890,108

Class B	Six Months Ended April 30, 2008 (Unaudited)*	Period Ended October 31, 2007(2)*	Year Ended November 30, 2006*
Sales	759,013	3,511,289	4,674,415
Issued to shareholders electing to receive payments of distributions in Fund shares	1,522,460	3,466,814	3,733,457
Redemptions	(16,859,655)	(14,135,638)	(21,796,565)
Exchange to Class A shares	(59,168,319)	—	—
Net decrease	(73,746,501)	(7,157,535)	(13,388,693)

(1)  For the period from the start of business, March 15, 2008, to April 30, 2008 for Advisers Class, Class C and Class I, and March 17, 2008 to April 30, 2008 for Class A.

(2)  For the eleven months ended October 31, 2007.

*  Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization. The information has been restated for a 0.8166 for 1 split, representing the share exchange rate on the date of reorganization.

Class C	Period Ended April 30, 2008 (Unaudited)(1)
Sales	173,487
Issued in connection with the acquisition of EV Classic Senior Floating-Rate Fund	78,124,187
Issued to shareholders electing to receive payments of distributions in Fund shares	340,465
Redemptions	(6,523,620)
Net increase	72,114,519
Class I	Period Ended April 30, 2008 (Unaudited)(1)
Sales	18,949
Issued in connection with the acquisition of Eaton Vance Institutional Senior Floating-Rate Fund	2,999,203
Issued to shareholders electing to receive payments of distributions in Fund shares	11,969
Redemptions	(599,932)
Net increase	2,430,189

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

9  Reorganization

As of the close of business on March 14, 2008, the Fund acquired the net assets of Eaton Vance Prime Rate Reserves (Prime Rate Reserves) pursuant to a plan of reorganization approved by its shareholders. Prior to this acquisition, the Fund had not commenced operations. The acquisition was accomplished by a tax-free exchange of 92,146,278 shares of Class B of the Fund for the 112,846,521 shares of Prime Rate Reserves outstanding on March 14, 2008. The aggregate net assets of Prime Rate Reserves on March 14, 2008 were $921,462,778.

Eaton Vance Floating-Rate Advantage Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Additionally, as of the close of business on March 14, 2008, the Fund acquired the net assets of Eaton Vance Advisers Senior Floating-Rate Fund (Advisers Fund), EV Classic Senior Floating-Rate Fund (Classic Fund) and Eaton Vance Institutional Senior Floating-Rate Fund (Institutional Fund), each of which also invested in the Portfolio, pursuant to a plan of reorganization approved by the shareholders. The acquisitions were accomplished by tax-free exchanges of 3,499,728 shares of Advisers Class of the Fund for the 4,294,600 shares of the Advisers Fund outstanding on March 14, 2008, 78,124,187 shares of Class C of the Fund for the 95,962,919 shares of the Classic Fund outstanding on March 14, 2008 and 2,999,203 shares of Class I of the Fund for the 3,680,699 shares of the Institutional Fund outstanding on March 14, 2008. The aggregate net assets of the Fund immediately before the acquisition were $921,462,778. The net assets of the Advisers Fund, Classic Fund and Institutional Fund at that date of $34,997,278, $781,241,870 and $29,992,032, respectively, including $5,962,341, $106,752,582 and $5,311,335 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $1,767,693,958.

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 118.6%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.6%
	Atlantic Inertial Systems, Inc.
GBP	1,005,777	Term Loan, 9.01%, Maturing July 20, 2014	$1,872,471
	AWAS Capital, Inc.
	5,720,084	Term Loan, 4.38%, Maturing March 22, 2013	4,926,423
	Colt Defense, LLC
	1,479,583	Term Loan, 6.11%, Maturing July 9, 2014	1,368,615
	DAE Aviation Holdings, Inc.
	574,468	Term Loan, 6.52%, Maturing July 31, 2014	565,313
	570,609	Term Loan, 6.65%, Maturing July 31, 2014	561,516
	Evergreen International Aviation
	2,739,082	Term Loan, 7.75%, Maturing October 31, 2011	2,437,783
	Hawker Beechcraft Acquisition
	186,335	Term Loan, 4.70%, Maturing March 26, 2014	178,125
	3,592,487	Term Loan, 4.70%, Maturing March 26, 2014	3,434,195
	Hexcel Corp.
	1,531,348	Term Loan, 4.54%, Maturing March 1, 2012	1,485,407
	IAP Worldwide Services, Inc.
	629,276	Term Loan, 9.00%, Maturing December 30, 2012	525,445
	Jet Aviation Holding, AG
	976,613	Term Loan, 3.63%, Maturing May 15, 2013	810,589
	Spirit AeroSystems, Inc.
	2,695,593	Term Loan, 4.57%, Maturing December 31, 2011	2,663,583
	TransDigm, Inc.
	3,000,000	Term Loan, 4.66%, Maturing June 23, 2013	2,868,750
	Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	1,790,000
	1,000,000	Term Loan, 4.95%, Maturing December 17, 2011	934,583
	2,208,737	Term Loan, 5.12%, Maturing December 17, 2011	2,086,335
	Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan, 8.45%, Maturing September 29, 2014	977,500
			$29,486,633
	Air Transport — 0.5%
	Delta Air Lines, Inc.
	3,970,000	Term Loan, 6.15%, Maturing April 30, 2014	$3,176,000
	Northwest Airlines, Inc.
	6,385,500	DIP Loan, 4.72%, Maturing August 21, 2008	5,564,963
			$8,740,963

Principal Amount*		Borrower/Tranche Description	Value
Automotive — 3.9%
Accuride Corp.
	5,855,002	Term Loan, 6.24%, Maturing January 31, 2012	$5,679,352
Adesa, Inc.
	10,644,563	Term Loan, 4.95%, Maturing October 18, 2013	10,118,987
Affina Group, Inc.
	3,802,126	Term Loan, 5.90%, Maturing November 30, 2011	3,383,892
Allison Transmission, Inc.
	4,975,000	Term Loan, 5.57%, Maturing September 30, 2014	4,676,057
CSA Acquisition Corp.
	927,207	Term Loan, 5.25%, Maturing December 23, 2011	894,755
	1,203,111	Term Loan, 5.25%, Maturing December 23, 2011	1,161,002
Dayco Products, LLC
	4,574,446	Term Loan, 7.35%, Maturing June 21, 2011	3,619,530
Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	663,217
Ford Motor Co.
	4,962,188	Term Loan, 5.80%, Maturing December 15, 2013	4,572,189
Fraikin, Ltd.
GBP	690,864	Term Loan, 0.00%, Maturing February 15, 2012(2)	1,224,620
GBP	596,292	Term Loan, 8.14%, Maturing February 15, 2012	1,056,983
General Motors Corp.
	6,295,313	Term Loan, 5.06%, Maturing November 29, 2013	5,930,380
Goodyear Tire & Rubber Co.
	8,000,000	Term Loan, 4.54%, Maturing April 30, 2010	7,600,000
HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.26%, Maturing May 30, 2014	147,764
EUR	1,876,727	Term Loan, 7.39%, Maturing May 30, 2014	2,542,033
Keystone Automotive Operations, Inc.
	4,517,964	Term Loan, 6.30%, Maturing January 12, 2012	3,636,961
Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 7.73%, Maturing August 31, 2013	3,673,920
LKQ Corp.
	2,888,848	Term Loan, 4.97%, Maturing October 12, 2014	2,867,182
Locafroid Services S.A.S.
EUR	714,174	Term Loan, 6.97%, Maturing February 15, 2012(2)	995,148
Tenneco Automotive, Inc.
	3,125,000	Term Loan, 4.20%, Maturing March 17, 2014	2,843,750
TriMas Corp.
	375,000	Term Loan, 5.39%, Maturing August 2, 2011	346,875
	1,600,625	Term Loan, 5.16%, Maturing August 2, 2013	1,480,578
United Components, Inc.
	2,779,297	Term Loan, 5.05%, Maturing June 30, 2010	2,692,444
			$71,807,619

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco — 0.5%
Beverage Packaging Holdings
EUR	412,389	Term Loan, 6.60%, Maturing May 11, 2015	$587,475
EUR	412,389	Term Loan, 6.85%, Maturing May 11, 2016	587,475
Culligan International Co.
EUR	3,000,000	Term Loan, 9.12%, Maturing May 31, 2013	2,498,824
Liberator Midco, Ltd.
EUR	875,000	Term Loan, 7.02%, Maturing October 27, 2013	1,308,769
EUR	875,000	Term Loan, 7.39%, Maturing October 27, 2014	1,308,769
Van Houtte, Inc.
	1,746,800	Term Loan, 5.20%, Maturing July 11, 2014	1,652,909
	238,200	Term Loan, 5.20%, Maturing July 11, 2014	225,397
			$8,169,618
Brokers, Dealers and Investment Houses — 0.4%
AmeriTrade Holding Corp.
	6,577,782	Term Loan, 4.37%, Maturing December 31, 2012	$6,437,418
			$6,437,418
Building and Development — 7.1%
401 North Wabash Venture, LLC
	4,649,589	Term Loan, 4.18%, Maturing May 7, 2008(2)	$4,544,974
AIMCO Properties, L.P.
	9,000,000	Term Loan, 4.36%, Maturing March 23, 2011	8,302,500
Banning Lewis Ranch Co., LLC
	5,250,000	Term Loan, 4.43%, Maturing December 3, 2012(2)	4,882,500
Beacon Sales Acquisition, Inc.
	1,970,000	Term Loan, 4.74%, Maturing September 30, 2013	1,620,325
Brickman Group Holdings, Inc.
	4,479,750	Term Loan, 4.70%, Maturing January 23, 2014	4,199,766
Building Materials Corp. of America
	5,473,536	Term Loan, 5.69%, Maturing February 22, 2014	4,606,895
Capital Automotive (REIT)
	3,000,130	Term Loan, 4.46%, Maturing December 16, 2010	2,909,659
Epco/Fantome, LLC
	4,692,000	Term Loan, 5.49%, Maturing November 23, 2010	4,077,583
Financiere Daunou S.A.
	1,411,871	Term Loan, 4.99%, Maturing May 31, 2015	1,043,373
	1,430,448	Term Loan, 5.24%, Maturing February 28, 2016	1,058,532
Forestar USA Real Estate Group, Inc.
	4,225,000	Term Loan, 0.00%, Maturing December 1, 2010(2)	3,971,500
	4,225,000	Term Loan, 6.72%, Maturing December 1, 2010	4,056,000
Hearthstone Housing Partners II, LLC
	8,965,000	Revolving Loan, 4.42%, Maturing December 1, 2009(2)	8,058,638

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Hovstone Holdings, LLC
	2,205,000	Term Loan, 7.27%, Maturing February 28, 2009	$1,850,436
	LNR Property Corp.
	1,718,000	Term Loan, 6.36%, Maturing July 3, 2011	1,438,289
	Materis
EUR	823,329	Term Loan, 6.76%, Maturing April 27, 2014	1,124,459
EUR	876,671	Term Loan, 7.14%, Maturing April 27, 2015	1,198,827
	Mueller Water Products, Inc.
	4,403,788	Term Loan, 4.62%, Maturing May 24, 2014	4,112,037
	NCI Building Systems, Inc.
	2,183,847	Term Loan, 4.33%, Maturing June 18, 2010	2,101,953
	Nortek, Inc.
	4,624,725	Term Loan, 5.30%, Maturing August 27, 2011	4,185,376
	Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 5.44%, Maturing September 30, 2012	1,745,979
	PLY GEM Industries, Inc.
	6,060,058	Term Loan, 5.45%, Maturing August 15, 2011	5,222,473
	189,544	Term Loan, 5.45%, Maturing August 15, 2011	163,346
	Realogy Corp.
	2,684,261	Term Loan, 6.14%, Maturing September 1, 2014	2,303,850
	9,970,114	Term Loan, 5.72%, Maturing September 1, 2014	8,557,159
	South Edge, LLC
	4,475,000	Term Loan, 7.25%, Maturing October 31, 2009	2,819,250
	Stile Acquisition Corp.
	4,103,508	Term Loan, 4.89%, Maturing April 6, 2013	3,718,521
	Stile U.S. Acquisition Corp.
	4,110,499	Term Loan, 4.89%, Maturing April 6, 2013	3,724,856
	Tousa/Kolter, LLC
	4,643,600	Term Loan, 6.00%, Maturing March 31, 2031(10)	2,603,202
	TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 5.71%, Maturing December 9, 2008	12,718,750
	United Subcontractors, Inc.
	2,675,000	Term Loan, 12.21%, Maturing June 27, 2013(3)	1,337,500
	WCI Communities, Inc.
	6,743,750	Term Loan, 7.98%, Maturing December 23, 2010	5,906,399
	Wintergames Acquisition ULC
	9,274,713	Term Loan, 6.14%, Maturing April 24, 2009	8,834,164
			$128,999,071
	Business Equipment and Services — 7.8%
	ACCO Brands Corp.
	1,389,900	Term Loan, 4.53%, Maturing August 17, 2012	$1,330,829
	Activant Solutions, Inc.
	2,234,154	Term Loan, 4.76%, Maturing May 1, 2013	1,960,470

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Affiliated Computer Services
	6,435,375	Term Loan, 4.79%, Maturing March 20, 2013	$6,219,687
	1,945,019	Term Loan, 4.89%, Maturing March 20, 2013	1,879,830
	Affinion Group, Inc.
	6,764,971	Term Loan, 5.56%, Maturing October 17, 2012	6,392,897
	Allied Security Holdings, LLC
	3,636,880	Term Loan, 5.87%, Maturing June 30, 2010	3,400,483
	Cellnet Group, Inc.
	1,246,508	Term Loan, 5.25%, Maturing July 22, 2011	1,118,741
	DynCorp International, LLC
	3,891,574	Term Loan, 4.63%, Maturing February 11, 2011	3,740,776
	Education Management, LLC
	5,734,699	Term Loan, 4.50%, Maturing June 1, 2013	5,128,972
	Info USA, Inc.
	1,955,250	Term Loan, 4.70%, Maturing February 14, 2012	1,877,040
	Intergraph Corp.
	837,381	Term Loan, 5.08%, Maturing May 29, 2014	792,023
	2,000,000	Term Loan, 9.09%, Maturing November 29, 2014	1,872,500
	iPayment, Inc.
	2,879,684	Term Loan, 4.70%, Maturing May 10, 2013	2,390,138
	ista International GmbH
EUR	3,545,609	Term Loan, 6.77%, Maturing May 14, 2015	4,662,232
EUR	704,391	Term Loan, 6.77%, Maturing May 14, 2015	926,226
	Kronos, Inc.
	2,635,830	Term Loan, 4.95%, Maturing June 11, 2014	2,401,900
	Language Line, Inc.
	6,908,676	Term Loan, 5.95%, Maturing June 11, 2011	6,407,797
	Mitchell International, Inc.
	1,000,000	Term Loan, 7.94%, Maturing March 28, 2015	955,000
	N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 5.43%, Maturing May 22, 2014	4,066,536
	Protection One, Inc.
	3,186,244	Term Loan, 5.23%, Maturing March 31, 2012	2,756,101
	Quantum Corp.
	1,211,250	Term Loan, 6.20%, Maturing July 12, 2014	1,096,181
	Quintiles Transnational Corp.
	5,684,000	Term Loan, 4.70%, Maturing March 31, 2013	5,371,380
	RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 4.95%, Maturing January 11, 2014	3,379,963
	Sabre, Inc.
	12,884,245	Term Loan, 4.88%, Maturing September 30, 2014	10,936,315
	Serena Software, Inc.
	1,540,000	Term Loan, 4.68%, Maturing March 10, 2013	1,393,700
	Sitel (Client Logic)
	5,086,331	Term Loan, 5.14%, Maturing January 29, 2014	3,687,590

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Solera Nederland Holdings
	2,621,447	Term Loan, 4.88%, Maturing May 15, 2014	$2,424,838
	SunGard Data Systems, Inc.
	27,263,438	Term Loan, 4.88%, Maturing February 11, 2013	25,890,969
	TDS Investor Corp.
	994,697	Term Loan, 4.95%, Maturing August 23, 2013	919,349
	3,970,000	Term Loan, 5.11%, Maturing August 23, 2013	3,648,430
	4,957,361	Term Loan, 5.11%, Maturing August 23, 2013	4,581,841
EUR	1,052,910	Term Loan, 6.98%, Maturing August 23, 2013	1,463,053
	Transaction Network Services, Inc.
	2,031,078	Term Loan, 4.72%, Maturing May 4, 2012	1,878,747
	Valassis Communications, Inc.
	1,408,540	Term Loan, 4.45%, Maturing March 2, 2014	1,314,050
	VWR International, Inc.
	4,400,000	Term Loan, 5.20%, Maturing June 28, 2013	4,114,000
	West Corp.
	10,103,445	Term Loan, 5.28%, Maturing October 24, 2013	9,260,787
			$141,641,371
	Cable and Satellite Television — 8.5%
	Atlantic Broadband Finance, LLC
	7,460,102	Term Loan, 4.95%, Maturing February 10, 2011	$6,964,005
	Bresnan Broadband Holdings, LLC
	5,000,000	Term Loan, 4.98%, Maturing March 29, 2014	4,583,750
	1,447,000	Term Loan, 5.02%, Maturing March 29, 2014	1,326,537
	Casema
EUR	1,000,000	Term Loan, 8.64%, Maturing May 14, 2016	1,471,270
	Cequel Communications, LLC
	14,087,500	Term Loan, 4.76%, Maturing November 5, 2013	12,879,497
	Charter Communications Operating, Inc.
	32,313,553	Term Loan, 4.90%, Maturing April 28, 2013	28,624,411
	CSC Holdings, Inc.
	9,408,000	Term Loan, 4.48%, Maturing March 29, 2013	9,084,600
	DirecTV Holdings, LLC
	1,712,223	Term Loan, 4.38%, Maturing April 13, 2013	1,689,394
	Insight Midwest Holdings, LLC
	9,838,125	Term Loan, 4.69%, Maturing April 6, 2014	9,379,599
	Kabel Deutschland GmbH
EUR	5,000,000	Term Loan, 6.14%, Maturing March 31, 2012	7,242,831
	Mediacom Broadband Group
	1,940,586	Term Loan, 4.52%, Maturing January 31, 2015	1,770,784
	Mediacom Illinois, LLC
	2,925,000	Term Loan, 4.27%, Maturing September 30, 2012	2,594,109
	5,948,453	Term Loan, 4.52%, Maturing January 31, 2015	5,379,632

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 4.94%, Maturing March 30, 2012	$3,034,682
GBP	1,388,164	Term Loan, 7.66%, Maturing March 30, 2012	2,564,780
GBP	1,187,641	Term Loan, 7.66%, Maturing March 30, 2012	2,194,292
GBP	1,501,472	Term Loan, 7.68%, Maturing March 30, 2012	2,774,128
GBP	763,460	Term Loan, 7.68%, Maturing March 30, 2012	1,410,573
GBP	1,000,000	Term Loan, 8.27%, Maturing March 30, 2013	1,786,456
Orion Cable GmbH
EUR	1,450,000	Term Loan, 7.44%, Maturing October 31, 2014	2,144,226
EUR	1,450,000	Term Loan, 7.64%, Maturing October 31, 2015	2,145,840
ProSiebenSat.1 Media AG
EUR	1,590,800	Term Loan, 6.76%, Maturing March 2, 2015	1,781,172
EUR	219,923	Term Loan, 6.25%, Maturing June 26, 2015	280,624
EUR	5,315,144	Term Loan, 6.25%, Maturing June 26, 2015	6,782,170
EUR	1,590,800	Term Loan, 7.00%, Maturing March 2, 2016	1,781,172
San Juan Cable, LLC
	977,517	Term Loan, 5.02%, Maturing October 31, 2012	831,704
UPC Broadband Holding B.V.
EUR	13,519,656	Term Loan, 6.36%, Maturing October 16, 2011	19,183,307
	3,456,905	Term Loan, 4.46%, Maturing December 31, 2014	3,259,215
YPSO Holding SA
EUR	3,969,097	Term Loan, 6.89%, Maturing July 28, 2014	5,094,641
EUR	1,531,743	Term Loan, 6.89%, Maturing July 28, 2014	1,966,110
EUR	2,499,160	Term Loan, 6.89%, Maturing July 28, 2014	3,207,864
			$155,213,375
Chemicals and Plastics — 7.5%
AZ Chem US, Inc.
	936,473	Term Loan, 5.21%, Maturing February 28, 2013	$760,885
Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 5.79%, Maturing December 23, 2013	818,468
	3,616,364	Term Loan, 5.79%, Maturing December 23, 2013	3,349,657
EUR	2,117,647	Term Loan, 6.52%, Maturing December 23, 2013	3,064,529
EUR	496,877	Term Loan, 6.77%, Maturing December 23, 2014	719,050
EUR	385,476	Term Loan, 6.77%, Maturing December 23, 2014	557,837
	1,000,000	Term Loan, 7.79%, Maturing December 23, 2015	852,500
Celanese Holdings, LLC
	2,500,000	Term Loan, 4.70%, Maturing April 2, 2014	2,420,312
	12,300,750	Term Loan, 4.19%, Maturing April 2, 2014	11,908,664
Cognis GmbH
EUR	2,510,246	Term Loan, 6.61%, Maturing September 15, 2013	3,525,522
EUR	614,754	Term Loan, 6.61%, Maturing September 15, 2013	863,393
Columbian Chemicals Acquisition
	440,227	Term Loan, 5.20%, Maturing March 16, 2013	396,205

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Ferro Corp.
	6,207,152	Term Loan, 4.70%, Maturing June 6, 2012	$5,741,616
First Chemical Holding
EUR	1,500,000	Term Loan, 6.59%, Maturing December 18, 2014(2)	2,054,134
EUR	1,500,000	Term Loan, 7.08%, Maturing December 18, 2015(2)	2,063,866
Foamex L.P.
	3,265,000	Term Loan, 5.97%, Maturing February 12, 2013	2,701,788
Georgia Gulf Corp.
	2,263,914	Term Loan, 5.25%, Maturing October 3, 2013	2,142,229
Hexion Specialty Chemicals, Inc.
EUR	747,984	Term Loan, 6.98%, Maturing May 5, 2012	1,053,905
	11,830,652	Term Loan, 4.94%, Maturing May 5, 2013	11,183,669
	2,569,954	Term Loan, 5.00%, Maturing May 5, 2013	2,429,411
	3,970,000	Term Loan, 5.00%, Maturing June 15, 2014	3,752,893
INEOS Group
	2,265,826	Term Loan, 4.64%, Maturing December 14, 2012	2,071,344
	1,886,500	Term Loan, 4.88%, Maturing December 14, 2013	1,764,468
	1,886,500	Term Loan, 5.38%, Maturing December 14, 2014	1,764,468
Innophos, Inc.
	1,067,931	Term Loan, 4.70%, Maturing August 10, 2010	1,011,865
Invista B.V.
	7,530,945	Term Loan, 4.20%, Maturing April 29, 2011	7,242,261
	3,972,553	Term Loan, 4.20%, Maturing April 29, 2011	3,820,273
ISP Chemco, Inc.
	6,736,513	Term Loan, 4.69%, Maturing June 4, 2014	6,384,954
Kleopatra
	3,347,500	Term Loan, 5.21%, Maturing January 3, 2016	2,414,384
EUR	1,900,000	Term Loan, 7.24%, Maturing January 3, 2016	2,131,688
Kranton Polymers, LLC
	4,670,128	Term Loan, 4.75%, Maturing May 12, 2013	3,905,394
Lucite International Group Holdings
	1,782,375	Term Loan, 5.15%, Maturing July 7, 2013	1,598,568
	631,109	Term Loan, 5.15%, Maturing July 7, 2013	566,026
MacDermid, Inc.
EUR	1,205,730	Term Loan, 6.98%, Maturing April 12, 2014	1,661,323
Millenium Inorganic Chemicals
	4,389,000	Term Loan, 4.95%, Maturing April 30, 2014	3,821,173
Momentive Performance Material
	5,080,186	Term Loan, 5.13%, Maturing December 4, 2013	4,748,160
Nalco Co.
	2,615,586	Term Loan, 5.01%, Maturing November 4, 2010	2,582,075
Propex Fabrics, Inc.
	2,528,313	Term Loan, 9.24%, Maturing July 31, 2012	1,643,404
Rockwood Specialties Group, Inc.
	9,005,960	Term Loan, 4.40%, Maturing December 10, 2012	8,591,938

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 7.61%, Maturing November 16, 2015	$1,225,796
EUR	824,121	Term Loan, 7.61%, Maturing November 16, 2015	1,139,113
EUR	289,045	Term Loan, 7.61%, Maturing November 16, 2015	399,523
Solo Cup Co.
	4,888,377	Term Loan, 6.30%, Maturing February 27, 2011	4,731,250
TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.47%, Maturing June 27, 2013	3,141,412
EUR	2,288,006	Term Loan, 10.72%, Maturing June 27, 2013	3,145,865
Wellman, Inc.
	3,400,000	Term Loan, 6.74%, Maturing February 10, 2009	2,414,000
			$136,281,258
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	3,643,504	Term Loan, 4.61%, Maturing September 5, 2013	$3,584,298
	2,025,000	Term Loan, 6.66%, Maturing March 5, 2014	2,012,344
St. John Knits International, Inc.
	1,924,442	Term Loan, 5.90%, Maturing March 23, 2012	1,770,487
The William Carter Co.
	2,210,840	Term Loan, 4.39%, Maturing July 14, 2012	2,111,352
			$9,478,481
Conglomerates — 3.0%
Amsted Industries, Inc.
	3,612,529	Term Loan, 4.75%, Maturing October 15, 2010	$3,558,341
Blount, Inc.
	1,456,275	Term Loan, 4.46%, Maturing August 9, 2010	1,379,820
Doncasters (Dunde HoldCo 4 Ltd.)
	1,429,086	Term Loan, 5.22%, Maturing July 13, 2015	1,246,877
	1,429,086	Term Loan, 5.72%, Maturing July 13, 2015	1,246,877
GBP	650,365	Term Loan, 8.04%, Maturing July 13, 2015	1,108,822
GBP	650,365	Term Loan, 8.54%, Maturing July 13, 2015	1,108,822
ISS Holdings A/S
EUR	454,386	Term Loan, 6.65%, Maturing December 31, 2013	660,819
EUR	245,614	Term Loan, 6.65%, Maturing December 31, 2013	357,199
EUR	2,504,202	Term Loan, 6.65%, Maturing December 31, 2013	3,641,889
GBP	1,704,757	Term Loan, 7.99%, Maturing December 31, 2013	3,030,280
Jarden Corp.
	7,495,410	Term Loan, 4.45%, Maturing January 24, 2012	7,146,146
	1,294,215	Term Loan, 4.45%, Maturing January 24, 2012	1,233,908
	1,985,000	Term Loan, 5.20%, Maturing January 24, 2012	1,946,009

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
Johnson Diversey, Inc.
	1,050,059	Term Loan, 5.11%, Maturing December 16, 2010	$998,868
	5,019,101	Term Loan, 5.11%, Maturing December 16, 2011	4,774,419
Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	1,796,600
	7,790,802	Term Loan, 4.92%, Maturing November 22, 2012	6,933,814
RBS Global, Inc.
	1,084,298	Term Loan, 4.98%, Maturing July 19, 2013	1,016,529
	3,877,869	Term Loan, 5.31%, Maturing July 19, 2013	3,635,502
RGIS Holdings, LLC
	281,208	Term Loan, 5.20%, Maturing April 30, 2014	243,772
	5,624,167	Term Loan, 5.30%, Maturing April 30, 2014	4,875,449
US Investigations Services, Inc.
	1,989,975	Term Loan, 5.60%, Maturing February 21, 2015	1,805,902
			$53,746,664
Containers and Glass Products — 4.3%
Berry Plastics Corp.
	8,192,250	Term Loan, 5.10%, Maturing April 3, 2015	$7,457,512
Consolidated Container Co.
	900,775	Term Loan, 5.15%, Maturing March 28, 2014	705,982
	1,500,000	Term Loan, 8.55%, Maturing September 28, 2014	789,375
Crown Americas, Inc.
	1,347,500	Term Loan, 4.82%, Maturing November 15, 2012	1,296,969
EUR	980,000	Term Loan, 6.09%, Maturing November 15, 2012	1,479,989
Graham Packaging Holdings Co.
	13,959,000	Term Loan, 5.04%, Maturing October 7, 2011	13,262,013
Graphic Packaging International, Inc.
	14,285,308	Term Loan, 4.80%, Maturing May 16, 2014	13,632,555
	2,000,000	Term Loan, 5.48%, Maturing May 16, 2014	1,934,166
JSG Acquisitions
EUR	5,500,000	Term Loan, 6.51%, Maturing December 31, 2014	8,111,015
EUR	5,500,000	Term Loan, 6.66%, Maturing December 31, 2014	8,111,015
OI European Group B.V.
EUR	3,830,000	Term Loan, 5.86%, Maturing June 14, 2013	5,361,667
Owens-Brockway Glass Container
	4,787,500	Term Loan, 4.22%, Maturing June 14, 2013	4,600,787
Pregis Corp.
EUR	2,437,500	Term Loan, 7.23%, Maturing October 12, 2012	3,415,449
Smurfit-Stone Container Corp.
	1,986,462	Term Loan, 4.60%, Maturing November 1, 2011	1,937,297
	2,016,115	Term Loan, 5.01%, Maturing November 1, 2011	1,966,216
	4,365,556	Term Loan, 5.03%, Maturing November 1, 2011	4,257,508
			$78,319,515

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Cosmetics / Toiletries — 0.5%
	American Safety Razor Co.
	1,000,000	Term Loan, 9.03%, Maturing July 31, 2014	$890,000
	Bausch & Lomb, Inc.
	330,000	Term Loan, 5.95%, Maturing April 30, 2015(2)	326,373
	1,316,700	Term Loan, 5.95%, Maturing April 30, 2015	1,302,229
	KIK Custom Products, Inc.
	429,549	Term Loan, 5.17%, Maturing May 31, 2014	316,434
	2,505,701	Term Loan, 5.17%, Maturing May 31, 2014	1,845,867
	Prestige Brands, Inc.
	5,244,535	Term Loan, 6.90%, Maturing April 7, 2011	5,074,087
			$9,754,990
	Drugs — 1.2%
	Chattem, Inc.
	1,144,500	Term Loan, 4.46%, Maturing January 2, 2013	$1,113,026
	Graceway Pharmaceuticals, LLC
	5,306,479	Term Loan, 5.56%, Maturing May 3, 2012	4,455,786
	Pharmaceutical Holdings Corp.
	1,672,314	Term Loan, 6.14%, Maturing January 30, 2012	1,588,698
	Stiefel Laboratories, Inc.
	1,893,765	Term Loan, 4.97%, Maturing December 28, 2013	1,827,483
	2,475,922	Term Loan, 4.97%, Maturing December 28, 2013	2,389,265
	Warner Chilcott Corp.
	2,620,106	Term Loan, 4.73%, Maturing January 18, 2012	2,522,944
	7,617,654	Term Loan, 4.84%, Maturing January 18, 2012	7,335,168
			$21,232,370
	Ecological Services and Equipment — 1.3%
	Allied Waste Industries, Inc.
	1,920,178	Term Loan, 4.75%, Maturing January 15, 2012	$1,858,208
	29,696	Term Loan, 4.38%, Maturing January 15, 2012	28,738
	Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 6.87%, Maturing April 1, 2015	5,709,931
	Environmental Systems Products Holdings, Inc.
	233,025	Term Loan, 9.69%, Maturing December 12, 2010(3)	233,025
	Kemble Water Structure Ltd.
GBP	6,500,000	Term Loan, 9.74%, Maturing October 13, 2013	11,779,321
	Sensus Metering Systems, Inc.
	3,060,888	Term Loan, 5.46%, Maturing December 17, 2010	2,754,799
	211,145	Term Loan, 6.88%, Maturing December 17, 2010	190,030
	Waste Services, Inc.
	1,175,127	Term Loan, 5.15%, Maturing March 31, 2011	1,166,314
			$23,720,366

	Principal Amount*	Borrower/Tranche Description	Value
	Electronics / Electrical — 2.8%
	Aspect Software, Inc.
	5,421,543	Term Loan, 5.63%, Maturing July 11, 2011	$5,082,697
	EnerSys Capital, Inc.
	3,562,406	Term Loan, 4.72%, Maturing March 17, 2011	3,344,209
	FCI International S.A.S.
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	629,355
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	605,895
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	600,928
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	624,197
	Freescale Semiconductor, Inc.
	13,385,587	Term Loan, 4.46%, Maturing December 1, 2013	11,630,255
	Infor Enterprise Solutions Holdings
	7,993,979	Term Loan, 6.45%, Maturing July 28, 2012	6,644,995
	4,170,771	Term Loan, 6.45%, Maturing July 28, 2012	3,466,954
EUR	1,975,000	Term Loan, 7.73%, Maturing July 28, 2012	2,482,964
	500,000	Term Loan, 8.20%, Maturing March 2, 2014	325,833
	Invensys International Holding
	1,083,333	Term Loan, 5.13%, Maturing December 15, 2010	1,045,417
	1,166,667	Term Loan, 5.04%, Maturing January 15, 2011	1,122,917
	Network Solutions, LLC
	2,390,452	Term Loan, 5.24%, Maturing March 7, 2014	1,996,027
	Open Solutions, Inc.
	5,520,228	Term Loan, 5.15%, Maturing January 23, 2014	4,592,140
	Sensata Technologies Finance Co.
	2,407,125	Term Loan, 4.66%, Maturing April 27, 2013	2,198,507
	VeriFone, Inc.
	233,750	Term Loan, 5.65%, Maturing October 31, 2013	223,231
	Vertafore, Inc.
	4,900,685	Term Loan, 5.59%, Maturing January 31, 2012	4,533,134
			$51,149,655
	Equipment Leasing — 0.7%
	Maxim Crane Works, L.P.
	2,903,063	Term Loan, 4.71%, Maturing June 29, 2014	$2,583,726
	The Hertz Corp.
	785,140	Term Loan, 4.10%, Maturing December 21, 2012	754,180
	4,342,097	Term Loan, 4.22%, Maturing December 21, 2012	4,170,880
	United Rentals, Inc.
	1,587,785	Term Loan, 4.95%, Maturing February 14, 2011	1,549,413
	4,162,931	Term Loan, 5.10%, Maturing February 14, 2011	4,062,326
			$13,120,525

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Farming / Agriculture — 0.4%
BF Bolthouse HoldCo, LLC
	2,003,875	Term Loan, 5.00%, Maturing December 16, 2012	$1,904,934
	1,000,000	Term Loan, 8.20%, Maturing December 16, 2013	930,000
Central Garden & Pet Co.
	3,689,663	Term Loan, 4.31%, Maturing February 28, 2014	3,243,830
United Agri Products, Inc.
	1,962,602	Term Loan, 5.64%, Maturing June 8, 2012	1,920,897
			$7,999,661
Financial Intermediaries — 1.4%
Citco III, Ltd.
	5,525,000	Term Loan, 6.72%, Maturing June 30, 2014	$4,958,687
E.A. Viner International Co.
	252,450	Term Loan, 5.70%, Maturing July 31, 2013	239,827
Grosvenor Capital Management
	1,501,195	Term Loan, 4.86%, Maturing December 5, 2013	1,441,148
INVESTools, Inc.
	1,386,667	Term Loan, 5.95%, Maturing August 13, 2012	1,261,867
Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 7.84%, Maturing June 30, 2015	2,328,149
LPL Holdings, Inc.
	11,785,926	Term Loan, 4.70%, Maturing December 18, 2014	10,990,376
Nuveen Investments, Inc.
	1,400,000	Term Loan, 5.87%, Maturing November 2, 2014	1,337,218
Oxford Acquisition III, Ltd.
	3,024,903	Term Loan, 4.67%, Maturing May 24, 2014	2,544,700
RJO Holdings Corp. (RJ O'Brien)
	1,517,375	Term Loan, 5.90%, Maturing July 31, 2014	1,024,228
			$26,126,200
Food Products — 3.4%
Advantage Sales & Marketing, Inc.
	5,111,593	Term Loan, 4.70%, Maturing March 29, 2013	$4,830,456
	1,387,163	Term Loan, 4.70%, Maturing March 29, 2013	1,310,869
American Seafoods Group, LLC
	1,939,260	Term Loan, 4.61%, Maturing September 30, 2012	1,813,209
B&G Foods, Inc.
	1,130,435	Term Loan, 5.09%, Maturing February 23, 2013	1,082,391
BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.41%, Maturing December 20, 2013	2,807,430
GBP	1,500,000	Term Loan, 7.70%, Maturing December 31, 2013	2,750,488
GBP	1,500,000	Term Loan, 8.91%, Maturing December 20, 2014	2,807,430
Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.05%, Maturing December 31, 2013	1,438,576
EUR	961,151	Term Loan, 7.67%, Maturing December 31, 2014	1,381,691

	Principal Amount*	Borrower/Tranche Description	Value
	Food Products (continued)
	Dean Foods Co.
	12,152,250	Term Loan, 4.45%, Maturing April 2, 2014	$11,617,211
	Dole Food Company, Inc.
	525,581	Term Loan, 4.71%, Maturing April 12, 2013	491,090
	3,863,023	Term Loan, 4.83%, Maturing April 12, 2013	3,609,512
	1,158,907	Term Loan, 5.01%, Maturing April 12, 2013	1,082,854
	Foodvest Limited
GBP	250,000	Term Loan, 7.88%, Maturing March 16, 2014	447,481
GBP	229,317	Term Loan, 8.38%, Maturing March 16, 2015	410,459
	Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	2,475,000
	13,125,813	Term Loan, 5.44%, Maturing April 2, 2014	12,278,108
	Reddy Ice Group, Inc.
	7,975,000	Term Loan, 4.46%, Maturing August 9, 2012	6,898,375
	Ruby Acquisitions, Ltd.
GBP	883,262	Term Loan, 8.58%, Maturing January 5, 2015	1,526,303
			$61,058,933
	Food Service — 2.1%
	AFC Enterprises, Inc.
	1,063,059	Term Loan, 5.00%, Maturing May 23, 2009	$972,699
	Aramark Corp.
	10,497,113	Term Loan, 4.57%, Maturing January 26, 2014	10,081,165
	658,325	Term Loan, 5.20%, Maturing January 26, 2014	632,239
	Buffets, Inc.
	2,308,897	DIP Loan, 11.25%, Maturing January 22, 2009	2,314,669
	539,583	Term Loan, 4.73%, Maturing May 1, 2013	312,284
	4,039,339	Term Loan, 11.39%, Maturing November 1, 2013	2,337,768
	CBRL Group, Inc.
	4,513,693	Term Loan, 4.62%, Maturing April 27, 2013	4,276,724
	Denny's, Inc.
	234,333	Term Loan, 4.70%, Maturing March 31, 2012	222,031
	950,000	Term Loan, 4.70%, Maturing March 31, 2012	900,125
	JRD Holdings, Inc.
	2,082,813	Term Loan, 5.20%, Maturing June 26, 2014	2,009,914
	Maine Beverage Co., LLC
	1,915,179	Term Loan, 4.45%, Maturing June 30, 2010	1,838,571
	NPC International, Inc.
	1,965,030	Term Loan, 4.50%, Maturing May 3, 2013	1,817,653
	OSI Restaurant Partners, LLC
	197,368	Term Loan, 5.10%, Maturing May 9, 2013	172,286
	2,328,905	Term Loan, 5.00%, Maturing May 9, 2014	2,032,941
	QCE Finance, LLC
	4,232,156	Term Loan, 4.99%, Maturing May 5, 2013	3,598,843

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	Sagittarius Restaurants, LLC
	1,249,500	Term Loan, 9.50%, Maturing March 29, 2013	$962,115
	Selecta
GBP	2,500,000	Term Loan, 8.33%, Maturing June 28, 2015	4,332,453
			$38,814,480
	Food / Drug Retailers — 1.8%
	General Nutrition Centers, Inc.
	4,561,481	Term Loan, 4.95%, Maturing September 16, 2013	$4,056,867
	Pantry, Inc. (The)
	788,889	Term Loan, 4.14%, Maturing May 15, 2014(2)	668,583
	2,740,403	Term Loan, 4.62%, Maturing May 15, 2014	2,322,491
	Rite Aid Corp.
	12,800,000	Term Loan, 4.53%, Maturing June 1, 2014	12,044,006
	Roundy's Supermarkets, Inc.
	11,086,069	Term Loan, 5.47%, Maturing November 3, 2011	10,409,819
	Supervalu, Inc.
	2,389,318	Term Loan, 4.21%, Maturing June 1, 2012	2,338,545
			$31,840,311
	Forest Products — 2.1%
	Appleton Papers, Inc.
	4,416,625	Term Loan, 4.60%, Maturing June 5, 2014	$4,078,016
	Georgia-Pacific Corp.
	11,850,000	Term Loan, 4.68%, Maturing December 20, 2012	11,385,255
	16,219,753	Term Loan, 4.73%, Maturing December 20, 2012	15,583,631
	Newpage Corp.
	4,139,625	Term Loan, 6.31%, Maturing December 5, 2014	4,121,229
	Xerium Technologies, Inc.
	2,936,645	Term Loan, 5.45%, Maturing May 18, 2012	2,378,682
			$37,546,813
	Healthcare — 9.7%
	Accellent, Inc.
	2,678,498	Term Loan, 5.84%, Maturing November 22, 2012	$2,326,945
	Alliance Imaging, Inc.
	1,821,086	Term Loan, 5.41%, Maturing December 29, 2011	1,734,584
	American Medical Systems
	4,096,014	Term Loan, 5.38%, Maturing July 20, 2012	3,880,973
	AMN Healthcare, Inc.
	1,004,327	Term Loan, 4.45%, Maturing November 2, 2011	964,154
	AMR HoldCo, Inc.
	1,795,115	Term Loan, 5.00%, Maturing February 10, 2012	1,705,359

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
Biomet, Inc.
	4,452,625	Term Loan, 5.70%, Maturing December 26, 2014	$4,375,630
EUR	4,079,500	Term Loan, 7.73%, Maturing December 26, 2014	6,070,852
Capio AB
EUR	454,102	Term Loan, 7.09%, Maturing April 24, 2015	671,263
EUR	545,898	Term Loan, 7.09%, Maturing April 24, 2015	806,958
EUR	454,102	Term Loan, 7.21%, Maturing April 16, 2016	671,263
EUR	545,898	Term Loan, 7.21%, Maturing April 24, 2016	806,958
Cardinal Health 409, Inc.
	6,029,438	Term Loan, 4.95%, Maturing April 10, 2014	5,381,273
Carestream Health, Inc.
	5,563,841	Term Loan, 5.47%, Maturing April 30, 2013	4,743,174
Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 5.14%, Maturing March 23, 2015	2,794,172
Community Health Systems, Inc.
	849,464	Term Loan, 0.00%, Maturing July 25, 2014(2)	814,995
	16,602,657	Term Loan, 5.34%, Maturing July 25, 2014	15,928,971
Concentra, Inc.
	2,183,500	Term Loan, 4.95%, Maturing June 25, 2014	1,962,421
ConMed Corp.
	1,051,581	Term Loan, 4.39%, Maturing April 13, 2013	1,009,517
CRC Health Corp.
	1,379,000	Term Loan, 4.92%, Maturing February 6, 2013	1,261,785
	3,494,054	Term Loan, 4.92%, Maturing February 6, 2013	3,197,059
Dako (EQT Project Delphi)
EUR	1,336,866	Term Loan, 6.85%, Maturing June 12, 2015	1,669,256
DaVita, Inc.
	13,807,224	Term Loan, 4.23%, Maturing October 5, 2012	13,247,093
Gambro Holding AB
	1,292,918	Term Loan, 5.57%, Maturing June 5, 2014	1,187,329
	1,292,918	Term Loan, 6.07%, Maturing June 5, 2015	1,191,640
HCA, Inc.
	23,529,836	Term Loan, 4.95%, Maturing November 18, 2013	22,383,886
Health Management Association, Inc.
	9,556,573	Term Loan, 4.45%, Maturing February 28, 2014	8,843,241
HealthSouth Corp.
	2,854,516	Term Loan, 5.23%, Maturing March 10, 2013	2,716,251
Iasis Healthcare, LLC
	971,781	Term Loan, 4.86%, Maturing March 14, 2014	931,289
	2,815,637	Term Loan, 4.88%, Maturing March 14, 2014	2,698,318
	259,141	Term Loan, 4.88%, Maturing March 14, 2014	248,344
IM U.S. Holdings, LLC
	3,895,563	Term Loan, 4.67%, Maturing June 26, 2014	3,616,379
Invacare Corp.
	2,561,400	Term Loan, 5.14%, Maturing February 12, 2013	2,388,506

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	inVentiv Health, Inc.
	2,160,789	Term Loan, 4.45%, Maturing July 6, 2014	$2,006,833
	Leiner Health Products, Inc.
	1,090,633	Term Loan, 0.00%, Maturing September 10, 2008(2)	1,074,274
	2,231,994	Term Loan, 0.00%, Maturing September 10, 2008(2)	2,198,514
	3,136,250	Term Loan, 8.75%, Maturing May 27, 2011(10)	1,423,858
	LifeCare Holdings, Inc.
	3,217,500	Term Loan, 6.95%, Maturing August 11, 2012	2,783,138
	LifePoint Hospitals, Inc.
	6,327,801	Term Loan, 4.71%, Maturing April 15, 2012	6,090,509
	Matria Healthcare, Inc.
	1,380,184	Term Loan, 4.88%, Maturing January 19, 2012	1,345,679
	MultiPlan Merger Corp.
	1,617,111	Term Loan, 5.38%, Maturing April 12, 2013	1,527,665
	1,277,047	Term Loan, 5.38%, Maturing April 12, 2013	1,206,411
	National Mentor Holdings, Inc.
	190,400	Term Loan, 5.31%, Maturing June 29, 2013	163,744
	3,153,432	Term Loan, 4.70%, Maturing June 29, 2013	2,711,952
	Nyco Holdings
EUR	3,828,603	Term Loan, 6.98%, Maturing December 29, 2014	5,060,016
EUR	3,828,603	Term Loan, 7.73%, Maturing December 29, 2015	5,060,016
	RadNet Management, Inc.
	1,629,381	Term Loan, 7.26%, Maturing November 15, 2012	1,556,059
	ReAble Therapeutics Finance, LLC
	4,525,577	Term Loan, 4.70%, Maturing November 16, 2013	4,273,842
	Renal Advantage, Inc.
	1,040,067	Term Loan, 5.26%, Maturing October 5, 2012	975,063
	Select Medical Holding Corp.
	6,082,186	Term Loan, 5.06%, Maturing February 24, 2012	5,571,282
	Sunrise Medical Holdings, Inc.
	2,692,477	Term Loan, 7.09%, Maturing May 13, 2010	2,221,294
	Vanguard Health Holding Co., LLC
	5,858,275	Term Loan, 5.13%, Maturing September 23, 2011	5,658,116
	Viant Holdings, Inc.
	1,736,875	Term Loan, 4.95%, Maturing June 25, 2014	1,476,344
			$176,614,447
	Home Furnishings — 1.5%
	Hunter Fan Co.
	1,529,093	Term Loan, 5.57%, Maturing April 16, 2014	$1,234,742
	Interline Brands, Inc.
	2,776,630	Term Loan, 4.61%, Maturing June 23, 2013	2,623,916
	1,918,478	Term Loan, 4.61%, Maturing June 23, 2013	1,812,962
	National Bedding Co., LLC
	1,862,697	Term Loan, 4.74%, Maturing August 31, 2011	1,499,471

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings (continued)
Oreck Corp.
	1,253,449	Term Loan, 7.66%, Maturing February 2, 2012(3)	$584,107
Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 7.54%, Maturing April 7, 2013	3,583,095
EUR	3,000,000	Term Loan, 8.04%, Maturing April 7, 2014	3,583,095
Sealy Mattress Co.
	3,470,343	Term Loan, 4.15%, Maturing August 25, 2012	3,227,419
Simmons Co.
	8,777,717	Term Loan, 5.61%, Maturing December 19, 2011	7,899,945
	2,000,000	Term Loan, 8.20%, Maturing February 15, 2012	1,310,000
			$27,358,752
Industrial Equipment — 2.5%
CEVA Group PLC U.S.
	413,158	Term Loan, 5.70%, Maturing January 4, 2014	$374,941
	3,485,503	Term Loan, 5.72%, Maturing January 4, 2014	3,197,949
EUR	263,140	Term Loan, 7.39%, Maturing January 4, 2014	382,371
EUR	446,842	Term Loan, 7.39%, Maturing January 4, 2014	649,309
EUR	549,172	Term Loan, 7.39%, Maturing January 4, 2014	798,005
EUR	435,446	Term Loan, 7.73%, Maturing January 4, 2014	632,750
Colfax Corp.
	4,971,461	Term Loan, 5.00%, Maturing May 30, 2009	4,872,031
EPD Holdings (Goodyear Engineering Products)
	458,227	Term Loan, 5.37%, Maturing July 13, 2014	379,755
	3,199,547	Term Loan, 5.40%, Maturing July 13, 2014	2,651,624
	1,000,000	Term Loan, 8.65%, Maturing July 13, 2015	640,000
Flowserve Corp.
	6,836,772	Term Loan, 4.25%, Maturing August 10, 2012	6,512,026
Generac Acquisition Corp.
	3,744,892	Term Loan, 5.18%, Maturing November 7, 2013	3,037,108
	2,000,000	Term Loan, 8.68%, Maturing April 7, 2014	1,406,000
Gleason Corp.
	1,748,933	Term Loan, 4.65%, Maturing June 30, 2013	1,626,508
	590,855	Term Loan, 4.65%, Maturing June 30, 2013	549,495
Jason, Inc.
	1,464,770	Term Loan, 5.22%, Maturing April 30, 2010	1,296,322
John Maneely Co.
	5,555,574	Term Loan, 6.03%, Maturing December 8, 2013	5,017,872
KION Group GmbH
	750,000	Term Loan, 6.75%, Maturing December 23, 2014	699,375
	750,000	Term Loan, 7.25%, Maturing December 23, 2015	699,375
Polypore, Inc.
	8,436,250	Term Loan, 5.11%, Maturing July 3, 2014	8,056,619
EUR	737,425	Term Loan, 6.64%, Maturing July 3, 2014	987,363

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Industrial Equipment (continued)
TFS Acquisition Corp.
1,945,375	Term Loan, 6.20%, Maturing August 11, 2013	$1,809,199
		$46,275,997
Insurance — 1.3%
Alliant Holdings I, Inc.
5,000,000	Term Loan, 0.00%, Maturing August 21, 2012(2)	$4,475,000
2,910,375	Term Loan, 5.70%, Maturing August 21, 2014	2,735,753
CCC Information Services Group, Inc.
1,984,889	Term Loan, 4.91%, Maturing February 10, 2013	1,925,342
Conseco, Inc.
9,489,413	Term Loan, 4.86%, Maturing October 10, 2013	7,275,220
Crump Group, Inc.
3,039,175	Term Loan, 5.70%, Maturing August 4, 2014	2,796,041
Hub International Holdings, Inc.
505,467	Term Loan, 4.40%, Maturing June 13, 2014(2)	455,552
2,250,153	Term Loan, 5.20%, Maturing June 13, 2014	2,027,951
U.S.I. Holdings Corp.
2,754,187	Term Loan, 5.45%, Maturing May 4, 2014	2,588,936
		$24,279,795
Leisure Goods / Activities / Movies — 6.0%
24 Hour Fitness Worldwide, Inc.
3,772,552	Term Loan, 5.93%, Maturing June 8, 2012	$3,376,434
AMC Entertainment, Inc.
5,077,514	Term Loan, 4.64%, Maturing January 26, 2013	4,807,319
Bombardier Recreational Products
5,650,633	Term Loan, 5.32%, Maturing June 28, 2013	5,019,644
Carmike Cinemas, Inc.
2,672,710	Term Loan, 6.49%, Maturing May 19, 2012	2,539,075
2,190,301	Term Loan, 6.60%, Maturing May 19, 2012	2,080,786
Cedar Fair, L.P.
4,871,576	Term Loan, 4.86%, Maturing August 30, 2012	4,645,588
Cinemark, Inc.
10,475,858	Term Loan, 4.66%, Maturing October 5, 2013	10,013,443
Deluxe Entertainment Services
96,457	Term Loan, 4.95%, Maturing January 28, 2011	84,400
183,432	Term Loan, 4.95%, Maturing January 28, 2011	160,503
1,957,907	Term Loan, 5.04%, Maturing January 28, 2011	1,713,169
DW Funding, LLC
2,223,615	Term Loan, 4.57%, Maturing April 30, 2011	2,134,670
Easton-Bell Sports, Inc.
1,481,108	Term Loan, 4.65%, Maturing March 16, 2012	1,307,078

	Principal Amount*	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	Fender Musical Instruments Corp.
	313,317	Term Loan, 6.97%, Maturing June 9, 2014	$260,053
	621,933	Term Loan, 7.16%, Maturing June 9, 2014	516,205
	HEI Acquisition, LLC
	3,000,000	Term Loan, 6.91%, Maturing April 13, 2014	2,550,000
	Metro-Goldwyn-Mayer Holdings, Inc.
	20,014,032	Term Loan, 5.95%, Maturing April 8, 2012	16,080,034
	National CineMedia, LLC
	2,700,000	Term Loan, 4.62%, Maturing February 13, 2015	2,516,786
	Regal Cinemas Corp.
	12,561,219	Term Loan, 4.20%, Maturing November 10, 2010	11,956,710
	Revolution Studios Distribution Co., LLC
	4,092,652	Term Loan, 6.62%, Maturing December 21, 2014	3,785,703
	2,825,000	Term Loan, 9.87%, Maturing June 21, 2015	2,175,250
	Six Flags Theme Parks, Inc.
	7,222,016	Term Loan, 5.20%, Maturing April 30, 2015	6,452,424
	Southwest Sports Group, LLC
	3,725,000	Term Loan, 5.44%, Maturing December 22, 2010	3,278,000
	Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 4.63%, Maturing June 9, 2011	6,107,491
	WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	2,550,750
	14,041,492	Term Loan, 4.98%, Maturing February 28, 2011	12,979,604
			$109,091,119
	Lodging and Casinos — 4.3%
	Ameristar Casinos, Inc.
	3,543,438	Term Loan, 5.02%, Maturing November 10, 2012	$3,428,276
	Bally Technologies, Inc.
	8,003,657	Term Loan, 7.36%, Maturing September 5, 2009	7,868,595
	Choctaw Resort Development Enterprise
	1,340,661	Term Loan, 6.47%, Maturing November 4, 2011	1,260,221
	Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.25%, Maturing November 20, 2014	913,529
GBP	500,000	Term Loan, 8.75%, Maturing November 20, 2015	913,529
	Gala Electric Casinos, Ltd.
GBP	2,521,145	Term Loan, 8.01%, Maturing December 12, 2013	4,573,286
GBP	2,521,467	Term Loan, 8.51%, Maturing December 12, 2014	4,573,871
	Green Valley Ranch Gaming, LLC
	1,645,023	Term Loan, 4.93%, Maturing February 16, 2014	1,324,243
	Harrah's Operating Co.
	1,000,000	Term Loan, Maturing January 28, 2015(4)	941,071
	Herbst Gaming, Inc.
	4,686,235	Term Loan, 9.85%, Maturing December 2, 2011	3,353,587
	2,450,836	Term Loan, 10.75%, Maturing December 2, 2011	1,753,879

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Isle of Capri Casinos, Inc.
	4,495,441	Term Loan, 4.45%, Maturing November 30, 2013	$3,978,466
	1,355,427	Term Loan, 4.45%, Maturing November 30, 2013	1,199,553
	1,798,176	Term Loan, 4.45%, Maturing November 30, 2013	1,591,386
	LodgeNet Entertainment Corp.
	2,729,375	Term Loan, 4.70%, Maturing April 4, 2014	2,415,497
	New World Gaming Partners, Ltd.
	3,345,781	Term Loan, 5.19%, Maturing June 30, 2014	2,852,279
	670,833	Term Loan, 5.19%, Maturing June 30, 2014	571,885
	Penn National Gaming, Inc.
	17,983,168	Term Loan, 4.93%, Maturing October 3, 2012	17,433,674
	Seminole Tribe of Florida
	1,307,186	Term Loan, 4.25%, Maturing March 5, 2014	1,274,507
	369,838	Term Loan, 4.48%, Maturing March 5, 2014	360,592
	1,331,162	Term Loan, 4.63%, Maturing March 5, 2014	1,297,883
	Venetian Casino Resort/Las Vegas Sands Inc.
	2,860,000	Term Loan, 0.00%, Maturing May 14, 2014(2)	2,633,474
	11,354,200	Term Loan, 4.45%, Maturing May 23, 2014	10,454,891
	Wimar OpCo, LLC
	2,151,576	Term Loan, 8.50%, Maturing January 3, 2012	2,075,600
			$79,043,774
	Nonferrous Metals / Minerals — 1.5%
	Alpha Natural Resources, LLC
	2,727,563	Term Loan, 4.42%, Maturing October 26, 2012	$2,666,192
	Euramax Europe B.V.
EUR	1,391,082	Term Loan, 9.49%, Maturing June 29, 2012	1,840,910
	Euramax International, Inc.
	2,042,016	Term Loan, 8.00%, Maturing June 28, 2012	1,713,251
	Magnum Coal Co.
	602,273	Term Loan, 9.75%, Maturing March 15, 2013	598,509
	3,493,182	Term Loan, 9.75%, Maturing March 15, 2013	3,471,349
	Murray Energy Corp.
	1,532,600	Term Loan, 7.91%, Maturing January 28, 2010	1,455,970
	Neo Material Technologies, Inc.
	2,728,768	Term Loan, 6.62%, Maturing August 31, 2009	2,687,836
	Noranda Aluminum Acquisition
	1,219,695	Term Loan, 5.07%, Maturing May 18, 2014	1,158,710
	Novelis, Inc.
	1,960,180	Term Loan, 4.70%, Maturing June 28, 2014	1,867,071
	4,312,395	Term Loan, 4.70%, Maturing June 28, 2014	4,107,557
	Oxbow Carbon and Mineral Holdings
	379,681	Term Loan, 4.86%, Maturing May 8, 2014	344,402
	4,241,098	Term Loan, 4.88%, Maturing May 8, 2014	3,847,028

Principal Amount*	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Thompson Creek Metals Co.
2,129,325	Term Loan, 7.48%, Maturing October 26, 2012	$2,108,032
		$27,866,817
Oil and Gas — 2.2%
Atlas Pipeline Partners, L.P.
4,600,000	Term Loan, 5.62%, Maturing July 20, 2014	$4,494,582
Big West Oil, LLC
1,333,750	Term Loan, 2.29%, Maturing May 1, 2014(2)	1,255,392
1,073,063	Term Loan, 5.00%, Maturing May 1, 2014	1,010,020
Dresser, Inc.
4,769,928	Term Loan, 5.31%, Maturing May 4, 2014	4,610,932
Dynegy Holdings, Inc.
4,382,979	Term Loan, 4.36%, Maturing April 2, 2013	4,138,264
763,186	Term Loan, 4.36%, Maturing April 2, 2013	720,575
Energy Transfer Equity, L.P.
4,825,000	Term Loan, 4.88%, Maturing February 8, 2012	4,702,363
Enterprise GP Holdings, L.P.
3,325,000	Term Loan, 4.96%, Maturing October 31, 2014	3,270,969
Hercules Offshore, Inc.
2,282,750	Term Loan, 4.45%, Maturing July 6, 2013	2,229,487
Niska Gas Storage
250,203	Term Loan, 4.55%, Maturing May 13, 2011	240,195
483,971	Term Loan, 4.59%, Maturing May 13, 2011	465,419
327,837	Term Loan, 4.60%, Maturing May 13, 2011	314,723
2,990,844	Term Loan, 4.53%, Maturing May 12, 2013	2,876,196
Primary Natural Resources, Inc.
1,960,000	Term Loan, 5.00%, Maturing July 28, 2010	1,859,256
Targa Resources, Inc.
1,225,740	Term Loan, 4.70%, Maturing October 31, 2012	1,179,162
3,251,920	Term Loan, 6.83%, Maturing October 31, 2012	3,128,347
Volnay Acquisition Co.
4,526,250	Term Loan, 4.88%, Maturing January 12, 2014	4,441,383
		$40,937,265
Publishing — 10.6%
American Media Operations, Inc.
12,000,000	Term Loan, 7.25%, Maturing January 31, 2013	$10,995,000
Aster Zweite Beteiligungs GmbH
2,475,000	Term Loan, 4.88%, Maturing September 27, 2013	2,153,250
Black Press US Partnership
648,297	Term Loan, 5.09%, Maturing August 2, 2013	593,192
1,067,783	Term Loan, 5.09%, Maturing August 2, 2013	977,022

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
CanWest MediaWorks, Ltd.
	2,679,750	Term Loan, 5.09%, Maturing July 10, 2014	$2,572,560
Dex Media West, LLC
	6,332,599	Term Loan, 4.48%, Maturing March 9, 2010	6,186,949
GateHouse Media Operating, Inc.
	2,061,957	Term Loan, 4.75%, Maturing August 28, 2014	1,398,264
	4,838,043	Term Loan, 5.09%, Maturing August 28, 2014	3,280,798
	4,225,000	Term Loan, 5.25%, Maturing August 28, 2014	2,904,688
Idearc, Inc.
	24,584,012	Term Loan, 4.71%, Maturing November 17, 2014	20,343,270
MediaNews Group, Inc.
	2,948,421	Term Loan, 4.63%, Maturing August 25, 2010	2,329,252
	2,972,063	Term Loan, 5.13%, Maturing August 2, 2013	2,184,466
Mediannuaire Holding
EUR	3,100,000	Term Loan, 6.11%, Maturing October 24, 2013	4,376,112
EUR	500,000	Term Loan, 6.61%, Maturing October 10, 2014	635,799
EUR	500,000	Term Loan, 7.11%, Maturing October 10, 2015	636,967
Merrill Communications, LLC
	5,623,624	Term Loan, 4.95%, Maturing February 9, 2009	4,892,553
Nebraska Book Co., Inc.
	3,954,561	Term Loan, 5.13%, Maturing March 4, 2011	3,638,196
Nelson Education, Ltd.
	1,542,250	Term Loan, 5.20%, Maturing July 5, 2014	1,364,891
Newspaper Holdings, Inc.
	8,925,000	Term Loan, 4.63%, Maturing July 24, 2014	7,363,125
Nielsen Finance, LLC
	19,539,872	Term Loan, 5.10%, Maturing August 9, 2013	18,530,305
Penton Media, Inc.
	1,782,000	Term Loan, 5.15%, Maturing February 1, 2013	1,378,823
Philadelphia Newspapers, LLC
	2,176,974	Term Loan, 6.60%, Maturing June 29, 2013	1,861,313
R.H. Donnelley Corp.
	9,128,519	Term Loan, 4.41%, Maturing June 30, 2010	8,673,517
Reader's Digest Association
	4,750,000	Revolving Loan, 4.87%, Maturing March 2, 2013(2)	4,013,750
	13,243,557	Term Loan, 4.94%, Maturing March 2, 2014	11,151,075
Seat Pagine Gialle SpA
EUR	5,390,523	Term Loan, 4.39%, Maturing May 25, 2012	7,651,169
Source Media, Inc.
	2,032,666	Term Loan, 4.95%, Maturing November 8, 2011	1,859,889
Springer Science+Business Media
	945,117	Term Loan, 7.09%, Maturing May 5, 2011	855,922
	1,023,877	Term Loan, 7.47%, Maturing May 5, 2012	927,248
	945,117	Term Loan, 7.47%, Maturing May 5, 2012	855,922

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
The Star Tribune Co.
	1,633,500	Term Loan, 4.95%, Maturing March 5, 2014	$878,823
TL Acquisitions, Inc.
	5,671,500	Term Loan, 5.34%, Maturing July 5, 2014	5,272,130
Trader Media Corp.
GBP	6,321,250	Term Loan, 8.00%, Maturing March 23, 2015	10,401,657
Tribune Co.
	8,160,000	Term Loan, 5.48%, Maturing May 17, 2009	7,782,600
	8,436,250	Term Loan, 5.54%, Maturing May 17, 2014	6,274,461
World Directories Acquisition
EUR	3,510,703	Term Loan, 6.39%, Maturing May 31, 2014	4,725,650
Xsys US, Inc.
	3,795,776	Term Loan, 4.88%, Maturing September 27, 2013	3,302,325
	3,877,093	Term Loan, 4.88%, Maturing September 27, 2014	3,379,534
EUR	1,546,742	Term Loan, 6.98%, Maturing September 27, 2014	2,109,515
	1,290,100	Term Loan, 8.97%, Maturing September 27, 2015	1,048,206
YBR Acquisition BV
EUR	750,000	Term Loan, 7.27%, Maturing June 30, 2013	1,081,267
EUR	1,500,000	Term Loan, 7.27%, Maturing June 30, 2013	2,162,534
EUR	750,000	Term Loan, 7.77%, Maturing June 30, 2014	1,082,435
EUR	1,500,000	Term Loan, 7.77%, Maturing June 30, 2014	2,164,869
Yell Group, PLC
	1,000,000	Term Loan, Maturing February 10, 2013(4)	865,000
	3,850,000	Term Loan, 4.863%, Maturing February 10, 2013	3,450,632
			$192,566,925
Radio and Television — 5.7%
Block Communications, Inc.
	1,805,921	Term Loan, 4.70%, Maturing December 22, 2011	$1,715,625
Citadel Broadcasting Corp.
	11,850,000	Term Loan, 4.39%, Maturing June 12, 2014	10,220,625
CMP Susquehanna Corp.
	4,165,857	Term Loan, 4.85%, Maturing May 5, 2013	3,263,253
Discovery Communications, Inc.
	4,002,150	Term Loan, 4.70%, Maturing April 30, 2014	3,885,840
Emmis Operating Co.
	2,265,778	Term Loan, 4.67%, Maturing November 2, 2013	1,973,493
Gray Television, Inc.
	3,950,100	Term Loan, 4.19%, Maturing January 19, 2015	3,446,462
LBI Media, Inc.
	1,960,000	Term Loan, 4.36%, Maturing March 31, 2012	1,764,000
NEP II, Inc.
	2,153,237	Term Loan, 4.95%, Maturing February 16, 2014	1,954,960

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Nexstar Broadcasting, Inc.
	4,525,993	Term Loan, 4.45%, Maturing October 1, 2012	$4,163,914
	4,284,683	Term Loan, 4.65%, Maturing October 1, 2012	3,941,909
	NextMedia Operating, Inc.
	352,123	Term Loan, 6.72%, Maturing November 15, 2012	313,389
	792,286	Term Loan, 6.80%, Maturing November 15, 2012	705,134
	PanAmSat Corp.
	2,471,204	Term Loan, 5.18%, Maturing January 3, 2014	2,348,417
	2,470,461	Term Loan, 5.18%, Maturing January 3, 2014	2,347,711
	2,470,461	Term Loan, 5.18%, Maturing January 3, 2014	2,347,711
	Paxson Communications Corp.
	8,300,000	Term Loan, 5.96%, Maturing January 15, 2012	6,640,000
	Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 4.44%, Maturing June 25, 2014	7,379,000
	SFX Entertainment
	3,834,066	Term Loan, 5.45%, Maturing June 21, 2013	3,527,340
	Spanish Broadcasting System, Inc.
	6,159,500	Term Loan, 4.45%, Maturing June 10, 2012	5,204,778
	Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.39%, Maturing January 19, 2015	3,691,551
EUR	2,800,000	Term Loan, 6.65%, Maturing January 19, 2016	3,691,551
EUR	1,250,000	Term Loan, 7.64%, Maturing July 19, 2016	1,477,839
	Univision Communications, Inc.
	2,600,000	Term Loan, 5.36%, Maturing March 29, 2009	2,500,334
	25,150,000	Term Loan, 5.15%, Maturing September 29, 2014	21,243,903
	Young Broadcasting, Inc.
	3,535,038	Term Loan, 5.36%, Maturing November 3, 2012	3,194,790
			$102,943,529
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
	6,189,750	Term Loan, 4.99%, Maturing April 26, 2013	$5,980,846
	RailAmerica, Inc.
	5,125,000	Term Loan, 5.32%, Maturing August 14, 2008	4,996,875
			$10,977,721
	Retailers (Except Food and Drug) — 2.4%
	American Achievement Corp.
	1,061,993	Term Loan, 4.98%, Maturing March 25, 2011	$982,344
	Amscan Holdings, Inc.
	1,584,000	Term Loan, 5.16%, Maturing May 25, 2013	1,354,320
	Claire's Stores, Inc.
	1,166,188	Term Loan, 5.56%, Maturing May 24, 2014	932,586

	Principal Amount*	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	Cumberland Farms, Inc.
	4,164,582	Term Loan, 4.86%, Maturing September 29, 2013	$3,914,707
	Harbor Freight Tools USA, Inc.
	5,941,826	Term Loan, 5.15%, Maturing July 15, 2010	5,206,525
	Josten's Corp.
	2,392,586	Term Loan, 6.72%, Maturing October 4, 2011	2,304,857
	Mapco Express, Inc.
	1,781,149	Term Loan, 5.62%, Maturing April 28, 2011	1,683,186
	Neiman Marcus Group, Inc.
	2,194,620	Term Loan, 4.76%, Maturing April 5, 2013	2,100,892
	Orbitz Worldwide, Inc.
	3,905,375	Term Loan, 5.79%, Maturing July 25, 2014	3,358,623
	Oriental Trading Co., Inc.
	1,000,000	Term Loan, 8.87%, Maturing January 31, 2013	750,000
	5,657,662	Term Loan, 5.23%, Maturing July 31, 2013	4,582,706
	Rent-A-Center, Inc.
	2,773,972	Term Loan, 4.92%, Maturing November 15, 2012	2,611,001
	Rover Acquisition Corp.
	2,969,925	Term Loan, 5.03%, Maturing October 26, 2013	2,704,117
	Savers, Inc.
	1,035,000	Term Loan, 5.48%, Maturing August 11, 2012	972,900
	1,129,364	Term Loan, 5.49%, Maturing August 11, 2012	1,061,602
	The Yankee Candle Company, Inc.
	2,331,255	Term Loan, 4.61%, Maturing February 6, 2014	2,128,436
	Vivarte
EUR	2,500,000	Term Loan, 6.35%, Maturing May 29, 2015	3,079,299
EUR	2,500,000	Term Loan, 6.85%, Maturing May 29, 2016	3,081,070
			$42,809,171
	Steel — 0.1%
	Algoma Acquisition Corp.
	1,826,450	Term Loan, 7.33%, Maturing June 20, 2013	$1,694,032
			$1,694,032
	Surface Transport — 0.5%
	Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 5.07%, Maturing April 10, 2015	$925,000
	1,000,000	Term Loan, 5.57%, Maturing April 10, 2016	925,000
	Ozburn-Hessey Holding Co., LLC
	1,289,653	Term Loan, 6.16%, Maturing August 9, 2012	1,173,585
	Swift Transportation Co., Inc.
	8,323,256	Term Loan, 6.50%, Maturing May 10, 2014	6,202,557
			$9,226,142

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications — 3.7%
	Alaska Communications Systems Holdings, Inc.
	6,568,982	Term Loan, 4.45%, Maturing February 1, 2012	$6,233,498
	Alltell Communication
	3,109,375	Term Loan, 5.47%, Maturing May 16, 2015	2,863,433
	Asurion Corp.
	8,525,000	Term Loan, 6.10%, Maturing July 13, 2012	7,889,180
	1,000,000	Term Loan, 9.39%, Maturing January 13, 2013	898,750
	Cellular South, Inc.
	1,143,750	Term Loan, 0.00%, Maturing May 29, 2014(2)	1,080,844
	3,405,516	Term Loan, 4.39%, Maturing May 29, 2014	3,218,212
	Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 4.72%, Maturing February 9, 2011	8,968,562
	CommScope, Inc.
	3,169,065	Term Loan, 5.19%, Maturing November 19, 2014	3,030,418
	FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.63%, Maturing March 31, 2015	1,775,416
	Hargray Acquisition Co.
	1,204,815	Term Loan, 4.95%, Maturing June 29, 2014	1,090,358
	Intelsat Bermuda, Ltd.
	3,875,000	Term Loan, 5.20%, Maturing February 1, 2014	3,872,094
	Intelsat Subsidiary Holding Co.
	2,708,133	Term Loan, 5.18%, Maturing July 3, 2013	2,594,391
	Iowa Telecommunications Services
	3,234,000	Term Loan, 4.44%, Maturing November 23, 2011	3,157,193
	IPC Systems, Inc.
	3,573,000	Term Loan, 4.95%, Maturing May 31, 2014	2,730,369
GBP	1,885,750	Term Loan, 8.27%, Maturing May 31, 2014	2,857,139
	Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 7.95%, Maturing December 26, 2014	4,436,927
	NTelos, Inc.
	2,214,920	Term Loan, 5.27%, Maturing August 24, 2011	2,169,237
	Palm, Inc.
	2,313,375	Term Loan, 6.39%, Maturing April 24, 2014	1,682,980
	Stratos Global Corp.
	3,219,500	Term Loan, 5.44%, Maturing February 13, 2012	3,060,537
	Telesat Canada, Inc.
	170,826	Term Loan, 3.67%, Maturing October 22, 2014(2)	161,738
	1,994,003	Term Loan, 5.90%, Maturing October 22, 2014	1,887,916
	Windstream Corp.
	2,514,916	Term Loan, 4.22%, Maturing July 17, 2013	2,459,679
			$68,118,871

	Principal Amount*	Borrower/Tranche Description	Value
	Utilities — 2.7%
	AEI Finance Holding, LLC
	636,381	Revolving Loan, 5.70%, Maturing March 30, 2012	$563,197
	4,417,127	Term Loan, 5.69%, Maturing March 30, 2014	3,909,157
	BRSP, LLC
	5,395,593	Term Loan, 7.91%, Maturing July 13, 2009	5,017,901
	Calpine Corp.
	2,772,052	DIP Loan, 5.58%, Maturing March 30, 2009	2,612,906
	Covanta Energy Corp.
	1,663,754	Term Loan, 4.19%, Maturing February 9, 2014	1,592,351
	3,345,705	Term Loan, 5.08%, Maturing February 9, 2014	3,202,117
	Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.50%, Maturing October 24, 2012	817,794
GBP	600,000	Term Loan, 9.63%, Maturing October 24, 2012	1,046,720
	Mirant North America, LLC
	2,123,868	Term Loan, 4.61%, Maturing January 3, 2013	2,071,529
	NRG Energy, Inc.
	6,339,388	Term Loan, 4.20%, Maturing June 1, 2014	6,096,114
	12,978,906	Term Loan, 4.20%, Maturing June 1, 2014	12,480,840
	Pike Electric, Inc.
	1,895,476	Term Loan, 4.25%, Maturing July 1, 2012	1,805,441
	TXU Texas Competitive Electric Holdings Co., LLC
	2,487,500	Term Loan, 6.58%, Maturing October 10, 2014	2,386,445
	2,487,500	Term Loan, 6.58%, Maturing October 10, 2014	2,384,736
	Vulcan Energy Corp.
	4,072,323	Term Loan, 4.36%, Maturing July 23, 2010	3,929,792
			$49,917,040
Total Senior Floating-Rate Interests (identified cost $2,343,997,363)			$2,160,407,687
	Corporate Bonds & Notes — 0.8%
	Principal Amount* (000's omitted)	Security	Value
	Building and Development — 0.5%
	Grohe Holding GMBH, Variable Rate
EUR	6,500	7.622%, 1/15/14	$9,234,363
			$9,234,363
	Electronics / Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
	2,300	5.463%, 10/15/13	$2,124,625
			$2,124,625

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
3,150	6.05%, 6/15/13	$3,031,875
		$3,031,875
Total Corporate Bonds & Notes (identified cost $13,856,125)		$14,390,863
Asset Backed Securities — 0.2%
Principal Amount (000's omitted)	Security	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A
$3,314	7.019%, 6/15/29(5)(8)	$3,314,114
Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	5.546%, 8/11/16(5)(8)	735,226
Total Asset Backed Securities (identified cost $4,314,113)		$4,049,340
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
133,410	Hayes Lemmerz International(6)	$400,230
		$400,230
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(3)(6)(7)	$0
		$0
Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(6)	$55,349
		$55,349
Investment Services — 0.0%
20,048	Safelite Realty Corp.(3)(6)(7)	$0
		$0
Total Common Stocks (identified cost $1,334,100)		$455,579

Preferred Stocks — 0.0%
Shares	Security	Value
1,242	Environmental Systems Products Holdings, Series A(3)(6)	$111,767
445	Hayes Lemmerz International(6)(7)	8,206
218	Key Plastics, LLC, Series A(3)(6)(7)	0
Total Preferred Stocks (identified cost $262,185)		$119,973
Warrants — 0.0%
Shares	Security	Value
4,437	Citation A14 Expires 4/06/12(3)(6)	$0
6,545	Citation B18 Expires 4/06/12(3)(6)	0
1,930	Gentek, Inc., Class B Expires 10/31/08(6)(7)	68,862
940	Gentek, Inc., Class C Expires 10/31/10(6)(7)	23,500
Total Warrants (identified cost $0)		$92,362
Short-Term Investments — 1.7%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	$30,354	$30,354,494
Total Short-Term Investments (identified cost $30,354,494)		$30,354,494
Total Investments — 121.3% (identified cost $2,394,118,380)		$2,209,870,298
Less Unfunded Loan Commitments — (2.1)%		$(38,784,777)
Net Investments — 119.2% (identified cost $2,355,333,603)		$2,171,085,521
Other Assets, Less Liabilities — (19.2)%		$(349,904,294)
Net Assets — 100.0%		$1,821,181,227

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(5)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $4,049,340 or 0.2% of the Portfolio's net assets.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $2,324,979,109)	$2,140,731,027
Affiliated investment, at value (identified cost, $30,354,494)	30,354,494
Cash	2,000,000
Foreign currency, at value (identified cost, $431,730)	430,555
Receivable for investments sold	32,645,414
Interest receivable	17,536,712
Interest receivable from affiliated investment	113,564
Receivable for open forward foreign currency contracts	1,160,890
Receivable for open swap contracts	205,886
Prepaid expenses	223,771
Total assets	$2,225,402,313
Liabilities
Notes payable	$400,000,000
Payable for investments purchased	1,808,750
Payable for open swap contracts	56,094
Payable to affiliate for investment adviser fee	789,093
Accrued expenses	1,567,149
Total liabilities	$404,221,086
Net Assets applicable to investors' interest in Portfolio	$1,821,181,227
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,003,566,819
Net unrealized depreciation (computed on the basis of identified cost)	(182,385,592)
Total	$1,821,181,227

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$91,399,801
Interest income allocated from affiliated investment	806,196
Expenses allocated from affiliated investment	(99,136)
Total investment income	$92,106,861
Expenses
Investment adviser fee	$5,609,182
Trustees' fees and expenses	12,720
Custodian fee	417,740
Legal and accounting services	299,532
Interest expense	10,356,370
Miscellaneous	128,072
Total expenses	$16,823,616
Deduct — Reduction of custodian fee	$6,262
Total expense reductions	$6,262
Net expenses	$16,817,354
Net investment income	$75,289,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(7,846,806)
Swap contracts	166,792
Foreign currency and forward foreign currency exchange contract transactions	(16,032,961)
Net realized (loss)	$(23,712,975)
Change in unrealized appreciation (depreciation) — Investments	$(153,424,138)
Swap contracts	(217,210)
Foreign currency and forward foreign currency exchange contracts	3,259,067
Net change in unrealized appreciation (depreciation)	$(150,382,281)
Net realized and unrealized (loss)	$(174,095,256)
Net decrease in net assets from operations	$(98,805,749)

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)	Year Ended November 30, 2006
From operations — Net investment income	$75,289,507	$166,214,896	$189,359,728
Net realized gain (loss) from investment transactions, swap contracts, and forward foreign currency exchange contract transactions	(23,712,975)	1,101,029	(12,277,527)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(150,382,281)	(67,085,539)	13,528,611
Net increase (decrease) in net assets from operations	$(98,805,749)	$100,230,386	$190,610,812
Capital transactions — Contributions	$1,792,021,050	$190,766,237	$195,494,844
Withdrawals	(2,206,402,919)	(602,426,148)	(794,697,437)
Net decrease in net assets from capital transactions	$(414,381,869)	$(411,659,911)	$(599,202,593)
Net decrease in net assets	$(513,187,618)	$(311,429,525)	$(408,591,781)
Net Assets
At beginning of period	$2,334,368,845	$2,645,798,370	$3,054,390,151
At end of period	$1,821,181,227	$2,334,368,845	$2,645,798,370

(1)  For the eleven months ended October 31, 2007.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

Cash Flows From Operating Activities	For the Six Months Ended April 30, 2008
Net decrease in net assets from operations	$(98,805,749)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(76,566,981)
Investments sold and principal repayments	462,294,585
Increase in short-term investments	(17,704,897)
Net amortization of premium (discount)	677,782
Decrease in interest receivable	4,600,505
Decrease in interest receivable from affiliated investment	42,627
Decrease in payable for investments purchased	(26,844,786)
Increase in receivable for investments sold	(13,019,197)
Decrease in receivable for open swap contracts	161,544
Increase in receivable for open forward foreign currency contracts	(1,160,450)
Decrease in prepaid expenses	91,046
Increase in payable for open swap contracts	55,667
Decrease in payable for open forward foreign currency contracts	(2,092,928)
Decrease in payable to affiliate for investment adviser fee	(223,268)
Decrease in payable to affiliate for Trustees' fees	(2,969)
Increase in unfunded loan commitments	1,263,348
Decrease in accrued expenses	(986,817)
Net change in unrealized (appreciation) depreciation on investments	153,424,138
Net realized (gain) loss on investments	7,846,806
Net cash provided by operating activities	$393,050,006
Cash Flows From Financing Activities
Increase in notes payable	$5,000,000
Proceeds from capital contributions	1,792,021,050
Payments for capital withdrawals	(2,206,402,919)
Net cash used in financing activities	$(409,381,869)
Net decrease in cash	$(16,331,863)
Cash at beginning of period	$18,762,418
Cash at end of period	$2,430,555

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Period Ended		Year Ended November 30,						Period Ended
	(Unaudited)		October 31, 2007(1)		2006	2005		2004		2003	November 30, 2002(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.64	%(4)	0.58	%(4)	0.51%	0.50%		0.50%		0.51%	0.47	%(4)
Interest expense	1.01	%(4)	0.70	%(4)	0.01%	0.00	%(5)	0.00	%(5)	0.01%	0.01	%(4)
Total expenses	1.65	%(4)	1.28	%(4)	0.52%	0.50%		0.51%		0.51%	0.48	%(4)
Net investment income	7.36	%(4)	7.18	%(4)	6.57%	5.00%		3.82%		4.14%	4.77	%(4)
Portfolio Turnover	3%		55%		51%	65%		87%		47%	42%
Total Return	(3.87	)%(6)	3.89	%(6)	6.88%	5.27%		6.15%		8.19%	0.85	%(6)
Net assets, end of period (000's omitted)	$1,821,181		$2,334,369		$2,645,798	$3,054,390		$3,340,152		$3,384,305	$4,084,930

(1)  For the eleven month period ended October 31, 2007.

(2)  For the eleven month period ended November 30, 2002.

(3)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)  Annualized.

(5)  Rounds to less than 0.01%.

(6)  Not annualized.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. Prior to March 15, 2008, the Portfolio was registered as a closed-end management investment company. The Portfolio's investment objective is to provide a high a level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, the Eaton Vance Floating-Rate Advantage Fund held a 95.1% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio's average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, and at reduced rates as average daily gross assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $5,701,277 of which $92,095 was allocated from Cash Management and $5,609,182 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.56% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's and BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of BMR.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $76,566,981 and $462,294,585, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,355,359,542
Gross unrealized appreciation	$15,413,763
Gross unrealized depreciation	(199,687,784)
Net unrealized depreciation	$(184,274,021)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0		$0
Safelite Realty Corp. 9/29/00 -	11/10/00	20,048	0		0
				$0		$0

Description	Date of Acquisition	Shares	Cost		Value
Preferred Stocks
Hayes Lemmerz International	6/04/03	445	$22,250		$8,206
Key Plastics, LLC, Series A	4/26/01	218	218,200		0
			$240,450		$8,206
Warrants
Gentek, Inc., Class B Expires 10/31/08	11/11/03	1,930	$0		$68,862
Gentek, Inc., Class C Expires 10/31/10	11/11/03	940	0		23,500
				$0	$92,362
Total Restricted Securities			$240,450		$100,568

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	British Pound Sterling 144,881,197	United States Dollar 226,158,099	$818,071
5/30/08	Euro 41,592,907	United States Dollar 82,565,248	342,819
			$1,160,890

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
	Avago
Lehman	Technologies,
Brothers, Inc.	Inc.	Sell	$4,000	2.40%	3/20/12	$27,245
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	3,000	2.15	9/21/09	43,494
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.20	3/20/10	17,857
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	2,000	3.25	6/20/10	117,290
	Syniverse
Lehman	Technologies
Brothers, Inc.	Corp.	Sell	2,000	1.85	3/20/11	(56,094)
Total						$149,792

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the "Agreement") with conduit lenders and a bank that allows it to borrow up to $800 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits' commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.325% (0.23% prior to February 14, 2008) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.175% (0.10% prior to February 14, 2008) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2008 totaled $588,881 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through January 2012, of which $400,000,000 remains outstanding at April 30, 2008. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio prior to January 2012 and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. For the six months ended April 30, 2008, the average borrowings under the Agreement and the average interest rate (annualized) were $418,406,593 and 4.39%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value,

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities." FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Senior Debt Portfolio (the "Portfolio"), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

In assessing the Fund's investment performance, the Board noted that the Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the "Predecessor Fund"), which like the Fund, invested in Senior Debt Portfolio prior to its reorganization into the Fund on March 14, 2008. The Board compared the Predecessor Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Predecessor Fund. The Board noted that the Predecessor Fund's performance relative to its peers was affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and total expense ratio of the Predecessor Fund for the one-year period ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. In assessing this information, the Board noted that the management fees applicable to the Fund and the Predecessor Fund are identical.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the total expense ratio anticipated with respect to the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Predecessor Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Predecessor Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Predecessor Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Advantage Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neill
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES CONT'D

Senior Debt Portfolio

Officers Scott H. Page President and Co-Portfolio Manager Craig P. Russ Vice President and Co-Portfolio Manager Barbara E. Campbell Treasurer Maureen A. Gemma Secretary	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank & Trust Co.

225 Franklin Street
Boston, MA 02110

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Advantage Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3232-6/08  FRASRC

Semiannual Report April 30, 2008

EATON VANCE
GOVERNMENT
OBLIGATIONS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Government Obligations Fund as of April 30, 2008

INVESTMENT UPDATE

Susan Schiff, CFA

Portfolio Manager

Economic and Market Conditions

•                       The six months ended April 30, 2008 were among the most volatile periods in decades for the mortgage-backed securities (MBS) market, as the growing credit crisis roiled the financial markets. The credit crunch, which began in 2007 as a result of problems associated with subprime lending, worsened in early 2008 amid declining home values and a weakening economy. As foreclosures surged among subprime borrowers, investors became increasingly risk-averse, even with respect to higher-quality, agency-backed MBS. Hurt by large write-offs, banks curtailed lending, resulting in less cash available for new loans. Like the rest of the fixed-income markets, the MBS market reflected the investor concerns.

•                       At mid-March 2008, the financial markets began to stablize, as the Federal Reserve (the Fed) initiated several unprecedented actions to inject liquidity into the credit markets and keep the financial markets functioning. Those moves included a series of dramatic interest rate cuts, the introduction of innovative lending facilities and the rescue of troubled Bear Stearns. In the wake of the Fed’s emergency actions, the MBS markets stabilized, although credit remained tight by historical standards. Five-year Treasury bond yields declined by around 100 basis points (1.00%) during the period. Seasoned MBS spreads widened around 100 basis points (1.00%). Prepayment rates for seasoned MBS remained in the mid teens.

Management Discussion

•                       The Fund currently invests in Government Obligations Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. During the six months ended April 30, 2008, the Portfolio’s investment emphasis remained on seasoned, fixed-rate agency MBS. While the Portfolio’s seasoned MBS felt the impact of the credit crunch, management believed that the underlying credit quality of this segment remained generally sound during the period. Typically, seasoned MBS were originated in the 1980s or 1990s. They also have generally lower loan-to-home value ratios, meaning that these homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. The Portfolio had no direct exposure to the subprime lending market or to non-agency MBS during the period.

•                       The Portfolio saw substantial inflows during the period, reflecting a flight to quality by investors to agency-backed MBS. Management increased its exposure to 10-and 15-year seasoned, fixed-rate MBS. In the view of management, that segment represented the most undervalued area of the market from a relative-value standpoint during the period.

•                       The Portfolio’s duration was 3.71 years at April 30, 2008, up from 3.41 years at October 31, 2007. Given the weaker economy following a significant widening of MBS spreads, management took advantage of the opportunity to extend duration. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

Eaton Vance Government Obligations Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	3.65%
Class B(1)	3.28%
Class C(1)	3.28%
Class R(1)	3.53%
Lehman Brothers Intermediate Government Bond Index(2)	5.53%
Lipper Short-Intermediate U.S. Government Funds Average(2)	3.15%

Please refer to page 2 for additional performance information.

(1)  These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at net asset value (NAV). (2) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Government Obligations Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C	Class R
Class Share Symbol	EVGOX	EMGOX	ECGOX	ERGOX

Average Annual Total Returns (at net asset value)
Six Months	3.65%	3.28%	3.28%	3.53%
One Year	6.42	5.63	5.49	6.01
Five Years	3.15	2.37	2.34	N.A.
Ten Years	4.73	3.95	3.90	N.A.
Life of Fund†	7.10	4.22	4.12	4.45

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.31%	-1.72%	2.28%	3.53%
One Year	1.33	0.63	4.49	6.01
Five Years	2.15	2.05	2.34	N.A.
Ten Years	4.23	3.95	3.90	N.A.
Life of Fund†	6.87	4.22	4.12	4.45

†                  Inception Dates – Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93; Class R: 8/12/05

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year Return for Class C reflects a 1% CDSC.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class R

Expense Ratio	1.22%	1.97%	1.97%	1.47%

(2)          From the Fund’s prospectus dated 3/1/08.

Portfolio Composition

Diversification By Sectors(3)

By total investments

(3)          As a percentage of the Portfolio’s total Investments as of 4/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Government Obligations Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Government Obligations Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,036.50	$5.92
Class B	$1,000.00	$1,032.80	$9.75
Class C	$1,000.00	$1,032.80	$9.75
Class R	$1,000.00	$1,035.30	$7.24
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.87
Class B	$1,000.00	$1,015.30	$9.67
Class C	$1,000.00	$1,015.30	$9.67
Class R	$1,000.00	$1,017.80	$7.17

* Expenses are equal to the Fund's annualized expense ratio of 1.17% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares and 1.43% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Government Obligations Portfolio, at value (identified cost, $639,337,181)	$642,990,072
Receivable for Fund shares sold	671,464
Total assets	$643,661,536
Liabilities
Payable for Fund shares redeemed	$2,546,658
Dividends payable	824,539
Payable to affiliate for distribution and service fees	328,622
Payable to affiliate for Trustees' fees	376
Accrued expenses	118,098
Total liabilities	$3,818,293
Net Assets	$639,843,243
Sources of Net Assets
Paid-in capital	$858,228,549
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(217,954,095)
Accumulated distributions in excess of net investment income	(4,084,102)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,652,891
Total	$639,843,243
Class A Shares
Net Assets	$326,446,968
Shares Outstanding	45,155,204
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.23
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.23)	$7.59
Class B Shares
Net Assets	$159,259,288
Shares Outstanding	22,028,214
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.23
Class C Shares
Net Assets	$153,552,927
Shares Outstanding	21,266,634
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.22
Class R Shares
Net Assets	$584,060
Shares Outstanding	81,085
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.20
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio	$15,746,927
Expenses allocated from Portfolio	(2,342,887)
Net investment income from Portfolio	$13,404,040
Expenses
Trustees' fees and expenses	$1,820
Distribution and service fees Class A	361,052
Class B	804,505
Class C	676,227
Class R	930
Transfer and dividend disbursing agent fees	238,955
Printing and postage	42,799
Registration fees	33,730
Custodian fee	23,815
Legal and accounting services	19,292
Miscellaneous	10,711
Total expenses	$2,213,836
Net investment income	$11,190,204
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Financial futures contracts	$3,635,997
Net realized gain	$3,635,997
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,389,265
Financial futures contracts	9,392
Net change in unrealized appreciation (depreciation)	$2,398,657
Net realized and unrealized gain	$6,034,654
Net increase in net assets from operations	$17,224,858

See notes to financial statements
4

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations —
Net investment income	$11,190,204	$20,666,810
Net realized gain from investment transactions and financial futures contracts	3,635,997	592,070
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,398,657	2,808,558
Net increase in net assets from operations	$17,224,858	$24,067,438
Distributions to shareholders — From net investment income Class A	$(7,642,052)	$(13,358,253)
Class B	(3,685,660)	(8,706,645)
Class C	(3,085,323)	(5,508,440)
Class R	(9,297)	(11,417)
Tax return of capital Class A	—	(63,516)
Class B	—	(47,861)
Class C	—	(30,301)
Class R	—	(57)
Total distributions to shareholders	$(14,422,332)	$(27,726,490)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$112,430,013	$54,748,746
Class B	19,452,266	9,336,024
Class C	57,331,805	23,087,184
Class R	426,639	138,431
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,933,537	7,984,409
Class B	2,140,362	4,862,045
Class C	1,784,627	2,865,786
Class R	7,473	11,459
Cost of shares redeemed Class A	(43,777,901)	(77,852,552)
Class B	(19,758,330)	(55,971,358)
Class C	(21,388,106)	(39,660,593)
Class R	(92,948)	(138,288)
Net asset value of shares exchanged Class A	6,249,619	10,603,172
Class B	(6,249,619)	(10,603,172)
Net increase (decrease) in net assets from Fund share transactions	$113,489,437	$(70,588,707)
Net increase (decrease) in net assets	$116,291,963	$(74,247,759)

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$523,551,280	$597,799,039
At end of period	$639,843,243	$523,551,280
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(4,084,102)	$(851,974)

See notes to financial statements
5

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		October 31, 2004(1)(2)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.160		$7.200	$7.340	$7.740		$8.050		$8.620	$8.580
Income (loss) from operations
Net investment income	$0.152		$0.300	$0.266	$0.212		$0.215		$0.159	$0.346
Net realized and unrealized gain (loss)	0.110		0.053	0.037	(0.090)		(0.065)		(0.177)	0.298
Total income (loss) from operations	$0.262		$0.353	$0.303	$0.122		$0.150		$(0.018)	$0.644
Less distributions
From net investment income	$(0.192)		$(0.391)	$(0.424)	$(0.519)		$(0.460)		$(0.548)	$(0.581)
Tax return of capital	—		(0.002)	(0.019)	(0.003)		—		(0.004)	(0.023)
Total distributions	$(0.192)		$(0.393)	$(0.443)	$(0.522)		$(0.460)		$(0.552)	$(0.604)
Net asset value — End of period	$7.230		$7.160	$7.200	$7.340		$7.740		$8.050	$8.620
Total Return(3)	3.65	%(8)	5.05%	4.28%	2.03	%(4)	1.91	%(8)	(0.35)%	7.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$326,447		$245,687	$251,751	$291,931		$354,083		$435,022	$474,595
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.17	%(7)	1.22%	1.20%	1.18%		1.13	%(7)	1.06%	1.11%
Net investment income	4.19	%(7)	4.19%	3.69%	2.82%		3.27	%(7)	1.90%	4.03%
Portfolio Turnover of the Portfolio	9%		23%	2%	30%		5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.31% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
6

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		October 31, 2004(1)(2)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.160		$7.200	$7.340	$7.740		$8.040		$8.610	$8.570
Income (loss) from operations
Net investment income	$0.126		$0.247	$0.213	$0.156		$0.166		$0.096	$0.282
Net realized and unrealized gain (loss)	0.109		0.053	0.035	(0.094)		(0.060)		(0.179)	0.297
Total income (loss) from operations	$0.235		$0.300	$0.248	$0.062		$0.106		$(0.083)	$0.579
Less distributions
From net investment income	$(0.165)		$(0.338)	$(0.369)	$(0.459)		$(0.406)		$(0.483)	$(0.512)
Tax return of capital	—		(0.002)	(0.019)	(0.003)		—		(0.004)	(0.027)
Total distributions	$(0.165)		$(0.340)	$(0.388)	$(0.462)		$(0.406)		$(0.487)	$(0.539)
Net asset value — End of period	$7.230		$7.160	$7.200	$7.340		$7.740		$8.040	$8.610
Total Return(3)	3.28	%(8)	4.27%	3.50%	1.15	%(4)	1.35	%(8)	(1.03)%	7.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$159,259		$162,159	$215,850	$291,079		$390,836		$555,947	$583,804
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.93	%(7)	1.97%	1.95%	1.93%		1.88	%(7)	1.81%	1.86%
Net investment income	3.47	%(7)	3.45%	2.95%	2.07%		2.52	%(7)	1.15%	3.29%
Portfolio Turnover of the Portfolio	9%		23%	2%	30%		5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.24% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		October 31, 2004(1)(2)		2003(1)	2002(1)
Net asset value — Beginning of period	$7.150		$7.190	$7.340	$7.730		$8.040		$8.610	$8.570
Income (loss) from operations
Net investment income	$0.125		$0.247	$0.157	$0.157		$0.166		$0.096	$0.282
Net realized and unrealized gain (loss)	0.110		0.053	(0.085)	(0.085)		(0.070)		(0.179)	0.297
Total income (loss) from operations	$0.235		$0.300	$0.238	$0.072		$0.096		$(0.083)	$0.579
Less distributions
From net investment income	$(0.165)		$(0.338)	$(0.369)	$(0.459)		$(0.406)		$(0.483)	$(0.512)
Tax return of capital	—		(0.002)	(0.019)	(0.003)		—		(0.004)	(0.027)
Total distributions	$(0.165)		$(0.340)	$(0.388)	$(0.462)		$(0.406)		$(0.487)	$(0.539)
Net asset value — End of period	$7.220		$7.150	$7.190	$7.340		$7.730		$8.040	$8.610
Total Return(3)	3.28	%(8)	4.27%	3.36%	1.16	%(4)	1.22	%(8)	(1.02)%	6.99%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$153,553		$115,460	$129,963	$182,214		$272,000		$436,960	$472,515
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.93	%(7)	1.97%	1.95%	1.93%		1.88	%(7)	1.81%	1.85%
Net investment income	3.45	%(7)	3.45%	2.95%	2.08%		2.52	%(7)	1.15%	3.29%
Portfolio Turnover of the Portfolio	9%		23%	2%	30%		5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.11% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Government Obligations Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2008		Year Ended October 31,		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	October 31, 2005(1)(2)
Net asset value — Beginning of period	$7.130		$7.170	$7.320	$7.430
Income (loss) from operations
Net investment income	$0.141		$0.280	$0.214	$0.083
Net realized and unrealized gain (loss)	0.111		0.054	0.060	(0.091)
Total income (loss) from operations	$0.252		$0.334	$0.274	$(0.008)
Less distributions
From net investment income	$(0.182)		$(0.372)	$(0.405)	$(0.099)
Tax return of capital	—		(0.002)	(0.019)	(0.003)
Total distributions	$(0.182)		$(0.374)	$(0.424)	$(0.102)
Net asset value — End of period	$7.200		$7.130	$7.170	$7.320
Total Return(3)	3.53	%(7)	4.79%	3.87%	(0.12	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$584		$245	$235	$2
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.43	%(6)	1.47%	1.45%	1.43	%(6)
Net investment income	3.89	%(6)	3.93%	3.01%	4.57	%(6)
Portfolio Turnover of the Portfolio	9%		23%	2%	30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, August 12, 2005, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Government Obligations Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (81.1% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $218,037,131 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2008 ($4,071,870), October 31, 2010 ($21,056,795), October 31, 2011 ($78,339,789), October 31, 2012 ($67,101,638), October 31, 2013 ($23,607,593), October 31, 2014 ($17,522,954) and October 31, 2015 ($6,336,492).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

10

Eaton Vance Government Obligations Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $16,811 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $27,934 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $361,052 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to

11

Eaton Vance Government Obligations Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $603,379 and $507,170 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,405,000 and $68,016,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $465, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $201,126, $169,057 and $465 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $9,800, $152,800 and $16,100 of CDSC paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $189,527,048 and $91,818,881, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	15,306,385	7,651,023
Issued to shareholders electing to receive payments of distributions in Fund shares	673,304	1,116,388
Redemptions	(5,999,136)	(10,890,007)
Exchange from Class B shares	854,767	1,482,111
Net increase (decrease)	10,835,320	(640,485)

12

Eaton Vance Government Obligations Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,646,974	1,303,176
Issued to shareholders electing to receive payments of distributions in Fund shares	292,098	679,386
Redemptions	(2,705,788)	(7,822,903)
Exchange to Class A shares	(853,858)	(1,480,529)
Net decrease	(620,574)	(7,320,870)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	7,810,415	3,229,148
Issued to shareholders electing to receive payments of distributions in Fund shares	243,907	400,982
Redemptions	(2,934,665)	(5,550,095)
Net increase (decrease)	5,119,657	(1,919,965)
Class R	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	58,358	19,376
Issued to shareholders electing to receive payments of distributions in Fund shares	1,025	1,608
Redemptions	(12,628)	(19,350)
Net increase	46,755	1,634

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

13

Government Obligations Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 101.8%
Mortgage Pass-Throughs — 90.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with maturity at 2014	$3,157	$3,181,256
5.50%, with various maturities to 2017	14,894	15,173,756
6.00%, with various maturities to 2026	16,036	16,538,524
6.50%, with various maturities to 2028	30,733	32,096,505
6.87%, with maturity at 2024	330	345,213
7.00%, with various maturities to 2026	32,224	33,879,784
7.09%, with maturity at 2023	1,304	1,385,531
7.25%, with maturity at 2022	2,071	2,215,999
7.31%, with maturity at 2027	571	614,520
7.50%, with various maturities to 2029	23,536	25,155,457
7.63%, with maturity at 2019	868	937,193
7.75%, with various maturities to 2018	55	59,070
7.78%, with maturity at 2022	282	305,856
7.85%, with maturity at 2020	707	768,194
8.00%, with various maturities to 2028	22,259	24,149,671
8.13%, with maturity at 2019	1,347	1,474,796
8.15%, with maturity at 2021	458	501,500
8.25%, with various maturities to 2017	213	232,243
8.50%, with various maturities to 2027	10,003	10,985,224
8.75%, with various maturities to 2016	33	35,227
9.00%, with various maturities to 2027	15,300	16,902,736
9.25%, with various maturities to 2017	379	405,209
9.50%, with various maturities to 2026	4,467	4,993,722
9.75%, with various maturities to 2018	48	49,499
11.00%, with maturity at 2015	45	50,537
13.50%, with maturity at 2010	8	9,024
15.00%, with maturity at 2011	1	603
		$192,446,849
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1	$971
4.00%, with maturity at 2014	1,160	1,145,933
4.50%, with various maturities to 2018	88,754	88,576,172
4.81%, with maturity at 2026(1)	1,981	1,976,726
4.83%, with maturity at 2022(1)	3,371	3,362,667
4.955%, with maturity at 2022(1)	2,864	2,857,542
5.00%, with various maturities to 2027	7,362	7,403,977
5.123%, with maturity at 2036(1)	3,197	3,190,903
5.137%, with maturity at 2035(1)	2,946	2,939,841
5.22%, with various maturities to 2035(1)	46,154	45,966,229
5.226%, with maturity at 2036(1)	1,234	1,233,747
5.322%, with maturity at 2033(1)	6,363	6,347,912
5.50%, with various maturities to 2030	47,053	47,772,106
6.00%, with various maturities to 2031	23,891	24,590,389
6.50%, with various maturities to 2029	83,045	86,754,102
6.518%, with maturity at 2025(2)	534	558,572

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
7.00%, with various maturities to 2031	$41,478	$43,842,986
7.25%, with various maturities to 2023	83	86,354
7.50%, with various maturities to 2029	15,919	16,973,478
7.861%, with maturity at 2030(2)	62	66,921
7.875%, with maturity at 2021	1,298	1,407,372
8.00%, with various maturities to 2027	19,642	21,288,248
8.25%, with various maturities to 2025	579	636,528
8.33%, with maturity at 2020	1,361	1,497,243
8.50%, with various maturities to 2027	7,364	8,087,010
8.679%, with maturity at 2021(2)	187	200,927
8.75%, with various maturities to 2016	113	115,254
8.992%, with maturity at 2010(2)	45	45,943
9.00%, with various maturities to 2030	2,549	2,798,391
9.125%, with maturity at 2011	41	42,242
9.25%, with various maturities to 2016	47	48,089
9.50%, with various maturities to 2030	4,785	5,321,361
9.75%, with maturity at 2019	52	59,707
9.956%, with maturity at 2021(2)	120	137,299
10.00%, with maturity at 2012	29	30,603
10.00%, with maturity at 2025(2)	99	111,998
10.066%, with maturity at 2021(2)	118	134,493
10.22%, with maturity at 2023(2)	197	224,420
10.248%, with maturity at 2021(2)	208	236,779
10.301%, with maturity at 2020(2)	165	183,515
10.752%, with maturity at 2025(2)	94	105,962
11.00%, with maturity at 2010	5	5,316
11.391%, with maturity at 2019(2)	180	202,358
11.50%, with maturity at 2012	57	62,033
11.643%, with maturity at 2018(2)	268	302,039
11.737%, with maturity at 2025(2)	75	85,808
12.414%, with maturity at 2021(2)	106	119,628
12.668%, with maturity at 2015(2)	214	247,167
13.00%, with maturity at 2010	24	24,724
		$429,409,985
Government National Mortgage Assn.:
5.125%, with various maturities to 2027(1)	$1,022	$1,038,133
6.50%, with maturity at 2024	108	112,848
7.00%, with various maturities to 2025	33,273	35,397,032
7.25%, with maturity at 2022	125	134,058
7.50%, with various maturities to 2025	11,333	12,146,134
8.00%, with various maturities to 2027	20,818	22,729,007
8.25%, with maturity at 2019	229	251,316
8.30%, with maturity at 2020	64	69,129
8.50%, with various maturities to 2018	3,506	3,836,514
9.00%, with various maturities to 2027	11,271	12,781,768
9.50%, with various maturities to 2026	8,346	9,482,728
		$97,978,667
Total Mortgage Pass-Throughs (identified cost $716,099,544)		$719,835,501

See notes to financial statements
14

Government Obligations Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Collateralized Mortgage Obligations — 10.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50% 4/25/24	$439	$457,689
Series 1822, Class Z, 6.90%, 3/15/26	2,853	2,947,413
Series 1896, Class Z, 6.00% 9/15/26	1,460	1,485,543
Series 2075, Class PH, 6.50% 8/15/28	766	789,445
Series 2091, Class ZC, 6.00% 11/15/28	3,206	3,221,183
Series 2102, Class Z, 6.00% 12/15/28	876	893,057
Series 2115, Class K, 6.00% 1/15/29	4,352	4,424,345
Series 2142, Class Z, 6.50% 4/15/29	1,602	1,652,404
Series 2245, Class A, 8.00% 8/15/27	15,867	17,053,652
		$32,924,731
Federal National Mortgage Assn.:
Series G-8, Class E, 9.00%, 4/25/21	$599	$657,674
Series G92-44, Class ZQ, 8.00%, 7/25/22	739	795,202
Series G93-36, Class ZQ, 6.50%, 12/25/23	22,633	23,589,992
Series 1993-16, Class Z, 7.50%, 2/25/23	852	907,887
Series 1993-39, Class Z, 7.50%, 4/25/23	2,076	2,199,049
Series 1993-149, Class M, 7.00%, 8/25/23	1,083	1,135,387
Series 1993-250, Class Z, 7.00%, 12/25/23	630	658,039
Series 1994-42, Class K, 6.50%, 4/25/24	9,546	9,884,816
Series 1994-82, Class Z, 8.00%, 5/25/24	3,591	3,877,129
Series 1997-81, Class PD, 6.35%, 12/18/27	1,298	1,335,941
Series 2000-49, Class A, 8.00%, 3/18/27	1,737	1,882,494
Series 2002-1, Class G, 7.00%, 7/25/23	1,409	1,477,188
		$48,400,798
Government National Mortgage Assn.:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$1,094	$1,129,142
Total Collateralized Mortgage Obligations (identified cost $81,931,677)		$82,454,671

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 3.06%, with maturity at 2018(3)(4)	$5,500	$5,490,016
Total Commercial Mortgage-Backed Securities (identified cost $5,523,359)		$5,490,016
Total Mortgage-Backed Securities (identified cost $803,554,580)		$807,780,188
U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$7,777,974
Total U.S. Treasury Obligations (identified cost $6,239,560)		$7,777,974
Total Investments — 102.8% (identified cost $809,794,140)		$815,558,162
Other Assets, Less Liabilities — (2.8)%		$(22,306,216)
Net Assets — 100.0%		$793,251,946

(1)  Adjustable rate mortgage.

(2)  Weighted average fixed-rate coupon that changes/updates monthly.

(3)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2008.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $5,490,016 or 0.7% of the Portfolio's net assets.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements
15

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at value (identified cost, $809,794,140)	$815,558,162
Receivable for investments sold	214,357
Interest receivable	4,370,152
Interest receivable from affiliated investment	15,959
Receivable for daily variation margin on open financial futures contracts	493,355
Total assets	$820,651,985
Liabilities
Demand note payable	$26,800,000
Payable to affiliate for investment adviser fee	481,393
Due to custodian	29,996
Accrued expenses	88,650
Total liabilities	$27,400,039
Net Assets applicable to investors' interest in Portfolio	$793,251,946
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$786,555,687
Net unrealized appreciation (computed on the basis of identified cost)	6,696,259
Total	$793,251,946

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$19,455,677
Interest income allocated from affiliated investment	514,117
Expenses allocated from affiliated investment	(63,207)
Total investment income	$19,906,587
Expenses
Investment adviser fee	$2,670,986
Trustees' fees and expenses	9,055
Custodian fee	147,819
Legal and accounting services	40,122
Interest expense	33,412
Miscellaneous	4,827
Total expenses	$2,906,221
Deduct — Reduction of custodian fee	$14
Total expense reductions	$14
Net expenses	$2,906,207
Net investment income	$17,000,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Financial futures contracts	$4,791,737
Net realized gain	$4,791,737
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,104,451
Financial futures contracts	1,804
Net change in unrealized appreciation (depreciation)	$4,106,255
Net realized and unrealized gain	$8,897,992
Net increase in net assets from operations	$25,898,372

See notes to financial statements
16

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$17,000,380	$32,087,648
Net realized gain from investment transactions and financial futures contracts	4,791,737	780,030
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,106,255	3,844,239
Net increase in net assets from operations	$25,898,372	$36,711,917
Capital transactions — Contributions	$205,778,466	$136,530,716
Withdrawals	(126,171,843)	(213,299,802)
Net increase (decrease) in net assets from capital transactions	$79,606,623	$(76,769,086)
Net increase (decrease) in net assets	$105,504,995	$(40,057,169)
Net Assets
At beginning of period	$687,746,951	$727,804,120
At end of period	$793,251,946	$687,746,951

See notes to financial statements
17

Government Obligations Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2008		Year Ended October 31,			Period Ended		Year Ended December 31,
	(Unaudited)		2007	2006	2005	October 31, 2004(1)		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.78	%(3)	0.80%	0.79%	0.77%	0.75	%(3)	0.70%	0.75%
Net investment income	4.56	%(3)	4.60%	4.09%	3.21%	3.63	%(3)	2.26%	4.41%
Portfolio Turnover	9%		23%	2%	30%	5%		67%	41%
Total Return	3.85	%(4)	5.49%	4.71%	2.46%	2.23	%(4)	0.01%	8.24%
Net assets, end of period (000's omitted)	$793,252		$687,747	$727,804	$866,273	$1,060,801		$1,521,288	$1,572,812

(1)  For the ten-month period ended October 31, 2004.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
18

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Government Obligations Fund and Eaton Vance Diversified Income Fund held an interest of 81.1% and 16.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Investments for which market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio.

19

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% annually of average daily net assets of $2.5 billion or more, and is payable monthy. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,729,422 of which $58,436 was allocated from Cash Management and $2,670,986 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.73% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of U.S. Government and agency obligations, other than short-term obligations and

20

Government Obligations Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

including maturities and paydowns, aggregated $191,096,960 and $65,196,251, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$818,528,535
Gross unrealized appreciation	$5,129,665
Gross unrealized depreciation	(8,100,038)
Net unrealized depreciation	$(2,970,373)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Appreciation (Depreciation)
06/08	300 5 year U.S. Treasury Note	Long	$33,751,050	$33,595,314	$(155,736)
06/08	925 10 year U.S. Treasury Note	Long	106,038,590	107,126,563	1,087,973
					$932,237

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $26,800,000. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $2,109,341 and 3.19%, respectively.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At April 30, 2008, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $29,996.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

21

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

24

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

25

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES CONT'D

Government Obligations Portfolio

Officers Mark S. Venezia President Christine M. Johnston Vice President Susan Schiff Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

26

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/08  GOSRC

Semiannual Report April 30, 2008

EATON VANCE
HIGH
INCOME
OPPORTUNITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Income Opportunities Fund as of April 30, 2008

INVESTMENT UPDATE

Economic and Market Conditions

Michael W. Weilheimer, CFA
Co-Portfolio Manager

Thomas J. Huggins, CFA
Co-Portfolio Manager

•        The high-yield bond market posted negative returns during the six months ended April 30, 2008, pulled lower by the continuing effects of the subprime crisis, declining home values and a weakening economy. The market was further pressured by a large inventory of unsold bonds issued to finance pending mergers and by a growing risk-aversion among fixed-income investors. Having reached historical lows of 250 basis points (2.50%) in May 2007, high-yield spreads widened dramatically to around 600 basis points by year-end 2007. In early 2008, market sentiment deteriorated further. Despite a series of aggressive interest rate cuts by the Federal Reserve, the poor climate for high-yield bonds reduced the availability of financing for many borrowers. Spreads widened to around 850 basis points (8.50%) by early March 2008.

•        At mid-March 2008, the market began to rally. The Federal Reserve’s injection of liquidity into the credit markets relieved investors’ concerns in the wake of the failure of Bear Stearns and gave rise to hopes that the worst of the credit crisis might have passed. Bond issuance in April 2008 was the highest since November 2007, and the backlog of unsold bonds for leveraged buyouts was significantly reduced by purchases by private equity funds, hedge funds and sovereign wealth funds. The market rally continued through April, posting one of the strongest one-month rallies in high-yield history.

•        The Fund changed its name from Eaton Vance High Income Fund to Eaton Vance High Income Opportunities Fund effective March 1, 2008.

Management Discussion

•        The Fund currently invests in High Income Opportunities Portfolio (formerly, High Income Portfolio) (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. As spreads widened during the period, the Portfolio gradually adopted a normal risk profile, as wide spreads compensated investors for additional risk. This was a departure from the Portfolio’s more defensive position amid the historically tight spreads of mid-2007. The Portfolio emphasized companies whose earnings could, in management’s view, help them weather an economic downturn. Management extended duration somewhat, reducing its holdings in short maturity securities and floating-rate loans. From a quality standpoint, the Portfolio selectively added more B-rated bonds that, in management’s view, could potentially benefit from tighter spreads in a more prolonged market rally. As the Bear Stearns rescue ignited a rally in mid-March 2008, some of the Portfolio’s lower quality bonds started to gain some traction.

•        The Fund lagged its benchmark during the period. The primary reason was the underperformance of the Portfolio’s B-rated bonds in the first four months of the period. The gaming sector was a modest drag on performance, as investors feared the consequences of a pullback in leisure and travel expenditures. Emerging telecom bonds also struggled, as companies found it difficult to gain a competitive foothold in a slow economy.

•        Energy and paper bonds were among the Portfolio’s better performers. Exploration and production companies benefited from the continuing surge in oil prices during the period. Selected retail bonds fared

Eaton Vance High income Opportunities Fund(1)

Total Return performance 10/31/07 – 4/30/08

Class A(1)	-2.56%
Class B(1)	-2.97%
Class C(1)	-2.78%
Merrill Lynch U.S. High Yield Master II Index(2)	-0.77%
Merrill Lynch U.S. High Yield Master II Constrained Index(2)	-0.74%
Lipper High Current Yield Funds Average(2)	-2.01%

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

well later in the period. Unlike many “big box” retailers that have been negatively impacted by a weak economy, some specialty retailers have enjoyed relatively stable earnings. Performance during the period was also helped by an underweighting – and short maturities – in the troubled auto sector.

Portfolio Composition

Portfolio Credit Quality Ratings(3)

By total investments

(3) As a percentage of the Portfolio’s total investments as of 4/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FUND PERFORMANCE

Fund Performance(1)

	Class A	Class B	Class C
Class Share Symbol	ETHIX	EVHIX	ECHIX
Average Annual Total Returns (at net asset value)
Six Months	-2.56%	-2.97%	-2.78%
One Year	-2.91	-3.53	-3.53
Five Years	N.A.	8.16	8.12
Ten Years	N.A.	3.86	3.85
Life of Fund†	6.15	7.07	5.99

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-7.26%	-7.64%	-3.72%
One Year	-7.57	-8.01	-4.42
Five Years	N.A.	7.86	8.12
Ten Years	N.A.	3.86	3.85
Life of Fund†	4.92	7.07	5.99

†Inception Dates – Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94

(1)

Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Expense Ratio	1.04%	1.78%	1.79%

(2) Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Income Opportunities Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$974.40	$5.25
Class B	$1,000.00	$970.30	$8.96
Class C	$1,000.00	$972.20	$8.92
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.37
Class B	$1,000.00	$1,015.80	$9.17
Class C	$1,000.00	$1,015.80	$9.12

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.83% for Class B shares and 1.82% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in High Income Opportunities Portfolio, at value (identified cost, $573,197,621)	$540,291,013
Receivable for Fund shares sold	631,940
Total assets	$540,922,953
Liabilities
Dividends payable	$1,975,467
Payable for Fund shares redeemed	1,067,007
Payable to affiliate for distribution and service fees	297,429
Payable to affiliate for Trustees' fees	376
Accrued expenses	133,943
Total liabilities	$3,474,222
Net Assets	$537,448,731
Sources of Net Assets
Paid-in capital	$959,161,833
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(388,597,263)
Accumulated distributions in excess of net investment income	(209,231)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(32,906,608)
Total	$537,448,731
Class A Shares
Net Assets	$226,701,700
Shares Outstanding	47,303,837
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.79
Maximum Offering Price Per Share (100 ÷ 95.25 of $4.79)	$5.03
Class B Shares
Net Assets	$170,775,197
Shares Outstanding	35,700,589
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$4.78
Class C Shares
Net Assets	$139,971,834
Shares Outstanding	29,268,136
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$4.78
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income allocated from Portfolio	$27,581,902
Dividends allocated from Portfolio	209,119
Expenses allocated from Portfolio	(1,947,510)
Net investment income from Portfolio	$25,843,511
Expenses
Trustees' fees and expenses	$1,820
Distribution and service fees Class A	291,994
Class B	943,863
Class C	723,123
Transfer and dividend disbursing agent fees	268,496
Registration fees	42,300
Printing and postage	36,400
Custodian fee	16,380
Legal and accounting services	14,014
Miscellaneous	6,369
Total expenses	$2,344,759
Net investment income	$23,498,752
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(17,498,932)
Swap contracts	2,543,752
Foreign currency and forward foreign currency exchange contract transactions	129,769
Net realized loss	$(14,825,411)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(24,827,159)
Swap contracts	(2,708,891)
Foreign currency and forward foreign currency exchange contracts	(26,755)
Net change in unrealized appreciation (depreciation)	$(27,562,805)
Net realized and unrealized loss	$(42,388,216)
Net decrease in net assets from operations	$(18,889,464)

See notes to financial statements
5

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$23,498,752	$51,757,931
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contracts transactions	(14,825,411)	17,890,050
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(27,562,805)	(33,668,896)
Net increase (decrease) in net assets from operations	$(18,889,464)	$35,979,085
Distributions to shareholders — From net investment income Class A	$(10,056,728)	$(19,407,696)
Class B	(7,319,280)	(19,246,612)
Class C	(5,614,984)	(12,304,402)
Total distributions to shareholders	$(22,990,992)	$(50,958,710)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,499,921	$104,586,233
Class B	3,894,774	13,804,283
Class C	8,312,687	28,850,891
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,665,147	8,052,036
Class B	3,141,651	8,006,586
Class C	2,251,858	4,923,939
Cost of shares redeemed Class A	(47,073,841)	(83,529,390)
Class B	(26,179,496)	(68,934,760)
Class C	(22,281,847)	(40,223,946)
Net asset value of shares exchanged Class A	17,131,841	32,628,687
Class B	(17,131,841)	(32,628,687)
Redemption fees	1,702	10,279
Net decrease in net assets from Fund share transactions	$(58,767,444)	$(24,453,849)
Net decrease in net assets	$(100,647,900)	$(39,433,474)

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$638,096,631	$677,530,105
At end of period	$537,448,731	$638,096,631
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(209,231)	$(716,991)

See notes to financial statements
6

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)
Net asset value — Beginning of period	$5.130		$5.230	$5.100	$5.210	$5.230
Income (loss) from operations
Net investment income	$0.209		$0.418	$0.401	$0.402	$0.262
Net realized and unrealized gain (loss)	(0.343)		(0.105)	0.142	(0.095)	(0.001)
Total income (loss) from operations	$(0.134)		$0.313	$0.543	$0.307	$0.261
Less distributions
From net investment income	$(0.206)		$(0.413)	$(0.413)	$(0.417)	$(0.281)
Total distributions	$(0.206)		$(0.413)	$(0.413)	$(0.417)	$(0.281)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000	(3)
Net asset value — End of period	$4.790		$5.130	$5.230	$5.100	$5.210
Total Return(4)	(2.56	)%(8)	6.11%	11.04%	6.01%	5.20	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$226,702		$254,508	$199,812	$165,125	$150,042
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.07	%(7)	1.04%	0.97%	0.97%	0.96	%(7)
Net investment income	8.75	%(7)	7.98%	7.77%	7.70%	7.98	%(7)
Portfolio Turnover of the Portfolio	23%		81%	62%	62%	80%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class A shares, March 11, 2004, to October 31, 2004.

(3)  Amount represents less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003
Net asset value — Beginning of period	$5.120		$5.220	$5.080	$5.200		$5.050	$4.150
Income (loss) from operations
Net investment income	$0.191		$0.379	$0.363	$0.363		$0.392	$0.416
Net realized and unrealized gain (loss)	(0.346)		(0.107)	0.149	(0.106)		0.169	0.904
Total income (loss) from operations	$(0.155)		$0.272	$0.512	$0.257		$0.561	$1.320
Less distributions
From net investment income	$(0.185)		$(0.372)	$(0.372)	$(0.377)		$(0.411)	$(0.420)
Total distributions	$(0.185)		$(0.372)	$(0.372)	$(0.377)		$(0.411)	$(0.420)
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000	(2)	$0.000 (2)	$—
Net asset value — End of period	$4.780		$5.120	$5.220	$5.080		$5.200	$5.050
Total Return(3)	(2.97	)%(8)	5.30%	10.41%	5.34	%(4)	11.55%	33.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$170,775		$221,436	$305,519	$370,036		$474,861	$662,381
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.83	%(7)	1.78%	1.72%	1.72%		1.71%	1.80%
Net investment income	7.97	%(7)	7.23%	7.05%	6.95%		7.60%	8.96%
Portfolio Turnover of the Portfolio	23%		81%	62%	62%		80%	122%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Amount represents less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.33% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance High Income Opportunities Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003
Net asset value — Beginning of period	$5.110		$5.220	$5.080	$5.200		$5.050	$4.150
Income (loss) from operations
Net investment income	$0.191		$0.378	$0.363	$0.363		$0.389	$0.417
Net realized and unrealized gain (loss)	(0.336)		(0.116)	0.149	(0.107)		0.171	0.903
Total income (loss) from operations	$(0.145)		$0.262	$0.512	$0.256		$0.560	$1.320
Less distributions
From net investment income	$(0.185)		$(0.372)	$(0.372)	$(0.376)		$(0.410)	$(0.420)
Total distributions	$(0.185)		$(0.372)	$(0.372)	$(0.376)		$(0.410)	$(0.420)
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000	(2)	$0.000 (2)	$—
Net asset value — End of period	$4.780		$5.110	$5.220	$5.080		$5.200	$5.050
Total Return(3)	(2.78	)%(8)	5.09%	10.41%	5.32	%(4)	11.38%	33.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$139,972		$162,153	$172,200	$188,454		$239,308	$281,103
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.82	%(7)	1.79%	1.72%	1.72%		1.71%	1.80%
Net investment income	7.98	%(7)	7.22%	7.05%	6.96%		7.56%	8.93%
Portfolio Turnover of the Portfolio	23%		81%	62%	62%		80%	122%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Amount represents less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance High Income Opportunities Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (formerly, Eaton Vance High Income Fund) (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (formerly High Income Portfolio) (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (74.4% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $370,656,452 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($227,375,994) and October 31, 2010 ($143,280,458).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances,

10

Eaton Vance High Income Opportunities Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $16,982 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $8,948 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $291,994 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C

11

Eaton Vance High Income Opportunities Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $707,897 and $542,342 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $22,339,000 and $45,160,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $235,966 and $180,781 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $25,000, $151,000 and $15,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $26,925,350 and $111,955,204, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	3,017,976	19,787,228
Issued to shareholders electing to receive payments of distributions in Fund shares	971,668	1,539,130
Redemptions	(9,896,060)	(16,113,233)
Exchange from Class B shares	3,576,185	6,230,723
Net increase (decrease)	(2,330,231)	11,443,848
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	816,767	2,627,637
Issued to shareholders electing to receive payments of distributions in Fund shares	655,215	1,530,122
Redemptions	(5,478,610)	(13,168,211)
Exchange to Class A shares	(3,579,821)	(6,242,616)
Net decrease	(7,586,449)	(15,253,068)

12

Eaton Vance High Income Opportunities Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	1,734,275	5,490,216
Issued to shareholders electing to receive payments of distributions in Fund shares	470,040	941,950
Redemptions	(4,642,919)	(7,727,036)
Net decrease	(2,438,604)	(1,294,870)

For the six months ended April 30, 2008 and year ended October 31, 2007, the Fund received $1,702 and $10,279, respectively, in redemption fees.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

9  Name Change

Effective March 1, 2008, the name of Eaton Vance High Income Opportunities Fund was changed from Eaton Vance High Income Fund.

13

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 13.4%(1)
Security	Principal Amount	Value
Automotive & Auto Parts — 0.2%
EPD Holdings, (Goodyear Engineering Products), Term Loan, 8.65%, Maturing 7/13/15	$2,560,000	$1,638,400
		$1,638,400
Broadcasting — 1.0%
HIT Entertainment, Inc., Term Loan, 8.60%, Maturing 2/5/13	$9,180,000	$7,573,500
		$7,573,500
Building Materials — 0.8%
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	$6,680,362	$5,757,042
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	208,963	180,081
		$5,937,123
Capital Goods — 0.4%
Dresser, Inc., Term Loan, 5.31%, Maturing 5/4/14	$2,131,190	$2,060,151
Dresser, Inc., Term Loan, 8.82%, Maturing 5/4/15	1,080,000	1,001,700
		$3,061,851
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 5.16%, Maturing 5/25/13	$1,534,500	$1,311,997
		$1,311,997
Energy — 0.9%
SandRidge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,279,000
		$6,279,000
Gaming — 1.2%
BLB Worldwide Holdings, Term Loan, 7.12%, Maturing 6/30/12	$5,410,000	$2,164,000
Cannery Casino Resorts, LLC, Term Loan, 7.32%, Maturing 5/18/14	1,580,000	1,453,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,964,989	4,915,339
		$8,532,939

Security	Principal Amount	Value
Healthcare — 0.2%
Advanced Medical Optics, Inc., Term Loan, 5.44%, Maturing 4/2/14	$1,386,000	$1,288,980
		$1,288,980
Homebuilders / Real Estate — 0.8%
Realogy Corp., Term Loan, 2.65%, Maturing 9/1/14	$1,458,975	$1,252,211
Realogy Corp., Term Loan, 5.72%, Maturing 9/1/14	5,419,050	4,651,068
		$5,903,279
Publishing / Printing — 1.8%
Laureate Education, Inc., Term Loan, 9.86%, Maturing 5/22/08	$3,930,000	$3,635,250
Laureate Education, Inc., Term Loan, 10.00%, Maturing 8/22/15	5,450,000	4,796,000
Laureate Education, Inc., Term Loan, 10.25%, Maturing 8/22/15	5,310,000	4,885,200
		$13,316,450
Services — 1.5%
Adesa, Inc., Term Loan, 4.95%, Maturing 10/18/13	$5,379,350	$5,113,745
Catalina Marketing Corp., Term Loan, 8.19%, Maturing 10/1/08	2,965,000	2,798,219
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	1,310,000	974,859
Rental Service Corp., Term Loan, 6.23%, Maturing 11/30/13	1,854,309	1,619,043
		$10,505,866
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 4.95%, Maturing 9/16/13	$1,840,353	$1,636,764
		$1,636,764
Telecommunications — 3.9%
Intelsat Bermuda, Ltd., Term Loan, Maturing 1/15/13(2)	$4,020,000	$3,718,500
Intelsat Bermuda, Ltd., Term Loan, Maturing 6/15/16(2)	4,320,000	4,060,800
Intelsat Bermuda, Ltd., Term Loan, 5.20%, Maturing 2/1/14	2,500,000	2,498,125
Level 3 Communications, Inc., Term Loan, 4.96%, Maturing 3/13/14	3,710,000	3,444,735
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	9,090,000	8,680,950
Telesat Canada, Term Loan, 10.50%, Maturing 10/31/08	6,060,000	5,787,300
		$28,190,410

See notes to financial statements
14

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount	Value
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14(2)	$2,200,000	$2,110,625
		$2,110,625
Total Senior Floating-Rate Interests (identified cost $108,399,259)		$97,287,184
Corporate Bonds & Notes — 78.5%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.5%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,042,031
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,570	1,664,200
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	685	654,175
		$3,360,406
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,123	$1,027,307
		$1,027,307
Automotive & Auto Parts — 3.4%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$2,245	$2,216,937
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,945,175
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,458,000
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,060,875
Ford Motor Credit Co., 7.375%, 10/28/09	805	775,179
Ford Motor Credit Co., 7.875%, 6/15/10	5,400	5,142,334
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	910	889,951
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	995	890,489
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	183,972
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	3,040	3,126,515
General Motors Acceptance Corp., 7.25%, 3/2/11	1,120	950,675
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,296,022
General Motors Acceptance Corp., Variable Rate, 4.315%, 5/15/09	955	871,515
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,657,475
		$24,465,114

Security	Principal Amount (000's omitted)	Value
Broadcasting — 0.2%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$1,675	$1,809,000
		$1,809,000
Building Materials — 1.1%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$771,075
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,520,012
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	1,955	1,441,812
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,210,150
		$7,943,049
Cable / Satellite TV — 2.1%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$5,240	$4,847,000
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(3)	2,340	2,486,250
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,202,925
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	2,570	2,377,250
National Cable PLC, 8.75%, 4/15/14	455	442,487
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,765	1,712,050
		$15,067,962
Capital Goods — 1.5%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,466,100
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,429,250
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,720,000
ESCO Corp., Sr. Notes, Variable Rate, 6.675%, 12/15/13(3)	1,720	1,573,800
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,115,525
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,804,550
		$11,109,225
Chemicals — 1.5%
CII Carbon, LLC, 11.125%, 11/15/15(3)	$1,200	$1,158,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	2,785	2,269,775
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	2,325	2,022,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	5,520	5,547,600
		$10,998,125

See notes to financial statements
15

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$5,191,550
		$5,191,550
Containers — 1.3%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,315,300
Pliant Corp. (PIK), 11.85%, 6/15/09	6,078	5,836,550
		$9,151,850
Diversified Financial Services — 1.1%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,480,875
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,668,950
Nuveen Investments, Inc., 5.00%, 9/15/10	515	454,487
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	3,210	3,105,675
		$7,709,987
Diversified Media — 2.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,141,875
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,455,762
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,249,400
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,074,325
Nielsen Finance, LLC, 10.00%, 8/1/14(3)	4,560	4,765,200
Nielsen Finance, LLC, (0.00% until 2011), 12.50%, 8/1/16	1,795	1,301,375
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	843,350
		$14,831,287
Energy — 9.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$4,995	$4,845,150
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,402,500
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,241,900
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,525,912
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,167,263
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,823,250
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15(3)	2,975	2,989,875
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,958,087
OPTI Canada, Inc., 8.25%, 12/15/14	2,135	2,215,062
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,775,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18(3)	1,570	1,648,500
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	189,000

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	$4,055	$3,791,425
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,925,450
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,432,775
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	6,330	6,029,325
SESI, LLC, 6.875%, 6/1/14	700	689,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	5,274,750
United Refining Co., Sr. Notes, 10.50%, 8/15/12	10,420	10,211,600
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,143,900
		$67,280,224
Entertainment / Film — 0.9%
AMC Entertainment, Inc., 11.00%, 2/1/16	$6,370	$6,370,000
		$6,370,000
Environmental — 0.7%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,309,150
		$5,309,150
Food & Drug Retail — 0.3%
Rite Aid Corp., 7.50%, 3/1/17	$2,115	$1,972,237
		$1,972,237
Food / Beverage / Tobacco — 2.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,585	$6,091,125
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	8,909,072
		$15,000,197
Gaming — 9.4%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)	$5,755	$3,942,175
CCM Merger, Inc., 8.00%, 8/1/13(3)	3,635	3,144,275
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12(3)	595	513,187
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	705	690,420
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15(3)	9,480	6,849,300
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	1,755	1,781,325
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	1,225	1,133,125
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	2,880	2,606,400

See notes to financial statements
16

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	$4,755	$4,136,850
Majestic Hold Co., LLC, 12.50%, (0.00% until 2008) 10/15/11(3)	1,620	170,100
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,084,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,410	2,054,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,380,500
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,238,375
Park Place Entertainment, 7.875%, 3/15/10	7,725	7,300,125
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	310	310,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15(3)	2,795	2,326,837
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	1,184	1,269,840
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,251,562
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,226,937
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	2,955	2,508,056
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	6,115	3,959,462
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,532,900
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(3)	875	866,250
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	5,895	5,718,150
		$67,995,076
Healthcare — 5.3%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,119,900
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,188,050
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15(3)	2,575	2,748,812
Biomet, Inc., 11.625%, 10/15/17(3)	5,155	5,502,962
HCA, Inc., 7.875%, 2/1/11	344	350,020
HCA, Inc., 9.125%, 11/15/14	1,123	1,193,187
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,535	5,396,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,078,800
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,263,350
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	375	377,813
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,718,300
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,445,250
		$38,383,069

Security	Principal Amount (000's omitted)	Value
Homebuilders / Real Estate — 0.1%
Stanley Martin Co., 9.75%, 8/15/15	$955	$472,725
		$472,725
Leisure — 1.7%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)	$3,159	$2,890,477
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	2,315	2,106,650
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(3)	3,985	3,646,275
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.989%, 5/1/10	3,535	3,512,906
		$12,156,308
Lodging and Casinos — 0.2%
Seminole Hard Rock Entertainment, Variable Rate, 5.30%, 3/15/14(3)	$2,190	$1,845,075
		$1,845,075
Metals / Mining — 1.7%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$4,265	$3,156,100
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	1,035	646,875
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,649,350
FMG Finance PTY, Ltd., Variable Rate, 7.076%, 9/1/11(3)	2,340	2,275,650
		$12,727,975
Paper — 2.4%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	$887	$769,473
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	1,870	1,711,050
NewPage Corp., 10.00%, 5/1/12	3,455	3,705,488
NewPage Corp., 12.00%, 5/1/13	4,130	4,398,450
NewPage Corp., Variable Rate, 9.489%, 5/1/12	1,655	1,733,613
Rock-Tenn Co., 9.25%, 3/15/16(3)	775	817,625
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	5,030	4,275,500
		$17,411,199
Publishing / Printing — 2.0%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$2,003,400
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,803,750
R.H. Donnelley Corp., 8.875%, 10/15/17(3)	8,340	5,421,000

See notes to financial statements
17

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Publishing / Printing (continued)
Reader's Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	$7,230	$5,205,600
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17(3)	695	469,125
		$14,902,875
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14(3)	$1,150	$1,093,938
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	200	192,250
		$1,286,188
Restaurants — 1.3%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,207,125
NPC International, Inc., 9.50%, 5/1/14	5,345	4,944,125
		$9,151,250
Services — 6.5%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$4,631,625
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	7,650	6,464,250
Hertz Corp., 10.50%, 1/1/16	4,075	4,120,844
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	335	323,275
KAR Holdings, Inc., Sr. Sub. Notes, Variable Rate, 7.239%, 5/1/14	1,475	1,340,406
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,639,375
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,336,400
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	371,250
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	2,590	2,727,607
Rental Service Corp., 9.50%, 12/1/14	4,270	3,843,000
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12	5,256	5,470,091
Travelport, LLC, 9.875%, 9/1/14	5,465	5,307,881
Travelport, LLC, 11.875%, 9/1/16	1,252	1,151,840
United Rentals North America, Inc., 6.50%, 2/15/12	325	306,313
West Corp., 9.50%, 10/15/14	6,445	6,187,200
		$47,221,357

Security	Principal Amount (000's omitted)	Value
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$5,107,438
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15(3)	525	522,375
Ryerson, Inc., Sr. Notes, Variable Rate, 10.614%, 11/1/14(3)	345	315,675
		$5,945,488
Super Retail — 6.4%
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	$4,640	$4,071,600
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,703,050
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	576	561,600
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	2,466	2,225,565
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,850,825
Neiman Marcus Group, Inc., 10.375%, 10/15/15	15,520	16,373,600
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,645	5,645,000
Toys "R" Us, 7.375%, 10/15/18	2,245	1,678,138
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,121	6,052,850
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	3,305	2,668,788
		$46,831,016
Technology — 2.2%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$3,443	$3,309,584
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,081,150
Avago Technologies Finance, 11.875%, 12/1/15	2,860	3,088,800
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15(3)	6,190	5,841,813
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,349	1,338,883
SunGard Data Systems, Inc., 9.125%, 8/15/13	196	205,800
		$15,866,030
Telecommunications — 2.8%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,299,988
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(3)	3,040	2,614,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	7,127	6,057,950
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,795	3,851,925
Intelsat Bermuda, Ltd., Sr. Notes, 9.25%, 8/15/14	3,780	3,458,700
		$20,282,963

See notes to financial statements
18

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Textiles / Apparel — 2.1%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$148,263
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,330	8,933,475
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,453,050
Phillips Van Heusen, Sr. Notes, 7.25%, 2/15/11	485	493,488
		$15,028,276
Transportation Ex Air / Rail — 0.5%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$3,825	$3,958,875
		$3,958,875
Utilities — 4.1%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,293	$2,373,165
Dynegy Holdings, Inc., 7.75%, 6/1/19	570	570,000
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,065	1,115,588
Edison Mission Energy, 7.50%, 6/15/13	75	78,375
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17(3)	6,490	6,944,300
NGC Corp., 7.625%, 10/15/26	3,205	2,956,613
NRG Energy, Inc., 7.25%, 2/1/14	150	154,500
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,187,675
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	386,650
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15(3)	4,270	4,472,825
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15(3)	3,335	3,493,413
		$29,733,104
Total Corporate Bonds & Notes (identified cost $598,641,576)		$569,795,519
Common Stocks — 3.3%
Security	Shares	Value
Energy — 0.9%
Petroplus Holdings AG(6)	100,000	$6,226,297
		$6,226,297
Gaming — 0.4%
Fontainebleau Equity Holdings, Class A(4)(5)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc.(4)(5)(6)	4,858	121,450
Trump Entertainment Resorts, Inc.(6)	368,560	$1,028,282
		$2,934,444

Security	Shares	Value
Leisure — 0.0%
HRP, Class B(3)(4)(6)	2,375	$24
		$24
Super Retail — 1.6%
GameStop Corp., Class A(6)	206,618	$11,372,255
GNC Acquisition Holdings, Class A(4)(5)	108,818	544,090
		$11,916,345
Telecommunications-Equipment — 0.4%
American Tower Corp., Class A(6)	71,445	$3,102,142
		$3,102,142
Total Common Stocks (identified cost $24,001,051)		$24,179,252
Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.7%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$3,890	$4,935,438
Total Convertible Bonds (identified cost $3,930,094)		$4,935,438
Convertible Preferred Stocks — 1.9%
Security	Shares	Value
Energy — 1.4%
Chesapeake Energy Corp., 4.50%	61,160	$7,874,350
Chesapeake Energy Corp., 5.00%(3)	14,401	2,100,746
		$9,975,096
Telecommunications — 0.5%
Crown Castle International Corp. (PIK), 6.25%	67,777	$3,931,066
		$3,931,066
Total Convertible Preferred Stocks (identified cost $10,581,706)		$13,906,162

See notes to financial statements
19

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.4%
Security	Shares/Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK)(4)(5)	3,778	$2,961,701
		$2,961,701
Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $3,963,590)		$3,147,611
Miscellaneous — 0.3%
Security	Shares	Value
Cable / Satellite TV — 0.3%
Adelphia, Inc., Escrow Certificate(6)	7,585,000	$654,206
Adelphia, Inc., Escrow Certificate(6)	3,555,000	302,175
Adelphia Recovery Trust(6)	10,758,837	927,950
		$1,884,331
Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	$144
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,884,795
Warrants — 0.2%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,313)		$1,318,262

Short-Term Investments — 1.5%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(7)	$11,291	$11,291,305
Total Short-Term Investments (identified cost $11,291,305)		$11,291,305
Total Investments — 100.2% (identified cost $771,437,552)		$727,745,528
Other Assets, Less Liabilities — (0.2)%		$(1,708,719)
Net Assets — 100.0%		$726,036,809

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $171,704,961 or 23.6% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Restricted security.

(6)  Non-income producing security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
20

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $760,146,247)	$716,454,223
Affiliated investment, at value (identified cost, $11,291,305)	11,291,305
Cash*	1,690,000
Receivable for investments sold	3,020,393
Dividends and interest receivable	17,764,906
Interest receivable from affiliated investment	10,497
Receivable for open forward foreign currency contracts	38,623
Receivable for closed swap contracts	262,250
Receivable for open swap contracts	315,844
Total assets	$750,848,041
Liabilities
Payable for investments purchased	$21,161,742
Payable for open swap contracts	3,175,412
Payable to affiliate for investment adviser fee	354,704
Payable to affiliate for Trustees' fees	5,288
Accrued expenses	114,086
Total liabilities	$24,811,232
Net Assets applicable to investors' interest in Portfolio	$726,036,809
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$772,549,778
Net unrealized depreciation (computed on the basis of identified cost)	(46,512,969)
Total	$726,036,809

* Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income	$36,944,026
Dividends	280,447
Interest income allocated from affiliated investment	95,468
Expenses allocated from affiliated investment	(11,909)
Total investment income	$37,308,032
Expenses
Investment adviser fee	$2,270,527
Trustees' fees and expenses	15,106
Custodian fee	134,094
Interest expense	118,005
Legal and accounting services	56,602
Miscellaneous	9,100
Total expenses	$2,603,434
Net investment income	$34,704,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(22,618,112)
Swap contracts	3,399,756
Foreign currency and forward foreign currency exchange contract transactions	174,402
Net realized loss	$(19,043,954)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(34,267,699)
Swap contracts	(3,611,502)
Foreign currency and forward foreign currency exchange contracts	38,623
Net change in unrealized appreciation (depreciation)	$(37,840,578)
Net realized and unrealized loss	$(56,884,532)
Net decrease in net assets from operations	$(22,179,934)

See notes to financial statements
21

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$34,704,598	$85,423,789
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(19,043,954)	24,546,753
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(37,840,578)	(43,770,374)
Net increase (decrease) in net assets from operations	$(22,179,934)	$66,200,168
Capital transactions — Contributions	$37,349,480	$171,543,814
Withdrawals	(161,400,347)	(452,800,848)
Net decrease in net assets from capital transactions	$(124,050,867)	$(281,257,034)
Net decrease in net assets	$(146,230,801)	$(215,056,866)
Net Assets
At beginning of period	$872,267,610	$1,087,324,476
At end of period	$726,036,809	$872,267,610

See notes to financial statements
22

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.68	%(2)	0.63%	0.59%	0.58%	0.59%	0.66%
Net investment income	9.07	%(2)	8.33%	8.13%	8.06%	8.61%	10.04%
Portfolio Turnover	23%		81%	62%	62%	80%	122%
Total Return	(2.41	)%(3)	6.54%	11.66%	6.54%	12.79%	34.76%
Net assets, end of period (000's omitted)	$726,037		$872,268	$1,087,324	$1,110,139	$1,291,973	$1,164,043

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
23

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (formerly, High Income Portfolio) (the Portfolio), is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance High Income Opportunities Fund (formerly Eaton Vance High Income Fund), Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 74.4%, 13.2%, 0.9% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. The Portfolio also invests in interests in senior floating-rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio

24

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a

25

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio's average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio's daily gross income (i.e. income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fees. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,281,541 of which $11,014 was allocated from Cash Management and $2,270,527 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.60% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $178,482,519 and $270,545,434, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$772,850,103
Gross unrealized appreciation	$18,946,337
Gross unrealized depreciation	(64,050,912)
Net unrealized depreciation	$(45,104,575)

26

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost		Value
Stocks and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		185,910
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	3,778	3,777,680		2,961,701
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	1,318,262
Shreveport Gaming Holdings, Inc.	7/21/05	4,858	6,996		121,450
Total Restricted Securities			$6,299,388		$6,916,589

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation
5/30/08	US Dollar 6,329,665	Swiss Franc 6,550,000	$38,623

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp. Rite Aid Corp.	Sell Sell	$1,525 4,395	3.20% 5.70	12/20/09 6/20/08	$(31,226) (3,939)
Citigroup, Inc.	AMD, Inc., Series A First Data Corp. First Data Corp. Sprint Corp.	Sell Sell Sell Buy	7,000 3,050 3,050 900	6.40 3.20 3.55 7.35	12/20/12 12/20/09 12/20/09 3/20/13	(1,172,083) (62,452) (46,229) (84,141)
Credit Suisse	Sprint Corp.	Buy	900	7.50	3/20/13	(89,224)
Deutchse Bank	Sprint Corp.	Buy	1,400	7.50	3/20/13	(138,792)
Goldman Sachs Capital Markets L.P.	General Motors Corp. Sprint Corp.	Sell Buy	1,600 1,400	7.25 7.20	9/20/10 3/20/13	(77,660) (122,979)
JPMorgan Chase Bank	AMD, Inc., Series B AMD, Inc., Series C Ford Motor Corp.	Sell Sell Sell	1,500 1,500 3,200	6.50 6.40 8.50	12/20/12 12/20/12 3/20/10	(246,932) (251,161) 83,647
Lehman	Ford Motor
Brothers, Inc.	Corp., Series B	Sell	5,900	6.10	12/20/08	773
	Ford Motor
	Corp., Series B	Sell	2,890	8.00	3/20/10	14,893
	Ford Motor
	Corp., Series C	Sell	2,960	7.20	12/20/09	62,541
	Ford Motor
	Corp., Series D	Sell	10,000	7.20	12/20/09	(6,998)
	General
	Motors Corp.	Sell	4,800	6.50	9/20/08	(3,124)
	General
	Motors Corp.	Sell	2,950	5.90	12/20/09	(126,269)
	General Motors
	Corp., Series D	Sell	2,960	7.00	12/20/09	(79,980)

27

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps (continued)

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Rite Aid Corp.,
Brothers, Inc.	Series A	Sell	$1,470	3.90%	12/20/08	$(21,495)
	Rite Aid Corp.,
	Series B	Sell	2,930	5.60	3/20/09	(22,236)
	Rite Aid Corp.,
	Series C	Sell	1,600	5.60	3/20/09	(12,143)
	Toys "R" Us	Sell	3,000	4.35	12/20/08	(27,736)
	Toys "R" Us	Sell	1,465	8.90	3/20/13	(12,739)
Morgan
Stanley Capital
Services, Inc.	ARAMARK Corp.	Sell	3,200	4.82	9/20/12	152,647
	Intelsat Ltd.	Sell	2,940	3.75	12/20/08	1,343
	Sprint Corp.	Buy	1,400	7.25	3/20/13	(125,614)
	Sprint Corp.	Buy	1,400	7.50	3/20/13	(138,792)
	Darden
	Restaurant	Buy	5,755	1.78	6/20/13	(83,482)
RBS	First Data Corp.,
Greenwich Capital	Series E	Sell	3,040	3.95	12/20/10	(124,179)
	First Data Corp.,
	Series F	Sell	1,520	3.90	12/20/10	(63,807)
						$(2,859,568)

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $6,271,978 and 3.7%, respectively.

8  Concentration of Portfolio Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10  Name Change

Effective March 1, 2008, the name of High Income Opportunities Portfolio was changed from High Income Portfolio.

28

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

29

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the High Income Opportunities Portfolio (formerly, High Income Portfolio) (the "Portfolio"), the portfolio in which the Eaton Vance High Income Opportunities Fund (formerly, Eaton Vance High Income Fund) (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

30

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

31

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES

Eaton Vance High Income Opportunities Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

32

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES CONT'D

High Income Opportunities Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

33

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/08  HISRC

Semiannual Report April 30, 2008

EATON VANCE
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance International Equity Fund as of April 30, 2008

INVESTMENT UPDATE

Edward R. Allen, III, CFA
Eagle Global Advisors
Co-Portfolio Manager

Thomas N. Hunt, III, CFA

Eagle Global Advisors

Co-Portfolio Manager

Economic and Market Conditions

•                  During the six months ended April 30, 2008, global equity returns began to show the effects of the credit crisis that has undermined U.S. equity markets since late 2006. Although December 2007 marked the sixth year in a row that international equities outperformed their U.S. counterparts, 2008 began with poor returns, as more evidence mounted that the U.S. economy might have tipped into recession. At the end of the six-month period ended April 30, 2008, the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) – an index of common stocks traded in foreign markets – posted returns in line with the S&P 500’s negative returns (the S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance).(2)

•                  In the U.S., the Federal Reserve acted aggressively in response to the credit crunch, high oil prices, and the decline of the housing market, reducing rates in the U.S. by 225 basis points (2.25%) and creating avenues for added liquidity into the financial system. The Bank of England, the European Central Bank, and the Bank of Japan were not as aggressive in loosening monetary policy due to inflation concerns. After a strong 2007, emerging markets held up relatively well during the first two months of 2008, but gave back significant returns in March 2008 before ending April 2008 on a strong note.

Management Discussion

•                The Fund currently invests its assets in International Equity Portfolio (the “Portfolio”), a separate registered investment company with the same objectives and policies as the Fund. For the six months ended April 30, 2008, the Fund’s returns outperformed those of its benchmark, MSCI EAFE, and its Lipper peer group.(2)

•                The Fund outperformed its benchmark for the period due to a combination of stock selection and relative sector weightings. The best-performing Portfolio holdings came from the energy, consumer staples, and materials sectors. The Portfolio’s underweighting in the consumer discretionary sector contributed to returns, due to the sector’s underperformance in light of weaker consumer spending. An overweighted position in materials and energy were beneficial to relative performance as the emerging economies continued to support healthy growth.

•                During the period, the Portfolio reduced its exposure to the financials sector which continued to under-perform; however, the poor performance of some specific holdings offset the benefits of the under-allocation, as the sector as a whole suffered from the credit crisis and its effects on bank balance sheets. An overweight allocation to the telecommunications sector detracted from performance, as did the Portfolio’s utilities holdings, as most were centered in Europe, where increasing regulation and rising funding costs, in addition to pressures on labor and capital expenditures costs, led to the group underperforming.

Eaton vance international equity Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	-8.73%
Class C(1)	-9.14
Class I(1)	-8.68
MSCI EAFE Index(2)	-9.21
Lipper International Multi-Cap Growth Funds Average(2)	-11.00

See page 3 for more performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the adviser and sub-adviser of the Portfolio and the administrator of the Fund, the returns would have been lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•                The Portfolio remained underweighted in Japan due to weak domestic consumption and low consumer confidence. However, holdings in Japan performed relatively well for the period, along with holdings in Norway and Australia, which benefited from their energy and raw materials focus. Good performance came from select holdings in the emerging markets, as demand for commodities and energy by the developing markets continued the upward trend in line with an increase in infrastructure development and domestic consumption.

•                While we are experiencing near-term economic uncertainty, at the end of the period, the Fund was positioned to benefit from the overall level of economic growth in the world by emphasizing larger-capitalization companies with strong management teams and competitive advantages.

Portfolio Composition

Global Allocation*

By net assets

* As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Top Ten Holdings**

By net assets

Rio Tinto PLC ADR	3.4%
Nintendo Co., Ltd.	3.0
Total SA ADR	2.9
Nestle SA ADR	2.6
Mitsubishi Corp. ADR	2.6
Petroleo Brasileiro SA ADR	2.2
France Telecom SA ADR	2.1
Keppel Corp., Ltd. ADR	2.1
British American Tobacco PLC ADR	2.0
Banco Santander Central Hispanico SA ADR	1.8

** Top Ten Holdings represented 24.7% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance International Equity Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class C	Class I
Share Class Symbol	EAIEX	ECIEX	EIIEX

Average Annual Total Returns (at net asset value)
Six Months	-8.73%	-9.14%	-8.68%
One Year	8.91	8.06	9.09
Life of Fund†	14.68	13.80	14.91

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-14.00%	-10.04%	-8.68%
One Year	2.61	7.06	9.09
Life of Fund†	11.19	13.80	14.91

†     Inception Dates – Class A: 5/31/06; Class C: 5/31/06; Class I: 5/31/06

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class A and Class I shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the adviser and sub-adviser of the Portfolio and the administrator of the Fund, the returns would have been lower.

Total Annual
Operating expenses(2)	Class A	Class B	Class C

Gross Expense Ratio	2.70%	3.45%	2.45%
Net Expense Ratio	1.51	2.26	1.26

(2)        Source: Prospectus dated 3/1/08. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance International Equity Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance International Equity Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$912.70	$7.13	**
Class C	$1,000.00	$908.60	$10.68	**
Class I	$1,000.00	$913.20	$5.95	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.52	**
Class C	$1,000.00	$1,013.70	$11.27	**
Class I	$1,000.00	$1,018.60	$6.27	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the adviser and sub-adviser of the Portfolio and the administrator of the Fund, expenses would be higher.

4

Eaton Vance International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in International Equity Portfolio, at value (identified cost, $23,443,097)	$25,266,516
Receivable for Fund shares sold	61,146
Receivable from the administrator of the Fund and the sub-adviser of the Portfolio	27,171
Total assets	$25,354,833
Liabilities
Payable for Fund shares redeemed	$26,677
Payable to affiliate for distribution and service fees	3,109
Payable to affiliate for Trustees' fees	28
Accrued expenses	19,052
Total liabilities	$48,866
Net Assets	$25,305,967
Sources of Net Assets
Paid-in capital	$23,932,930
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(600,040)
Accumulated undistributed net investment income	149,658
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	1,823,419
Total	$25,305,967
Class A Shares
Net Assets	$7,079,591
Shares Outstanding	556,023
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.73
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.73)	$13.51
Class C Shares
Net Assets	$2,233,313
Shares Outstanding	177,259
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.60
Class I Shares
Net Assets	$15,993,063
Shares Outstanding	1,253,637
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.76
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $23,730)	$309,884
Interest allocated from Portfolio	17,784
Expenses allocated from Portfolio	(111,994)
Net investment income from Portfolio	$215,674
Expenses
Trustees' fees and expenses	$100
Distribution and service fees Class A	7,399
Class C	9,063
Registration fees	21,401
Legal and accounting services	10,669
Transfer and dividend disbursing agent fees	9,604
Custodian fee	9,519
Printing and postage	4,789
Miscellaneous	5,586
Total expenses	$78,130
Deduct — Allocation of expenses to the administrator of the Fund and the sub-adviser of the Portfolio	$60,450
Total expense reductions	$60,450
Net expenses	$17,680
Net investment income	$197,994
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign taxes of $636	$(504,318)
Foreign currency transactions	(14,876)
Net realized loss	$(519,194)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,035,885)
Foreign currency	(1,207)
Net change in unrealized appreciation (depreciation)	$(1,037,092)
Net realized and unrealized loss	$(1,556,286)
Net decrease in net assets from operations	$(1,358,292)

See notes to financial statements
5

Eaton Vance International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$197,994	$302,578
Net realized loss from investment and foreign currency transactions	(519,194)	(80,283)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,037,092)	2,707,034
Net increase (decrease) in net assets from operations	$(1,358,292)	$2,929,329
Distributions to shareholders — From net investment income Class A	$(109,757)	$(3,071)
Class C	(27,887)	(771)
Class I	(190,286)	(15,417)
Total distributions to shareholders	$(327,930)	$(19,259)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$4,556,363	$3,159,566
Class C	1,421,047	1,104,672
Class I	7,601,986	5,282,824
Net asset value of shares issued to shareholders in payment of distributions declared Class A	88,207	1,735
Class C	18,103	636
Class I	141,231	13,413
Cost of shares redeemed Class A	(1,128,714)	(130,804)
Class C	(226,262)	(269,863)
Class I	(591,910)	(288,484)
Redemption fees	946	487
Net increase in net assets from Fund share transactions	$11,880,997	$8,874,182
Net increase in net assets	$10,194,775	$11,784,252
Net Assets
At beginning of period	$15,111,192	$3,326,940
At end of period	$25,305,967	$15,111,192
Accumulated undistributed net investment income included in net assets
At end of period	$149,658	$279,594

See notes to financial statements
6

Eaton Vance International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008 (Unaudited)(1)		Year Ended October 31, 2007(1)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$14.200		$10.650		$10.000
Income (loss) from operations
Net investment income (loss)	$0.125		$0.468	(3)	$(0.003)
Net realized and unrealized gain (loss)	(1.347)		3.119		0.653
Total income (loss) from operations	$(1.222)		$3.587		$0.650
Less distributions
From net investment income	$(0.249)		$(0.038)		$—
Total distributions	$(0.249)		$(0.038)		$—
Redemption fees	$0.001		$0.001		$0.000	(4)
Net asset value — End of period	$12.730		$14.200		$10.650
Total Return(5)	(8.73	)%(9)	33.78%		6.50	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,080		$4,124		$430
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	1.50	%(8)	1.50%		1.51	%(8)
Expenses after custodian fee reduction(6)(7)	1.50	%(8)	1.50%		1.50	%(8)
Net investment income (loss)	2.00	%(8)	3.82	%(3)	(0.08	)%(8)
Portfolio Turnover of the Portfolio	15%		21%		1%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  For the period from the start of business, May 31, 2006, to October 31, 2006.

(3)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.342 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.02%.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  The investment adviser waived all or a portion of its investment advisory fee and/or the investment adviser and administrator subsidized certain operating expenses (equal to 0.70%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and/or subsidy, total return would be lower.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
7

Eaton Vance International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008 (Unaudited)(1)		Year Ended October 31, 2007(1)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$14.060		$10.620		$10.000
Income (loss) from operations
Net investment income (loss)	$0.081		$0.338	(3)	$(0.037)
Net realized and unrealized gain (loss)	(1.340)		3.127		0.657
Total income (loss) from operations	$(1.259)		$3.465		$0.620
Less distributions
From net investment income	$(0.202)		$(0.026)		$—
Total distributions	$(0.202)		$(0.026)		$—
Redemption fees	$0.001		$0.001		$0.000	(4)
Net asset value — End of period	$12.600		$14.060		$10.620
Total Return(5)	(9.14	)%(9)	32.79%		6.20	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,233		$1,200		$170
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.25	%(8)	2.25%		2.26	%(8)
Expenses after custodian fee reduction(6)(7)	2.25	%(8)	2.25%		2.25	%(8)
Net investment income (loss)	1.29	%(8)	2.78	%(3)	(0.87	)%(8)
Portfolio Turnover of the Portfolio	15%		21%		1%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  For the period from the start of business, May 31, 2006, to October 31, 2006.

(3)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.290 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.39%.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  The investment adviser waived all or a portion of its investment advisory fee and/or the investment adviser and administrator subsidized certain operating expenses (equal to 0.70%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and/or subsidy, total return would be lower.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008 (Unaudited)(1)		Year Ended October 31, 2007(1)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$14.240		$10.660		$10.000
Income (loss) from operations
Net investment income	$0.155		$0.416	(3)	$0.037
Net realized and unrealized gain (loss)	(1.373)		3.206		0.623
Total income (loss) from operations	$(1.218)		$3.622		$0.660
Less distributions
From net investment income	$(0.263)		$(0.043)		$—
Total distributions	$(0.263)		$(0.043)		$—
Redemption fees	$0.001		$0.001		$0.000	(4)
Net asset value — End of period	$12.760		$14.240		$10.660
Total Return(5)	(8.68	)%(9)	34.09%		6.60	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,993		$9,787		$2,726
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	1.25	%(8)	1.25%		1.26	%(8)
Expenses after custodian fee reduction(6)(7)	1.25	%(8)	1.25%		1.25	%(8)
Net investment income	2.46	%(8)	3.43	%(3)	0.87	%(8)
Portfolio Turnover of the Portfolio	15%		21%		1%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the period from the start of business, May 31, 2006, to October 31, 2006.

(3)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.241 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.44%.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  The investment adviser waived all or a portion of its investment advisory fee and/or the investment adviser and administrator subsidized certain operating expenses (equal to 0.70%, 1.17% and 19.97% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver and/or subsidy, total return would be lower.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Equity Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (64.8% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $72,803 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($7,211) and October 31, 2015 ($65,592).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on May 31, 2006 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

10

Eaton Vance International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. For the six months ended April 30, 2008, EVM and the sub-adviser of the Portfolio, Eagle Global Advisors, L.L.C. (Eagle), have agreed to limit the total annual fund operating expenses of Class A, Class C and Class I to 1.50%, 2.25% and 1.25%, respectively, of the average daily net assets of the respective class. This expense limitation may be changed or terminated after February 28, 2009. Pursuant to this agreement, EVM and Eagle were allocated $30,225 and $30,225, respectively, of the Fund's operating expenses for the six months ended April 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $414 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $9,271 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $7,399 for Class A shares. The Fund also has in

11

Eaton Vance International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $6,798 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $78,800. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $2,265 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $13,567,897 and $2,005,475, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	350,091	260,692
Issued to shareholders electing to receive payments of distributions in Fund shares	6,687	154
Redemptions	(91,124)	(10,867)
Net increase	265,654	249,979
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	109,275	91,800
Issued to shareholders electing to receive payments of distributions in Fund shares	1,384	56
Redemptions	(18,747)	(22,528)
Net increase	91,912	69,328
Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	602,475	453,017
Issued to shareholders electing to receive payments of distributions in Fund shares	10,691	1,186
Redemptions	(46,916)	(22,537)
Net increase	566,250	431,666

For the six months ended April 30, 2008 and the year ended October 31, 2007, the Fund received $946 and $487, respectively, in redemption fees.

12

Eaton Vance International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

13

International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.8%
Security	Shares	Value
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	4,200	$146,480
		$146,480
Automobiles — 1.7%
Honda Motor Co., Ltd. ADR	11,300	$358,775
Toyota Motor Corp. ADR	3,000	304,500
		$663,275
Beverages — 3.9%
Diageo PLC ADR	8,500	$696,150
Fomento Economico Mexicano SA de C.V. ADR	15,100	656,095
Heineken Holding NV	3,000	152,912
		$1,505,157
Capital Markets — 0.6%
Invesco, Ltd.	9,000	$230,850
		$230,850
Chemicals — 2.0%
Agrium, Inc.	7,300	$576,700
BASF AG ADR	1,500	211,725
		$788,425
Commercial Banks — 10.2%
Anglo Irish Bank Corp. PLC	9,000	$124,979
Australia and New Zealand Banking Group, Ltd. ADR	3,000	305,250
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	183,360
Banco Santander Central Hispano SA ADR	34,000	717,060
Barclays PLC ADR	7,000	254,800
BNP Paribas SA	1,200	127,553
Commerzbank AG ADR	9,000	323,550
Danske Bank A/S	4,800	164,762
DBS Group Holdings, Ltd. ADR	8,900	517,090
Grupo Financiero Banorte SA de C.V.	41,000	177,067
Intesa Sanpaolo SpA	21,000	155,657
Kookmin Bank	4,000	279,055
Mitsubishi UFJ Financial Group, Inc.	39,000	427,581
UniCredit SpA	30,000	225,440
		$3,983,204

Security	Shares	Value
Communications Equipment — 1.0%
Nokia Oyj ADR	13,000	$390,910
		$390,910
Computer Peripherals — 0.6%
Lenovo Group, Ltd.	280,000	$214,756
		$214,756
Construction & Engineering — 0.5%
Vinci SA	2,600	$190,178
		$190,178
Diversified Financial Services — 0.9%
ING Groep N.V. ADR	9,500	$360,905
		$360,905
Diversified Telecommunication Services — 6.1%
BT Group PLC ADR	7,250	$320,015
France Telecom SA ADR	26,300	823,979
Koninklijke KPN NV	35,400	644,401
Telefonica SA	20,800	595,945
		$2,384,340
Electric Utilities — 2.5%
E.ON AG ADR	10,000	$645,000
Scottish and Southern Energy PLC	12,000	329,396
		$974,396
Electrical Equipment — 1.7%
ABB, Ltd. ADR	21,500	$659,406
		$659,406
Energy Equipment & Services — 3.3%
Acergy SA ADR	27,000	$665,010
Compagnie Generale de Geophysique-Veritas(1)	900	225,392
Fred Olsen Energy ASA	6,000	377,649
		$1,268,051
Food & Staples Retailing — 0.6%
Controladora Comercial Mexicana SA de C.V., unit	85,000	$238,633
		$238,633

See notes to financial statements
14

International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 2.6%
Nestle SA ADR	8,500	$1,007,250
		$1,007,250
Gas Utilities — 0.3%
Samchully Co., Ltd.	700	$133,897
		$133,897
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	170,000	$172,895
		$172,895
Industrial Conglomerates — 2.4%
Keppel Corp., Ltd. ADR	53,000	$822,560
SM Investments Corp.	17,000	100,082
		$922,642
Insurance — 2.5%
Aviva PLC	9,000	$111,370
AXA SA ADR	13,000	481,650
Muenchener Rueckversicherungs-Gesellschaft AG	1,900	364,984
		$958,004
Machinery — 2.6%
Atlas Copco AB, Class B	25,000	$367,476
Komatsu, Ltd. ADR	4,100	488,105
SKF AB ADR	8,000	148,400
		$1,003,981
Marine — 0.3%
Cosco Corp. Singapore, Ltd.	45,000	$104,615
		$104,615
Metals & Mining — 9.7%
Anglo American PLC ADR	13,763	$450,738
BHP Billiton, Ltd.	8,200	330,153
Companhia Vale do Rio Doce ADR	19,600	624,064
JSC MMC Norilsk Nickel ADR	23,000	623,300
Rio Tinto PLC ADR	2,800	1,316,000
Silver Wheaton Corp.(1)	34,000	451,180
		$3,795,435

Security	Shares	Value
Multi-Utilities — 2.7%
National Grid PLC	35,000	$485,732
RWE AG ADR	5,000	576,250
		$1,061,982
Oil, Gas & Consumable Fuels — 9.0%
Addax Petroleum Corp.	4,500	$200,536
ENI SpA ADR	2,300	177,146
Nexen, Inc.	14,000	487,340
Petroleo Brasileiro SA ADR	8,500	859,350
Sibir Energy PLC	16,000	196,988
StatoilHydro ASA ADR	13,191	477,118
Total SA ADR	13,300	1,117,200
		$3,515,678
Pharmaceuticals — 3.7%
AstraZeneca PLC ADR	4,500	$188,910
Novartis AG ADR	7,600	382,508
Roche Holdings, Ltd. ADR	8,500	711,875
Shionogi & Co., Ltd.	9,000	172,948
		$1,456,241
Real Estate Management & Development — 1.0%
Sun Hung Kai Properties, Ltd. ADR	22,000	$388,300
		$388,300
Road & Rail — 0.4%
MTR Corp.	40,000	$143,026
		$143,026
Semiconductors & Semiconductor Equipment — 0.2%
Himax Technologies, Inc. ADR	18,426	$92,683
		$92,683
Software — 3.0%
Nintendo Co., Ltd.	2,100	$1,154,992
		$1,154,992
Tobacco — 2.0%
British American Tobacco PLC ADR	10,500	$793,170
		$793,170

See notes to financial statements
15

International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 3.6%
Mitsubishi Corp. ADR	15,000	$1,000,500
Mitsui & Co., Ltd.	18,000	420,624
		$1,421,124
Water Utilities — 0.4%
Manila Water Co., Inc.	374,500	$156,627
		$156,627
Wireless Telecommunication Services — 5.0%
Bouygues SA	2,200	$162,567
China Mobile, Ltd. ADR	5,000	431,600
Philippine Long Distance Telephone Co. ADR	7,000	427,700
Turkcell Iletisim Hizmetleri AS ADR(1)	34,400	693,160
Vodafone Group PLC ADR	7,000	221,620
		$1,936,647
Total Common Stocks (identified cost $30,401,366)		$34,218,155
Short-Term Investments — 12.3%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(2)	$4,793	$4,793,426
Total Short-Term Investments (identified cost $4,793,426)		$4,793,426
Total Investments — 100.1% (identified cost $35,194,792)		$39,011,581
Other Assets, Less Liabilities — (0.1)%		$(21,494)
Net Assets — 100.0%		$38,990,087

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
16

International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United Kingdom	13.8%	$5,364,888
United States	12.3	4,793,426
Japan	11.5	4,474,506
France	8.0	3,128,519
Switzerland	7.1	2,761,039
Germany	5.4	2,121,509
Canada	4.4	1,715,756
Norway	3.9	1,519,778
Spain	3.8	1,496,365
Brazil	3.8	1,483,414
Singapore	3.7	1,444,265
Netherlands	3.0	1,158,218
Mexico	2.8	1,071,796
Turkey	1.8	693,160
Philippines	1.8	684,409
China	1.7	646,356
Australia	1.6	635,402
Russia	1.6	623,300
Italy	1.4	558,242
Hong Kong	1.4	531,326
Sweden	1.3	515,876
Republic of Korea	1.1	412,952
Finland	1.0	390,910
Bermuda	0.6	230,850
Thailand	0.4	172,895
Denmark	0.4	164,762
Ireland	0.3	124,979
Taiwan	0.2	92,683
Total Investments	100.1%	$39,011,581

See notes to financial statements
17

International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $30,401,366)	$34,218,155
Affiliated investments, at value (identified cost, $4,793,426)	4,793,426
Receivable from the investment adviser and the sub-adviser	1,269
Dividends receivable	215,665
Interest receivable from affiliated investment	2,989
Tax reclaims receivable	19,342
Total assets	$39,250,846
Liabilities
Payable for investments purchased	$204,754
Payable to affiliate for investment adviser fee	29,820
Accrued expenses	26,185
Total liabilities	$260,759
Net Assets applicable to investors' interest in Portfolio	$38,990,087
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$35,175,019
Net unrealized appreciation (computed on the basis of identified cost)	3,815,068
Total	$38,990,087

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $40,436)	$525,523
Interest	2
Interest income allocated from affiliated investment	30,950
Expenses allocated from affiliated investment	(3,650)
Total investment income	$552,825
Expenses
Investment adviser fee	$152,645
Trustees' fees and expenses	100
Custodian fee	21,722
Legal and accounting services	19,580
Miscellaneous	727
Total expenses	$194,774
Deduct — Allocation of expenses to the investment adviser and the sub-adviser	$4,462
Total expense reductions	$4,462
Net expenses	$190,312
Net investment income	$362,513
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign taxes of $1,040	$(836,527)
Foreign currency transactions	(25,559)
Net realized loss	$(862,086)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,044,086)
Foreign currency	(2,061)
Net change in unrealized appreciation (depreciation)	$(2,046,147)
Net realized and unrealized loss	$(2,908,233)
Net decrease in net assets from operations	$(2,545,720)

See notes to financial statements
18

International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$362,513	$696,630
Net realized loss from investment and foreign currency transactions	(862,086)	(131,084)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,046,147)	5,594,712
Net increase (decrease) in net assets from operations	$(2,545,720)	$6,160,258
Capital transactions — Contributions	$16,919,708	$13,297,044
Withdrawals	(3,655,846)	(2,058,858)
Net increase in net assets from capital transactions	$13,263,862	$11,238,186
Net increase in net assets	$10,718,142	$17,398,444
Net Assets
At beginning of period	$28,271,945	$10,873,501
At end of period	$38,990,087	$28,271,945

See notes to financial statements
19

International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007		Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.25	%(3)	0.87%		1.26	%(3)
Expenses after custodian fee reduction(2)	1.25	%(3)	0.87%		1.25	%(3)
Net investment income	2.33	%(3)	3.72	%(4)	0.92	%(3)
Portfolio Turnover	15%		21%		1%
Total Return	(8.55	)%(5)	34.59%		6.60	%(5)
Net assets, end of period (000's omitted)	$38,990		$28,272		$10,874

(1)  For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

(2)  The investment adviser waived all or a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.03%, 0.55% and 5.21% of average daily net assets for the six months ended April 30, 2008, the year ended October 31, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(3)  Annualized.

(4)  Includes a dividend resulting from a corporate action equal to 1.93% of average daily net assets.

(5)  Not annualized.

See notes to financial statements
20

International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

International Equity Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve total return by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance International Equity Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 64.8% and 6.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

21

International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed since the start of business on May 31, 2006 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of its adviser fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee.

22

International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $156,055 of which $3,410 was allocated from Cash Management and $152,645 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the adviser fee, including the portion allocated from Cash Management, was 1.00% (annualized) of the Portfolio's average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Eagle were allocated $2,231 and $2,231, respectively, of the Portfolio's operating expenses for the six months ended April 30, 2008.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,839,225 and $4,529,955, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,201,369
Gross unrealized appreciation	$4,901,285
Gross unrealized depreciation	(1,091,073)
Net unrealized appreciation	$3,810,212

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

23

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the International Equity Portfolio (the "Portfolio"), and Boston Management and Research ("BMR" or the "Adviser") and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

25

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007. The Board considered the fact that the Adviser and Sub-Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

26

Eaton Vance International Equity Fund

OFFICERS AND TRUSTEES

Eaton Vance International Equity Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance International Equity Fund

OFFICERS AND TRUSTEES CONT'D

International Equity Portfolio

Officers Duncan W. Richardson President Edward R. Allen, III Vice President Thomas N. Hunt, III Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of International Equity Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance International Equity Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Equity Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2773-6/08  IEFSRC

Semiannual Report April 30, 2008

EATON VANCE
INTERNATIONAL INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance International Income Fund as of April 30 , 2008

INVESTMENT UPDATE

Mark S. Venezia, CFA
Co-Portfolio Manager

Economic and Market Conditions

•       The global bond markets were very volatile during the six months ended April 30, 2008, buffeted by a widening credit crisis in the U.S. and by inflation pressures tied to soaring energy and food prices. Increasingly risk-averse investors avoided high-yield, lower-quality segments of the market in favor of higher quality bonds. The impact of inflation varied from region to region. In the U.S., the Federal Reserve aggressively lowered interest rates during the six-month period, citing growth concerns that outweighed inflation concerns. While these moves were intended to address the credit crunch, they also contributed to a further weakening of the dollar. The European Central Bank kept interest rates stable, as the Eurozone’s economy fared reasonably well. In Japan, concerns about spillover from the U.S. economy caused the Bank of Japan to pause in its rate hiking cycle. In the United Kingdom, housing market and credit problems similar to the U.S. caused the Bank of England to lower interest rates over the period.

Management Discussion

•       The Fund seeks to provide total return by investing principally in a portfolio of securities denominated in foreign currencies or issued by foreign entities or sovereigns and derivative instruments denominated in or based on the currencies, interest rates or issues of, foreign countries. The Fund invests its assets in International Income Portfolio (the “Portfolio”), a separate investment company with the same objective and investment policies as the Fund.

•       The Fund slightly outperformed its benchmark, the JP Morgan Government Bond Index – Global, ex U.S., during the period(2) The primary driver of the strong performance of both the Fund and the benchmark was the appreciation of the Euro and Japanese Yen. Fund performance benefited from overweightings in German and French government bonds versus the benchmark. Amid the global credit crisis, these bonds benefited from a global flight to quality. Fund performance also benefited from under- weightings in Italy, Greece and Spain, where spreads widened during the period. Elsewhere in Europe, the Portfolio’s position in Iceland detracted slightly from performance.

John R. Baur
Co-Portfolio Manager

Michael A. Cirami, CFA
Co-Portfolio Manager

•

The Fund’s relative performance was hurt slightly by an under-weighting in the Yen relative to the benchmark. As a primary beneficiary of global market weakness in late 2007 and early 2008, the Yen appreciated roughly 10% against the dollar during the period. The Yen weakened late in the period, as weakness in the U.S. economy threatened Japan’s near-term exports.

•

The Portfolio’s large “off-bench-mark” exposures to certain emerging markets were additive to performance and also provided further opportunities for diversification. In Asia, the Portfolio benefited from its currency exposure to the Malaysian Ringgit, as well as from positions in Indonesia, India and the Philippines. Malaysia has been a stand-out in Asia, registering higher gross domestic product growth while certain larger Asian countries saw growth rates decline somewhat. Malaysia has seen a rise in disposable income, strong job growth and an improving standard of living. While Malaysia has provided higher yields than China, its currency has appreciated in concert with the Chinese Renminbi.

•

In Eastern Europe, the Portfolio’s position in Poland and exposure to the Polish Zloty was additive to performance. As the Portfolio’s largest Eastern European position, Poland continued to benefit from strong wage growth and a favorable balance of payments helped by continuing remittances from abroad. A recent series of interest rate hikes have gained the central bank credibility in its fight against inflation.

•

In Latin America, Brazil was the Portfolio’s largest position. While the Portfolio’s Brazilian investments were hurt by rising interest rates, those losses were generally offset by currency appreciation. In addition

Eaton Vance International Income Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	9.08%
JP Morgan Government Bond Index – Global, ex U.S.(2)	9.03%

Please refer to page 3 for additional performance information.

(1)  These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares. If sales charges were deducted, the returns would be lower.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

to benefiting from rising commodity prices, Brazil’s strong monetary policies have produced attractive yields and currency appreciation.

•       The Portfolio saw positive performance from positions in small economies that are de-linked from global trends. The largest of these was in Egypt, which has enjoyed a favorable balance of payments due to increased tourism, rising Suez Canal transit fees and an infusion of Petro-dollars. The government has given its non-independent central bank the leeway to let its currency, the Egyptian Pound, appreciate in an effort to fight inflation – a move that has helped the Portfolio’s Egyptian Pound position. Elsewhere, the Portfolio benefited from a short position in South Africa. Plagued with slow growth and high inflation, the country’s mining and manufacturing base has been constrained by energy brownouts.

•       The Portfolio’s investment in seasoned U.S. agency mortgage-backed securities (MBS) also contributed positively to performance. During one of the most volatile periods for MBS in two decades, the yield spreads for seasoned U.S. agency MBS widened over U.S. Treasuries by approximately 100 basis points (1.00%). The widening, however, was outpaced by declining U.S. Treasury bond yields, producing positive returns for this sector. Underlying its foreign derivatives investments, management maintained a large position in seasoned U.S. agency MBS.

•       The Fund’s duration at April 30, 2008 was 4.55 years, slightly lower from October 31, 2007. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

Portfolio Composition

Securities Holdings (excludes derivatives)(1)

By total net assets

(1)   Securities Holdings reflect the Portfolio’s securities positions as of 4/30/08. Securities Holdings do not reflect derivatives positions. For International and Emerging Market exposures, please refer to the Regional Currency Exposure table.

Regional Currency Exposures (including derivatives)(2),(3)

By total net assets / Exceeds 100% due to use of derivatives

(2)   The Regional Currency Exposures reflect the Portfolio’s investments as of 4/30/08. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Currency Positions(3)

By total net assets

Euro	39.3%
Japan	27.7
United Kingdom	7.6
Egypt	6.0
Poland	4.5
Malaysia	2.9
Denmark	2.2
Iceland	1.6
Turkey	1.6
Indonesia	1.6
India	1.4
Canada	1.3
Kazakhstan	1.2
Georgia	1.0
Sweden	0.8
Philippines	0.5
Mexico	0.5
Peru	0.4
Ghana	0.4
Brazil	0.4
Nigeria	0.3
Australia	0.3
Costa Rica	0.1
Zambia	0.1
Kenya	0.1
Sri Lanka	0.1

(3)   Currency Positions reflect the Portfolio’s investments as of 4/30/08. Currency exposures include all long foreign exchange denominated assets and all long currency derivatives. Net short positions and other foreign derivatives are excluded. Short Currency Exposures are 3.3%. Foreign Long derivatives are 101 .4%. Other Foreign Short Derivatives are 15.2%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance International Income Fund a s o f April 30 , 2008

FUND PERFORMANCE

Fund Performance(1)

Class A
Share Class Symbol	EAIIX

Cumulative Total Return (at net asset value)
Six Months	9.08%
Life of Fund†	20.05

SEC Cumulative Total Return (including sales charge or applicable CDSC)
Six Months	3.91%
Life of Fund†	14.33

†	Inception Date – Class A: 6/27/07.

(1)

Cumulative Total Return does not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Return for Class A reflects the maximum 4.75% sales charge.

Total Annual Operating Expenses(2)	Class A
Gross Expense Ratio	1.15%
Net Expense Ratio	1.10%

(2)  From the Fund’s prospectus dated 3/1/08. The Net Expense Ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance International Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance International Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,090.80	$5.72	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.52	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.10% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

** Absent an allocation of expenses to the administrator, the expenses would have been higher.

4

Eaton Vance International Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in International Income Portfolio, at value (identified cost, $5,918,850)	$5,962,875
Receivable for Fund shares sold	58,840
Receivable from the administrator	48,360
Total assets	$6,070,075
Liabilities
Dividends payable	$5,717
Payable to affiliate for distribution and service fees	1,411
Accrued expenses	15,309
Total liabilities	$22,437
Net Assets	$6,047,638
Sources of Net Assets
Paid-in capital	$5,965,569
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	40,311
Accumulated distributions in excess of net investment income	(2,267)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	44,025
Total	$6,047,638
Class A Shares
Net Assets	$6,047,638
Shares Outstanding	521,230
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.60
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.60)	$12.18
On shares of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio (net of foreign taxes, $10)	$69,928
Expenses allocated from Portfolio	(16,352)
Net investment income from Portfolio	$53,576
Expenses
Trustees' fees and expenses	$10
Distribution and service fees Class A	4,479
Registration fees	12,957
Custodian fee	10,805
Legal and accounting services	9,246
Printing and postage	2,750
Transfer and dividend disbursing agent fees	400
Miscellaneous	2,587
Total expenses	$43,234
Deduct — Allocation of expenses to the administrator	$42,985
Total expense reductions	$42,985
Net expenses	$249
Net investment income	$53,327
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(13,767)
Financial futures contracts	1,069
Swap contracts	3,657
Foreign currency and forward foreign currency exchange contract transactions	50,185
Net realized gain	$41,144
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$75,412
Financial futures contracts	(10,906)
Swap contracts	(1,312)
Written options	12,223
Foreign currency and forward foreign currency exchange contracts	(36,701)
Net change in unrealized appreciation (depreciation)	$38,716
Net realized and unrealized gain	$79,860
Net increase in net assets from operations	$133,187

See notes to financial statements
5

Eaton Vance International Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$53,327	$625
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	41,144	1,164
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contracts	38,716	5,309
Net increase in net assets from operations	$133,187	$7,098
Distributions to shareholders — From net investment income	$(55,517)	$(60)
From net realized gain	(2,041)	(597)
Total distributions to shareholders	$(57,558)	$(657)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$6,038,585	$437,846
Net asset value of shares issued to shareholders in payment of distributions declared	44,146	484
Cost of shares redeemed	(356,841)	(201,599)
Capital contribution from administrator	898	2,049
Net increase in net assets from Fund share transactions	$5,726,788	$238,780
Net increase in net assets	$5,802,417	$245,221
Net Assets
At beginning of period	$245,221	$—
At end of period	$6,047,638	$245,221
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,267)	$(77)

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements
6

Eaton Vance International Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008 (Unaudited)(1)		Period Ended October 31, 2007(1)(2)
Net asset value — Beginning of period	$10.850		$10.000
Income (loss) from operations
Net investment income	$0.203		$0.124
Net realized and unrealized gain	0.773		0.468
Total income from operations	$0.976		$0.592
Less distributions
From net investment income	$(0.216)		$(0.014)
From net realized gain	(0.013)		(0.135)
Total distributions	$(0.229)		$(0.149)
Capital contribution from administrator	$0.003		$0.407
Net asset value — End of period	$11.600		$10.850
Total Return(3)	9.08	%(8)	10.05	%(8)(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,048		$245
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.10	%(6)(7)	1.25	%(6)(7)
Net investment income(5)	3.53	%(7)	3.38	%(7)
Portfolio Turnover of the Portfolio	11%		2%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  The administrator subsidized certain operating expenses (equal to 2.85% and 301.15% of average daily net assets for the six months ended April 30, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(7)  Annualized.

(8)  Not annualized.

(9)  Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.14%.

See notes to financial statements
7

Eaton Vance International Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (16.8% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2008, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial year of operations from June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

8

Eaton Vance International Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund's average daily net assets, which are not invested in other investment companies for which Eaton Vance or its affiliates serve as investment adviser or administrator ("Investable Assets"), up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over that are invested directly in securities, the annual fee is reduced. For the six months ended April 30, 2008, the Fund held no direct investments and incurred no direct adviser fees. To the extent the Fund's assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio's adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation. EVM has contractually agreed to limit the annual operating expenses of Class A to 1.10% per annum of its average daily net assets. The expense limitation will continue through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $42,985 of the Fund's operating expenses for the six months ended April 30, 2008. During the six months ended April 30, 2008, the administrator reimbursed the Fund $898 for forgone investment return resulting from the payment by the Fund of expenses that the administrator had intended to pay on behalf of the Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $44 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate EVM and the Fund's principal underwriter, received $2,048 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $4,479 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $6,031,721 and $389,515, respectively.

9

Eaton Vance International Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
Sales	525,267	41,679
Issued to shareholders electing to receive payments of distributions in Fund shares	3,798	45
Redemptions	(30,432)	(19,127)
Net increase	498,633	22,597

(1) For the period from the start of business, June 27, 2007, to October 31, 2007.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

10

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.2%
Security	Principal		U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$99,956
Total Australia (identified cost $94,662)			$99,956
Belgium — 3.8%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$424,851
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	326,603
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	329,832
Kingdom of Belgium, 5.50%, 3/28/28	EUR	168,000	285,131
Total Belgium (identified cost $1,217,701)			$1,366,417
Brazil — 1.1%
Letra Tesouro Nacional, 0.00%, 7/1/08	BRL	424,000	$246,011
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	239,362	128,737
Total Brazil (identified cost $372,563)			$374,748
Canada — 2.4%
Canada Government, 3.60%, 6/15/13	CAD	875,000	$864,357
Total Canada (identified cost $871,109)			$864,357
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	4,151,396	$4,949
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	35,977,344	45,718
Total Costa Rica (identified cost $45,423)			$50,667
Czech Republic — 3.0%
Czech Republic, 4.125%, 3/18/20	EUR	730,000	$1,076,993
Total Czech Republic (identified cost $1,102,187)			$1,076,993
Denmark — 2.2%
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	$314,713
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	203,449
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	43,986
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	204,194
Total Denmark (identified cost $667,707)			$766,342

Security	Principal		U.S. $ Value
France — 15.9%
Government of France, 4.00%, 4/25/09	EUR	1,055,000	$1,640,586
Government of France, 4.00%, 10/25/13	EUR	905,000	1,405,008
Government of France, 4.00%, 4/25/14	EUR	570,000	883,590
Government of France, 3.75%, 4/25/17	EUR	420,000	629,866
Government of France, 5.50%, 4/25/29	EUR	641,000	1,100,177
Total France (identified cost $5,067,850)			$5,659,227
Germany — 14.1%
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	$1,987,752
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,056,000	1,632,116
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,381,198
Total Germany (identified cost $4,270,917)			$5,001,066
Ghana — 0.4%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	140,000	$139,949
Total Ghana (identified cost $145,651)			$139,949
Iceland — 0.6%
Republic of Iceland, 9.50%, 6/13/08	ISK	16,672,000	$221,933
Total Iceland (identified cost $225,932)			$221,933
Netherlands — 3.8%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$363,124
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	342,577
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	326,877
Government of Netherlands, 3.75%, 1/15/23	EUR	226,000	320,666
Total Netherlands (identified cost $1,203,951)			$1,353,244
Nigeria — 0.3%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	6,343,000	$55,529
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	6,841,000	53,893
Total Nigeria (identified cost $108,438)			$109,422
Peru — 0.3%
Republic of Peru, 12.25%, 8/10/11	PEN	243,000	$103,119
Total Peru (identified cost $107,436)			$103,119

See notes to financial statements
11

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	4,100,000	$36,849
Total Sri Lanka (identified cost $36,892)			$36,849
Sweden — 3.0%
Swedish Government, 5.00%, 1/28/09	SEK	470,000	$78,884
Swedish Government, 6.75%, 5/5/14	SEK	395,000	75,292
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	895,877
Total Sweden (identified cost $933,790)			$1,050,053
United Kingdom — 6.8%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	334,000	$666,121
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	650,289
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	543,331
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	562,806
Total United Kingdom (identified cost $2,446,859)			$2,422,547
Total Foreign Government Bonds (identified cost $18,919,068)			$20,696,889
Mortgage-Backed Securities — 25.1%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$918,754	$942,234
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		1,119,754	1,198,268
Total Collateralized Mortgage Obligations (identified cost $2,129,252)			$2,140,502
Mortgage Pass-Throughs — 19.1%
Federal National Mortgage Association: 6.00% with maturity at 2019		$480,715	$495,170
6.50% with maturity at 2017		1,238,126	1,288,954
			$1,784,124
Government National Mortgage Association: 8.00% with maturity at 2016		2,374,959	2,524,520
9.00% with various maturities to 2024(4)		2,216,138	2,484,366
			$5,008,886

U.S. $ Value
Total Mortgage Pass-Throughs (identified cost $6,698,275)	$6,793,010
Total Mortgage-Backed Securities (identified cost $8,827,527)	$8,933,512
Currency Options Purchased — 3.1%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	660,520	117.95	7/1/08	$868,709
Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	178,900
South Korean Won Call Option	KRW	452,600	905.2	7/28/09	1,132
South Korean Won Put Option	KRW	452,600	905.2	7/28/09	42,481
Total Currency Options Purchased (identified cost $321,608)					$1,091,222
Short-Term Investments — 12.6%
Foreign Government Securities — 9.7%

Security	Principal		U.S. $ Value
Egypt — 6.0%
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	1,700,000	$315,975
Egyptian Treasury Bill, 0.00%, 5/13/08	EGP	1,000,000	185,667
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	3,450,000	639,858
Egyptian Treasury Bill, 0.00%, 5/27/08	EGP	1,600,000	296,421
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	850,000	157,127
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	1,750,000	322,062
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	50,000	9,181
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	1,200,000	217,034
Total Egypt (identified cost $2,108,320)			$2,143,325
Georgia — 1.0%
Bank of Georgia Group, 7.00%, 5/30/08(5)	GEL	145,500	$99,341
Bank of Georgia Group, 7.50%, 6/26/08(5)	GEL	147,700	100,843
Bank of Georgia Group, 8.25%, 10/10/08(5)	GEL	217,650	148,602
Total Georgia (identified cost $350,000)			$348,786

See notes to financial statements
12

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Peru — 2.7%
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	700,000	$244,223
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	400,000	139,018
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	205,053
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	102,107
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	67,849
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	202,723
Total Peru (identified cost $923,500)			$960,973
Total Foreign Government Securities (identified cost $3,381,820)			$3,453,084
Other Securities — 2.9%
Description	Interest (000's omitted)		U.S. $ Value
Investment in Cash Management Portfolio, 2.49%(6)		1,029	$1,029,252
Total Other Securities (identified cost $1,029,252)			$1,029,252
Total Short-Term Investments (identified cost $4,411,072)			$4,482,336
Total Investments — 99.0% (identified cost $32,479,275)			$35,203,959
Currency Options Written — (0.2)%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(75,950)
Total Currency Options Written (premiums received $117,803)					$(75,950)
Other Assets, Less Liabilities — 1.2%					$422,674
Net Assets — 100.0%					$35,550,683

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CRC - Costa Rican Colon

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

GEL - Georgian Lari

GHS - Ghanaian Cedi

ISK - Icelandic Krona

JPY - Japanese Yen

KRW - South Korean Won

LKR - Sri Lanka Rupee

NGN - Nigerian Naira

PEN - Peruvian Sol

SEK - Swedish Krona

(1)  Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 239,362.

(2)  Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 35,977,344.

(3)  Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,151,396.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
13

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $31,450,023)	$34,174,707
Affiliated investment, at value (identified cost, $1,029,252)	1,029,252
Foreign currency, at value (identified cost, $185,471)	185,420
Interest receivable	340,677
Interest receivable from affiliated investment	2,015
Receivable for daily variation margin on open financial futures contracts	2,420
Receivable for open forward foreign currency contracts	34,786
Receivable for closed forward foreign currency contracts	3,616
Receivable for open swap contracts	145,178
Total assets	$35,918,071
Liabilities
Payable for open forward foreign currency contracts	$156,011
Payable for closed forward foreign currency contracts	26,974
Written options outstanding, at value (premiums received, $117,803)	41,853
Payable for investments purchased	36,940
Payable to affiliate for investment adviser fee	15,047
Payable for open swap contracts	25,224
Accrued expenses and other liabilities	65,339
Total liabilities	$367,388
Net Assets applicable to investors' interest in Portfolio	$35,550,683
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$32,751,872
Net unrealized appreciation (computed on the basis of identified cost)	2,798,811
Total	$35,550,683

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest (net of foreign taxes, $409)	$671,830
Interest income allocated from affiliated investment	48,573
Expenses allocated from affiliated investment	(5,577)
Total investment income	$714,826
Expenses
Investment adviser fee	$89,574
Trustees' fees and expenses	50
Custodian fee	38,260
Legal and accounting services	34,480
Miscellaneous	1,302
Total expenses	$163,666
Deduct — Reduction of custodian fee	$18
Total expense reductions	$18
Net expenses	$163,648
Net investment income	$551,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$110,622
Financial futures contracts	18,267
Swap contracts	13,953
Foreign currency and forward foreign currency exchange contract transactions	604,633
Net realized gain	$747,475
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,368,964
Financial futures contracts	(24,944)
Swap contracts	118,010
Written options	75,950
Foreign currency and forward foreign currency exchange contracts	(217,995)
Net change in unrealized appreciation (depreciation)	$1,319,985
Net realized and unrealized gain	$2,067,460
Net increase in net assets from operations	$2,618,638

See notes to financial statements
14

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$551,178	$274,606
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	747,475	356,685
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contracts	1,319,985	1,478,826
Net increase in net assets from operations	$2,618,638	$2,110,117
Capital transactions — Contributions	$10,129,177	$24,936,962
Withdrawals	(776,963)	(3,467,248)
Net increase in net assets from capital transactions	$9,352,214	$21,469,714
Net increase in net assets	$11,970,852	$23,579,831
Net Assets
At beginning of period	$23,579,831	$—
At end of period	$35,550,683	$23,579,831

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements
15

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Period Ended October 31, 2007(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.11	%(3)	1.35	%(3)
Net investment income	3.63	%(3)	3.75	%(3)
Portfolio Turnover	11%		2%
Total Return	9.72	%(4)	10.05	%(4)
Net assets, end of period (000's omitted)	$35,551		$23,580

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
16

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance International Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 16.8%, 11.8% and 71.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quotes) are valued are amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.
The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2008, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio's initial year of operations from June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

17

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

18

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $94,728 of which $5,154 was allocated from Cash Management and $89,574 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive

19

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$7,567,939
U.S. Government and Agency Securities	2,884,906
$10,452,845
Sales
Investments (non-U.S. Government)	$1,818,205
U.S. Government and Agency Securities	782,655
$2,600,860

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,513,905
Gross unrealized appreciation	$2,836,912
Gross unrealized depreciation	(146,858)
Net unrealized appreciation	$2,690,054

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts, interest rate swaps, credit default swaps, financial futures contracts, and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/02/08	Brazilian Real 424,000	United States Dollar 246,154	$(901)
5/06/08	Canadian Dollar 394,000	United States Dollar 388,135	(3,070)
5/27/08	Euro 148,400	United States Dollar 236,707	5,866
5/28/08	New Zealand Dollar 225,000	United States Dollar 178,585	3,467
6/06/08	Peruvian New Sol 700,000	United States Dollar 238,420	(8,012)
7/03/08	Peruvian New Sol 400,000	United States Dollar 136,286	(4,741)
11/06/08	Peruvian New Sol 300,000	United States Dollar 101,902	(4,363)
11/10/08	Peruvian New Sol 300,000	United States Dollar 101,850	(4,428)
12/11/08	Peruvian New Sol 300,000	United States Dollar 101,902	(4,471)
2/09/09	Peruvian New Sol 600,000	United States Dollar 203,114	(9,990)
5/12/08	South African Rand 4,741,457	United States Dollar 616,783	(10,317)
5/14/08	Swedish Krona 4,732,000	Euro 504,058	(4,643)
			$(45,603)

20

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/27/08	Botswana Pula 62,000	United States Dollar 9,336	$285
5/30/08	British Pound Sterling 102,339	United States Dollar 203,646	(1,339)
5/30/08	Euro 469,311	United States Dollar 733,262	(3,321)
5/07/08	Icelandic Krona 20,475,317	Euro 178,590	(4,648)
5/13/08	Icelandic Krona 5,172,000	Euro 45,253	(1,413)
5/12/08	Indian Rupee 3,876,000	United States Dollar 96,779	(1,191)
5/19/08	Indian Rupee 4,268,000	United States Dollar 106,807	(1,613)
5/27/08	Indian Rupee 11,425,000	United States Dollar 285,696	(4,290)
5/19/08	Indonesian Rupiah 5,081,253,000	United States Dollar 550,575	(673)
5/12/08	Japanese Yen 758,514,260	United States Dollar 7,335,231	(72,753)
5/19/08	Kazakh Tenge 33,509,000	United States Dollar 276,374	1,490
6/18/08	Kazakh Tenge 19,304,000	United States Dollar 158,580	944
5/27/08	Kenyan Shilling 2,435,000	United States Dollar 39,376	(103)
5/08/08	Malaysian Ringgit 575,000	United States Dollar 180,403	1,609
5/15/08	Malaysian Ringgit 390,000	United States Dollar 122,522	917
5/22/08	Malaysian Ringgit 560,000	United States Dollar 177,947	(719)
5/27/08	Malaysian Ringgit 1,082,000	United States Dollar 344,949	(2,543)
5/30/08	Malaysian Ringgit 670,000	United States Dollar 214,016	(1,999)
5/09/08	Mexican Peso 727,000	United States Dollar 68,950	203
5/12/08	Mexican Peso 1,059,179	United States Dollar 101,114	(401)
5/05/08	New Turkish Lira 246,050	United States Dollar 188,270	4,102

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/20/08	New Turkish Lira 247,000	United States Dollar 183,466	$8,618
5/27/08	New Turkish Lira 226,366	United States Dollar 173,594	2,006
5/12/08	Philippine Peso 7,758,000	United States Dollar 185,923	(2,471)
5/12/08	Polish Zloty 616,000	Euro 178,146	232
5/28/08	Polish Zloty 346,000	Euro 101,099	(1,598)
6/05/08	Polish Zloty 2,595,130	Euro 750,103	304
5/07/08	Zambian Kwacha 139,390,000	United States Dollar 35,860	4,235
6/11/08	Zambian Kwacha 26,000,000	United States Dollar 6,917	508
			$(75,622)

At April 30, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $3,616 and a payable of $26,974.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	4 Euro-Bund	Long	$473,861	$456,280	$(17,581)
6/08	12 U.K. Gilt	Long	1,302,854	1,299,480	(3,374)
6/08	3 Canadian 10 Year Treasury Bond	Long	358,859	354,870	(3,989)
					$(24,944)

Interest Rate Swaps

Counterparty	Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(5,714)
						$(5,714)

BRL — Brazilian Real

21

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays	Turkey (Republic of)	Buy	$540	2.12%	1/20/13	$4,022
J.P. Morgan Chase, N.A.	Greece	Buy	4,000	0.13	9/20/17	99,875
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.70	3/20/18	725
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.75	3/20/18	3,301
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.88	3/20/18	2,075
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	2,225
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.10	3/20/23	4,175
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.45	3/20/18	7,559
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	843	1.45	7/20/12	21,221
Lehman Brothers, Inc.	CDX.EM.9 Index*	Buy	1,100	2.65	6/30/13	(19,510)
						$125,668

*  CDX.EM.9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Written call option activity for the six months ended April 30, 2008 was as follows:

	Principal Amount of Contracts (000's omitted)	Premiums Received
Outstanding, beginning of period	—	$—
Options written	1,099,073	117,803
Outstanding, end of period	1,099,073	$117,803

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

22

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

23

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance International Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the terms of the investment advisory agreement of the International Income Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The

25

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

26

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES

Eaton Vance International Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES CONT'D

Eaton Vance International Income Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Christine M. Johnston
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of International Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance International Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3042-6/08  INTLISRC

Semiannual Report April 30, 2008

EATON VANCE
LOW
DURATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Low Duration Fund as of April 30, 2008

INVESTMENT UPDATE

Susan Schiff, CFA
Portfolio Manager

Economic and Market Conditions

•    The six months ended April 30, 2008 were among the most volatile periods in decades for the mortgage-backed securities (MBS) market, as the growing credit crisis roiled the financial markets. The credit crunch, which began in 2007 as a result of problems associated with subprime lending, worsened in early 2008 amid declining home values and a weakening economy. As foreclosures surged among subprime borrowers, investors became increasingly risk-averse, even with respect to higher-quality, agency-backed MBS. Hurt by large write-offs, banks curtailed lending, resulting in less cash available for new loans. Like the rest of the fixed-income markets, the MBS market reflected the investor concerns.

•    At mid-March 2008, the financial markets began to stabilize, as the Federal Reserve (the Fed) initiated several unprecedented actions to inject liquidity into the credit markets and keep the financial markets functioning. Those moves included a series of dramatic interest rate cuts, the introduction of innovative lending facilities and the rescue of troubled Bear Stearns. In the wake of the Fed’s emergency actions, the MBS markets stabilized, although credit remained tight by historical standards. Five-year Treasury bond yields declined by around 100 basis points (1.00%) during the period. Seasoned MBS spreads widened around 100 basis points (1.00%). Prepayment rates for seasoned MBS remained in the mid teens.

•    Within the leveraged loan market, the price dislocation that began in the second half of 2007 worsened during the first quarter of 2008. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen around 4-5% by December 2007, declined a further 7-8% by mid-February 2008 before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising steadily from mid-March 2008 and, as of April 30, 2008, were up approximately 4-5% from their mid-February 2008 bottom.

Management Discussion

•    Low Duration Fund seeks total return, an objective it pursues primarily through investments in securities issued by the U.S. government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets is invested in investment grade securities. The Fund pursues its objective by investing in one or more registered investment companies (each a “Portfolio”) that are managed by Eaton Vance Management or its affiliates. The Fund currently invests in Floating Rate Portfolio and Investment Portfolio (collectively, the “Portfolios”).

•    During the six months ended April 30, 2008, the Fund’s investment emphasis remained on seasoned, fixed-rate agency MBS through its investment in Investment Portfolio. While Investment Portfolio’s seasoned MB S felt the impact of the credit crunch, management believed that the underlying credit quality of this segment remained generally sound during the period. Typically, seasoned MBS were originated in the 1980s or 1990s. They also have generally lower loan-to-home value ratios, meaning that these homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. Investment Portfolio had no direct exposure to the subprime lending market or to non-agency MBS during the period.

Eaton Vance Low Duration Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	2.78%
Class B(1)	2.27%
Class C(1)	2.35%
Merrill Lynch 1-3 Year Treasury Index(2)	4.21%
Lipper Short U.S. Government Funds Average(2)	2.67%

Please refer to page 3 for additional performance information.

(1) These returns do not include the 2.25% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Absent a fee waiver and expense reimbursement by the investment adviser and administrator, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•    Management increased its exposure to 10-and 15-year seasoned, fixed-rate MBS during the period. In the view of management, that segment represented the most undervalued area of the market from a relative-value standpoint during the period. Investment Portfolio reduced its exposure to commercial MBS to 3% at April 30, 2008, from around 10% at October 31, 2007.

•    Investment Portfolio’s duration was 2.09 years at April 30, 2008, little changed from 2.11 years at October 31, 2007. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

•    The Fund retained approximately a 10% weighting in floating-rate loans through its investment in Floating Rate Portfolio. Floating Rate Portfolio’s investments included 471 borrowers at April 30, 2008, with an average loan size of 0.21% of total investments, and no industry constituting more than 10% of total investments. Publishing, health care, cable and satellite television, business equipment and services and chemicals and plastics were the top industry weightings. Building and development represented roughly 6% of total investments and was diversified across home builders, building products, commercial real estate and other general sub-sectors. Home builders represented less than 2% of the Portfolio. The Portfolio had no exposure to subprime loans or sub-prime lenders during the period.

•    Floating Rate Portfolio had a 15% exposure in European loans at April 30, 2008. While the Portfolio’s involvement in the European leveraged loan market represented further opportunity for diversification, this market was affected similarly to the U.S. market during the recent credit market turmoil. Like the U.S. loan market, defaults and credit losses in the European loan market have been minimal and management believes that market prices should gradually recover here as well.

Portfolio Composition

Diversification by Sectors(3)

By total investments

(3)  The Diversification by Sectors breakdown reflects the Fund’s investments in Investment Portfolio and Floating Rate Portfolio as of 4/30/08. Sectors are shown as a percentage of the Fund’s total investments in the Portfolios.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information may not be representative of the Portfolios’ current or future investments and may change due to active management.

2

Eaton Vance Low Duration Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C
Class Share Symbol	EALDX	EBLDX	ECLDX

Average Annual Total Returns (at net asset value)
Six months	2.78%	2.27%	2.35%
One year	5.20	4.40	4.56
Five years	2.77	2.00	2.15
Life of Fund†	2.73	1.96	2.11

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	0.43%	-0.73%	1.35%
One year	2.81	1.40	3.56
Five years	2.30	2.00	2.15
Life of Fund†	2.31	1.96	2.11

†    Inception Dates – Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent a fee waiver and expense reimbursement by the investment adviser and administrator, the returns would be lower. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C

Gross Expense Ratio	1.41%	2.16%	2.01%
Net Expense Ratio	1.00	1.75	1.60

(2)  From the Fund’s prospectus dated 3/1/08. The net expense ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reduction, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Low Duration Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Low Duration Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,027.80	$5.04	**
Class B	$1,000.00	$1,022.70	$8.80	**
Class C	$1,000.00	$1,023.50	$8.05	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.02	**
Class B	$1,000.00	$1,016.20	$8.77	**
Class C	$1,000.00	$1,016.90	$8.02	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A shares, 1.75% for Class B shares, and 1.60% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

**  Absent a fee waiver and expense reimbursement by the investment adviser and administrator, expenses would be higher.

4

Eaton Vance Low Duration Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Investment Portfolio, at value (identified cost, $84,113,333)	$84,140,372
Investment in Floating Rate Portfolio, at value (identified cost, $9,299,718)	9,136,689
Receivable for Fund shares sold	43,652
Receivable from the investment adviser and administrator	5,377
Total assets	$93,326,090
Liabilities
Payable for Fund shares redeemed	$737,481
Dividends payable	150,266
Payable to affiliate for distribution and service fees	37,059
Payable to affiliate for Trustees' fees	110
Accrued expenses	43,979
Total liabilities	$968,895
Net Assets	$92,357,195
Sources of Net Assets
Paid-in capital	$102,561,628
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(9,770,601)
Accumulated distributions in excess of net investment income	(297,842)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(135,990)
Total	$92,357,195
Class A Shares
Net Assets	$57,738,207
Shares Outstanding	6,409,486
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.01
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.01)	$9.22
Class B Shares
Net Assets	$4,503,231
Shares Outstanding	499,786
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.01
Class C Shares
Net Assets	$30,115,757
Shares Outstanding	3,342,283
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.01
On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and dividends allocated from Portfolios	$1,560,235
Expenses allocated from Portfolios	(197,853)
Net investment income from Portfolios	$1,362,382
Expenses
Investment adviser and administration fees	$45,165
Trustees' fees and expenses	182
Distribution and service fees Class A	41,276
Class B	21,379
Class C	98,396
Custodian fee	23,280
Registration fees	22,750
Legal and accounting services	18,928
Printing and postage	8,554
Transfer and dividend disbursing agent fees	8,224
Miscellaneous	8,852
Total expenses	$296,986
Deduct — Allocation of expenses to the investment adviser and administrator	$60,313
Reduction of investment adviser fee and administration fee	45,165
Total expense reductions	$105,478
Net expenses	$191,508
Net investment income	$1,170,874
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(40,289)
Financial futures contracts	217,009
Swap contracts	699
Foreign currency transactions	(41,623)
Net realized gain	$135,796
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(160,144)
Financial futures contracts	(8,295)
Swap contracts	(567)
Foreign currency	15,082
Net change in unrealized appreciation (depreciation)	$(153,924)
Net realized and unrealized loss	$(18,128)
Net increase in net assets from operations	$1,152,746

See notes to financial statements
5

Eaton Vance Low Duration Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$1,170,874	$1,561,983
Net realized gain (loss) from investments, financial futures contracts, swap contracts and foreign currency transactions	135,796	(14,209)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts and foreign currency	(153,924)	185,528
Net increase in net assets from operations	$1,152,746	$1,733,302
Distributions to shareholders — From net investment income Class A	$(810,804)	$(1,030,092)
Class B	(91,555)	(201,516)
Class C	(510,898)	(697,083)
Tax return of capital Class A	—	(27,746)
Class B	—	(6,347)
Class C	—	(21,243)
Total distributions to shareholders	$(1,413,257)	$(1,984,027)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$40,934,410	$13,252,931
Class B	3,794,408	2,107,781
Class C	18,463,963	7,275,909
Net asset value of shares issued to shareholders in payment of distributions declared Class A	476,942	625,845
Class B	51,249	128,682
Class C	339,104	467,001
Cost of shares redeemed Class A	(6,068,808)	(17,468,719)
Class B	(1,129,521)	(1,769,335)
Class C	(4,907,037)	(6,291,399)
Net asset value of shares exchanged Class A	1,566,482	3,558,902
Class B	(1,566,482)	(3,558,902)
Net increase (decrease) in net assets from Fund share transactions	$51,954,710	$(1,671,304)
Net increase (decrease) in net assets	$51,694,199	$(1,922,029)

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$40,662,996	$42,585,025
At end of period	$92,357,195	$40,662,996
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(297,842)	$(55,459)

See notes to financial statements
6

Eaton Vance Low Duration Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended	Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		December 31, 2003(1)	December 31, 2002(1)(3)
Net asset value — Beginning of period	$8.990		$9.060	$9.220	$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.183		$0.397	$0.333	$0.224	$0.142		$0.098	$0.056
Net realized and unrealized gain (loss)	0.066		0.028	0.002	(0.033)	(0.027)		(0.120)	0.035
Total income (loss) from operations	$0.249		$0.425	$0.335	$0.191	$0.115		$(0.022)	$0.091
Less distributions
From net investment income	$(0.229)		$(0.482)	$(0.495)	$(0.391)	$(0.285)		$(0.378)	$(0.101)
Tax return of capital	—		(0.013)	—	—	—		—	—
Total distributions	$(0.229)		$(0.495)	$(0.495)	$(0.391)	$(0.285)		$(0.378)	$(0.101)
Net asset value — End of period	$9.010		$8.990	$9.060	$9.220	$9.420		$9.590	$9.990
Total Return(4)	2.78	%(9)	4.82%	3.74%	2.06%	1.22	%(9)	(0.23)%	0.91	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,738		$20,998	$21,157	$23,876	$38,147		$63,709	$27,033
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)(7)	1.00	%(8)	1.17%	1.29%	1.24%	1.20	%(8)	1.21%	1.16	%(8)
Net investment income	4.08	%(8)	4.40%	3.65%	2.41%	1.80	%(8)	1.00%	2.18	%(8)
Portfolio Turnover of Investment Portfolio	11%		35%	46%	67%	92%		43%	0%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%		n/a	n/a
Portfolio Turnover of Government Obligations Portfolio	n/a		n/a	2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived all or a portion of its investment adviser and administration fees and/or the administrator reimbursed expenses (equal to 0.35%, 0.39%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of average daily net assets for the six months ended April 30, 2008, the years ended October 31, 2007, 2006 and 2005, the period ended October 31, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively.)

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
7

Eaton Vance Low Duration Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended	Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		December 31, 2003(1)	December 31, 2002(1)(3)
Net asset value — Beginning of period	$9.000		$9.060	$9.210	$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.157		$0.330	$0.266	$0.153	$0.083		$0.024	$0.039
Net realized and unrealized gain (loss)	0.047		0.036	0.010	(0.043)	(0.028)		(0.121)	0.033
Total income (loss) from operations	$0.204		$0.366	$0.276	$0.110	$0.055		$(0.097)	$0.072
Less distributions
From net investment income	$(0.194)		$(0.413)	$(0.426)	$(0.320)	$(0.225)		$(0.303)	$(0.082)
Tax return of capital	—		(0.013)	—	—	—		—	—
Total distributions	$(0.194)		$(0.426)	$(0.426)	$(0.320)	$(0.225)		$(0.303)	$(0.082)
Net asset value — End of period	$9.010		$9.000	$9.060	$9.210	$9.420		$9.590	$9.990
Total Return(4)	2.27	%(9)	4.14%	3.07%	1.18%	0.58	%(9)	(0.98)%	0.72	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,503		$3,367	$6,491	$9,704	$14,022		$17,547	$10,725
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)(7)	1.75	%(8)	1.92%	2.04%	1.99%	1.95	%(8)	1.96%	1.91	%(8)
Net investment income	3.50	%(8)	3.66%	2.91%	1.64%	1.05	%(8)	0.25%	1.49	%(8)
Portfolio Turnover of Investment Portfolio	11%		35%	46%	67%	92%		43%	0%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%		n/a	n/a
Portfolio Turnover of Government Obligations Portfolio	n/a		n/a	2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived all or a portion of its investment adviser and administration fees and/or the administrator reimbursed expenses (equal to 0.35%, 0.39%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of average daily net assets for the six months ended April 30, 2008, the years ended October 31, 2007, 2006 and 2005, the period ended October 31, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively.)

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Low Duration Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended	Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)		December 31, 2003(1)	December 31, 2002(1)(3)
Net asset value — Beginning of period	$9.000		$9.060	$9.220	$9.420	$9.590		$9.980	$10.000
Income (loss) from operations
Net investment income	$0.162		$0.342	$0.277	$0.167	$0.095		$0.040	$0.041
Net realized and unrealized gain (loss)	0.049		0.038	0.003	(0.033)	(0.028)		(0.112)	0.025
Total income (loss) from operations	$0.211		$0.380	$0.280	$0.134	$0.067		$(0.072)	$0.066
Less distributions
From net investment income	$(0.201)		$(0.427)	$(0.440)	$(0.334)	$(0.237)		$(0.318)	$(0.086)
Tax return of capital	—		(0.013)	—	—	—		—	—
Total distributions	$(0.201)		$(0.440)	$(0.440)	$(0.334)	$(0.237)		$(0.318)	$(0.086)
Net asset value — End of period	$9.010		$9.000	$9.060	$9.220	$9.420		$9.590	$9.980
Total Return(4)	2.35	%(9)	4.30%	3.12%	1.45%	0.71	%(9)	(0.74)%	0.66	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,116		$16,298	$14,937	$25,050	$34,495		$55,078	$18,387
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)(7)	1.60	%(8)	1.78%	1.89%	1.84%	1.80	%(8)	1.81%	1.76	%(8)
Net investment income	3.61	%(8)	3.80%	3.04%	1.79%	1.20	%(8)	0.41%	1.56	%(8)
Portfolio Turnover of Investment Portfolio	11%		35%	46%	67%	92%		43%	0%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%		n/a	n/a
Portfolio Turnover of Government Obligations Portfolio	n/a		n/a	2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived all or a portion of its investment adviser and administration fees and/or the administrator reimbursed expenses (equal to 0.35%, 0.39%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of average daily net assets for the six months ended April 30, 2008, the years ended October 31, 2007, 2006 and 2005, the period ended October 31, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively.)

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance Low Duration Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Portfolio and Floating Rate Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Investment Portfolio and Floating Rate Portfolio (83.0% and 0.2%, respectively, at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Investment Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. A copy of Floating Rate Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Investment Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Floating Rate Portfolio's valuation policies are as follows: The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually

10

Eaton Vance Low Duration Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued at prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $9,988,543 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($5,478), October 31, 2011 ($4,082,489), October 31, 2012 ($3,697,770), October 31, 2013 ($1,016,104), October 31, 2014 ($811,882) and October 31, 2015 ($374,820).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses.

11

Eaton Vance Low Duration Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund's assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement, as amended by a fee waiver agreement, the fee is computed at an annual rate of 0.15% of the Fund's average daily net assets, all of which is waived. The fee waiver agreement may not be amended or terminated without the approval of the Fund's Trustees and shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2008, the Fund's allocated portion of the adviser fees paid by the Portfolios was 0.50% of the Fund's average daily net assets and amounted to $151,484. EVM has agreed to reimburse expenses to the extent that total annual operating expenses exceed 1.00%, 1.75% and 1.60% of the average daily net assets of Class A, Class B and Class C, respectively, through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM reimbursed expenses of $60,313 for the six months ended April 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM received $1,306 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $4,174 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $41,276 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts

12

Eaton Vance Low Duration Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $16,034 and $69,456 for Class B and Class C shares, respectively, representing 0.75% (annualized) and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $881,000 and $5,235,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $5,345 and $28,940, for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $240,600 and $137,500 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Investment Portfolio	$63,498,939	$17,355,686
Floating Rate Portfolio	5,393,543	267,452

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	4,519,850	1,473,045
Issued to shareholders electing to receive payments of distributions in Fund shares	52,655	69,494
Redemptions	(671,208)	(1,938,771)
Exchange from Class B shares	173,469	394,836
Net increase (decrease)	4,074,766	(1,396)
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	418,376	234,323
Issued to shareholders electing to receive payments of distributions in Fund shares	5,655	14,276
Redemptions	(125,216)	(196,842)
Exchange to Class A shares	(173,261)	(394,196)
Net increase (decrease)	125,554	(342,439)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	2,035,146	808,686
Issued to shareholders electing to receive payments of distributions in Fund shares	37,431	51,844
Redemptions	(541,952)	(698,324)
Net increase	1,530,625	162,206

13

Eaton Vance Low Duration Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Investment Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 97.4%
Mortgage Pass-Throughs — 89.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with maturity at 2014	$3,157	$3,181,255
5.422%, with various maturities to 2037(1)	1,157	1,151,690
5.50%, with various maturities to 2017	2,744	2,789,513
6.00%, with various maturities to 2016	10,657	10,993,039
6.244%, with maturity at 2022(1)	827	828,924
6.50%, with maturity at 2019	604	629,679
7.50%, with maturity at 2017	497	522,932
8.00%, with various maturities to 2025	932	1,010,499
9.25%, with maturity at 2017	30	32,233
		$21,139,764
Federal National Mortgage Association:
4.50%, with various maturities to 2018	$26,555	$26,506,054
5.00%, with various maturities to 2018	4,797	4,845,832
5.22%, with maturity at 2027(1)	1,533	1,529,332
5.322%, with various maturities to 2036(1)	1,613	1,609,221
5.323%, with maturity at 2035(1)	1,584	1,577,072
5.357%, with maturity at 2036(1)	1,183	1,182,139
5.50%, with various maturities to 2018(1)	10,981	11,196,295
5.615%, with maturity at 2018(1)	173	171,861
6.00%, with various maturities to 2031	6,995	7,196,867
6.321%, with maturity at 2032(1)	1,150	1,178,841
6.50%, with various maturities to 2019	4,447	4,629,866
7.00%, with various maturities to 2016	1,417	1,469,609
8.00%, with maturity at 2023	318	343,434
9.00%, with maturity at 2011	199	202,470
9.50%, with various maturities to 2022	1,669	1,834,761
9.624%, with maturity at 2018(2)	870	974,287
		$66,447,941
Government National Mortgage Association:
5.125%, with various maturities to 2027(1)	$1,613	$1,637,955
8.25%, with maturity at 2020	524	575,824
9.00%, with maturity at 2017	670	742,725
		$2,956,504
Total Mortgage Pass-Throughs (identified cost $90,568,044)		$90,544,209

Collateralized Mortgage Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 4.21%, 10/15/22(3)	$185	$182,966
Series 1694, Class PQ, 6.50%, 9/15/23	4	4,210
		$187,176
Federal National Mortgage Association:
Series G93-17, Class FA, 3.906%, 4/25/23(3)	$381	$383,467
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,734	1,806,970
Series G97-4, Class FA, 3.519%, 6/17/27(3)	334	332,323
Series 1993-140, Class J, 6.65%, 6/25/13	784	792,561
Series 1993-250, Class Z, 7.00%, 12/25/23	750	783,380
Series 2001-4, Class GA, 10.204%, 4/17/25(3)(4)	495	556,303
		$4,655,004
Total Collateralized Mortgage Obligations (identified cost $4,833,561)		$4,842,180
Commercial Mortgage-Backed Securities — 3.3%
Security	Principal Amount (000's omitted)	Value
GS Mortgage Securities Corp. II:
Series 2001-LIB, Class A2, 6.615%, due 2016(5)	$1,000	$1,075,686
Series 2001-ROCK, Class A2FL, 3.06%, due 2018(3)(5)	2,000	1,996,369
		$3,072,055
JP Morgan Chase Commerial Mortgage Securities:
Series 2004-PNC1, Class A1, 2.802%, due 2041(5)	$264	$262,028
		$262,028
Total Commercial Mortgage-Backed Securities (identified cost $3,314,178)		$3,334,083
Total Mortgage-Backed Securities (identified cost $98,715,783)		$98,720,472

See notes to financial statements
15

Investment Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 2.1%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(6)	$2,179	$2,178,904
Total Short-Term Investments (identified cost $2,178,904)		$2,178,904
Total Investments — 99.5% (identified cost $100,894,687)		$100,899,376
Other Assets, Less Liabilities — 0.5%		$464,610
Net Assets — 100.0%		$101,363,986

(1)  Adjustable rate mortgage.

(2)  Weighted average fixed-rate coupon that changes/updates monthly.

(3)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2008.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $3,334,083 or 3.3% of the Portfolio's net assets.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
16

Investment Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $98,715,783)	$98,720,472
Affiliated investment, at value (identified cost, $2,178,904)	2,178,904
Receivable for investments sold	20,051
Interest receivable	452,110
Interest receivable from affiliated investment	32,650
Receivable for daily variation margin on open financial futures contracts	12,656
Total assets	$101,416,843
Liabilities
Payable to affiliate for investment adviser fee	$34,379
Payable to affiliate for Trustees' fees	370
Accrued expenses	18,108
Total liabilities	$52,857
Net Assets applicable to investors' interest in Portfolio	$101,363,986
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$101,323,974
Net unrealized appreciation (computed on the basis of identified cost)	40,012
Total	$101,363,986

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$1,359,577
Interest income allocated from affiliated investment	185,088
Expenses allocated from affiliated investment	(24,475)
Total investment income	$1,520,190
Expenses
Investment adviser fee	$134,622
Trustees' fees and expenses	1,092
Custodian fee	25,176
Legal and accounting services	15,106
Miscellaneous	1,821
Total expenses	$177,817
Deduct — Reduction of custodian fee	$15
Total expense reductions	$15
Net expenses	$177,802
Net investment income	$1,342,388
Realized and Unrealized Gain (Loss)
Net realized gain — Investment transactions (identified cost basis)	$1,472
Financial futures contracts	247,192
Net realized gain	$248,664
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,166
Financial futures contracts	(9,338)
Net change in unrealized appreciation (depreciation)	$(7,172)
Net realized and unrealized gain	$241,492
Net increase in net assets from operations	$1,583,880

See notes to financial statements
17

Investment Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$1,342,388	$1,729,341
Net realized gain from investment transactions and financial futures contracts	248,664	15,956
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,172)	232,646
Net increase in net assets from operations	$1,583,880	$1,977,943
Capital transactions — Contributions	$74,951,336	$34,404,809
Withdrawals	(17,494,888)	(32,894,354)
Net increase in net assets from capital transactions	$57,456,448	$1,510,455
Net increase in net assets	$59,040,328	$3,488,398
Net Assets
At beginning of period	$42,323,658	$38,835,260
At end of period	$101,363,986	$42,323,658

See notes to financial statements
18

Investment Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended		Year Ended	Period Ended
	(Unaudited)		2007	2006	2005	October 31, 2004(1)		December 31, 2003	December 31, 2002(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.64	%(3)	0.65%	0.66%	0.65%	0.62	%(3)	0.59%	0.50	%(3)(4)
Expenses after custodian fee reduction	0.64	%(3)	0.65%	0.66%	0.64%	0.62	%(3)	0.59%	0.50	%(3)(4)
Net investment income	4.25	%(3)	4.67%	4.03%	2.65%	1.51	%(3)	0.92%	0.84	%(3)
Portfolio Turnover	11%		35%	46%	67%	92%		43%	0%
Total Return	3.52	%(5)	5.52%	4.29%	2.32%	1.12	%(5)	0.74%	0.23	%(5)
Net assets, end of period (000's omitted)	$101,364		$42,324	$38,835	$46,041	$58,345		$72,157	$25,058

(1)  For the ten-month period ended October 31, 2004.

(2)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

(4)  The investment adviser waived a portion of its investment adviser fee (equal to 0.57% of average daily net assets for the period ended December 31, 2002).

(5)  Not annualized.

See notes to financial statements
19

Investment Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Low Duration Fund and Eaton Vance Strategic Income Fund held an interest of 83.0% and 14.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Investments for which market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

20

Investment Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio's average daily net assets and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $157,260 of which $22,638 was allocated from Cash Management and $134,622 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.50% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$290,538
U.S. Government and Agency Securities	64,155,398
$64,445,936

21

Investment Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Sales
Investments (non-U.S. Government)	$30,654
U.S. Government and Agency Securities	6,877,094
$6,907,748

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,101,179
Gross unrealized appreciation	$389,117
Gross unrealized depreciation	(590,920)
Net unrealized depreciation	$(201,803)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/08	30 U.S Treasury Note	Long	$3,439,052	$3,474,375	$35,323

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

22

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administration agreement of the Eaton Vance Low Duration Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Floating Rate Portfolio, the Government Obligations Portfolio and the Investment Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administration agreement and the investment advisory agreements for the Fund and the Portfolios, respectively. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administration agreement and the investment advisory agreements of the Fund and each Portfolio, respectively, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

24

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administration agreement and investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety and has agreed to pay other expenses of the Fund, which will lower the Fund's total expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that, given the small asset size of the Fund, the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES CONT'D

Investment Portfolio

Officers Mark S. Venezia President Christine M. Johnston Vice President Susan Schiff Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of Investment Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Low Duration Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1560-6/08  LDSRC

Semiannual Report April 30, 2008

EATON VANCE
STRATEGIC
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Strategic Income Fund as of April 30, 2008

INVESTMENT UPDATE

Mark S. Venezia
Portfolio Manager

Economic and Market Conditions

•   The six months ended April 30, 2008 were a period of significant challenges for the U.S. economy and its financial markets. The credit crisis, which began with the subprime mortgage crisis in August, 2007, left investors seeking shelter in higher quality bonds. A broad-based flight to quality resulted in a significant widening in all U.S. credit markets, ranging from seasoned U.S. agency mortgage-backed securities (MBS) to below investment-grade corporate debt. During the period, the Federal Reserve aggressively continued the interest rate cuts that began in August, lowering the Federal Funds rate from 4.50% to 2.00% by April 30. The short end of the yield curve experienced a significant drop in interest rates, as the yield curve steepened.

•   Within the credit markets, yield spread widening impacted all market sectors. Yield spreads on seasoned U.S. agency MBS, among the highest quality securities, widened by approximately 100 basis points over the six-month period. Yield spreads on below investment grade corporate debt, at the opposite end of the quality spectrum, widened by approximately 400 basis points, before ending the period approximately 250 basis points wider than October 2007. Senior, secured bank loans fared slightly better in terms of spread widening; however, on a total return basis, this sector underperformed during the period.

•   Global impacts from the U.S. credit crisis included a significant strengthening of the Euro and the Japanese Yen against the dollar. The Euro-area economy was more resilient than expected to the slowdown in the U.S., allowing the European Central Bank (ECB) to keep interest rates unchanged over the period. Inflation in the Euro-area remained the ECB’s main concern during the period. In Japan, although the economy remained resilient, concerns about spillover from the U.S. caused the Bank of Japan to pause its interest rate hiking cycle. The strength of the economy, however, allowed it to refrain from cutting interest rates.

•   Outside of the developed countries, the emerging markets were a relative safe haven during the period. Emerging market currencies generally benefited from the decline in the U.S. dollar and, in some cases, from high commodity prices. Additionally, central bank responses to high rates of inflation also provided support to these currencies. Beneficiaries of high commodity prices included Brazil in Latin America and many of the small countries in commodity-rich Africa.

Management Discussion

•   The Fund’s investment objective is to seek total return. The Fund seeks to achieve its objective by primarily allocating assets among other registered investment companies managed by Eaton Vance or its affiliates that invest in different asset classes (the “Portfolios”). The Fund’s portfolio manager, taking market and other factors into consideration, determines the percentage of the Fund’s assets invested in each Portfolio. Through the Portfolios, the Fund invests in fixed-income securities, interests in floating-rate, senior loans and other securities. The Fund also has exposure to derivative instruments. The Fund also invests directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund.

•   The Fund’s investments in seasoned U.S. agency MBS (36.5% as of April 30, 2008), through its investments in Investment Portfolio and Global Macro Portfolio,

Eaton Vance Strategic Income Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	1.23%
Class B(1)	0.88%
Class C(1)	0.74%
Lehman Brothers U.S. Aggregate Bond Index(2)	4.08%
Lipper Multi Sector Income Funds Average(2)	0.45%

Please refer to page 3 for additional performance information.

(1) These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lehman Brothers U.S. Aggregate Bond Index consists of U.S. dollar denominated, investment grade fixed-income securities. In addition to such securities, the Fund also has significant exposures to non-investment grade investments, global securities and derivatives. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Strategic Income Fund as of April 30, 2008

FUND PERFORMANCE

contributed positively to the Fund’s outperformance of the Lipper Multi-Sector Income Funds average. Although seasoned U.S. agency MBS yield spreads widened significantly, the widening was outpaced by declining bond yields, producing positive returns for the six month period.(1)

•   Another positive contributor to the Fund’s outperformance of its peers was its large exposures to emerging markets local currency and debt (34.2% as of April 30, 2008), through its investments in Global Macro Portfolio and Emerging Markets Local Income Portfolio. These investments, spread across Latin America, Asia, Eastern Europe, and Africa/Middle East, benefited from high commodity prices, rising interest rates, and/or positive economic or fiscal news. The standouts in these markets included the following:

•	In Asia, Malaysia continued to register strong GDP growth and its currency appreciated with the Chinese Renminbi.

•

In Eastern Europe, Poland, the Fund’s largest exposure in this region, continued to benefit from strong wage growth, a favorable balance of payments, and increased credibility achieved by the central bank through a series of recent interest rate hikes.

•	In Latin America, the Brazilian currency benefited from rising commodity prices and strong monetary policies.

•

The largest exposure in Africa was in Egypt, which experienced currency appreciation related to efforts by the government and its central bank to fight inflation. More generally, many of the small economies of this region are de-linked from global trends and benefited from high commodity prices.

•   The Fund also had significant exposure (34.8% on April 30, 2008) to senior, secured floating-rate corporate loans through its investment in Floating Rate Portfolio. In spite of their collateralization, loan prices fell even more sharply than domestic below investment grade corporate debt, to which the Fund had less than 1% exposure via High Income Opportunities Portfolio. Although this sector weighting was a drag on the Fund’s six-month performance, positive performance from the Fund’s seasoned U.S. agency MBS and emerging market holdings outpaced this negative performance.

•   The Fund’s duration declined slightly during the six month period, to 1.27 years at April 30, 2008 from 1.40 years at October 31, 2007. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

(1) It is not possible to invest directly in a Lipper Classification. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Portfolio Composition

Securities Holdings (excludes derivatives)(2)

By total net assets

(2)  Securities Holdings reflect the Fund’s securities positions as of 4/30/08. Securities Holdings do not reflect derivatives positions. For International and Emerging Market exposures, please refer to the Regional Currency Exposure table.

Regional currency Exposures (including derivatives)(3),(4)

By total net assets

(3)  The Regional Currency Exposures reflect the Fund’s exposures through its investments in Global Macro Portfolio, International Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, High Income Portfolio and Investment Portfolio as of 4/30/08. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Currency Positions(4)

By total net assets

Egypt	6.8%
Poland	5.7
Malaysia	3.5
Turkey	2.4
Indonesia	2.4
Iceland	2.1
India	1.8
Kazakhstan	1.2
Georgia	1.1
Mexico	1.0
Peru	0.9
Nigeria	0.9
Brazil	0.8
Euro	0.7
Philippines	0.6%
Ghana	0.5
Japan	0.5
Uruguay	0.5
Hungary	0.4
Czech Republic	0.4
Chile	0.4
United Arab Emirates	0.3
South Africa	0.3
Mongolia	0.3
Uganda	0.2
Guatemala	0.2
Other Countries	1.4

(4)  Currency Positions reflect the Fund’s investments in Global Macro Portfolio, International Income Portfolio and Emerging Markets Local Income Portfolio as of 4/30/08. Currency exposures and positions include all long foreign exchange denominated securities and all long currency derivatives. Net short currency positions and other foreign derivatives are excluded. Short currency exposures are 4.7%. Long foreign derivatives are 26.8%. Other short foreign derivatives are 20.7%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

2

Eaton Vance Strategic Income Fund as of April 30, 2008

FUND PERFORMANCE

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbols	ETSIX	EVSGX	ECSIX

Average Annual Total Returns (at net asset value)
Six Months	1.23%	0.88%	0.74%
One Year	5.38	4.66	4.52
Five Years	6.90	6.14	6.13
Ten Years	5.95	5.13	5.13
Life of Fund†	6.05	6.04	6.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.58%	-3.99%	-0.23%
One Year	0.34	-0.24	3.54
Five Years	5.88	5.83	6.13
Ten Years	5.44	5.13	5.13
Life of Fund†	5.55	6.04	6.78

†    Inception Dates – Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were reflected, performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	1.04%	1.78%	1.78%

(2)  From the Fund’s prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Strategic Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Strategic Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,012.30	$5.30
Class B	$1,000.00	$1,008.80	$9.04
Class C	$1,000.00	$1,007.40	$9.03
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32
Class B	$1,000.00	$1,015.90	$9.07
Class C	$1,000.00	$1,015.90	$9.07

* Expenses are equal to the Fund's annualized expense ratio of 1.06% for Class A shares, 1.81% for Class B shares and 1.81% for Class C shares, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

4

Strategic Income Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolios — 94.5%
Security		Value
Emerging Markets Local Income Portfolio
(identified cost, $56,530,535)		$57,406,703
Floating Rate Portfolio (identified cost, $492,819,531)		468,262,012
Global Macro Portfolio (identified cost, $692,162,741)		697,157,970
High Income Opportunities Portfolio (identified cost, $7,403,361)		6,385,499
International Income Portfolio (identified cost, $22,808,764)		25,262,974
Investment Portfolio (identified cost, $14,620,978)		14,634,042
Total Investment in Affiliated Portfolios (identified cost $1,286,345,910)		$1,269,109,200
Mortgage Pass-Throughs — 4.1%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
7.00%, 3/1/24	$11,397,592	$12,125,796
8.00%, 4/17/26	5,369,855	5,863,667
6.50%, 9/1/30	12,557,670	13,081,375
Federal National Mortgage Association:
9.50%, 12/1/20	5,752,449	6,543,825
7.00%, 8/1/23	10,787,494	11,451,896
Government National Mortgage Association:
7.50%, 12/15/22	3,080,249	3,332,962
7.50%, 12/15/22	2,868,649	3,100,700
Total Mortgage Pass-Throughs (identified cost $55,734,370)		$55,500,221
U.S. Treasury Obligations — 0.2%
Security	Principal Amount	Value
U.S. Treasury Notes, 4.875%, 6/30/12	$2,000,000	$2,153,908
Total U.S. Treasury Obligations (identified cost $2,035,625)		$2,153,908

Short-Term Investments — 1.3%
Security	Principal Amount	Value
BNP Paribas Time Deposit, 2.41%, 5/1/08	$18,114,254	$18,114,254
Total Short-Term Investments (identified cost $18,114,254)		$18,114,254
Total Investments — 100.1% (identified cost $1,362,230,159)		$1,344,877,583
Other Assets, Less Liabilities — (0.1)%		$(1,748,273)
Net Assets — 100.0%		$1,343,129,310

See notes to financial statements
5

Eaton Vance Strategic Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments in unaffiliated securities, at value (identified cost, $75,884,249)	$75,768,383
Investments in affiliated Portfolios, at value (identified cost, $1,286,345,910)	1,269,109,200
Receivable for Fund shares sold	5,250,589
Interest receivable	349,845
Total assets	$1,350,478,017
Liabilities
Payable for Fund shares redeemed	$4,194,295
Dividends payable	2,400,203
Payable to affiliate for distribution and service fees	629,069
Payable to affiliate for investment adviser fee	34,942
Payable to affiliate for Trustees' fees	558
Accrued expenses	89,640
Total liabilities	$7,348,707
Net Assets	$1,343,129,310
Sources of Net Assets
Paid-in capital	$1,390,580,851
Accumulated net realized loss (computed on the basis of identified cost)	(31,428,824)
Accumulated undistributed net investment income	1,465,673
Net unrealized depreciation (computed on the basis of identified cost)	(17,488,390)
Total	$1,343,129,310
Class A Shares
Net Assets	$753,932,477
Shares Outstanding	96,527,597
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.81
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.81)	$8.20
Class B Shares
Net Assets	$178,588,751
Shares Outstanding	24,181,261
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.39
Class C Shares
Net Assets	$410,608,082
Shares Outstanding	55,539,668
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.39
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest income	$1,135,673
Interest income allocated from affiliated Portfolios	38,714,476
Dividends allocated from affiliated Portfolios	2,710
Expenses allocated from affiliated Portfolios	(4,267,034)
Total investment income	$35,585,825
Expenses
Investment adviser fee	$160,257
Trustees' fees and expenses	2,002
Distribution and service fees Class A	857,646
Class B	889,427
Class C	1,799,764
Transfer and dividend disbursing agent fees	345,384
Legal and accounting services	77,938
Printing and postage	64,046
Registration fees	36,400
Custodian fee	27,380
Miscellaneous	10,460
Total expenses	$4,270,704
Net investment income	$31,315,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Financial futures contracts	$(60)
Net realized gain (loss) allocated from affiliated Portfolios — Investment transactions (identified cost basis)	140,108
Financial futures contracts	(2,392,153)
Swap contracts	(845,931)
Foreign currency and forward foreign currency exchange contract transactions	2,638,261
Net realized loss	$(459,775)
Change in unrealized appreciation (depreciation) — Investments	$(278,399)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios — Investments (identified cost basis)	(18,071,521)
Financial futures contracts	1,310,984
Written options	54,412
Swap contracts	3,972,499
Foreign currency and forward foreign currency exchange contracts	(4,900,773)
Net change in unrealized appreciation (depreciation)	$(17,912,798)
Net realized and unrealized loss	$(18,372,573)
Net increase in net assets from operations	$12,942,548

See notes to financial statements
6

Eaton Vance Strategic Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$31,315,121	$48,680,201
Net realized gain (loss) from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(459,775)	23,650,828
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, written options, swap contracts, and foreign currency and forward foreign currency exchange contracts	(17,912,798)	3,498,735
Net increase in net assets from operations	$12,942,548	$75,829,764
Distributions to shareholders — From net investment income Class A	$(26,658,252)	$(32,848,581)
Class B	(6,348,704)	(11,061,989)
Class C	(12,662,549)	(15,659,037)
Total distributions to shareholders	$(45,669,505)	$(59,569,607)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$251,785,196	$286,655,999
Class B	24,450,945	28,631,188
Class C	148,134,502	129,421,778
Net asset value of shares issued to shareholders in payment of distributions declared Class A	18,123,034	20,752,041
Class B	2,947,287	4,761,298
Class C	7,261,844	8,379,375
Cost of shares redeemed Class A	(102,469,748)	(145,149,166)
Class B	(18,155,714)	(37,458,867)
Class C	(46,564,548)	(57,129,220)
Net asset value of shares exchanged Class A	6,640,692	12,358,352
Class B	(6,640,692)	(12,358,352)
Net increase in net assets from Fund share transactions	$285,512,798	$238,864,426
Net increase in net assets	$252,785,841	$255,124,583

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$1,090,343,469	$835,218,886
At end of period	$1,343,129,310	$1,090,343,469
Accumulated undistributed net investment income included in net assets
At end of period	$1,465,673	$15,820,057

See notes to financial statements
7

Eaton Vance Strategic Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$8.020		$7.890	$7.900	$8.030	$8.100	$7.550
Income (loss) from operations
Net investment income	$0.213		$0.436	$0.398	$0.294	$0.286	$0.336
Net realized and unrealized gain (loss)	(0.116)		0.221	0.161	0.166	0.273	0.883
Total income from operations	$0.097		$0.657	$0.559	$0.460	$0.559	$1.219
Less distributions
From net investment income	$(0.307)		$(0.527)	$(0.563)	$(0.590)	$(0.629)	$(0.669)
Tax return of capital	—		—	(0.006)	—	—	—
Total distributions	$(0.307)		$(0.527)	$(0.569)	$(0.590)	$(0.629)	$(0.669)
Redemption fees	$0.000	(2)	$—	$—	$—	$—	$—
Net asset value — End of period	$7.810		$8.020	$7.890	$7.900	$8.030	$8.100
Total Return(3)	1.23	%(7)	8.61%	7.30%	5.85%	7.18%	16.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$753,932		$598,155	$414,882	$238,973	$162,022	$48,738
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.06	%(6)	1.04%	0.99%	1.02%	1.06%	1.11%
Net investment income	5.44	%(6)	5.49%	5.04%	3.66%	3.57%	4.19%
Portfolio Turnover of Global Macro Portfolio	11%		45%	41%	59%	55%	71%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	122%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	—
Portfolio Turnover of Investment Portfolio	11%		35%	—	—	—	—
Portfolio Turnover of International Income Portfolio	11%		2%	—	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	7%		2%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Rounds to less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Strategic Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$7.590		$7.470	$7.480	$7.600	$7.660	$7.150
Income (loss) from operations
Net investment income	$0.175		$0.356	$0.320	$0.223	$0.224	$0.269
Net realized and unrealized gain (loss)	(0.110)		0.207	0.153	0.159	0.254	0.817
Total income from operations	$0.065		$0.563	$0.473	$0.382	$0.478	$1.086
Less distributions
From net investment income	$(0.265)		$(0.443)	$(0.477)	$(0.502)	$(0.538)	$(0.576)
Tax return of capital	—		—	(0.006)	—	—	—
Total distributions	$(0.265)		$(0.443)	$(0.483)	$(0.502)	$(0.538)	$(0.576)
Redemption fees	$0.000	(2)	$—	$—	$—	$—	$—
Net asset value — End of period	$7.390		$7.590	$7.470	$7.480	$7.600	$7.660
Total Return(3)	0.88	%(7)	7.77%	6.50%	5.12%	6.47%	15.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$178,589		$180,871	$194,351	$196,766	$191,765	$217,341
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.81	%(6)	1.78%	1.74%	1.77%	1.81%	1.86%
Net investment income	4.72	%(6)	4.74%	4.27%	2.94%	2.95%	3.57%
Portfolio Turnover of Global Macro Portfolio	11%		45%	41%	59%	55%	71%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%	80%	122%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%	67%	—
Portfolio Turnover of Investment Portfolio	11%		35%	—	—	—	—
Portfolio Turnover of International Income Portfolio	11%		2%	—	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	7%		2%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Rounds to less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Strategic Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003(1)
Net asset value — Beginning of period	$7.600		$7.470	$7.480	$7.610		$7.670	$7.160
Income (loss) from operations
Net investment income	$0.173		$0.356	$0.320	$0.222		$0.219	$0.267
Net realized and unrealized gain (loss)	(0.118)		0.217	0.153	0.150		0.260	0.819
Total income from operations	$0.055		$0.573	$0.473	$0.372		$0.479	$1.086
Less distributions
From net investment income	$(0.265)		$(0.443)	$(0.477)	$(0.502)		$(0.539)	$(0.576)
Tax return of capital	—		—	(0.006)	—		—	—
Total distributions	$(0.265)		$(0.443)	$(0.483)	$(0.502)		$(0.539)	$(0.576)
Redemption fees	$0.000	(2)	$—	$—	$—		$—	$—
Net asset value — End of period	$7.390		$7.600	$7.470	$7.480		$7.610	$7.670
Total Return(3)	0.74	%(8)	7.91%	6.50%	5.21	%(4)	6.45%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$410,608		$311,317	$225,985	$148,541		$103,355	$74,117
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.81	%(7)	1.78%	1.74%	1.77%		1.81%	1.86%
Net investment income	4.68	%(7)	4.74%	4.29%	2.91%		2.89%	3.53%
Portfolio Turnover of Global Macro Portfolio	11%		45%	41%	59%		55%	71%
Portfolio Turnover of High Income Opportunities Portfolio	23%		81%	62%	62%		80%	122%
Portfolio Turnover of Floating Rate Portfolio	3%		61%	50%	57%		67%	—
Portfolio Turnover of Investment Portfolio	11%		35%	—	—		—	—
Portfolio Turnover of International Income Portfolio	11%		2%	—	—		—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	7%		2%	—	—		—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Rounds to less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in the following six portfolios managed by Eaton Vance Management (EVM) or its affiliates: Global Macro Portfolio, Emerging Markets Local Income Portfolio (formerly Emerging Markets Income Portfolio), International Income Portfolio, High Income Opportunities Portfolio (formerly High Income Portfolio), Investment Portfolio, and Floating Rate Portfolio (the Portfolios), which are New York trusts. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Global Macro Portfolio, Emerging Markets Local Income Portfolio, International Income Portfolio, High Income Opportunities Portfolio, Investment Portfolio, and Floating Rate Portfolio (82.3%, 84.3%, 71.1%, 0.9%, 14.4%, and 10.9%, respectively, at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. See Note 10 for further information on the results of operations of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows: Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. The value of interest rate swaps is generally based upon dealer quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service

11

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Additional valuation policies for Global Macro Portfolio, Emerging Markets Local Income Portfolio, Investment Portfolio and International Income Portfolio are as follows: Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quote) are valued at amortized cost.

An additional investment valuation for Floating Rate Portfolio is as follows: The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

High Income Opportunities Portfolio's valuation policies also include the following: Debt obligations, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by independent pricing services. The Portfolio also invests in interests in Senior Loans. The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

The Portfolios may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its

12

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $29,418,933 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($9,854,300), October 31, 2010 ($14,208,464), October 31, 2011 ($1,234,272), October 31, 2012 ($2,342,991), October 31, 2014 ($1,560,737) and October 31, 2015 ($218,169).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent

13

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund's average daily net assets which are not invested in other investment companies for which Eaton Vance or its affiliates serve as investment adviser or administrator ("Investable Assets") up to $500 million and is payable monthly. On Investable Assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent the Fund's assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios' adviser fee. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2008, the Fund's allocated portion of the adviser fees paid by the Portfolios totaled $3,252,336 and the adviser fees paid by the Fund on Investable Assets amounted to $160,257. For the six months ended April 30, 2008, the Fund's investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.56% of the Fund's average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $21,914 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $88,903 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $857,646 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $667,070 and $1,349,823 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $41,699,000 and $27,944,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $222,357 and $449,941 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital

14

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $7,000, $257,000 and $65,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Global Macro Portfolio	$111,866,835	$27,727,590
Emerging Markets Local Income Portfolio	7,817,636	133,514
International Income Portfolio	3,323,020	56,731
High Income Opportunities Portfolio	298,552	—
Investment Portfolio	9,601,556	14,005
Floating Rate Portfolio	127,567,851	33,308,852

7  Purchases and Sales of Investments

Purchases and sales of investments of the Fund (all U.S. Government and Agency securities), other than short-term obligations and including maturities and paydowns for the six months ended April 30, 2008 were $56,565,711 and $773,292, respectively.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,884,249
Gross unrealized appreciation	$118,283
Gross unrealized depreciation	$(234,149)
Net unrealized depreciation	$(115,866)

9  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	31,859,767	36,133,235
Issued to shareholders electing to receive payments of distributions in Fund shares	2,301,369	2,614,322
Redemptions	(13,038,431)	(18,311,473)
Exchange from Class B shares	844,447	1,558,993
Net increase	21,967,152	21,995,077
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	3,285,068	3,819,059
Issued to shareholders electing to receive payments of distributions in Fund shares	395,495	634,051
Redemptions	(2,441,644)	(4,995,212)
Exchange to Class A shares	(891,867)	(1,646,768)
Net decrease	347,052	(2,188,870)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	19,843,322	17,241,126
Issued to shareholders electing to receive payments of distributions in Fund shares	974,646	1,114,681
Redemptions	(6,263,290)	(7,609,311)
Net increase	14,554,678	10,746,496

15

Eaton Vance Strategic Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

10  Investment in Portfolios

For the six months ended April 30, 2008, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Global Macro Portfolio	Other Portfolios	Total
Interest income (net of foreign taxes, $124,226, and $37,146, respectively)	$19,732,207	$18,982,269	$38,714,476
Dividend income	—	2,710	2,710
Expenses	(2,183,606)	(2,083,428)	(4,267,034)
Net investment income	$17,548,601	$16,901,551	$34,450,152
Net realized gain (loss) —
Investment transactions	$3,500,311	$(3,360,203)	$140,108
Financial futures contracts	(2,432,696)	40,543	(2,392,153)
Swap contracts	(921,201)	75,270	(845,931)
Foreign currency and forward foreign currency exchange contract transactions	2,907,395	(269,134)	2,638,261
Net realized gain (loss)	$3,053,809	$(3,513,524)	$(459,715)
Change in unrealized appreciation (depreciation)
Investments	$3,367,551	$(21,439,072)	$(18,071,521)
Financial futures contracts	1,324,149	(13,165)	1,310,984
Swap contracts	4,301,029	(328,530)	3,972,499
Foreign currency and forward foreign currency exchange contracts	(4,491,444)	(409,329)	(4,900,773)
Written Options	—	54,412	54,412
Net change in unrealized appreciation (depreciation)	$4,501,285	$(22,135,684)	$(17,634,399)

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

16

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

17

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the Boston Income Portfolio, Emerging Markets Local Income Portfolio (formerly, Emerging Markets Income Portfolio), Floating Rate Portfolio, Global Macro Portfolio, High Income Opportunities Portfolio (formerly, High Income Portfolio), International Income Portfolio, Investment Grade Income Portfolio and Investment Portfolio (the "Underlying Funds"), the portfolios in which the Eaton Vance Strategic Income Fund (the "Fund") invests, each with Boston Management and Research ("BMR"), including their fee structure, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for the Underlying Funds. The Board noted that it had previously approved the Fund's investment advisory agreement with Eaton Vance Management ("EVM") dated as of June 22, 2007, which agreement will be considered for continuance in April 2009.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Underlying Funds, the Board evaluated the nature, extent and quality of services to be provided to the Underlying Funds by BMR.

The Board considered BMR's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds. The Board noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each of the Underlying Funds by senior management. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, for investing in other securities, but would not receive a separate fee from the Fund for the rebalancing.

The Board also reviewed the compliance programs of BMR and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

18

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board also considered the performance of the Underlying Funds. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund, directly or indirectly through its pro rata share of the expenses of the Underlying Funds (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests indirectly, the advisory fee would approximate the total fees to be paid on the expected allocation among the Underlying Fund(s).

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by BMR, the Board concluded that the management fees charged to the Fund for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and EVM, and the relevant affiliates thereof, in providing investment advisory and administrative services to the Underlying Funds and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Underlying Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that BMR and its affiliates and the Fund can be expected to share such benefits equitably.

19

Eaton Vance Strategic Income Fund

Officers and Trustees

Eaton Vance Strategic Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

20

Eaton Vance Strategic Income Fund

Officers and Trustees

Global Macro Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

21

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Investment Adviser and
Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Strategic Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-6/08  SISRC

Semiannual Report April 30, 2008

EATON VANCE
GLOBAL
MACRO
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Global Macro Fund as of April 30, 2008

INVESTMENT UPDATE

Mark S. Venezia, CFA

Co-Portfolio Manager

Economic and Market Conditions

•                  The global bond markets were very volatile during the six months ended April 30, 2008, buffeted by a widening credit crisis in the U.S. and by inflation pressures tied to soaring energy and food prices. Increasingly risk-averse investors avoided high-yield, lower-quality segments of the market in favor of higher quality bonds. The impact of inflation varied from region to region. In the U.S., the Federal Reserve aggressively lowered interest rates during the six-month period, citing growth concerns that outweighed inflation concerns. While these moves were intended to address the credit crunch and the weakening economy, they also contributed to a further weakening of the dollar. The European Central Bank kept interest rates relatively stable, as the Euro zone’s economy fared reasonably well. As a result, the dollar declined to record lows against the Euro in late April. Inflation in emerging markets ran significantly above global levels, creating challenges for central banks and exerting further upward pressure on interest rates in those markets. Stronger domestic demand provided a buffer for many emerging economies against the slower U.S. economy.

John R. Baur

Co-Portfolio Manager

Michael A. Cirami, CFA

Co-Portfolio Manager

Management Discussion

•                  The Fund seeks to provide total return through exposure to currencies and foreign and domestic interest rates and issuers. The Fund invests in these positions through its investments in Global Macro Portfolio (the “Portfolio”), a separate investment company with the same objectives and investment policies as the Fund. The Portfolio invests in fixed-income securities and derivatives instruments to gain exposure to foreign currencies and foreign and domestic issuers, interest rates and credit markets. Foreign exposures include both developed and emerging markets.

•                  The Fund’s exposures to the emerging markets were additive to performance and were the primary reason for the Fund’s outperfomance of its benchmark, the Merrill Lynch 3-Month U.S. Treasury Bill Index.(2) They also provided further opportunities for diversification. In Asia, the Portfolio benefited from its currency exposure to the Malaysian Ringgit, as well as from positions in Indonesia, India and the Philippines. Malaysia has been a standout in Asia, registering higher gross domestic product growth while certain larger Asian countries saw growth rates decline somewhat. Malaysia has seen a rise in disposable income, strong job growth and an improving standard of living. While Malaysia has provided higher yields than China, its currency has appreciated in concert with the Chinese Renminbi.

•                  In Eastern Europe, the Portfolio’s position in Poland and exposure to the Polish Zloty contributed positively to performance. As the Portfolio’s largest Eastern European position, Poland continued to benefit from strong wage growth and a favorable balance of payments helped by continuing remittances from abroad. A recent series of interest rate hikes have gained the central bank credibility in its fight against inflation.

•                  In Latin America, Brazil was the Portfolio’s largest position. While the Portfolio’s Brazilian investments were hurt by rising interest rates, those losses were generally offset by currency appreciation. In addition to benefiting from rising commodity prices, Brazil’s strong monetary policies have produced attractive yields and currency appreciation.

•                  The Portfolio saw positive performance from positions in small economies that are de-linked from global trends. The largest of these was in Egypt, which has enjoyed a favorable balance of payments due to increased tourism, rising Suez Canal transit fees and an infusion of petro-dollars. The government has given its non-independent central bank the leeway to let its currency, the Egyptian Pound, appreciate

Eaton Vance Global Macro Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	4.10%
Class I(1)	4.15%
Merrill Lynch 3-Month U.S. Treasury Bill Index(2)	1.75%
Lipper Global Income Funds Average(2)	3.02%

Please refer to page 3 for additional performance information.

(1)

These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to investors at net asset value

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the return would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

in an effort to fight inflation – a move that has led to appreciation of the Portfolio’s Egyptian Pound position. Elsewhere, the Portfolio benefited from a short position in South Africa. Plagued with slow growth and high inflation, the country’s mining and manufacturing base has been constrained by energy brownouts.

•                  Iceland was among the Portfolio’s worst performing investments. As the nation’s banking sector receives a majority of its financing abroad, investors were concerned about the prospect of curtailed lending. Because the banking sector constitutes an unusually large segment of Iceland’s economy, it has had a depressing influence on the entire economy. Iceland’s currency, the Krona, has weakened as a result.

•                  The Portfolio’s investment in seasoned U.S. agency mortgage-backed securities (MBS) contributed positively to the outperformance of the Fund versus its benchmark. During one of the most volatile periods for MBS in two decades, the yield spreads for seasoned U.S. agency MBS widened over U.S. Treasuries by approximately 100 basis points (1.00%). The widening, however, was outpaced by declining U.S. Treasury bond yields, producing positive returns for this sector. Underlying its foreign derivatives investments, management maintained a large position in seasoned U.S. agency MBS.

•                  The Fund’s duration declined during the six month period, to 1.51 years at April 30, 2008 from 2.0 years at October 31, 2007. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

Portfolio Composition

Securities Holdings (excludes derivatives)(1)

By total net assets

(1)

Securities Holdings reflect the Portfolio’s securities positions as of 4/30/08. Securities Holdings do not reflect derivatives positions. For International and Emerging Market exposures, please refer to the Regional Currency Exposure table.

Regional Currency Exposures (including derivatives)(2),(3)

By total net assets

(2)	The Regional Currency Exposures reflect the Portfolio’s exposures as of 4/30/08. Total exposure may exceed 100% due to implicit leverage created by derivatives.

Currency Positions(3)

By total net assets

Egypt	12.4%
Poland	9.5
Malaysia	5.6
Iceland	3.9
Indonesia	3.6
Turkey	3.4
India	3.3
Kazakhstan	2.0
Georgia	2.0
Nigeria	1.6
Peru	1.5
Philippines	1.0
Mexico	1.0
Ghana	0.9
Uruguay	0.9
Brazil	0.7
United Arab Emirates	0.6
Chile	0.5
Mongolia	0.5
Uganda	0.4
Guatemala	0.4
Zambia	0.3
Costa Rica	0.3
Kenya	0.3
Sri Lanka	0.2
Hong Kong	0.2
Mauritania	0.2
Botswana	0.1

(3)

Currency Positions reflect the Portfolio’s investments as of 4/30/08. Currency exposures and positions include all long foreign exchange denominated securities and all long currency derivatives. Net short currency positions and other foreign derivatives are excluded. Short currency exposures are 8.9%. Long foreign derivatives are 47.0%. Other short foreign derivatives are 39.2%. All numbers are a percentage of net assets. Total exposures may exceed 100% due to implicit leverage created by derivatives.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Global Macro Fund as of April 30, 2008

Fund peRFoRmanCe

Fund Performance(1)

Share Class Symbols	Class A EAGMX	Class I EIGMX
Cumulative Total Returns (at net asset value)
Six Months	4.10%	4.15%
Life of Fund†	8.78	8.84

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Six Months	-0.85%	4.15%
Life of Fund†	3.60	8.84

† Inception Dates – Class A: 6/27/07; Class I: 6/27/07.

(1)

Cumulative Total Return does not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflects the maximum 4.75% sales charge. Class I shares are offered to investors at net asset value.

Total Annual Operating Expenses(2)	Class A	Class I
Gross Expense Ratio	1.14%	0.84%
Net Expense Ratio	1.05%	0.75%

(2)

From the Fund’s prospectus dated 3/1/08. The Net Expense Ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the return would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Global Macro Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Global Macro Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$1,041.00	$5.33	**
Class I	$1,000.00	$1,041.50	$3.81	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**
Class I	$1,000.00	$1,021.10	$3.77	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares and 0.75% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of expenses to the administrator, the expenses would have been higher.

4

Eaton Vance Global Macro Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Global Macro Portfolio, at value (identified cost, $15,431,276)	$15,370,172
Receivable for Fund shares sold	300
Receivable from the administrator	34,778
Total assets	$15,405,250
Liabilities
Payable for Fund shares redeemed	$64,769
Dividends payable	6,136
Payable to affiliate for distribution and service fees	3,543
Payable to affiliate for Trustees' fees	910
Accrued expenses	12,259
Total liabilities	$87,617
Net Assets	$15,317,633
Sources of Net Assets
Paid-in capital	$15,526,938
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(112,807)
Accumulated distributions in excess of net investment income	(35,394)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(61,104)
Total	$15,317,633
Class A Shares
Net Assets	$14,807,248
Shares Outstanding	1,436,597
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.31
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.31)	$10.82
Class I Shares
Net Assets	$510,385
Shares Outstanding	49,580
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.29
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest allocated from Portfolio (net of foreign taxes, $1,131)	$143,914
Expenses allocated from Portfolio	(15,954)
Net investment income from Portfolio	$127,960
Expenses
Trustees' fees and expenses	$910
Distribution and service fees Class A	6,815
Legal and accounting services	11,114
Printing and postage	6,850
Custodian fee	6,787
Registration fees	2,566
Miscellaneous	4,075
Total expenses	$39,117
Deduct — Allocation of expenses to the administrator	$29,742
Total expense reductions	$29,742
Net expenses	$9,375
Net investment income	$118,585
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$66,716
Financial futures contracts	(78,965)
Swap contracts	(11,571)
Foreign currency and forward foreign currency exchange contract transactions	(86,413)
Net realized loss	$(110,233)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(136,136)
Financial futures contracts	97,932
Swap contracts	(7,437)
Foreign currency and forward foreign currency exchange contracts	(15,746)
Net change in unrealized appreciation (depreciation)	$(61,387)
Net realized and unrealized loss	$(171,620)
Net decrease in net assets from operations	$(53,035)

See notes to financial statements
5

Eaton Vance Global Macro Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$118,585	$288
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(110,233)	267
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	(61,387)	283
Net increase (decrease) in net assets from operations	$(53,035)	$838
Distributions to shareholders — From net investment income Class A	$(146,255)	$(242)
Class I	(10,376)	(235)
Total distributions to shareholders	$(156,631)	$(477)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$15,062,849	$25,000
Class I	501,557	10,000
Net asset value of shares issued to shareholders in payment of distributions declared Class A	139,513	21
Class I	4,677	—
Capital contribution from administrator Class A	—	139
Class I	—	56
Cost of shares redeemed Class A	(216,874)	—
Net increase in net assets from Fund share transactions	$15,491,722	$35,216
Net increase in net assets	$15,282,056	$35,577

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
At beginning of period	$35,577	$—
At end of period	$15,317,633	$35,577
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(35,394)	$2,652

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements
6

Eaton Vance Global Macro Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008 (Unaudited)(1)		Period Ended October 31, 2007(1)(2)
Net asset value — Beginning of period	$10.220		$10.000
Income (loss) from operations
Net investment income	$0.245		$0.123
Net realized and unrealized gain	0.171	(3)	0.201
Total income from operations	$0.416		$0.324
Less distributions
From net investment income	$(0.326)		$(0.225)
Total distributions	$(0.326)		$(0.225)
Capital contribution from administrator	—		$0.121
Net asset value — End of period	$10.310		$10.220
Total Return(4)	4.10	%(10)	4.50	%(5)(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,807		$25
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(9)	1.05	%(7)(8)	1.05	%(7)(8)
Net investment income	4.77	%(7)	3.55	%(7)
Portfolio Turnover of the Portfolio	11%		45%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Absent a capital contribution by the administrator, total return would have been 3.99% for the period from the start of business, June 27, 2007, to October 31, 2007.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  The administrator subsidized certain operating expenses (equal to 1.21% and 673.39% of average daily net assets for the six months ended April 30, 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(9)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)  Not annualized.

See notes to financial statements
7

Eaton Vance Global Macro Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008 (Unaudited)(1)		Period Ended October 31, 2007(1)(2)
Net asset value — Beginning of period	$10.210		$10.000
Income (loss) from operations
Net investment income	$0.273		$0.146
Net realized and unrealized gain	0.148	(3)	0.243
Total income from operations	$0.421		$0.389
Less distributions
From net investment income	$(0.341)		$(0.235)
Total distributions	$(0.341)		$(0.235)
Capital contribution from administrator	—		$0.056
Net asset value — End of period	$10.290		$10.210
Total Return(4)	4.15	%(5)(10)	4.50	%(5)(10)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$510		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(9)	0.75	%(7)(8)	0.75	%(7)(8)
Net investment income	5.29	%(7)	4.15	%(7)
Portfolio Turnover of the Portfolio	11%		45%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Absent a capital contribution by the administrator, total return would have been 3.99% for the period from the start of business, June 27, 2007, to October 31, 2007.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  The administrator subsidized certain operating expenses (equal to 1.21% and 673.39% of average daily net assets for the six months ended April 30, 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

(9)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)  Not annualized.

See notes to financial statements
8

Eaton Vance Global Macro Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.8% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $2,455 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2015.

As of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for

9

Eaton Vance Global Macro Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund's average daily net assets, which are not invested in other investment companies for which Eaton Vance or its affiliates serve as investment adviser or administrator ("Investable Assets"), up to $500 million and is payable monthly. On Investable Assets of $500 million and over that are invested directly in securities, the annual fee is reduced. For the six months ended April 30, 2008, the Fund held no direct investments and incurred no direct adviser fees. To the extent the Fund's assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio's adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation. Pursuant to a voluntary expense reimbursement, EVM was allocated $29,742 of the Fund's operating expenses for the six months ended April 30, 2008.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $10 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $135 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $6,815 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

10

Eaton Vance Global Macro Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $15,564,006 and $177,465, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
Sales	1,441,602	2,479
Issued to shareholders electing to receive payments of distributions in Fund shares	13,548	2
Redemptions	(21,034)	—
Net increase	1,434,116	2,481
Class I	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
Sales	48,133	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	447	—
Redemptions	—	—
Net increase	48,580	1,000

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

11

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 10.6%
Security	Principal		U.S. $ Value
Brazil — 2.3%
Letra Tesouro Nacional, 0.00%, 7/1/08	BRL	23,650,000	$13,722,069
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	10,816,050	5,817,224
Total Brazil (identified cost $19,476,865)			$19,539,293
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.63%, 7/13/16(4)	CRC	229,448,764	$273,526
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,958,363,201	2,488,551
Total Costa Rica (identified cost $2,476,409)			$2,762,077
Ghana — 0.9%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	1,900,000	$1,899,306
Ghanaian Government Bond, 13.50%, 3/29/10	GHS	980,000	976,287
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	600,000	589,697
Ghanaian Government Bond, 13.67%, 6/15/12	GHS	4,300,000	4,138,624
Total Ghana (identified cost $8,314,478)			$7,603,914
Iceland — 1.1%
Republic of Iceland, 9.50%, 6/13/08	ISK	677,605,000	$9,020,105
Total Iceland (identified cost $9,229,909)			$9,020,105
Indonesia — 2.2%
Indonesia Recapital, 14.00%, 6/15/09	IDR	80,370,000,000	$8,989,521
Republic of Indonesia, 12.00%, 9/15/11	IDR	88,122,000,000	9,526,957
Total Indonesia (identified cost $19,895,418)			$18,516,478
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$202,834
Total Kenya (identified cost $181,485)			$202,834

Security	Principal		U.S. $ Value
Nigeria — 1.4%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	$3,993,782
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,580,416
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,187,480
Total Nigeria (identified cost $11,435,348)			$11,761,678
Peru — 1.2%
Republic of Peru, 12.25%, 8/10/11	PEN	23,587,000	$10,009,354
Total Peru (identified cost $10,428,398)			$10,009,354
Sri Lanka — 0.2%
Republic of Sri Lanka, 11.50%, 11/1/08 LKR		199,000,000	$1,788,533
Total Sri Lanka (identified cost $1,790,637)			$1,788,533
Uruguay — 1.0%
Republic of Uruguay, 5.00%, 9/14/18(13)	UYU	152,360,145	$8,488,910
Total Uruguay (identified cost $6,963,479)			$8,488,910
Total Foreign Government Bonds (identified cost $90,192,426)			$89,693,176
Foreign Corporate Bonds — 0.5%
Security	Principal		U.S. $ Value
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(2)		$3,000,000	$4,303,949
Total Chile (identified cost $3,000,000)			$4,303,949
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(6)(7)(8)		$4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(6)(7)(8)		2,000,000	10,000
Total Indonesia (identified cost $2,910,368)			$30,000
Total Foreign Corporate Bonds (identified cost $5,910,368)			$4,333,949

See notes to financial statements
12

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Debt Obligations — United States — 61.2%
Security	Principal	U.S. $ Value
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$620,624
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,051,547
Total Corporate Bonds and Notes (identified cost $1,529,331)		$1,672,171
Mortgage-Backed Securities—60.7%
Collateralized Mortgage Obligations — 11.6%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$542,264	$555,518
Series 1548, Class Z, 7.00%, 7/15/23	766,317	794,938
Series 1817, Class Z, 6.50%, 2/15/26	645,037	663,108
Series 1927, Class ZA, 6.50%, 1/15/27	2,543,734	2,620,427
Series 2127, Class PG, 6.25%, 2/15/29	2,899,024	2,973,110
		$7,607,101
Federal National Mortgage Association:
Series 1992-180, Class F, 4.056%, 10/25/22(9)	$2,534,613	$2,575,256
Series 1993-16, Class Z, 7.50%, 2/25/23	2,426,315	2,584,468
Series 1993-79, Class PL, 7.00%, 6/25/23	1,837,399	1,931,797
Series 1993-104, Class ZB, 6.50%, 7/25/23	806,540	832,104
Series 1993-121, Class Z, 7.00%, 7/25/23	9,996,389	10,509,934
Series 1993-141, Class Z, 7.00%, 8/25/23	1,902,919	1,994,073
Series 1994-42, Class ZQ, 7.00%, 4/25/24	11,793,616	12,377,037
Series 1994-63, Class PJ, 7.00%, 12/25/23	1,701,274	1,714,910
Series 1994-79, Class Z, 7.00%, 4/25/24	2,343,241	2,463,302
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,519,431	1,646,314
Series 1996-35, Class Z, 7.00%, 7/25/26	595,902	626,202
Series 1998-16, Class H, 7.00%, 4/18/28	1,771,306	1,861,520
Series 1999-25, Class Z, 6.00%, 6/25/29	5,365,696	5,438,434
Series 2000-49, Class A, 8.00%, 3/18/27	1,867,616	2,024,077
Series 2001-37, Class GA, 8.00%, 7/25/16	279,596	298,255
Series G93-1, Class K, 6.675%, 1/25/23	2,704,113	2,816,995
Series G93-31, Class PN, 7.00%, 9/25/23	8,703,818	9,173,691
Series G93-41, Class ZQ, 7.00%, 12/25/23	17,275,390	18,240,986
		$79,109,355
Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	1,506,774	1,582,230
Series 1999-42, Class Z, 8.00%, 11/16/29	3,894,851	4,240,882
Series 2001-35, Class K, 6.45%, 10/26/23	624,431	649,458
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,092,319
		$11,564,889
Total Collateralized Mortgage Obligations (identified cost $97,860,382)		$98,281,345

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Backed Securities — 2.7%
JPMCC, Series 2005-LDP5, Class AM, 5.387%, 12/15/44(10)	$9,960,000	$9,654,365
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(10)	7,000,000	7,076,098
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(10)	6,000,000	5,927,935
Total Commercial Mortgage Backed Securities (identified cost $22,632,850)		$22,658,398
Mortgage Pass-Throughs — 46.4%
Federal Home Loan Mortgage Corp.:
5.50% with maturity at 2013	$17,792,368	$18,135,159
6.00% with maturity at 2024	5,557,795	5,727,058
6.50% with various maturities to 2024	6,961,806	7,276,078
6.546% with maturity at 2023(11)	1,188,384	1,197,837
7.00% with various maturities to 2031	7,512,837	7,968,054
7.31% with maturity at 2026	460,060	495,151
7.50% with various maturities to 2028	19,485,313	20,978,974
7.95% with maturity at 2022	749,398	818,789
8.00% with various maturities to 2030	4,259,582	4,664,267
8.15% with maturity at 2021	450,289	491,674
8.30% with maturity at 2021	395,775	436,335
8.47% with maturity at 2018	418,827	462,059
8.50% with various maturities to 2028	2,376,141	2,643,674
9.00% with various maturities to 2027	4,728,561	5,234,613
9.25% with various maturities to 2016	27,171	27,437
9.50% with various maturities to 2027	489,971	558,749
9.75% with various maturities to 2020	23,627	25,372
10.00% with various maturities to 2020	1,819,491	2,040,073
10.50% with maturity at 2021	745,550	857,516
11.00% with maturity at 2016	1,248,221	1,420,018
13.25% with maturity at 2013	1,645	1,816
		$81,460,703
Federal National Mortgage Association:
4.81% with maturity at 2022(11)	$4,104,277	$4,094,456
5.137% with maturity at 2035(11)	9,388,055	9,368,960
5.22% with various maturities to 2035(11)	41,007,500	40,841,328
5.322% with various maturities to 2033(11)	32,570,959	32,495,363
5.37% with maturity at 2025(11)	2,427,855	2,429,594
5.50% with various maturities to 2018	2,105,673	2,147,228
5.57% with maturity at 2024(11)	1,965,018	1,974,695
6.12% with maturity at 2028(11)	520,103	524,701
6.204% with maturity at 2023(11)	418,192	421,016
6.321% with maturity at 2032(11)	7,502,863	7,688,093
6.50% with various maturities to 2030	26,261,022	27,362,109
7.00% with various maturities to 2032	37,513,437	39,655,385
7.014% with maturity at 2025(11)	896,349	929,682
7.50% with various maturities to 2028	17,715,892	18,927,618
8.00% with various maturities to 2030	14,590,679	15,920,020

See notes to financial statements
13

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
8.50% with various maturities to 2026	137,088	$149,849
8.992% with maturity at 2010(10)	44,592	45,852
9.00% with various maturities to 2027	1,856,522	2,029,406
9.038% with maturity at 2028(10)	1,343,284	1,486,379
9.50% with various maturities to 2031	7,384,383	8,283,958
10.50% with maturity at 2029	870,734	1,011,646
11.00% with maturity at 2016	117,278	128,801
11.041% with maturity at 2027(10)	1,440,537	1,646,465
11.50% with maturity at 2031	927,713	1,110,722
		$220,673,326
Government National Mortgage Association:
5.125% with maturity at 2024(11)	$1,001,887	$1,018,014
6.50% with maturity at 2013	1,044,010	1,086,869
7.00% with various maturities to 2026	18,630,690	19,842,296
7.50% with various maturities to 2031	14,755,821	15,915,244
7.75% with maturity at 2019	44,379	48,197
8.00% with various maturities to 2034	41,547,245	45,436,203
8.30% with various maturities to 2020	291,704	317,782
8.50% with various maturities to 2021	2,820,462	3,091,537
9.00% with various maturities to 2025	865,593	963,229
9.50% with various maturities to 2026(12)	2,818,429	3,249,677
		$90,969,048
Total Mortgage Pass-Throughs (identified cost $390,301,438)		$393,103,077
Total Mortgage-Backed Securities (identified cost $510,794,670)		$514,042,820
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,028,986
Total U.S. Treasury Obligations (identified cost $1,791,699)		$2,028,986
Total Debt Obligations — United States (identified cost $514,115,700)		$517,743,977
Common Stocks — 0.2%
Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China(6)	8,155	$326,200
		$326,200

Security	Principal		U.S. $ Value
Commercial Banks — 0.2%
Industrial and Commercial Bank of China(6)		2,191,752	$1,734,933
			$1,734,933
Total China (identified cost $2,395,650)			$2,061,133
Total Common Stocks (identified cost $2,395,650)			$2,061,133
Short-Term Investments — 27.0%
Foreign Government Securities — 21.8%
Security	Principal Amount		U.S. $ Value
Egypt — 12.4%
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	145,200,000	$26,988,020
Egyptian Treasury Bill, 0.00%, 5/13/08	EGP	108,900,000	20,219,134
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	55,400,000	10,274,819
Egyptian Treasury Bill, 0.00%, 5/27/08	EGP	29,325,000	5,432,845
Egyptian Treasury Bill, 0.00%, 6/3/08	EGP	10,800,000	1,998,653
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	31,400,000	5,804,473
Egyptian Treasury Bill, 0.00%, 7/1/08	EGP	33,925,000	6,250,594
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	68,925,000	12,684,636
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	37,000,000	6,793,820
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	28,150,000	5,091,248
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650,000	3,659,295
Total Egypt (identified cost $103,232,919)			$105,197,537
Georgia — 2.0%
Bank of Georgia Group, 7.00%, 5/30/08(5) GEL		7,275,000	$4,967,057
Bank of Georgia Group, 7.50%, 6/26/08(5) GEL		7,385,000	5,042,160
Bank of Georgia Group, 8.25%, 10/10/08(5) GEL		9,794,250	6,687,092
Total Georgia (identified cost $16,750,000)			$16,696,309
Iceland — 1.0%
Central Bank of Iceland, 15.25%, 9/24/08(5)(9)	ISK	600,000,000	$8,012,286
Total Iceland (identified cost $8,079,084)			$8,012,286
Mauritius — 0.0%
Republic of Mauritius, Treasury Bill, 0.00%, 5/23/08 MUR		4,200,000	$160,748
Total Mauritius (identified cost $151,737)			$160,748

See notes to financial statements
14

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal		U.S. $ Value
Mongolia — 0.5%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08		$4,000,000	$3,993,140
Total Mongolia (identified cost $4,000,000)			$3,993,140
Nigeria — 0.1%
Nigerian Treasury Bill , 0.00%, 9/4/08	NGN	145,188,000	$1,194,311
Total Nigeria (identified cost $1,132,100)			$1,194,311
Peru — 5.7%
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	23,700,000	$8,236,845
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700,000	9,808,359
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100,000	4,799,006
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	35,800,000	12,490,253
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600,000	3,256,766
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800,000	10,068,568
Total Peru (identified cost $46,766,901)			$48,659,797
Republic of Uganda — 0.1%
Ugandan Treasury Bill , 0.00%, 10/23/08 UGX		1,096,000,000	$610,841
Total Republic of Uganda (identified cost $597,297)			$610,841
Total Foreign Government Securities (identified cost $180,710,038)			$184,524,969
Other Securities — 5.2%
Description	Interest/ Principal Amount (000's omitted)		U.S. $ Value
Investment in Cash Management Portfolio, 2.49%(14)		40,455	$40,454,710
State Street Bank and Trust Time Deposit, 1.50%, 5/1/08		$3,360	3,360,000
Total Other Securities (identified cost $43,814,710)			$43,814,710
Total Short-Term Investments (identified cost $224,524,748)			$228,339,679

Currency Options Purchased — 0.1%
Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
South Korean Won Call Option	KRW	7,459,200	932.4	3/3/09	$22,601
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	19,262
South Korean Won Put Option	KRW	7,459,200	932.4	3/3/09	534,004
South Korean Won Put Option	KRW	7,324,000	915.5	6/2/09	627,813
Euro Put Option	EUR	800	1.2738	10/2/08	1,046
Euro Put Option	EUR	800	1.295	10/10/08	1,470
Euro Put Option	EUR	800	1.299	10/16/08	1,644
Euro Put Option	EUR	800	1.3155	10/30/08	2,317
Euro Put Option	EUR	800	1.3195	11/13/08	2,778
Euro Put Option	EUR	800	1.354	11/26/08	4,509
Euro Put Option	EUR	800	1.3506	12/11/08	4,907
Euro Put Option	EUR	800	1.327	1/8/09	4,721
Euro Put Option	EUR	800	1.3375	2/12/09	6,514
Euro Put Option	EUR	800	1.3705	4/8/09	11,471
Euro Put Option	EUR	800	1.3745	5/13/09	13,464
Total Currency Options Purchased (identified cost $1,139,502)					$1,258,521
Total Investments — 99.6% (identified cost $838,278,394)					$843,430,435
Other Assets, Less Liabilities — 0.4%					$3,204,732
Net Assets — 100.0%					$846,635,167

BRL - Brazilian Real

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GEL - Georgian Lari

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

ISK - Icelandic Krona

KES - Kenyan Shilling

KRW - South Korean Won

LKR - Sri Lanka Rupee

MUR - Mauritian Rupee

NGN - Nigerian Naira

PEN - Peruvian New Sol

See notes to financial statements
15

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

UGX - Ugandan Shilling

UYU - Uruguayan Peso

(1)  Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 10,816,050.

(2)  Bonds pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fumento) Rate.

(3)  Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 1,958,363,201.

(4)  Bonds pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000, and the current face is CRC 229,448,764.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Non-income producing security.

(7)  Convertible bond.

(8)  Defaulted security.

(9)  Floating-rate security.

(10)  Weighted average fixed-rate coupon that changes/updates monthly.

(11)  Adjustable rate mortgage security. Rate shown is the rate at April 30, 2008.

(12)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(13)  Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000 and the current face is UYU 152,360,145.

(14)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
16

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $797,823,684)	$802,975,725
Affiliated investment, at value (identified cost, $40,454,710)	40,454,710
Foreign currency, at value (identified cost, $608,366)	605,719
Receivable for investments sold	69,093
Interest receivable	6,499,115
Interest receivable from affiliated investment	35,011
Receivable for open forward foreign currency exchange contracts	2,125,001
Receivable for closed forward foreign currency exchange contracts	154,190
Receivable for open swap contracts	4,276,100
Total assets	$857,194,664
Liabilities
Payable for open forward foreign currency exchange contracts	$3,782,136
Payable for closed forward foreign currency exchange contracts	752,468
Payable for open swap contracts	2,602,248
Payable for investments purchased	1,792,943
Payable for daily variation margin on open financial futures contracts	637,176
Payable to affiliate for investment adviser fee	412,947
Payable to affiliate for Trustees' fees	3,553
Accrued expenses	576,026
Total liabilities	$10,559,497
Net Assets applicable to investors' interest in Portfolio	$846,635,167
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$840,022,109
Net unrealized appreciation	6,613,058
Total	$846,635,167

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest (net of foreign taxes, $147,488)	$22,406,597
Interest income allocated from affiliated investment	1,047,590
Expenses allocated from affiliated investment	(124,190)
Total investment income	$23,329,997
Expenses
Investment adviser fee	$2,286,591
Trustees' fees and expenses	12,705
Legal and accounting services	93,780
Custodian fee	93,097
Miscellaneous	7,333
Total expenses	$2,493,506
Deduct — Reduction of custodian fee	$38
Total expense reductions	$38
Net expenses	$2,493,468
Net investment income	$20,836,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,606,182
Financial futures contracts	(2,999,711)
Swap contracts	(1,105,460)
Foreign currency and forward foreign currency exchange contract transactions	3,272,275
Net realized gain	$3,773,286
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,233,555
Financial futures contracts	1,714,453
Swap contracts	4,991,292
Foreign currency and forward foreign currency exchange contracts	(5,309,825)
Net change in unrealized appreciation (depreciation)	$4,629,475
Net realized and unrealized gain	$8,402,761
Net increase in net assets from operations	$29,239,290

See notes to financial statements
17

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008	Year Ended October 31, 2007
From operations — Net investment income	$20,836,529	$33,560,082
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	3,773,286	23,939,718
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	4,629,475	7,097,918
Net increase in net assets from operations	$29,239,290	$64,597,718
Capital transactions — Contributions	$172,535,108	$398,182,177
Withdrawals	(43,531,835)	(337,613,129)
Net increase in net assets from capital transactions	$129,003,273	$60,569,048
Net increase in net assets	$158,242,563	$125,166,766
Net Assets
At beginning of period	$688,392,604	$563,225,838
At end of period	$846,635,167	$688,392,604

See notes to financial statements
18

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2008		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.66	%(2)	0.67%	0.66%	0.66%	0.68%	0.71%
Net investment income	5.27	%(2)	5.16%	4.49%	3.23%	3.10%	3.36%
Portfolio Turnover	11%		45%	41%	59%	55%	71%
Total Return	4.30	%(3)	10.34%	7.60%	6.48%	6.97%	12.97%
Net assets, end of period (000's omitted)	$846,635		$688,393	$563,226	$410,680	$323,944	$277,081

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
19

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 82.3%, 1.8% and 13.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification,

20

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

21

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three months LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

N  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio's average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,401,435 of which $114,844 was allocated from Cash Management and $2,286,591 was paid or accrued directly by the Portfolio.

22

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.58% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$46,328,933
U.S. Government and Agency Securities	52,499,769
$98,828,702
Sales
Investments (non-U.S. Government)	$10,384,479
U.S. Government and Agency Securities	70,777,202
$81,161,681

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$839,605,587
Gross unrealized appreciation	$15,419,517
Gross unrealized depreciation	(11,594,669)
Net unrealized appreciation	$3,824,848

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/02/08	Brazilian Real	United States Dollar
	23,650,000	13,730,044	$(50,251)
5/06/08	Canadian Dollar 23,438,000	United States Dollar 23,089,123	(182,629)
5/27/08	Euro 11,339,200	United States Dollar 18,086,704	448,235
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,176,998	6,725
5/28/08	New Zealand Dollar 13,323,002	United States Dollar 10,574,600	205,293
6/06/08	Peruvian New Sol 35,800,000	United States Dollar 12,193,461	(409,760)
7/03/08	Peruvian New Sol 23,700,000	United States Dollar 8,074,957	(280,926)
11/06/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	(205,075)
11/10/08	Peruvian New Sol 14,600,000	United States Dollar 4,956,714	(215,469)
12/11/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	(210,128)
2/09/09	Peruvian New Sol 29,800,000	United States Dollar 10,088,016	(496,131)
5/12/08	South African Rand 226,117,644	United States Dollar 29,414,060	(492,013)
			$(1,882,129)

23

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Purchases
Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/27/08	Botswana Pula 5,420,000	United States Dollar 816,144	$24,951
7/21/08	Guatemalan Quetzal 24,719,931	United States Dollar 3,166,396	118,753
5/07/08	Icelandic Krona 628,080,497	Euro 5,478,267	(142,588)
5/13/08	Icelandic Krona 510,028,000	Euro 4,462,578	(139,369)
5/12/08	Indian Rupee 255,462,000	United States Dollar 6,378,577	(78,475)
5/19/08	Indian Rupee 256,241,000	United States Dollar 6,412,437	(96,817)
5/27/08	Indian Rupee 362,750,000	United States Dollar 9,071,018	(136,218)
6/02/08	Indian Rupee 257,342,000	United States Dollar 6,377,745	(42,393)
5/12/08	Indonesian Rupiah 59,508,000,000	United States Dollar 6,431,907	14,531
5/19/08	Indonesian Rupiah 45,000,000,000	United States Dollar 4,875,935	(5,958)
5/19/08	Kazakh Tenge 1,025,000,000	United States Dollar 8,451,517	48,000
6/18/08	Kazakh Tenge 1,045,740,000	United States Dollar 8,590,651	51,131
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,058,400	111,873
5/27/08	Kenyan Shilling 137,874,688	United States Dollar 2,229,521	(5,794)
5/08/08	Malaysian Ringgit 43,750,000	United States Dollar 13,726,351	122,374
5/20/08	Malaysian Ringgit 43,500,000	United States Dollar 13,764,080	3,148
5/22/08	Malaysian Ringgit 20,700,000	United States Dollar 6,577,693	(26,579)
5/27/08	Malaysian Ringgit 21,941,000	United States Dollar 6,994,931	(51,562)
5/30/08	Malaysian Ringgit 20,700,000	United States Dollar 6,612,151	(61,786)
7/15/08	Mauritian Rand 32,478,624	United States Dollar 1,284,756	(46,170)
5/09/08	Mexican Peso 26,162,000	United States Dollar 2,481,269	7,290
5/12/08	Mexican Peso 62,200,000	United States Dollar 5,937,891	(23,534)
5/05/08	New Turkish Lira 9,896,301	United States Dollar 7,572,348	164,994

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/20/08	New Turkish Lira 9,898,000	United States Dollar 7,352,002	$345,340
5/27/08	New Turkish Lira 17,345,372	United States Dollar 13,301,666	153,715
5/12/08	Philippine Peso 370,750,000	United States Dollar 8,885,134	(118,086)
5/12/08	Polish Zloty 90,800,750	Euro 26,259,325	34,264
5/28/08	Polish Zloty 57,282,125	Euro 16,737,414	(264,425)
6/05/08	Polish Zloty 30,115,125	Euro 8,704,548	3,532
6/05/08	Ugandan Shilling 4,563,765,520	United States Dollar 2,696,145	271
5/07/08	Zambian Kwacha 7,831,465,000	United States Dollar 2,034,747	217,965
6/11/08	Zambian Kwacha 2,184,000,000	United States Dollar 581,052	42,616
			$224,994

At April 30, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $154,190 and a payable of $752,468.

Futures Contracts
Expiration Dates	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/08	80 Nikkei
	225	Long	$5,204,464	$5,572,000	$367,536
6/08	68 Japan 10 Year Bond	Short	(90,302,354)	(89,009,664)	1,292,690
6/08	165 FTSE/ JSE Top 40	Short	(6,218,868)	(6,371,781)	(152,913)
					$1,507,313

Descriptions of the underlying instruments to Futures Contracts:

•  Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

•  Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

24

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Capital PLC	MYR	36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$(52,569)
J.P. Morgan Chase Bank	BRL	10,533,705	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	(158,604)
J.P. Morgan Chase Bank	BRL	12,290,767	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(899,240)
J.P. Morgan Chase Bank	BRL	38,710,005	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(183,244)
							$(1,293,657)

BRL - Brazilian Real

MYR - Malaysian Ringgit

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000's omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	$82,849
Barclays Bank PLC	Iceland	Sell	5,000	1.70	3/20/18	36,273
Barclays Bank PLC	Iceland	Sell	3,900	1.88	3/20/18	80,930
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	28,832
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	31,059
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(12,166)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	513,637
Credit Suisse First Boston	Iceland	Sell	5,000	1.70	3/20/18	36,274
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	174,695
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(166,028)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	32,401
Goldman Sachs, Inc.	Greece	Buy	30,000	0.20	6/20/20	756,412
Goldman Sachs, Inc.	Greece	Buy	50,000	0.29	6/20/15	396,099
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/20/11	202,190
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	499,377
J.P. Morgan Chase Bank	Iceland	Sell	3,300	1.70	3/20/18	23,941
J.P. Morgan Chase Bank	Iceland	Sell	6,600	1.75	3/20/18	72,625
J.P. Morgan Chase Bank	Iceland	Sell	4,000	1.90	3/20/18	89,009
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.10	3/20/23	208,740
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.45	3/20/23	377,972
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(48,571)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	93,923
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/20/10	(355,448)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(100,541)
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	39,322
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(56,464)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(356,919)
						$2,467,969

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation
Merrill Lynch Capital Services	$4,177,112	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$499,540
					$499,540

At April 30, 2008 the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

25

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities ". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

26

Eaton Vance Global Macro Portfolio as of April 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Macro Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the "Portfolio"), including the portfolio of investments, as of April 30, 2008, the related statement of operations for the six month period then ended, and the statements of changes in net assets and supplementary data for the six month period ended April 30, 2008 and the year ended October 31, 2007. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data of the Portfolio for the years ended October 31, 2006, 2005, 2004 and 2003 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of April 30, 2008, the results of its operations for the six month period then ended, and the changes in its net assets and supplementary data for the six month period ended April 30, 2008 and the year ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 16, 2008

27

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008,

28

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements between the Eaton Vance Global Macro Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreement for the Global Macro Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

29

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Portfolio Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the period since inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

30

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Macro Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

31

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES CONT'D

Global Macro Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

32

Investment Adviser of Global Macro Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Investment Adviser and Administrator
of Eaton Vance Global Macro Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Global Macro Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3041-6/08  GMSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

INVESTMENT UPDATE

Aamer Khan, CFA
Co-Portfolio Manager

Thomas H. Luster, CFA
Co-Portfolio Manager

Michael R. Mach, CFA
Co-Portfolio Manager

Judith A. Saryan, CFA
Co-Portfolio Manager

Economic and Market Conditions

•        The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•        For the six months ended April 30, 2008, nine of the ten major sectors within the Russell 1000 Value Index (the “Index”) registered negative returns.(2) The energy sector was the lone area that posted positive returns, while consumer staples, materials and utilities produced relatively modest losses. The weakest performing sectors were information technology, financials, consumer discretionary and telecommunication services. Market-leading industries during the period included energy equipment and services, road and rail, and real estate management and development. In contrast, wireless telecommunication services, thrifts and mortgage finance and communications equipment were the period’s worst-performing industries.

Management Discussion

•        During the six months ended April 30, 2008, the Fund’s returns outperformed the Index and the Lipper Equity Income Funds Average.(2) The Fund’s holdings of preferred stock, which were affected by declines in the bond market, detracted from performance somewhat.

•        Among the Fund’s common stock holdings, the most significant contributions to performance came from stocks in the financials, consumer discretionary and utilities sectors. In financials, the Fund was under-weighted in several industries that performed poorly, thus benefiting relative performance. These industries included capital markets, diversified financial services, and thrifts and mortgage finance. Additionally, Fund holdings of commercial banking stocks outperformed similar holdings in the Index. The Fund’s consumer discretionary holdings were bolstered by outperformance, relative to the Index, in the multiline retail and the hotels, restaurants and leisure industries. In the utilities sector, the Fund continued to benefit from out-performance in the electric utilities industry.

•        Limiting the Fund’s relative performance over the past six months were holdings in the energy sector, where oil and gas stocks held back performance, and

Eaton Vance Tax-Managed Dividend Income Fund

Total Return Performance 10/31/07 – 4/30/08

Fund - Class A(1)	-7.02%
Fund - Class B(1)	-7.32
Fund - Class C(1)	-7.32
Fund - Class I(1)	-6.83
Russell 1000 Value Index(2)	-9.83
Lipper Equity Income Funds Average(2)	-8.82

See pages 3 and 4 for more performance information, including after-tax returns.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)          It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

the materials sector, where holdings in the metals and mining and containers and packaging industries detracted relative to the Index.(1)

•        Based on the Fund’s objective of achieving after-tax total return consisting primarily of tax-favored dividend income and capital appreciation, the Fund was primarily invested in securities that generated a relatively high level of qualified dividend income (QDI) during the six months ended April 30, 2008. Within the common stock portfolio, the Fund had significant exposure to the higher-yielding financial and energy sectors.

•        During the six months ended April 30, 2008, a portion of Fund assets was invested in non-U.S. common and preferred stocks. These investments provided the Fund with international diversification and dividend yields often more attractive than the yields available on stocks issued by similar domestic corporations. As of April 30, 2008, approximately 23% of the Fund’s net assets was invested in non-U.S. dollar denominated common stocks. In addition, approximately 8% of the Fund’s net assets was invested in “Yankee” preferreds. Yankee preferreds are preferred stocks of non-U.S. issuers that are denominated in U.S. dollars.

•        The continued payment of the Fund’s monthly distributions reflected the continued use of the Fund’s dividend capture strategy, a trading strategy designed to enhance the level of QDI earned by the Fund. By using this strategy, the Fund has been able to collect a greater number of dividend payments than it would have collected by simply adhering to a buy-and-hold strategy. There can be no assurance that the continued use of dividend capture trading will be successful. In addition, the use of this strategy exposes the Fund to increased trading costs and the potential for capital loss or gain.

•        Effective July 1, 2008, Mr. Mach will no longer be a portfolio manager of the Fund. The Fund will continue to be managed by Mr. Khan, Mr. Luster and Ms. Saryan.

•        In closing, we would like to thank you for your continued confidence and participation in the Fund.

(1)          It is not possible to invest directly in an Index. The Index’s total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund Composition

Top Ten Holdings(2)

By net assets

Johnson & Johnson	2.6%
ConocoPhillips	2.6
Philip Morris International, Inc.	2.5
Chevron Corp.	2.5
JPMorgan Chase & Co.	2.5
Nestle SA	2.5
United Technologies Corp.	2.4
Exxon Mobil Corp.	2.4
Sanofi-Aventis ADR	2.4
Total SA ADR	2.4

(2)          Top Ten Holdings represented 24.8% of the Fund’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings(3)

By net assets

(3)          As a percentage of the Fund’s net assets as of 4/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1) Share Class Symbol	Class A EADIX	Class B EBDIX	Class C ECDIX	Class I EIDIX
Average Annual Total Returns (at net asset value)
Six Months	-7.02%	-7.32%	-7.32%	-6.83%
One Year	-4.32	-4.98	-4.97	N.A.
Life of Fund†	10.96	10.15	10.15	-3.07

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-12.39%	-11.83%	-8.22%	-6.83%
One Year	-9.85	-9.50	-5.88	N.A.
Life of Fund†	9.63	9.87	10.15	-3.07

† Inception Dates – Class A: 5/30/03; Class B: 5/30/03; Class C: 5/30/03; Class I: 8/27/07

(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.14%	1.89%	1.89%	0.89%

(2) Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	-4.32%	10.96%
Return After Taxes on Distributions	-5.24	10.12
Return After Taxes on Distributions and Sale of Fund Shares	-1.76	9.44

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	-9.85%	9.63%
Return After Taxes on Distributions	-10.72	8.80
Return After Taxes on Distributions and Sale of Fund Shares	-5.42	8.26

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	-4.98%	10.15%
Return After Taxes on Distributions	-5.78	9.44
Return After Taxes on Distributions and Sale of Fund Shares	-2.33	8.75

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	-9.50%	9.87%
Return After Taxes on Distributions	-10.30	9.15
Return After Taxes on Distributions and Sale of Fund Shares	-5.26	8.50

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	-4.97%	10.15%
Return After Taxes on Distributions	-5.78	9.44
Return After Taxes on Distributions and Sale of Fund Shares	-2.33	8.75

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	-5.88%	10.15%
Return After Taxes on Distributions	-6.68	9.44
Return After Taxes on Distributions and Sale of Fund Shares	-2.91	8.75

Class A, Class B and Class C commenced investment operations on 5/30/03. Class I of the Fund commenced investment operations on 8/27/07. Class I after-tax returns are not provided because the Class has less than a full year of operations. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Dividend Income Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$929.80	$5.47
Class B	$1,000.00	$926.80	$9.05
Class C	$1,000.00	$926.80	$9.05
Class I	$1,000.00	$931.70	$4.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.72
Class B	$1,000.00	$1,015.50	$9.47
Class C	$1,000.00	$1,015.50	$9.47
Class I	$1,000.00	$1,020.40	$4.47

* Expenses are equal to the Fund's annualized expense ratio of 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares and 0.89% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007.

5

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.0%
Security	Shares	Value
Aerospace & Defense — 4.3%
General Dynamics Corp.	400,000	$36,168,000
United Technologies Corp.	650,000	47,105,500
		$83,273,500
Chemicals — 1.6%
BASF AG	215,000	$30,477,066
		$30,477,066
Commercial Banks — 7.6%
BNP Paribas SA	175,000	$18,601,472
DnB NOR ASA(1)	2,000,000	29,568,797
Intesa Sanpaolo SpA	3,000,000	22,236,656
KBC Groep NV(1)	150,000	20,131,868
Svenska Handelsbanken AB, Class A	1,250,000	34,362,488
UniCredit SpA	3,000,000	22,543,956
		$147,445,237
Communications Equipment — 1.8%
Nokia Oyj ADR	1,150,000	$34,580,500
		$34,580,500
Computer Peripherals — 1.2%
International Business Machines Corp.	200,000	$24,140,000
		$24,140,000
Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	1,000,000	$47,650,000
		$47,650,000
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	1,000,000	$38,710,000
Tele2 AB, Class B	1,800,000	39,748,559
		$78,458,559
Electric Utilities — 6.6%
E.ON AG	200,000	$40,450,864
Edison International	600,000	31,302,000

Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	400,000	$30,256,000
Fortum Oyj	600,000	25,308,374
		$127,317,238
Energy Equipment & Services — 3.6%
Diamond Offshore Drilling, Inc.	270,000	$33,860,700
Transocean, Inc.(1)	237,500	35,021,750
		$68,882,450
Food Products — 2.5%
Nestle SA	100,000	$47,480,366
		$47,480,366
Hotels, Restaurants & Leisure — 3.0%
Accor SA	350,000	$28,753,945
McDonald's Corp.	500,000	29,790,000
		$58,543,945
Household Durables — 1.2%
Stanley Works (The)	500,000	$24,120,000
		$24,120,000
Household Products — 2.7%
Kimberly-Clark Corp.	600,000	$38,394,000
Kimberly-Clark de Mexico SA de C.V.	3,000,000	14,246,627
		$52,640,627
Industrial Conglomerates — 2.4%
General Electric Co.	1,400,000	$45,780,000
		$45,780,000
Insurance — 2.2%
Travelers Companies, Inc. (The)	850,000	$42,840,000
		$42,840,000
Machinery — 1.9%
Illinois Tool Works, Inc.	700,000	$36,603,000
		$36,603,000

See notes to financial statements
6

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Metals & Mining — 3.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	250,000	$28,437,500
Southern Copper Corp.	400,000	45,904,000
		$74,341,500
Multiline Retail — 1.6%
JC Penney Company, Inc.	250,000	$10,625,000
Nordstrom, Inc.	600,000	21,156,000
		$31,781,000
Oil, Gas & Consumable Fuels — 14.8%
Chevron Corp.	500,000	$48,075,000
ConocoPhillips	575,000	49,536,250
Exxon Mobil Corp.	500,000	46,535,000
Marathon Oil Corp.	600,000	27,342,000
Norsk Hydro ASA	900,000	13,178,665
StatoilHydro ASA	755,000	27,050,561
StatoilHydro ASA ADR	750,000	27,127,500
Total SA ADR	550,000	46,200,000
		$285,044,976
Pharmaceuticals — 6.3%
Johnson & Johnson	750,000	$50,317,500
Pfizer, Inc.	1,250,000	25,137,500
Sanofi-Aventis ADR	1,200,000	46,296,000
		$121,751,000
Real Estate Investment Trusts (REITs) — 0.5%
Simon Property Group, Inc.	100,000	$9,986,000
		$9,986,000
Road & Rail — 1.1%
Canadian National Railway Co.	400,000	$20,956,000
		$20,956,000
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	300,000	$22,314,000
		$22,314,000

Security	Shares	Value
Tobacco — 2.5%
Philip Morris International, Inc.(1)	950,000	$48,478,500
		$48,478,500
Wireless Telecommunication Services — 1.9%
Bouygues SA	500,000	$36,947,035
		$36,947,035
Total Common Stocks (identified cost $1,330,589,339)		$1,601,832,499
Preferred Stocks — 13.9%
Security	Shares	Value
Auto Components — 0.1%
Porsche International Finance PLC, 7.20%	13,000	$1,349,205
		$1,349,205
Capital Markets — 0.5%
Lehman Brothers Holdings, Inc., 7.95%	135,000	$3,237,300
UBS Preferred Funding Trust I, 8.622%(2)	71,050	7,195,752
		$10,433,052
Commercial Banks — 5.9%
Abbey National Capital Trust I, 8.963%(2)	35,000	$3,854,550
Auction Pass-Through Trust 2006-5B - USB H, 0.00%(2)(3)	40	1,000
Auction Pass-Through Trust 2006-6B - USB H, 0.00%(2)(3)	40	1,000
Barclays Bank PLC, 8.55%(2)(3)	45,600	4,722,327
Credit Agricole SA/London, 6.637%(2)(3)	104,000	8,831,493
DB Capital Funding VIII, 6.375%	115,000	2,622,000
DB Capital Trust II, 6.55%	160,000	3,552,000
HBOS PLC, 6.657%(2)(3)	113,500	8,727,764
HSBC Capital Funding LP, 9.547%(2)(3)	40,000	4,298,956
HSBC Capital Funding LP, 10.176%(2)(3)	32,500	4,146,142
Landsbanki Islands HF, 7.431%(2)(3)	147,500	11,076,896
Merrill Lynch & Co., Inc., 4.00%(2)	1,275,000	20,247,000
Merrill Lynch & Co., Inc., 6.25%	95,000	1,947,500
Merrill Lynch & Co., Inc., 6.70%	387,350	8,831,580

See notes to financial statements
7

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Banks (continued)
National City Corp., 9.875%(2)	225,000	$5,040,000
Royal Bank of Scotland Group PLC, 7.64%(2)	115,000	10,916,593
Royal Bank of Scotland Group PLC, 9.118%	8,000	815,454
Standard Chartered PLC, 6.409%(2)(3)	103,000	8,691,645
Wachovia Corp., 8.00%	225,000	5,661,000
		$113,984,900
Diversified Financial Services — 2.8%
Citigroup Inc., Series AA, 8.125%	275,000	$6,971,250
Countrywide Financial Corp., 6.75%	281,700	5,242,437
ING Group NV, 6.125%	30,152	631,684
JPMorgan Chase & Co., 7.90%(2)	160,000	16,378,496
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.697%(3)	140,000	14,170,590
Santander Finance UNIP, 6.50%	525,000	10,972,500
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 0.00%(2)(3)	2,100	5,271
		$54,372,228
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$1,216,516
		$1,216,516
Insurance — 3.1%
Aegon NV, 6.375%	205,000	$4,346,000
Arch Capital Group, Ltd., 8.00%	185,500	4,637,500
Arch Capital Group, Ltd., Series B, 7.875%	26,500	651,900
AXA SA, 6.463%(2)(3)	50,000	4,270,775
Endurance Specialty Holdings, Ltd., 7.75%	181,550	4,293,658
ING Capital Funding Trust III, 8.439%(2)	117,500	12,141,628
MBIA Insurance Co., 14.00%(2)(3)	100,000	9,570,990
MetLife, Inc., 6.50%	350,000	8,060,500
PartnerRe, Ltd., 6.50%	52,000	1,134,640
PartnerRe, Ltd., 6.75%	139,700	3,080,385
RAM Holdings, Ltd., Series A, 7.50%(2)	5,000	3,122,188
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,585,880
RenaissanceRe Holdings, Ltd., 6.60%	175,000	3,736,250
		$60,632,294

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan GP, Inc., 8.33%(2)(3)	7,000	$7,523,250
		$7,523,250
Real Estate — 0.1%
Duke Realty Corp., 6.95%	120,000	$2,718,000
		$2,718,000
Real Estate Investment Trusts (REITs) — 0.6%
AMB Property Corp., 6.75%	79,900	$1,834,504
BRE Properties, Series D, 6.75%	40,000	864,800
Health Care Property, Inc., 7.10%	150,000	3,303,000
ProLogis Trust, 6.75%	65,000	1,493,050
PS Business Parks, Inc., 6.70%	50,000	1,027,500
PS Business Parks, Inc., 7.95%	50,000	1,207,500
Vornado Realty Trust, 6.75%	75,000	1,620,000
		$11,350,354
Thrifts & Mortgage Finance — 0.3%
Federal National Mortgage Association, Series O, 7.00%(2)	66,000	$3,040,125
Indymac Bank FSB, 8.50%(3)	475,000	2,419,555
		$5,459,680
Total Preferred Stocks (identified cost $310,811,595)		$269,039,479
Corporate Bonds & Notes — 0.7%
Security	Principal Amount (000's omitted)	Value
CVS Caremark Corp., 6.302% to 2012, 6/1/37(2)	$15,000	$12,843,885
Total Corporate Bonds & Notes (identified cost $12,400,996)		$12,843,885

See notes to financial statements
8

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 2.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(4)	38,756	$38,755,699
Total Short-Term Investments (identified cost $38,755,699)		$38,755,699
Total Investments — 99.6% (identified cost $1,692,557,629)		$1,922,471,562
Other Assets, Less Liabilities — 0.4%		$7,775,408
Net Assets — 100.0%		$1,930,246,970

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $89,674,170 or 4.7% of the Fund's net assets.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	68.5%	$1,323,164,761
France	5.1	97,404,720
Sweden	3.8	74,111,047
Germany	3.7	70,927,930
Norway	3.6	69,798,023
Switzerland	2.5	47,480,366
Italy	2.3	44,780,612
United Kingdom	2.2	42,318,882
Cayman Islands	1.8	35,021,750
Finland	1.3	25,308,374
Canada	1.1	20,956,000
Belgium	1.0	20,131,868
Mexico	0.7	14,246,627
Iceland	0.6	11,076,896
Spain	0.6	10,972,500
Bermuda	0.4	8,444,317
Netherlands	0.3	4,977,684
Ireland	0.1	1,349,205
	99.6%	$1,922,471,562

See notes to financial statements
9

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $1,653,801,930)	$1,883,715,863
Affiliated investment, at value (identified cost, $38,755,699)	38,755,699
Receivable for investments sold	28,168,386
Receivable for Fund shares sold	5,730,494
Dividends and interest receivable	14,031,878
Interest receivable from affiliated investment	70,112
Tax reclaims receivable	1,465,435
Total assets	$1,971,937,867
Liabilities
Payable for investments purchased	$35,412,533
Payable for Fund shares redeemed	3,825,378
Payable to affiliate for investment adviser fee	957,655
Payable to affiliate for distribution and service fees	925,860
Payable to affiliate for administration fee	235,153
Payable to affiliate for Trustees' fees	2,998
Accrued expenses	331,320
Total liabilities	$41,690,897
Net Assets	$1,930,246,970
Sources of Net Assets
Paid-in capital	$1,866,790,954
Accumulated net realized loss (computed on the basis of identified cost)	(198,680,715)
Accumulated undistributed net investment income	32,284,432
Net unrealized appreciation (computed on the basis of identified cost)	229,852,299
Total	$1,930,246,970
Class A Shares
Net Assets	$1,053,702,777
Shares Outstanding	80,411,383
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.10
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.10)	$13.90
Class B Shares
Net Assets	$157,605,378
Shares Outstanding	12,052,241
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.08
Class C Shares
Net Assets	$718,296,031
Shares Outstanding	54,921,368
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.08
Class I Shares
Net Assets	$642,784
Shares Outstanding	49,042
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $4,340,274)	$90,475,205
Interest and other	65,180
Interest income allocated from affiliated investment	661,593
Expenses allocated from affiliated investment	(82,000)
Total investment income	$91,119,978
Expenses
Investment adviser fee	$5,853,762
Administration fee	1,435,960
Trustees' fees and expenses	16,169
Distribution and service fees Class A	1,302,212
Class B	806,135
Class C	3,555,587
Transfer and dividend disbursing agent fees	538,581
Custodian fee	266,931
Printing and postage	99,563
Registration fees	72,301
Legal and accounting services	40,624
Miscellaneous	85,315
Total expenses	$14,073,140
Net investment income	$77,046,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(150,457,067)
Foreign currency transactions	646,916
Net realized loss	$(149,810,151)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(78,832,678)
Foreign currency	(120,504)
Net change in unrealized appreciation (depreciation)	$(78,953,182)
Net realized and unrealized loss	$(228,763,333)
Net decrease in net assets from operations	$(151,716,495)

See notes to financial statements
10

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$77,046,838	$93,928,131
Net realized loss from investment and foreign currency transactions	(149,810,151)	(10,814,604)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(78,953,182)	133,375,955
Net increase (decrease) in net assets from operations	$(151,716,495)	$216,489,482
Distributions to shareholders — From net investment income Class A	$(32,250,805)	$(50,655,751)
Class B	(4,386,541)	(7,862,281)
Class C	(19,359,166)	(30,524,646)
Class I	(16,458)	(3,118)
Total distributions to shareholders	$(56,012,970)	$(89,045,796)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$150,963,147	$516,071,451
Class B	9,649,372	45,311,998
Class C	75,449,667	289,421,744
Class I	250,925	451,000
Net asset value of shares issued to shareholders in payment of distributions declared Class A	22,215,925	34,879,017
Class B	2,746,514	4,910,874
Class C	10,720,902	16,632,343
Class I	10,074	1,545
Cost of shares redeemed Class A	(154,265,109)	(142,102,164)
Class B	(12,250,734)	(19,341,240)
Class C	(70,391,143)	(64,509,162)
Class I	(31,471)	—
Net asset value of shares exchanged Class A	6,271,584	5,875,976
Class B	(6,271,584)	(5,875,976)
Net increase in net assets from Fund share transactions	$35,068,069	$681,727,406
Net increase (decrease) in net assets	$(172,661,396)	$809,171,092
Net Assets
At beginning of period	$2,102,908,366	$1,293,737,274
At end of period	$1,930,246,970	$2,102,908,366
Accumulated undistributed net investment income included in net assets
At end of period	$32,284,432	$11,250,564

See notes to financial statements
11

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended	Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2007	October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$14.520		$13.400	$12.990		$11.820	$10.640	$10.000
Income (loss) from operations
Net investment income(3)	$0.549		$0.810	$0.239		$0.922	$0.743	$0.500
Net realized and unrealized gain (loss)	(1.564)		1.080	0.534		0.889	0.989	0.437
Total income (loss) from operations	$(1.015)		$1.890	$0.773		$1.811	$1.732	$0.937
Less distributions
From net investment income	$(0.405)		$(0.770)	$(0.363)		$(0.641)	$(0.552)	$(0.297)
Total distributions	$(0.405)		$(0.770)	$(0.363)		$(0.641)	$(0.552)	$(0.297)
Net asset value — End of period	$13.100		$14.520	$13.400		$12.990	$11.820	$10.640
Total Return(4)	(7.02	)%(8)	14.47%	6.14	%(8)	15.78%	16.54%	9.44	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,053,703		$1,141,383	$659,950		$452,785	$215,759	$104,169
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.14	%(7)	1.14%	1.19	%(7)	1.21%	1.25%	1.40	%(7)
Net investment income	8.40	%(7)	5.72%	3.69	%(7)	7.49%	6.46%	5.05	%(7)
Portfolio Turnover	110%		139%	46%		247%	162%	117%

(1)  For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the years ended April 30, 2006 and 2005 and the period ended April 30, 2004, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
12

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended	Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2007	October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$14.490		$13.370	$12.960		$11.790	$10.630	$10.000
Income (loss) from operations
Net investment income(3)	$0.494		$0.716	$0.200		$0.801	$0.648	$0.427
Net realized and unrealized gain (loss)	(1.549)		1.064	0.526		0.919	0.986	0.446
Total income (loss) from operations	$(1.055)		$1.780	$0.726		$1.720	$1.634	$0.873
Less distributions
From net investment income	$(0.355)		$(0.660)	$(0.316)		$(0.550)	$(0.474)	$(0.243)
Total distributions	$(0.355)		$(0.660)	$(0.316)		$(0.550)	$(0.474)	$(0.243)
Net asset value — End of period	$13.080		$14.490	$13.370		$12.960	$11.790	$10.630
Total Return(4)	(7.32	)%(8)	13.62%	5.76	%(8)	14.97%	15.57%	8.79	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$157,605		$181,741	$143,731		$120,272	$79,871	$40,731
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.89	%(7)	1.89%	1.94	%(7)	1.96%	2.00%	2.15	%(7)
Net investment income	7.57	%(7)	5.08%	3.11	%(7)	6.53%	5.65%	4.31	%(7)
Portfolio Turnover	110%		139%	46%		247%	162%	117%

(1)  For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003 to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the years ended April 30, 2006 and 2005 and the period ended April 30, 2004, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
13

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended	Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2007	October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$14.500		$13.370	$12.960		$11.800	$10.630	$10.000
Income (loss) from operations
Net investment income(3)	$0.499		$0.704	$0.192		$0.817	$0.653	$0.432
Net realized and unrealized gain (loss)	(1.563)		1.086	0.534		0.893	0.991	0.441
Total income (loss) from operations	$(1.064)		$1.790	$0.726		$1.710	$1.644	$0.873
Less distributions
From net investment income	$(0.356)		$(0.660)	$(0.316)		$(0.550)	$(0.474)	$(0.243)
Total distributions	$(0.356)		$(0.660)	$(0.316)		$(0.550)	$(0.474)	$(0.243)
Net asset value — End of period	$13.080		$14.500	$13.370		$12.960	$11.800	$10.630
Total Return(4)	(7.32	)%(8)	13.63%	5.76	%(8)	14.87%	15.66%	8.79	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$718,296		$779,330	$490,056		$350,758	$185,303	$92,329
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.89	%(7)	1.89%	1.94	%(7)	1.96%	2.00%	2.15	%(7)
Net investment income	7.65	%(7)	4.98%	2.98	%(7)	6.65%	5.69%	4.34	%(7)
Portfolio Turnover	110%		139%	46%		247%	162%	117%

(1)  For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003 to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the years ended April 30, 2006 and 2005 and the period ended April 30, 2004, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
14

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2008 (Unaudited)		Period Ended October 31, 2007(1)
Net asset value — Beginning of period	$14.530		$14.100
Income (loss) from operations
Net investment income(2)	$0.608		$0.054
Net realized and unrealized gain (loss)	(1.606)		0.514
Total income (loss) from operations	$(0.998)		$0.568
Less distributions
From net investment income	$(0.422)		$(0.138)
Total distributions	$(0.422)		$(0.138)
Net asset value — End of period	$13.110		$14.530
Total Return(3)	(6.83	)%(6)	4.04	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$643		$453
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.89	%(5)	0.89	%(5)
Net investment income	9.33	%(5)	2.06	%(5)
Portfolio Turnover	110%		139%

(1)  For the period from the start of business, August 27, 2007, to October 31, 2007.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
15

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research, a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed,

16

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $44,918,600 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($252,492), October 31, 2012 ($2,039,433), October 31, 2013 ($4,586,180), October 31, 2014 ($31,957,656) and October 31, 2015 ($6,082,839).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would

17

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $2.5 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's adviser fee. For the six months ended April 30, 2008, the Fund's adviser fee totaled $5,930,315 of which $76,553 was allocated from Cash Management and $5,853,762 was paid or accrued directly by the Fund. For the six months ended April 30, 2008, the Fund's adviser fee, including the portion allocated from Cash Management, was 0.62% (annualized) of the Fund's average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $1,435,960. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $31,820 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $290,580 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $1,302,212 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund.

18

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $604,601 and $2,666,690 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,279,000 and $41,716,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $201,534 and $888,897 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $65,000, $394,000 and $186,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,109,423,907 and $2,125,147,339, respectively, for the six months ended April 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	11,470,859	36,503,881
Issued to shareholders electing to receive payments of distributions in Fund shares	1,691,936	2,453,960
Redemptions	(11,795,009)	(10,041,320)
Exchange from Class B shares	461,109	415,268
Net increase	1,828,895	29,331,789
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	733,501	3,227,137
Issued to shareholders electing to receive payments of distributions in Fund shares	209,506	346,877
Redemptions	(967,304)	(1,369,909)
Exchange to Class A shares	(462,100)	(416,181)
Net increase (decrease)	(486,397)	1,787,924

19

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	5,745,615	20,514,400
Issued to shareholders electing to receive payments of distributions in Fund shares	817,925	1,172,364
Redemptions	(5,399,787)	(4,576,769)
Net increase	1,163,753	17,109,995
Class I	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007(1)
Sales	19,471	31,110
Issued to shareholders electing to receive payments of distributions in Fund shares	768	109
Redemptions	(2,416)	—
Net increase	17,823	31,219

(1)  For the period from the start of business, August 27, 2007, to October 31, 2007.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,696,476,587
Gross unrealized appreciation	$278,414,946
Gross unrealized depreciation	(52,419,971)
Net unrealized appreciation	$225,994,975

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

10  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

20

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

21

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Dividend Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock . The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

22

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees (including administrative fees) and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

23

Eaton Vance Tax-Managed Dividend Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

24

Investment Adviser and Administrator of
Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1857-6/08  TMDISRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

INVESTMENT UPDATE

Edward R. Allen, III, CFA
Eagle Global Advisors
Co-Portfolio Manager

Thomas N. Hunt, III, CFA
Eagle Global Advisors
Co-Portfolio Manager

Economic and Market Conditions

•      During the six months ended April 30, 2008, global  equity returns began to show the effects of the credit crisis that has undermined U.S. equity markets since late 2006. Although December 2007 marked the sixth year in a row that international equities outperformed their U.S. counterparts, 2008 began with poor returns, as more evidence mounted that the U.S. economy might have tipped into recession. At the end of the six-month period ended April 30, 2008, the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) – an index of common stocks traded in foreign markets – posted returns in line with the S&P 500 Index’s negative returns (the S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance).(2)

•      In the U.S., the Federal Reserve acted aggressively in response to the credit crunch, high oil prices, and the decline of the housing market, reducing its federal funds interest rate in the U.S. by 225 basis points (2.25%) and creating avenues for added liquidity into the financial system. The Bank of England, the European Central Bank, and the Bank of Japan were not as aggressive in loosening monetary policy due to inflation concerns. After a strong 2007, emerging markets held up relatively well during the first two months of 2008, but gave back significant returns in March 2008 before ending April 2008 on a strong note.

Management Discussion

•      The Fund currently invests its assets in Tax-Managed International Equity Portfolio (the “Portfolio”), a separate registered investment company with the same objectives and policies as the Fund. For the six months ended April 30, 2008, the Fund’s returns trailed those of its benchmark, MSCI EAFE, and modestly outperformed those of its Lipper peer group.(2)

•      The Fund underperformed its benchmark for the period due to the disappointing performance of some of the Portfolio’s holdings and sector allocations, primarily in the latter part of the six-month period. The best stock selection came from the energy, materials and health care sectors. The Portfolio’s underweighting in the consumer discretionary sector contributed to returns, due to the sector’s underperformance in light of weaker consumer spending. An overweight position in materials and energy were beneficial to relative performance as the emerging economies continued to support healthy growth.

•      During the six months ended April 30, 2008, the Portfolio reduced its exposure to the financials sector which continued to underperform; however, the poor performance of some specific holdings offset the benefits of the under-allocation, as the sector as a whole suffered from the credit crisis and its effects on bank balance sheets. An overweight allocation to the telecommunications sector detracted from performance, as did the Portfolio’s utilities holdings, as most were centered in Europe, where increasing regulation and rising funding costs, in addition to pressures on labor and capital expenditures costs, led to the group underperforming.

Eaton vance Tax-Managed International Equity Fund

Total Return Performance 10/31/07 - 4/30/08

Class A(1)	-10.23%
Class B(1)	-10.48
Class C(1)	-10.52
MSCI EAFE Index(2)	-9.21
Lipper International Multi-Cap Core Funds Average(2)	-10.28

See pages 3 and 4 for more performance information, including after-tax returns.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•      The Portfolio remained underweighted in Japan due to weak domestic consumption and low consumer confidence. However, holdings in Japan performed relatively well for the period, along with holdings in Norway and Australia, which benefited from their energy and raw materials focus. Good performance came from select holdings in the emerging markets, as demand for commodities and energy by the developing markets continued the upward trend in line with an increase in infrastructure development and domestic consumption.

•      While we are experiencing near-term economic uncertainty, at the end of the period, we believe the Portfolio was positioned to benefit from the overall level of economic growth in the world by emphasizing larger-capitalization companies with strong management teams and competitive advantages.

Portfolio Composition

Global Allocation*

By net assets

*	As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Top Ten Holdings**

By net assets

Rio Tinto, Ltd.	3.7%
Nintendo Co., Ltd.	3.2
Nestle SA	2.9
Total SA	2.7
Mitsubishi Corp.	2.5
France Telecom SA ADR	2.4
Petroleo Brasileiro SA ADR	2.3
British American Tobacco PLC	2.2
Turkcell Iletisim Hizmetleri AS ADR	2.0
ABB, Ltd. ADR	2.0

**	Top Ten Holdings represented 25.9% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1) Share Class Symbol	Class A ETIGX	Class B EMIGX	Class C ECIGX
Average Annual Total Returns (at net asset value)
Six Months	-10.23%	-10.48%	-10.52%
One Year	8.46	7.73	7.76
Five Years	21.21	20.36	20.34
Ten Years	3.42	2.65	2.63
Life of Fund†	3.24	2.47	2.45

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-15.38%	-14.93%	-11.40%
One Year	2.19	2.73	6.76
Five Years	19.78	20.17	20.34
Ten Years	2.81	2.65	2.63
Life of Fund†	2.63	2.47	2.45

†	Inception Dates – Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.57%	2.32%	2.32%

(2)	Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the Periods Ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	8.46%	21.21%	3.42%
Return After Taxes on Distributions	8.48	21.33	3.47
Return After Taxes on Distributions and Sale of Fund Shares	6.02	19.10	3.07

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	2.19%	19.78%	2.81%
Return After Taxes on Distributions	2.21	19.90	2.86
Return After Taxes on Distributions and Sale of Fund Shares	1.91	17.79	2.53

Average Annual Total Returns

(For the Periods Ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	7.73%	20.36%	2.65%
Return After Taxes on Distributions	7.74	20.49	2.72
Return After Taxes on Distributions and Sale of Fund Shares	5.23	18.25	2.37

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	2.73%	20.17%	2.65%
Return After Taxes on Distributions	2.74	20.30	2.72
Return After Taxes on Distributions and Sale of Fund Shares	1.98	18.08	2.37

Average Annual Total Returns

(For the Periods Ended April 30, 2008)

Returns At Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	7.76%	20.34%	2.63%
Return After Taxes on Distributions	7.78	20.47	2.71
Return After Taxes on Distributions and Sale of Fund Shares	5.35	18.26	2.37

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	6.76%	20.34%	2.63%
Return After Taxes on Distributions	6.78	20.47	2.71
Return After Taxes on Distributions and Sale of Fund Shares	4.70	18.26	2.37

Class A, Class B and Class C of the Fund commenced investment operations on 4/22/98. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed International Equity Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$897.70	$7.17
Class B	$1,000.00	$895.20	$10.70
Class C	$1,000.00	$894.80	$10.69
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.30	$7.62
Class B	$1,000.00	$1,013.60	$11.36
Class C	$1,000.00	$1,013.60	$11.36

* Expenses are equal to the Fund's annualized expense ratio of 1.52% for Class A shares, 2.27% for Class B shares and 2.27% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $173,504,772)	$231,315,120
Receivable for Fund shares sold	992,963
Total assets	$232,308,083
Liabilities
Payable for Fund shares redeemed	$480,363
Payable to affiliate for distribution and service fees	94,928
Payable to affiliate for Trustees' fees	552
Accrued expenses	47,037
Total liabilities	$622,880
Net Assets	$231,685,203
Sources of Net Assets
Paid-in capital	$277,425,025
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(104,455,798)
Accumulated undistributed net investment income	905,628
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	57,810,348
Total	$231,685,203
Class A Shares
Net Assets	$153,008,397
Shares Outstanding	11,527,234
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.27
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.27)	$14.08
Class B Shares
Net Assets	$23,219,951
Shares Outstanding	1,835,929
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.65
Class C Shares
Net Assets	$55,456,855
Shares Outstanding	4,412,472
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $328,017)	$3,177,320
Miscellaneous income	28,020
Interest allocated from Portfolio	87,880
Expenses allocated from Portfolio	(1,147,469)
Net investment income from Portfolio	$2,145,751
Expenses
Trustees' fees and expenses	1,995
Distribution and service fees Class A	166,415
Class B	131,880
Class C	261,020
Transfer and dividend disbursing agent fees	100,282
Registration fees	39,660
Custodian fee	21,171
Printing and postage	18,200
Legal and accounting services	10,521
Miscellaneous	3,275
Total expenses	$754,419
Net investment income	$1,391,332
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign taxes of $7,566	$1,108,013
Foreign currency transactions	(203,977)
Net realized gain	$904,036
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(25,047,319)
Foreign currency	(19,999)
Net change in unrealized appreciation (depreciation)	$(25,067,318)
Net realized and unrealized loss	$(24,163,282)
Net decrease in net assets from operations	$(22,771,950)

See notes to financial statements
6

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$1,391,332	$2,683,945
Net realized gain from investment and foreign currency transactions	904,036	6,147,487
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(25,067,318)	41,556,515
Net increase (decrease) in net assets from operations	$(22,771,950)	$50,387,947
Distributions to shareholders — From net investment income Class A	$(1,638,403)	$(612,786)
Class B	(142,946)	(41,077)
Class C	(386,213)	(120,816)
Total distributions to shareholders	$(2,167,562)	$(774,679)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$55,357,911	$46,330,072
Class B	2,059,250	3,517,847
Class C	12,351,727	17,068,814
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,230,841	463,056
Class B	122,626	35,468
Class C	289,863	93,928
Cost of shares redeemed Class A	(18,466,469)	(12,860,695)
Class B	(2,588,700)	(6,353,502)
Class C	(4,124,046)	(4,457,400)
Net asset value of shares exchanged Class A	4,552,595	3,487,781
Class B	(4,552,595)	(3,487,781)
Redemption fees	9,328	6,630
Net increase in net assets from Fund share transactions	$46,242,331	$43,844,218
Net increase in net assets	$21,302,819	$93,457,486

Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
At beginning of period	$210,382,384	$116,924,898
At end of period	$231,685,203	$210,382,384
Accumulated undistributed net investment income included in net assets
At end of period	$905,628	$1,681,858

See notes to financial statements
7

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.970		$11.080		$8.670	$7.080	$6.210	$5.330
Income (loss) from operations
Net investment income	$0.108		$0.266	(2)	$0.082	$0.056	$0.026	$0.015
Net realized and unrealized gain (loss)	(1.633)		3.731		2.403	1.534	0.844	0.865
Total income (loss) from operations	$(1.525)		$3.997		$2.485	$1.590	$0.870	$0.880
Less distributions
From net investment income	$(0.176)		$(0.107)		$(0.075)	$—	$—	$—
Total distributions	$(0.176)		$(0.107)		$(0.075)	$—	$—	$—
Redemption fees	$0.001		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$—
Net asset value — End of period	$13.270		$14.970		$11.080	$8.670	$7.080	$6.210
Total Return(4)	(10.23	)%(5)	36.35%		28.85%	22.46%	14.01%	16.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$153,008		$125,311		$59,486	$29,634	$24,714	$23,857
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	1.52	%(8)	1.57%		1.67%	1.89%	2.08%	2.09%
Net investment income	1.64	%(8)	2.12	%(2)	0.81%	0.70%	0.38%	0.28%
Portfolio Turnover of the Portfolio	14%		23%		25%	39%	62%	100%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.132 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Not annualized.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.200		$10.510		$8.230	$6.770	$5.980	$5.170
Income (loss) from operations
Net investment income (loss)	$0.040		$0.132	(2)	$0.008	$(0.004)	$(0.026)	$(0.024)
Net realized and unrealized gain (loss)	(1.526)		3.573		2.281	1.464	0.816	0.834
Total income (loss) from operations	$(1.486)		$3.705		$2.289	$1.460	$0.790	$0.810
Less distributions
From net investment income	$(0.065)		$(0.015)		$(0.009)	$—	$—	$—
Total distributions	$(0.065)		$(0.015)		$(0.009)	$—	$—	$—
Redemption fees	$0.001		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$—
Net asset value — End of period	$12.650		$14.200		$10.510	$8.230	$6.770	$5.980
Total Return(4)	(10.48	)%(5)	35.29%		27.83%	21.56%	13.21%	15.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,220		$31,892		$29,214	$27,861	$27,546	$27,764
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.27	%(8)	2.32%		2.42%	2.64%	2.83%	2.84%
Net investment income (loss)	0.64	%(8)	1.12	%(2)	0.08%	(0.05)%	(0.40)%	(0.46)%
Portfolio Turnover of the Portfolio	14%		23%		25%	39%	62%	100%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.097 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.29%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Not annualized.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.150		$10.500		$8.220	$6.760	$5.970	$5.160
Income (loss) from operations
Net investment income (loss)	$0.051		$0.156	(2)	$0.009	$(0.004)	$(0.025)	$(0.023)
Net realized and unrealized gain (loss)	(1.536)		3.536		2.287	1.464	0.815	0.833
Total income (loss) from operations	$(1.485)		$3.692		$2.296	$1.460	$0.790	$0.810
Less distributions
From net investment income	$(0.096)		$(0.042)		$(0.016)	$—	$—	$—
Total distributions	$(0.096)		$(0.042)		$(0.016)	$—	$—	$—
Redemption fees	$0.001		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000 (3)	$—
Net asset value — End of period	$12.570		$14.150		$10.500	$8.220	$6.760	$5.970
Total Return(4)	(10.52	)%(5)	35.27%		27.96%	21.60%	13.23%	15.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,457		$53,180		$28,225	$18,647	$17,797	$18,616
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.27	%(8)	2.32%		2.42%	2.64%	2.83%	2.84%
Net investment income (loss)	0.82	%(8)	1.32	%(2)	0.09%	(0.06)%	(0.39)%	(0.44)%
Portfolio Turnover of the Portfolio	14%		23%		25%	39%	62%	100%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.119 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Not annualized.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (58.6% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $105,110,588 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($16,044,050), October 31, 2010 ($49,131,487) and October 31, 2011 ($39,935,051).

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

11

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $7,138 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $39,604 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance

12

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $166,415 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $98,910 and $195,765 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,945,000 and $9,224,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $32,970 and $65,255 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $28,700, $9,600 and $3,900 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $69,710,820 and $26,142,024, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	4,120,257	3,726,794
Issued to shareholders electing to receive payments of distributions in Fund shares	88,677	39,578
Redemptions	(1,407,533)	(1,037,452)
Exchange from Class B shares	353,145	275,806
Net increase	3,154,546	3,004,726
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	161,245	295,582
Issued to shareholders electing to receive payments of distributions in Fund shares	9,248	3,172
Redemptions	(209,019)	(542,019)
Exchange to Class A shares	(370,719)	(289,919)
Net decrease	(409,245)	(533,184)

13

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	967,089	1,444,871
Issued to shareholders electing to receive payments of distributions in Fund shares	22,009	8,439
Redemptions	(335,253)	(383,223)
Net increase	653,845	1,070,087

For the six months ended April 30, 2008 and the year ended October 31, 2007, the Fund received $9,328 and $6,630, respectively, in redemption fees.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Tax-Managed International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%
Security	Shares	Value
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	40,000	$1,395,052
		$1,395,052
Automobiles — 1.6%
Honda Motor Co., Ltd.	106,000	$3,366,146
Toyota Motor Corp.	60,000	3,042,350
		$6,408,496
Beverages — 4.2%
Coca-Cola Icecek Uretim AS	100,000	$877,305
Diageo PLC	365,000	7,415,354
Fomento Economico Mexicano SA de C.V. ADR	142,000	6,169,900
Heineken Holding NV	45,000	2,293,686
		$16,756,245
Capital Markets — 0.7%
Invesco, Ltd.	115,000	$2,949,750
		$2,949,750
Chemicals — 2.2%
Agrium, Inc.	75,000	$5,925,000
BASF AG	20,000	2,835,076
		$8,760,076
Commercial Banks — 11.2%
Anglo Irish Bank Corp. PLC	77,400	$1,074,818
Australia and New Zealand Banking Group, Ltd.	138,500	2,855,781
Banco Bilbao Vizcaya Argentaria SA	116,700	2,668,731
Banco Santander Central Hispano SA	300,000	6,468,919
Barclays PLC	306,800	2,763,229
BNP Paribas SA	26,500	2,816,794
Commerzbank AG	85,000	3,038,074
Danske Bank A/S	52,700	1,808,951
DBS Group Holdings, Ltd.	400,000	5,845,258
Grupo Financiero Banorte SA de C.V.	500,000	2,159,359
Intesa Sanpaolo SpA	230,000	1,704,810
Kookmin Bank	51,000	3,557,956
Mitsubishi UFJ Financial Group, Inc.	452,000	4,955,560
UniCredit SpA	350,000	2,630,128
		$44,348,368

Security	Shares	Value
Communications Equipment — 1.1%
Nokia Oyj	150,000	$4,496,495
		$4,496,495
Computer Peripherals — 0.8%
Lenovo Group, Ltd.	3,900,000	$2,991,239
		$2,991,239
Construction & Engineering — 0.7%
Vinci SA	38,000	$2,779,530
		$2,779,530
Diversified Financial Services — 1.3%
ING Groep NV	130,439	$4,926,691
		$4,926,691
Diversified Telecommunication Services — 7.1%
BT Group PLC	1,130,000	$4,954,839
France Telecom SA ADR	300,000	9,399,000
Koninklijke KPN NV	400,000	7,281,363
Telefonica SA	230,000	6,589,775
		$28,224,977
Electric Utilities — 2.8%
E.ON AG	19,340	$3,911,599
E.ON AG ADR	51,350	3,312,075
Scottish and Southern Energy PLC	145,000	3,980,200
		$11,203,874
Electrical Equipment — 2.0%
ABB, Ltd. ADR	255,000	$7,820,850
		$7,820,850
Energy Equipment & Services — 3.6%
Acergy SA	300,000	$7,330,701
Compagnie Generale de Geophysique-Veritas(1)	10,000	2,504,356
Fred Olsen Energy ASA	70,000	4,405,908
		$14,240,965
Food & Staples Retailing — 0.7%
Controladora Comercial Mexicana SA de C.V., unit	1,000,000	$2,807,452
		$2,807,452

See notes to financial statements
15

Tax-Managed International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 2.9%
Nestle SA	24,000	$11,395,288
		$11,395,288
Gas Utilities — 0.3%
Samchully Co., Ltd.	5,500	$1,052,045
		$1,052,045
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	1,700,000	$1,728,950
		$1,728,950
Industrial Conglomerates — 2.1%
Keppel Corp., Ltd.	890,000	$6,804,796
SM Investments Corp.	228,000	1,342,278
		$8,147,074
Insurance — 2.9%
Aviva PLC	156,700	$1,939,067
AXA SA	145,900	5,374,963
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	4,034,039
		$11,348,069
Machinery — 3.2%
Atlas Copco AB, Class B	286,000	$4,203,930
Komatsu, Ltd.	250,000	7,570,255
SKF AB ADR	50,000	927,500
		$12,701,685
Marine — 0.4%
Cosco Corp. Singapore, Ltd.	700,000	$1,627,340
		$1,627,340
Metals & Mining — 10.7%
Anglo American PLC ADR	127,400	$4,172,350
BHP Billiton, Ltd.	130,000	5,234,126
Companhia Vale do Rio Doce ADR	217,500	6,925,200
JSC MMC Norilsk Nickel ADR	270,000	7,317,000
Rio Tinto, Ltd.	112,500	14,499,617
Silver Wheaton Corp.(1)	320,000	4,246,400
		$42,394,693

Security	Shares	Value
Multi-Utilities — 2.8%
National Grid PLC	320,000	$4,440,977
RWE AG	58,000	6,650,493
		$11,091,470
Oil, Gas & Consumable Fuels — 9.1%
Addax Petroleum Corp.	50,000	$2,228,180
ENI SpA	75,000	2,878,229
Nexen, Inc.	140,000	4,873,400
Petroleo Brasileiro SA ADR	90,000	9,099,000
Sibir Energy PLC	170,000	2,092,993
StatoilHydro ASA	116,220	4,163,995
Total SA	126,000	10,523,770
		$35,859,567
Pharmaceuticals — 3.4%
AstraZeneca PLC ADR	50,000	$2,099,000
Novartis AG	80,000	4,011,511
Roche Holdings AG	33,500	5,514,712
Shionogi & Co., Ltd.	94,000	1,806,341
		$13,431,564
Real Estate Management & Development — 1.1%
Sun Hung Kai Properties, Ltd.	255,000	$4,455,689
		$4,455,689
Road & Rail — 0.5%
MTR Corp.	500,000	$1,787,821
		$1,787,821
Semiconductors & Semiconductor Equipment — 0.3%
Himax Technologies, Inc. ADR	206,674	$1,039,570
		$1,039,570
Software — 3.2%
Nintendo Co., Ltd.	23,200	$12,759,913
		$12,759,913
Tobacco — 2.2%
British American Tobacco PLC	228,000	$8,519,410
		$8,519,410

See notes to financial statements
16

Tax-Managed International Equity Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 3.7%
Mitsubishi Corp.	310,000	$9,929,181
Mitsui & Co., Ltd.	200,000	4,673,599
		$14,602,780
Water Utilities — 0.5%
Manila Water Co., Inc.	4,387,000	$1,834,779
		$1,834,779
Wireless Telecommunication Services — 6.0%
Bouygues SA	35,000	$2,586,292
China Mobile, Ltd. ADR	65,000	5,610,800
Philippine Long Distance Telephone Co. ADR	75,300	4,600,830
Turkcell Iletisim Hizmetleri AS ADR(1)	395,000	7,959,250
Vodafone Group PLC ADR	95,000	3,007,700
		$23,764,872
Total Common Stocks (identified cost $267,097,273)		$379,652,639
Short-Term Investments — 4.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(2)	$15,691	$15,690,874
Total Short-Term Investments (identified cost $15,690,874)		$15,690,874
Total Investments — 100.1% (identified cost $282,788,147)		$395,343,513
Other Assets, Less Liabilities — (0.1)%		$(299,108)
Net Assets — 100.0%		$395,044,405

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Japan	12.5%	$49,498,397
United Kingdom	11.5	45,385,118
France	9.1	35,984,707
Switzerland	7.3	28,742,360
Germany	6.0	23,781,355
Australia	5.7	22,589,524
Canada	4.4	17,272,980
Brazil	4.1	16,024,200
Norway	4.0	15,900,604
Spain	4.0	15,727,425
United States	4.0	15,690,874
Netherlands	3.7	14,501,740
Singapore	3.6	14,277,395
Mexico	2.8	11,136,710
Turkey	2.2	8,836,555
China	2.2	8,602,039
Philippines	2.0	7,777,887
Russia	1.8	7,317,000
Italy	1.8	7,213,168
Hong Kong	1.6	6,243,510
Sweden	1.3	5,131,430
Republic of Korea	1.2	4,610,001
Finland	1.1	4,496,495
Bermuda	0.7	2,949,750
Denmark	0.5	1,808,951
Thailand	0.4	1,728,950
Ireland	0.3	1,074,818
Taiwan	0.3	1,039,570
Total Investments	100.1%	$395,343,513

See notes to financial statements
17

Tax-Managed International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $267,097,273)	$379,652,639
Affiliated investment, at value (identified cost, $15,690,874)	15,690,874
Dividends receivable	1,854,143
Interest receivable from affiliated investment	20,158
Tax reclaims receivable	400,770
Total assets	$397,618,584
Liabilities
Payable for investments purchased	$2,212,797
Payable to affiliate for investment adviser fee	320,792
Payable to affiliate for Trustees' fees	1,367
Accrued expenses	39,223
Total liabilities	$2,574,179
Net Assets applicable to investors' interest in Portfolio	$395,044,405
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$282,486,976
Net unrealized appreciation (computed on the basis of identified cost)	112,557,429
Total	$395,044,405

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $572,021)	$5,558,814
Interest	227
Interest income allocated from affiliated investment	155,213
Expenses allocated from affiliated investment	(18,544)
Total investment income	$5,695,710
Expenses
Investment adviser fee	$1,860,564
Trustees' fees and expenses	8,987
Custodian fee	118,300
Legal and accounting services	17,624
Miscellaneous	3,026
Total expenses	$2,008,501
Net investment income	$3,687,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign taxes of $12,921	$3,251,713
Foreign currency transactions	(356,499)
Net realized gain	$2,895,214
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(46,740,788)
Foreign currency	(34,996)
Net change in unrealized appreciation (depreciation)	$(46,775,784)
Net realized and unrealized loss	$(43,880,570)
Net decrease in net assets from operations	$(40,193,361)

See notes to financial statements
18

Tax-Managed International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$3,687,209	$7,582,579
Net realized gain from investment and foreign currency transactions	2,895,214	11,749,773
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(46,775,784)	80,205,125
Net increase (decrease) in net assets from operations	$(40,193,361)	$99,537,477
Capital transactions — Contributions	$69,710,820	$88,908,570
Withdrawals	(26,146,067)	(25,049,824)
Net increase in net assets from capital transactions	$43,564,753	$63,858,746
Net increase in net assets	$3,371,392	$163,396,223
Net Assets
At beginning of period	$391,673,013	$228,276,790
At end of period	$395,044,405	$391,673,013

See notes to financial statements
19

Tax-Managed International Equity Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007		2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.09	%(2)	1.10%		1.12%	1.16%	1.21%	1.23%
Net investment income	1.97	%(2)	2.51	%(3)	1.38%	1.42%	1.24%	1.15%
Portfolio Turnover	14%		23%		25%	39%	62%	100%
Total Return	(10.04	)%(4)	36.97%		29.54%	23.36%	15.04%	17.52%
Net assets, end of period (000's omitted)	$395,044		$391,673		$228,277	$151,601	$132,015	$108,454

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Includes a dividend resulting from a corporate action equal to 0.96% of average daily net assets.

(4)  Not annualized.

See notes to financial statements
20

Tax-Managed International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 58.6% and 41.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

21

Tax-Managed International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of

22

Tax-Managed International Equity Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

1.00% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $1,877,940 of which $17,376 was allocated from Cash Management and $1,860,564 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the adviser fee, including the portion allocated from Cash Management, was 1.00% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $91,004,571 and $52,978,545, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$283,717,901
Gross unrealized appreciation	$117,248,869
Gross unrealized depreciation	(5,623,257)
Net unrealized appreciation	$111,625,612

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

23

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed International Equity Portfolio, the portfolio in which the Eaton Vance Tax-Managed International Equity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser") including the fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing international equity portfolios, as well as recent changes in personnel.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

25

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed International Equity Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Tax-Managed International Equity Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed International Equity Portfolio

Officers Duncan W. Richardson President Edward R. Allen, III Vice President Thomas N. Hunt, III Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

038-6/08  IGSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker- dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

INVESTMENT UPDATE

William R. Hackney, III, CFA
     Co-Portfolio Manager

William O. Bell, IV, CFA
  Co-Portfolio Manager

Marilyn Robinson Irvin, CFA
    Co-Portfolio Manager

Economic and Market Conditions

•

The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, as oil prices topped $119 a barrel, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•

Mid-cap stocks, as measured by the Fund’s benchmark, the S&P MidCap 400 Index (the “Index”), posted a total return of -6.95% for the six months ended April 30, 2008. While significant, this decline was not as severe as the decline suffered in the larger-cap S&P 500 Index. All but two of the economic sectors constituting the Index recorded losses during the period. The energy and materials sectors continued to post the best performance of the ten economic sectors, benefiting from a still-robust global economic expansion and a weak U.S. dollar, which set record lows on the world currency market during March.

•

Telecommunication services and information technology experienced the worst sector performance during the period. Although the sector represented less than 1% of the Index, stocks within the telecommunication services sector sold off sharply during the period and posted significant losses. Additionally, stocks with the highest price/earnings ratios - many of which were technology stocks – fell the most during the chaotic market environment experienced in the six months ended April 30, 2008.

Management Discussion

•

The Fund currently invests in Tax-Managed Mid-Cap Core Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The Fund outperformed the Index for the six-month period. Stock selection in the information technology, industrials and health care sectors was the primary source of the outperformance. The Portfolio’s sector weightings, relative to the Index, also contributed modestly to returns, in large part due to the Portfolio’s lack of exposure to the telecommunication services sector.

Eaton vance Tax-Managed Mid-Cap Core Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	-4.77%
Class B(1)	-5.07
Class C(1)	-5.07
S&P MidCap 400 Index(2)	-6.95
Lipper Mid-Cap Core Funds Average(2)	-9.35

See pages 3 and 4 for more performance information, including after-tax returns.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•        Management considers a company’s fundamentals, in addition to economic conditions, in selecting stocks for the Portfolio. Analyzing the fundamentals involves consideration of numerous factors, including long term earnings growth, balance sheet strength, and cash flow generation. As the financial crisis sparked a flight-to-quality and increased investor emphasis on financially strong companies, the Portfolio benefited from its stance on fundamentals in this more cautious/less speculative environment.

•      Over the course of the six-month period, turnover in the Portfolio was higher than normal due to the level of volatility in the market and five stocks that were the subject of merger and acquisition activity. Over the period, 16 stocks were eliminated from the Portfolio and 9 stocks were added. As a result of these changes, the Portfolio on April 30, 2008 held 69 stocks representing nine of the ten economic sectors represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

Share Class Symbol	Class A EXMCX	Class B EBMCX	Class C ECMCX
Average Annual Total Returns (at net asset value)
Six Months	-4.77%	-5.07%	-5.07%
One Year	0.45	-0.19	-0.19
Five Years	11.81	10.99	11.02
Life of Fund†	7.42	6.65	6.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.25%	-9.48%	-5.95%
One Year	-5.33	-4.83	-1.12
Five Years	10.50	10.73	11.02
Life of Fund†	6.40	6.65	6.65

†	Inception date of all share classes: 3/4/02

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	1.71%	2.46%	2.46%
Net Expense Ratio	1.64	2.39	2.39

(2)

Source: Prospectus dated 3/1/08. The Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Portfolio Composition

Top Ten Holdings*

By net assets

FMC Technologies, Inc.	3.2%
Jacobs Engineering Group, Inc.	2.3
Amphenol Corp., Class A	2.2
Microchip Technology, Inc.	2.1
Jack Henry & Associates, Inc.	2.1
AMETEK, Inc.	2.1
O’Reilly Automotive, Inc.	2.0
Cullen/Frost Bankers, Inc.	2.0
BorgWarner, Inc.	2.0
Graco, Inc.	1.9

* Top Ten Holdings represented 21.9% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

**As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	0.45%	11.81%	7.42%
Return After Taxes on Distributions	-0.57	11.40	7.10
Return After Taxes on Distributions and Sale of Fund Shares	1.72	10.33	6.46

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-5.33%	10.50%	6.40%
Return After Taxes on Distributions	-6.28	10.09	6.07
Return After Taxes on Distributions and Sale of Fund Shares	-2.11	9.16	5.55

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-0.19%	10.99%	6.65%
Return After Taxes on Distributions	-1.24	10.56	6.31
Return After Taxes on Distributions and Sale of Fund Shares	1.37	9.60	5.77

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-4.83%	10.73%	6.65%
Return After Taxes on Distributions	-5.88	10.29	6.31
Return After Taxes on Distributions and Sale of Fund Shares	-1.65	9.36	5.77

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-0.19%	11.02%	6.65%
Return After Taxes on Distributions	-1.24	10.59	6.31
Return After Taxes on Distributions and Sale of Fund Shares	1.37	9.62	5.77

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.12%	11.02%	6.65%
Return After Taxes on Distributions	-2.17	10.59	6.31
Return After Taxes on Distributions and Sale of Fund Shares	0.76	9.62	5.77

Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Mid-Cap Core Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$952.30	$7.77	**
Class B	$1,000.00	$949.30	$11.39	**
Class C	$1,000.00	$949.30	$11.39	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$8.02	**
Class B	$1,000.00	$1,013.20	$11.76	**
Class C	$1,000.00	$1,013.20	$11.76	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $28,341,481)	$35,543,659
Receivable for Fund shares sold	104,716
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	4,106
Total assets	$35,652,481
Liabilities
Payable for Fund shares redeemed	$116,779
Payable to affiliate for distribution and service fees	14,756
Payable to affiliate for administration fee	4,267
Accrued expenses	26,906
Total liabilities	$162,708
Net Assets	$35,489,773
Sources of Net Assets
Paid-in capital	$27,530,334
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	856,011
Accumulated net investment loss	(98,750)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	7,202,178
Total	$35,489,773
Class A Shares
Net Assets	$22,732,059
Shares Outstanding	1,661,321
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.68
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.68)	$14.51
Class B Shares
Net Assets	$5,070,317
Shares Outstanding	389,866
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.01
Class C Shares
Net Assets	$7,687,397
Shares Outstanding	590,837
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio	$223,492
Interest allocated from Portfolio	2,924
Expenses allocated from Portfolio	(161,749)
Net investment income from Portfolio	$64,667
Expenses
Administration fee	$26,386
Distribution and service fees Class A	27,848
Class B	25,804
Class C	38,705
Registration fees	27,263
Transfer and dividend disbursing agent fees	18,905
Custodian fee	8,454
Printing and postage	5,638
Legal and accounting services	5,011
Miscellaneous	3,824
Total expenses	$187,838
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$19,707
Total expense reductions	$19,707
Net expenses	$168,131
Net investment loss	$(103,464)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$893,600
Net realized gain	$893,600
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,774,283)
Net change in unrealized appreciation (depreciation)	$(2,774,283)
Net realized and unrealized loss	$(1,880,683)
Net decrease in net assets from operations	$(1,984,147)

See notes to financial statements
6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment loss	$(103,464)	$(224,875)
Net realized gain from investment transactions	893,600	2,630,199
Net change in unrealized appreciation (depreciation) of investments	(2,774,283)	2,853,010
Net increase (decrease) in net assets from operations	$(1,984,147)	$5,258,334
Distributions to shareholders — From net realized gain Class A	$(1,631,947)	$(947,771)
Class B	(403,944)	(355,120)
Class C	(596,306)	(393,590)
Total distributions to shareholders	$(2,632,197)	$(1,696,481)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,938,934	$6,448,468
Class B	104,259	301,473
Class C	347,989	1,813,005
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,437,508	818,042
Class B	369,556	324,495
Class C	492,053	323,252
Cost of shares redeemed Class A	(2,332,626)	(3,433,448)
Class B	(525,855)	(1,198,300)
Class C	(816,355)	(1,214,224)
Net asset value of shares exchanged Class A	102,969	671,373
Class B	(102,969)	(671,373)
Net increase in net assets from Fund share transactions	$1,015,463	$4,182,763
Net increase (decrease) in net assets	$(3,600,881)	$7,744,616
Net Assets
At beginning of period	$39,090,654	$31,346,038
At end of period	$35,489,773	$39,090,654
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(98,750)	$4,714

See notes to financial statements
7

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value — Beginning of period	$15.400		$13.890	$12.360	$11.270	$10.670	$8.530
Income (loss) from operations
Net investment loss(1)	$(0.021)		$(0.049)	$(0.067)	$(0.108)	$(0.102)	$(0.087)
Net realized and unrealized gain (loss)	(0.674)		2.299	1.663	1.198	0.702	2.227
Total income (loss) from operations	$(0.695)		$2.250	$1.596	$1.090	$0.600	$2.140
Less distributions
From net realized gain	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Total distributions	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Net asset value — End of period	$13.680		$15.400	$13.890	$12.360	$11.270	$10.670
Total Return(2)	(4.77	)%(6)	16.93%	12.96%	9.67%	5.62%	25.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,732		$24,406	$17,718	$13,761	$11,226	$7,054
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)	1.60	%(5)	1.64%	1.70%	1.70%	1.70%	1.70%
Net investment loss	(0.31	)%(5)	(0.34)%	(0.50)%	(0.89)%	(0.93)%	(0.93)%
Portfolio Turnover of the Portfolio	19%		38%	55%	53%	42%	50%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.07%, 0.07%, 0.16%, 0.22% and 0.73% of average daily net assets for the six months ended April 30, 2008 and the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value — Beginning of period	$14.740		$13.420	$12.030	$11.050	$10.540	$8.490
Income (loss) from operations
Net investment loss(1)	$(0.069)		$(0.151)	$(0.161)	$(0.194)	$(0.182)	$(0.158)
Net realized and unrealized gain (loss)	(0.636)		2.211	1.617	1.174	0.692	2.208
Total income (loss) from operations	$(0.705)		$2.060	$1.456	$0.980	$0.510	$2.050
Less distributions
From net realized gain	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Total distributions	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Net asset value — End of period	$13.010		$14.740	$13.420	$12.030	$11.050	$10.540
Total Return(2)	(5.07	)%(6)	16.07%	12.15%	8.87%	4.84%	24.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,070		$5,950	$6,577	$6,436	$5,741	$4,139
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)	2.35	%(5)	2.39%	2.45%	2.45%	2.45%	2.45%
Net investment loss	(1.06	)%(5)	(1.08)%	(1.25)%	(1.64)%	(1.67)%	(1.69)%
Portfolio Turnover of the Portfolio	19%		38%	55%	53%	42%	50%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.07%, 0.07%, 0.16%, 0.22% and 0.73% of average daily net assets for the six months ended April 30, 2008 and the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value — Beginning of period	$14.740		$13.420	$12.030	$11.050	$10.540	$8.490
Income (loss) from operations
Net investment loss(1)	$(0.068)		$(0.151)	$(0.161)	$(0.194)	$(0.182)	$(0.157)
Net realized and unrealized gain (loss)	(0.637)		2.211	1.617	1.174	0.692	2.207
Total income (loss) from operations	$(0.705)		$2.060	$1.456	$0.980	$0.510	$2.050
Less distributions
From net realized gain	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Total distributions	$(1.025)		$(0.740)	$(0.066)	$—	$—	$—
Net asset value — End of period	$13.010		$14.740	$13.420	$12.030	$11.050	$10.540
Total Return(2)	(5.07	)%(6)	16.07%	12.15%	8.87%	4.84%	24.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,687		$8,735	$7,051	$6,027	$5,450	$4,056
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)	2.35	%(5)	2.39%	2.45%	2.45%	2.45%	2.45%
Net investment loss	(1.06	)%(5)	(1.08)%	(1.25)%	(1.64)%	(1.68)%	(1.70)%
Portfolio Turnover of the Portfolio	19%		38%	55%	53%	42%	50%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.07%, 0.07%, 0.16%, 0.22% and 0.73% of average daily net assets for the six months ended April 30, 2008 and the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (36.1% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $26,386. For the six months ended April 30, 2008, EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.60% annually of the Fund's average daily net assets for Class A shares and 2.35% annually of the Fund's average daily net assets for Class B and Class C shares. This agreement may be changed or terminated after April 30, 2010. Pursuant to this agreement, EVM and Atlanta Capital were allocated $6,158 and $13,549, respectively, of the Fund's operating expenses for the six months ended April 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $1,439 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,437 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $27,848 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net

12

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $19,352 and $29,029 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $74,000 and $466,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $6,452 and $9,676 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $1,000, $5,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $2,410,474 and $4,159,631, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	142,415	439,915
Issued to shareholders electing to receive payments of distributions in Fund shares	100,949	60,372
Redemptions	(174,500)	(237,133)
Exchange from Class B shares	7,585	45,930
Net increase	76,449	309,084

13

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	7,776	21,797
Issued to shareholders electing to receive payments of distributions in Fund shares	27,233	24,865
Redemptions	(40,851)	(85,330)
Exchange to Class A shares	(7,959)	(47,798)
Net decrease	(13,801)	(86,466)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	26,085	129,288
Issued to shareholders electing to receive payments of distributions in Fund shares	36,260	24,770
Redemptions	(64,183)	(86,912)
Net increase (decrease)	(1,838)	67,146

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Air Freight & Logistics — 1.8%
CH Robinson Worldwide, Inc.	18,200	$1,140,776
Expeditors International of Washington, Inc.	13,300	619,647
		$1,760,423
Airlines — 0.8%
SkyWest, Inc.	40,000	$761,200
		$761,200
Auto Components — 2.0%
BorgWarner, Inc.	40,000	$1,966,000
		$1,966,000
Automobiles — 1.1%
Thor Industries, Inc.	35,000	$1,061,200
		$1,061,200
Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	18,800	$1,867,592
Federated Investors, Inc., Class B	27,000	903,960
Raymond James Financial, Inc.	50,000	1,438,500
SEI Investments Co.	44,600	1,037,842
		$5,247,894
Chemicals — 2.6%
Albemarle Corp.	35,200	$1,316,832
RPM International, Inc.	56,000	1,248,800
		$2,565,632
Commercial Banks — 4.2%
City National Corp.	22,000	$1,067,440
Cullen/Frost Bankers, Inc.	35,700	1,992,774
Westamerica Bancorporation	18,000	1,051,920
		$4,112,134
Commercial Services & Supplies — 1.8%
FTI Consulting, Inc.(1)	27,000	$1,728,000
		$1,728,000

Security	Shares	Value
Computer Peripherals — 0.4%
Diebold, Inc.	10,000	$392,000
		$392,000
Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.(1)	26,000	$2,244,580
		$2,244,580
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	11,000	$1,203,180
		$1,203,180
Containers & Packaging — 1.7%
Sonoco Products Co.	51,300	$1,690,335
		$1,690,335
Electric Utilities — 1.6%
DPL, Inc.	56,600	$1,575,178
		$1,575,178
Electrical Equipment — 2.1%
AMETEK, Inc.	42,000	$2,037,840
		$2,037,840
Electronic Equipment & Instruments — 3.8%
Amphenol Corp., Class A	46,000	$2,124,280
National Instruments Corp.	55,000	1,618,100
		$3,742,380
Energy Equipment & Services — 4.0%
FMC Technologies, Inc.(1)	47,000	$3,158,400
Helmerich & Payne, Inc.	14,000	752,500
		$3,910,900
Food & Staples Retailing — 1.4%
Ruddick Corp.	36,000	$1,393,200
		$1,393,200

See notes to financial statements
15

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 1.8%
Corn Products International, Inc.	16,000	$742,080
Hormel Foods Corp.	26,000	1,024,660
		$1,766,740
Gas Utilities — 4.4%
AGL Resources, Inc.	41,100	$1,397,400
Energen Corp.	20,000	1,364,800
Questar Corp.	26,000	1,612,780
		$4,374,980
Health Care Equipment & Supplies — 6.8%
Bard (C.R.), Inc.	15,800	$1,487,886
Beckman Coulter, Inc.	18,400	1,256,720
DENTSPLY International, Inc.	37,800	1,469,286
Mentor Corp.	31,000	907,370
Varian Medical Systems, Inc.(1)	33,500	1,570,480
		$6,691,742
Health Care Providers & Services — 4.4%
Henry Schein, Inc.(1)	25,000	$1,384,250
Owens & Minor, Inc.	38,000	1,722,160
Patterson Cos., Inc.(1)	35,000	1,197,000
		$4,303,410
Hotels, Restaurants & Leisure — 1.4%
Sonic Corp.(1)	63,850	$1,404,062
		$1,404,062
Household Durables — 1.0%
Mohawk Industries, Inc.(1)	13,000	$990,470
		$990,470
Insurance — 5.3%
Brown and Brown, Inc.	55,000	$1,056,000
HCC Insurance Holdings, Inc.	73,000	1,801,640
Markel Corp.(1)	2,300	999,120
Protective Life Corp.	31,000	1,321,220
		$5,177,980

Security	Shares	Value
IT Services — 1.0%
Fiserv, Inc.(1)	20,200	$1,021,110
		$1,021,110
Life Sciences Tools & Services — 1.1%
Pharmaceutical Product Development, Inc.	26,000	$1,076,920
		$1,076,920
Machinery — 5.5%
Donaldson Co., Inc.	40,000	$1,741,600
Graco, Inc.	45,200	1,871,732
IDEX Corp.	50,000	1,834,500
		$5,447,832
Metals & Mining — 1.8%
Reliance Steel & Aluminum Co.	29,000	$1,762,620
		$1,762,620
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	50,000	$1,580,000
		$1,580,000
Multi-Utilities — 2.7%
NSTAR	40,000	$1,288,400
OGE Energy Corp.	42,300	1,382,787
		$2,671,187
Office Electronics — 1.4%
Zebra Technologies Corp., Class A(1)	36,275	$1,333,106
		$1,333,106
Oil, Gas & Consumable Fuels — 4.3%
Holly Corp.	35,000	$1,451,800
Peabody Energy Corp.	20,000	1,222,600
Plains Exploration & Production Co.(1)	25,805	1,607,135
		$4,281,535
Personal Products — 1.8%
Alberto-Culver Co.	72,000	$1,812,240
		$1,812,240

See notes to financial statements
16

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.1%
Health Care REIT, Inc.	22,000	$1,065,900
		$1,065,900
Semiconductors & Semiconductor Equipment — 2.1%
Microchip Technology, Inc.	57,050	$2,096,588
		$2,096,588
Software — 5.7%
ANSYS, Inc.(1)	42,200	$1,697,706
Citrix Systems, Inc.(1)	27,500	900,625
Fair Isaac Corp.	40,000	990,800
Jack Henry & Associates, Inc.	78,500	2,062,980
		$5,652,111
Specialty Retail — 3.6%
O'Reilly Automotive, Inc.(1)	70,000	$2,020,900
Ross Stores, Inc.	44,500	1,490,305
		$3,511,205
Tobacco — 0.9%
Universal Corp., VA	14,000	$898,660
		$898,660
Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	30,000	$1,462,800
		$1,462,800
Total Common Stocks (identified cost $75,847,377)		$97,775,274
Total Investments — 99.3% (identified cost $75,847,377)		$97,775,274
Other Assets, Less Liabilities — 0.7%		$658,599
Net Assets — 100.0%		$98,433,873

(1)  Non-income producing security.

See notes to financial statements
17

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at value (identified cost, $75,847,377)	$97,775,274
Cash	662,185
Dividends and interest receivable	92,794
Total assets	$98,530,253
Liabilities
Payable to affiliate for investment adviser fee	$63,998
Accrued expenses	32,382
Total liabilities	$96,380
Net Assets applicable to investors' interest in Portfolio	$98,433,873
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$76,505,976
Net unrealized appreciation (computed on the basis of identified cost)	21,927,897
Total	$98,433,873

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends	$617,198
Interest	8,106
Total investment income	$625,304
Expenses
Investment adviser fee	$391,280
Trustees' fees and expenses	3,633
Custodian fee	41,294
Legal and accounting services	8,802
Miscellaneous	4,565
Total expenses	$449,574
Deduct — Reduction of investment adviser fee	$3,229
Total expense reductions	$3,229
Net expenses	$446,345
Net investment income	$178,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,009,959
Net realized gain	$3,009,959
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(8,004,018)
Net change in unrealized appreciation (depreciation)	$(8,004,018)
Net realized and unrealized loss	$(4,994,059)
Net decrease in net assets from operations	$(4,815,100)

See notes to financial statements
18

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$178,959	$431,454
Net realized gain from investment transactions	3,009,959	8,082,328
Net change in unrealized appreciation (depreciation) of investments	(8,004,018)	8,326,667
Net increase (decrease) in net assets from operations	$(4,815,100)	$16,840,449
Capital transactions — Contributions	$2,410,474	$8,454,067
Withdrawals	(9,326,108)	(13,006,661)
Net decrease in net assets from capital transactions	$(6,915,634)	$(4,552,594)
Net increase (decrease) in net assets	$(11,730,734)	$12,287,855
Net Assets
At beginning of period	$110,164,607	$97,876,752
At end of period	$98,433,873	$110,164,607

See notes to financial statements
19

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses(1)	0.92	%(2)	0.90%	0.91%	0.91%	0.93%	0.99%
Net investment income (loss)	0.37	%(2)	0.41%	0.29%	(0.11)%	(0.15)%	(0.22)%
Portfolio Turnover	19%		38%	55%	53%	42%	50%
Total Return	(4.45	)%(3)	17.79%	13.85%	10.54%	6.43%	25.97%
Net assets, end of period (000's omitted)	$98,434		$110,165	$97,877	$76,091	$67,130	$46,112

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2008 and for each of the years ended October 31, 2007, 2006, 2005 and 2004). A portion of the waiver was borne by the sub-adviser.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
20

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Mid-Cap Core Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 36.1% and 63.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

21

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.80% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its advisory fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2008, the adviser fee was 0.80% (annualized) of the Portfolio's average daily net assets and amounted to $391,280. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2008, BMR waived $3,229 of its adviser fee. Atlanta Capital, in turn, waived $3,229 of its sub-adviser fee.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $18,789,771 and $24,466,635, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,912,199
Gross unrealized appreciation	$23,263,793
Gross unrealized depreciation	(1,400,718)
Net unrealized appreciation	$21,863,075

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the

22

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

23

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

24

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Mid-Cap Core Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment

25

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board noted that action was taken during 2006 and 2007 to improve the performance of the Fund and concluded that such actions were effective in improving the Fund's performance since that time.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Administrator waived fees and/or paid expenses for the Fund and had agreed to waive fees and/or pay expenses in an additional amount for the next two years.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Mid-Cap Core Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Tax-Managed Mid-Cap Core Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Mid-Cap Core Portfolio

Officers
Duncan W. Richardson
President
William O. Bell, IV
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
William R. Hackney, III
Vice President
Marilyn Robinson Irvin
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Tax-Managed Mid-Cap Core Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Tax-Managed Mid-Cap Core Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Mid-Cap Core Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1301-6/08  TMMCCSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
MULTI-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

INVESTMENT UPDATE

Arieh Coll
Portfolio Manager

Economic and Market Conditions

•                The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit.

•                In mid-March 2008, the market began to recover amid suggestions that the market had already discounted the worst of the credit crisis. Led by the materials, energy and consumer cyclical sectors, as well as increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period. Fund management believes that the bear market of 2007-2008 may have bottomed in March 2008. This belief is based on a number of factors, including the Federal Reserve Board’s many interest-rate cuts – from 4.50% on October 31, 2007 to 2.00% by April 30, 2008 – which made equities more attractive; higher free cash flow yields offered by equities, compared to fixed-income securities, at the end of March 2008; and extreme pessimism among investors and consumers, which historically has been followed by strong gains in the S&P 500 Index.

Management Discussion

•                The Fund(1) outperformed the Russell Midcap Growth Index and the S&P 500 Index, as well as the average return of the Lipper Mid-Cap Growth Funds Classification, all of which had negative returns exceeding -8.0%.(2) As the Lipper rankings on page 2 indicate, the Fund has ranked 12th out of 604 funds in the Lipper Mid-Cap Growth Funds Classification for one year; 10th out of 503 funds for 3 years; and 22nd out of 414 funds for 5 years.(3)

•     During the six months ended April 30, 2008, the Fund benefited from its investments in the information technology (IT) sector, where management strategically sold what it believed were overvalued technology stocks during the first week of January 2008 in anticipation of a potential price decline. Approximately half of the Fund’s tech holdings were sold, and when this sector declined sharply during the next two months,

Eaton vance Tax-Managed Multi-Cap Growth Fund

Total Return Performance 10/31/07 – 4/30/08

Fund - Class A(2)	-4.75%
Fund - Class B(2)	-5.09
Fund - Class C(2)	-5.10
Russell Midcap Growth Index(4)	-8.44
S&P 500 Index(4)	-9.63
Lipper Mid-Cap Growth Funds Average(4)	-10.98

See pages 3 and 4 for more performance information, including after-tax returns.

(1)        The Fund currently invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)        These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(3)        Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

(4)        It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

1

management took the opportunity to increase the Fund’s tech holdings at much more attractive prices. The Fund’s relative performance benefited from this strategic decision, which was designed to protect shareholder capital. In particular, semiconductor equipment, and communications equipment stocks performed well. Additionally, consumer discretionary stocks performed well, led by the Internet and catalog retail, household durables and multiline retail industries. Oil and gas stocks continued to lead performance in the energy sector, and the Fund benefited from being overweighted in energy stocks.

•                The Fund’s holdings in the materials, financials and health care sectors detracted from performance for the six months ended April 30, 2008. Stocks in the metals and mining, chemicals and aerospace and defense industries lagged in the materials sector. In financials, holdings in the IT Services, diversified financial services and thrifts and mortgage finance industries detracted. Health care was held back by lagging performance in the biotechnology industry and the life sciences tools and services industry.

Investment Philosophy

•                  In selecting stocks, management seeks companies it believes have a strong product line or lower priced products that will result in a competitive advantage and increasing market share. Management also considers a company’s earnings or cash flow capabilities. Management employs a “growth at a reasonable price” investment approach, and typically looks for companies that are valued at a price-to-earnings ratio below their growth rates but with fundamentals believed to result in increased earning per share each year.

Lipper Quintile Rankings(1)

By total return as of 4/30/08

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND CLASS A

LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION

Period	Quintile	Ranking

1 Year	1st	12 of 604 funds
3 Years	1st	10 of 503 funds
5 Years	1st	22 of 414 funds

(1)        Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Portfolio Composition

Top Ten Holdings(2)

By net assets

Research In Motion, Ltd.	4.7%
JA Solar Holdings Co., Ltd. ADR	4.2
Hess Corp.	4.0
Thompson Creek Metals Co., Inc.	3.4
Renesola, Ltd.	2.8
Massey Energy Co.	2.6
Elan Corp. PLC ADR	2.5
Priceline.com, Inc.	2.4
Google, Inc., Class A	2.2
MF Global, Ltd.	2.1

(2)        Top Ten Holdings represented 30.9% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings(3)

By net assets

(3)        As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

2

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

Share Class Symbol	Class A EACPX	Class B EBCPX	Class C ECCPX

Average Annual Total Returns (at net asset value)
Six Months	-4.75%	-5.09%	-5.10%
One Year	16.64	15.75	15.79
Five Years	18.57	17.66	17.67
Life of Fund†	7.64	6.77	6.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.24%	-9.20%	-5.92%
One Year	9.91	10.75	14.79
Five Years	17.18	17.45	17.67
Life of Fund†	6.83	6.77	6.79

†                Inception Dates – Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C

Expense Ratio	1.44%	2.20%	2.19%

(2)          Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.64%	18.57%	7.64%
Return After Taxes on Distributions	13.42	17.77	7.17
Return After Taxes on Distributions and Sale of Fund Shares	13.25	16.25	6.59

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.91%	17.18%	6.83%
Return After Taxes on Distributions	6.87	16.40	6.37
Return After Taxes on Distribution and Sale of Fund Shares	8.74	14.99	5.86

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.79%	17.67%	6.79%
Return After Taxes on Distributions	12.59	16.87	6.33
Return After Taxes on Distributions and Sale of Fund Shares	12.80	15.44	5.83

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.79%	17.67%	6.79%
Return After Taxes on Distributions	11.59	16.87	6.33
Return After Taxes on Distributions and Sale of Fund Shares	12.15	15.44	5.83

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.75%	17.66%	6.77%
Return After Taxes on Distributions	12.59	16.87	6.31
Return After Taxes on Distributions and Sale of Fund Shares	12.78	15.44	5.82

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.75%	17.45%	6.77%
Return After Taxes on Distributions	7.59	16.66	6.31
Return After Taxes on Distributions and Sale of Fund Shares	9.53	15.24	5.82

Class A of the Fund commenced investment operations on 6/30/00. Class B and Class C of the Fund commenced investment operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Multi-Cap Growth Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$952.50	$6.84
Class B	$1,000.00	$949.10	$10.47
Class C	$1,000.00	$949.00	$10.47
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.07
Class B	$1,000.00	$1,014.10	$10.82
Class C	$1,000.00	$1,014.10	$10.82

* Expenses are equal to the Fund's annualized expense ratio of 1.41% for Class A shares, 2.16% for Class B shares and 2.16% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $81,541,889)	$103,294,188
Receivable for Fund shares sold	853,577
Total assets	$104,147,765
Liabilities
Payable for Fund shares redeemed	$166,008
Payable to affiliate for distribution and service fees	47,378
Payable to affiliate for administration fee	12,053
Payable to affiliate for Trustees' fees	189
Accrued expenses	42,636
Total liabilities	$268,264
Net Assets	$103,879,501
Sources of Net Assets
Paid-in capital	$79,647,470
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	2,773,849
Accumulated net investment loss	(294,117)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	21,752,299
Total	$103,879,501
Class A Shares
Net Assets	$57,465,555
Shares Outstanding	3,872,671
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.84
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.84)	$15.75
Class B Shares
Net Assets	$18,379,560
Shares Outstanding	1,327,215
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.85
Class C Shares
Net Assets	$28,034,386
Shares Outstanding	2,022,829
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.86
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $4,310)	$322,157
Interest allocated from Portfolio	98,786
Securities lending income allocated from Portfolio, net	155,771
Expenses allocated from Portfolio	(350,140)
Net investment income from Portfolio	$226,574
Expenses
Administration fee	$71,278
Trustees' fees and expenses	910
Distribution and service fees Class A	63,036
Class B	92,177
Class C	130,867
Transfer and dividend disbursing agent fees	63,310
Printing and postage	18,453
Registration fees	17,069
Custodian fee	13,531
Legal and accounting services	10,548
Miscellaneous	6,920
Total expenses	$488,099
Net investment loss	$(261,525)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,875,540
Foreign currency transactions	(15,957)
Net realized gain	$2,859,583
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(7,649,869)
Foreign currency	(505)
Net change in unrealized appreciation (depreciation)	$(7,650,374)
Net realized and unrealized loss	$(4,790,791)
Net decrease in net assets from operations	$(5,052,316)

See notes to financial statements
6

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income (loss)	$(261,525)	$815,790
Net realized gain from investment and foreign currency transactions	2,859,583	13,334,318
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,650,374)	13,077,678
Net increase (decrease) in net assets from operations	$(5,052,316)	$27,227,786
Distributions to shareholders — From net investment income Class A	$(606,256)	$—
Class B	(91,011)	—
Class C	(159,283)	—
From net realized gain Class A	(6,777,256)	(505,546)
Class B	(2,724,125)	(360,203)
Class C	(3,800,678)	(382,895)
Total distributions to shareholders	$(14,158,609)	$(1,248,644)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$20,243,551	$15,006,829
Class B	1,547,895	1,502,391
Class C	4,084,693	4,826,669
Net asset value of shares issued to shareholders in payment of distributions declared Class A	6,507,869	454,534
Class B	2,341,547	304,962
Class C	3,057,193	296,062
Cost of shares redeemed Class A	(9,808,889)	(4,426,455)
Class B	(1,548,498)	(4,227,231)
Class C	(2,204,223)	(2,428,086)
Net asset value of shares exchanged Class A	784,170	905,115
Class B	(784,170)	(905,115)
Net increase in net assets from Fund share transactions	$24,221,138	$11,309,675
Net increase in net assets	$5,010,213	$37,288,817
Net Assets
At beginning of period	$98,869,288	$61,580,471
At end of period	$103,879,501	$98,869,288
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(294,117)	$823,958

See notes to financial statements
7

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$17.990		$12.750		$10.850	$10.060	$9.690	$7.250
Income (loss) from operations
Net investment income (loss)	$(0.014)		$0.217	(2)	$(0.019)	$(0.072)	$(0.083)	$(0.116)
Net realized and unrealized gain (loss)	(0.739)		5.276		2.144	0.862	0.453	2.556
Total income (loss) from operations	$(0.753)		$5.493		$2.125	$0.790	$0.370	$2.440
Less distributions
From net investment income	$(0.197)		$—		$—	$—	$—	$—
From net realized gain	(2.200)		(0.253)		(0.225)	—	—	—
Total distributions	$(2.397)		$(0.253)		$(0.225)	$—	$—	$—
Net asset value — End of period	$14.840		$17.990		$12.750	$10.850	$10.060	$9.690
Total Return(3)	(4.75	)%(7)	43.76%		19.84%	7.85%	3.82%	33.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,466		$49,517		$25,559	$21,998	$23,462	$19,884
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.41	%(6)	1.43%		1.49%	1.55%	1.52%	1.66%
Net investment income (loss)	(0.19	)%(6)	1.45	%(2)	(0.16)%	(0.67)%	(0.84)%	(1.42)%
Portfolio Turnover of the Portfolio	129%		157%		181%	217%	239%	224%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.265 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's adviser voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average daily net assets for each of the years ended October 31, 2006 and 2004).

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$16.880		$12.070		$10.350	$9.680	$9.390	$7.080
Income (loss) from operations
Net investment income (loss)	$(0.066)		$0.120	(2)	$(0.096)	$(0.146)	$(0.153)	$(0.173)
Net realized and unrealized gain (loss)	(0.690)		4.943		2.041	0.816	0.443	2.483
Total income (loss) from operations	$(0.756)		$5.063		$1.945	$0.670	$0.290	$2.310
Less distributions
From net investment income	$(0.074)		$—		$—	$—	$—	$—
From net realized gain	(2.200)		(0.253)		(0.225)	—	—	—
Total distributions	$(2.274)		$(0.253)		$(0.225)	$—	$—	$—
Net asset value — End of period	$13.850		$16.880		$12.070	$10.350	$9.680	$9.390
Total Return(3)	(5.09	)%(7)	42.64%		19.04%	6.92%	3.09%	32.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,380		$20,815		$17,797	$18,653	$20,928	$20,868
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.16	%(6)	2.19%		2.24%	2.30%	2.27%	2.41%
Net investment income (loss)	(0.96	)%(6)	0.86	%(2)	(0.85)%	(1.42)%	(1.60)%	(2.16)%
Portfolio Turnover of the Portfolio	129%		157%		181%	217%	239%	224%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.263 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.02)%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's adviser voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average daily net assets for each of the years ended October 31, 2006 and 2004).

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$16.910		$12.090		$10.370	$9.700	$9.410	$7.090
Income (loss) from operations
Net investment income (loss)	$(0.066)		$0.111	(2)	$(0.100)	$(0.146)	$(0.151)	$(0.172)
Net realized and unrealized gain (loss)	(0.692)		4.962		2.045	0.816	0.441	2.492
Total income (loss) from operations	$(0.758)		$5.073		$1.945	$0.670	$0.290	$2.320
Less distributions
From net investment income	$(0.092)		$—		$—	$—	$—	$—
From net realized gain	(2.200)		(0.253)		(0.225)	—	—	—
Total distributions	$(2.292)		$(0.253)		$(0.225)	$—	$—	$—
Net asset value — End of period	$13.860		$16.910		$12.090	$10.370	$9.700	$9.410
Total Return(3)	(5.10	)%(7)	42.65%		19.01%	6.91%	3.08%	32.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$28,034		$28,537		$18,224	$17,058	$18,373	$15,902
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.16	%(6)	2.18%		2.24%	2.30%	2.27%	2.41%
Net investment income (loss)	(0.95	)%(6)	0.79	%(2)	(0.89)%	(1.42)%	(1.57)%	(2.16)%
Portfolio Turnover of the Portfolio	129%		157%		181%	217%	239%	224%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.260 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's adviser voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average daily net assets for each of the years ended October 31, 2006 and 2004).

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (51.0% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses.

11

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $71,278. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $3,448 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $23,666 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $63,036 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $69,133 and $98,150 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $593,000

12

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and $1,282,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $23,044 and $32,717 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $2,000, $6,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $25,411,633 and $16,177,030, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	1,349,161	955,035
Issued to shareholders electing to receive payments of distributions in Fund shares	419,863	33,895
Redemptions	(704,520)	(302,334)
Exchange from Class B shares	55,522	61,431
Net increase	1,120,026	748,027
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	110,780	100,763
Issued to shareholders electing to receive payments of distributions in Fund shares	161,375	24,070
Redemptions	(118,666)	(301,178)
Exchange to Class A shares	(59,393)	(65,166)
Net increase (decrease)	94,096	(241,511)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	289,739	327,367
Issued to shareholders electing to receive payments of distributions in Fund shares	210,551	23,330
Redemptions	(164,920)	(170,576)
Net increase	335,370	180,121

13

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%
Security	Shares	Value
Aerospace & Defense — 0.0%
Ceradyne, Inc.(1)	500	$19,480
		$19,480
Biotechnology — 1.8%
Genzyme Corp.(1)	51,000	$3,587,850
		$3,587,850
Capital Markets — 4.5%
FCStone Group, Inc.(1)	15,060	$623,785
Macquarie Group, Ltd.	70,500	4,192,483
MF Global, Ltd.(1)	326,000	4,293,420
		$9,109,688
Chemicals — 0.1%
Intrepid Potash, Inc.(1)	5,412	$257,016
		$257,016
Commercial Banks — 2.2%
Banco Itau Holding Financeira SA ADR	122,774	$3,443,811
KeyCorp	39,000	941,070
		$4,384,881
Commercial Services & Supplies — 0.5%
CoStar Group, Inc.(1)(2)	21,000	$1,006,950
TeleTech Holdings, Inc.(1)	1,000	22,930
		$1,029,880
Communications Equipment — 5.5%
BigBand Networks, Inc.(1)	239,777	$1,764,759
Research In Motion, Ltd.(1)	77,565	9,434,231
		$11,198,990
Computer Peripherals — 2.3%
Apple, Inc.(1)	19,100	$3,322,445
Synaptics, Inc.(1)(2)	38,000	1,289,720
		$4,612,165

Security	Shares	Value
Construction & Engineering — 0.3%
Northwest Pipe Co.(1)(2)	13,000	$552,760
		$552,760
Containers & Packaging — 1.3%
Owens-Illinois, Inc.(1)	49,100	$2,707,865
		$2,707,865
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(1)	100	$4,741
Capella Education Co.(1)	100	6,449
		$11,190
Diversified Financial Services — 1.0%
Citigroup, Inc.	77,000	$1,945,790
KKR Financial Holdings LLC	100	1,270
		$1,947,060
Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$428
		$428
Electrical Equipment — 6.3%
First Solar, Inc.(1)	3,800	$1,109,562
GrafTech International, Ltd.(1)	105,000	2,063,250
JA Solar Holdings Co., Ltd. ADR(1)(2)	359,000	8,619,590
Suntech Power Holdings Co., Ltd. ADR(1)(2)	22,000	984,060
		$12,776,462
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	29,000	$3,636,890
		$3,636,890
Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$3,380
		$3,380
Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp.(1)	20,000	$1,108,400
Thoratec Corp.(1)	625	9,994
		$1,118,394

See notes to financial statements
15

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 0.1%
Healthways, Inc.(1)	6,101	$222,870
Henry Schein, Inc.(1)	1,000	55,370
		$278,240
Hotels, Restaurants & Leisure — 1.1%
Scientific Games Corp., Class A(1)(2)	78,000	$2,196,480
Starbucks Corp.(1)	500	8,115
		$2,204,595
Household Durables — 3.9%
Centex Corp.	79,000	$1,644,780
Hovnanian Enterprises, Inc.(1)(2)	128,000	1,512,960
Lennar Corp., Class A(2)	135,000	2,486,700
Pulte Homes, Inc.	168,000	2,190,720
Standard-Pacific Corp.(2)	100	506
		$7,835,666
Industrial Conglomerates — 0.0%
McDermott International, Inc.(1)	200	$10,716
		$10,716
Insurance — 0.0%
Admiral Group PLC	1,000	$17,102
Progressive Corp.	400	7,276
		$24,378
Internet & Catalog Retail — 4.0%
NutriSystem, Inc.(2)	51,000	$1,024,080
Orbitz Worldwide, Inc.(1)(2)	166,000	1,319,700
Priceline.com, Inc.(1)(2)	37,300	4,760,972
Shutterfly, Inc.(1)(2)	56,000	915,600
		$8,020,352
Internet Software & Services — 7.6%
Akamai Technologies, Inc.(1)	57,000	$2,038,890
Ariba, Inc.(1)	1,000	11,870
Bankrate, Inc.(1)(2)	77,900	4,069,496
DealerTrack Holdings, Inc.(1)(2)	44,660	859,258
Equinix, Inc.(1)(2)	41,300	3,734,346
Google, Inc., Class A(1)	7,929	4,553,545
Move, Inc.(1)	1,013	3,191

Security	Shares	Value
Internet Software & Services (continued)
Omniture, Inc.(1)(2)	1,000	$22,820
Switch and Data Facilities Co.(1)	9,666	146,343
VeriSign, Inc.(1)	100	3,605
		$15,443,364
IT Services — 1.5%
MasterCard, Inc., Class A(2)	11,000	$3,059,760
WNS Holdings, Ltd. ADR(1)	52	945
		$3,060,705
Machinery — 3.1%
Flowserve Corp.	27,800	$3,449,702
Titan International, Inc.(2)	77,000	2,743,510
		$6,193,212
Media — 0.8%
Central European Media Enterprises, Ltd., Class A(1)(2)	14,326	$1,518,842
CTC Media, Inc.(1)	3,830	99,082
		$1,617,924
Metals & Mining — 14.7%
Coeur d'Alene Mines Corp.(1)	68	$209
Consolidated Thompson Iron Mines, Ltd.(1)	257,000	2,044,057
Eldorado Gold Corp.(1)	137,000	926,120
Fording Canadian Coal Trust(2)	65,000	4,035,850
Gammon Gold, Inc.(1)	282,507	2,158,353
Golden Star Resources, Ltd.(1)(2)	1,087,000	3,608,840
Grande Cache Coal Corp.(1)	212,000	1,151,465
Patriot Coal Corp.(1)	48,000	3,170,400
Roca Mines, Inc.(1)(2)	152,739	376,122
Schnitzer Steel Industries, Inc.	13,500	1,188,000
Thompson Creek Metals Co., Inc.(1)	318,529	6,876,001
United States Steel Corp.	26,100	4,018,095
Western Copper Corp.(1)	110,000	158,376
		$29,711,888
Multiline Retail — 3.0%
Big Lots, Inc.(1)(2)	131,000	$3,540,930
Dollar Tree, Inc.(1)	78,000	2,464,800
		$6,005,730

See notes to financial statements
16

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 13.4%
Alon USA Energy, Inc.(2)	1,000	$13,950
Alpha Natural Resources, Inc.(1)	86,000	4,183,900
Goodrich Petroleum Corp.(1)(2)	44,728	1,510,912
Hess Corp.	75,400	8,007,480
Massey Energy Co.	102,454	5,361,418
Quicksilver Resources, Inc.(1)(2)	36,000	1,493,640
Range Resources Corp.	14,000	929,320
Rex Energy Corp.(1)	26,401	572,902
Rosetta Resources, Inc.(1)	58,000	1,263,820
SandRidge Energy, Inc.(1)(2)	9,199	415,611
TXCO Resources, Inc.(1)(2)	73,000	932,940
Uranium One, Inc.(1)	543,603	2,509,933
W&T Offshore, Inc.	1,000	40,900
		$27,236,726
Personal Products — 1.0%
Bare Escentuals, Inc.(1)(2)	92,000	$2,098,520
Herbalife, Ltd.	86	3,765
		$2,102,285
Pharmaceuticals — 2.7%
Abbott Laboratories	100	$5,275
Elan Corp. PLC ADR(1)(2)	189,000	4,968,810
Flamel Technologies SA ADR(1)	100	928
Perrigo Co.	14,000	573,860
		$5,548,873
Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc.(2)	124,396	$2,084,877
		$2,084,877
Semiconductors & Semiconductor Equipment — 6.5%
Atheros Communications, Inc.(1)(2)	138,000	$3,673,560
Cavium Networks, Inc.(1)	100	2,055
MEMC Electronic Materials, Inc.(1)	100	6,297
Renesola, Ltd.(1)(2)	691,000	5,726,412
Renesola, Ltd. ADR(1)(2)	221,000	3,701,750
Tessera Technologies, Inc.(1)	500	10,120
		$13,120,194

Security	Shares	Value
Software — 0.5%
Nintendo Co., Ltd.	2,000	$1,099,993
		$1,099,993
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	5,000	$173,400
CarMax, Inc.(1)(2)	500	10,375
Coldwater Creek, Inc.(1)(2)	266,500	1,423,110
Men's Wearhouse, Inc. (The)	31,000	825,530
Pier 1 Imports, Inc.(1)(2)	357,431	2,787,962
TJX Companies, Inc. (The)	30,000	966,600
		$6,186,977
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(1)	63,966	$2,275,271
		$2,275,271
Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A(2)	94	$369
		$369
Wireless Telecommunication Services — 0.1%
China Mobile, Ltd. ADR	1,000	$86,320
Philippine Long Distance Telephone Co. ADR	1,000	61,100
		$147,420
Total Common Stocks (identified cost $150,750,940)		$197,164,134

See notes to financial statements
17

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 34.1%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.91%(3)(4)	62,508	$62,508,260
Investment in Cash Management Portfolio, 2.49%(4)	$6,524	6,523,502
Total Short-Term Investments (identified cost $69,031,762)		$69,031,762
Total Investments — 131.4% (identified cost $219,782,702)		$266,195,896
Other Assets, Less Liabilities — (31.4)%		$(63,549,811)
Net Assets — 100.0%		$202,646,085

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at April 30, 2008.

(3)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
18

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value including $60,048,605 of securities on loan (identified cost, $150,750,940)	$197,164,134
Affiliated investments, at value (identified cost, $69,031,762)	69,031,762
Receivable for investments sold	1,640,707
Dividends and interest receivable	68,500
Interest receivable from affiliated investment	12,576
Securities lending income receivable	159,018
Total assets	$268,076,697
Liabilities
Collateral for securities loaned	$62,508,260
Payable for investments purchased	2,798,762
Payable to affiliate for investment adviser fee	101,049
Payable to affiliate for Trustees' fees	655
Accrued expenses	21,886
Total liabilities	$65,430,612
Net Assets applicable to investors' interest in Portfolio	$202,646,085
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$156,233,968
Net unrealized appreciation (computed on the basis of identified cost)	46,412,117
Total	$202,646,085

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $8,814)	$665,491
Interest	15
Securities lending income, net	318,950
Interest income allocated from affiliated investment	209,555
Expenses allocated from affiliated investment	(23,576)
Total investment income	$1,170,435
Expenses
Investment adviser fee	$621,189
Trustees' fees and expenses	6,543
Custodian fee	54,641
Legal and accounting services	16,549
Miscellaneous	4,529
Total expenses	$703,451
Net investment income	$466,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,104,204
Foreign currency transactions	(31,800)
Net realized gain	$10,072,404
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(21,300,911)
Foreign currency	(1,077)
Net change in unrealized appreciation (depreciation)	$(21,301,988)
Net realized and unrealized loss	$(11,229,584)
Net decrease in net assets from operations	$(10,762,600)

See notes to financial statements
19

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$466,984	$3,943,925
Net realized gain from investment and foreign currency transactions	10,072,404	32,232,884
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(21,301,988)	29,932,482
Net increase (decrease) in net assets from operations	$(10,762,600)	$66,109,291
Capital transactions — Contributions	$25,411,633	$21,049,018
Withdrawals	(30,934,065)	(18,789,888)
Net increase (decrease) in net assets from capital transactions	$(5,522,432)	$2,259,130
Net increase (decrease) in net assets	$(16,285,032)	$68,368,421
Net Assets
At beginning of period	$218,931,117	$150,562,696
At end of period	$202,646,085	$218,931,117

See notes to financial statements
20

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007		2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.74	%(3)	0.72%		0.76%	0.77%	0.76%	0.79%
Net investment income (loss)	0.47	%(3)	2.24	%(4)	0.59%	0.10%	(0.06)%	(0.54)%
Portfolio Turnover	129%		157%		181%	217%	239%	224%
Total Return	(4.43	)%(5)	44.75%		20.69%	8.71%	4.60%	34.80%
Net assets, end of period (000's omitted)	$202,646		$218,931		$150,563	$135,774	$108,894	$86,988

(1)  The investment adviser voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average daily net assets for each of the years ended October 31, 2006 and 2004).

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Includes special dividends equal to 1.85% of average daily net assets.

(5)  Not annualized.

See notes to financial statements
21

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 51.0% and 48.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

22

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on

23

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $642,995 of which $21,806 was allocated from Cash Management and $621,189 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $260,251,716 and $252,135,995, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$220,180,164
Gross unrealized appreciation	$47,580,273
Gross unrealized depreciation	(1,564,541)
Net unrealized appreciation	$46,015,732

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $595,905 for the six months ended April 30, 2008. At April 30, 2008, the value of the securities loaned and the value of the collateral amounted to $60,048,605 and $62,508,260, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

24

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Multi-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Multi-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Multi-Cap Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

824-6/08  TMCAPSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
SMALL-CAP
GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission ("the SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

INVESTMENT UPDATE

Nancy Tooke, CFA,

Portfolio Manager

Economic and Market Conditions

•

The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•

For the six months ended April 30, 2008, nine of the ten major sectors within the S&P SmallCap 600 Index registered negative returns. The energy sector was the lone area that posted a positive return, while the consumer staples, telecomunication services and utilities sectors produced relatively modest losses. The weakest performing sectors were information technology, consumer discretionary, health care and financials. Market-leading industries during the period included oil and gas consumables and transportation. In contrast, industries such as electronic equipment, textiles, commercial banks and health care providers were the period’s worst performers.

Management Discussion

•

The Fund invests its assets in Tax-Managed Small-Cap Growth Portfolio (the “Portfolio”), a separate investment company with the same objectives and investment policies as the Fund. While posting a negative return, the Fund significantly outperformed its benchmark – the S&P SmallCap 600 Index – for the six months ended April 30, 2008. In a period marked by increasing volatility and signs of a slowing economy, the Portfolio benefited from favorable stock selection in the health care, consumer staples and information technology sectors and an overweighting in the energy sector – positions that contributed to the Fund’s relative outperformance during the period.

•

With revenues generally tied to non-discretionary consumer spending, the Portfolio’s consumer staples stocks performed well in a weak economy. One strong performer was a producer of household and personal care products, including cleansers, detergents and inorganic chemicals. Pricing flexibility helped the company offset rising commodity and energy costs, while recent acquisitions were also accretive to earnings.

•

In the energy sector, a significant overweighting in oil and gas exploration stocks was additive to performance. The Portfolio focused on independent oil and gas companies with good cost controls and reasonable leverage. The companies benefited from the surge in oil prices and increased production levels. Higher energy prices made speculative and expensive drilling techniques of some companies more cost effective.

Eaton Vance Tax-Managed Small-Cap Growth Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	-3.90%
Class B(1)	-4.28
Class C(1)	-4.30
S&P SmallCap 600 Index(2)	-11.60
Lipper Small-Cap Growth Funds Average(2)	-16.55

See pages 3 and 4 for more performance information, including after-tax returns.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•

Stock selection in the health care sector boosted performance. The Portfolio saw strong returns from the maker of products based on omega-3, a fatty acid shown to improve cardiovascular health and other health functions. The company had strong earnings growth from sales of products used in food, beverages, infant formulas and nutritional supplements. Another positive performer was a manufacturer of packaging and delivery systems for injectable drugs and personal care products. The company benefited from increased sales in Europe and Asia. The Portfolio was additionally helped by the weak U.S. dollar, as a maker of medical products used in treating sleep and respiratory disorders was acquired by a European company. Bolstered by the inflated Euro, European suitors found selected U.S. health care companies attractive takeover targets.

•

Stock selection was key in the consumer discretionary area, as hard-pressed consumers were squeezed by higher energy costs and falling home values. A discount retailer performed very well for the Portfolio. The company, which specializes in sales of excess inventories and closeout merchandise, generated relatively strong same-store sales growth during the period. That benefited the company, as shoppers increasing sought value in lower-priced goods.

•

While the Portfolio was underweighted in financial stocks, the sector was, nonetheless, a drag on performance. Commercial banks fared poorly, hurt by increased loan loss provisions for real estate-related business. Capital market stocks were also market laggards during the period. While the fundamentals and earning potential of asset managers remained sound, the weakness of the overall financial sector pulled the stocks lower. The Portfolio’s telecommunication holdings also restrained performance. A provider of wireless transmission equipment fared poorly during the period. While registering strong sales growth, the company struggled with higher freight costs and merger-related costs, which negatively impacted profit margins.

Portfolio Composition

Top Ten Holdings(1)

By net assets

Petrohawk Energy Corp.	2.7%
Cleveland-Cliffs, Inc.	2.5
Denbury Resources, Inc.	2.3
Range Resources Corp.	2.3
FTI Consulting, Inc.	2.2
Martek Biosciences Corp.	2.2
Forest Oil Corp.	2.1
Foster Wheeler, Ltd.	2.1
Big Lots, Inc.	2.0
Central European Media Enterprises, Ltd.	1.9

(1)	Top Ten Holdings represented 22.3% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings(2)

By net assets

(2)	As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETMGX	EMMGX	ECMGX
Average Annual Total Returns (at net asset value)
Six Months	-3.90%	-4.28%	-4.30%
One Year	7.71%	6.79%	6.82%
Five Years	14.54%	13.69%	13.70%
Ten Years	3.32%	2.52%	2.51%
Life of Fund†	4.23%	3.44%	3.41%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.40%	-9.07%	-5.2 5%
One Year	1.51%	1.79%	5.82%
Five Years	13.20%	13.45%	13.70%
Ten Years	2.72%	2.52%	2.51%
Life of Fund†	3.65%	3.44%	3.41%

† Inception Dates – Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.34%	2.09%	2.09%

(2)	Source: Prospectus dated 3/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	7.71%	14.54%	3.32%
Return After Taxes on Distributions	7.71%	14.54%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	5.01%	12.80%	2.88%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	1.51%	13.20%	2.72%
Return After Taxes on Distributions	1.51%	13.20%	2.72%
Return After Taxes on Distributions and Sale of Fund shares	0.98%	11.58%	2.35%

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	6.79%	13.69%	2.52%
Return After Taxes on Distributions	6.79%	13.69%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares	4.41%	12.02%	2.18%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	1.79%	13.45%	2.52%
Return After Taxes on Distributions	1.79%	13.45%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares	1.16%	11.81%	2.18%

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	6.82%	13.70%	2.51%
Return After Taxes on Distributions	6.82%	13.70%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	4.43%	12.03%	2.16%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	5.82%	13.70%	2.51%
Return After Taxes on Distributions	5.82%	13.70%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.78%	12.03%	2.16%

Class A of the Fund commenced investment operations on 9/25/97, and Class B and Class C of the Fund commenced investment operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Growth Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$961.00	$6.63
Class B	$1,000.00	$957.20	$10.27
Class C	$1,000.00	$957.00	$10.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.82
Class B	$1,000.00	$1,014.40	$10.57
Class C	$1,000.00	$1,014.40	$10.57

* Expenses are equal to the Fund's annualized expense ratio of 1.36% for Class A shares, 2.11% for Class B shares and 2.11% for Class C shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $99,743,166)	$120,491,050
Receivable for Fund shares sold	382,197
Total assets	$120,873,247
Liabilities
Payable for Fund shares redeemed	$329,379
Payable to affiliate for distribution and service fees	56,721
Payable to affiliate for Trustees' fees	802
Accrued expenses	116,515
Total liabilities	$503,417
Net Assets	$120,369,830
Sources of Net Assets
Paid-in capital	$196,214,869
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(95,860,409)
Accumulated net investment loss	(732,514)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	20,747,884
Total	$120,369,830
Class A Shares
Net Assets	$67,266,209
Shares Outstanding	4,338,117
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.51
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.51)	$16.46
Class B Shares
Net Assets	$24,910,090
Shares Outstanding	1,740,450
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.31
Class C Shares
Net Assets	$28,193,531
Shares Outstanding	1,977,037
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.26
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $2,022)	$183,117
Interest allocated from Portfolio	103,796
Expenses allocated from Portfolio	(442,222)
Net investment loss from Portfolio	$(155,309)
Expenses
Trustees' fees and expenses	$1,995
Distribution and service fees Class A	76,574
Class B	146,912
Class C	139,529
Transfer and dividend disbursing agent fees	136,592
Registration fees	23,296
Printing and postage	18,970
Custodian fee	14,560
Legal and accounting services	13,787
Miscellaneous	4,990
Total expenses	$577,205
Net investment loss	$(732,514)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,612,830
Foreign currency transactions	2,673
Net realized gain	$4,615,503
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(9,798,998)
Net change in unrealized appreciation (depreciation)	$(9,798,998)
Net realized and unrealized loss	$(5,183,495)
Net decrease in net assets from operations	$(5,916,009)

See notes to financial statements
6

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment loss	$(732,514)	$(1,521,019)
Net realized gain from investment and foreign currency transactions	4,615,503	14,366,935
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(9,798,998)	17,930,513
Net increase (decrease) in net assets from operations	$(5,916,009)	$30,776,429
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$4,659,404	$7,251,380
Class B	221,534	623,643
Class C	1,035,394	3,430,081
Cost of shares redeemed Class A	(6,554,390)	(10,620,119)
Class B	(3,430,074)	(9,211,666)
Class C	(2,855,560)	(5,669,347)
Net asset value of shares exchanged Class A	6,366,689	7,697,320
Class B	(6,366,689)	(7,697,320)
Net decrease in net assets from Fund share transactions	$(6,923,692)	$(14,196,028)
Net increase (decrease) in net assets	$(12,839,701)	$16,580,401
Net Assets
At beginning of period	$133,209,531	$116,629,130
At end of period	$120,369,830	$133,209,531
Accumulated net investment loss included in net assets
At end of period	$(732,514)	$—

See notes to financial statements
7

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$16.140		$12.520	$10.300		$9.470		$9.630		$7.620
Income (loss) from operations
Net investment loss(1)	$(0.065)		$(0.117)	$(0.073)		$(0.105)		$(0.107)		$(0.100)
Net realized and unrealized gain (loss)	(0.565)		3.737	2.293		0.935		(0.053)		2.110
Total income (loss) from operations	$(0.630)		$3.620	$2.220		$0.830		$(0.160)		$2.010
Net asset value — End of period	$15.510		$16.140	$12.520		$10.300		$9.470		$9.630
Total Return(2)	(3.90	)%(8)	28.91%	21.55%		8.76%		(1.66	)%(3)	26.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67,266		$65,185	$46,895		$24,855		$30,172		$40,514
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.36	%(6)	1.34%	1.41	%(7)	1.44	%(7)	1.37%		1.43%
Net investment loss	(0.88	)%(6)	(0.82)%	(0.63)%		(1.04)%		(1.12)%		(1.23)%
Portfolio Turnover of the Portfolio	41%		78%	99%		223%		282%		248%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$14.950		$11.690	$9.680		$8.980		$9.190		$7.330
Income (loss) from operations
Net investment loss(1)	$(0.111)		$(0.205)	$(0.152)		$(0.170)		$(0.170)		$(0.155)
Net realized and unrealized gain (loss)	(0.529)		3.465	2.162		0.870		(0.040)		2.015
Total income (loss) from operations	$(0.640)		$3.260	$2.010		$0.700		$(0.210)		$1.860
Net asset value — End of period	$14.310		$14.950	$11.690		$9.680		$8.980		$9.190
Total Return(2)	(4.28	)%(8)	27.89%	20.76%		7.80%		(2.28	)%(3)	25.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,910		$36,554	$43,053		$47,222		$62,553		$82,345
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.11	%(6)	2.09%	2.16	%(7)	2.19	%(7)	2.12%		2.18%
Net investment loss	(1.62	)%(6)	(1.56)%	(1.40)%		(1.79)%		(1.87)%		(1.98)%
Portfolio Turnover of the Portfolio	41%		78%	99%		223%		282%		248%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$14.900		$11.650	$9.650		$8.940		$9.160		$7.310
Income (loss) from operations
Net investment loss(1)	$(0.111)		$(0.206)	$(0.150)		$(0.170)		$(0.170)		$(0.154)
Net realized and unrealized gain (loss)	(0.529)		3.456	2.150		0.880		(0.050)		2.004
Total income (loss) from operations	$(0.640)		$3.250	$2.000		$0.710		$(0.220)		$1.850
Net asset value — End of period	$14.260		$14.900	$11.650		$9.650		$8.940		$9.160
Total Return(2)	(4.30	)%(8)	27.90%	20.72%		7.94%		(2.40	)%(3)	25.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$28,194		$31,471	$26,681		$18,341		$25,282		$35,855
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.11	%(6)	2.09%	2.16	%(7)	2.19	%(7)	2.12%		2.18%
Net investment loss	(1.62	)%(6)	(1.57)%	(1.38)%		(1.79)%		(1.87)%		(1.97)%
Portfolio Turnover of the Portfolio	41%		78%	99%		223%		282%		248%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (66.0% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $103,192,760 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009 ($47,247,022) and October 31, 2010 ($55,945,738).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if

11

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $7,431 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,858 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $76,574 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to

12

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $110,184 and $104,647 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,568,000 and $10,355,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $36,728 and $34,882 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $1,000, $10,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $5,586,143 and $13,240,176, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	311,196	502,180
Redemptions	(447,650)	(746,269)
Exchange from Class B shares	435,342	538,163
Net increase	298,888	294,074
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	15,952	46,544
Redemptions	(249,232)	(706,301)
Exchange to Class A shares	(470,897)	(578,610)
Net decrease	(704,177)	(1,238,367)
Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	75,763	255,373
Redemptions	(211,216)	(433,923)
Net decrease	(135,453)	(178,550)

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007.

13

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.(1)	28,230	$3,098,525
Ceradyne, Inc.(1)	76,920	2,996,803
		$6,095,328
Beverages — 0.8%
Central European Distribution Corp.(1)	23,350	$1,422,482
		$1,422,482
Biotechnology — 2.2%
Martek Biosciences Corp.(1)	112,850	$3,979,091
		$3,979,091
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	21,790	$2,164,619
Lazard, Ltd., Class A	67,020	2,623,163
		$4,787,782
Chemicals — 1.3%
Intrepid Potash, Inc.(1)	4,760	$226,052
Terra Industries, Inc.(1)	57,530	2,178,086
		$2,404,138
Commercial Banks — 1.0%
Boston Private Financial Holdings, Inc.	37,800	$351,540
Cullen/Frost Bankers, Inc.	15,100	842,882
East-West Bancorp, Inc.	40,110	571,167
		$1,765,589
Commercial Services & Supplies — 3.4%
Clean Harbors, Inc.(1)	33,770	$2,227,807
FTI Consulting, Inc.(1)	62,710	4,013,440
		$6,241,247
Computer Peripherals — 1.1%
Stratasys, Inc.(1)	27,980	$543,931
Synaptics, Inc.(1)	42,310	1,436,001
		$1,979,932

Security	Shares	Value
Construction & Engineering — 2.1%
Foster Wheeler, Ltd.(1)	60,580	$3,858,340
		$3,858,340
Distributors — 1.5%
LKQ Corp.(1)	128,580	$2,797,901
		$2,797,901
Electrical Equipment — 0.2%
Valence Technology, Inc.(1)	113,900	$373,592
		$373,592
Electronic Equipment & Instruments — 4.2%
Daktronics, Inc.	184,930	$2,735,115
FLIR Systems, Inc.(1)	90,330	3,101,029
National Instruments Corp.	63,820	1,877,584
		$7,713,728
Energy Equipment & Services — 6.6%
Hornbeck Offshore Services, Inc.(1)	54,485	$2,717,167
ION Geophysical Corp.(1)	207,670	3,308,183
NATCO Group, Inc.(1)	65,755	3,327,203
Willbros Group, Inc.(1)	75,171	2,712,921
		$12,065,474
Health Care Equipment & Supplies — 7.7%
Analogic Corp.	40,690	$2,343,337
IDEXX Laboratories, Inc.(1)	29,800	1,585,360
Immucor, Inc.(1)	27,200	733,856
ResMed, Inc.(1)	19,330	833,510
Sirona Dental Systems, Inc.(1)	83,980	2,248,145
West Pharmaceutical Services, Inc.	64,970	3,047,743
Wright Medical Group, Inc.(1)	116,140	3,242,629
		$14,034,580
Health Care Providers & Services — 1.4%
VCA Antech, Inc.(1)	76,600	$2,479,542
		$2,479,542
Hotels, Restaurants & Leisure — 1.3%
Scientific Games Corp., Class A(1)	81,720	$2,301,235
		$2,301,235

See notes to financial statements
15

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products — 1.7%
Church & Dwight Co., Inc.	53,420	$3,035,324
		$3,035,324
Insurance — 2.9%
Philadelphia Consolidated Holding Corp.(1)	75,950	$2,801,036
Protective Life Corp.	56,610	2,412,718
		$5,213,754
IT Services — 1.5%
Euronet Worldwide, Inc.(1)	151,130	$2,671,978
		$2,671,978
Life Sciences Tools & Services — 2.7%
Bruker BioSciences Corp.(1)	190,870	$2,313,344
PerkinElmer, Inc.	101,630	2,699,293
		$5,012,637
Machinery — 3.3%
Bucyrus International, Inc., Class A	14,100	$1,775,613
Kadant, Inc.(1)	38,010	991,301
Titan International, Inc.	91,220	3,250,169
		$6,017,083
Media — 1.9%
Central European Media Enterprises, Ltd.(1)	33,420	$3,543,188
		$3,543,188
Metals & Mining — 4.2%
Cleveland-Cliffs, Inc.	27,980	$4,487,992
IAMGOLD Corp.	255,886	1,530,198
Nevada Pacific Mining Co.(1)(2)(3)	80,000	56,000
Yamana Gold, Inc.	122,746	1,573,604
		$7,647,794
Multiline Retail — 2.7%
Big Lots, Inc.(1)	133,210	$3,600,666
Dollar Tree, Inc.(1)	44,120	1,394,192
		$4,994,858

Security	Shares	Value
Oil, Gas & Consumable Fuels — 16.4%
Clean Energy Fuels Corp.(1)	36,670	$477,444
Denbury Resources, Inc.(1)	136,920	4,184,275
Forest Oil Corp.(1)	66,160	3,898,809
Foundation Coal Holdings, Inc.	14,070	843,919
Goodrich Petroleum Corp.(1)	103,640	3,500,959
Patriot Coal Corp.(1)	40,710	2,688,896
Petrohawk Energy Corp.(1)	205,670	4,862,039
Quicksilver Resources, Inc.(1)	61,990	2,571,965
Range Resources Corp.	63,015	4,182,936
St. Mary Land & Exploration Co.	33,860	1,480,359
TXCO Resources, Inc.(1)	95,540	1,221,001
		$29,912,602
Personal Products — 1.1%
Herbalife, Ltd.	45,190	$1,978,418
		$1,978,418
Real Estate Management & Development — 0.7%
St. Joe Co. (The)	32,990	$1,341,703
		$1,341,703
Road & Rail — 2.4%
Kansas City Southern(1)	71,660	$3,230,433
Landstar System, Inc.	21,830	1,134,287
		$4,364,720
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Energy Industries, Inc.(1)	196,760	$2,754,640
Atheros Communications, Inc.(1)	55,950	1,489,389
Intersil Corp., Class A	110,470	2,951,758
Renesola, Ltd. ADR(1)	120,960	2,026,080
Verigy, Ltd.(1)	134,800	2,880,676
		$12,102,543
Software — 4.4%
Mentor Graphics Corp.(1)	262,620	$2,644,583
Parametric Technology Corp.(1)	171,650	2,991,860
Sybase, Inc.(1)	79,489	2,338,566
		$7,975,009

See notes to financial statements
16

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	77,200	$2,677,296
		$2,677,296
Trading Companies & Distributors — 2.5%
GATX Corp.	57,674	$2,537,656
United Rentals, Inc.(1)	111,680	2,104,051
		$4,641,707
Total Common Stocks (identified cost $139,583,897)		$177,430,595
Special Warrants — 0.1%
Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Short-Term Investments — 2.9%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(4)	$5,186	$5,185,631
Total Short-Term Investments (identified cost $5,185,631)		$5,185,631
Total Investments — 100.2% (identified cost $145,249,528)		$182,796,226
Other Assets, Less Liabilities — (0.2)%		$(303,175)
Net Assets — 100.0%		$182,493,051

(1)  Non-income producing security.

(2)  Restricted security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
17

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $140,063,897)	$177,610,595
Affiliated investment, at value (identified cost, $5,185,631)	5,185,631
Cash	4,102
Receivable for investments sold	2,944,938
Dividends and interest receivable	20,674
Interest receivable from affiliated investment	12,614
Total assets	$185,778,554
Liabilities
Payable for investments purchased	$3,145,229
Payable to affiliate for investment adviser fee	90,081
Payable to affiliate for Trustees' fees	1,696
Accrued expenses	48,497
Total liabilities	$3,285,503
Net Assets applicable to investors' interest in Portfolio	$182,493,051
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$144,946,353
Net unrealized appreciation (computed on the basis of identified cost)	37,546,698
Total	$182,493,051

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $2,896)	$265,690
Interest	394
Interest income allocated from affiliated investment	150,324
Expenses allocated from affiliated investment	(18,135)
Total investment income	$398,273
Expenses
Investment adviser fee	$526,390
Trustees' fees and expenses	6,594
Custodian fee	65,513
Legal and accounting services	25,875
Miscellaneous	1,997
Total expenses	$626,369
Net investment loss	$(228,096)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$6,180,984
Foreign currency transactions	4,056
Net realized gain	$6,185,040
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(12,596,104)
Net change in unrealized appreciation (depreciation)	$(12,596,104)
Net realized and unrealized loss	$(6,411,064)
Net decrease in net assets from operations	$(6,639,160)

See notes to financial statements
18

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment loss	$(228,096)	$(370,789)
Net realized gain from investment and foreign currency transactions	6,185,040	19,547,987
Net change in unrealized appreciation (depreciation) of investments	(12,596,104)	25,306,878
Net increase (decrease) in net assets from operations	$(6,639,160)	$44,484,076
Capital transactions — Contributions	$14,335,972	$19,007,575
Withdrawals	(13,242,273)	(34,503,149)
Net increase (decrease) in net assets from capital transactions	$1,093,699	$(15,495,574)
Net increase (decrease) in net assets	$(5,545,461)	$28,988,502
Net Assets
At beginning of period	$188,038,512	$159,050,010
At end of period	$182,493,051	$188,038,512

See notes to financial statements
19

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.75	%(2)	0.74%	0.74	%(3)	0.74	%(3)	0.75%		0.73%
Net investment income (loss)	(0.26	)%(2)	(0.22)%	0.01%		(0.34)%		(0.50)%		(0.53)%
Portfolio Turnover	41%		78%	99%		223%		282%		248%
Total Return	(3.60	)%(5)	29.67%	22.33%		9.52%		(1.05	)%(4)	27.24%
Net assets, end of period (000's omitted)	$182,493		$188,039	$159,050		$153,121		$180,777		$226,702

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(4)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

(5)  Not annualized.

See notes to financial statements
20

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Small-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 66.0% and 33.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

21

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against

22

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $543,254 of which $16,864 was allocated from Cash Management and $526,390 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $69,878,517 and $71,249,063, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$145,249,528
Gross unrealized appreciation	$44,453,826
Gross unrealized depreciation	(6,907,128)
Net unrealized appreciation	$37,546,698

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing 0.13% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000
Total Restricted Securities			$560,000	$236,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

23

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Small-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Tax-Managed Small-Cap Growth Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Tax-Managed Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

130-6/08  MGSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will (if applicable) file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

INVESTMENT UPDATE

Gregory R. Greene, CFA,
Lead Portfolio Manager

Economic and Market Conditions

•             The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financial sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•             For the six months ended April 30, 2008, eight of the ten major sectors within the Russell 2000 Value Index registered negative returns. The energy sector and materials sectors were the only sectors that posted modestly positive returns, while consumer staples, telecommunication services and utilities produced relatively modest losses. The weakest performing sectors were financials, information technology and consumer discretionary. Market-leading industries during the period included oil and gas consumables, metals and mining, pharmaceuticals and tobacco. In contrast, industries such as commercial banks, media, communications equipment, insurance, and hotels and restaurants were the period’s worst-performing industries.(2)

Management Discussion

•             The Fund invests its assets in Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), a separate investment company with the same objectives and investment policies as the Fund. The Fund outperformed its primary benchmark, the Russell 2000 Value Index, during the six months ended April 30, 2008. In a period characterized by a slowing economy and increasing volatility, the Portfolio limited its losses by reducing its exposure to economically sensitive areas, while focusing on companies management deemed likely to maintain relatively stable revenues in a weaker economic climate. Sectors that contributed most to the Fund’s performance during the six-month period included consumer staples, industrials and energy.

•             An overweighting in consumer staples boosted the Fund’s performance during the period. Top performers included a national distributor of fruits and produce. In a period of high food inflation, the company enjoyed a price advantage with consumers compared to its higher-priced competitors. The company also saw an incremental increase in sales from its newly introduced packaged salads and healthy snacks. Another strong performer was a maker of household and personal care products. Pricing flexibility helped the company offset rising commodity and energy costs, while recent acquisitions were also accretive to earnings. A warehouse club operator also fared well, benefiting from higher sales of gasoline and food products and a focus on high margin products.

•             Within the industrial sector, the Portfolio had strong performance from an industrial conglomerate with large energy holdings. The company benefited from a strong surge in coal prices. Elsewhere in the industrial

Eaton Vance Tax-Managed Small-Cap Value Fund

Total Return Performance 10/31/07 – 4/30/08

Class A(1)	-7.37%
Class B(1)	-7.67
Class C(1)	-7.73
Russell 2000 Value Index(2)	-11.55
S&P SmallCap 600 Index(2)	-11.60
Lipper Small Cap Value Funds Average(2)	-11.33

Please refer to pages 3-4 for additional performance information, including after-tax returns.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would have been lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

area, a provider of services and equipment for the rail industry performed well. The company, which makes on-board electronics and braking systems, enjoyed stronger sales to mass transit systems.

•             In the energy sector, the Portfolio benefited from its exposure to a broad range of exploration, energy equipment and energy services companies. An oil and gas exploration and production company performed well. The company enjoyed sharply higher earnings due to record oil and gas prices and higher production levels. Energy services and equipment companies were also additive to performance, including a global provider of offshore helicopter services to drillers and a producer of energy equipment. Service and equipment companies saw increased demand as higher energy prices generated increased drilling activity.

•             While the Portfolio remained underweighted in financial stocks, the sector featured some of its least successful performers. Commercial banks fared poorly, hurt by increased loan loss provisions for real estate-related business. Capital markets and trading companies were also market laggards. While the long-term fundamental outlook and earning potential of many companies remained sound, near-term challenges pulled the overall financial sector lower during the period.

•             The Portfolio’s information technology stocks were a slight drag on performance. Software and semiconductor stocks registered declines through much of the period. Investors voiced concerns that, in an economic slowdown, many businesses could elect to cancel or defer purchases of new systems and software.

Portfolio Composition

Top Ten Holdings(1)

By net assets

Walter Industries, Inc.	3.7%
Chiquita Brands International, Inc.	3.7
Performance Food Group Co.	3.6
BJ’s Wholesale Club, Inc.	3.4
AptarGroup, Inc.	3.3
First Niagara Financial Group, Inc.	3.2
Piedmont Natural Gas Co., Inc.	3.0
RPM International, Inc.	2.9
Owens & Minor, Inc.	2.7
IPC Holdings, Ltd.	2.6

(1)          Top Ten Holdings represented 32.1% of Portfolio net assets as of 4/30/08. Excludes cash equivalents.

Common Stock Investments by Sector(2)

By net assets

(2)          As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	ESVAX	ESVBX	ESVCX
Average Annual Total Returns (at net asset value)
Six Months	-7.37%	-7.67%	-7.73%
One Year	-6.14%	-6.82%	-6.82%
Five Years	12.63%	11.82%	11.84%
Life of Fund†	8.93%	8.15%	8.16%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-12.70%	-11.82%	-8.56%
One Year	-11.56%	-11.01%	-7.66%
Five Years	11.31%	11.57%	11.84%
Life of Fund†	7.89%	8.15%	8.16%

†                  Inception date of all Classes: 3/4/02.

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would have been lower.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	2.01%	2.76%	2.76%
Net Expense Ratio	1.69%	2.44%	2.44%

(2)          Source: Prospectus dated 3/1/08. The Net Expense Ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-6.14%	12.63%	8.93%
Return After Taxes on Distributions	-7.47%	11.88%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares	-2.04%	11.07%	7.82%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-11.56%	11.31%	7.89%
Return After Taxes on Distributions	-12.81%	10.57%	7.31%
Return After Taxes on Distributions and Sale of Fund Shares	-5.67%	9.89%	6.88%

Average Annual Total Returns

(For the Periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-6.82%	11.84%	8.16%
Return After Taxes on Distributions	-8.20%	11.06%	7.55%
Return After Taxes on Distributions and Sale of Fund Shares	-2.39%	10.37%	7.13%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-7.66%	11.84%	8.16%
Return After Taxes on Distributions	-9.04%	11.06%	7.55%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	10.37%	7.13%

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-6.82%	11.82%	8.15%
Return After Taxes on Distributions	-8.20%	11.05%	7.54%
Return After Taxes on Distributions and Sale of Fund Shares	-2.39%	10.36%	7.12%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-11.01%	11.57%	8.15%
Return After Taxes on Distributions	-12.40%	10.79%	7.54%
Return After Taxes on Distributions and Sale of Fund Shares	-5.12%	10.13%	7.12%

Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would have been lower.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Value Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period* (11/1/07 – 4/30/08)
Actual
Class A	$1,000.00	$926.30	$7.90	**
Class B	$1,000.00	$923.30	$11.48	**
Class C	$1,000.00	$922.70	$11.47	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.70	$8.27	**
Class B	$1,000.00	$1,012.90	$12.01	**
Class C	$1,000.00	$1,012.90	$12.01	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.65% for Class A shares, 2.40% for Class B shares and 2.40% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, expenses would be higher.

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $23,271,065)	$29,360,942
Receivable for Fund shares sold	167,937
Receivable from the administrator of the Fund and the sub-adviser of the Portfolio	15,239
Total assets	$29,544,118
Liabilities
Payable for Fund shares redeemed	$124,466
Payable to affiliate for distribution and service fees	12,600
Payable to affiliate for administration fee	3,547
Payable to affiliate for Trustees' fees	128
Accrued expenses	29,203
Total liabilities	$169,944
Net Assets	$29,374,174
Sources of Net Assets
Paid-in capital	$23,506,768
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(166,349)
Accumulated net investment loss	(56,122)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	6,089,877
Total	$29,374,174
Class A Shares
Net Assets	$18,448,572
Shares Outstanding	1,370,346
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.46
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.46)	$14.28
Class B Shares
Net Assets	$4,953,831
Shares Outstanding	388,557
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.75
Class C Shares
Net Assets	$5,971,771
Shares Outstanding	467,869
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.76
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio	$201,854
Interest allocated from Portfolio	23,539
Expenses allocated from Portfolio	(166,493)
Net investment income from Portfolio	$58,900
Expenses
Administration fee	$21,718
Trustees' fees and expenses	100
Distribution and service fees Class A	21,876
Class B	26,641
Class C	30,640
Registration fees	23,933
Transfer and dividend disbursing agent fees	23,822
Legal and accounting services	7,752
Printing and postage	7,326
Custodian fee	6,069
Miscellaneous	5,678
Total expenses	$175,555
Deduct — Allocation of expenses to the administrator of the Fund and the sub-adviser of the Portfolio	$60,533
Total expense reductions	$60,533
Net expenses	$115,022
Net investment loss	$(56,122)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(132,019)
Net realized loss	$(132,019)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,216,233)
Net change in unrealized appreciation (depreciation)	$(2,216,233)
Net realized and unrealized loss	$(2,348,252)
Net decrease in net assets from operations	$(2,404,374)

See notes to financial statements
6

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment loss	$(56,122)	$(228,758)
Net realized gain (loss) from investment transactions	(132,019)	3,075,285
Net change in unrealized appreciation (depreciation) from investments	(2,216,233)	681,473
Net increase (decrease) in net assets from operations	$(2,404,374)	$3,528,000
Distributions to shareholders — From net realized gain Class A	$(1,783,471)	$(1,148,098)
Class B	(595,814)	(528,019)
Class C	(673,040)	(594,019)
Total distributions to shareholders	$(3,052,325)	$(2,270,136)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$3,649,963	$3,953,402
Class B	198,444	412,469
Class C	443,733	1,118,200
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,488,333	978,525
Class B	464,355	401,815
Class C	531,411	408,179
Cost of shares redeemed Class A	(2,760,643)	(2,960,442)
Class B	(794,562)	(1,137,489)
Class C	(924,578)	(2,430,665)
Net asset value of shares exchanged Class A	236,523	520,721
Class B	(236,523)	(520,721)
Net increase in net assets from Fund share transactions	$2,296,456	$743,994
Net increase (decrease) in net assets	$(3,160,243)	$2,001,858
Net Assets
At beginning of period	$32,534,417	$30,532,559
At end of period	$29,374,174	$32,534,417
Accumulated net investment loss included in net assets
At end of period	$(56,122)	$—

See notes to financial statements
7

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$16.050		$15.400	$14.640	$13.010	$11.420	$8.860
Income (loss) from operations
Net investment loss	$(0.006)		$(0.058)	$(0.066)	$(0.087)	$(0.082)	$(0.061)
Net realized and unrealized gain (loss)	(1.083)		1.857	1.644	1.717	1.672	2.621
Total income (loss) from operations	$(1.089)		$1.799	$1.578	$1.630	$1.590	$2.560
Less distributions
From net realized gain	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Total distributions	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Net asset value — End of period	$13.460		$16.050	$15.400	$14.640	$13.010	$11.420
Total Return(2)	(7.37	)%(7)	12.30%	11.24%	12.53%	13.92%	28.89%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,449		$18,978	$15,695	$14,303	$10,772	$7,509
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	1.65	%(6)	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment loss	(0.09	)%(6)	(0.37)%	(0.44)%	(0.61)%	(0.67)%	(0.62)%
Portfolio Turnover of the Portfolio	52%		80%	49%	24%	12%	21%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The administrator subsidized certain operating expenses (equal to 0.42%, 0.32%, 0.26%, 0.28%, 0.35% and 0.85% of average daily net assets for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$15.330		$14.870	$14.260	$12.770	$11.290	$8.820
Income (loss) from operations
Net investment loss	$(0.055)		$(0.168)	$(0.174)	$(0.189)	$(0.171)	$(0.132)
Net realized and unrealized gain (loss)	(1.024)		1.777	1.602	1.679	1.651	2.602
Total income (loss) from operations	$(1.079)		$1.609	$1.428	$1.490	$1.480	$2.470
Less distributions
From net realized gain	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Total distributions	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Net asset value — End of period	$12.750		$15.330	$14.870	$14.260	$12.770	$11.290
Total Return(2)	(7.67	)%(7)	11.41%	10.45%	11.67%	13.11%	28.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,954		$6,412	$7,033	$7,802	$7,784	$5,961
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	2.40	%(6)	2.44%	2.50%	2.50%	2.50%	2.50%
Net investment loss	(0.85	)%(6)	(1.12)%	(1.20)%	(1.36)%	(1.41)%	(1.36)%
Portfolio Turnover of the Portfolio	52%		80%	49%	24%	12%	21%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The administrator subsidized certain operating expenses (equal to 0.42%, 0.32%, 0.26%, 0.28%, 0.35% and 0.85% of average daily net assets for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$15.350		$14.880	$14.270	$12.780	$11.290	$8.820
Income (loss) from operations
Net investment loss	$(0.055)		$(0.169)	$(0.174)	$(0.189)	$(0.171)	$(0.131)
Net realized and unrealized gain (loss)	(1.034)		1.788	1.602	1.679	1.661	2.601
Total income (loss) from operations	$(1.089)		$1.619	$1.428	$1.490	$1.490	$2.470
Less distributions
From net realized gain	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Total distributions	$(1.501)		$(1.149)	$(0.818)	$—	$—	$—
Net asset value — End of period	$12.760		$15.350	$14.880	$14.270	$12.780	$11.290
Total Return(2)	(7.73	)%(7)	11.47%	10.44%	11.66%	13.20%	28.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,972		$7,145	$7,805	$6,968	$5,179	$3,870
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	2.40	%(6)	2.44%	2.50%	2.50%	2.50%	2.50%
Net investment loss	(0.85	)%(6)	(1.12)%	(1.19)%	(1.36)%	(1.42)%	(1.35)%
Portfolio Turnover of the Portfolio	52%		80%	49%	24%	12%	21%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  The administrator subsidized certain operating expenses (equal to 0.42%, 0.32%, 0.26%, 0.28%, 0.35% and 0.85% of average daily net assets for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.4% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $21,718. For the six months ended April 30, 2008, EVM and the sub-adviser of the Portfolio, Fox Asset Management LLC (Fox), have agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.65% annually of the Fund's average daily net assets for Class A shares and 2.40% annually of the Fund's average daily net assets for Class B and Class C shares. This agreement may be changed or terminated after April 30, 2010. Pursuant to this agreement, EVM and Fox were allocated $15,133 and $45,400, respectively, of the Fund's operating expenses for the six months ended April 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $1,515 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,124 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $21,876 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services

12

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $19,981 and $22,980 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $80,000 and $411,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $6,660 and $7,660, for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $4,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $4,156,390 and $5,106,018, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	264,882	252,535
Issued to shareholders electing to receive payments of distributions in Fund shares	103,716	66,027
Redemptions	(198,322)	(188,524)
Exchange from Class B shares	17,595	33,476
Net increase	187,871	163,514
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	15,028	27,844
Issued to shareholders electing to receive payments of distributions in Fund shares	34,094	28,198
Redemptions	(60,265)	(75,874)
Exchange to Class A shares	(18,550)	(34,916)
Net decrease	(29,693)	(54,748)

13

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	34,596	74,710
Issued to shareholders electing to receive payments of distributions in Fund shares	38,960	28,624
Redemptions	(71,207)	(162,266)
Net increase (decrease)	2,349	(58,932)

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

14

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.9%
Security	Shares	Value
Auto Components — 1.8%
BorgWarner, Inc.	26,100	$1,282,815
		$1,282,815
Capital Markets — 2.2%
OptionsXpress Holdings, Inc.	71,800	$1,541,546
		$1,541,546
Chemicals — 2.9%
RPM International, Inc.	92,900	$2,071,670
		$2,071,670
Commercial Banks — 6.9%
First Midwest Bancorp, Inc.	56,300	$1,437,339
Hanmi Financial Corp.	90,400	631,896
Sterling Bancshares, Inc.	125,200	1,300,828
Trustmark Corp.	68,100	1,483,218
		$4,853,281
Commercial Services & Supplies — 3.1%
Pike Electric Corp.(1)	79,000	$1,267,160
School Specialty, Inc.(1)	31,000	912,640
		$2,179,800
Computer Peripherals — 1.5%
Brocade Communications Systems, Inc.(1)	150,200	$1,075,432
		$1,075,432
Containers & Packaging — 3.3%
AptarGroup, Inc.	52,200	$2,304,630
		$2,304,630
Electric Utilities — 4.7%
Cleco Corp.	66,900	$1,606,269
Westar Energy, Inc.	74,800	1,734,612
		$3,340,881
Electrical Equipment — 1.9%
A.O. Smith Corp.	42,800	$1,324,232
		$1,324,232

Security	Shares	Value
Electronic Equipment & Instruments — 1.3%
Technitrol, Inc.	44,800	$940,800
		$940,800
Energy Equipment & Services — 3.1%
Bristow Group, Inc.(1)	19,100	$1,007,525
Oil States International, Inc.(1)	23,700	1,186,422
		$2,193,947
Food & Staples Retailing — 8.2%
BJ's Wholesale Club, Inc.(1)	63,000	$2,401,560
Longs Drugstores Corp.	21,000	841,260
Performance Food Group Co.(1)	77,100	2,579,766
		$5,822,586
Food Products — 3.7%
Chiquita Brands International, Inc.(1)	116,700	$2,654,925
		$2,654,925
Gas Utilities — 3.0%
Piedmont Natural Gas Co., Inc.	81,600	$2,145,264
		$2,145,264
Health Care Equipment & Supplies — 2.0%
West Pharmaceutical Services, Inc.	30,000	$1,407,300
		$1,407,300
Health Care Providers & Services — 2.7%
Owens & Minor, Inc.	42,400	$1,921,568
		$1,921,568
Hotels, Restaurants & Leisure — 1.2%
Jack in the Box, Inc.(1)	32,600	$872,050
		$872,050
Household Durables — 2.3%
Tupperware Brands Corp.	41,600	$1,639,040
		$1,639,040
Household Products — 2.1%
Church & Dwight Co., Inc.	25,500	$1,448,910
		$1,448,910

See notes to financial statements
15

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 5.6%
Teleflex, Inc.	23,800	$1,311,142
Walter Industries, Inc.	38,300	2,656,488
		$3,967,630
Insurance — 6.6%
IPC Holdings, Ltd.	62,600	$1,822,286
Protective Life Corp.	41,200	1,755,944
Zenith National Insurance Corp.	30,300	1,125,342
		$4,703,572
Leisure Equipment & Products — 1.6%
RC2 Corp.(1)	61,700	$1,141,450
		$1,141,450
Machinery — 6.9%
Albany International Corp., Class A	25,200	$914,760
CLARCOR, Inc.	22,700	952,492
Nordson Corp.	23,400	1,381,302
Wabtec Corp.	38,900	1,668,032
		$4,916,586
Oil, Gas & Consumable Fuels — 4.1%
Cimarex Energy Co.	13,300	$828,590
Penn Virginia Corp.	19,300	1,013,250
Rosetta Resources, Inc.(1)	48,600	1,058,994
		$2,900,834
Personal Products — 2.1%
Chattem, Inc.(1)	21,650	$1,512,902
		$1,512,902
Pharmaceuticals — 0.9%
Sciele Pharma, Inc.(1)	33,400	$643,618
		$643,618
Semiconductors & Semiconductor Equipment — 4.1%
Diodes, Inc.(1)	51,050	$1,380,392
ON Semiconductor Corp.(1)	203,500	1,520,145
		$2,900,537

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc.(1)	95,700	$1,353,198
		$1,353,198
Thrifts & Mortgage Finance — 3.2%
First Niagara Financial Group, Inc.	157,100	$2,266,953
		$2,266,953
Total Common Stocks (identified cost $55,100,881)		$67,327,957
Total Investments — 94.9% (identified cost $55,100,881)		$67,327,957
Other Assets, Less Liabilities — 5.1%		$3,646,654
Net Assets — 100.0%		$70,974,611

(1)  Non-income producing security.

See notes to financial statements
16

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at value (identified cost, $55,100,881)	$67,327,957
Cash	3,678,215
Dividends and interest receivable	57,631
Total assets	$71,063,803
Liabilities
Payable to affiliate for investment adviser fee	$58,230
Payable to affiliate for Trustees' fees	1,405
Accrued expenses	29,557
Total liabilities	$89,192
Net Assets applicable to investors' interest in Portfolio	$70,974,611
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$58,747,535
Net unrealized appreciation (computed on the basis of identified cost)	12,227,076
Total	$70,974,611

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends	$462,126
Interest	50,597
Total investment income	$512,723
Expenses
Investment adviser fee	$329,549
Trustees' fees and expenses	3,800
Custodian fee	28,015
Legal and accounting services	14,586
Miscellaneous	1,757
Total expenses	$377,707
Net investment income	$135,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(760,598)
Net realized loss	$(760,598)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,175,508)
Net change in unrealized appreciation (depreciation)	$(4,175,508)
Net realized and unrealized loss	$(4,936,106)
Net decrease in net assets from operations	$(4,801,090)

See notes to financial statements
17

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$135,016	$108,016
Net realized gain (loss) from investment transactions	(760,598)	6,466,302
Net change in unrealized appreciation (depreciation) from investments	(4,175,508)	321,816
Net increase (decrease) in net assets from operations	$(4,801,090)	$6,896,134
Capital transactions — Contributions	$21,370,499	$5,518,111
Withdrawals	(5,106,018)	(7,234,160)
Net increase (decrease) in net assets from capital transactions	$16,264,481	$(1,716,049)
Net increase in net assets	$11,463,391	$5,180,085
Net Assets
At beginning of period	$59,511,220	$54,331,135
At end of period	$70,974,611	$59,511,220

See notes to financial statements
18

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.15	%(2)	1.14%	1.14%	1.15%		1.14%	1.18%
Net investment income (loss)	0.41	%(2)	0.19%	0.17%	(0.00	)%(3)	(0.06)%	(0.04)%
Portfolio Turnover	52%		80%	49%	24%		12%	21%
Total Return	(7.13	)%(4)	12.92%	11.91%	13.20%		14.62%	29.62%
Net assets, end of period (000's omitted)	$70,975		$59,511	$54,331	$50,791		$53,226	$41,903

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Amounts to less than (0.01)%.

(4)  Not annualized.

See notes to financial statements
19

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 41.4% and 58.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

20

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Fox Asset Management LLC (Fox), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2008, the adviser fee was 1.00% (annualized) of the Portfolio's average daily net assets and amounted to $329,549.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $49,401,646 and $32,106,836, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,100,881
Gross unrealized appreciation	$14,930,460
Gross unrealized depreciation	(2,703,384)
Net unrealized appreciation	$12,227,076

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

21

Tax-Managed Small-Cap Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

22

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•   An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Fox Asset Management LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

24

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund and had agreed to increase the amount of such waiver or expense payment to reduce further the Fund's expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund and the Portfolio to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Small-Cap Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Small-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Tax-Managed Small-Cap Value Fund

OFFICERS AND TRUSTEES

Tax-Managed Small-Cap Value Portfolio

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Vice President and Trustee
Gregory R. Greene
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio
Fox Asset Management LLC

331 Newman Springs Road, Suite 122

Red Bank, NJ 07701

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1300-6/08  TMSCVSRC

Semiannual Report April 30, 2008

EATON VANCE
TAX-MANAGED
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

INVESTMENT UPDATE

Michael R. Mach, CFA
Portfolio Manager

Economic and Market Conditions

•

The stock market registered a decline for the six months ended April 30, 2008, reflecting a slowing economy, weaker corporate profits and the deepening credit crisis. The financial and housing segments were hard hit, as a large supply of unsold homes plagued the housing market and the financials sector suffered steep losses related to the subprime loan debacle. Concerns over the credit crisis contributed to rising market volatility. As curtailed lending raised the prospect of a more severe slowdown, the Federal Reserve lowered short-term interest rates to add much-needed liquidity. The surge in energy prices was another hurdle for the economy, as oil prices topped $119 a barrel, while the U.S. dollar fell to record lows versus other major currencies. Global markets also declined, with those dependent on sales to the U.S. of technology products and consumer electronics especially hard-hit. In mid-March 2008, the market began to recover tentatively amid suggestions that the market had already discounted the worst of the credit crisis. Led by a rebound in financial stocks and increasing hopes for an orderly unwinding of troubled debt, the rally gained strength through April 2008, trimming losses for the six-month period.

•

For the six months ended April 30, 2008, nine of the ten major sectors in the Russell 1000 Value Index registered negative returns. The Index’s only gains were recorded by the energy sector, while consumer staples, materials and utilities produced relatively modest losses. The weakest-performing sectors were information technology, financials, consumer discretionary and industrials. Market-leading industries during the period included oil, gas and consumable fuels; road and rail; and real estate management and development. In contrast, industries in the financials sector were among the worst-hit: capital markets, diversified financial services, commercial banks, and thrifts and mortgage finance companies. The airlines, wireless telecommunication services, and communications equipment industries were also among the Russell 1000 Value’s worst-performing industries for the period.

Management Discussion

•

The Fund currently invests in Tax-Managed Value Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The Portfolio outperformed the Russell 1000 Value Index in nine of the ten sectors for the six-month period. The health care sector was the lone underperformer, due to the lagging returns of some of the Portfolio’s pharmaceuticals holdings.

•

Although the financials sector was battered by the broader markets over the course of the period, it was the area that made the greatest contribution to the Fund’s relative returns. The Portfolio’s exposure to the sector was reduced over the past six months, as management pared back the weighting relative to the benchmark, which was beneficial to returns. In addition, stock selection was also positive, especially among diversified financial services and commercial banks.

•

Stock selection in the industrials sector was also additive to performance, especially among machinery stocks, as was an overweighting in road and rail stocks. While an overweighing in information technology (“IT”) relative to the benchmark detracted from returns, the performance of selected IT stocks in the Portfolio more than offset the negative effect of the sector allocation.

Eaton vance Tax-Managed value Fund

Total Return performance 10/31/07 – 4/30/08

Class A(1)	-5.68%
Class B(1)	-6.07
Class C(1)	-6.10
Class I (since inception on 11/30/07)(1)	-2.09
Russell 1000 Value Index(2)	-9.83
Lipper Large-Cap Value Funds Average(2)	-10.34

See pages 3 and 4 for more performance information, including after-tax returns.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•

In addition, it is important to consider the Portfolio’s tax-managed strategy of balancing investment and tax considerations. The goal in managing a tax-managed fund is not to avoid taxes, but rather to maximize after-tax returns. Investment decisions are made from the perspective of long-term, tax-paying shareholders interested in the level of fund pre-tax returns and how tax-efficiently fund returns are achieved. The Fund’s after-tax return information can be found on page 4 of this report.

•

The Portfolio remains committed to its strategy of investing in companies that are considered to be attractive in their long-term investment prospects, are favorably priced in relation to their fundamental value, and which are likely to grow in value over time on an after-tax basis. The Portfolio’s research-driven investment process and commitment to a long-term investment perspective are designed to help meet the Portfolio’s objective.

•	As always, I wish to thank you, my fellow shareholders, for your continued confidence and participation in the Fund.

Lipper Quintile Rankings(1)

By total return at 4/30/08

EATON VANCE TAX-MANAGED VALUE FUND CLASS A

LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION

Period	Quintile	Ranking

1 Year	1st	43 of 543 funds
3 Years	1st	28 of 471 funds
5 Years	1st	31 of 388 funds

(1)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbol	EATVX	EBTVX	ECTVX	EITVX
Average Annual Total Returns (at net asset value)
Six Months	-5.68%	-6.07%	-6.10%	N/A
One Year	-0.37	-1.13	-1.14	N/A
Five Years	14.36	13.50	13.50	N/A
Life of Fund†	9.46	8.30	8.65	-2.09

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.12%	-10.76%	-7.03%	N/A
One Year	-6.11	-6.06	-2.13	N/A
Five Years	13.02	13.26	13.50	N/A
Life of Fund†	8.69	8.30	8.65	-2.09

† Inception Dates – Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00; Class I: 11/30/07

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I

Expense Ratio	1.16%	1.91%	1.91%	0.91%

(2)	Source: Prospectus dated 3/1/08.

Portfolio Composition

Top Ten Holdings(3)

By net assets

Occidental Petroleum Corp.	2.5%
AT&T, Inc.	2.4
International Business Machines Corp.	2.4
Travelers Companies, Inc. (The)	2.3
ConocoPhillips	2.3
JPMorgan Chase & Co.	2.3
Hewlett-Packard Co.	2.3
Exxon Mobil Corp.	2.2
Exelon Corp.	2.1
Apache Corp.	2.0

(3)	Top Ten Holdings represented 22.8% of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Sector Weightings(4)

By net assets

(4)	As a percentage of the Portfolio’s net assets as of 4/30/08. Excludes cash equivalents.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-0.37%	14.36%	9.46%
Return After Taxes on Distributions	-0.50	14.21	9.37
Return After Taxes on Distributions and Sale of Fund Shares	-0.05	12.61	8.37

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-6.11%	13.02%	8.69%
Return After Taxes on Distributions	-6.24	12.87	8.60
Return After Taxes on Distributions and Sale of Fund Shares	-3.79	11.40	7.66

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.13%	13.50%	8.30%
Return After Taxes on Distributions	-1.14	13.46	8.27
Return After Taxes on Distributions and Sale of Fund Shares	-0.71	11.85	7.31

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-6.06%	13.26%	8.30%
Return After Taxes on Distributions	-6.08	13.22	8.27
Return After Taxes on Distributions and Sale of Fund Shares	-3.92	11.63	7.31

Average Annual Total Returns

(For the periods ended April 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.14%	13.50%	8.65%
Return After Taxes on Distributions	-1.17	13.46	8.63
Return After Taxes on Distributions and Sale of Fund Shares	-0.71	11.85	7.63

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-2.13%	13.50%	8.65%
Return After Taxes on Distributions	-2.16	13.46	8.63
Return After Taxes on Distributions and Sale of Fund Shares	-1.35	11.85	7.63

Class A, Class B and Class C of the Fund commenced investment operations on 12/27/99, 1/18/00 and 1/24/00, respectively. Class I of the Fund commenced investment operations on 11/30/07. Class I after-tax returns are not provided because the class has less than a full year of operations. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 – April 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Value Fund

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expenses Paid During Period (11/1/07 – 4/30/08)
Actual*
Class A	$1,000.00	$943.20	$5.60
Class B	$1,000.00	$939.30	$9.21
Class C	$1,000.00	$939.00	$9.21
Class I	$1,000.00	$979.10	$3.74
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.82
Class B	$1,000.00	$1,015.40	$9.57
Class C	$1,000.00	$1,015.40	$9.57
Class I	$1,000.00	$1,020.30	$4.57

*  Class I had not commenced operations as of November 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.91% for Class B shares, 1.91% for Class C shares and 0.91% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 for Class A, Class B and Class C (to reflect the one-half year period) and by 152/366 for Class I (to reflect the period from commencement of operations on November 30, 2007, to April 30, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2007 (November 29, 2007 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.91% for Class B shares, 1.91% for Class C shares and 0.91% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business of October 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost, $1,006,906,541)	$1,488,156,437
Receivable for Fund shares sold	6,810,743
Total assets	$1,494,967,180
Liabilities
Payable for Fund shares redeemed	$1,851,121
Payable to affiliate for distribution and service fees	600,549
Payable to affiliate for administration fee	170,354
Payable to affiliate for Trustees' fees	552
Accrued expenses	238,801
Total liabilities	$2,861,377
Net Assets	$1,492,105,803
Sources of Net Assets
Paid-in capital	$1,082,855,317
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(76,276,340)
Accumulated undistributed net investment income	4,276,930
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	481,249,896
Total	$1,492,105,803
Class A Shares
Net Assets	$860,453,473
Shares Outstanding	42,329,436
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.33
Maximum Offering Price Per Share (100 ÷ 94.25 of $20.33)	$21.57
Class B Shares
Net Assets	$206,690,410
Shares Outstanding	10,786,200
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.16
Class C Shares
Net Assets	$321,795,130
Shares Outstanding	16,373,601
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.65
Class I Shares
Net Assets	$103,166,790
Shares Outstanding	5,078,704
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $97,254)	$15,507,336
Interest allocated from Portfolio	730,219
Securities lending income allocated from Portfolio, net	86,981
Expenses allocated from Portfolio	(4,430,411)
Net investment income from Portfolio	$11,894,125
Expenses
Administration fee	$1,014,106
Trustees' fees and expenses	1,996
Distribution and service fees Class A	1,009,537
Class B	1,091,624
Class C	1,601,536
Transfer and dividend disbursing agent fees	488,764
Printing and postage	95,106
Registration fees	88,218
Custodian fee	23,200
Legal and accounting services	19,252
Miscellaneous	11,470
Total expenses	$5,444,809
Net investment income	$6,449,316
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(31,922,300)
Foreign currency transactions	(4,407)
Net realized loss	$(31,926,707)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(59,547,444)
Foreign currency	30,594
Net change in unrealized appreciation (depreciation)	$(59,516,850)
Net realized and unrealized loss	$(91,443,557)
Net decrease in net assets from operations	$(84,994,241)

See notes to financial statements
6

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$6,449,316	$8,607,277
Net realized gain (loss) from investment and foreign currency transactions	(31,926,707)	9,565,275
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(59,516,850)	165,949,134
Net increase (decrease) in net assets from operations	$(84,994,241)	$184,121,686
Distributions to shareholders — From net investment income Class A	$(8,147,261)	$(5,102,992)
Class B	(270,128)	(548,266)
Class C	(564,274)	(808,982)
Class I	(1,733)	—
Total distributions to shareholders	$(8,983,396)	$(6,460,240)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$371,667,891	$184,489,045
Class B	1,950,301	6,462,599
Class C	16,233,800	35,076,780
Class I	104,027,052	—
Net asset value of shares issued to shareholders in payment of distributions declared Class A	5,630,048	4,219,394
Class B	202,811	409,092
Class C	403,564	566,033
Class I	1,733	—
Cost of shares redeemed Class A	(209,044,265)	(85,219,600)
Class B	(17,457,780)	(33,513,124)
Class C	(21,141,548)	(32,395,726)
Class I	(722,347)	—
Net asset value of shares exchanged Class A	10,326,666	12,185,797
Class B	(10,326,666)	(12,185,797)
Net increase in net assets from Fund share transactions	$251,751,260	$80,094,493
Net increase in net assets	$157,773,623	$257,755,939
Net Assets
At beginning of period	$1,334,332,180	$1,076,576,241
At end of period	$1,492,105,803	$1,334,332,180
Accumulated undistributed net investment income included in net assets
At end of period	$4,276,930	$6,811,010

See notes to financial statements
7

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007	2006		2005		2004	2003
Net asset value — Beginning of period	$21.750		$18.770	$15.920		$13.950		$12.460	$10.770
Income (loss) from operations
Net investment income	$0.124		$0.202	$0.189		$0.122		$0.135	$0.101
Net realized and unrealized gain (loss)	(1.351)		2.955	2.805		1.984		1.471	1.594
Total income (loss) from operations	$(1.227)		$3.157	$2.994		$2.106		$1.606	$1.695
Less distributions
From net investment income	$(0.193)		$(0.177)	$(0.144)		$(0.136)		$(0.116)	$(0.005)
Total distributions	$(0.193)		$(0.177)	$(0.144)		$(0.136)		$(0.116)	$(0.005)
Net asset value — End of period	$20.330		$21.750	$18.770		$15.920		$13.950	$12.460
Total Return(2)	(5.68	)%(7)	16.93%	18.92%		15.17%		12.96%	15.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$860,453		$737,940	$529,073		$363,527		$269,908	$211,918
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.16	%(5)	1.16%	1.18	%(6)	1.21	%(6)	1.22%	1.27%
Net investment income	1.24	%(5)	1.06%	1.16%		0.86%		1.03%	0.91%
Portfolio Turnover of the Portfolio	27%		14%	26%		40%		44%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007	2006		2005		2004	2003
Net asset value — Beginning of period	$20.420		$17.630	$14.970		$13.130		$11.740	$10.220
Income (loss) from operations
Net investment income	$0.050		$0.068	$0.073		$0.018		$0.035	$0.017
Net realized and unrealized gain (loss)	(1.287)		2.761	2.618		1.862		1.384	1.503
Total income (loss) from operations	$(1.237)		$2.829	$2.691		$1.880		$1.419	$1.520
Less distributions
From net investment income	$(0.023)		$(0.039)	$(0.031)		$(0.040)		$(0.029)	$—
Total distributions	$(0.023)		$(0.039)	$(0.031)		$(0.040)		$(0.029)	$—
Net asset value — End of period	$19.160		$20.420	$17.630		$14.970		$13.130	$11.740
Total Return(2)	(6.07	)%(7)	16.07%	18.00%		14.34%		12.10%	14.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$206,690		$248,127	$250,030		$239,392		$227,778	$203,665
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.91	%(5)	1.91%	1.93	%(6)	1.96	%(6)	1.97%	2.02%
Net investment income	0.53	%(5)	0.33%	0.44%		0.13%		0.29%	0.16%
Portfolio Turnover of the Portfolio	27%		14%	26%		40%		44%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)(1)		2007	2006		2005		2004	2003
Net asset value — Beginning of period	$20.960		$18.100	$15.370		$13.470		$12.050	$10.490
Income (loss) from operations
Net investment income	$0.050		$0.062	$0.071		$0.018		$0.038	$0.018
Net realized and unrealized gain (loss)	(1.326)		2.847	2.694		1.915		1.412	1.542
Total income (loss) from operations	$(1.276)		$2.909	$2.765		$1.933		$1.450	$1.560
Less distributions
From net investment income	$(0.034)		$(0.049)	$(0.035)		$(0.033)		$(0.030)	$—
Total distributions	$(0.034)		$(0.049)	$(0.035)		$(0.033)		$(0.030)	$—
Net asset value — End of period	$19.650		$20.960	$18.100		$15.370		$13.470	$12.050
Total Return(2)	(6.10	)%(7)	16.10%	18.02%		14.37%		12.05%	14.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$321,795		$348,265	$297,473		$246,593		$216,066	$197,385
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.91	%(5)	1.91%	1.93	%(6)	1.96	%(6)	1.97%	2.02%
Net investment income	0.52	%(5)	0.32%	0.43%		0.12%		0.29%	0.16%
Portfolio Turnover of the Portfolio	27%		14%	26%		40%		44%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(7)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended April 30, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$20.970
Income (loss) from operations
Net investment income	$0.056
Net realized and unrealized loss	(0.483)
Total loss from operations	$(0.427)
Less distributions
From net investment income	$(0.233)
Total distributions	$(0.233)
Net asset value — End of period	$20.310
Total Return(3)	(2.09	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$103,167
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.91	%(6)
Net investment income	0.66	%(6)
Portfolio Turnover of the Portfolio	27%

(1)  For the period from the start of business, November 30, 2007, to April 30, 2008.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
11

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.2% at April 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $43,295,557 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2008, the administration fee amounted to $1,014,106. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2008, EVM earned $31,231 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $52,840 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2008 amounted to $1,009,537 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any

13

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2008, the Fund paid or accrued to EVD $818,718 and $1,201,152 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $559,000 and $23,000,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2008 amounted to $272,906 and $400,384 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2008, the Fund was informed that EVD received approximately $2,000, $68,000 and $14,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $489,619,386 and $256,327,760, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	18,236,371	9,106,356
Issued to shareholders electing to receive payments of distributions in Fund shares	263,579	217,382
Redemptions	(10,609,543)	(4,194,738)
Exchange from Class B shares	518,216	599,225
Net increase	8,408,623	5,728,225
Class B	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	103,091	340,581
Issued to shareholders electing to receive payments of distributions in Fund shares	10,046	22,306
Redemptions	(926,335)	(1,760,747)
Exchange to Class A shares	(549,890)	(636,294)
Net decrease	(1,363,088)	(2,034,154)

14

Eaton Vance Tax-Managed Value Fund as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Sales	831,707	1,804,499
Issued to shareholders electing to receive payments of distributions in Fund shares	19,485	30,076
Redemptions	(1,095,988)	(1,654,125)
Net increase (decrease)	(244,796)	180,450

Class I	Period Ended April 30, 2008 (Unaudited)(1)
Sales	5,114,389
Issued to shareholders electing to receive payments of distributions in Fund shares	81
Redemptions	(35,766)
Net increase	5,078,704

(1)  Class I commenced operations on November 30, 2007.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

15

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 4.2%
General Dynamics Corp.	250,000	$22,605,000
Northrop Grumman Corp.	300,000	22,071,000
United Technologies Corp.	350,000	25,364,500
		$70,040,500
Air Freight & Logistics — 0.4%
FedEx Corp.	75,000	$7,190,250
		$7,190,250
Auto Components — 0.7%
BorgWarner, Inc.	250,000	$12,287,500
		$12,287,500
Beverages — 1.2%
Molson Coors Brewing Co., Class B	350,000	$19,194,000
		$19,194,000
Capital Markets — 6.6%
Ameriprise Financial, Inc.	500,000	$23,745,000
Bank of New York Mellon Corp. (The)	650,000	28,294,500
Franklin Resources, Inc.	150,000	14,272,500
Goldman Sachs Group, Inc.(1)	172,500	33,011,325
Merrill Lynch & Co., Inc.(1)	200,000	9,966,000
		$109,289,325
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$18,701,700
		$18,701,700
Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	200,000	$13,870,000
U.S. Bancorp	700,000	23,723,000
Wells Fargo & Co.	800,000	23,800,000
		$61,393,000
Communications Equipment — 1.1%
Nokia Oyj ADR	625,000	$18,793,750
		$18,793,750

Security	Shares	Value
Computer Peripherals — 4.6%
Hewlett-Packard Co.	816,044	$37,823,639
International Business Machines Corp.	325,000	39,227,500
		$77,051,139
Consumer Finance — 0.4%
Capital One Financial Corp.	134,749	$7,141,697
		$7,141,697
Diversified Financial Services — 4.1%
Bank of America Corp.	800,000	$30,032,000
JPMorgan Chase & Co.	800,000	38,120,000
		$68,152,000
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	1,050,000	$40,645,500
Verizon Communications, Inc.	750,000	28,860,000
Windstream Corp.	258,481	3,034,567
		$72,540,067
Electric Utilities — 4.7%
Entergy Corp.	200,000	$22,972,000
Exelon Corp.	400,000	34,192,000
FPL Group, Inc.	325,000	21,544,250
		$78,708,250
Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	60,000	$7,524,600
National-Oilwell Varco, Inc.(2)	100,000	6,845,000
Transocean, Inc.(2)	200,000	29,492,000
		$43,861,600
Food & Staples Retailing — 3.1%
Kroger Co. (The)	650,000	$17,712,500
Safeway, Inc.	500,000	15,800,000
Wal-Mart Stores, Inc.	300,000	17,394,000
		$50,906,500
Food Products — 2.2%
Kraft Foods, Inc., Class A	250,000	$7,907,500
Nestle SA	60,000	28,488,220
		$36,395,720

See notes to financial statements
16

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 0.5%
Aetna, Inc.	200,000	$8,720,000
		$8,720,000
Hotels, Restaurants & Leisure — 1.1%
McDonald's Corp.	300,000	$17,874,000
		$17,874,000
Household Products — 0.8%
Kimberly-Clark Corp.	200,000	$12,798,000
		$12,798,000
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(2)	200,000	$8,790,000
		$8,790,000
Industrial Conglomerates — 0.5%
General Electric Co.	250,000	$8,175,000
		$8,175,000
Insurance — 8.4%
Allstate Corp. (The)	100,000	$5,036,000
AON Corp.	350,000	15,886,500
Chubb Corp.	500,000	26,485,000
Lincoln National Corp.	300,000	16,128,000
MetLife, Inc.	550,000	33,467,500
Progressive Corp.	200,000	3,638,000
Travelers Companies, Inc. (The)	775,000	39,060,000
		$139,701,000
Machinery — 4.0%
Caterpillar, Inc.	300,000	$24,564,000
Deere & Co.	400,000	33,628,000
Eaton Corp.	100,000	8,784,000
		$66,976,000
Media — 1.8%
Comcast Corp., Class A	700,000	$14,385,000
Walt Disney Co.	500,000	16,215,000
		$30,600,000

Security	Shares	Value
Metals & Mining — 3.5%
Alcoa, Inc.	325,000	$11,303,500
BHP Billiton, Ltd. ADR(1)	100,000	8,066,000
Companhia Vale do Rio Doce ADR	200,000	7,816,000
Freeport-McMoRan Copper & Gold, Inc., Class B(1)	275,000	31,281,250
		$58,466,750
Multiline Retail — 1.8%
JC Penney Company, Inc.	300,000	$12,750,000
Nordstrom, Inc.	250,000	8,815,000
Target Corp.	150,000	7,969,500
		$29,534,500
Multi-Utilities — 1.0%
Dominion Resources, Inc.	400,000	$17,356,000
		$17,356,000
Oil, Gas & Consumable Fuels — 15.5%
Anadarko Petroleum Corp.	100,000	$6,656,000
Apache Corp.	250,000	33,670,000
Chevron Corp.	300,000	28,845,000
ConocoPhillips	450,000	38,767,500
Exxon Mobil Corp.	400,000	37,228,000
Hess Corp.	300,000	31,860,000
Marathon Oil Corp.	200,000	9,114,000
Occidental Petroleum Corp.	500,000	41,605,000
Peabody Energy Corp.	300,000	18,339,000
Valero Energy Corp.	250,000	12,212,500
		$258,297,000
Paper and Forest Products — 0.6%
Weyerhaeuser Co.	150,000	$9,582,000
		$9,582,000
Pharmaceuticals — 5.0%
Abbott Laboratories	250,000	$13,187,500
Johnson & Johnson	325,000	21,804,250
Merck & Co., Inc.	625,000	23,775,000
Wyeth	550,000	24,458,500
		$83,225,250

See notes to financial statements
17

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.5%
AMB Property Corp.	110,000	$6,352,500
AvalonBay Communities, Inc.(1)	85,000	8,478,750
Public Storage, Inc.	75,000	6,802,500
Simon Property Group, Inc.	200,000	19,972,000
		$41,605,750
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	300,000	$30,765,000
		$30,765,000
Specialty Retail — 1.7%
Staples, Inc.	600,000	$13,020,000
TJX Companies, Inc. (The)	475,000	15,304,500
		$28,324,500
Tobacco — 1.6%
Altria Group, Inc.	375,000	$7,500,000
Philip Morris International, Inc.(2)	375,000	19,136,250
		$26,636,250
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	275,000	$8,706,500
		$8,706,500
Total Common Stocks (identified cost $1,102,263,962)		$1,637,780,498

Short-Term Investments — 5.9%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.91%(3)(4)	44,776	$44,775,614
Investment in Cash Management Portfolio, 2.49%(4)	$54,325	54,324,650
Total Short-Term Investments (identified cost $99,100,264)		$99,100,264
Total Investments — 104.1% (identified cost $1,201,364,226)		$1,736,880,762
Other Assets, Less Liabilities — (4.1)%		$(69,200,608)
Net Assets — 100.0%		$1,667,680,154

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at April 30, 2008.

(2)  Non-income producing security.

(3)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements
18

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value including $43,857,840 of securities on loan (identified cost, $1,102,263,962)	$1,637,780,498
Affiliated investments, at value (identified cost, $99,100,264)	99,100,264
Receivable for investments sold	13,160,671
Dividends and interest receivable	2,223,800
Interest receivable from affiliated investment	89,588
Securities lending income receivable	28,691
Tax reclaims receivable	545,741
Total assets	$1,752,929,253
Liabilities
Collateral for securities loaned	$44,775,614
Payable for investments purchased	39,598,847
Payable to affiliate for investment adviser fee	779,688
Payable to affiliate for Trustees' fees	4,189
Accrued expenses	90,761
Total liabilities	$85,249,099
Net Assets applicable to investors' interest in Portfolio	$1,667,680,154
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,132,100,890
Net unrealized appreciation (computed on the basis of identified cost)	535,579,264
Total	$1,667,680,154

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $109,948)	$17,544,545
Interest	113
Securities lending income, net	98,405
Interest income allocated from affiliated investment	825,579
Expenses allocated from affiliated investment	(96,272)
Total investment income	$18,372,370
Expenses
Investment adviser fee	$4,678,410
Trustees' fees and expenses	15,073
Custodian fee	168,113
Legal and accounting services	36,023
Miscellaneous	13,576
Total expenses	$4,911,195
Net investment income	$13,461,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(37,252,110)
Foreign currency transactions	(4,981)
Net realized loss	$(37,257,091)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(66,093,950)
Foreign currency	34,822
Net change in unrealized appreciation (depreciation)	$(66,059,128)
Net realized and unrealized loss	$(103,316,219)
Net decrease in net assets from operations	$(89,855,044)

See notes to financial statements
19

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$13,461,175	$21,338,601
Net realized gain (loss) from investment and foreign currency transactions	(37,257,091)	10,402,351
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(66,059,128)	187,564,735
Net increase (decrease) in net assets from operations	$(89,855,044)	$219,305,687
Capital transactions — Contributions	$492,705,156	$253,731,971
Withdrawals	(256,333,751)	(164,869,742)
Net increase in net assets from capital transactions	$236,371,405	$88,862,229
Net increase in net assets	$146,516,361	$308,167,916
Net Assets
At beginning of period	$1,521,163,793	$1,212,995,877
At end of period	$1,667,680,154	$1,521,163,793

See notes to financial statements
20

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.66	%(3)	0.66%	0.67%	0.68%	0.69%	0.70%
Net investment income	1.76	%(3)	1.56%	1.67%	1.40%	1.57%	1.47%
Portfolio Turnover	27%		14%	26%	40%	44%	76%
Total Return	(5.44	)%(4)	17.51%	19.53%	15.76%	13.55%	16.40%
Net assets, end of period (000's omitted)	$1,667,680		$1,521,164	$1,212,996	$946,075	$797,423	$673,412

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(2)  Excludes the effect of custody credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
21

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 89.2% and 10.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

22

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $2 billion and at reduced rates as daily net assets exceed that level, and is

23

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, Portfolio's adviser fee totaled $4,767,401 of which $88,991 was allocated from Cash Management and $4,678,410 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.62% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $671,007,410 and $416,415,856, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,202,506,267
Gross unrealized appreciation	$542,568,137
Gross unrealized depreciation	(8,193,642)
Net unrealized appreciation	$534,374,495

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $563,013 for the six months ended April 30, 2008. At April 30, 2008, the value of the securities loaned and the value of the collateral amounted to $43,857,840 and $44,775,614, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

24

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and Portfolio to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/08  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 12, 2008